       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1997


                                                      REGISTRATION NO. 2-94996
                                                     REGISTRATION NO. 811-4185

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                     [X]

                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                     POST-EFFECTIVE AMENDMENT NO. 29                       [X]


                                    AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                                [X]

                              AMENDMENT NO. 30                              [X]


                            THE HUDSON RIVER TRUST

       (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                         1345 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10105
         (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)


                          JOHN D. CARIFA, PRESIDENT
                         1345 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10105
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)
      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 221-5672


                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:


                            EDMUND P. BERGAN, JR.
                       ALLIANCE CAPITAL MANAGEMENT L.P.
                         1345 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10105


                                J.B. KITTREDGE
                                 ROPES & GRAY
                           ONE INTERNATIONAL PLACE
                       BOSTON, MASSACHUSETTS 02110-2624



          APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS.


It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)


     [X] on May 1, 1997 pursuant to paragraph (b)


     [ ] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   PURSUANT TO RULE 24F-2(A)(1) OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OR AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933.


   THE REGISTRANT'S 24F-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996 WAS FILED ON MARCH 5, 1997.

                            THE HUDSON RIVER TRUST
                            CROSS-REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

         ITEM NUMBER IN PART A                                     PROSPECTUS CAPTION

         --------------------------------------------------------  ----------------------------

   1.    Cover Page  ............................................. COVER PAGE

   2.    Synopsis ................................................ NOT APPLICABLE

   3.    Condensed Financial Information  ........................ FINANCIAL HIGHLIGHTS

   4.    General Description of Registrant  ...................... THE TRUST; INVESTMENT
                                                                   OBJECTIVES AND POLICIES

   5.    Management of the Trust  ................................ MANAGEMENT OF THE TRUST

   5A.   Management's Discussion of Fund Performance ............. NOT APPLICABLE

   6.    Capital Stock and Other Securities  ..................... THE TRUST; DESCRIPTION OF THE
                                                                   TRUST'S SHARES; DIVIDENDS,
                                                                   DISTRIBUTIONS AND TAXES

   7.    Purchase of Securities Being Offered .................... DESCRIPTION OF THE TRUST'S
                                                                   SHARES

   8.    Redemption or Repurchase  ............................... DESCRIPTION OF THE TRUST'S
                                                                   SHARES

   9.    Legal Proceedings  ...................................... NOT APPLICABLE

                                                                   STATEMENT OF ADDITIONAL
         ITEM NUMBER IN PART B                                     INFORMATION CAPTION

         --------------------------------------------------------  ----------------------------

   10.   Cover Page .............................................. COVER PAGE

   11.   Table of Contents ....................................... TABLE OF CONTENTS

   12.   General Information and History ......................... GENERAL INFORMATION AND HISTORY

   13.   Investment Objectives and Policies ...................... INVESTMENT RESTRICTIONS OF THE
                                                                   PORTFOLIOS; DESCRIPTION OF
                                                                   CERTAIN SECURITIES IN WHICH THE
                                                                   PORTFOLIOS MAY INVEST

   14.   Management of the Fund .................................. MANAGEMENT OF THE TRUST;
                                                                   INVESTMENT ADVISORY AND OTHER
                                                                   SERVICES

   15.   Control Persons and Principal Holders of Securities ..... GENERAL INFORMATION AND
                                                                   HISTORY; DESCRIPTION OF THE
                                                                   TRUST'S SHARES*

   16.   Investment Advisory and Other Services................... INVESTMENT ADVISORY AND OTHER
                                                                   SERVICES; FINANCIAL STATEMENTS

                                                                   STATEMENT OF ADDITIONAL
         ITEM NUMBER IN PART B                                     INFORMATION CAPTION

         --------------------------------------------------------  ----------------------------

   17.   Brokerage Allocation and Other Practices................. INVESTMENT ADVISORY AND OTHER
                                                                   SERVICES

   18.   Capital Stock and Other Securities ...................... GENERAL INFORMATION AND
                                                                   HISTORY; DESCRIPTION OF THE
                                                                   TRUST'S SHARES*

   19.   Purchase, Redemption and Pricing of Securities Being Offered.
                                                                   PURCHASE AND PRICING OF
                                                                   SECURITIES; DESCRIPTION OF THE
                                                                   TRUST'S SHARES*

   20.   Tax Status .............................................. CERTAIN TAX CONSIDERATIONS

   21.   Underwriters............................................. OTHER SERVICES

   22.   Calculation of Performance Data.......................... PORTFOLIO PERFORMANCE

   23.   Financial Statements..................................... FINANCIAL STATEMENTS
------------

*       Prospectus Caption

                            THE HUDSON RIVER TRUST

                         Principal Office Located at
           1345 Avenue of the Americas -- New York, New York 10105


The Hudson River Trust (the "Trust") is a mutual fund, currently issuing fourteen series of shares of beneficial interest, each representing a separate investment portfolio (each a "Portfolio"). The Portfolios are The Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors; The Equity Series: Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock and Alliance Small Cap Growth; and The Fixed Income Series: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield. An investment in the Alliance Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Shares of each Portfolio are currently divided into two classes: Class IA shares, offered hereby, and Class IB shares, offered pursuant to another prospectus.


This prospectus sets forth concisely the investment objectives and policies of the fourteen Portfolios and the information about the Trust a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information relating to Class IA shares ("SAI") dated May 1, 1997 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.


                              TABLE OF CONTENTS


                                                PAGE
                                             --------
Financial Highlights........................      2
The Trust...................................     11
Investment Objectives and Policies..........     11
Investment Techniques.......................     26
Certain Investment Restrictions.............     32
Management of the Trust.....................     32
Description of the Trust's Shares...........     36
Dividends, Distributions and Taxes..........     37
Investment Performance......................     38
Appendix A--Description of Bond Ratings ....    A-1
Appendix B--Performance Information ........    B-1


An investment in the Trust is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1997

-----------------------------------------------------------------------------
HRT103 (5/97)      Copyright 1996 The Hudson River Trust. All rights reserved.

FINANCIAL HIGHLIGHTS


The financial information in the tables below for the fiscal years ended on or after December 31, 1993 has been audited by Price Waterhouse LLP, the Trust's independent accountants. Financial highlights for prior years have been audited by another independent accounting firm. The December 31, 1996 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request. No shares of the Alliance Small Cap Growth Portfolio were outstanding as of December 31, 1996.


                             FINANCIAL HIGHLIGHTS
                     PER SHARE INCOME AND CAPITAL CHANGES
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(C)

                           ASSET ALLOCATION SERIES


ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:



                                                           YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------
                                                   1996        1995        1994       1993*
                                               ----------  ----------  ----------  ----------
Net asset value, beginning of period (a) .....    $11.52      $10.15      $11.12      $10.94
                                               ----------  ----------  ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................      0.50        0.60        0.55        0.52
 Net realized and unrealized gain (loss) on
   investments................................      0.07        1.43       (1.00)       0.65
                                               ----------  ----------  ----------  ----------
 Total from investment operations ............      0.57        2.03       (0.45)       1.17
                                               ----------  ----------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........     (0.51)      (0.59)      (0.52)      (0.50)
 Distributions from realized gains  ..........     (0.27)      (0.07)         --       (0.49)
 Distributions in excess of realized gains ...     (0.02)         --          --          --
                                               ----------  ----------  ----------  ----------
 Total dividends and distributions  ..........     (0.80)      (0.66)      (0.52)      (0.99)
                                               ----------  ----------  ----------  ----------
Net asset value, end of period................    $11.29      $11.52      $10.15      $11.12
                                               ==========  ==========  ==========  ==========
Total return (d)..............................      5.21%      20.40%      (4.10)%     10.76%
                                               ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............  $282,402    $252,101    $173,691    $114,418
Ratio of expenses to average net assets  .....      0.61%       0.59%       0.59%       0.60%
Ratio of net investment income to average net
 assets ......................................      4.48%       5.48%       5.22%       4.49%
Portfolio turnover rate.......................       181%        287%        228%        178%
Average commission rate paid (f)..............   $0.0488          --          --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                                   OCTOBER 2,
                                                                                    1989 TO
                                                                                  DECEMBER 31,
                                                  1992       1991       1990          1989
                                               ---------  ---------  ---------  --------------
Net asset value, beginning of period (a) .....   $11.29     $10.23     $10.26        $10.00
                                               ---------  ---------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................     0.64       0.69       0.72          0.15
 Net realized and unrealized gain (loss) on
   investments................................    (0.01)      1.28      (0.09)         0.16
                                               ---------  ---------  ---------  --------------
 Total from investment operations ............     0.63       1.97       0.63          0.31
                                               ---------  ---------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........    (0.62)     (0.66)     (0.66)        (0.05)
 Distributions from realized gains  ..........    (0.36)     (0.25)        --            --
 Distributions in excess of realized gains ...       --         --         --            --
                                               ---------  ---------  ---------  --------------
 Total dividends and distributions  ..........    (0.98)     (0.91)     (0.66)        (0.05)
                                               ---------  ---------  ---------  --------------
Net asset value, end of period................   $10.94     $11.29     $10.23        $10.26
                                               =========  =========  =========  ==============
Total return (d)..............................     5.64%     19.80%      6.30%         3.10%
                                               =========  =========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............  $70,675    $50,279    $29,971       $13,984
Ratio of expenses to average net assets  .....     0.61%      0.64%      0.73%         0.26%
Ratio of net investment income to average net
 assets ......................................     5.77%      6.45%      7.06%         1.54%
Portfolio turnover rate.......................      136%       171%        88%            0%
Average commission rate paid (f)..............       --         --         --            --

------------


Footnotes appear on page 10.

ALLIANCE BALANCED PORTFOLIO (H):



                                                       YEAR ENDED DECEMBER 31,
                                --------------------------------------------------------------------
                                     1996          1995          1994         1993*          1992
                                ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of
 year (a)......................   $    16.76    $    14.87    $    16.67    $    16.19    $    18.48
                                ------------  ------------  ------------  ------------  ------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income.........         0.53          0.54          0.45          0.50          0.56
 Net realized and unrealized
  gain (loss) on investments ..         1.31          2.36         (1.78)         1.46         (1.11)
                                ------------  ------------  ------------  ------------  ------------
 Total from investment
  operations...................         1.84          2.90         (1.33)         1.96         (0.55)
                                ------------  ------------  ------------  ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income............        (0.53)        (0.54)        (0.44)        (0.50)        (0.55)
 Dividends in excess of net
  investment income............           --            --         (0.03)           --            --
 Distributions from realized
  gains........................        (1.40)        (0.47)           --         (0.95)        (1.19)
 Distributions in excess of
  realized gains...............        (0.03)           --            --         (0.03)           --
 Total dividends and
  distributions................        (1.96)        (1.01)        (0.47)        (1.48)        (1.74)
                                ------------  ------------  ------------  ------------  ------------
Net asset value, end of year ..   $    16.64    $    16.76    $    14.87    $    16.67    $    16.19
                                ============  ============  ============  ============  ============
Total return (d)...............        11.68%        19.75%        (8.02)%       12.28%        (2.85)%
                                ============  ============  ============  ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's).......................   $1,637,856    $1,523,142    $1,329,820    $1,364,640    $1,076,670
Ratio of expenses to average
 net assets....................         0.41%         0.40%         0.39%         0.39%         0.40%
Ratio of net investment income
 to average net assets.........         3.15%         3.33%         2.87%         2.99%         3.30%
Portfolio turnover rate (i) ...          177%          186%          115%           99%           91%
Average commission rate
 paid (f)......................   $   0.0516            --            --            --            --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                    1991        1990        1989        1988        1987
                                ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of
 year (a)......................   $  14.40    $  15.16    $  13.38    $  12.39    $  12.79
                                ----------  ----------  ----------  ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income.........       0.60        0.78        0.85        0.67        0.41
 Net realized and unrealized
  gain (loss) on investments ..       5.23       (0.76)       2.53        0.95       (0.47)
                                ----------  ----------  ----------  ----------  ----------
 Total from investment
  operations...................       5.83        0.02        3.38        1.62       (0.06)
                                ----------  ----------  ----------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income............      (0.55)      (0.78)      (0.85)      (0.63)      (0.34)
 Dividends in excess of net
  investment income............         --          --          --          --          --
 Distributions from realized
  gains........................      (1.20)         --       (0.75)         --          --
 Distributions in excess of
  realized gains...............         --          --          --          --          --
 Total dividends and
  distributions................      (1.75)      (0.78)      (1.60)      (0.63)      (0.34)
                                ----------  ----------  ----------  ----------  ----------
Net asset value, end of year ..   $  18.48    $  14.40    $  15.16    $  13.38    $  12.39
                                ==========  ==========  ==========  ==========  ==========
Total return (d)...............      41.25%       0.25%      25.84%      13.27%      (0.86)%
                                ==========  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's).......................   $964,262    $286,432    $241,910    $161,819    $108,913
Ratio of expenses to average
 net assets....................       0.41%       0.45%       0.45%       0.51%       0.47%
Ratio of net investment income
 to average net assets.........       3.60%       5.35%       5.71%       5.15%       2.88%
Portfolio turnover rate (i) ...        159%        119%        132%        204%        197%
Average commission rate
 paid (f)......................         --          --          --          --          --

------------

Footnotes appear on page 10.

ALLIANCE GROWTH INVESTORS PORTFOLIO:



                                                    YEAR ENDED DECEMBER 31,
                                           ----------------------------------------
                                                 1996           1995         1994
                                           ---------------  -----------  ----------
Net asset value, beginning of period (a) .    $    17.68       $14.66       $15.61
                                           ---------------  -----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ..................          0.40         0.57         0.50
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ..........................          1.66         3.24        (0.98)
                                           ---------------  -----------  ----------
 Total from investment operations ........          2.06         3.81        (0.48)
                                           ---------------  -----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....         (0.40)       (0.54)       (0.46)
 Dividends in excess of net investment
   income.................................         (0.03)       (0.01)       (0.01)
 Distributions from realized gains  ......         (2.10)       (0.24)          --
 Distributions in excess of realized
   gains..................................         (0.01)          --           --
                                           ---------------  -----------  ----------
 Total dividends and distributions  ......         (2.54)       (0.79)       (0.47)
                                           ---------------  -----------  ----------
Net asset value, end of period............    $    17.20       $17.68       $14.66
                                           ===============  ===========  ==========
Total return (d) .........................         12.61%       26.37%       (3.15)%
                                           ===============  ===========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's)..........    $1,301,643      $896,134    $492,478
Ratio of expenses to average net assets  .          0.57%        0.56%        0.59%
Ratio of net investment income to average
 net assets ..............................          2.31%        3.43%        3.32%
Portfolio turnover rate...................           190%         107%         131%
Average commission rate paid (f)..........     $   0.0495          --           --


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                                            OCTOBER 2,
                                                                                             1989 TO
                                                                                           DECEMBER 31,
                                              1993*        1992       1991       1990          1989
                                           ----------  ----------  ---------  ---------  --------------
Net asset value, beginning of period (a) .  $  14.69    $  15.17    $ 11.03    $ 10.33        $10.00
                                           ----------  ----------  ---------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ..................      0.43        0.44       0.41       0.44          0.11
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ..........................      1.79        0.28       4.93       0.64          0.29
                                           ----------  ----------  ---------  ---------  --------------
 Total from investment operations ........      2.22        0.72       5.34       1.08          0.40
                                           ----------  ----------  ---------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....     (0.42)      (0.41)     (0.37)     (0.38)        (0.06)
 Dividends in excess of net investment
   income.................................        --          --         --         --            --
 Distributions from realized gains  ......     (0.88)      (0.79)     (0.83)        --         (0.01)
 Distributions in excess of realized
   gains..................................        --          --         --         --            --
                                           ----------  ----------  ---------  ---------  --------------
 Total dividends and distributions  ......     (1.30)      (1.20)     (1.20)     (0.38)        (0.07)
                                           ----------  ----------  ---------  ---------  --------------
Net asset value, end of period............  $  15.61    $  14.69    $ 15.17    $ 11.03        $10.33
                                           ==========  ==========  =========  =========  ==============
Total return (d) .........................     15.26%       4.85%     48.83%     10.70%         4.00%
                                           ==========  ==========  =========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net asset, end of period (000's)..........  $278,467    $148,650    $84,338    $24,539        $6,018
Ratio of expenses to average net assets  .      0.62%       0.60%      0.66%      0.78%         0.29%
Ratio of net investment income to average
 net assets ..............................      2.71%       3.00%      3.03%      4.11%         1.01%
Portfolio turnover rate...................       118%        129%       139%        92%            6%
Average commission rate paid (f)..........        --          --         --         --            --

                                EQUITY SERIES


ALLIANCE GROWTH AND INCOME PORTFOLIO:



                                                                                            OCTOBER 1, 1993
                                                                    YEAR ENDED                    TO
                                                                   DECEMBER 31,            DECEMBER 31, 1993
                                                        --------------------------------  -----------------
                                                            1996       1995       1994
                                                        ----------  ---------  ---------
Net asset value, beginning of period (a)...............   $  11.70    $  9.70    $  9.95        $10.00
                                                        ----------  ---------  ---------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................................       0.24       0.33       0.31          0.03
 Net realized and unrealized gain (loss) on
 investments...........................................       2.05       1.97      (0.36)        (0.06)
                                                        ----------  ---------  ---------  -----------------
 Total from investment operations......................       2.29       2.30      (0.05)        (0.03)
                                                        ----------  ---------  ---------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income..................      (0.23)     (0.30)     (0.20)        (0.02)
 Dividends in excess of net investment income .........         --         --         --         (0.00)
 Distributions from realized gains ....................      (0.75)        --         --            --
                                                        ----------  ---------  ---------  -----------------
 Tax return of capital distribution....................         --         --         --         (0.00)
                                                        ----------  ---------  ---------  -----------------
 Total dividends and distributions.....................      (0.98)     (0.30)     (0.20)        (0.02)
                                                        ----------  ---------  ---------  -----------------
Net asset value, end of period.........................   $  13.01    $ 11.70    $  9.70        $ 9.95
                                                        ==========  =========  =========  =================
Total return (d).......................................      20.09%     24.07%     (0.58)%       (0.25)%
                                                        ==========  =========  =========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)......................   $232,080    $98,053    $31,522        $1,456
Ratio of expenses to average net assets................       0.58%      0.60%      0.78%         2.70%(b)
Ratio of net investment income to average net assets ..       1.94%      3.11%      3.13%         1.12%(b)
Portfolio turnover rate................................         88%        65%        52%           48%
Average commission rate paid (f).......................   $ 0.0604         --         --            --

------------
Footnotes appear on page 10.

ALLIANCE EQUITY INDEX PORTFOLIO:



                                                                YEAR ENDED           MARCH 1, 1994
                                                               DECEMBER 31,       TO DECEMBER 31, 1994
                                                         ----------------------  --------------------
                                                             1996        1995
                                                         ----------  ----------
Net asset value, beginning of period (a)................   $  13.13    $   9.87          $10.00
                                                         ----------  ----------  --------------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................       0.27        0.26            0.20
 Net realized and unrealized gain (loss) on investments        2.65        3.32           (0.09)
                                                         ----------  ----------  --------------------
 Total from investment operations ......................       2.92        3.58            0.11
                                                         ----------  ----------  --------------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................      (0.25)      (0.22)          (0.20)
 Distributions of realized gains........................      (0.64)      (0.09)          (0.03)
 Distributions in excess of realized gains..............         --       (0.01)          (0.01)
                                                         ----------  ----------  --------------------
 Total dividends and distributions......................      (0.89)      (0.32)          (0.24)
                                                         ----------  ----------  --------------------
Net asset value, end of period .........................   $  15.16    $  13.13          $ 9.87
                                                         ==========  ==========  ====================
Total return (d) .......................................      22.39%      36.48%           1.08%
                                                         ==========  ==========  ====================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................   $386,249    $165,785         $36,748
Ratio of expenses to average net assets.................       0.39%       0.48%           0.49%(b)
Ratio of net investment income to average net assets ...       1.91%       2.16%           2.42%(b)
Portfolio turnover rate ................................         15%          9%              7%
Average commission rate paid (f)........................   $ 0.0306          --              --



ALLIANCE COMMON STOCK PORTFOLIO (G)(H):



                                                 YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------
                               1996          1995          1994         1993*          1992
                          ------------  ------------  ------------  ------------  ------------
Net asset value, begin-
 ning of year (a)........     $16.48        $13.36        $14.65        $13.49        $14.18
                          ------------  ------------  ------------  ------------  ------------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income.................       0.15          0.20          0.20          0.23          0.24
 Net realized and
  unrealized gain
  (loss) on invest-
  ments and
  foreign currency
  transactions...........      $3.73          4.12         (0.51)         3.10          0.20
                          ------------  ------------  ------------  ------------  ------------
 Total from invest-
  ment operations........       3.88          4.32         (0.31)         3.33          0.44
                          ------------  ------------  ------------  ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income.................      (0.15)        (0.20)        (0.19)        (0.23)        (0.24)
 Dividends in
  excess of net
  investment
  income.................         --         (0.02)        (0.01)        (0.00)           --
 Distributions from
  realized gains.........      (1.76)        (0.95)        (0.77)        (1.94)        (0.89)
 Distributions in excess
  of realized gains......      (0.22)        (0.03)           --            --            --
 Tax return of capital
  distributions..........         --            --         (0.01)           --            --
                          ------------  ------------  ------------  ------------  ------------
 Total dividends
  and distributions......      (2.13)        (1.20)        (0.98)        (2.17)        (1.13)
                          ------------  ------------  ------------  ------------  ------------
Net asset value, end
 of year.................     $18.23        $16.48        $13.36        $14.65        $13.49
                          ============  ============  ============  ============  ============
Total return (d).........      24.28%        32.45%        (2.14)%       24.84%         3.22%
                          ============  ============  ============  ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 year (000's)............ $6,625,390    $4,879,677    $3,466,245    $3,125,128    $2,307,292
Ratio of expenses to
 average net assets......       0.38%         0.38%         0.38%         0.38%         0.38%
Ratio of net invest-
 ment income to
 average net assets......       0.85%         1.27%         1.40%         1.55%         1.73%
Portfolio turnover rate           55%           61%           52%           82%           71%
Average commission rate
 paid (f)................    $0.0565            --            --            --            --


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                               1991         1990        1989        1988        1987
                          ------------  ----------  ----------  ----------  ----------
Net asset value, begin-
 ning of year (a)........     $11.22       $12.87      $12.19      $10.15      $11.34
                          ------------  ----------  ----------  ----------  ----------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income.................       0.32         0.21        0.27        0.23        0.17
 Net realized and
  unrealized gain
  (loss) on invest-
  ments and
  foreign currency
  transactions...........       3.91        (1.25)       2.84        2.04        0.72
                          ------------  ----------  ----------  ----------  ----------
 Total from invest-
  ment operations........       4.23        (1.04)       3.11        2.27        0.89
                          ------------  ----------  ----------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment
  income.................      (0.29)       (0.22)      (0.26)      (0.23)      (0.17)
 Dividends in
  excess of net
  investment
  income.................         --           --          --          --          --
 Distributions from
  realized gains.........      (0.98)       (0.39)      (2.17)         --       (1.91)
 Distributions in excess
  of realized gains......         --           --          --          --          --
                          ------------  ----------  ----------  ----------  ----------
 Tax return of capital
  distributions..........         --           --          --          --          --
                          ------------  ----------  ----------  ----------  ----------
 Total dividends
  and distributions......      (1.27)       (0.61)      (2.43)      (0.23)      (2.08)
                          ------------  ----------  ----------  ----------  ----------
Net asset value, end
 of year................. $    14.18     $  11.22    $  12.87    $  12.19    $  10.15
                          ============  ==========  ==========  ==========  ==========
Total return (d).........      37.90%       (8.11)%     25.59%      22.44%       7.49%
                          ============  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 year (000's)............ $2,126,402     $673,476    $725,627    $537,827    $434,558
Ratio of expenses to
 average net assets......       0.40%        0.44%       0.43%       0.46%       0.46%
Ratio of net invest-
 ment income to
 average net assets......       2.32%        1.72%       1.87%       2.02%       1.21%
Portfolio turnover rate           90%          82%         90%         71%         86%
Average commission rate
 paid (f)................         --           --          --          --          --

------------

Footnotes appear on page 10.

ALLIANCE GLOBAL PORTFOLIO (H):




                                                          YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------
                                             1996       1995        1994      1993    1992
                                             ----       ----        ----      ----    ----
Net asset value, beginning of
 period (a).......................          $15.74      $13.87      $13.62    $11.41   $11.64
                                            ------      ------      ------    ------   ------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ...........            0.21        0.26        0.20      0.08     0.14
 Net realized and unrealized gain
   (loss) on investments and
   foreign currency transactions..            2.05        2.32        0.52      3.58    (0.20)
                                            ------      ------      ------    ------   ------
 Total from investment
   operations.....................            2.26        2.58        0.72      3.66    (0.06)
                                            ------      ------      ------    ------   ------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income.........................           (0.21)      (0.25)      (0.17)    (0.15)   (0.11)
 Dividends in excess of net
   investment income..............           (0.08)         --          --        --       --
 Distributions from realized
   gains..........................           (0.79)      (0.42)      (0.28)    (1.30)   (0.06)
 Distributions in excess of
   realized gains.................              --       (0.03)      (0.00)    (0.00)      --
 Tax return of capital
   distributions .................           (0.00)      (0.01)      (0.02)       --       --
                                            ------      ------      ------    ------   ------

 Total dividends and
   distributions..................           (1.08)      (0.71)      (0.47)    (1.45)   (0.17)
                                            ------      ------      ------    ------   ------
Net asset value, end of period ...          $16.92      $15.74      $13.87    $13.62   $11.41
                                            ======      ======      ======    ======   ======
Total return (d) .................           14.60%      18.81%       5.23%    32.09%   (0.50)%
                                            ======      ======      ======    ======   ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................        $997,041    $686,140    $421,698  $141,257  $49,171
Ratio of expenses to average net
 assets ..........................            0.60%       0.61%       0.69%     0.84%    0.70%
Ratio of net investment income to
 average net assets ..............            1.28%       1.76%       1.41%     0.62%    1.20%
Portfolio turnover rate...........              59%         67%         71%      150%     216%
Average commission rate paid (f) .        $ 0.0418          --          --        --       --


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                    AUGUST 27,
                                        YEAR ENDED DECEMBER 31,      1987 TO
                                     ------------------------------ DECEMBER 31,
                                     1991     1990     1989    1988    1987
                                     ----     ----     ----    ----    ----
Net asset value, beginning of
 period (a)....................... $  9.76  $ 10.74  $  9.57   $ 8.67  $ 10.00
                                   -------  -------  -------  ------  --------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ...........    0.22     0.38     0.17     0.13     0.01
 Net realized and unrealized gain
   (loss) on investments and
   foreign currency transactions..    2.74    (1.03)    2.38     0.82    (1.34)
                                   -------  -------  -------  ------  --------
 Total from investment
   operations.....................    2.96    (0.65)    2.55     0.95    (1.33)
                                   -------  -------  -------  ------  --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income.........................   (0.23)   (0.33)   (0.14)   (0.05)      --
 Dividends in excess of net
   investment income..............      --       --       --       --       --
 Distributions from realized
   gains..........................   (0.85)      --    (1.24)      --       --
 Distributions in excess of
   realized gains.................      --       --       --       --       --
 Tax return of capital
   distributions .................      --       --       --       --       --
                                   -------  -------  -------  ------  --------
 Total dividends and
   distributions..................   (1.08)   (0.33)   (1.38)   (0.05)      --
                                   -------  -------  -------  ------  --------
Net asset value, end of period ... $ 11.64  $  9.76  $ 10.74   $ 9.57  $  8.67
                                   =======  =======  =======  ======  ========
Total return (d) .................   30.54%   (6.06)%  26.73%  10.88%  (13.30)%
                                   =======  =======  =======  ======  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ......................... $39,487  $24,097  $15,409   $9,212   $6,030
Ratio of expenses to average net
 assets ..........................    0.75%    0.75%    0.80%    1.06%    0.40%
Ratio of net investment income to
 average net assets ..............    1.94%    3.67%    1.49%    1.30%    0.19%
Portfolio turnover rate...........     267%     502%     399%     235%      11%
Average commission rate paid (f) .      --       --       --       --       --



ALLIANCE INTERNATIONAL PORTFOLIO:



                                                                          APRIL 3,
                                                         YEAR ENDED       1995 TO
                                                        DECEMBER 31,    DECEMBER 31,
                                                            1996            1995
----------------------------------------------------  --------------    ------------
Net asset value, beginning of period (a).............      $10.87          $10.00
                                                          -------     --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................        0.13            0.14
 Net realized and unrealized gain on investments ....        0.94            0.98
                                                          -------     --------------
 Total from investment operations....................        1.07            1.12
                                                          -------     --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................       (0.10)          (0.07)
 Dividends in excess of net investment income .......       (0.09)          (0.13)
 Distributions of realized gains.....................       (0.25)          (0.05)
                                                          -------     --------------
 Total dividends and distributions...................       (0.44)          (0.25)
                                                          -------     --------------
Net asset value, end of period.......................      $11.50          $10.87
                                                          =======     ==============
Total return (d).....................................        9.82%          11.29%
                                                          =======     ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................     $151,907        $28,684
Ratio of expenses to average net assets..............         1.06%          1.03%(b)
Ratio of net investment income to average net
 assets..............................................         1.10%          1.71%(b)
Portfolio turnover rate..............................           48%            56%
Average commission rate paid (f).....................     $ 0.0251             --


------------

Footnotes appear on page 10.

ALLIANCE AGGRESSIVE STOCK PORTFOLIO (H):



                                                       YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------
                                       1996         1995         1994         1993*       1992
                                    -----------   ---------   -----------   ---------   ---------
Net asset value, beginning of
 year (a) .......................    $ 35.68       $30.63       $31.89       $29.81      $33.82
                                  ------------  ----------  ------------  ----------  ----------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........       0.09         0.10         0.04         0.09        0.17
 Net realized and unrealized
   gain (loss) on investments....       7.52         9.54        (1.26)        4.91       (1.25)
                                  ------------  ----------  ------------  ----------  ----------
 Total from investment
   operations ...................       7.61         9.64        (1.22)        5.00       (1.08)
                                  ------------  ----------  ------------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................      (0.09)       (0.10)       (0.04)       (0.09)      (0.18)
 Dividends in excess of net
   investment income.............      (0.00)          --           --           --          --
 Distributions from realized
   gains.........................      (7.33)       (4.49)          --        (2.75)      (2.75)
 Distributions in excess of
   realized gains................      (0.02)          --           --        (0.07)         --
 Tax return of capital
   distribution..................         --           --        (0.00)       (0.01)         --
                                  ------------  ----------  ------------  ----------  ----------
 Total dividends and
   distributions.................      (7.44)       (4.59)       (0.04)       (2.92)      (2.93)
                                  ------------  ----------  ------------  ----------  ----------
Net asset value, end of year  ...    $ 35.85       $35.68       $30.63       $31.89      $29.81
                                  ============  ==========  ============  ==========  ==========
Total return (d).................      22.20%       31.63%       (3.81)%      16.77%      (3.16)%
                                  ============  ==========  ============  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .  $3,865,256   $2,700,515   $1,832,164  $1,557,332  $1,210,576
Ratio of expenses to average net
 assets .........................       0.48%        0.49%        0.49%        0.49%       0.50%
Ratio of net investment income
 to average net assets ..........       0.24%        0.28%        0.12%        0.28%       0.57%
Portfolio turnover rate .........        108%         127%          92%          89%         68%
Average commission rate
 paid (f) .......................     $0.0263          --           --           --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                     1991      1990     1989     1988     1987
                                  --------  --------  -------  -------  -------
Net asset value, beginning of
 year (a) ....................... $  19.37  $  19.90  $ 14.07  $ 14.09  $ 13.35
                                  --------  --------  -------  -------  -------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........     0.12      0.16     0.23     0.20     0.20
 Net realized and unrealized
   gain (loss) on investments....    16.68      1.46     5.87    (0.03)    0.79
                                  --------  --------  -------  -------  -------
 Total from investment
   operations ...................    16.80      1.62     6.10     0.17     0.99
                                  --------  --------  -------  -------  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................    (0.10)    (0.16)   (0.23)   (0.19)   (0.13)
 Dividends in excess of net
   investment income.............       --        --       --       --       --
 Distributions from realized
   gains.........................    (2.25)    (1.99)   (0.04)      --    (0.12)
 Distributions in excess of
   realized gains................       --        --       --       --       --
 Tax return of capital
   distribution..................       --        --       --       --       --
                                  --------  --------  -------  -------  -------
 Total dividends and
   distributions.................    (2.35)    (2.15)   (0.27)   (0.19)   (0.25)
                                  --------  --------  -------  -------  -------
Net asset value, end of year  ... $  33.82  $  19.37  $ 19.90  $ 14.07  $ 14.09
                                  ========  ========  =======  =======  =======
Total return (d).................    86.87%     8.16%   43.50%    1.13%    7.30%
                                  ========  ========  =======  =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) . $959,257  $120,960  $99,459  $62,116  $47,776
Ratio of expenses to average net
 assets .........................     0.51%     0.55%    0.55%    0.65%    0.58%
Ratio of net investment income
 to average net assets ..........     0.40%     0.78%    1.29%    1.35%    1.19%
Portfolio turnover rate .........      117%       54%      89%      70%     134%
Average commission rate
 paid (f) .......................       --        --       --       --       --

------------

Footnotes appear on page 10.

                             FIXED INCOME SERIES


ALLIANCE MONEY MARKET PORTFOLIO (G)(H):



                                                   YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------
                                     1996        1995        1994       1993*        1992
                                 ----------  ----------  ----------  ----------  ----------
Net asset value, beginning
 of year(a).....................    $10.16      $10.14      $10.12      $10.11      $10.13
                                    ------      ------      ------      ------      ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........      0.54        0.57        0.41        0.30        0.37
 Net realized and
  unrealized gain (loss)
  on investments................     (0.01)         --          --          --       (0.01)
                                    ------      ------      ------      ------      ------
 Total from investment
  operations....................      0.53        0.57        0.41        0.30        0.36
                                    ------      ------      ------      ------      ------
 LESS DIVIDENDS:
 Dividends from net
  investment income.............     (0.52)      (0.55)      (0.39)      (0.29)      (0.38)
                                    ------      ------      ------      ------      ------
 Total dividends................     (0.52)      (0.55)      (0.39)      (0.29)      (0.38)
                                    ------   ----------  ----------  ----------  ----------
Net asset value, end of year  ..    $10.17      $10.16      $10.14      $10.12      $10.11
                                    ======   ==========  ==========  ==========  ==========
Total return (d)................      5.33%       5.74%       4.02%       3.00%       3.57%
                                    ======   ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)   $463,422    $386,691    $325,391    $248,460    $268,584
Ratio of expenses to average
 net assets.....................      0.43%       0.44%       0.42%       0.42%       0.43%
Ratio of net investment
 income to average net
 assets.........................      5.17%       5.53%       4.01%       2.91%       3.63%


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                     1991        1990        1989        1988        1987
                                 ----------  ----------  ----------  ----------  ----------
Net asset value, beginning
 of year(a).....................    $10.17      $10.14      $10.13      $10.09      $10.02
                                 ----------  ----------  ----------  ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........      0.61        0.81        0.89        0.73        0.64
 Net realized and
  unrealized gain (loss)
  on investments................        --        0.01        0.01       (0.01)       0.01
                                 ----------  ----------  ----------  ----------  ----------
 Total from investment
  operations....................      0.61        0.82        0.90        0.72        0.65
                                 ----------  ----------  ----------  ----------  ----------
 LESS DIVIDENDS:
 Dividends from net
  investment income.............     (0.65)      (0.79)      (0.89)      (0.68)      (0.58)
                                 ----------  ----------  ----------  ----------  ----------
 Total dividends................     (0.65)      (0.79)      (0.89)      (0.68)      (0.58)
                                 ----------  ----------  ----------  ----------  ----------
Net asset value, end of year  ..    $10.13      $10.17      $10.14      $10.13      $10.09
                                 ==========  ==========  ==========  ==========  ==========
Total return (d)................      6.20%       8.22%       9.18%       7.32%       6.63%
                                 ==========  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)   $302,395    $359,426    $289,338    $234,378    $154,606
Ratio of expenses to average
 net assets.....................      0.43%       0.44%       0.44%       0.48%       0.46%
Ratio of net investment
 income to average net
 assets.........................      5.96%       7.85%       8.70%       7.14%       6.29%

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO (E):



                                                            YEAR ENDED
                                                           DECEMBER 31,
                                     -------------------------------------------------------   APRIL 1, 1991 TO
                                        1996       1995       1994       1993*       1992     DECEMBER 31, 1991
                                     ---------  ---------  ---------  ----------  ----------  -----------------
Net asset value, beginning of
 period (a) ........................   $ 9.47     $ 8.87     $10.08     $10.53      $10.73          $10.00
                                        -----   ---------  ---------  ----------  ----------        ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............     0.54       0.58       0.65       0.59        0.60            0.52
 Net realized and unrealized gain
  (loss) on investments ............    (0.19)      0.57      (1.08)      0.51       (0.02)           0.66
                                        -----   ---------  ---------  ----------  ----------        ------
 Total from investment operations ..     0.35       1.15      (0.43)      1.10        0.58            1.18
                                        -----   ---------  ---------  ----------  ----------        ------
 LESS DISTRIBUTIONS:
 Dividends from net investment
 income ............................    (0.53)     (0.55)     (0.78)     (0.68)      (0.60)          (0.34)
 Distributions from realized gains .       --         --         --      (0.87)      (0.18)          (0.11)
                                        -----   ---------  ---------  ----------  ----------        ------
 Total dividends and distributions .    (0.53)     (0.55)     (0.78)     (1.55)      (0.78)          (0.45)
                                        -----   ---------  ---------  ----------  ----------        ------
Net asset value, end of period .....   $ 9.29     $ 9.47     $ 8.87     $10.08      $10.53          $10.73
                                        =====   =========  =========  ==========  ==========        ======
Total return (d) ...................     3.78%     13.33%     (4.37)%    10.58%       5.53%          12.10%
                                        =====   =========  =========  ==========  ==========        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..  $88,384    $71,780    $48,518   $158,511    $293,587        $241,290
Ratio of expenses to average net
 assets ............................     0.56%      0.57%      0.56%      0.53%       0.52%           0.43%
Ratio of net investment income to
 average net assets ................     5.73%      6.15%      6.75%      5.43%       5.63%           4.88%
Portfolio turnover rate ............      318%       255%       133%       254%        316%            174%

------------

Footnotes appear on page 10.

ALLIANCE QUALITY BOND PORTFOLIO:



                                                                                            OCTOBER 1, 1993
                                                                   YEAR ENDED                     TO
                                                                  DECEMBER 31,             DECEMBER 31, 1993
                                                      ----------------------------------  -----------------
                                                          1996        1995        1994
                                                      ----------  ----------  ----------
Net asset value, beginning of period (a).............   $   9.61    $   8.72    $   9.82       $  10.00
                                                      ----------  ----------  ----------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................       0.57        0.57        0.66           0.11
 Net realized and unrealized gain (loss) on
 investments and foreign currency  transactions......      (0.07)       0.88       (1.16)         (0.16)
                                                      ----------  ----------  ----------  -----------------
 Total from investment operations....................       0.50        1.45       (0.50)         (0.05)
                                                      ----------  ----------  ----------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................      (0.60)      (0.56)      (0.55)         (0.12)
 Dividends in excess of net investment income........      (0.02)         --          --             --
 Distributions in excess of realized gains...........         --          --          --          (0.01)
 Tax return of capital distributions.................         --          --       (0.05)            --
                                                      ----------  ----------  ----------  -----------------
 Total dividends and distributions...................      (0.62)      (0.56)      (0.60)         (0.13)
                                                      ----------  ----------  ----------  -----------------
Net asset value, end of period.......................   $   9.49    $   9.61    $   8.72       $   9.82
                                                      ==========  ==========  ==========  =================
Total return (d).....................................       5.36%      17.02%      (5.10)%        (0.51)%
                                                      ==========  ==========  ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................   $155,023    $157,443    $127,575       $104,832
Ratio of expenses to average net assets..............       0.59%       0.59%       0.59%          0.69%(b)
Ratio of net investment income to average net assets.       6.06%       6.13%       7.17%          4.62%(b)
Portfolio turnover rate..............................        431%        411%        222%            77%



ALLIANCE HIGH YIELD PORTFOLIO (H):



                                                           YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                              1996        1995       1994       1993*      1992
                                          ----------  ----------  ---------  ---------  ---------
Net asset value, beginning of period
(a)......................................  $   9.64    $   8.91     $10.08     $ 9.15     $ 8.96
                                          ----------  ----------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................      1.02        0.98       0.89       0.94       0.89
 Net realized and unrealized gain (loss)
   on investments .......................      1.07        0.73      (1.17)      1.10       0.19
                                          ----------  ----------  ---------  ---------  ---------
 Total from investment operations .......      2.09        1.71      (0.28)      2.04       1.08
                                          ----------  ----------  ---------  ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..     (0.98)      (0.94)     (0.88)     (0.92)     (0.89)
 Dividends in excess of net investment
   income................................     (0.03)      (0.04)     (0.01)        --         --
 Distributions from realized gains ......     (0.70)         --         --      (0.19)        --
                                          ----------  ----------  ---------  ---------  ---------
 Total dividends and distributions ......     (1.71)      (0.98)     (0.89)     (1.11)     (0.89)
                                          ----------  ----------  ---------  ---------  ---------
Net asset value, end of period...........  $  10.02    $   9.64     $ 8.91     $10.08     $ 9.15
                                          ==========  ==========  =========  =========  =========
Total return (d).........................     22.89%      19.92%     (2.79)%    23.15%     12.31%
                                          ==========  ==========  =========  =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $199,360    $118,129    $73,895    $67,169    $47,687
Ratio of expenses to average net assets .      0.59%       0.60%      0.61%      0.63%      0.60%
Ratio of net investment income to
 average net assets .....................      9.93%      10.34%      9.23%      9.52%      9.58%
Portfolio turnover rate .................       485%        350%       248%       280%       177%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                                         JANUARY 2,
                                                                                          1987 TO
                                                                                        DECEMBER 31,
                                             1991       1990       1989       1988          1987
                                          ---------  ---------  ---------  ---------  --------------
Net asset value, beginning of period
(a)......................................  $  7.97    $  9.14    $  9.72    $  9.67        $10.00
                                          ---------  ---------  ---------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................     0.89       1.04       1.09       1.00          1.06
 Net realized and unrealized gain (loss)
   on investments .......................     0.99      (1.14)     (0.60)     (0.08)        (0.60)
                                          ---------  ---------  ---------  ---------  --------------
 Total from investment operations .......     1.88      (0.10)      0.49       0.92          0.46
                                          ---------  ---------  ---------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..    (0.89)     (1.07)     (1.07)     (0.87)        (0.79)
 Dividends in excess of net investment
   income................................       --         --         --         --            --
 Distributions from realized gains ......       --         --         --         --            --
                                          ---------  ---------  ---------  ---------  --------------
 Total dividends and distributions ......    (0.89)     (1.07)     (1.07)     (0.87)        (0.79)
                                          ---------  ---------  ---------  ---------  --------------
Net asset value, end of period...........  $  8.96    $  7.97    $  9.14    $  9.72        $ 9.67
                                          =========  =========  =========  =========  ==============
Total return (d).........................    24.46%     (1.10)%     5.14%      9.73%         4.68%
                                          =========  =========  =========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......  $45,066    $36,569    $41,280    $34,810        $10,687
Ratio of expenses to average net assets .     0.61%      0.62%      0.62%      0.73%         0.98%
Ratio of net investment income to
 average net assets .....................    10.31%     12.04%     11.22%     10.05%        10.62%
Portfolio turnover rate .................      187%        53%       116%       209%          235%

------------
Footnotes appear on page 10.

------------


FOOTNOTES TO FINANCIAL HIGHLIGHTS
* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.
(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Alliance Common Stock Portfolio -- June 16, 1975
       Alliance Money Market Portfolio -- July 13, 1981
       Alliance Balanced Portfolio -- January 27, 1986
       Alliance Aggressive Stock Portfolio -- January 27, 1986
       Alliance High Yield Portfolio -- January 2, 1987
       Alliance Global Portfolio -- August 27, 1987
       Alliance Conservative Investors Portfolio -- October 2, 1989
       Alliance Growth Investors Portfolio -- October 2, 1989
       Alliance Intermediate Government Securities Portfolio -- April 1, 1991 Alliance Quality Bond Portfolio -- October 1, 1993
       Alliance Growth and Income Portfolio -- October 1, 1993
       Alliance Equity Index Portfolio -- March 1, 1994
       Alliance International Portfolio -- April 3, 1995
(b)    Annualized.
(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.
(d) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e) On February 22, 1994 shares of the Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Short-Term World Income Portfolio.
(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for security trades on which commissions are charged.
(g) Information shown for the Alliance Common Stock and Alliance Money Market Portfolios is attributable to a Portfolio share of beneficial interest outstanding throughout the periods indicated, based upon monthly average shares outstanding and other supplementary data. The information is presented under the continuing entity basis of accounting as if the reorganization described in "General Information and History" in the SAI had always been in effect.
(h) On December 16, 1992, the Trust's Board of Trustees declared a 10-for-1 stock split of the outstanding shares of the Alliance Money Market, Alliance High Yield, Alliance Balanced, Alliance Common Stock, Alliance Global and Alliance Aggressive Stock Portfolios ("Split Portfolios"). The split was effected on January 1, 1993 for shareholders of record on that date. Consequently, the information presented in the tables above for each Split Portfolio share outstanding throughout each period (other than the periods ended prior to January 1, 1993), and the shares outstanding at the end of such periods presented for the Split Portfolios, has been restated.
(i) The Alliance Balanced Portfolio's portfolio turnover rates in 1996 and 1995 were 139% and 152%, respectively, for the equity component and were 221% and 233%, respectively, for the fixed income component.

THE TRUST


The Trust is an open-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). As a "series" investment company, the Trust issues shares of beneficial interest that are currently divided into fourteen Portfolios, although the Trust may, from time to time, establish additional Portfolios. Each Portfolio is a separate diversified series of the Trust, and the Trust's assets and liabilities are divided among the Portfolios. Originally organized as a Maryland corporation which commenced operations on March 22, 1985, the Trust was reorganized as a Massachusetts business trust on July 10, 1987.

Shares of each Portfolio are currently divided into two classes: Class IA shares are offered pursuant to this prospectus at net asset value and are not subject to fees imposed pursuant to a distribution plan. Class IB shares are offered pursuant to another prospectus at net asset value and are subject to distribution fees imposed pursuant to a distribution plan (the "Distribution Plan") adopted under Rule 12b-1 under the Investment Company Act. Class IB shares are sold to an insurance company separate account of Equitable. Inquiries regarding Class IB shares should be addressed to Equitable, Income Management Group, at 200 Plaza Drive, Secaucus, NJ 07096 (toll-free:
1-800-789-7771).

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1997, and consequently may be deemed to control the Trust.


The Trust does not currently foresee any disadvantages to policy owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other; however, it is theoretically possible that the interests of owners of various policies participating in the Trust through their separate accounts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which could force the Trust to sell portfolio securities at disadvantageous prices.

INVESTMENT OBJECTIVES AND POLICIES

FUNDAMENTAL INVESTMENT OBJECTIVES

The following investment objectives of each Portfolio are fundamental and, unless permitted by law, will not be changed without a vote of the holders of the majority of the voting securities of that Portfolio. There can, of course, be no assurance that a Portfolio will achieve its investment objective.

THE ASSET ALLOCATION SERIES


  o The Alliance Conservative Investors Portfolio's fundamental investment objective is to achieve a high total return without, in the investment adviser's opinion, undue risk to principal. It will pursue this objective by investing in a diversified mix of publicly traded equity and debt securities.

  o The Alliance Balanced Portfolio's fundamental investment objective is to achieve a high return through both appreciation of capital and current income. The Alliance Balanced Portfolio will pursue this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

  o The Alliance Growth Investors Portfolio's fundamental investment objective is to achieve the highest total return consistent with the investment adviser's determination of reasonable risk. It will pursue this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times lower quality fixed income securities commonly known as "junk bonds."


THE EQUITY SERIES


  o The Alliance Growth and Income Portfolio's fundamental investment objective is to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

  o The Alliance Equity Index Portfolio's fundamental investment objective is to seek a total return before expenses that approximates the total return performance of the Standard & Poor's ("S&P") 500 Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

  o The Alliance Common Stock Portfolio's fundamental investment objective is to achieve long-term growth of its capital and increase income. It will pursue this objective by investing primarily in common stock and other equity-type instruments.

  o The Alliance Global Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Global Portfolio will pursue this objective by investing primarily in equity securities of non-U.S. companies as well as U.S. issuers.

  o The Alliance International Portfolio's fundamental investment objective is to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.

  o The Alliance Aggressive Stock Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Aggressive Stock Portfolio will pursue this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies that, in the opinion of Alliance, have strong growth prospects and in covered options on those securities.

  o The Alliance Small Cap Growth Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Small Cap Growth Portfolio will pursue this objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies that, in the opinion of Alliance, have favorable growth prospects.


THE FIXED INCOME SERIES


  o The Alliance Money Market Portfolio's fundamental investment objective is to obtain a high level of current income, preserve its assets and maintain liquidity. The Alliance Money Market Portfolio will pursue this objective by investing in primarily high quality U.S. dollar-denominated money market instruments.

  o The Alliance Intermediate Government Securities Portfolio's fundamental investment objective is to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities. The Alliance Intermediate Government Securities Portfolio's investments will each have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

  o The Alliance Quality Bond Portfolio's fundamental investment objective is to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Alliance Quality Bond Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

  o The Alliance High Yield Portfolio's fundamental investment objective is to achieve high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Alliance High Yield Portfolio will pursue this objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than higher quality fixed income securities. Lower quality debt securities are commonly known as "junk bonds."


INVESTMENT POLICIES


The following investment policies and restrictions, unless otherwise noted, are not fundamental policies of the Portfolios. They may be changed by the Board of Trustees without a shareholder vote, except as otherwise stated in this Prospectus or in the SAI.


THE ASSET ALLOCATION SERIES


The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Series. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium-to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

Alliance Capital Management L.P., the Trust's investment adviser ("Alliance"), has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If it appears that cash flow will, in the opinion of Alliance, be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.

The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.


Risk Factors. In addition to the risk factors associated with the securities in which the Portfolios in the Asset Allocation Series may invest, these Portfolios bear the risk that Alliance will not accurately assess and respond to changing market conditions. While Alliance has established the Committee to help it anticipate and respond positively to changes in market conditions, there can be no assurance that this goal will be achieved. Furthermore, these Portfolios may incur additional operating expenses during periods of frequently changing asset mix ranges.

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Conservative Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to high quality, publicly traded fixed income securities (including money market instruments and cash) and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers. All fixed income securities held by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by S&P or Moody's Investors Service, Inc. ("Moody's"). The Portfolio may invest in the types of equity securities in which the Alliance Common Stock Portfolio may invest, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1996, the duration of a 10-year Treasury bond was considered by Alliance to be 7.2 years.


The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.


ALLIANCE BALANCED PORTFOLIO--INVESTMENT POLICIES

The Alliance Balanced Portfolio attempts to achieve its objective by investing varying portions of its assets in publicly-traded equity and debt securities and money market instruments. The Alliance Balanced Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments in money market instruments.

The portion of the Alliance Balanced Portfolio's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Although the Alliance Balanced Portfolio will seek to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon Alliance's ability to assess accurately and react to changing market conditions.

The Alliance Balanced Portfolio will at all times hold at least 25% of its assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have "Core Holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The equity securities invested in by the Alliance Balanced Portfolio will consist of the types of securities in which the Alliance Common Stock Portfolio may invest. The money market securities will consist of the types of securities and credit quality in which the Alliance Money Market Portfolio may invest. The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates. The Portfolio may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if Alliance considers them appropriate investments under the circumstances. In addition, the Alliance Balanced Portfolio may at times hold some of its assets in cash. The Portfolio may invest up to 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Balanced Portfolio may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Alliance Balanced Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GROWTH INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediateand small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediateand small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31,

1996, approximately 19% of the Portfolio was invested in fixed income securities, all rated AAA or its equivalent. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in publicly traded common stocks and other equity securities of the type purchased by the Alliance Common Stock Portfolio (the "Equity Core"). The Portfolio is generally expected to hold approximately 70% of its assets in equity securities (including the Equity Core) and 30% in fixed income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets.


THE EQUITY SERIES


ALLIANCE GROWTH AND INCOME PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth and Income Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 Index and to achieve (in the long run) a rate of growth in portfolio income that exceeds the rate of inflation. The Alliance Growth and Income Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those (1) which have a total market capitalization of at least $1 billion, (2) which pay periodic dividends and (3) whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, A-or B+) or Moody's (i.e., High Grade, Investment Grade, Upper Medium Grade or Medium Grade) or, if unrated, is determined to be of comparable quality by Alliance. It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500 Index.

The Alliance Growth and Income Portfolio may invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P or determined by the Trust's investment adviser to be of comparable quality). Convertible securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed income security without the convertible feature. Also, the price of a convertible security will normally vary to some degree with changes in the price of the underlying common stock, although in some market conditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of a convertible security will also vary to some degree inversely with interest rates. For additional discussion of the risks associated with investment in lower-rated securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix B.

The Alliance Growth and Income Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

The Alliance Growth and Income Portfolio may write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Alliance Growth and Income Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

For temporary defensive purposes, the Alliance Growth and Income Portfolio may invest in certain money market instruments. See "Investment
Techniques--Certain Money Market Instruments," below.

ALLIANCE EQUITY INDEX PORTFOLIO--INVESTMENT POLICIES

The Alliance Equity Index Portfolio's investment objective is to seek a total return before expenses that approximates the total return of the S&P 500 Index (the "Index"), including reinvestment of dividends, at a risk level consistent with that of the Index. The Index is a widely publicized index that tracks 500 companies traded on the New York and American Stock Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the Index in proportion to its market importance. While most issuers are among the 500 largest U.S. companies in terms of aggregate market value, some other stocks are included by S&P for purposes of diversification. The value of the Index may change over time due to a variety of factors, including economic factors and events affecting issuers included in the Index.

In managing the Alliance Equity Index Portfolio, the Trust's investment adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques. Rather, the investment adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the Index. The investment adviser will first select from the largest capitalization securities in the Index on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the Index because the Index is significantly influenced by a small number of securities. However, selecting securities on the basis of their capitalization alone would distort the Alliance Equity Index Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Alliance Equity Index Portfolio from that of the Index. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Alliance Equity Index Portfolio. The investment adviser also seeks to diversify the Alliance Equity Index Portfolio's assets with respect to market capitalization. As a result, the Alliance Equity Index Portfolio will include securities of smaller and medium-sized capitalization companies in the Index.

Although the modeling techniques are intended to produce a portfolio whose performance approximates that of the Index (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Alliance Equity Index Portfolio's investment results (before expenses) and the Index's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Alliance Equity Index Portfolio's investments and the Index.

Cash may be accumulated in the Alliance Equity Index Portfolio until it reaches approximately 1% of the value of the Alliance Equity Index Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Alliance Equity Index Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Alliance Equity Index Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Alliance Equity Index Portfolio holds cash, the Alliance Equity Index Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts. See "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below. The contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets.

The Alliance Equity Index Portfolio may seek to increase income by lending securities with a value of up to 50% of its total assets to brokers-dealers. See "Investment Techniques--Securities Lending," below.

ALLIANCE COMMON STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Common Stock Portfolio attempts to achieve its investment objective by investing primarily in common stocks and other equity-type securities that Alliance believes will share in the growth of the nation's economy over a long period.

Most of the time, the Alliance Common Stock Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities (such as preferred stocks or convertible debt instruments). Current income is an incidental consideration. The Alliance Common Stock Portfolio generally will not invest more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below.

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1996, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

The Alliance Common Stock Portfolio may make temporary investments in money market instruments of the same type and credit quality as those in which the Alliance Money Market Portfolio may invest. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Common Stock Portfolio may write covered call and put options and may buy call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GLOBAL PORTFOLIO--INVESTMENT POLICIES

The Alliance Global Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in established non-U.S. companies that, in the opinion of Alliance, have prospects for growth, as well as in securities issued by United States companies. These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries. The Alliance Global Portfolio intends to diversify investments among several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States). For temporary or defensive purposes, the Alliance Global Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities.

The Alliance Global Portfolio may invest in any type of security including, but not limited to, shares, preferred or common, as well as shares of mutual funds which invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance Global Portfolio intends under normal conditions to invest in equity securities. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Global Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Alliance Global Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Options," "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.


Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.

ALLIANCE INTERNATIONAL PORTFOLIO--INVESTMENT POLICIES

The Alliance International Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that, in the opinion of Alliance, have prospects for growth. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries. The Alliance International Portfolio intends to have represented in the Portfolio business activities in not less than three different countries and may invest anywhere in the world, including Europe, Canada, Australia, Asia, Latin America and Africa. The Alliance International Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa. The Alliance International Portfolio intends to diversify investments among several countries, although for temporary defensive purposes, the Alliance International Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country.

The Alliance International Portfolio may invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. The Alliance International Portfolio may also establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance International Portfolio intends under normal market conditions to invest primarily in equity securities. The Alliance International Portfolio may make loans of up to 50% of its portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance International Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. See "Investment Techniques--Options," below. The Alliance International Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.


Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.


ALLIANCE AGGRESSIVE STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Aggressive Stock Portfolio attempts to achieve its objective by investing primarily in common stocks and other equity-type securities issued by intermediateand small-sized companies that, in the opinion of Alliance, have favorable growth prospects. The Alliance Aggressive Stock Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

If, in light of economic conditions, it appears that the Alliance Aggressive Stock Portfolio's objective will not be achieved primarily through investments in common stocks, the Portfolio may also invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. Under certain market conditions, the Alliance Aggressive Stock Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Aggressive Stock Portfolio may invest no more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Aggressive Stock Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Aggressive Stock Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Risk Factors in Options and Futures," below.

Risk Factors. More risk is associated with investment in intermediateand small-sized companies, because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediateand small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger more established companies.

ALLIANCE SMALL CAP GROWTH PORTFOLIO--INVESTMENT POLICIES

The Alliance Small Cap Growth Portfolio will pursue its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

The Alliance Small Cap Growth Portfolio may also invest in equity-type securities other than common stocks (such as preferred stocks and convertible debt instruments) and in protective options if it is Alliance's judgment that, in light of economic conditions, such investments offer the Alliance Small Cap Growth Portfolio better prospects for achieving its objective. Under certain market conditions, the Small Cap Growth Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Small Cap Growth Portfolio will not invest more than 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper). See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Small Cap Growth Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Small Cap Growth Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Small Cap Growth Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Under current SEC guidelines, for so long as the Portfolio has the words "Small Cap" in its name, it is required, under normal market conditions, to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by Alliance to mean companies with market capitalization at or below $2 billion).

Risk Factors. More risk is associated with investment in small-sized companies, because they tend to be often dependent on limited product lines, financial resources or management groups. They tend to be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies.


THE FIXED INCOME SERIES


ALLIANCE MONEY MARKET PORTFOLIO--INVESTMENT POLICIES

The Alliance Money Market Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The instruments in which the Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation ("FDIC") in the case of banks, or insured by the FDIC, in the case of savings and loan associations or (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either commercial paper rated at least A-1 by S&P or Prime-1 by Moody's or long term debt rated at least AA by S&P or Aa by Moody's; (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies; (4) mortgage-backed securities and asset-backed securities; (5) corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;
(6) floating rate or master demand notes; and (7) repurchase agreements covering securities issued or guaranteed by the U.S. Government (see "Investment Techniques--Repurchase Agreements," below). Time deposits with maturities greater than seven days are considered to be illiquid securities.

Investments by the Alliance Money Market Portfolio are limited to those which present minimal credit risk. If a security held by the Alliance Money Market Portfolio is no longer deemed to present minimal credit risk, the Alliance Money Market Portfolio will dispose of the security as soon as practicable unless the Trustees determine that such action would not be in the best interest of the Portfolio. Purchases of securities that are unrated must be ratified by the Trustees of the Trust. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Alliance Money Market Portfolio may invest up to 20% of its total assets in U.S. dollar-denominated foreign money market instruments. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO--INVESTMENT POLICIES

The Alliance Intermediate Government Securities Portfolio attempts to achieve its investment objective by investing primarily in debt securities issued or guaranteed as to the timely payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government Securities"). The Alliance Intermediate Government Securities Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities. The Portfolio may seek to enhance its current return and may seek to hedge against changes in interest rates by engaging in transactions involving related options, futures and options on futures.

The Alliance Intermediate Government Securities Portfolio expects that under normal market conditions it will invest at least 80% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include, without limitation, the following:


  o U.S. Treasury Bills--Direct obligations of the U.S. Treasury which are issued in maturities of one year or less. No interest is paid on Treasury Bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

  o U.S. Treasury Notes--Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

  o U.S. Treasury Bonds--These direct obligations of the U.S. Treasury are issued in maturities more than ten years from the date of issue, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

  o "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

  o "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

  o "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.


  o Governmental Collateralized Mortgage Obligations--These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. See "Other Investments," below.


  o "Sallie Maes"--The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.


The Portfolio may also invest in "zero coupon" U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.


Guarantees of the Portfolio's securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Alliance Intermediate Government Securities Portfolio's shares.

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1996, the duration of a 10-year Treasury bond was considered by Alliance to be 7.2 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

It is a fundamental policy of the Alliance Intermediate Government Securities Portfolio that under normal market conditions it will invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

Other Investments. The Alliance Intermediate Government Securities Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"). See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Alliance Intermediate Government Securities Portfolio will purchase only CMOs only if they collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies or instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the investment policies of the Alliance Intermediate Government Securities Portfolio even though the CMOs may be collateralized by U.S. Government Securities. Such securities will generally be investment grade. In the event such securities fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is appropriate under the circumstances.


In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write call and put options on U.S. Government Securities which are "covered" as described herein and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. See "Investment Techniques--Options" and "Investment Techniques--Futures," below.

The Portfolio may also enter into forward commitments for the purchase of U.S. Government Securities, purchase such securities on a when-issued or delayed delivery basis, make secured loans of its portfolio securities without limitation and enter into repurchase agreements with respect to U.S. Government Securities with commercial banks and registered broker-dealers. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," below.

The Portfolio may make short sales involving either securities retained in the Portfolio's portfolio or securities which the Portfolio has the absolute right to acquire without additional consideration.


Special Considerations. U.S. Government Securities are considered among the safest of fixed income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. As with other mutual funds, the value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of U.S. Government Securities generally decline. In an effort to preserve the capital of the Portfolio when interest rates are generally rising, the investment adviser may shorten the average maturity of the U.S. Government Securities in the Portfolio's portfolio. Because the principal values of U.S. Government Securities with shorter maturities are less affected by rising interest rates, a portfolio with a shorter average maturity will generally diminish less in value during such periods than a portfolio of longer average maturity. Because U.S. Government Securities with shorter maturities generally have a lower yield to maturity, however, the Portfolio's current return based on its net asset value will generally be lower as a result of such action than it would have been had such action not been taken. Ginnie Maes and other mortgage-backed or mortgage-related securities in which the Portfolio invests may not be an effective means of "locking in" favorable long-term interest rates since the Portfolio must reinvest scheduled and unscheduled principal payments relating to such securities. At the time principal payments or prepayments are received by the Portfolio and reinvested, prevailing interest rates may be higher or lower than the Portfolio's current yield.


At times when the Portfolio has written call options, its ability to profit from declining interest rates will be limited. Any resulting appreciation in the value of the Portfolio would likely be partially or wholly offset by the losses on call options written by the Portfolio. The termination of option positions under such conditions would result in the realization of capital losses, which would reduce the amounts available for distribution to shareholders.


ALLIANCE QUALITY BOND PORTFOLIO--INVESTMENT POLICIES

The Alliance Quality Bond Portfolio expects to invest in readily marketable securities with relatively attractive yields, but which do not, in the opinion of Alliance, involve undue risk of loss of capital. The

Alliance Quality Bond Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities determined by Alliance to be of comparable quality. In the event that the credit rating of a security held by the Alliance Quality Bond Portfolio falls below investment grade (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated below investment grade), the Alliance Quality Bond Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate in the circumstances. The Alliance Quality Bond Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P). For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix B.

The Alliance Quality Bond Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof, and the Alliance Quality Bond Portfolio plans to vary the proportions of its holdings of long-and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect Alliance's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Alliance Quality Bond Portfolio may invest in foreign securities. The Alliance Quality Bond Portfolio will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Quality Bond Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

For temporary defensive purposes, the Alliance Quality Bond Portfolio may invest in certain money market instruments. See "Investment
Techniques--Certain Money Market Instruments," below.

The Alliance Quality Bond Portfolio may purchase put and call options and write covered put and call options on securities it may purchase. The Alliance Quality Bond Portfolio also intends to write covered call options for cross-hedging purposes. A call option is for cross-hedging purposes if it is designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire. See "Investment Techniques--Options," below.

Interest Rate Transactions. The Alliance Quality Bond Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Alliance Quality Bond Portfolio may also enter into these transactions to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Alliance Quality Bond Portfolio intends to use these transactions as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Alliance Quality Bond Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Alliance Quality Bond Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such swaps, caps and floors on a net basis, i.e., the two payment streams are netted out, with the Alliance Quality Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Alliance Quality Bond Portfolio's obligations over its entitlements with respect to each interest rate swap, cap or floor will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the custodian. The Alliance Quality

Bond Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Alliance Quality Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors are relatively recent innovations which may be illiquid.

Zero Coupon Securities. To the extent consistent with its investment objective, the Alliance Quality Bond Portfolio may invest in "zero coupon" securities, which are debt securities that have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Alliance Quality Bond Portfolio may also invest in "pay-in-kind" debentures (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

The Alliance Quality Bond Portfolio may invest in collateralized mortgage obligations or CMOs. See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Portfolio may purchase and sell interest rate futures contracts and options thereon and may make loans of securities with a value of up to 50% of its total assets. See "Investment Techniques--Futures," "Investment Techniques--Risk Factors in Options and Futures" and "Investment Techniques--Securities Lending," below.

ALLIANCE HIGH YIELD PORTFOLIO--INVESTMENT POLICIES

The Alliance High Yield Portfolio attempts to achieve its objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities.

Ordinarily, the Portfolio will invest a portion of its assets in fixed income securities which have a high current yield and that are either rated in the lower categories of NRSROs (i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated. The Portfolio may also make temporary investments in money market instruments of the same type as the Alliance Money Market Portfolio. The Portfolio will not invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 or B-or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B-or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by Alliance; however, this restriction will not apply to (i) fixed income securities which, in the opinion of Alliance, have similar characteristics to securities which are rated B3 or higher by Moody's or B-or higher by S&P, or (ii) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of Alliance, has similar characteristics to securities which are so rated. See Appendix B, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Alliance High Yield Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.

For the fiscal year ended December 31, 1996, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 0% in securities rated AAA or its equivalent, 13.4% in securities rated BB or its equivalent and 58.6% in securities rated B or its equivalent. Of these securities, 89.8% were rated by an NRSRO and 10.2% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.


The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities. The Portfolio may also be invested in common stocks and other equity-type securities (such as convertible debt securities). See "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below.

The Alliance High Yield Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing. The Portfolio will use various strategies in attempting to achieve its objective. The Portfolio may make secured loans of its portfolio securities without limitation. See "Investment Techniques--Securities Lending," below. In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write covered call and put options and may purchase call and put options on individual fixed income securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Risk Factors in Options and Futures," below.


INVESTMENT TECHNIQUES


The Portfolios have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. All of the Portfolios, other than the Alliance Equity Index Portfolio, may make investments in repurchase agreements, and all of the Portfolios may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolios, other than the Alliance Money Market and the Alliance Equity Index Portfolios, may write (i.e., sell) covered put and call options and buy put and call options on securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may also write covered put and call options and buy put and call options on foreign currencies. The Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income and Alliance Equity Index Portfolios may buy and sell exchange-traded financial futures contracts, and options thereon. A brief description of certain of these investment instruments and their risks appears below. More detailed information is to be found in the SAI.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES


The Portfolios, other than the Alliance Equity Index Portfolio, may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions and other lenders that are assembled into pools, that are (i) issued by an agency of the U.S. Government (such as GNMA) whose securities are guaranteed by the U.S. Treasury, (ii) issued by an instrumentality of the U.S. Government (such as FNMA) whose securities are supported by the instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, though not backed by the full faith and credit of the U.S. Government itself, or (iii) collateralized by U.S. Treasury obligations or U.S. Government agency securities. Interests in such pools are described in this prospectus as mortgage-backed securities. The Portfolios, other than the Equity Index Portfolio, may invest in (i) mortgage-backed securities, including GNMA, FNMA and FHLMC certificates, (ii) CMOs that are issued by non-governmental entities and collateralized by U.S. Treasury obligations or by U.S. Government agency or instrumentality securities, (iii) REMICs and (iv) other asset-backed securities. Other asset-backed securities (unrelated to mortgage loans) may include securities such as certificates for automobile receivables ("CARS") and credit card receivable securities ("CARDS") as well as other asset-backed securities that may be developed in the future.

The rate of return on mortgage-backed securities, such as GNMA, FNMA and FHLMC certificates and CMOs, and, to a lesser extent, asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to predict with certainty the average life of a particular mortgage pool or pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities and, to a lesser extent, asset-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages or pool of loans or receivables.


The fixed rate mortgage-backed and asset-backed securities in which the Alliance Money Market Portfolio invests will have remaining maturities of less than one year. The Portfolios may also invest in floating or variable rate mortgage-backed and asset-backed securities on the same terms as they may invest in floating or variable rate notes, described below under "Certain Money Market Instruments."


CERTAIN MONEY MARKET INSTRUMENTS


All of the Portfolios may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances, bank notes and other short-term debt obligations issued by commercial banks or savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.

The Portfolios, other than the Alliance Equity Index Portfolio, may also invest in commercial paper, meaning short-term, unsecured promissory notes issued by corporations to finance their short-term credit needs. In addition, these Portfolios may invest in variable or floating rate notes. Variable and floating rate notes provide for automatic establishment of a new interest rate at fixed periodic intervals (e.g., daily or monthly) or whenever some specified interest rate changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to some other objective measure such as the U.S. Treasury bill rate. Many floating rate notes have put or demand features which allow the holder to put the note back to the issuer or the broker who sold it at certain specified times and upon notice. Floating rate notes without such a put or demand feature, or in which the notice period is greater than seven days, may be considered illiquid securities.


FIXED INCOME SECURITIES

Fixed income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers (such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper, mortgage-backed securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participation based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

RISK FACTORS OF LOWER RATED FIXED INCOME SECURITIES


Fixed income investments that have a high current yield and that are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated but of comparable quality are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in medium and lower quality bonds involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on Alliance's analysis than would be the case if that Portfolio were investing in higher quality bonds. Medium and lower quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals or obtain additional financing. In addition, the secondary trading market for medium and lower quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Portfolio to value accurately certain portfolio securities. Further, as with many corporate bonds (including investment grade issues), there is the risk that certain high yield bonds containing redemption or call provisions may be called by the issuers of such bonds in a declining interest rate market, and the relevant Portfolio would then have to replace such called bonds with lower yielding bonds, thereby decreasing the net investment income to the Portfolio. Prepayment of mortgages underlying mortgage-backed securities, even though these securities will generally be rated in the higher categories of NRSROs, may also reduce their current yield and total return. However, Alliance intends to invest in these securities only when the potential benefits to a Portfolio are deemed to outweigh the risks.


REPURCHASE AGREEMENTS


In repurchase agreements, a Portfolio buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement, the Portfolio's custodian retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Portfolio's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The creditworthiness of sellers is determined by Alliance, subject to the direction of and review by the Board of Trustees. Such transactions afford an opportunity for the Portfolio to earn a fixed rate of return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement if as a result more than 15% (10% in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."


LOAN ASSIGNMENTS AND PARTICIPATIONS


The Alliance High Yield Portfolio may invest in participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates. These investments are subject to the same risks associated with fixed income securities generally. For example, loans to foreign governments will involve a risk that the governmental entities responsible for the repayment of the loan may be unable, or unwilling, to pay interest and repay principal when due. In addition, loan participations and assignments are often not rated and may also be less liquid than other debt interests.


Even if the loans are secured, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Also, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.


A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement, and the Portfolio will generally have to rely on the agent to apply appropriate credit remedies against a borrower. Consequently, loan participations may also be adversely affected by the insolvency of the lending bank or other intermediary.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase and sell securities on a when-issued or delayed delivery basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the market value of such securities may be more or less than the purchase price payable at settlement. No payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction. When a Portfolio engages in forward commitments or when-issued or delayed delivery transactions, the Portfolio relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining an advantageous price or yield. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within four months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date. The Portfolio's custodian will maintain, in a segregated account of the Portfolio, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold under a forward commitment or on a delayed delivery basis. A Portfolio will sell on a forward settlement basis only securities it owns or has the right to acquire.


OPTIONS


The Portfolios, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered put and call options and buy put and call options, including options relating to individual securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may also write covered put and call options and buy put and call options on foreign currencies.


A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option on a security will be considered covered, for example, if the Portfolio holds the security upon which the option is written. The Portfolios may write call options on securities or securities indexes for the purpose of increasing their return or to provide a partial hedge against a decline in the value of their portfolio securities or both. The Portfolios may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the option is exercised, the Portfolio will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received. Each of the Portfolios noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Portfolio wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Portfolio may be able to offset the resulting adverse effect on the Portfolio by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Portfolio. See "Risk Factors in Options and Futures," below.

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.

In instances in which a Portfolio has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid securities only the amount equal to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.


FUTURES


The Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Quality Bond Portfolios may each purchase and sell futures contracts and related options on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, each Portfolio listed above (except the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios) as well as the Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth and Alliance Growth and Income Portfolios may purchase and sell stock index futures contracts and related options to hedge the equity portion of its assets or equity assets it intends to acquire with regard to market risk (as distinguished from stock-specific risk). In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. As described below under "Foreign Securities and Currencies," the Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Quality Bond and Alliance Growth and Income Portfolios may each enter into futures contracts and related options on foreign currencies in order to limit its exchange rate risk. All futures contracts and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). All of the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options without limitation, except as noted below. Pursuant to regulations of the CFTC which provide an exemption from registration as a commodity pool operator, a Portfolio will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Portfolio's liquidation value. In addition, the contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets. When a Portfolio purchases or sells a futures contract or writes a put or call option on a futures contract, the Portfolio will segregate with its custodian liquid assets (less any related margin deposits) equal to the cost of the futures contract it intends to sell or purchase to insure that such futures positions are not leveraged, or may otherwise cover such positions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


All the Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract.

Generally, such forward contracts will be for a period of less than three months. The Portfolios will enter into forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges.


RISK FACTORS IN OPTIONS AND FUTURES

To the extent a hedging transaction is effective, it will protect the value of the securities or currencies which are hedged but may reduce or eliminate the potential for gain. The effectiveness of a hedge depends, among other things, on the correlation between the price movements of the hedging vehicle and the hedged items, but these correlations generally are imperfect. A hedging transaction may produce a loss as a result of such imperfect correlations or for other reasons. The risks of trading futures contracts also include the risks of inability to effect closing transactions or to do so at favorable prices; consequently, losses from investing in futures contracts are potentially unlimited. The risks of option trading include possible loss of the entire premium on purchased options and inability to effect closing transactions at favorable prices. The extent to which a Portfolio can benefit from investments involving options and futures contracts may also be limited by various tax rules. Favorable results from options and futures transactions may depend on the investment adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

FOREIGN SECURITIES AND CURRENCIES


All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Investments in foreign securities may involve a higher degree of risk because of limited publicly available information, non-uniform accounting, auditing and financial standards, reduced levels of government regulation of foreign securities markets, difficulties and delays in transaction settlements, lower liquidity and greater volatility, withholding or confiscatory taxes, changes in currency exchange rates, currency exchange control regulations and restrictions on and the costs associated with the exchange of currencies and expropriation, nationalization or other adverse political or economic developments. It may also be more difficult to obtain and enforce a judgment against a foreign issuer or enterprise and there may be difficulties in effecting the repatriation of capital invested abroad. In addition, banking, securities and other business operations abroad may not be subject to regulation as rigorous as that applicable to similar activities in the United States. Further, there may be restrictions on foreign investment in some countries. Special tax considerations apply to foreign securities, and foreign brokerage commissions and other fees are generally higher than in the United States.


The Portfolios may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities.

SECURITIES LENDING


For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Alliance to be of good standing and will not be made unless, in the judgment of Alliance, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER

Portfolio turnover rates are set forth under "Financial Highlights." These rates of portfolio turnover may be greater than those of most other investment companies. A high rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Portfolio.


CERTAIN INVESTMENT RESTRICTIONS

The following restrictions apply to all of the Portfolios, unless otherwise stated, and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders. Additional investment restrictions appear in the SAI.


The Alliance High Yield and Alliance Intermediate Government Securities Portfolios may make secured loans of portfolio securities or cash without limitation. None of the other Portfolios will make loans, except that each such Portfolio may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper or publicly traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's total assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry for purposes of this restriction.

Each Portfolio intends to be "diversified," as that term is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities.

As a matter of operating policy, except as noted below, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets, at the time of acquisition, in the securities of any one issuer, other than obligations of the U.S. Government, its agencies and instrumentalities. However, the Alliance Money Market Portfolio may invest up to 25% of the value of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) of a single issuer for a period of up to three business days after the purchase of such securities. The Alliance Money Market Portfolio will also not (i) invest more than 5% of the value of its total assets, at time of acquisition, in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) or (ii) invest more than the greater of 1% of the value of the Portfolio's total assets or $1,000,000, at the time of acquisition, in Second Tier Securities of a single issuer.


MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES


The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust and By-laws.

THE INVESTMENT ADVISER


Alliance, the main office of which is located at 1345 Avenue of the Americas, New York, New York 10105, serves as investment adviser to the Trust pursuant to an investment advisory agreement, relating to each of the Portfolios, between the Trust and Alliance. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable.

Alliance is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Alliance, a leading international investment adviser, acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Alliance also provides investment advisory and management services to other investment companies and to endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance manages the day-to-day investment operations of the Trust and exercises responsibility for the investment and reinvestment of the Trust's assets. Alliance provides, without charge, personnel to the Trust to render such clerical, administrative and other services, other than investor services or accounting services, as the Trust may request.


The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:


                                          FIRST           NEXT           NEXT           NEXT
                                      $750 MILLION    $750 MILLION    $1 BILLION    $2.5 BILLION    THEREAFTER
                                     --------------  --------------  ------------  --------------  ------------
Alliance International .............      0.900%          0.825%         0.800%         0.780%         0.770%
Alliance Global ....................      0.675%          0.600%         0.550%         0.530%         0.520%
Alliance Aggressive Stock ..........      0.625%          0.575%         0.525%         0.500%         0.475%
Alliance Common Stock ..............      0.475%          0.425%         0.375%         0.355%         0.345%*
Alliance Growth and Income .........      0.550%          0.525%         0.500%         0.480%         0.470%
Alliance Small Cap Growth ..........      0.900%          0.850%         0.825%         0.800%         0.775%
Alliance Growth Investors ..........      0.550%          0.500%         0.450%         0.425%         0.400%
Alliance Balanced ..................      0.450%          0.400%         0.350%         0.325%         0.300%
Alliance Conservative Investors ....      0.475%          0.425%         0.375%         0.350%         0.325%
Alliance High Yield ................      0.600%          0.575%         0.550%         0.530%         0.520%
Alliance Quality Bond ..............      0.525%          0.500%         0.475%         0.455%         0.445%
Alliance Intermediate Government
 Securities ........................      0.500%          0.475%         0.450%         0.430%         0.420%
Alliance Equity Index ..............      0.325%          0.300%         0.275%         0.255%         0.245%
Alliance Money Market ..............      0.350%          0.325%         0.300%         0.280%         0.270%



* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES


ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE BALANCED AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

THE EQUITY SERIES


ALLIANCE GROWTH AND INCOME PORTFOLIO

Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since February 12, 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*

ALLIANCE EQUITY INDEX PORTFOLIO

Judith A. Maglio has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. Maglio, a Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*

ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS

Ronald L. Simcoe has been the person principally responsible for the Alliance Global Portfolio's investment program since 1988 and the Alliance
International Portfolio's investment program since its inception. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Vice President of Alliance, has been associated with Alliance since 1988.*

ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*


THE FIXED INCOME SERIES


ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Vice President of Alliance, has been associated with Alliance since 1990.*

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE QUALITY BOND PORTFOLIO

Matthew Bloom has been the person principally responsible for the Alliance Quality Bond Portfolio's investment program since 1995. Mr. Bloom, a Vice President of Alliance, has been associated with Alliance since 1989.

ALLIANCE HIGH YIELD PORTFOLIO

Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Vice President of Alliance, has been associated with Alliance since 1987.*


-----------
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

THE TRUST'S EXPENSES


The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for the year ended December 31, 1996 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1996 and (ii) estimated accounting expenses for the year ended December 31, 1997. No information has been provided with respect to Alliance Small Cap Growth Portfolio because such Portfolio has not yet completed its first fiscal year.

                                                                       ALLIANCE
                               ALLIANCE                   ALLIANCE      GROWTH      ALLIANCE     ALLIANCE
                             CONSERVATIVE    ALLIANCE      GROWTH         AND        EQUITY       COMMON
                              INVESTORS      BALANCED     INVESTORS     INCOME        INDEX        STOCK
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------  --------------  -----------  -----------  -----------  -----------  -----------
Investment Advisory Fees         0.48%         0.42%        0.53%        0.55%        0.33%        0.38%
Other Expenses ...........       0.07%         0.05%        0.06%        0.05%        0.05%        0.03%
                           --------------  -----------  -----------  -----------  -----------  -----------
Total Expenses ...........       0.55%         0.47%        0.59%        0.60%        0.38%        0.41%
                           ==============  ===========  ===========  ===========  ===========  ===========

                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.65%        0.55%        0.35%         0.50%         0.53%       0.60%          0.90%
Other Expenses .....     0.08%        0.03%        0.04%         0.09%         0.05%       0.06%          0.18%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.73%        0.58%        0.39%         0.59%         0.58%       0.66%          1.08%
                     =========== ============  =========== ==============  =========== ===========  ===============

Actual investment advisory fees, other expenses and total expenses for the year ended December 31, 1996 were as follows:

                                                                       ALLIANCE
                               ALLIANCE                   ALLIANCE      GROWTH      ALLIANCE     ALLIANCE
                             CONSERVATIVE    ALLIANCE      GROWTH         AND        EQUITY       COMMON
                              INVESTORS      BALANCED     INVESTORS     INCOME        INDEX        STOCK
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------  --------------  -----------  -----------  -----------  -----------  -----------
Investment Advisory Fees         0.55%         0.37%        0.52%        0.55%        0.35%        0.36%
Other Expenses ...........       0.06%         0.04%        0.05%        0.03%        0.04%        0.02%
                           --------------  -----------  -----------  -----------  -----------  -----------
Total Expenses ...........       0.61%         0.41%        0.57%        0.58%        0.39%        0.38%
                           ==============  ===========  ===========  ===========  ===========  ===========

                               35

                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.53%        0.46%        0.40%         0.50%         0.55%       0.55%          0.90%
Other Expenses .....     0.07%        0.02%        0.03%         0.06%         0.04%       0.04%          0.16%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.60%        0.48%        0.43%         0.56%         0.59%       0.59%          1.06%
                     =========== ============  =========== ==============  =========== ===========  ===============



TRANSACTIONS WITH AFFILIATES

In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the Investment Company Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commissions it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by an SEC rule, in a public offering in which DLJ or an affiliate is an underwriter.


DESCRIPTION OF THE TRUST'S SHARES

CHARACTERISTICS

The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest, without par value. The Trust is divided into fourteen portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional Portfolios and additional classes of shares. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio vote together on any matter, except to the extent otherwise required by the Investment Company Act, or when the Board of Trustees of the Trust have determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the Investment Company Act, or any successor rule, and in the Trust's Agreement and Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.


Under the Trust's multi-class system, shares of each class of a Portfolio represent equal pro rata interests in the assets of that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its "Class Expenses"; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments to the Distributor pursuant to the Distribution Plan for Class IB shares.

PURCHASE AND REDEMPTION

EQ Financial Consultants, Inc., formerly Equico Securities, Inc. ("EQ Financial"), a wholly-owned subsidiary of Equitable, is the principal underwriter of the Class IA shares of the Trust. EQ Financial's address is 1755 Broadway, New York, New York 10019. The Trust will offer and sell its shares without a sales charge, at each Portfolio's net asset value per share. The price at which a purchase is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in the Trust. Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Portfolio outstanding. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Values are not calculated on national business holidays.

All shares may be redeemed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. Shares will be redeemed at their net asset value. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted. All redemption requests will be processed and payment with respect thereto will be made within seven days after tenders.

The Trust may also suspend redemption, if permitted by the Investment Company Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows, as further described in the SAI:

   o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.


   o Foreign securities not traded directly, or in American Depositary Receipt or similar form, in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks.

   o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.


   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company which is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.

Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.


In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, because the Trust funds certain types of Contracts, each Portfolio is also subject to the investment diversification requirements of Subchapter L of the Internal Revenue Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the investment adviser.

Certain additional tax information appears in the SAI.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those products.

INVESTMENT PERFORMANCE

Each Portfolio may illustrate in advertisements or sales materials its average annual total return, which is the rate of growth of the Portfolio that would be necessary to achieve the ending value of an investment kept in the Portfolio for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Portfolio are reinvested in shares of the Portfolio at net asset value, and (2) all recurring fees are included for applicable periods.

Each Portfolio may also illustrate in advertisements or sales materials its cumulative total return for several time periods throughout the Portfolio's life based on an assumed initial investment of $1,000. Any such cumulative total return for each Portfolio will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.


The Alliance Money Market Portfolio may illustrate in advertisements or sales materials its yield and effective yield. The Portfolio's yield refers to income generated by an investment in the Portfolio over a 7-day period, expressed as an annual percentage rate. The Alliance Money Market Portfolio's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Portfolio's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.

The Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Portfolios each may illustrate in advertisements or sales materials its yield based on a recent 30-day period, which reflects the income per share earned by that Portfolio's investments. The yield is calculated by dividing that Portfolio's net investment income per share during that period by the net asset value on the last day of that period and annualizing the result.

These performance figures are based on historical earnings and are not intended to indicate future performance. Nor do they reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.

                                  APPENDIX A


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

   o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   o Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

   o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

   o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

   o The rating C1 is reserved for income bonds on which no interest is being paid.

   o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

   o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

   o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

   o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                  APPENDIX B


PERFORMANCE INFORMATION


The following tables provide performance results for The Hudson River Trust Portfolios (except for the Alliance Small Cap Growth Portfolio), net of investment management fees and direct operating expenses of the Trust, together with comparative benchmarks, including both unmanaged market indexes and universes of managed portfolios. The unmanaged market indexes do not reflect any asset-based charges for investment management or other expenses, which are inapplicable to these benchmarks. The rates of return shown for the Portfolios are not an estimate or guarantee of future investment performance and do not take into account charges applicable to the Contracts or imposed at the separate account level. The ultimate change in Contract values will depend not only on the performance of the Portfolios at the underlying Trust level, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under such Contracts. These Contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.


The Lipper averages are contained in Lipper's survey of the performance of a large number of mutual funds. This survey is published by Lipper Analytical Services, Inc., a firm recognized for its reporting of performance of actively managed funds. According to Lipper, performance data are presented net of investment management fees, direct operating expenses and, for funds with Rule 12b-1 plans, asset-based sales charges. Performance data for funds which assess sales charges in other ways do not reflect deductions for sales charges. Performance data shown for the Portfolios does not reflect deduction for sales charges (which are assessed at the policy level). This means that to the extent that asset-based sales charges deducted by some funds have lowered the Lipper averages, the performance data shown for the Portfolios appears relatively more favorable than the performance data for the Lipper averages.


The performance results presented below are based on Portfolio percent changes in net asset values with dividends and capital gains reinvested. Similarly, the market indexes have been adjusted, where necessary, to reflect the benefit of reinvestment of income, dividends and capital gains. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period.


From time to time the Trust and/or its shareholders may include in reports or in advertising material descriptions of general economic and market conditions affecting the Trust and/or its shareholders and may compare the performance of the Trust's Portfolios with (1) that of other insurance company separate accounts, if appropriate, or mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described in this prospectus, or (3) data developed by the Trust and/or its shareholders derived from such indices or averages.


Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5- and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

The Lehman Treasury Bond Index ("Lehman Treasury") represents an unmanaged group of securities consisting of all currently offered public obligations of the U.S. Treasury intended for distribution in the domestic market.

 The Standard and Poor's 500 Composite Stock Price Index ("S&P 500") represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies, widely regarded by investors as representative of the stock market.

The Lehman Government/Corporate Bond Index ("Lehman Gov't Corp.") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.


The Value Line Convertible Index is comprised of 585 of the most actively traded convertible bonds and preferred stocks on an unweighted basis.


The Morgan Stanley Capital International World Index ("MSCI World Index") is an arithmetic, market value-weighted average of the performance of over 1,300 securities listed on the stock exchanges of twenty foreign countries and the United States.

The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East.

The Standard & Poor's MidCap 400 Index ("S&P 400") represents an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation.


The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.) The Russell 2000 Index, widely regarded in the industry as the premier measure of small capitalization stocks, represents approximately 11% of the Russell 3000 Index total market capitalization.

The Lehman Intermediate Government Bond Index represents an unmanaged group of securities consisting of all United States Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.


The Lehman Aggregate Bond Index is an index comprised of investment grade fixed income securities, including U.S. Treasury, mortgage-backed, corporate and "Yankee" bonds (U.S. dollar-denominated bonds issued outside the United States).

The Merrill Lynch High Yield Master Index ("ML Master") represents an unmanaged group of securities widely regarded by investors as representative of the high yield bond market.


The "blended" performance numbers (e.g., 50% S&P 400/50% Russell 2000) in all cases assume a static mix of the two indices.


The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Balanced and Alliance Aggressive Stock Portfolios on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987; the Alliance Global Portfolio on August 27, 1987; the Alliance Conservative Investors and Alliance Growth Investors Portfolios on October 2, 1989; the Alliance Intermediate Government Securities Portfolio on April 1, 1991; the Alliance Quality Bond and Alliance Growth and Income Portfolios on October 1, 1993; the Alliance Equity Index Portfolio on March 1, 1994; and the Alliance International Portfolio on April 3, 1995. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981; for the Lipper Balanced Funds and Small Company Growth Funds Averages, from January 1, 1986; and for the Lipper Global Funds Average, from August 28, 1987.


The Trust's Portfolios serve as the underlying investment vehicles for Contracts. Shares of these Portfolios cannot be purchased directly. Shares of the Portfolios of the Trust are purchased by corresponding investment divisions of insurance company separate accounts. Refer to the attached Contract prospectus for further information about your Contract including a description of all charges and expenses.

                                    TABLE I
                          ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1996



                                                                                                          SINCE
PORTFOLIO/BENCHMARKS                            1 YEAR    3 YEARS    5 YEARS    10 YEARS    15 YEARS    INCEPTION
                                              --------  ---------  ---------  ----------  ----------  -----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS .............    5.21%      6.70%      7.32%        --          --         9.03%
Lipper Flexible Portfolio Average ...........   13.59      11.78      10.84         --          --        10.68
70% Lehman Treasury/30% S&P 500..............    8.78      10.14       9.64         --          --        10.42
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE BALANCED ...........................   11.68       7.15       6.06      10.38%         --        12.05
Lipper Balanced Mutual Funds Average ........   13.76      11,67      10.73      11.09          --        11.65
50% S&P 500/50% Lehman Gov't Corp. ..........   12.93      13.15      11.47      12.30          --        12.98
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE GROWTH INVESTORS....................   12.61      11.29      10.76         --          --        15.57
Lipper Flexible Portfolio Average ...........   13.59      11.78      10.84         --          --        10.68
70% S&P 500/30% Lehman Gov't Corp. ..........   16.94      15.84      13.02         --          --        12.73
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME...................   20.09      14.00         --         --          --        12.77
Lipper Growth & Income Funds Average ........   20.78      16.15         --         --          --        15.71
75% S&P 500/25% Value Line Convertible ......   21.28      17.93         --         --          --        17.24
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE EQUITY INDEX........................   22.39         --         --         --          --        20.25
Lipper S&P 500 Index Funds Average...........   22.30         --         --         --          --        20.10
S&P 500......................................   22.96         --         --         --          --        20.90
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE COMMON STOCK........................   24.28      17.22      15.72      15.83       16.51%       15.22
Lipper Growth Equity Mutual Funds Average ...   19.24      15.23      13.04      13.47       14.58        15.06
S&P 500......................................   22.96      19.66      15.20      15.28       14.85        14.63
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE GLOBAL .............................   14.60      12.74      13.50         --          --        11.70
Lipper Global Mutual Funds Average...........   16.51       9.61      11.36         --          --         8.69
MSCI World ..................................   13.48      12.91      10.82         --          --         7.44
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE INTERNATIONAL.......................    9.82         --         --         --          --        12.14
Lipper International Mutual Funds Average ...   11.78         --         --         --          --        13.12
MSCI EAFE....................................    6.05         --         --         --          --         8.74
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE AGGRESSIVE STOCK....................   22.20      15.66      11.83      18.60          --        20.22
Lipper Small Company Growth Funds
 Average.....................................   20.20      15.31      15.10      14.22          --        13.46
50% S&P 400/50% Russell 2000.................   17.85      14.14      14.80      14.29          --        13.98
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET .......................    5.33       5.03       4.31       5.90        7.08         7.28
Lipper Money Market Mutual Funds
 Average.....................................    4.80       4.63       3.96       5.52        6.66         7.01
3 Month T-Bill ..............................    5.25       5.07       4.37       5.67        6.72         6.97
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES      3.78       3.99       5.60         --          --         6.95
Lipper Intermediate Government Funds
 Average.....................................    2.68       4.55       5.66         --          --         6.96
Lehman Intermediate Government Bond  ........    4.06       5.37       6.23         --          --         7.43
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE QUALITY BOND........................    5.36       5.38         --         --          --         4.79
Lipper Corporate Debt Funds A Rated
 Average.....................................    2.49       5.11         --         --          --         4.60
Lehman Aggregate Bond........................    3.63       6.03         --         --          --         5.57
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE HIGH YIELD..........................   22.89      12.73      14.66         --          --        11.41
Lipper High Current Yield Mutual
 Funds Average...............................   13.67       8.30      12.10         --          --         9.38
ML Master....................................   11.06       9.59      12.76         --          --        11.24
--------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------

                                   TABLE II
                          CUMULATIVE RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1996



                                                                                                        SINCE
PORTFOLIO/BENCHMARKS                          1 YEAR    3 YEARS    5 YEARS    10 YEARS    15 YEARS    INCEPTION
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
THE ASSET ALLOCATION SERIES
ALLIANCE CONSERVATIVE INVESTORS............    5.21%     21.49%     42.36%         --          --        87.12
Lipper Flexible Portfolio Average  ........   13.59      40.15      68.94          --          --       112.84
70% Lehman Treasury/30% S&P 500 ...........    8.78      33.60      58.40          --          --       105.23
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE BALANCED..........................   11.68      23.00      34.23      168.58          --       246.66
Lipper Balanced Mutual Funds Average  .....   13.76      39.41      66.98      188.07          --       235.32
50% S&P 500/50% Lehman Gov't Corp.  .......   12.93      44.87      72.14      218.95          --       279.68
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE GROWTH INVESTORS..................   12.61      37.83      66.71          --          --       185.55
Lipper Flexible Portfolio Average.  .......   13.59      40.15      68.94          --          --       112.84
70% S&P 500/30% Lehman Gov't Corp.  .......   16.94      55.46      84.42          --          --       138.49
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
THE EQUITY SERIES
ALLIANCE GROWTH AND INCOME.................   20.09      48.14         --          --          --        47.77
Lipper Growth & Income Funds Average  .....   20.78      56.95         --          --          --        60.96
75% S&P 500/25% Value Line Convertible  ...   21.28      63.99         --          --          --        67.75
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE EQUITY INDEX .....................   22.39         --         --          --          --        68.84
Lipper S&P 500 Index Funds Average  .......   22.30         --         --          --          --        68.03
S&P 500....................................   22.96         --         --          --          --        71.28
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE COMMON STOCK......................   24.28      61.08     107.55      334.66%     888.92%    1,849.35
Lipper Growth Equity Mutual Funds Average .   19.24      53,78      87.06      266.86      705.20     2,152.74
S&P 500....................................   22.96      71.34     102.85      314.34      925.25     1,655.74
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE GLOBAL............................   14.60      43.28      88.36          --          --       181.40
Lipper Global Mutual Funds Average  .......   16.51      32.17      72.23          --          --       120.81
MSCI World ................................   13.48      43.95      67.12          --          --        95.62
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE INTERNATIONAL.....................    9.82         --         --          --          --        22.21
Lipper International Mutual Funds Average .   11.78         --         --          --          --        24.22
MSCI EAFE..................................    6.05         --         --          --          --        15.78
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE AGGRESSIVE STOCK..................   22.20      54.73      74.93      450.62          --       648.20
Lipper Small Company Growth Funds Average     20.20      54.13     104.43      288.11          --       309.45
50% S&P 400/50% Russell 2000...............   17.85      48.69      99.38      280.32          --       318.19
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET......................    5.33      15.85      23.51       77.35      179.15       196.68
Lipper Money Market Mutual Funds Average  .    4.80      14.54      21.42       71.13      163.30       185.78
3 Month T-Bill.............................    5.25      15.99      23.86       73.61      165.31       184.26
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES................................    3.78      12.47      31.33          --          --        47.16
Lipper Intermediate Government Funds
 Average ..................................    2.68      14.32      31.82          --          --        47.39
Lehman Intermediate Government Bond  ......    4.06      16.98      35.30          --          --        51.07
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE QUALITY BOND......................    5.36      17.01         --          --          --        16.42
Lipper Corporate Debt Funds A Rated
 Average ..................................    2.49      16.16         --          --          --        15.79
Lehman Aggregate Bond......................    3.63      19.19         --          --          --        19.27
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------
ALLIANCE HIGH YIELD........................   22.89      43.27      98.16          --          --       194.62
Lipper High Current Yield Bond Funds
 Average ..................................   13.67      27.12      77.40          --          --       146.99
ML Master .................................   11.06      31.63      82.29          --          --       190.43
------------------------------------------  --------  ---------  ---------  ----------  ----------  -----------

                                  TABLE III
                            ANNUAL RATES OF RETURN


              ALLIANCE  ALLIANCE   ALLIANCE             ALLIANCE
YEAR ENDING    COMMON    MONEY    AGGRESSIVE  ALLIANCE    HIGH    ALLIANCE
DECEMBER 31    STOCK     MARKET     STOCK     BALANCED   YIELD     GLOBAL
-----------  --------  --------  ----------  --------  --------  --------
1976........     9.2%*
1977........    -9.2
1978........     8.2
1979........    29.8
1980........    50.1
1981........    -5.8       7.1%*
1982........    17.6      13.0
1983........    26.1       8.9
1984........    -2.0      10.9
1985........    33.4       8.2
1986........    17.3       6.6       35.9%*     29.1%*
1987........     7.5       6.6        7.3       -0.9       4.7%*   -13.3%*
1988........    22.4       7.3        1.1       13.3       9.7      10.9
1989........    25.6       9.2       43.5       25.8       5.1      26.7
1990........    -8.1       8.2        8.2        0.3      -1.1      -6.1
1991........    37.9       6.2       86.9       41.3      24.5      30.5
1992........     3.2       3.6       -3.2       -2.8      12.3      -0.5
1993........    24.8       3.0       16.8       12.3      23.2      32.1
1994........    -2.1       4.0       -3.8       -8.0      -2.8       5.2
1995........    32.5       5.7       31.6       19.8      19.9      18.8
1996........    24.3       5.3       22.2       11.7      22.9      14.6
-----------  --------  --------  ----------  --------  --------  --------


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                ALLIANCE
              ALLIANCE   ALLIANCE       ALLIANCE      ALLIANCE   GROWTH   ALLIANCE
YEAR ENDING   CONSERV.    GROWTH      INTERMEDIATE    QUALITY     AND      EQUITY     ALLIANCE
DECEMBER 31   INVESTORS  INVESTORS  GOVT. SECURITIES    BOND     INCOME    INDEX    INTERNATIONAL
-----------  ---------  ---------  ----------------  --------  --------  --------  -------------
1976 .......
1977 .......
1978 .......
1979 .......
1980 .......
1981 .......
1982 .......
1983 .......
1984 .......
1985 .......
1986 .......
1987 .......
1988 .......
1989........     3.1%*      4.0%*
1990........     6.3       10.7
1991........    19.8       48.8           12.1%*
1992........     5.6        4.9            5.5
1993........    10.8       15.3           10.6          -0.5%*    -0.3%*
1994........    -4.1       -3.2           -4.4          -5.1      -0.6       1.1*
1995........    20.4       26.4           13.3          17.0      24.0      36.5        11.3%*
1996........     5.2       12.6            3.8           5.4      20.1      22.4         9.8
-----------  ---------  ---------  ----------------  --------  --------  --------       ----


------------
*Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

PERFORMANCE OF PORTFOLIOS MANAGED SIMILARLY TO THE ALLIANCE SMALL CAP GROWTH PORTFOLIO


In addition to managing the assets of the Alliance Small Cap Growth Portfolio, Alliance manages six portfolios of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Alliance Small Cap Growth Portfolio. The Historical Portfolios are not subject to certain limitations, diversification requirements and other restrictions to which the Alliance Small Cap Growth Portfolio, as a registered investment company, is subject and which if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the fourteen full calendar years during which Alliance has managed the Historical Portfolios. As of December 31, 1996, the assets in the Historical Portfolios totaled approximately $397 million and the average size of a Historical Portfolio was $66 million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.

The performance data is net of an imputed advisory fee deemed paid quarterly at the same level as the advisory fee payable by the Alliance Small Cap Growth Portfolio, although the actual advisory fees payable by the Historical Portfolios varied. The performance data includes the cost of brokerage commissions, but excludes custodial fees, transfer agency costs and other administrative expenses that will be payable by the Alliance Small Cap Growth Portfolio and will result in a higher expense ratio for the Alliance Small Cap Growth Portfolio. Expenses associated with the distribution of Class IB shares of the Alliance Small Cap Growth Portfolio in accordance with the plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act ("distribution fees") are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Due to the similarity of investment composition and the performance of each of the Historical Portfolios, composite investment performance for all portfolios has been determined on a simple average, rather than a dollar-weighted, basis. New accounts are included in the composite investment performance computations at the beginning of the month following the initial contribution. The composite total returns set forth below are calculated using a method that links the monthly returns, for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The Russell 2000 Index is compiled by Frank Russell Company and consists of the 2000 smallest of the 3000 largest capitalization U.S. companies. The Russell 2000 Growth Index is compiled by Frank Russell Company and consists of that half of the 2000 smallest of the 3000 largest capitalization U.S. companies that has higher price-to-book ratios and higher forecasted growth values. The Russell Indices reflect changes in market prices, but excludes investment income.

To the extent the Alliance Small Cap Growth Portfolio does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the Russell Indices may not be substantially comparable to the Alliance Small Cap Growth Portfolio. The Russell Indices are included to illustrate material economic and market factors that existed during the time period shown. The Russell Indices do not reflect the deduction of any fees. If the Alliance Small Cap Growth Portfolio were to purchase a portfolio of securities substantially identical to the securities comprising the Russell Indices, the Alliance Small Cap Growth Portfolio's performance relative to the Russell Indices would be reduced by the Alliance Small Cap Growth Portfolio's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses as well as by the impact on the Alliance Small Cap Growth Portfolio's shareholders of sales charges and income taxes.

 The Lipper Small Company Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Small Company Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.

The following performance data is provided solely to illustrate Alliance's performance in managing the Historical Portfolios as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of the Alliance Small Cap Growth Portfolio. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

     SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS
               FOR THE FOURTEEN YEARS ENDED DECEMBER 31, 1996*



                                                                                         LIPPER SMALL
                                                                           RUSSELL            CO.
                                          HISTORICAL       RUSSELL       2000 GROWTH        GROWTH
                                          PORTFOLIOS      2000 INDEX        INDEX         FUND INDEX
                                         TOTAL RETURN   TOTAL RESEARCH   TOTAL RETURN    TOTAL RETURN
                                       --------------  --------------  --------------  ---------------
Year ended:
  December 31, 1996  .................       36.91%          16.50%          11.26%          20.00%
  December 31, 1995  .................       54.59%          28.45%          31.04%          32.02%
  December 31, 1994  .................       -3.47%          -1.82%          -2.43%          -0.58%
  December 31, 1993  .................       14.35%          18.88%          13.36%          17.41%
  December 31, 1992  .................        4.85%          18.41%           7.77%          13.39%
  December 31, 1991  .................       40.96%          46.04%          51.19%          51.56%
  December 31, 1990  .................      -23.46%         -19.48%         -17.41%          -9.49%
  December 31, 1989  .................       25.81%          16.26%          20.17%          25.26%
  December 31, 1988  .................       25.63%          25.02%          20.37%          19.87%
  December 31, 1987  .................       -7.66%          -8.80%         -10.48%          -3.87%
  December 31, 1986  .................       15.30%           5.68%           3.58%           9.76%
  December 31, 1985  .................       42.57%          31.05%          30.97%          30.84%
  December 31, 1984  .................      -11.73%          -7.30%         -15.83%          -9.78%
  December 31, 1983  .................       32.53%          29.13%          20.13%          26.28%
Cumulative total return for the
period January 1, 1983 to December
31, 1996 .............................      641.74%         434.41%         285.48%         492.59%



------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 1996, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.



                                       AVERAGE ANNUAL TOTAL RETURNS
                        ---------------------------------------------------------
                                                                    LIPPER SMALL
                                                       RUSSELL           CO.
                          HISTORICAL     RUSSELL     2000 GROWTH       GROWTH
                          PORTFOLIOS    2000 INDEX      INDEX        FUND INDEX
                        ------------  ------------  ------------  ---------------
Three years ...........     26.89%        13.68%        12.47%          15.32%
Five years ............     19.62%        15.64%        11.69%          15.24%
Ten years .............     14.45%        12.42%        10.88%          14.34%
Since January 1, 1983       15.38%        12.72%        10.12%          13.15%

                            THE HUDSON RIVER TRUST

                         Principal Office Located at
           1345 Avenue of the Americas -- New York, New York 10105


The Hudson River Trust (the "Trust") is a mutual fund, currently issuing fourteen series of shares of beneficial interest, each representing a separate investment portfolio (each a "Portfolio"). The Portfolios are The Asset Allocation Series: Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors; The Equity Series: Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock and Alliance Small Cap Growth; and The Fixed Income Series: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield. An investment in the Alliance Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Shares of each Portfolio are currently divided into two classes: Class IA shares, ,offered pursuant to another prospectus and Class IB shares, offered hereby.


This prospectus sets forth concisely the investment objectives and policies of the fourteen Portfolios and the information about the Trust a prospective investor should know before investing. It should be read and retained for future reference.


A Statement of Additional Information relating to Class IB shares ("SAI") dated May 1, 1997 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.


                              TABLE OF CONTENTS


                                                 PAGE
                                              --------
Financial Highlights.........................      2
The Trust....................................      3
Investment Objectives and Policies...........      3
Investment Techniques........................     18
Certain Investment Restrictions..............     24
Management of the Trust......................     24
Description of the Trust's Shares............     28
Dividends, Distributions and Taxes...........     30
Investment Performance.......................     31
Appendix A--Description of Bond Ratings .....    A-1


An investment in the Trust is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED MAY 1, 1997

-----------------------------------------------------------------------------
HRT103 (5/97)      Copyright 1996 The Hudson River Trust. All rights reserved.

FINANCIAL HIGHLIGHTS


The financial information in the table below has been audited by Price Waterhouse LLP, the Trust's independent accountants. The December 31, 1996 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request. No Class IB shares of the Alliance Conservative Investors, Alliance Balanced, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth, Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios were outstanding as of December 31, 1996.

                             FINANCIAL HIGHLIGHTS
                     PER SHARE INCOME AND CAPITAL CHANGES
             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(b)



                                                OCTOBER 2, 1996 TO DECEMBER 31, 1996
                                               -------------------------------------
                                                  ALLIANCE     ALLIANCE    ALLIANCE
                                                 AGGRESSIVE     COMMON      GROWTH
                                                   STOCK        STOCK      INVESTORS
                                               ------------  ----------  -----------
Net asset value, beginning of period  ........    $ 37.28      $ 17.90      $ 16.78
                                               ------------  ----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ......................      (0.01)        0.02         0.07
 Net realized and unrealized gain on
   investments and foreign currency
   transactions ..............................       0.85         1.52         0.71
                                               ------------  ----------  -----------
 Total from investment operations  ...........       0.84         1.54         0.78
                                               ------------  ----------  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......         --        (0.00)       (0.02)
 Dividends in excess of net investment income       (0.02)       (0.03)       (0.09)
 Distributions from realized gains  ..........      (0.23)       (0.16)       (0.02)
 Distributions in excess of realized gains  ..      (2.04)       (1.03)       (0.24)
 Tax return of capital distributions  ........         --           --           --
                                               ------------  ----------  -----------
 Total dividends and distributions  ..........      (2.29)       (1.22)       (0.37)
                                               ------------  ----------  -----------
Net asset value, end of period ...............    $ 35.83       $18.22      $ 17.19
                                               ============  ==========  ===========
Total return (c)..............................       2.32%        8.49%        4.64%
                                               ============  ==========  ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............    $   613      $ 1,244      $   472
Ratio of expenses to average net assets  .....       0.73%(a)     0.63%(a)     0.84%(a)
Ratio of net investment income to average net
 assets  .....................................      (0.10)%(a)    0.61%(a)     1.69%(a)
Portfolio turnover rate.......................        108%          55%         190%
Average commission rate paid .................    $0.0263      $0.0565      $0.0495

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                                           ALLIANCE
                                                 ALLIANCE     ALLIANCE      MONEY
                                                  GLOBAL     HIGH YIELD     MARKET
                                               ----------  ------------  ----------
Net asset value, beginning of period  ........   $ 16.57       $10.25       $10.16
                                               ----------  ------------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ......................      0.02         0.19         0.11
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ..............................      0.81         0.15         0.01
                                               ----------  ------------  ----------
 Total from investment operations  ...........      0.83         0.34         0.12
                                               ----------  ------------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......        --        (0.03)       (0.02)
 Dividends in excess of net investment income      (0.11)       (0.25)       (0.10)
 Distributions from realized gains  ..........     (0.10)       (0.01)          --
 Distributions in excess of realized gains  ..     (0.28)       (0.29)          --
 Tax return of capital distributions  ........     (0.00)          --           --
                                               ----------  ------------  ----------
 Total dividends and distributions  ..........     (0.49)       (0.58)       (0.12)
                                               ----------  ------------  ----------
Net asset value, end of period ...............   $ 16.91       $10.01       $10.16
                                               ==========  ============  ==========
Total return (c)..............................      4.98%        3.32%        1.29%
                                               ==========  ============  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............   $   290       $  685       $3,184
Ratio of expenses to average net assets  .....      0.86%(a)     0.82%(a)     0.67%(a)
Ratio of net investment income to average net
 assets  .....................................      0.48%(a)     8.71%(a)     4.94%(a)
Portfolio turnover rate.......................        59%         485%          --
Average commission rate paid .................   $0.0418           --           --


------------
* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.
(a)    Annualized.
(b) Net investment income and capital changes per share are based upon monthly average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

THE TRUST

The Trust is an open-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). As a "series" investment company, the Trust issues shares of beneficial interest that are currently divided into fourteen Portfolios, although the Trust may, from time to time, establish additional Portfolios. Each Portfolio is a separate diversified series of the Trust, and the Trust's assets and liabilities are divided among the Portfolios. Originally organized as a Maryland corporation which commenced operations on March 22, 1985, the Trust was reorganized as a Massachusetts business trust on July 10, 1987.


Shares of each Portfolio are currently divided into two classes: Class IA shares are offered pursuant to another prospectus at net asset value and are not subject to fees imposed pursuant to a distribution plan. Class IB shares are offered pursuant to this prospectus at net asset value and are subject to distribution fees imposed pursuant to a distribution plan (the "Distribution Plan") adopted under Rule 12b-1 under the Investment Company Act. Class IB shares are sold to an insurance company separate account of Equitable. Inquiries regarding Class IB shares should be addressed to Equitable, Income Management Group, at 200 Plaza Drive, Secaucus, NJ 07096 (toll-free:
1-800-789-7771).


The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1997, and consequently may be deemed to control the Trust.

The Trust does not currently foresee any disadvantages to policy owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other; however, it is theoretically possible that the interests of owners of various policies participating in the Trust through their separate accounts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which could force the Trust to sell portfolio securities at disadvantageous prices.

INVESTMENT OBJECTIVES AND POLICIES

FUNDAMENTAL INVESTMENT OBJECTIVES

The following investment objectives of each Portfolio are fundamental and, unless permitted by law, will not be changed without a vote of the holders of the majority of the voting securities of that Portfolio. There can, of course, be no assurance that a Portfolio will achieve its investment objective.

THE ASSET ALLOCATION SERIES

  o The Alliance Conservative Investors Portfolio's fundamental investment objective is to achieve a high total return without, in the investment adviser's opinion, undue risk to principal. It will pursue this objective by investing in a diversified mix of publicly traded equity and debt securities.

  o The Alliance Balanced Portfolio's fundamental investment objective is to achieve a high return through both appreciation of capital and current income. The Alliance Balanced Portfolio will pursue this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

  o The Alliance Growth Investors Portfolio's fundamental investment objective is to achieve the highest total return consistent with the investment adviser's determination of reasonable risk. It will pursue this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times lower quality fixed income securities commonly known as "junk bonds."

THE EQUITY SERIES

  o The Alliance Growth and Income Portfolio's fundamental investment objective is to provide a high total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

  o The Alliance Equity Index Portfolio's fundamental investment objective is to seek a total return before expenses that approximates the total return performance of the Standard & Poor's ("S&P") 500 Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

  o The Alliance Common Stock Portfolio's fundamental investment objective is to achieve long-term growth of its capital and increase income. It will pursue this objective by investing primarily in common stock and other equity-type instruments.

  o The Alliance Global Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Global Portfolio will pursue this objective by investing primarily in equity securities of non-U.S. companies as well as U.S. issuers.

  o The Alliance International Portfolio's fundamental investment objective is to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies with prospects for growth.


  o The Alliance Aggressive Stock Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Aggressive Stock Portfolio will pursue this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies that, in the opinion of Alliance Capital Management L.P. ("Alliance"), have strong growth prospects and in covered options on those securities.


  o The Alliance Small Cap Growth Portfolio's fundamental investment objective is to achieve long-term growth of capital. The Alliance Small Cap Growth Portfolio will pursue this objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies that, in the opinion of Alliance, have favorable growth prospects.

THE FIXED INCOME SERIES

  o The Alliance Money Market Portfolio's fundamental investment objective is to obtain a high level of current income, preserve its assets and maintain liquidity. The Alliance Money Market Portfolio will pursue this objective by investing in primarily high quality U.S. dollar-denominated money market instruments.

  o The Alliance Intermediate Government Securities Portfolio's fundamental investment objective is to achieve high current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities. The Alliance Intermediate Government Securities Portfolio's investments will each have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note.

  o The Alliance Quality Bond Portfolio's fundamental investment objective is to achieve high current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Alliance Quality Bond Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

  o The Alliance High Yield Portfolio's fundamental investment objective is to achieve high return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Alliance High Yield Portfolio will pursue this objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than higher quality fixed income securities. Lower quality debt securities are commonly known as "junk bonds."

INVESTMENT POLICIES

The following investment policies and restrictions, unless otherwise noted, are not fundamental policies of the Portfolios. They may be changed by the Board of Trustees without a shareholder vote, except as otherwise stated in this Prospectus or in the SAI.

THE ASSET ALLOCATION SERIES

The Alliance Conservative Investors Portfolio, the Alliance Balanced Portfolio and the Alliance Growth Investors Portfolio together are called the Asset Allocation Series. These Portfolios invest in a variety of fixed income and equity securities, each pursuant to a different asset allocation strategy, as described below. The term "asset allocation" is used to describe the process of shifting assets among discrete categories of investments in an effort to reduce risk while producing desired return objectives. Portfolio management, therefore, will consist not only of selecting specific securities but also of setting, monitoring and changing, when necessary, the asset mix.

Each Portfolio has been designed with a view toward a different "investor profile." The "conservative investor" has a relatively short-term investment bias, either because of a limited tolerance for market volatility or a short investment horizon. This investor is averse to taking risks that may result in principal loss, even though such aversion may reduce the potential for higher long-term gains and result in lower performance during periods of equity market strength. Consequently, the asset mix for the Alliance Conservative Investors Portfolio attempts to reduce volatility while providing modest upside potential. The "growth investor" has a longer-term investment horizon and is therefore willing to take more risks in an attempt to achieve long-term growth of principal. This investor wishes, in effect, to be risk conscious without being risk averse. The asset mix for the Alliance Growth Investors Portfolio attempts to provide for upside potential without excessive volatility.

The "balanced investor" is somewhat less aggressive than the growth investor and has a medium-to long-term investment horizon. This investor is sensitive to risk, but is willing to take on some risk in seeking high total return. Consequently, the asset mix for the Alliance Balanced Portfolio attempts to capture a sizable portion of the market's upside while diversifying risk among asset classes.

Alliance Capital Management L.P., the Trust's investment adviser ("Alliance"), has established an asset allocation committee (the "Committee"), all the members of which are employees of Alliance, which is responsible for setting and continually reviewing the asset mix ranges of each Portfolio. The Committee meets at least twice each month. Under normal market conditions, the Committee is expected to change allocation ranges approximately three to five times per year. However, the Committee has broad latitude to establish the frequency, as well as the magnitude, of allocation changes within the guidelines established for each Portfolio. During periods of severe market disruption, allocation ranges may change frequently. It is also possible that in periods of stable and consistent outlook no change will be made. The Committee's decisions are based on a variety of factors, including liquidity, portfolio size, tax consequences and general market conditions, always within the context of the appropriate investor profile for each Portfolio. Consequently, asset mix decisions for the Alliance Conservative Investors Portfolio particularly emphasize risk assessment of each asset class viewed over the shorter term, while decisions for the Alliance Growth Investors Portfolio are principally based on the longer term total return potential for each asset class.

When the Committee establishes a new allocation range for a Portfolio, it also prescribes the length of time during which that Portfolio should achieve an asset mix within the new range. To achieve a new asset mix, the Portfolios look first to available cash flow. If it appears that cash flow will, in the opinion of Alliance, be insufficient to achieve the desired asset mix, the Portfolios will sell securities and reinvest the proceeds in the appropriate asset class.

The Asset Allocation Series Portfolios are permitted to use a variety of hedging techniques to attempt to control stock market, interest rate and currency risks. Each of the Portfolios in the Asset Allocation Series may make loans of up to 50% of its total portfolio securities. Each of the Portfolios in the Asset Allocation Series may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. Each Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

Risk Factors. In addition to the risk factors associated with the securities in which the Portfolios in the Asset Allocation Series may invest, these Portfolios bear the risk that Alliance will not accurately assess and respond to changing market conditions. While Alliance has established the Committee to help it anticipate and respond positively to changes in market conditions, there can be no assurance that this goal will be achieved. Furthermore, these Portfolios may incur additional operating expenses during periods of frequently changing asset mix ranges.

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Conservative Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to high quality, publicly traded fixed income securities (including money market instruments and cash) and publicly traded common stocks and other equity securities of U.S. and non-U.S. issuers. All fixed income securities held by the Portfolio will be of investment grade. This means that they will be in one of the top four rating categories assigned by S&P or Moody's Investors Service, Inc. ("Moody's"). The Portfolio may invest in the types of equity securities in which the Alliance Common Stock Portfolio may invest, including convertible securities. No more than 15% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in investment grade fixed income securities, each having a duration, as determined by Alliance, that is less than that of a 10-year Treasury bond (the "Fixed Income Core"). Duration is a measure that relates the price volatility of a bond to changes in interest rates. The duration of a bond is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the case of mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1996, the duration of a 10-year Treasury bond was considered by Alliance to be 7.2 years.

The Portfolio is generally expected to hold approximately 70% of its assets in fixed income securities (including the Fixed Income Core) and 30% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 50%, but never more than 90%, of the Portfolio's total assets. The equity class will always comprise at least 10%, but never more than 50%, of the Portfolio's total assets.

ALLIANCE BALANCED PORTFOLIO--INVESTMENT POLICIES

The Alliance Balanced Portfolio attempts to achieve its objective by investing varying portions of its assets in publicly-traded equity and debt securities and money market instruments. The Alliance Balanced Portfolio attempts to achieve long-term growth of capital by investing in common stock and other equity-type instruments. It will try to achieve a competitive level of current income and capital appreciation through investments in publicly traded debt securities and a high level of current income through investments in money market instruments.

The portion of the Alliance Balanced Portfolio's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Although the Alliance Balanced Portfolio will seek to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon Alliance's ability to assess accurately and react to changing market conditions.

The Alliance Balanced Portfolio will at all times hold at least 25% of its assets in fixed income securities (including, for these purposes, that portion of the value of securities convertible into common stock which is attributable to the fixed income characteristics of those securities, as well as money market instruments). The Portfolio's equity securities will always comprise at least 25%, but never more than 75%, of the Portfolio's total assets. Consequently, the Portfolio will have "Core Holdings" of at least 25% fixed income securities and 25% equity securities. Over time, holdings by the Portfolio are currently expected to average approximately 50% in fixed income securities and approximately 50% in equity securities. Actual asset mixes will be adjusted in response to economic and credit market cycles.

The equity securities invested in by the Alliance Balanced Portfolio will consist of the types of securities in which the Alliance Common Stock Portfolio may invest. The money market securities will consist of the types of securities and credit quality in which the Alliance Money Market Portfolio may invest. The debt securities will consist principally of bonds, notes, debentures and equipment trust certificates. The Portfolio may also buy debt securities with equity features such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, rates or profits. These debt securities will principally be investment grade securities rated at least Baa by Moody's or BBB by S&P, or will be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. If such Baa or BBB debt securities held by the Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of them and may continue to hold them if Alliance considers them appropriate investments under the circumstances. In addition, the Alliance Balanced Portfolio may at times hold some of its assets in cash. The Portfolio may invest up to 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Balanced Portfolio may write covered call and put options and may purchase call and put options on all the types of securities in which it may invest, as well as securities indexes and foreign currencies. The Alliance Balanced Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GROWTH INVESTORS PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth Investors Portfolio attempts to achieve its investment objective by allocating varying portions of its assets to a number of asset classes. Equity investments will include both exchange-traded and over-the-counter common stocks and equity-type securities, which may include preferred stock and convertible securities, and may include securities issued by intermediate-and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. More risk is associated with investment in intermediate and small-sized companies because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate-and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies. Fixed income investments will include investment grade fixed income securities (including cash and money market instruments) as well as securities that have a high current yield and that are either rated in the lower categories by nationally recognized statistical rating organizations ("NRSROs") (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities"; and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31,

1996, approximately 19% of the Portfolio was invested in fixed income securities, all rated AAA or its equivalent. No more than 30% of the Portfolio's assets will be invested in securities of non-U.S. issuers. See "Investment Techniques--Foreign Securities and Currencies," below.

The Portfolio will at all times hold at least 40% of its assets in publicly traded common stocks and other equity securities of the type purchased by the Alliance Common Stock Portfolio (the "Equity Core"). The Portfolio is generally expected to hold approximately 70% of its assets in equity securities (including the Equity Core) and 30% in fixed income securities. Actual asset mixes will be adjusted in response to economic and credit market cycles. The fixed income asset class will always comprise at least 10%, but never more than 60%, of the Portfolio's total assets. The equity class will always comprise at least 40%, but never more than 90%, of the Portfolio's total assets.

THE EQUITY SERIES

ALLIANCE GROWTH AND INCOME PORTFOLIO--INVESTMENT POLICIES

The Alliance Growth and Income Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 Index and to achieve (in the long run) a rate of growth in portfolio income that exceeds the rate of inflation. The Alliance Growth and Income Portfolio will generally invest in common stocks of "blue chip" issuers, i.e., those (1) which have a total market capitalization of at least $1 billion, (2) which pay periodic dividends and (3) whose common stock is in the highest four issuer ratings for S&P (i.e., A+, A, A-or B+) or Moody's (i.e., High Grade, Investment Grade, Upper Medium Grade or Medium Grade) or, if unrated, is determined to be of comparable quality by Alliance. It is expected that on average the dividend rate of these issuers will exceed the average rate of issuers constituting the S&P 500 Index.

The Alliance Growth and Income Portfolio may invest without limit in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants. The Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P or determined by the Trust's investment adviser to be of comparable quality). Convertible securities normally provide a yield that is higher than that of the underlying stock but lower than that of a fixed income security without the convertible feature. Also, the price of a convertible security will normally vary to some degree with changes in the price of the underlying common stock, although in some market conditions the higher yield tends to make the convertible security less volatile than the underlying common stock. In addition, the price of a convertible security will also vary to some degree inversely with interest rates. For additional discussion of the risks associated with investment in lower-rated securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix B.

The Alliance Growth and Income Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

The Alliance Growth and Income Portfolio may write covered call and put options on securities and securities indexes for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indexes for hedging purposes. The Alliance Growth and Income Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

For temporary defensive purposes, the Alliance Growth and Income Portfolio may invest in certain money market instruments. See "Investment
Techniques--Certain Money Market Instruments," below.

ALLIANCE EQUITY INDEX PORTFOLIO--INVESTMENT POLICIES

The Alliance Equity Index Portfolio's investment objective is to seek a total return before expenses that approximates the total return of the S&P 500 Index (the "Index"), including reinvestment of dividends, at a risk level consistent with that of the Index. The Index is a widely publicized index that tracks 500 companies traded on the New York and American Stock Exchanges and in the over-the-counter market. It is weighted by market value so that each company's stock influences the Index in proportion to its market importance. While most issuers are among the 500 largest U.S. companies in terms of aggregate market value, some other stocks are included by S&P for purposes of diversification. The value of the Index may change over time due to a variety of factors, including economic factors and events affecting issuers included in the Index.

In managing the Alliance Equity Index Portfolio, the Trust's investment adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques. Rather, the investment adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the Index. The investment adviser will first select from the largest capitalization securities in the Index on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the Index because the Index is significantly influenced by a small number of securities. However, selecting securities on the basis of their capitalization alone would distort the Alliance Equity Index Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Alliance Equity Index Portfolio from that of the Index. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Alliance Equity Index Portfolio. The investment adviser also seeks to diversify the Alliance Equity Index Portfolio's assets with respect to market capitalization. As a result, the Alliance Equity Index Portfolio will include securities of smaller and medium-sized capitalization companies in the Index.

Although the modeling techniques are intended to produce a portfolio whose performance approximates that of the Index (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Alliance Equity Index Portfolio's investment results (before expenses) and the Index's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Alliance Equity Index Portfolio's investments and the Index.

Cash may be accumulated in the Alliance Equity Index Portfolio until it reaches approximately 1% of the value of the Alliance Equity Index Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Alliance Equity Index Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Also, adverse performance of a stock will ordinarily not result in its elimination from the Alliance Equity Index Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Alliance Equity Index Portfolio holds cash, the Alliance Equity Index Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts. See "Investment Techniques--Futures" and "Investment Techniques--Risk Factors in Options and Futures," below. The contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets.

The Alliance Equity Index Portfolio may seek to increase income by lending securities with a value of up to 50% of its total assets to brokers-dealers. See "Investment Techniques--Securities Lending," below.

ALLIANCE COMMON STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Common Stock Portfolio attempts to achieve its investment objective by investing primarily in common stocks and other equity-type securities that Alliance believes will share in the growth of the nation's economy over a long period.

Most of the time, the Alliance Common Stock Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts will be invested in stocks that are traded over-the-counter and in other equity-type securities (such as preferred stocks or convertible debt instruments). Current income is an incidental consideration. The Alliance Common Stock Portfolio generally will not invest more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below.

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1996, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

The Alliance Common Stock Portfolio may make temporary investments in money market instruments of the same type and credit quality as those in which the Alliance Money Market Portfolio may invest. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Common Stock Portfolio may write covered call and put options and may buy call and put options on individual common stocks and other equity-type securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

ALLIANCE GLOBAL PORTFOLIO--INVESTMENT POLICIES

The Alliance Global Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in established non-U.S. companies that, in the opinion of Alliance, have prospects for growth, as well as in securities issued by United States companies. These non-U.S. companies may have operations in the United States, in their country of incorporation or in other countries. The Alliance Global Portfolio intends to diversify investments among several countries and to have represented in the Portfolio business activities in not less than three different countries (including the United States). For temporary or defensive purposes, the Alliance Global Portfolio may at times invest substantially all of its assets in securities issued by U.S. companies or in cash or cash equivalents, including money market instruments issued by foreign entities.

The Alliance Global Portfolio may invest in any type of security including, but not limited to, shares, preferred or common, as well as shares of mutual funds which invest in foreign securities, bonds and other evidences of indebtedness, and other securities of issuers wherever organized and governments and their political subdivisions. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance Global Portfolio intends under normal conditions to invest in equity securities. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Global Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Alliance Global Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Options," "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.

ALLIANCE INTERNATIONAL PORTFOLIO--INVESTMENT POLICIES

The Alliance International Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that, in the opinion of Alliance, have prospects for growth. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries. The Alliance International Portfolio intends to have represented in the Portfolio business activities in not less than three different countries and may invest anywhere in the world, including Europe, Canada, Australia, Asia, Latin America and Africa. The Alliance International Portfolio may purchase securities of developing countries, which include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa. The Alliance International Portfolio intends to diversify investments among several countries, although for temporary defensive purposes, the Alliance International Portfolio may at times invest substantially all of its assets in securities issued by a single major developed country (e.g., the United States) or in cash or cash equivalents, including money market instruments issued by that country.

The Alliance International Portfolio may invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. The Alliance International Portfolio may also establish and maintain temporary cash balances in U.S. and foreign short-term high-grade money market instruments for defensive purposes or to take advantage of buying opportunities. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Alliance International Portfolio intends under normal market conditions to invest primarily in equity securities. The Alliance International Portfolio may make loans of up to 50% of its portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance International Portfolio may write covered call and put options and may purchase call and put options on individual equity securities, securities indexes, and foreign currencies. See "Investment Techniques--Options," below. The Alliance International Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Risk Factors. For a discussion of the risks associated with investments in foreign securities, see "Investment Techniques--Foreign Securities and Currencies," below.

ALLIANCE AGGRESSIVE STOCK PORTFOLIO--INVESTMENT POLICIES

The Alliance Aggressive Stock Portfolio attempts to achieve its objective by investing primarily in common stocks and other equity-type securities issued by intermediate-and small-sized companies that, in the opinion of Alliance, have favorable growth prospects. The Alliance Aggressive Stock Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

If, in light of economic conditions, it appears that the Alliance Aggressive Stock Portfolio's objective will not be achieved primarily through investments in common stocks, the Portfolio may also invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and protective options. Under certain market conditions, the Alliance Aggressive Stock Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Aggressive Stock Portfolio may invest no more than 20% of its total assets in foreign securities. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Aggressive Stock Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Aggressive Stock Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures" and "Risk Factors in Options and Futures," below.

Risk Factors. More risk is associated with investment in intermediate-and small-sized companies, because they are often dependent on limited product lines, financial resources or management groups. They may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Intermediate-and small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger more established companies.

ALLIANCE SMALL CAP GROWTH PORTFOLIO--INVESTMENT POLICIES

The Alliance Small Cap Growth Portfolio will pursue its objective by investing primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Alliance Small Cap Growth Portfolio may also invest a portion of its assets in securities of companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations and less widely known companies.

The Alliance Small Cap Growth Portfolio may also invest in equity-type securities other than common stocks (such as preferred stocks and convertible debt instruments) and in protective options if it is Alliance's judgment that, in light of economic conditions, such investments offer the Alliance Small Cap Growth Portfolio better prospects for achieving its objective. Under certain market conditions, the Small Cap Growth Portfolio may also invest in corporate fixed income securities, which will generally be investment grade, or invest part of its assets in cash or cash equivalents for liquidity or defensive purposes, including money market instruments rated at least Prime-1 by Moody's or A-1 by S&P. The Alliance Small Cap Growth Portfolio will not invest more than 20% of its net asset value, measured at the time of investment, in securities principally traded on foreign securities markets (other than commercial paper). See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Small Cap Growth Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below. The Alliance Small Cap Growth Portfolio may write covered call options and may purchase call and put options on individual equity securities, securities indexes and foreign currencies. The Alliance Small Cap Growth Portfolio may also purchase and sell stock index and foreign currency futures contracts and options thereon. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," "Investment Techniques--Options," "Investment Techniques--Futures," and "Investment Techniques--Risk Factors in Options and Futures," below.

Under current SEC guidelines, for so long as the Portfolio has the words "Small Cap" in its name, it is required, under normal market conditions, to invest at least 65% of its total assets in securities of smaller capitalization companies (currently considered by Alliance to mean companies with market capitalization at or below $2 billion).

Risk Factors. More risk is associated with investment in small-sized companies, because they tend to be often dependent on limited product lines, financial resources or management groups. They tend to be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, and may trade infrequently or in limited volume. The prices of these stocks often fluctuate more than those of larger, more established companies.

THE FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO--INVESTMENT POLICIES

The Alliance Money Market Portfolio attempts to achieve its objective by investing primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The instruments in which the Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by (a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation ("FDIC") in the case of banks, or insured by the FDIC, in the case of savings and loan associations or (b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either commercial paper rated at least A-1 by S&P or Prime-1 by Moody's or long term debt rated at least AA by S&P or Aa by Moody's; (3) commercial paper (rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody's) and participation interests in loans extended by banks to such companies; (4) mortgage-backed securities and asset-backed securities; (5) corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody's, as well as corporate debt obligations rated at least A by S&P or Moody's, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;
(6) floating rate or master demand notes; and (7) repurchase agreements covering securities issued or guaranteed by the U.S. Government (see "Investment Techniques--Repurchase Agreements," below). Time deposits with maturities greater than seven days are considered to be illiquid securities.

Investments by the Alliance Money Market Portfolio are limited to those which present minimal credit risk. If a security held by the Alliance Money Market Portfolio is no longer deemed to present minimal credit risk, the Alliance Money Market Portfolio will dispose of the security as soon as practicable unless the Trustees determine that such action would not be in the best interest of the Portfolio. Purchases of securities that are unrated must be ratified by the Trustees of the Trust. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Alliance Money Market Portfolio may invest up to 20% of its total assets in U.S. dollar-denominated foreign money market instruments. See "Investment Techniques--Foreign Securities and Currencies," below. The Portfolio may make secured loans of up to 50% of its total portfolio securities. See "Investment Techniques--Securities Lending," below.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO--INVESTMENT POLICIES

The Alliance Intermediate Government Securities Portfolio attempts to achieve its investment objective by investing primarily in debt securities issued or guaranteed as to the timely payment of principal and interest by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government Securities"). The Alliance Intermediate Government Securities Portfolio may also invest in repurchase agreements and forward commitments related to U.S. Government Securities. The Portfolio may seek to enhance its current return and may seek to hedge against changes in interest rates by engaging in transactions involving related options, futures and options on futures.

The Alliance Intermediate Government Securities Portfolio expects that under normal market conditions it will invest at least 80% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities. U.S. Government Securities include, without limitation, the following:

  o U.S. Treasury Bills--Direct obligations of the U.S. Treasury which are issued in maturities of one year or less. No interest is paid on Treasury Bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

  o U.S. Treasury Notes--Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

  o U.S. Treasury Bonds--These direct obligations of the U.S. Treasury are issued in maturities more than ten years from the date of issue, with interest payable every six months. They are backed by the full faith and credit of the U.S. Government.

  o "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

  o "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not backed by the full faith and credit of the U.S. Government.

  o "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates ("PCs") which represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

  o Governmental Collateralized Mortgage Obligations--These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. See "Other Investments," below.

  o "Sallie Maes"--The Student Loan Marketing Association ("SLMA") is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

The Portfolio may also invest in "zero coupon" U.S. Government Securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government Securities and coupons. These securities tend to be more volatile than other types of U.S. Government Securities.

Guarantees of the Portfolio's securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal at maturity and interest when due on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Alliance Intermediate Government Securities Portfolio's shares.

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1996, the duration of a 10-year Treasury bond was considered by Alliance to be 7.2 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

It is a fundamental policy of the Alliance Intermediate Government Securities Portfolio that under normal market conditions it will invest at least 65% of its total assets in U.S. Government Securities and repurchase agreements and forward commitments relating to U.S. Government Securities.

Other Investments. The Alliance Intermediate Government Securities Portfolio may also purchase collateralized mortgage obligations ("CMOs") issued by non-governmental issuers and securities issued by a real estate mortgage investment conduits ("REMICs"). See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Alliance Intermediate Government Securities Portfolio will purchase only CMOs only if they collateralized by U.S. Government Securities. However, CMOs issued by entities other than U.S. Government agencies or instrumentalities and securities issued by REMICs are not considered U.S. Government Securities for purposes of the investment policies of the Alliance Intermediate Government Securities Portfolio even though the CMOs may be collateralized by U.S. Government Securities. Such securities will generally be investment grade. In the event such securities fall below investment grade, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is appropriate under the circumstances.

In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write call and put options on U.S. Government Securities which are "covered" as described herein and may purchase call and put options on U.S. Government Securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government Securities, and may write and purchase options thereon. See "Investment Techniques--Options" and "Investment Techniques--Futures," below.

The Portfolio may also enter into forward commitments for the purchase of U.S. Government Securities, purchase such securities on a when-issued or delayed delivery basis, make secured loans of its portfolio securities without limitation and enter into repurchase agreements with respect to U.S. Government Securities with commercial banks and registered broker-dealers. See "Investment Techniques--Forward Commitments and When-Issued and Delayed Delivery Securities," below.

The Portfolio may make short sales involving either securities retained in the Portfolio's portfolio or securities which the Portfolio has the absolute right to acquire without additional consideration.

Special Considerations. U.S. Government Securities are considered among the safest of fixed income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. As with other mutual funds, the value of the Portfolio's shares will fluctuate with the value of its investments. The value of the Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of U.S. Government Securities generally rise. Conversely, during periods of rising interest rates, the values of U.S. Government Securities generally decline. In an effort to preserve the capital of the Portfolio when interest rates are generally rising, the investment adviser may shorten the average maturity of the U.S. Government Securities in the Portfolio's portfolio. Because the principal values of U.S. Government Securities with shorter maturities are less affected by rising interest rates, a portfolio with a shorter average maturity will generally diminish less in value during such periods than a portfolio of longer average maturity. Because U.S. Government Securities with shorter maturities generally have a lower yield to maturity, however, the Portfolio's current return based on its net asset value will generally be lower as a result of such action than it would have been had such action not been taken. Ginnie Maes and other mortgage-backed or mortgage-related securities in which the Portfolio invests may not be an effective means of "locking in" favorable long-term interest rates since the Portfolio must reinvest scheduled and unscheduled principal payments relating to such securities. At the time principal payments or prepayments are received by the Portfolio and reinvested, prevailing interest rates may be higher or lower than the Portfolio's current yield.

At times when the Portfolio has written call options, its ability to profit from declining interest rates will be limited. Any resulting appreciation in the value of the Portfolio would likely be partially or wholly offset by the losses on call options written by the Portfolio. The termination of option positions under such conditions would result in the realization of capital losses, which would reduce the amounts available for distribution to shareholders.

ALLIANCE QUALITY BOND PORTFOLIO--INVESTMENT POLICIES

The Alliance Quality Bond Portfolio expects to invest in readily marketable securities with relatively attractive yields, but which do not, in the opinion of Alliance, involve undue risk of loss of capital. The

Alliance Quality Bond Portfolio will follow a policy of investing at least 65% of its total assets in securities which are rated at the time of purchase at least Baa by Moody's or BBB by S&P, or in unrated fixed income securities determined by Alliance to be of comparable quality. In the event that the credit rating of a security held by the Alliance Quality Bond Portfolio falls below investment grade (or, in the case of unrated securities, Alliance determines that the quality of such security has deteriorated below investment grade), the Alliance Quality Bond Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of Alliance, such investment is appropriate in the circumstances. The Alliance Quality Bond Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody's and S&P). For more information concerning the bond ratings assigned by Moody's and S&P, see Appendix B.

The Alliance Quality Bond Portfolio has complete flexibility as to the types of securities in which it will invest and the relative proportions thereof, and the Alliance Quality Bond Portfolio plans to vary the proportions of its holdings of long-and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect Alliance's assessment of prospective cyclical changes even if such action may adversely affect current income.

The Alliance Quality Bond Portfolio may invest in foreign securities. The Alliance Quality Bond Portfolio will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. See "Investment Techniques--Foreign Securities and Currencies," below. The Alliance Quality Bond Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes. See "Investment Techniques--Forward Foreign Currency Exchange Contracts," below.

For temporary defensive purposes, the Alliance Quality Bond Portfolio may invest in certain money market instruments. See "Investment
Techniques--Certain Money Market Instruments," below.

The Alliance Quality Bond Portfolio may purchase put and call options and write covered put and call options on securities it may purchase. The Alliance Quality Bond Portfolio also intends to write covered call options for cross-hedging purposes. A call option is for cross-hedging purposes if it is designed to provide a hedge against a decline in value of another security which the Portfolio owns or has the right to acquire. See "Investment Techniques--Options," below.

Interest Rate Transactions. The Alliance Quality Bond Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Alliance Quality Bond Portfolio may also enter into these transactions to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Alliance Quality Bond Portfolio intends to use these transactions as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Alliance Quality Bond Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Alliance Quality Bond Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such swaps, caps and floors on a net basis, i.e., the two payment streams are netted out, with the Alliance Quality Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Alliance Quality Bond Portfolio's obligations over its entitlements with respect to each interest rate swap, cap or floor will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the custodian. The Alliance Quality

Bond Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Alliance Quality Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Caps and floors are relatively recent innovations which may be illiquid.

Zero Coupon Securities. To the extent consistent with its investment objective, the Alliance Quality Bond Portfolio may invest in "zero coupon" securities, which are debt securities that have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Alliance Quality Bond Portfolio may also invest in "pay-in-kind" debentures (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

The Alliance Quality Bond Portfolio may invest in collateralized mortgage obligations or CMOs. See "Investment Techniques--Mortgage-Backed and Asset-Backed Securities," below. The Portfolio may purchase and sell interest rate futures contracts and options thereon and may make loans of securities with a value of up to 50% of its total assets. See "Investment Techniques--Futures," "Investment Techniques--Risk Factors in Options and Futures" and "Investment Techniques--Securities Lending," below.

ALLIANCE HIGH YIELD PORTFOLIO--INVESTMENT POLICIES

The Alliance High Yield Portfolio attempts to achieve its objective by investing primarily in a diversified mix of high yield, fixed income securities, which generally involve greater volatility of price and risk of principal and income than high quality fixed income securities.

Ordinarily, the Portfolio will invest a portion of its assets in fixed income securities which have a high current yield and that are either rated in the lower categories of NRSROs (i.e., rated Baa or lower by Moody's or BBB or lower by S&P) or are unrated. The Portfolio may also make temporary investments in money market instruments of the same type as the Alliance Money Market Portfolio. The Portfolio will not invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 or B-or their equivalents by one NRSRO or if unrated are of equivalent quality as determined by Alliance, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 or B-or their equivalents by an NRSRO or if unrated is of equivalent quality as determined by Alliance; however, this restriction will not apply to (i) fixed income securities which, in the opinion of Alliance, have similar characteristics to securities which are rated B3 or higher by Moody's or B-or higher by S&P, or (ii) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of Alliance, has similar characteristics to securities which are so rated. See Appendix B, "Description of Bond Ratings," for a description of each rating category. In the event that any securities held by the Alliance High Yield Portfolio fall below those ratings, the Portfolio will not be obligated to dispose of such securities and may continue to hold such securities if, in the opinion of Alliance, such investment is considered appropriate under the circumstances.

For the fiscal year ended December 31, 1996, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 0% in securities rated AAA or its equivalent, 13.4% in securities rated BB or its equivalent and 58.6% in securities rated B or its equivalent. Of these securities, 89.8% were rated by an NRSRO and 10.2% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.

The Portfolio may also invest in fixed income securities which are providing high current yields because of risks other than credit, such as prepayment risks, in the case of mortgage-backed securities, or currency risks, in the case of non-U.S. dollar denominated foreign securities. The Portfolio may also be invested in common stocks and other equity-type securities (such as convertible debt securities). See "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below.

The Alliance High Yield Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Substantially all of the Portfolio's investments will be income producing. The Portfolio will use various strategies in attempting to achieve its objective. The Portfolio may make secured loans of its portfolio securities without limitation. See "Investment Techniques--Securities Lending," below. In order to enhance its current return and to reduce fluctuations in net asset value, the Portfolio may write covered call and put options and may purchase call and put options on individual fixed income securities, securities indexes and foreign currencies. The Portfolio may also purchase and sell stock index, interest rate and foreign currency futures contracts and options thereon. See "Investment Techniques--Options," "Investment Techniques--Futures," and "Risk Factors in Options and Futures," below.

INVESTMENT TECHNIQUES

The Portfolios have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. All of the Portfolios, other than the Alliance Equity Index Portfolio, may make investments in repurchase agreements, and all of the Portfolios may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolios, other than the Alliance Money Market and the Alliance Equity Index Portfolios, may write (i.e., sell) covered put and call options and buy put and call options on securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may also write covered put and call options and buy put and call options on foreign currencies. The Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income and Alliance Equity Index Portfolios may buy and sell exchange-traded financial futures contracts, and options thereon. A brief description of certain of these investment instruments and their risks appears below. More detailed information is to be found in the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The Portfolios, other than the Alliance Equity Index Portfolio, may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions and other lenders that are assembled into pools, that are (i) issued by an agency of the U.S. Government (such as GNMA) whose securities are guaranteed by the U.S. Treasury, (ii) issued by an instrumentality of the U.S. Government (such as FNMA) whose securities are supported by the instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, though not backed by the full faith and credit of the U.S. Government itself, or (iii) collateralized by U.S. Treasury obligations or U.S. Government agency securities. Interests in such pools are described in this prospectus as mortgage-backed securities. The Portfolios, other than the Equity Index Portfolio, may invest in (i) mortgage-backed securities, including GNMA, FNMA and FHLMC certificates, (ii) CMOs that are issued by non-governmental entities and collateralized by U.S. Treasury obligations or by U.S. Government agency or instrumentality securities, (iii) REMICs and (iv) other asset-backed securities. Other asset-backed securities (unrelated to mortgage loans) may include securities such as certificates for automobile receivables ("CARS") and credit card receivable securities ("CARDS") as well as other asset-backed securities that may be developed in the future.

The rate of return on mortgage-backed securities, such as GNMA, FNMA and FHLMC certificates and CMOs, and, to a lesser extent, asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to predict with certainty the average life of a particular mortgage pool or pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities and, to a lesser extent, asset-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages or pool of loans or receivables.

The fixed rate mortgage-backed and asset-backed securities in which the Alliance Money Market Portfolio invests will have remaining maturities of less than one year. The Portfolios may also invest in floating or variable rate mortgage-backed and asset-backed securities on the same terms as they may invest in floating or variable rate notes, described below under "Certain Money Market Instruments."

CERTAIN MONEY MARKET INSTRUMENTS

All of the Portfolios may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances, bank notes and other short-term debt obligations issued by commercial banks or savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions.

The Portfolios, other than the Alliance Equity Index Portfolio, may also invest in commercial paper, meaning short-term, unsecured promissory notes issued by corporations to finance their short-term credit needs. In addition, these Portfolios may invest in variable or floating rate notes. Variable and floating rate notes provide for automatic establishment of a new interest rate at fixed periodic intervals (e.g., daily or monthly) or whenever some specified interest rate changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to some other objective measure such as the U.S. Treasury bill rate. Many floating rate notes have put or demand features which allow the holder to put the note back to the issuer or the broker who sold it at certain specified times and upon notice. Floating rate notes without such a put or demand feature, or in which the notice period is greater than seven days, may be considered illiquid securities.

FIXED INCOME SECURITIES

Fixed income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers (such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper, mortgage-backed securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participation based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

RISK FACTORS OF LOWER RATED FIXED INCOME SECURITIES

Fixed income investments that have a high current yield and that are either rated in the lower categories by NRSROs (i.e., Baa or lower by Moody's or BBB or lower by S&P) or are unrated but of comparable quality are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in medium and lower quality bonds involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on Alliance's analysis than would be the case if that Portfolio were investing in higher quality bonds. Medium and lower quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high yield bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals or obtain additional financing. In addition, the secondary trading market for medium and lower quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Portfolio to value accurately certain portfolio securities. Further, as with many corporate bonds (including investment grade issues), there is the risk that certain high yield bonds containing redemption or call provisions may be called by the issuers of such bonds in a declining interest rate market, and the relevant Portfolio would then have to replace such called bonds with lower yielding bonds, thereby decreasing the net investment income to the Portfolio. Prepayment of mortgages underlying mortgage-backed securities, even though these securities will generally be rated in the higher categories of NRSROs, may also reduce their current yield and total return. However, Alliance intends to invest in these securities only when the potential benefits to a Portfolio are deemed to outweigh the risks.

REPURCHASE AGREEMENTS

In repurchase agreements, a Portfolio buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement, the Portfolio's custodian retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Portfolio's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The creditworthiness of sellers is determined by Alliance, subject to the direction of and review by the Board of Trustees. Such transactions afford an opportunity for the Portfolio to earn a fixed rate of return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement if as a result more than 15% (10% in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

LOAN ASSIGNMENTS AND PARTICIPATIONS

The Alliance High Yield Portfolio may invest in participations and assignments of loans to corporate, governmental, or other borrowers originally made by institutional lenders or lending syndicates. These investments are subject to the same risks associated with fixed income securities generally. For example, loans to foreign governments will involve a risk that the governmental entities responsible for the repayment of the loan may be unable, or unwilling, to pay interest and repay principal when due. In addition, loan participations and assignments are often not rated and may also be less liquid than other debt interests.

Even if the loans are secured, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Also, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement, and the Portfolio will generally have to rely on the agent to apply appropriate credit remedies against a borrower. Consequently, loan participations may also be adversely affected by the insolvency of the lending bank or other intermediary.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase and sell securities on a when-issued or delayed delivery basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the market value of such securities may be more or less than the purchase price payable at settlement. No payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction. When a Portfolio engages in forward commitments or when-issued or delayed delivery transactions, the Portfolio relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining an advantageous price or yield. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within four months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date. The Portfolio's custodian will maintain, in a segregated account of the Portfolio, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold under a forward commitment or on a delayed delivery basis. A Portfolio will sell on a forward settlement basis only securities it owns or has the right to acquire.

OPTIONS

The Portfolios, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered put and call options and buy put and call options, including options relating to individual securities and securities indexes. The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may also write covered put and call options and buy put and call options on foreign currencies.

A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option on a security will be considered covered, for example, if the Portfolio holds the security upon which the option is written. The Portfolios may write call options on securities or securities indexes for the purpose of increasing their return or to provide a partial hedge against a decline in the value of their portfolio securities or both. The Portfolios may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the option is exercised, the Portfolio will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received. Each of the Portfolios noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Portfolio wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Portfolio may be able to offset the resulting adverse effect on the Portfolio by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Portfolio. See "Risk Factors in Options and Futures," below.

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.

In instances in which a Portfolio has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid securities only the amount equal to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

The Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

FUTURES

The Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Balanced and Alliance Quality Bond Portfolios may each purchase and sell futures contracts and related options on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, each Portfolio listed above (except the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios) as well as the Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth and Alliance Growth and Income Portfolios may purchase and sell stock index futures contracts and related options to hedge the equity portion of its assets or equity assets it intends to acquire with regard to market risk (as distinguished from stock-specific risk). In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. As described below under "Foreign Securities and Currencies," the Alliance High Yield, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Growth Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Quality Bond and Alliance Growth and Income Portfolios may each enter into futures contracts and related options on foreign currencies in order to limit its exchange rate risk. All futures contracts and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). All of the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options without limitation, except as noted below. Pursuant to regulations of the CFTC which provide an exemption from registration as a commodity pool operator, a Portfolio will not purchase or sell futures contracts or options on futures contracts unless either (i) the futures contracts or options thereon are for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) the sum of amounts of initial margin deposits and premiums required to establish non-hedging positions would not exceed 5% of the Portfolio's liquidation value. In addition, the contract value of futures contracts purchased by the Alliance Equity Index Portfolio plus the contract value of futures contracts underlying call options purchased by the Alliance Equity Index Portfolio will not exceed 20% of the Alliance Equity Index Portfolio's total assets. When a Portfolio purchases or sells a futures contract or writes a put or call option on a futures contract, the Portfolio will segregate with its custodian liquid assets (less any related margin deposits) equal to the cost of the futures contract it intends to sell or purchase to insure that such futures positions are not leveraged, or may otherwise cover such positions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

All the Portfolios, except the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract.

Generally, such forward contracts will be for a period of less than three months. The Portfolios will enter into forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the U.S. dollar value of securities denominated in a foreign currency or protecting the U.S. dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges.

RISK FACTORS IN OPTIONS AND FUTURES

To the extent a hedging transaction is effective, it will protect the value of the securities or currencies which are hedged but may reduce or eliminate the potential for gain. The effectiveness of a hedge depends, among other things, on the correlation between the price movements of the hedging vehicle and the hedged items, but these correlations generally are imperfect. A hedging transaction may produce a loss as a result of such imperfect correlations or for other reasons. The risks of trading futures contracts also include the risks of inability to effect closing transactions or to do so at favorable prices; consequently, losses from investing in futures contracts are potentially unlimited. The risks of option trading include possible loss of the entire premium on purchased options and inability to effect closing transactions at favorable prices. The extent to which a Portfolio can benefit from investments involving options and futures contracts may also be limited by various tax rules. Favorable results from options and futures transactions may depend on the investment adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

FOREIGN SECURITIES AND CURRENCIES

All of the Portfolios, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Investments in foreign securities may involve a higher degree of risk because of limited publicly available information, non-uniform accounting, auditing and financial standards, reduced levels of government regulation of foreign securities markets, difficulties and delays in transaction settlements, lower liquidity and greater volatility, withholding or confiscatory taxes, changes in currency exchange rates, currency exchange control regulations and restrictions on and the costs associated with the exchange of currencies and expropriation, nationalization or other adverse political or economic developments. It may also be more difficult to obtain and enforce a judgment against a foreign issuer or enterprise and there may be difficulties in effecting the repatriation of capital invested abroad. In addition, banking, securities and other business operations abroad may not be subject to regulation as rigorous as that applicable to similar activities in the United States. Further, there may be restrictions on foreign investment in some countries. Special tax considerations apply to foreign securities, and foreign brokerage commissions and other fees are generally higher than in the United States.

The Portfolios may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities.

SECURITIES LENDING

For purposes of realizing additional income, each Portfolio may lend securities with a value of up to 50% of its total assets to broker-dealers approved by the Board of Trustees. In addition, the Alliance High Yield and Alliance Intermediate Government Securities Portfolios may each make secured loans of its portfolio securities without restriction. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by Alliance to be of good standing and will not be made unless, in the judgment of Alliance, the consideration to be earned from such loans would justify the risk.

PORTFOLIO TURNOVER

Portfolio turnover rates are set forth under "Financial Highlights." These rates of portfolio turnover may be greater than those of most other investment companies. A high rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Portfolio.

CERTAIN INVESTMENT RESTRICTIONS

The following restrictions apply to all of the Portfolios, unless otherwise stated, and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders. Additional investment restrictions appear in the SAI.

The Alliance High Yield and Alliance Intermediate Government Securities Portfolios may make secured loans of portfolio securities or cash without limitation. None of the other Portfolios will make loans, except that each such Portfolio may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper or publicly traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's total assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry for purposes of this restriction.

Each Portfolio intends to be "diversified," as that term is defined under applicable federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities.

As a matter of operating policy, except as noted below, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets, at the time of acquisition, in the securities of any one issuer, other than obligations of the U.S. Government, its agencies and instrumentalities. However, the Alliance Money Market Portfolio may invest up to 25% of the value of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) of a single issuer for a period of up to three business days after the purchase of such securities. The Alliance Money Market Portfolio will also not (i) invest more than 5% of the value of its total assets, at time of acquisition, in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) or (ii) invest more than the greater of 1% of the value of the Portfolio's total assets or $1,000,000, at the time of acquisition, in Second Tier Securities of a single issuer.

MANAGEMENT OF THE TRUST
THE BOARD OF TRUSTEES

The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust and By-laws.

THE INVESTMENT ADVISER

Alliance, the main office of which is located at 1345 Avenue of the Americas, New York, New York 10105, serves as investment adviser to the Trust pursuant to an investment advisory agreement, relating to each of the Portfolios, between the Trust and Alliance. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable.

Alliance is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Alliance, a leading international investment adviser, acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Alliance also provides investment advisory and management services to other investment companies and to endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance manages the day-to-day investment operations of the Trust and exercises responsibility for the investment and reinvestment of the Trust's assets. Alliance provides, without charge, personnel to the Trust to render such clerical, administrative and other services, other than investor services or accounting services, as the Trust may request.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:

                                                  FIRST            NEXT           NEXT           NEXT
                                               $750 MILLION    $750 MILLION    $1 BILLION    $2.5 BILLION    THEREAFTER
                                             --------------  --------------  ------------  --------------  ------------
Alliance International......................      0.900%          0.825%         0.800%         0.780%         0.770%
Alliance Global.............................      0.675%          0.600%         0.550%         0.530%         0.520%
Alliance Aggressive Stock...................      0.625%          0.575%         0.525%         0.500%         0.475%
Alliance Common Stock.......................      0.475%          0.425%         0.375%         0.355%         0.345%*
Alliance Growth and Income..................      0.550%          0.525%         0.500%         0.480%         0.470%
Alliance Small Cap Growth...................      0.900%          0.850%         0.825%         0.800%         0.775%
Alliance Growth Investors...................      0.550%          0.500%         0.450%         0.425%         0.400%
Alliance Balanced...........................      0.450%          0.400%         0.350%         0.325%         0.300%
Alliance Conservative Investors.............      0.475%          0.425%         0.375%         0.350%         0.325%
Alliance High Yield.........................      0.600%          0.575%         0.550%         0.530%         0.520%
Alliance Quality Bond.......................      0.525%          0.500%         0.475%         0.455%         0.445%
Alliance Intermediate Government
 Securities.................................      0.500%          0.475%         0.450%         0.430%         0.420%
Alliance Equity Index.......................      0.325%          0.300%         0.275%         0.255%         0.245%
Alliance Money Market.......................      0.350%          0.325%         0.300%         0.280%         0.270%

* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES

ALLIANCE CONSERVATIVE INVESTORS, ALLIANCE BALANCED AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

Robert G. Heisterberg has been the person principally responsible for the Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios' investment programs since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

THE EQUITY SERIES

ALLIANCE GROWTH AND INCOME PORTFOLIO

Paul Rissman and W. Theodore Kuck have been the persons principally responsible for the Alliance Growth and Income Portfolio's investment program, Mr. Rissman since February 12, 1996 and Mr. Kuck since the Portfolio's inception. Mr. Rissman, a Vice President of Alliance, has been associated with Alliance since 1989. Mr. Kuck, a Vice President of Alliance, has been associated with Alliance since 1971.*

ALLIANCE EQUITY INDEX PORTFOLIO

Judith A. Maglio has been the person principally responsible for the Alliance Equity Index Portfolio's investment program since its inception. Ms. Maglio, a Vice President of Alliance, has been associated with Alliance since 1970.

ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*

ALLIANCE GLOBAL AND ALLIANCE INTERNATIONAL PORTFOLIOS

Ronald L. Simcoe has been the person principally responsible for the Alliance Global Portfolio's investment program since 1988 and the Alliance
International Portfolio's investment program since its inception. Mr. Simcoe, a Vice President of Alliance, has been associated with Alliance since 1978.*

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Vice President of Alliance, has been associated with Alliance since 1988.*

ALLIANCE SMALL CAP GROWTH PORTFOLIO

Michael F. Gaffney has been the person principally responsible for the Alliance Small Cap Growth Portfolio's investment program since its inception. Mr. Gaffney, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*

THE FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Vice President of Alliance, has been associated with Alliance since 1990.*

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE QUALITY BOND PORTFOLIO

Matthew Bloom has been the person principally responsible for the Alliance Quality Bond Portfolio's investment program since 1995. Mr. Bloom, a Vice President of Alliance, has been associated with Alliance since 1989.

ALLIANCE HIGH YIELD PORTFOLIO

Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Vice President of Alliance, has been associated with Alliance since 1987.*

-----------------

* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

THE TRUST'S EXPENSES


The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for Class IA shares the year ended December 31, 1996 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1996 and (ii) estimated accounting expenses for the year ended December 31, 1997. No information has been provided with respect to Alliance Small Cap Growth Portfolio because such Portfolio has not yet completed its first fiscal year.



                                                                       ALLIANCE
                               ALLIANCE                   ALLIANCE      GROWTH      ALLIANCE     ALLIANCE
                             CONSERVATIVE    ALLIANCE      GROWTH         AND        EQUITY       COMMON
                              INVESTORS      BALANCED     INVESTORS     INCOME        INDEX        STOCK
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------  --------------  -----------  -----------  -----------  -----------  -----------
Investment Advisory Fees         0.48%         0.42%        0.53%        0.55%        0.33%        0.38%
12b-1 Fees ...............       0.25%         0.25%        0.25%        0.25%        0.25%        0.25%
Other Expenses ...........       0.07%         0.05%        0.06%        0.05%        0.05%        0.03%
                           --------------  -----------  -----------  -----------  -----------  -----------
Total Expenses ...........       0.80%         0.72%        0.84%        0.85%        0.63%        0.66%
                           ==============  ===========  ===========  ===========  ===========  ===========



                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.65%        0.55%        0.35%         0.50%         0.53%       0.60%          0.90%
12b-1 Fees .........     0.25%        0.25%        0.25%         0.25%         0.25%       0.25%          0.25%
Other Expenses .....     0.08%        0.03%        0.04%         0.09%         0.05%       0.06%          0.18%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.98%        0.83%        0.64%         0.84%         0.83%       0.91%          1.33%
                     =========== ============  =========== ==============  =========== ===========  ===============

Actual investment advisory fees, other expenses and total expenses for the period ended December 31, 1996 were as follows:



                                                                       ALLIANCE
                               ALLIANCE                   ALLIANCE      GROWTH      ALLIANCE     ALLIANCE
                             CONSERVATIVE    ALLIANCE      GROWTH         AND        EQUITY       COMMON
                              INVESTORS      BALANCED     INVESTORS     INCOME        INDEX        STOCK
TYPE OF EXPENSE               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------  --------------  -----------  -----------  -----------  -----------  -----------
Investment Advisory Fees         0.55%         0.37%        0.52%        0.55%        0.35%        0.36%
12b-1 Fees ...............       0.25%         0.25%        0.25%        0.25%        0.25%        0.25%
Other Expenses ...........       0.06%         0.04%        0.05%        0.03%        0.04%        0.02%
                           --------------  -----------  -----------  -----------  -----------  -----------
Total Expenses ...........       0.86%         0.66%        0.82%        0.83%        0.64%        0.63%
                           ==============  ===========  ===========  ===========  ===========  ===========



                                                               ALLIANCE
                                    ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE    ALLIANCE
                       ALLIANCE    AGGRESSIVE     MONEY       GOVERNMENT     QUALITY       HIGH         ALLIANCE
                        GLOBAL       STOCK        MARKET      SECURITIES       BOND        YIELD     INTERNATIONAL
TYPE OF EXPENSE       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
-------------------  ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Investment Advisory
 Fees ..............     0.53%        0.46%        0.40%         0.50%         0.55%       0.55%          0.90%
12b-1 Fees .........     0.25%        0.25%        0.25%         0.25%         0.25%       0.25%          0.25%
Other Expenses .....     0.07%        0.02%        0.03%         0.06%         0.04%       0.04%          0.16%
                     ----------- ------------  ----------- --------------  ----------- -----------  ---------------
Total Expenses .....     0.85%        0.73%        0.68%         0.81%         0.84%       0.84%          1.31%
                     =========== ============  =========== ==============  =========== ===========  ===============


TRANSACTIONS WITH AFFILIATES

In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the Investment Company Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commissions it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by an SEC rule, in a public offering in which DLJ or an affiliate is an underwriter.

DESCRIPTION OF THE TRUST'S SHARES

CHARACTERISTICS

The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest, without par value. The Trust is divided into fourteen portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional Portfolios and additional classes of shares. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio vote together on any matter, except to the extent otherwise required by the Investment Company Act, or when the Board of Trustees of the Trust have determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the Investment Company Act, or any successor rule, and in the Trust's Agreement and Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

Under the Trust's multi-class system, shares of each class of a Portfolio represent equal pro rata interests in the assets of that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its "Class Expenses"; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments to the Distributor pursuant to the Distribution Plan for Class IB shares.


PURCHASE AND REDEMPTION

Class IB shares are offered at net asset value and are subject to distribution fees under the Distribution Plan. The price at which a purchase is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in the Trust. Net asset value per share is calculated for purchase and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Portfolio outstanding. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Values are not calculated on national business holidays.

The Trust has a distribution agreement for its Class IB shares with Equitable Distributors, Inc. (the "Distributor"), a Delaware corporation and an indirect, wholly-owned subsidiary of The Equitable Life Assurance Society of the United States located at 787 Seventh Avenue, New York, New York 10019.

The Trust has adopted the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Pursuant to the Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of Trust's Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the distribution agreement payments to the Distributor for activities pursuant to the Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. Under the terms of the Distribution Plan and the distribution agreement, each Portfolio is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures by the distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of the Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

All shares may redeemed in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. Class IB shares will be redeemed at their net asset value. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted. All redemption requests will be processed and payment with respect thereto will be made within seven days after tenders.

The Trust may also suspend redemption, if permitted by the Investment Company Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.


HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows, as further described in the SAI:

   o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

   o Foreign securities not traded directly, or in American Depositary Receipt or similar form, in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks.

   o Short-term debt securities in the Portfolios other than the Alliance Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities held in the Alliance Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company which is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.

Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.

In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, because the Trust funds certain types of Contracts, each Portfolio is also subject to the investment diversification requirements of Subchapter L of the Internal Revenue Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the investment adviser.


Certain additional tax information appears in the SAI.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those products.

INVESTMENT PERFORMANCE

Each Portfolio may illustrate in advertisements or sales materials its average annual total return, which is the rate of growth of the Portfolio that would be necessary to achieve the ending value of an investment kept in the Portfolio for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Portfolio are reinvested in shares of the Portfolio at net asset value, and (2) all recurring fees are included for applicable periods.

Each Portfolio may also illustrate in advertisements or sales materials its cumulative total return for several time periods throughout the Portfolio's life based on an assumed initial investment of $1,000. Any such cumulative total return for each Portfolio will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.

The Alliance Money Market Portfolio may illustrate in advertisements or sales materials its yield and effective yield. The Portfolio's yield refers to income generated by an investment in the Portfolio over a 7-day period, expressed as an annual percentage rate. The Alliance Money Market Portfolio's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Portfolio's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.

The Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Portfolios each may illustrate in advertisements or sales materials its yield based on a recent 30-day period, which reflects the income per share earned by that Portfolio's investments. The yield is calculated by dividing that Portfolio's net investment income per share during that period by the net asset value on the last day of that period and annualizing the result.

These performance figures are based on historical earnings and are not intended to indicate future performance. Nor do they reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.

                                  APPENDIX A

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

   o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   o Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

   o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

   o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

   o The rating C1 is reserved for income bonds on which no interest is being paid.

   o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

   o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

   o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

   o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                            THE HUDSON RIVER TRUST

           1345 Avenue of the Americas -- New York, New York 10105

                     STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 1997

This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust (Trust) Prospectus dated May 1, 1997 relating to Class IA shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IA shares. A separate Statement of Additional Information relates to the Trust's Class IB shares.

A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.

                              TABLE OF CONTENTS


                                                                            PAGE
                                                                         --------
General Information and History.........................................      2
Investment Restrictions of the Portfolios...............................      4
Description of Certain Securities in Which the Portfolios May Invest ...      7
Management of the Trust.................................................     21
Investment Advisory and Other Services..................................     25
Brokerage Allocation....................................................     27
Trust Expenses and Other Charges........................................     29
Purchase and Pricing of Securities......................................     29
Certain Tax Considerations..............................................     31
Portfolio Performance...................................................     32
Other Services..........................................................     34
Financial Statements ...................................................     36
Appendix A--Description of Commercial Paper Ratings.....................    A-1


-----------------------------------------------------------------------------

HRT-SAI (5/97)    Copyright 1997. The Hudson River Trust. All rights reserved.
                                                             Catalog No.126491

GENERAL INFORMATION AND HISTORY
THE TRUST


The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to this Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset value pursuant to a separate Statement of Additional Information and related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Currently, the Trust's shareholders of Class IA shares are separate accounts of Equitable, a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1997, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding Class IB shares and, as a result, may be deemed to control the Trust. Class IB shares are sold only to an insurance company separate account of The Equitable Life Assurance Society of the United States ("Equitable").

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters"). The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance
High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987.
The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Growth Portfolio is expected to receive its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1997, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of any class of the outstanding shares of a Portfolio.

                                   CLASS IA

                                     QUALITY BOND               GLOBAL
                                      PORTFOLIO                PORTFOLIO
                              ------------------------ -----------------------
                                  UNITS        % OF        UNITS       % OF
                                  OWNED      PORTFOLIO     OWNED     PORTFOLIO
                              ------------ ----------- ----------- -----------
Boatmen's Trust Co.*..........  11,475,054     64.8
Equitable Realty Assets
 Corp.........................                           3,674,844      5.9

    [FN]
------------
 * Boatmen's Trust Co., Trustee under Master Trust Agreement for SBC Communications, Inc. Deferred Compensation Plans and other Executive Benefit Plans.


                                   CLASS IB




                     MONEY MARKET            GLOBAL            COMMON STOCK
                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                -------------------- -------------------- ---------------------
                  UNITS      % OF      UNITS      % OF       UNITS      % OF
                  OWNED    PORTFOLIO   OWNED    PORTFOLIO    OWNED    PORTFOLIO
                -------- ----------- -------- ----------- --------- -----------
PAINE WEBBER ...  74,962      9.1      44,923     11.8      102,448     10.2
KEWPIE DUNCAN ..  49,644      6.0
JAMES AND JANET
 VANDERVELD.....                       20,973      5.5
RAYMOND JAMES
 AND
 ASSOCIATES.....                       20,732      5.4       52,613      5.2
WALTER CERSKI ..


                          (TABLE RESTUBED FROM ABOVE)


                        GROWTH
                      INVESTORS         AGGRESSIVE STOCK           HIGH YIELD
                      PORTFOLIO            PORTFOLIO               PORTFOLIO
                -------------------- --------------------    --------------------
                  UNITS      % OF      UNITS      % OF      UNITS         % OF
                  OWNED    PORTFOLIO   OWNED    PORTFOLIO   OWNED       PORTFOLIO
                -------- ----------- -------- -----------    -------- -----------
PAINE WEBBER ...  35,907      8.5      24,603      8.1         61,490     13.1
KEWPIE DUNCAN ..
JAMES AND JANET
 VANDERVELD.....                                               24,887      5.3
RAYMOND JAMES
 AND
 ASSOCIATES.....                       16,121      5.7
WALTER CERSKI ..                                               39,664      8.4



The principal addresses of Boatmen's Trust Co., Equitable Realty Asset Corp., Paine Webber, Kewpie Duncan, James and Janet Vanderveld, Raymond James and Associates and Walter Cerski are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, 1200 Harbor Boulevard, Union City, New Jersey, P.O. Box 122, Aspermont, Texas, 1042 Willow Creek Road, Prescott, Arizona, 880 Carillon Parkway, St. Petersburg, Florida, and 15165 Chamisal Drive, Chesterfield, Missouri, respectively.


Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing

Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.

In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

   o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

   o issue senior securities;

   o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;


   o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

   o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.


Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.

Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company
Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.


These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;


   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;


   o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or


   o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED,
ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:


   o acquire securities of investment companies not registered under the Investment Company Act.


ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:


   o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o purchase oil and gas interests;

   o purchase or write puts or calls (options); or

   o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.


The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:


   o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B-by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B-by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by

     Moody's or B-or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.

DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST REPURCHASE AGREEMENTS


All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during the Portfolio's holding period.

Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."


If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.


A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

WARRANTS


All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.


FOREIGN SECURITIES


Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. currency shall not exceed 25% of the Portfolio's total assets.

No percentage limitation applies to investments in foreign securities by the Alliance Global Portfolio or the Alliance International Portfolio.


Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.

MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.


In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.


CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.

ASSET-BACKED SECURITIES


The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.


Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables, or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables, or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.

SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.

COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium-to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.


EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to extensive government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.

HIGH YIELD DEBT SECURITIES


The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.


Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.


The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.

TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS


To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.


OPTIONS ON SECURITIES


Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.


A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.


Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.


SECURITIES INDEX OPTIONS


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid securities having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."


A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.

OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

FUTURES TRANSACTIONS


All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

OPTIONS ON FUTURES CONTRACTS


Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts it is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.


Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of liquid assets equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.


Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES


The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position it may forfeit the entire amount of the premium plus related transaction costs.


Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell (transaction hedging). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.


In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counter parties that, in the opinion of Alliance, do not present undue credit risk.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If in the event of an adverse movement the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.

MANAGEMENT OF THE TRUST


As of March 31, 1997, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.


THE TRUSTEES


NAME, ADDRESS AND AGE                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS

-------------------------------------  ----------------------------------------------------------------

*John D. Carifa (52).................  President, Chief Operating Officer and a Director of ACMC;
 Alliance Capital Management L.P.      Chairman and Chief Executive Officer of Alliance's Mutual Fund
 1345 Avenue of the Americas           Division. Currently a Director and Trustee of all other
 New York, NY 10105                    registered investment companies (the "Alliance Mutual Funds")
                                       sponsored by Alliance, and
                                       Director of Frontier Trust Company, a subsidiary of
                                       Equitable.

 Richard W. Couper (74)..............  President Emeritus of the Woodrow Wilson National Fellowship
 The Burke Library                     Foundation and President Emeritus of the New York Public
 Hamilton College                      Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 Brenton W. Harries (69).............  Director of Enhance Reinsurance Co. since December 1986. Mr.
 14 Point Road                         Harries was also President and Chief Executive Officer, Global
 Wilton Point,                         Electronic Markets Company from August 1985 to October 1986.
 South Norwalk, CT 06854

 Howard E. Hassler (Chairman)(67) ...  Currently a consultant specializing in retailing, finance and
 200 East 57th Street                  real estate. Former Chairman and Chief Executive Officer of
 Penthouse D                           Brooks Fashion Stores, Inc. (specialty clothing stores); Former
 New York, NY 10022                    Chairman, President and Chief Operating Officer of Allied Stores
                                       Corporation (department and specialty stores), 1987; Executive
                                       Vice President and Director, Allied Stores Corporation from June
                                       1984 to June 1987.

 William L. Mannion (66).............  Retired. Former Group Senior Vice President of Operations of
 45 Bonnie Way                         American Ultramar Limited until December 1986; President and
 Allendale, NJ 07401                   Chief Executive Officer of Tittston Petroleum, Inc., from
                                       January 1978 to July 1985; Director of the East Jersey Railroad
                                       and the Bayonne Terminal Warehouse from July 1978 to May 1983.

 Alton G. Marshall (75)..............  Senior Fellow, Nelson A. Rockefeller Institute of Government
 136 E. 79th Street                    since January 1991. President of Alton G. Marshall Associates,
 New York, NY 10021                    Inc., New York, New York, a real estate investment corporation, since 1981; Director of EQK Partners, Atlanta, Georgia, since
                                       1984; Director, New York State Electric & Gas Corp., since 1971;
                                       Director and Chairman of the Executive Committee of Lincoln
                                       Savings Bank since January 1991, and Chairman and Chief
                                       Executive Officer of such bank from March 1984 through December
                                       1990.

                               21

NAME, ADDRESS AND AGE                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
-------------------------------------  ----------------------------------------------------------------

 Clifford L. Michel (57).............  Partner of the law firm of Cahill Gordon & Reindel since January
 St. Bernard's Road                    1972. President, Chief Executive Officer and Director of Wenonah
 Gladstone, NJ 07934                   Development Company (investment holding company) since 1976.
                                       Director since 1987 and Member of the Human Resources,
                                       Environmental and Safety, and Executive Committees since 1987 of
                                       Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of
                                       Trustees of St. Mark's School from 1988 to 1993. Chairman of the
                                       Board of Trustees of Morristown Memorial Hospital (and Memorial
                                       Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic
                                       Hospital since 1996.

*Peter D. Noris (41).................  Executive Vice President (since May 1995) and Chief Investment
 The Equitable Life Assurance          Officer of Equitable (since July 1995); Executive Vice
 Society of the United States          President, The Equitable Companies Incorporated ("Equitable
 787 Seventh Avenue                    Companies")(since May 1995); Director of Alliance Capital
 New York, NY 10019                    Management Corporation ("ACMC"), the general partner of
                                       Alliance, since July 1995. Prior thereto, Vice President of
                                       Salomon Brothers Inc., from 1992 to 1995. Principal of Morgan
                                       Stanley & Co. Inc., from 1984 to 1992.

 Donald J. Robinson (62).............  Senior Partner of the law firm of Orrick, Herrington & Sutcliffe
 599 Lexington Avenue                  from July 1987 to December 1994; Member of the Executive
 New York, NY 10022                    Committee of the firm from January to December 1994; Senior
                                       Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995.


*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his position as a director and officer and director of ACMC and Alliance. Mr. Noris is deemed an "interested person" of the Trust by virtue of his position as an officer of Equitable and a director of ACMC.


Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Marshall is an independent general partner (but not an "interested person") of Equitable Capital Partners, L.P. and Equitable Capital Partners (Retirement Fund), L.P., both of which are business development companies registered under the Investment Company Act. Trustee Michel is a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc.


COMMITTEES OF THE BOARD


The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Harries, Hassler, Marshall, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.


The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.

The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.


The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.


                          TRUSTEE COMPENSATION TABLE


                                                                               TOTAL
                                        PENSION OR                       COMPENSATION FROM
                       AGGREGATE        RETIREMENT                       THE ALLIANCE FUND
                      COMPENSATION   BENEFITS ACCRUED  ESTIMATED ANNUAL      COMPLEX,
                        FROM THE     AS PART OF TRUST   BENEFITS UPON      INCLUDING THE
TRUSTEE                  TRUST           EXPENSES         RETIREMENT          TRUST1
------------------  --------------  ----------------  ----------------  -----------------
John D. Carifa          $   -0-            $-0-              $-0-            $    -0-
------------------  --------------  ----------------  ----------------  -----------------
Richard W. Couper       $59,000(2)         $-0-              $-0-            $ 85,000
------------------  --------------  ----------------  ----------------  -----------------
Brenton W. Harries      $59,000            $-0-              $-0-            $ 86,000
------------------  --------------  ----------------  ----------------  -----------------
Howard E. Hassler       $85,000            $-0-              $-0-            $ 86,750
------------------  --------------  ----------------  ----------------  -----------------
William L. Mannion      $66,000(2)         $-0-              $-0-            $ 66,000
------------------  --------------  ----------------  ----------------  -----------------
Alton G. Marshall       $61,000            $-0-              $-0-            $134,500
------------------  --------------  ----------------  ----------------  -----------------
Clifford L. Michel      $20,068(3)         $-0-              $-0-            $146,068
------------------  --------------  ----------------  ----------------  -----------------
Peter D. Noris          $   -0-            $-0-              $-0-            $    -0-
------------------  --------------  ----------------  ----------------  -----------------
Donald J. Robinson      $63,000(2)         $-0-              $-0-            $137,250
------------------  --------------  ----------------  ----------------  -----------------

    [FN]
------------
(1) As of December 31, 1996 there were 110 investment companies in the Alliance Fund Complex.
(2)   Completely deferred.
(3)   Appointed as Trustee on October 16, 1996.

COMPENSATION OF TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.

During the year ended December 31, 1996, the Trust paid total retainer and meeting fees of $413,068 (including deferrals of $188,000).

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five-to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:


 NAME AND AGE                   POSITION WITH TRUST                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS

------------------------------  ---------------------------------  --------------------------------------------

Mark D. Gersten (46)            Treasurer and Chief Financial      Senior Vice President, Alliance Fund
                                 Officer                           Services, Inc. ("AFS"), with which he has
                                                                   been associated since prior to 1991.

Thomas R. Manley (45)           Controller and Chief               Vice President, ACMC (May 1996 to present);
                                 Accounting Officer                Assistant Vice President, ACMC (July 1993 to
                                                                   May 1996); Assistant Vice President,
                                                                   Equitable Capital Management Corporation
                                                                   ("ECMC")(March 1991 to July 1993).

Bruce Calvert (50)              Vice President                     Vice Chairman and Chief Investment Officer
                                                                   of ACMC, with which he has been associated
                                                                   since prior to 1991.

Kathleen A. Corbet (37)         Vice President                     Senior Vice President, ACMC (July 1993 to
                                                                   present); Executive Vice President, ECMC
                                                                   (June 1992 to July 1993); Senior Vice
                                                                   President, ECMC (May 1991 to June 1992);
                                                                   Managing Director, ECMC (September 1988 to
                                                                   May 1991).

Nelson R. Jantzen (52)          Vice President                     Senior Vice President, ACMC (July 1993 to
                                                                   present); Executive Vice President, ECMC
                                                                   (June 1992 to July 1993); Senior Vice
                                                                   President, ECMC (February 1990 to June
                                                                   1992); Managing Director, ECMC (January 1987
                                                                   to February 1990).

Wayne D. Lyski (55)             Vice President                     Executive Vice President, ACMC, with which
                                                                   he has been associated since prior to 1991.

Michael S. Martin (50)          Vice President                     Senior Vice President, Equitable (June 1985
                                                                   to present); Chairman, EQF (May 1992 to
                                                                   present); Chief Executive Officer, EQF
                                                                   (January 1994 to present); formerly, Vice
                                                                   President, Equitable Variable (May 1996 to
                                                                   December 1996); Chairman and Chief Executive
                                                                   Officer, EquiSource of New York (January
                                                                   1992 to October 1994) and Frontier (April
                                                                   1992 to October 1994); Vice President and
                                                                   Treasurer, Equitable Distributors, Inc.
                                                                   (August 1993 to February 1995). Director of
                                                                   several Equitable-affiliated companies.

                               24

NAME AND AGE                    POSITION WITH TRUST                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------  ---------------------------------  --------------------------------------------

Samuel B. Shlesinger (50)       Vice President                     Senior Vice President, Equitable (November
                                                                   1986 to present); Senior Vice President,
                                                                   Equitable Variable (February 1988 to
                                                                   December 1996); President and Chief
                                                                   Executive Officer, Equitable of Colorado
                                                                   (October 1985 to present).

Alden M. Stewart (51)           Vice President                     Executive Vice President, ACMC (July 1993 to
                                                                   present); ECMC since prior to 1991.

Edmund P. Bergan, Jr. (46)      Secretary                          Senior Vice President and General Counsel,
                                                                   AFD, with which he has been associated since
                                                                   prior to 1991.


INVESTMENT ADVISORY AND OTHER SERVICES
GENERAL INFORMATION

Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of more than 1,400 employees operating out of domestic offices and the overseas offices of subsidiaries in London, England; Tokyo, Japan; Vancouver and Toronto, Canada; Melbourne, Australia; and Dusseldorf, Germany. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.


Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance and ACMC are located at 1345 Avenue of the Americas, New York, New York 10105.


Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated (The Equitable Companies), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group of insurance and related financial services companies. AXA is the eleventh largest insurance group in the world based on the worldwide revenues in 1994 and the second largest French insurance group based on worldwide gross premiums in 1994. AXA is also engaged in asset management, investment banking, securities trading and financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.

ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:


                                                            DAILY AVERAGE NET ASSETS
                                  --------------------------------------------------------------------------
                                       FIRST            NEXT           NEXT           NEXT
                                    $750 MILLION    $750 MILLION    $1 BILLION    $2.5 BILLION    THEREAFTER
                                  --------------  --------------  ------------  --------------  ------------
 Alliance Conservative Investors        .475%           .425%          .375%          .350%          .325%
 Alliance Balanced ..............       .450%           .400%          .350%          .325%          .300%
 Alliance Growth Investors  .....       .550%           .500%          .450%          .425%          .400%
 Alliance Common Stock ..........       .475%           .425%          .375%          .355%          .345%*
 Alliance Global ................       .675%           .600%          .550%          .530%          .520%
 Alliance Aggressive Stock  .....       .625%           .575%          .525%          .500%          .475%
 Alliance Small Cap Growth  .....       .900%           .850%          .825%          .800%          .775%
 Alliance Money Market ..........       .350%           .325%          .300%          .280%          .270%
 Alliance Intermediate
 Government
  Securities ....................       .500%           .475%          .450%          .430%          .420%
 Alliance High Yield ............       .600%           .575%          .550%          .530%          .520%
 Alliance Growth and Income  ....       .550%           .525%          .500%          .480%          .470%
 Alliance Quality Bond ..........       .525%           .500%          .475%          .455%          .445%
 Alliance Equity Index ..........       .325%           .300%          .275%          .255%          .245%
 Alliance International .........       .900%           .825%          .800%          .780%          .770%



------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.

In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance. In 1994, the Trust paid advisory fees of $31,614,475 to Alliance.


SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information as from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.

Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio. Alliance furnishes to the Trust, at least once every three months, a schedule of the investments and other assets held in each Portfolio and a statement of all purchases and sales for each Portfolio made during the period since the last preceding report. Alliance prepares the financial statements for the Trust's Prospectuses, SAIs and annual and semi-annual reports to shareholders and furnishes such other investment accounting services as the Trust may from time to time reasonably request.

At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.

BROKERAGE ALLOCATION

SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.


Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1994 the Trust paid an aggregate of $15,624,978 in brokerage commissions of which $3,918,833 was paid to brokers relating to transactions aggregating $1,594,352,806 which were directed to them in part for research services provided by them. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them.


BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the years ended December 31, 1994 and December 31, 1995, the Trust paid no brokerage commissions to DLJ, and during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, in accordance with the procedures described above.

TRUST EXPENSES AND OTHER CHARGES


Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. In addition, as principal underwriter of the Trust's Class IA shares, EQ Financial Consultants, Inc. ("EQ Financial") will bear the Trust's marketing expenses. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable and Equitable Variable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.


The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees; liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.

PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

   o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

   o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

   o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

   o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

   o Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   o Short-term debt securities held by the Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

   o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.

CERTAIN TAX CONSIDERATIONS

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.


Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios. However, if foreign securities comprise more than 50% of the year-end value of any Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a Federal tax deduction or credit for foreign taxes, as appropriate. As of December 31, 1996 only the Alliance Global Portfolio qualified to pass through foreign tax paid to its shareholders.


To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. A Portfolio must also derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of stock or securities held for less than three months. Other investments subject to this three-month limit are options, futures or forward contracts (other than those relating to foreign currency), or in certain circumstances, foreign currencies and related options, futures and forward contracts the gains on which are not directly related to the Portfolio's business of investing in stock or securities. This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of these tests, gross income is determined without regard to losses from the sale or other disposition of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

   o  98% of the Portfolio's ordinary income for the calendar year;

   o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

   o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE


ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] -1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.

The seven-day current yield for the Money Market Portfolio was 5.18% for the period ended December 31, 1996. The effective yield for that period was 5.27%.

ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS

Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


The 30 day yields for the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios for the period ended December 31, 1996 were 5.94%, 5.60% and 10.65%, respectively.


TOTAL RETURN CALCULATIONS

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n -1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.


The average annual total returns through December 31, 1996 for the Alliance Common Stock Portfolio for one year, five years, and 10 years were 24.28%, 15.72%, and 15.83%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Intermediate Government Securities Portfolio for one year, five years, and since inception (on April 1, 1991) were 3.78%, 5.60%, and 6.95%, respectively.

The average annual total returns through December 31, 1996 for the Alliance High Yield Portfolio for one year, five years, and since inception (on January 2, 1987) were 22.89%, 14.66%, and 11.41%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Balanced Portfolio for one year, five years, and ten years were 11.68%, 6.06%, and 10.38%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Global Portfolio for one year, five years, and since inception (on August 27, 1987) were 14.60%, 13.50%, and 11.70%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Aggressive Stock Portfolio for one year, five years, and ten years were 22.20%, 11.83%, and 18.60%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Conservative Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 5.21%, 7.32%, and 9.03%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Growth Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 12.61%, 10.76%, and 15.57%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Quality Bond Portfolio for one year and since inception (on October 1, 1993) were 5.36% and 4.79%, respectively.

The average annual total returns through December 31, 1996 for the Alliance Growth and Income Portfolio for one year and since inception (on October 1, 1993) were 20.09% and 12.77%, respectively.

The average annual total return through December 31, 1996 for the Alliance Equity Index Portfolio for one year and since inception (on March 1, 1994) was 22.39% and 20.25%, respectively.

The average annual total return through December 31, 1996 for the Alliance International Portfolio for one year and since inception (April 3, 1995) was 9.82% and 12.14%, respectively.


   Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) -1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


The cumulative total return, since the inception of each Portfolio through December 31, 1996, for the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index and Alliance International Portfolios were 1,849.35%, 47.19%, 194.62%, 246.66%, 181.40%, 648.20%, 87.12%, 185.55%, 16.42%, 47.77%, 68.84%
and 22.21%, respectively. These total returns do not reflect insurance company charges and fees applicable to the Contracts.

OTHER SERVICES

INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index and Alliance International Portfolios for the year ended December 31, 1996, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountants for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


CUSTODIAN


The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.


TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1996, Equitable received no compensation for providing such services for the Trust.

UNDERWRITER


EQ Financial, a wholly-owned subsidiary of Equitable, serves, without compensation from the Trust, as the principal underwriter of the Class IA shares of the Trust, pursuant to an agreement with the Trust. Under the terms of the agreement, EQ Financial is not obligated to sell any specific number of shares. It has authority, pursuant to the agreement, to enter into similar contracts with other insurance companies and with other entities registered as broker-dealers under the Securities Exchange Act of 1934.

As principal underwriter, EQ Financial bears the Trust's marketing expenses. However, EQ Financial expects to be reimbursed for the portion of expenses attributable to the marketing of other insurance companies' products by such insurance companies. EQ Financial has entered into sales agreements with Equitable and each unaffiliated insurer under which shares of the Trust are made available for the investment of net considerations which are received under variable insurance contracts and are allocated to their respective separate accounts.

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996

                                                          INTERMEDIATE
                                                           GOVERNMENT                                    GROWTH AND
                                          MONEY MARKET     SECURITIES    QUALITY BOND     HIGH YIELD       INCOME
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                         -------------- --------------  -------------- --------------  --------------
ASSETS:
Investments at value (Notes 1 and 4)  ..  $450,990,752    $ 92,621,366   $153,282,787    $197,549,284   $231,763,058
Cash ...................................       171,525         124,732        176,934       2,017,705        125,387
Foreign cash ...........................            --              --             --              --             --
Receivable for securities sold .........            --              --      5,071,875              --        461,289
Deposits received for securities
 lending ...............................            --      18,301,550     28,167,188              --      2,000,000
Receivable from Separate Accounts for
 Trust shares sold .....................    14,190,878         817,649         64,327       1,043,413        229,252
Unrealized appreciation of forward
 currency
 contracts (Notes 1 and 4) .............            --              --        147,593              --             --
Dividends, interest and other
 receivables ...........................     1,458,902         822,759      1,476,344       3,556,124        754,268
                                         -------------- --------------  -------------- --------------  --------------
  Total assets .........................   466,812,057     112,688,056    188,387,048     204,166,526    235,333,254
                                         -------------- --------------  -------------- --------------  --------------
LIABILITIES:
Options written at value (Premiums
 received:
 Common Stock
  Portfolio--$68,607,800)(Notes 1 and
  4) ...................................            --              --             --              --             --
Payable to custodian ...................            --              --             --              --             --
Payable for securities purchased  ......            --       5,942,099      5,081,250       3,997,946      1,117,681
Payable for securities loaned ..........            --      18,301,550     28,167,188              --      2,000,000
Payable to Separate Accounts for Trust
 shares redeemed .......................            --              --             --              --             --
Unrealized depreciation of forward
 currency
 contracts (Notes 1 and 4) .............            --              --             --              --             --
Variation margin payable on futures
 contracts .............................            --              --             --              --             --
Distribution fees payable ..............           254              --             --              58             --
Investment advisory fees payable  ......       144,177          38,264         85,952          94,624        108,563
Trustees' fees payable .................        24,024           5,014          4,226           5,132          2,919
Accrued expenses .......................        37,408          16,704         24,960          23,301         23,703
                                         -------------- --------------  -------------- --------------  --------------
  Total liabilities ....................       205,863      24,303,631     33,363,576       4,121,061      3,252,866
                                         -------------- --------------  -------------- --------------  --------------
NET ASSETS .............................  $466,606,194    $ 88,384,425   $155,023,472    $200,045,465   $232,080,388
                                         ============== ==============  ============== ==============  ==============
Investments at cost ....................  $450,833,231    $ 92,000,197   $151,005,932    $192,006,772   $204,211,023
                                         ============== ==============  ============== ==============  ==============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .......................  $466,405,482    $ 97,591,462   $157,812,746    $195,004,416   $204,516,556
 Accumulated undistributed
  (overdistributed) net
  investment income ....................        43,191           3,160       (220,079)         23,927         11,797
 Accumulated net realized loss..........            --      (9,831,366)    (4,993,810)       (525,390)            --
 Unrealized appreciation on investments
  and
  foreign currency denominated assets
  and liabilities ......................       157,521         621,169      2,424,615       5,542,512     27,552,035
                                         -------------- --------------  -------------- --------------  --------------
NET ASSETS .............................  $466,606,194    $ 88,384,425   $155,023,472    $200,045,465   $232,080,388
                                         ============== ==============  ============== ==============  ==============
CLASS IA SHARES:
Net Assets .............................  $463,422,535    $ 88,384,425   $155,023,472    $199,360,473   $232,080,388
                                         ============== ==============  ============== ==============  ==============
Shares outstanding (Note 5).............    45,575,983       9,517,076     16,343,116      19,900,343     17,833,887
                                         ============== ==============  ============== ==============  ==============
Net asset value, offering and
 redemption
 price per share (Note 1) ..............  $      10.17    $       9.29   $       9.49    $      10.02   $      13.01
                                         ============== ==============  ============== ==============  ==============
CLASS IB SHARES:
Net Assets..............................  $  3,183,659                                   $    684,992
                                         ==============                                ==============
Shares outstanding (Note 5) ............       313,273                                         68,416
                                         ==============                                ==============
Net asset value, offering and
 redemption
 price per share (Note 1)...............  $      10.16                                   $      10.01
                                         ==============                                ==============

See Notes to Financial Statements.

                                                              AGGRESSIVE    CONSERVATIVE                     GROWTH
 EQUITY INDEX   COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK        INVESTORS      BALANCED       INVESTORS
   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $383,044,256  $6,668,952,271 $  991,831,989  $149,318,779  $3,890,482,751  $275,640,496  $1,627,121,599 $1,290,840,729
      188,834       1,501,081        456,313            --       2,364,412     5,139,961       4,172,088        480,215
           --              --      2,258,618     1,672,592              --            --             465      1,008,532
           --      65,341,050      3,867,161       613,862       2,337,046       156,273       2,937,003      3,246,261
    1,356,953     105,377,860     72,320,750    12,820,136     200,344,604    24,170,813     138,838,707     90,833,147
    2,643,610       9,646,997      1,281,713     1,519,154              --            --         768,754      3,693,911
           --              --      2,063,841       252,876              --            89              --        511,818
      701,269       8,133,115      1,216,101       205,847         350,639     2,100,127       9,549,968      5,129,713
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  387,934,922   6,858,952,374  1,075,296,486   166,403,246   4,095,879,452   307,207,759   1,783,388,584  1,395,744,326
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --      70,867,650             --            --              --            --              --             --
           --              --             --       534,429              --         8,074              --             --
           --      53,373,896      4,987,613       971,883      21,101,356       182,066       5,921,615      2,011,774
    1,356,953     105,377,860     72,320,750    12,820,136     200,344,604    24,170,813     138,838,707     90,833,147
           --              --             --            --       6,662,427       250,025              --             --
           --              --             --            --              --            --              58             --
      152,250              --             --            --              --            --              --             --
           --             134             49            --              63            --              --             78
      127,671       2,040,224        452,415       115,412       1,530,928       136,367         525,339        588,404
        5,276         205,484         19,851         1,520          93,747         7,170          61,689         25,366
       43,591         453,547        184,324        53,031         276,910        50,843         185,672        170,574
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,685,741     232,318,795     77,965,002    14,496,411     230,010,035    24,805,358     145,533,080     93,629,343
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $386,249,181  $6,626,633,579 $  997,331,484  $151,906,835  $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
============== ============== ============== ============== ============== ============== ============== ==============
 $320,617,584  $5,041,593,068 $  858,568,339  $144,374,839  $3,396,898,743  $265,933,643  $1,509,715,325 $1,193,558,142
============== ============== ============== ============== ============== ============== ============== ==============
 $324,019,332  $5,094,665,983 $  865,441,879  $147,381,465  $3,377,717,888  $273,073,244  $1,523,732,949 $1,207,265,289
       (5,276)       (194,316)    (3,212,284)     (614,431)        (58,479)        9,815        (190,700)    (1,135,946)
      (22,547)    (92,937,401)      (258,562)      (50,107)     (5,374,000)     (387,954)     (3,096,172)    (1,817,216)
   62,257,672   1,625,099,313    135,360,451     5,189,908     493,584,008     9,707,296     117,409,427     97,802,856
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $386,249,181  $6,626,633,579 $  997,331,484  $151,906,835  $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
============== ============== ============== ============== ============== ============== ============== ==============
 $386,249,181  $6,625,390,070 $  997,041,626  $151,906,835  $3,865,256,884  $282,402,401  $1,637,855,504 $1,301,642,871
============== ============== ============== ============== ============== ============== ============== ==============
   25,484,413     363,529,982     58,938,705    13,214,071     107,805,909    25,019,109      98,455,586     75,693,420
============== ============== ============== ============== ============== ============== ============== ==============
 $      15.16  $        18.23 $        16.92  $      11.50  $        35.85  $      11.29  $        16.64 $        17.20
============== ============== ============== ============== ============== ============== ============== ==============
               $    1,243,509 $      289,858                $      612,533                               $      472,112
               ============== ==============                ==============                               ==============
                       68,266         17,143                        17,094                                       27,468
               ============== ==============                ==============                               ==============
               $        18.22 $        16.91                $        35.83                               $        17.19
               ============== ==============                ==============                               ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1996

                                                           INTERMEDIATE
                                                            GOVERNMENT                                    GROWTH AND
                                           MONEY MARKET     SECURITIES     QUALITY BOND    HIGH YIELD       INCOME
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                         --------------  --------------  --------------  -------------  ------------
INVESTMENT INCOME:
 Income*(Note 1):
  Dividends (including $3,460,799 and
   $3,411,934 from affiliated companies
   for the Common Stock and Aggressive
   Stock Portfolios, respectively) .....   $        --     $        --     $        --     $   175,797   $ 3,034,669
  Interest .............................    20,638,163       5,024,881      11,293,429      16,214,440       933,842
                                         --------------  --------------  --------------  -------------  ------------
   Total income.........................    20,638,163       5,024,881      11,293,429      16,390,237     3,968,511
                                         --------------  --------------  --------------  -------------  ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee...............     1,472,114         399,460         935,462         856,390       864,549
  Custody fees..........................        13,550          21,460          26,840          23,922        15,532
  Distribution fees--Class IB ..........           254              --              --              58            --
  Printing and mailing expenses  .......        57,975          12,134          26,374          21,783        19,986
  Professional fees ....................        14,254           9,190           9,007           8,368         8,214
  SEC registration fees ................         4,987             217             434             217         1,084
  Trustees' fees .......................        12,178           3,159           5,643           4,849         4,554
  Miscellaneous ........................         6,858           3,678           3,801           3,069         2,594
                                         --------------  --------------  --------------  -------------  ------------
   Total expenses.......................     1,582,170         449,298       1,007,561         918,656       916,513
                                         --------------  --------------  --------------  -------------  ------------
NET INVESTMENT INCOME ..................    19,055,993       4,575,583      10,285,868      15,471,581     3,051,998
                                         --------------  --------------  --------------  -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $2,796,965,
   $(8,821,017) and $60,876 from
   affiliated companies for the Common
   Stock, Aggressive Stock and Global
   Portfolios, respectively) ...........            --        (453,637)        939,845      12,420,138    12,181,263
  On options written ...................            --              --              --              --            --
  On foreign currency transactions  ....            --              --         (68,186)             --            --
  On futures contracts .................            --              --              --              --            --
                                         --------------  --------------  --------------  -------------  ------------
 Realized gain (loss)--net .............            --        (453,637)        871,659      12,420,138    12,181,263
                                         --------------  --------------  --------------  -------------  ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities.........................        (7,886)     (1,025,808)     (1,868,060)      3,447,403    16,443,384
  On options written ...................            --              --              --              --            --
  On foreign currency transactions  ....            --              --         118,525              --            --
  On futures contracts .................            --              --              --              --            --
                                         --------------  --------------  --------------  -------------  ------------
 Unrealized
 appreciation/depreciation--net ........        (7,886)     (1,025,808)     (1,749,535)      3,447,403    16,443,384
                                         --------------  --------------  --------------  -------------  ------------
REALIZED AND UNREALIZED GAIN
 (LOSS)--NET ...........................        (7,886)     (1,479,445)       (877,876)     15,867,541    28,624,647
                                         --------------  --------------  --------------  -------------  ------------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS.............................   $19,048,107     $ 3,096,138     $ 9,407,992     $31,339,122   $31,676,645
                                         ==============  ==============  ==============  =============  ============

------------
 * Net of foreign taxes withheld on dividends of $3,042, $32,886, $357,439, $1,103,645, $180,624, $53,371, $457,582 and $359,641 for the
       Growth and Income, Equity Index, Common Stock, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios, respectively, and on interest of $103 and $95 for the Global and Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                              AGGRESSIVE    CONSERVATIVE                     GROWTH
 EQUITY INDEX   COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK        INVESTORS      BALANCED       INVESTORS
   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  $ 6,341,057  $   64,326,955  $ 10,411,663    $1,229,599    $  7,463,840    $ 1,138,588   $ 10,683,609   $  9,229,448
      462,343       6,192,091     5,565,223       877,635      16,908,426     12,897,917     45,681,532     22,850,498
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    6,803,400      70,519,046    15,976,886     2,107,234      24,372,266     14,036,505     56,365,141     32,079,946
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,034,043      20,314,128     4,491,125       875,316      15,504,789      1,517,920      5,820,114      5,816,056
       51,343         136,065       447,082       137,463          62,332         90,112        296,359        313,381
           --             134            49            --              63             --             --             78
       36,406         843,481       122,011        11,232         491,450         41,649        251,544        157,430
       11,364         149,352        25,827         6,667          90,030         11,695         46,552         32,235
        1,951              --         5,637            --              --            434             --          6,721
        8,755         185,691        26,046         2,830         108,798          8,948         54,329         34,735
        3,192          78,424         9,756         1,652          39,802          4,952         24,921         13,196
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,147,054      21,707,275     5,127,533     1,035,160      16,297,264      1,675,710      6,493,819      6,373,832
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    5,656,346      48,811,771    10,849,353     1,072,074       8,075,002     12,360,795     49,871,322     25,706,114
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   13,813,315     517,703,619    42,673,209     2,763,980     651,849,153      6,717,096    128,577,417    130,296,769
           --      69,528,454            --            --              --             --             --             --
           --         (23,974)    2,323,828       287,769          (2,878)       (27,275)      (184,947)       903,574
    1,381,635              --            --            --              --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   15,194,950     587,208,099    44,997,037     3,051,749     651,846,275      6,689,821    128,392,470    131,200,343
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   41,401,218     651,940,355    57,875,656     4,019,520     (19,577,800)    (4,721,625)    (3,423,214)   (21,124,616)
           --     (15,633,132)           --            --              --             --             --             --
           --            (216)    2,507,509       225,883              --            443          3,153        575,473
     (172,800)             --            --            --              --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   41,228,418     636,307,007    60,383,165     4,245,403     (19,577,800)    (4,721,182)    (3,420,061)   (20,549,143)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   56,423,368   1,223,515,106   105,380,202     7,297,152     632,268,475      1,968,639    124,972,409    110,651,200
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  $62,079,714  $1,272,326,877  $116,229,555    $8,369,226    $640,343,477    $14,329,434   $174,843,731   $136,357,314
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          INTERMEDIATE GOVERNMENT
                                                           MONEY MARKET PORTFOLIO           SECURITIES PORTFOLIO
                                                      -------------------------------- ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1996            1995            1996            1995
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $  19,055,993    $  18,312,330   $  4,575,583    $  3,659,738
 Realized gain (loss)--net...........................             --               --       (453,637)      1,061,357
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................         (7,886)         145,252     (1,025,808)      2,579,005
                                                      --------------- ---------------  -------------- --------------
 Net increase in net assets from operations  ........     19,048,107       18,457,582      3,096,138       7,300,100
                                                      --------------- ---------------  -------------- --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income ..............    (19,050,946)     (18,199,892)    (4,575,583)     (3,633,574)
  Dividends in excess of net investment income  .....        (25,232)              --        (19,617)             --
  Distributions from realized gains..................             --               --             --              --
  Distributions in excess of realized gains  ........             --               --             --              --
  Tax return of capital distributions ...............             --               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IA dividends and distributions  ........    (19,076,178)     (18,199,892)    (4,595,200)     (3,633,574)
                                                      --------------- ---------------  -------------- --------------
 Class IB:
  Dividends from net investment income...............         (5,047)              --             --              --
  Dividends in excess of net investment income ......        (29,384)              --             --              --
  Distributions from realized gains..................             --               --             --              --
  Distributions in excess of realized gains .........             --               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IB dividends and distributions  ........        (34,431)              --             --              --
                                                      --------------- ---------------  -------------- --------------
 Decrease in net assets from dividends and
  distributions .....................................    (19,110,609)     (18,199,892)    (4,595,200)     (3,633,574)
                                                      --------------- ---------------  -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    508,537,942      394,575,427     36,879,548      29,533,754
  Shares issued in reinvestment of dividends and
   distributions.....................................     19,076,178       18,199,892      4,595,200       3,633,574
  Shares redeemed....................................   (450,848,823)    (351,733,059)   (23,371,086)    (13,571,893)
                                                      --------------- ---------------  -------------- --------------
 Total Class IA transactions ........................     76,765,297       61,042,260     18,103,662      19,595,435
                                                      --------------- ---------------  -------------- --------------
 Class IB:
  Shares sold .......................................      3,624,653               --             --              --
  Shares issued in reinvestment of dividends and
   distributions.....................................         34,431               --             --              --
  Shares redeemed....................................       (446,631)              --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IB transactions ........................      3,212,453               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Net increase (decrease) in net assets derived from
  share transactions.................................     79,977,750       61,042,260     18,103,662      19,595,435
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS....................     79,915,248       61,299,950     16,604,600      23,261,961
NET ASSETS, BEGINNING OF PERIOD......................    386,690,946      325,390,996     71,779,825      48,517,864
                                                      --------------- ---------------  -------------- --------------
NET ASSETS, END OF PERIOD* ..........................  $ 466,606,194    $ 386,690,946   $ 88,384,425    $ 71,779,825
                                                      =============== ===============  ============== ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $43,191 and $97,807 for the Money Market Portfolio; $3,160 and $22,777 for the Intermediate Government Securities Portfolio; $(220,079) and $63,771 for the Quality Bond Portfolio; $23,927 and $22,557 for the High Yield Portfolio; $11,797 and $10,278 for the Growth and Income Portfolio; $(5,276) and $(851) for the Equity Index Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

                                                                  GROWTH AND INCOME
    QUALITY BOND PORTFOLIO         HIGH YIELD PORTFOLIO               PORTFOLIO               EQUITY INDEX PORTFOLIO
----------------------------- ----------------------------- ----------------------------- -----------------------------
          YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
         DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
     1996           1995           1996           1995           1996           1995           1996           1995
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $ 10,285,868   $  8,846,857   $ 15,471,581   $  9,874,042   $  3,051,998    $ 1,929,904   $  5,656,346   $  1,847,863
      871,659      3,312,031     12,420,138      1,037,899     12,181,263        (78,675)    15,194,950      1,143,375
   (1,749,535)    10,351,408      3,447,403      6,108,056     16,443,384     11,348,703     41,228,418     21,464,214
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    9,407,992     22,510,296     31,339,122     17,019,997     31,676,645     13,199,932     62,079,714     24,455,452
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,285,868)    (8,729,254)   (15,469,541)    (9,874,042)    (3,050,479)    (1,919,557)    (5,656,346)    (1,841,475)
     (326,079)            --       (432,568)      (385,462)            --             --         (4,427)            --
           --             --    (11,348,200)            --    (11,682,352)            --    (15,093,505)    (1,143,375)
           --             --             --             --             --             --             --        (84,099)
           --             --             --             --             --             --         (7,525)          (123)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,611,947)    (8,729,254)   (27,250,309)   (10,259,504)   (14,732,831)    (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         (2,040)            --             --             --             --             --
           --             --        (15,935)            --             --             --             --             --
           --             --           (908)            --             --             --             --             --
           --             --        (18,516)            --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        (37,399)            --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,611,947)    (8,729,254)   (27,287,708)   (10,259,504)   (14,732,831)    (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   27,205,153     18,946,820     71,897,677     46,607,272    111,512,120     57,426,026    230,679,439    153,767,030
   10,611,947      8,729,254     27,250,309     10,259,504     14,732,831      1,919,557     20,761,803      3,069,072
  (39,032,520)   (11,589,738)   (21,997,075)   (19,393,315)    (9,161,198)    (4,095,508)   (72,295,253)   (49,185,409)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (1,215,420)    16,086,336     77,150,911     37,473,461    117,083,753     55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        677,158             --             --             --             --             --
           --             --         37,399             --             --             --             --             --
           --             --             --             --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        714,557             --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (1,215,420)    16,086,336     77,865,468     37,473,461    117,083,753     55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (2,419,375)    29,867,378     81,916,882     44,233,954    134,027,567     66,530,450    220,463,900    129,037,073
  157,442,847    127,575,469    118,128,583     73,894,629     98,052,821     31,522,371    165,785,281     36,748,208
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $155,023,472   $157,442,847   $200,045,465   $118,128,583   $232,080,388    $98,052,821   $386,249,181   $165,785,281
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                           COMMON STOCK PORTFOLIO             GLOBAL PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1996            1995            1996            1995
                                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   48,811,771  $   53,432,936   $ 10,849,353    $  9,803,075
 Realized gain--net .................................     587,208,099     262,461,526     44,997,037      17,804,800
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     636,307,007     845,152,888     60,383,165      72,106,049
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets from operations  ........   1,272,326,877   1,161,047,350    116,229,555      99,713,924
                                                      --------------  --------------  --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
1):
 Class IA:
  Dividends from net investment income ..............     (44,580,327)    (53,432,936)   (10,849,259)     (9,500,310)
  Dividends in excess of net investment income ......              --      (6,567,658)    (4,499,020)             --
  Distributions from realized gains..................    (587,198,121)   (262,461,526)   (42,474,239)    (17,804,800)
  Distributions in excess of realized gains  ........     (71,434,343)     (8,497,379)            --      (1,081,237)
  Tax return of capital distributions ...............        (988,016)             --       (220,411)       (546,316)
                                                      --------------  --------------  --------------  --------------
 Total Class IA dividends and distributions  ........    (704,200,807)   (330,959,499)   (58,042,929)    (28,932,663)
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Dividends from net investment income...............            (326)             --            (94)             --
  Dividends in excess of net investment income ......          (4,564)             --         (2,076)             --
  Distributions from realized gains..................          (9,978)             --         (1,502)             --
  Distributions in excess of realized gains  ........         (62,273)             --         (4,502)             --
  Tax return of capital distributions................            (108)             --            (31)             --
                                                      --------------  --------------  --------------  --------------
 Total Class IB dividends and distributions  ........         (77,249)             --         (8,205)             --
                                                      --------------  --------------  --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................    (704,278,056)   (330,959,499)   (58,051,134)    (28,932,663)
                                                      --------------  --------------  --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     756,034,799     509,750,491    255,537,439     229,097,991
  Shares issued in reinvestment of dividends and
   distributions ....................................     704,200,807     330,959,499     58,042,929      28,932,663
  Shares redeemed ...................................    (282,642,349)   (257,365,702)   (60,861,388)    (64,369,805)
                                                      --------------  --------------  --------------  --------------
 Total Class IA transactions ........................   1,177,593,257     583,344,288    252,718,980     193,660,849
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Shares sold .......................................       1,237,252              --        285,485              --
  Shares issued in reinvestment of dividends and
   distributions ....................................          77,249              --          8,205              --
  Shares redeemed ...................................              --              --             --              --
                                                      --------------  --------------  --------------  --------------
 Total Class IB transactions ........................       1,314,501              --        293,690              --
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets derived from share
  transactions.......................................   1,178,907,758     583,344,288    253,012,670     193,660,849
                                                      --------------  --------------  --------------  --------------
INCREASE IN NET ASSETS...............................   1,746,956,579   1,413,432,139    311,191,091     264,442,110
NET ASSETS, BEGINNING OF PERIOD .....................   4,879,677,000   3,466,244,861    686,140,393     421,698,283
                                                      --------------  --------------  --------------  --------------
NET ASSETS, END OF PERIOD* ..........................  $6,626,633,579  $4,879,677,000   $997,331,484    $686,140,393
                                                      ==============  ==============  ==============  ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $(194,316) and $8,246,095 for the Common Stock Portfolio; $(3,212,284) and $455,586 for the Global Portfolio; $(614,431) and
       $6,487 for the International Portfolio; $(58,479) and $(4,129) for the Aggressive Stock Portfolio; $9,815 and $63,026 for the Conservative Investors Portfolio; $(190,700) and $86,599 for the Balanced Portfolio, as of December 31, 1996 and December 31, 1995, respectively.
**     Commencement of Operations.

See Notes to Financial Statements.

                                                                CONSERVATIVE INVESTORS
   INTERNATIONAL PORTFOLIO      AGGRESSIVE STOCK PORTFOLIO            PORTFOLIO                 BALANCED PORTFOLIO
----------------------------- ----------------------------- ----------------------------- -----------------------------
                  APRIL 3,
                   1995**
  YEAR ENDED         TO                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
 DECEMBER 31,   DECEMBER 31,           DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
     1996           1995           1996           1995           1996           1995           1996           1995
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $  1,072,074    $   142,455  $    8,075,002 $    6,203,510  $ 12,360,795   $ 11,574,771  $   49,871,322 $   47,303,460
    3,051,749        266,775     651,846,275    346,368,084     6,689,821     11,270,671     128,392,470     64,616,058

    4,245,403        944,505     (19,577,800)   262,696,319    (4,721,182)    16,138,395      (3,420,061)   144,740,180
               -------------- -------------- -------------- -------------- -------------- -------------- --------------
    8,369,226      1,353,735     640,343,477    615,267,913    14,329,434     38,983,837     174,843,731    256,659,698
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

   (1,072,074)      (142,455)     (8,075,028)    (6,203,510)  (12,360,795)   (11,510,223)    (49,871,322)   (47,099,230)
     (972,982)      (240,038)        (50,994)       (43,012)      (44,557)            --        (241,952)            --
   (2,651,391)      (118,651)   (651,842,635)  (300,293,392)   (6,689,821)    (1,556,393)   (128,392,470)   (41,562,533)
           --             --      (1,362,771)            --      (396,608)            --      (2,491,886)            --
           --             --              --             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (4,696,447)      (501,144)   (661,331,428)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

           --             --              --             --            --             --              --             --
           --             --            (452)            --            --             --              --             --
           --             --          (3,630)            --            --             --              --             --
           --             --         (32,780)            --            --             --              --             --
           --             --              --             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         (36,862)            --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (4,696,447)      (501,144)   (661,368,290)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  141,011,557     29,365,420   1,093,061,087    843,611,785    50,046,532     50,112,293      64,030,181     55,178,023
    4,696,447        501,144     661,331,428    306,539,914    19,491,781     13,066,616     180,997,630     88,661,763
  (26,157,811)    (2,035,292)   (568,654,477)  (590,529,129)  (34,074,560)   (10,686,445)   (124,160,136)  (118,515,605)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  119,550,193     27,831,272   1,185,738,038    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         604,481             --            --             --              --             --
           --             --          36,862             --            --             --              --             --
           --             --              --             --            --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         641,343             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  119,550,193     27,831,272   1,186,379,381    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  123,222,972     28,683,863   1,165,354,568    868,350,569    30,301,406     78,409,685     114,713,776    193,322,116
   28,683,863             --   2,700,514,849  1,832,164,280   252,100,995    173,691,310   1,523,141,728  1,329,819,612
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $151,906,835    $28,683,863  $3,865,869,417 $2,700,514,849  $282,402,401   $252,100,995  $1,637,855,504 $1,523,141,728
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

                                                              GROWTH INVESTORS
                                                                 PORTFOLIO
                                                      ------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                            1996            1995
                                                      --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   25,706,114   $ 23,451,903
 Realized gain--net .................................     131,200,343     20,094,016
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     (20,549,143)   114,933,862
                                                      --------------  --------------
 Net increase in net assets from operations  ........     136,357,314    158,479,781
                                                      --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............     (25,705,569)   (23,451,903)
  Dividends in excess of net investment income ......      (2,082,361)      (429,740)
  Distributions from realized gains..................    (131,199,726)   (11,896,371)
  Distributions in excess of realized gains .........        (570,518)            --
                                                      --------------  --------------
 Total Class IA dividends and distributions  ........    (159,558,174)   (35,778,014)
                                                      --------------  --------------
 Class IB:
  Dividends from net investment income ..............            (545)            --
  Dividends in excess of net investment income ......          (2,449)            --
  Distributions from realized gains .................            (617)            --
  Distributions in excess of realized gains .........          (6,239)            --
                                                      --------------  --------------
 Total Class IB dividends and distributions  ........          (9,850)            --
                                                      --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................    (159,568,024)   (35,778,014)
                                                      --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     297,495,728    264,281,654
  Shares issued in reinvestment of dividends and
   distributions ....................................     159,558,174     35,778,014
  Shares redeemed ...................................     (28,339,916)   (19,105,124)
                                                      --------------  --------------
 Total Class IA transactions ........................     428,713,986    280,954,544
                                                      --------------  --------------
 Class IB:
  Shares sold .......................................         468,087             --
  Shares issued in reinvestment of dividends and
   distributions ....................................           9,850             --
  Shares redeemed ...................................             (90)            --
                                                      --------------  --------------
 Total Class IB transactions ........................         477,847             --
                                                      --------------  --------------
 Net increase in net assets derived from
  share transactions ................................     429,191,833    280,954,544
                                                      --------------  --------------
INCREASE IN NET ASSETS ..............................     405,981,123    403,656,311
NET ASSETS, BEGINNING OF PERIOD .....................     896,133,860    492,477,549
                                                      --------------  --------------
NET ASSETS, END OF PERIOD* ..........................  $1,302,114,983   $896,133,860
                                                      ==============  ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $(1,135,946) and $105,968 for the Growth Investors Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
------------------------------------------------------------------------------

                                                                                          EFFECTIVE
                                                           PRINCIPAL         VALUE         ANNUAL
                                                             AMOUNT         (NOTE 1)       YIELD*
------------------------------------------------------  --------------  --------------  -----------
SHORT-TERM DEBT SECURITIES:
BANK NOTES
Bank of New York:
 Due 03/24/97..........................................   $10,000,000     $10,001,699       5.48%
 Due 04/01/97..........................................     5,000,000       5,000,441       5.47
                                                                        --------------
  TOTAL BANK NOTES (3.2%) .............................                    15,002,140
                                                                        --------------
CERTIFICATES OF DEPOSIT
Bayerische Vereinsbank AG
 Due 07/29/97..........................................    15,000,000      15,004,438       5.50
Caisse Nationale de Credit Agricole
 Due 09/05/97..........................................    15,000,000      15,008,047       5.47
First National Bank-Chicago
 Due 06/18/97..........................................    10,000,000      10,006,299       5.51
Bank of Tokyo-Mitsubishi Bank Ltd., N.Y.
 Due 04/30/97..........................................    17,000,000      17,006,022       5.72
Norinchukin Bank Ltd.:
 Due 04/07/97..........................................     8,000,000       8,004,587       5.47
 Due 04/23/97..........................................     9,000,000       9,009,161       5.46
Sumitomo Bank Ltd.
 Due 01/27/97..........................................    17,000,000      17,004,514       5.78
                                                                        --------------
  TOTAL CERTIFICATES OF DEPOSIT (19.5%) ...............                    91,043,068
                                                                        --------------
COMMERCIAL PAPER
Alamo Funding
 Due 01/30/97..........................................    17,500,000      17,425,285       5.53
Allianz of America Financial Corp.
 Due 04/24/97..........................................     8,000,000       7,867,916       5.53
Atlas Funding Corp.:
 Due 01/21/97..........................................    16,400,000      16,351,893       5.51
 Due 02/04/97..........................................     1,253,000       1,246,764       5.50
Barton Capital Corp.:
 Due 01/31/97..........................................    13,600,000      13,540,273       5.50
 Due 06/16/97..........................................     3,876,000       3,781,990       5.55
Beta Finance, Inc.:
 Due 03/10/97..........................................     5,000,000       4,950,228       5.52
 Due 03/13/97..........................................     5,000,000       4,948,032       5.52
 Due 06/02/97..........................................     6,000,000       5,866,747       5.54
BHF Delaware, Inc.
 Due 03/10/97..........................................     5,000,000       4,950,228       5.52
Briarcliff Capital Corp.
 Due 01/24/97..........................................     1,910,000       1,903,557       5.51
Centauri Corp.:
 Due 03/13/97..........................................     6,300,000       6,234,272       5.54
 Due 04/11/97..........................................    11,200,000      11,036,356       5.52
Chase Manhattan Bank
 Due 03/14/97..........................................     5,000,000       4,947,300       5.52
Enterprise Funding Corp.
 Due 03/03/97..........................................     1,290,000       1,278,481       5.51
Eureka Corp.
 Due 02/03/97..........................................    14,000,000      13,932,368       5.50
General Electric Capital Corp.
 Due 03/03/97..........................................     5,000,000       4,955,182       5.54
Greenwich Asset Funding, Inc.
 Due 03/24/97..........................................     8,835,000       8,728,945       5.52
International Securitization
 Due 02/20/97..........................................     7,715,000       7,658,531       5.51

                              45

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
---------------------------------------------------------------------------------------------------
                                                                                         EFFECTIVE
                                                           PRINCIPAL         VALUE         ANNUAL
                                                             AMOUNT         (NOTE 1)       YIELD*
------------------------------------------------------  --------------  --------------  -----------
Jefferson Smurfit Corp.:
 Due 02/19/97..........................................   $ 5,000,000     $  4,964,135      5.51%
 Due 03/18/97..........................................     4,100,000        4,054,385      5.52
Morgan (J.P.) & Co.
 Due 03/05/97..........................................     5,000,000        4,953,888      5.52
Morgan Stanley Group, Inc.
 Due 02/12/97..........................................    17,500,000       17,391,588      5.55
Old Line Funding Corp.:
 Due 02/24/97..........................................    10,000,000        9,920,950      5.51
 Due 03/11/97..........................................     7,500,000        7,424,244      5.52
Premium Funding-Series B
 Due 02/18/97..........................................     2,000,000        1,985,947      5.51
Premium Funding-Series A & E:
 Due 02/05/97..........................................    10,108,000       10,056,211      5.50
 Due 02/14/97..........................................     5,400,000        5,365,218      5.51
Ranger Funding Corp.:
 Due 02/04/97..........................................     6,189,000        6,158,196      5.50
 Due 02/13/97..........................................     5,000,000        4,968,526      5.51
Receivable Capital Corp.
 Due 05/01/97..........................................    12,100,000       11,887,847      5.53
Riverwood Funding Corp.
 Due 02/14/97..........................................    17,500,000       17,387,281      5.51
R.O.S.E. Funding Ltd.
 Due 03/26/97..........................................    17,500,000       17,284,804      5.52
Sigma Finance Corp.:
 Due 02/10/97..........................................     5,800,000        5,766,038      5.51
 Due 04/09/97..........................................     4,500,000        4,435,565      5.52
Three Rivers Funding:
 Due 01/21/97..........................................     3,859,000        3,847,680      5.51
 Due 01/27/97..........................................     8,046,000        8,015,318      5.51
Working Capital Management, Inc.
 Due 01/13/97..........................................    17,500,000       17,468,675      5.60
                                                                        --------------
  TOTAL COMMERCIAL PAPER (65.4%) ......................                    304,940,844
                                                                        --------------
VARIABLE RATE LIBOR
General Electric Capital Corp.
 Due 06/27/97..........................................     5,000,000        4,997,351      5.72
Goldman Sachs & Co.
 Due 01/13/97..........................................    15,000,000       15,000,406      5.73
Merrill Lynch & Co., Inc.
 Due 03/24/97..........................................    15,000,000       14,998,479      5.76
                                                                        --------------
  TOTAL VARIABLE RATE LIBOR (7.5%) ....................                     34,996,236
                                                                        --------------
VARIABLE RATE SECURITIES (1.1%)
General Electric Capital Corp.
 Due 05/12/97..........................................     5,000,000        5,008,464      5.21
                                                                        --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (96.7%)
 (Amortized Cost $450,833,231) ........................                    450,990,752
OTHER ASSETS LESS LIABILITIES (3.3%)...................                     15,615,442
                                                                        --------------
NET ASSETS (100.0%) ...................................                   $466,606,194
                                                                        ==============

[FN]
------------
* Based on market values at the close of business on December 31, 1996.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------
                                  PRINCIPAL        VALUE
                                    AMOUNT       (NOTE 1)
------------------------------  ------------  -------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE
 OBLIGATIONS (0.5%)
Federal Home Loan
 Mortgage Corp.
 5.75% PAC-1(11), 10/15/11 ....  $   454,373    $   453,379
                                              -------------
MORTGAGE RELATED (28.8%)
Federal Home Loan
 Mortgage Corp:
 7.0% TBA, 12/10/11............    5,900,000      5,898,159
 9.5%, 01/01/20 ...............        4,951          5,329
Federal National Mortgage
 Association:
 8.031%, 05/01/27 (a)..........    1,639,402      1,718,307
 7.0% 7 Year Balloon,
 04/01/03......................      503,023        504,284
 7.0% 7 Year Balloon,
 05/01/03......................      775,588        777,531
 7.0% 7 Year Balloon,
 06/01/03......................    4,828,104      4,840,203
 7.0% 7 Year Balloon,
 07/01/03......................    1,084,899      1,087,619
 7.0% 7 Year Balloon,
 08/01/03......................    2,059,778      2,064,938
Government National Mortgage
 Association:
 8.0%, 06/15/23................      961,303        980,530
 8.0%, 11/15/23................      287,762        293,518
 8.0%, 07/15/24................      294,082        299,964
 8.0%, 09/15/24................      362,341        369,588
 8.0%, 10/15/24................      271,178        276,602
 8.0%, 11/15/24................      278,497        284,067
 8.0%, 03/15/25................      326,433        332,962
 8.0%, 04/15/25................      321,914        328,353
 8.0%, 05/15/25................    1,496,347      1,526,276
 8.0%, 05/15/26................      714,987        729,289
 8.0%, 07/15/26................    3,051,008      3,112,030
                                              -------------
                                                 25,429,549
                                              -------------
U.S. GOVERNMENT & AGENCIES (68.5%)
Federal Home Loan Bank
 5.5%, 01/10/01 ...............  $ 4,500,000    $ 4,373,955
Resolution Funding S.T.R.I.P.S
 Zero Coupon Deb., 04/15/99 ...    5,000,000      4,367,750
Tennessee Valley Authority
 6.5%, 08/20/01 ...............    5,400,000      5,422,787
U.S. Treasury:
 6.125% Note, 08/31/98.........    6,800,000      6,819,128
 6.0% Note, 08/15/99...........   14,000,000     13,995,630
 5.5% Note, 12/31/00...........    6,600,000      6,447,375
 6.625% Note, 06/30/01.........    3,200,000      3,251,002
 6.25% Note, 10/31/01..........    4,000,000      4,002,500
 5.875% Note, 11/30/01.........    3,700,000      3,645,658
 11.875% Bond, 11/15/03........    6,300,000      8,213,625
                                              -------------
                                                 60,539,410
                                              -------------
TOTAL LONG-TERM DEBT SECURITIES (97.8%)
 (Amortized Cost $85,801,169) .                  86,422,338
                                              -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.0%, due 01/02/97............      500,000        499,931
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97............    5,700,000      5,699,097
                                              -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (7.0%) .............                   6,199,028
                                              -------------
TOTAL SHORT-TERM DEBT SECURITIES (7.0%)
 (Amortized Cost $6,199,028) ..                   6,199,028
                                              -------------
TOTAL INVESTMENTS (104.8%)
 (Amortized Cost $92,000,197) .                  92,621,366
OTHER ASSETS LESS LIABILITIES (-4.8%)            (4,236,941)
                                              -------------
NET ASSETS (100.0%)............                 $88,384,425
                                              =============
------------

(a)    Adjustable rate mortgage; stated interest rate in effect at December
       31, 1996.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------  ------------  --------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (8.7%)
Reliance Industries Ltd.
 10.375%, 06/24/16+.............  $ 6,700,000    $  7,253,554
Soc Quimica Y Minera
 7.7%, 09/15/06+................    6,000,000       6,154,620
                                               --------------
 TOTAL BASIC MATERIALS (8.7%) ..                   13,408,174
                                               --------------
CREDIT SENSITIVE
BANKS (4.3%)
Zion's First National Bank
 8.536%, 12/15/26+..............    6,500,000       6,704,945
                                               --------------
FOREIGN GOVERNMENT (13.5%)
Government of Australia
 7.0%, 04/15/00.................   17,250,000      13,819,508
Republic of Poland
 4.0% PDI, 10/27/14(a)..........    8,500,000       7,182,500
                                               --------------
                                                   21,002,008
                                               --------------
INSURANCE (3.3%)
Conseco Finance Trust II
 8.7%, 11/15/26.................    5,050,000       5,076,109
                                               --------------
MORTGAGE RELATED (23.6%)
Chase Manhattan Grantor Trust
 5.2%, 02/15/02.................    5,926,867       5,874,854
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................    7,735,144       7,732,731
Federal National Mortgage
 Association:
 6.5%, 05/01/11.................   13,074,403      12,837,429
 6.5%, 08/01/11.................    2,124,701       2,086,191
 7.0%, 05/01/26.................    8,269,379       8,091,075
                                               --------------
                                                   36,622,280
                                               --------------
UTILITY--ELECTRIC (4.7%)
Empresa Electrica del Norte
 7.75%, 03/15/06+...............  $ 7,165,000    $  7,223,538
                                               --------------
UTILITY--GAS (3.3%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............    5,000,000       5,081,075
                                               --------------
U.S. GOVERNMENT (34.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........   25,290,000      25,511,288
 6.25% Note, 10/31/01...........   14,735,000      14,744,209
 5.75% Note, 08/15/03...........   13,000,000      12,610,000
                                               --------------
                                                   52,865,497
                                               --------------
 TOTAL CREDIT SENSITIVE
 (86.8%)........................                  134,575,452
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (95.5%)
 (Amortized Cost $145,706,771) .                  147,983,626
                                               --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97.............    5,300,000       5,299,161
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.4%)
 (Amortized Cost $5,299,161) ...                    5,299,161
                                               --------------
TOTAL INVESTMENTS (98.9%)
 (Amortized Cost $151,005,932) .                  153,282,787
OTHER ASSETS
 LESS LIABILITIES (1.1%)........                    1,740,685
                                               --------------
NET ASSETS (100.0%).............                 $155,023,472
                                               ==============





















------------
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $32,417,732 or 20.9% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                     NUMBER         VALUE
                                   OF SHARES      (NOTE 1)
-------------------------------  ------------  -------------
COMMON STOCKS AND WARRANTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
Pegasus Media & Communications
 (Class B)*.....................          150    $     45,000
                                               -------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--
 Warrants*......................       11,850         17,775
                                               -------------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants*......................        5,000         20,000
Florists Transworld Corp.
 (Class B)*+....................       18,750         18,750
                                               -------------
 TOTAL CONSUMER CYCLICALS (0.0%)                      38,750
                                               -------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
 Inc.--Warrants*................          618         80,340
                                               -------------
SOAPS & TOILETRIES (0.1%)
Renaissance Cosmetics--
 Warrants*+ ....................        2,000        100,000
                                               -------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                  180,340
                                               -------------
TOTAL COMMON STOCKS
 AND WARRANTS (0.1%)
 (Cost $157,935)................                     281,865
                                               -------------
PREFERRED STOCKS:
BUSINESS SERVICES (3.4%)
PRINTING, PUBLISHING &
 BROADCASTING
Cablevision Systems Corp.
 11.125%, Series M (a)..........       75,495      6,775,676
                                               -------------
TOTAL PREFERRED STOCKS (3.4%)
 (Cost $7,042,039)..............                   6,775,676
                                               -------------
                                   PRINCIPAL
                                       AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (4.9%)
Kaiser Aluminum & Chemical
 10.875%, 10/15/06+.............   $4,000,000      4,240,000
                                               -------------
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02.............    5,500,000      5,527,500
                                               -------------
                                                   9,767,500
                                               -------------
METALS & MINING (1.3%)
Great Lakes Carbon Corp.
 10.0%, 01/01/06................    2,500,000      2,650,000
                                               -------------
PAPER (3.4%)
FSW International
 12.5%, 11/01/06+...............    4,000,000      4,240,000
Maxxam Group Holdings, Inc.
 12.0%, 08/01/03+ ..............    2,500,000      2,550,000
                                               -------------
                                                   6,790,000
                                               -------------

                                  PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
------------------------------  ------------  --------------
STEEL (3.3%)
AK Steel Corp.
 9.125%, 12/15/06+.............   $4,000,000    $ 4,103,752
Ivaco, Inc.
 11.5%, 09/15/05 ..............    2,500,000      2,487,500
                                              --------------
                                                  6,591,252
                                              --------------
 TOTAL BASIC MATERIALS
 (12.9%).......................                  25,798,752
                                              --------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (16.3%)
All American Communications,
 Inc.
 10.875%, 10/15/01.............    4,000,000      4,060,000
Albritton Communications
 9.75%, 11/30/07...............    5,000,000      4,850,000
Goss Graphic Systems, Inc.
 12.0%, 10/15/06 ..............    5,250,000      5,407,500
Grupo Televisa S.A.
 Zero Coupon, 05/15/08 (b) ....    9,000,000      5,940,000
Park Broadcasting, Inc.
 11.75%, 05/15/04+.............    5,000,000      5,875,000
Telemundo Group, Inc.
 7.0%, 02/15/06 (c)............    6,735,000      6,499,275
                                              --------------
                                                 32,631,775
                                              --------------
TRUCKING, SHIPPING (2.1%)
Ryder Trucks Inc.
 10.0%, 12/01/06+..............   4,000,000       4,160,000
                                              --------------
 TOTAL BUSINESS SERVICES (18.4%)                 36,791,775
                                              --------------
CAPITAL GOODS
AEROSPACE (1.8%)
Hawk Corp.
 10.25%, 12/01/03+.............   3,500,000       3,570,000
                                              --------------
MACHINERY (2.1%)
Dictaphone Corp.
 11.75%, 08/01/05..............   4,500,000       4,140,000
                                              --------------
 TOTAL CAPITAL GOODS (3.9%) ...                   7,710,000
                                              --------------
CONSUMER CYCLICALS
AIRLINES (1.0%)
Continental Airlines, Inc.
 9.5%, 12/15/01+ ..............   2,000,000       2,030,000
                                              --------------
AUTO RELATED (1.5%)
Harvard Industries, Inc.
 12.0%, 07/15/04...............   3,500,000       3,027,500
                                              --------------
LEISURE RELATED (4.2%)
American Skiing Corp.
 12.0%, 07/15/06+..............   4,000,000       4,210,000
Waterford Gaming LLC
 12.75%, 11/15/03+.............   4,000,000       4,170,000
                                              --------------
                                                  8,380,000
                                              --------------
RETAIL--GENERAL (2.1%)
Pantry, Inc.
 12.0%, 11/15/00...............   4,500,000       4,241,250
                                              --------------
 TOTAL CONSUMER CYCLICALS (8.8%)                 17,678,750

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                  PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
------------------------------  ------------  --------------
CONSUMER NONCYCLICALS
CONTAINERS (3.0%)
Gaylord Container Corp.
 11.5%, 05/15/01...............   $3,500,000    $  3,780,000
MVE, Inc.
 12.5%, 02/15/02...............    2,000,000       2,160,000
                                              --------------
                                                   5,940,000
                                              --------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Quest Diagnostic, Inc.
 10.75%, 12/15/06..............    3,452,000       3,624,600
Unison Healthcare Corp.
 12.25%, 11/01/06+.............    2,500,000       2,562,500
                                              --------------
                                                   6,187,100
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (6.1%)               12,127,100
                                              --------------
CREDIT SENSITIVE
FOREIGN GOVERNMENT (1.2%)
Republic of Russia
 Floater, 12/15/20 (d).........    4,000,000       2,335,000
                                              --------------
UTILITY--ELECTRIC (1.5%)
AES China Generating Co.
 10.125%, 12/15/06.............    3,000,000       3,120,000
                                              --------------
 TOTAL CREDIT SENSITIVE
 (2.7%)........................                    5,455,000
                                              --------------
ENERGY
OIL--DOMESTIC (7.9%)
Abraxas Petroleum Corp.
 11.5%, 11/01/04+..............    3,500,000       3,718,750
National Energy Group
 10.75%, 11/01/06+.............    6,500,000       6,760,000
TransTexas Gas Corp.
 Zero Coupon, 12/31/03 (b) ....    9,512,000       5,231,600
                                              --------------
                                                  15,710,350
                                              --------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Deeptech International, Inc.
 12.0%, 12/15/00...............    3,500,000       3,675,000
Transamerican Refining Corp.
 Zero Coupon, 02/15/02 (b) ....    6,750,000       5,568,750
                                              --------------
                                                   9,243,750
                                              --------------
 TOTAL ENERGY (12.5%)..........                   24,954,100
                                              --------------
TECHNOLOGY
ELECTRONICS (11.8%)
Advanced Micro Devices
 11.0%, 08/01/03...............    6,000,000       6,510,000
Anacomp, Inc.
 13.0%, 06/04/02 (e)...........   $4,500,000    $  4,826,250
Sullivan Graphic, Inc.
 12.75%, 08/01/05..............    5,000,000       4,825,000
Unisys Corp.:
 12.0%, 04/15/03...............    5,000,000       5,325,000
 11.75%, 10/15/04..............    2,000,000       2,135,000
                                              --------------
                                                  23,621,250
                                              --------------
TELECOMMUNICATIONS (12.8%)
CAI Wireless Systems, Inc.
 12.25%, 09/15/02..............    4,880,000       2,244,800
Celestica International, Inc.
 10.5%, 12/31/06+..............    2,500,000       2,625,000
Colt Telecom Group PLC
 Zero Coupon, 12/15/06 (b) ....    7,000,000       4,200,000
Ionica Corp. PLC
 13.5%, 08/15/06+ (f)..........    6,000,000       6,720,000
Lodgenet Entertainment
 10.25%, 12/15/06+.............    2,500,000       2,506,250
Nextel Communications
 Zero Coupon, 08/15/04 (b) ....    7,000,000       4,777,500
Phonetel Technologies, Inc.
 12.0%, 12/15/06...............    2,500,000       2,587,500
                                              --------------
                                                  25,661,050
                                              --------------
 TOTAL TECHNOLOGY (24.6%) .....                   49,282,300
                                              --------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost
 $174,112,832).................                  179,797,777
                                              --------------




SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.26%, due 01/15/97...........    2,300,000       2,295,296
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97............    8,400,000       8,398,670
                                              --------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (5.4%)..............                   10,693,966
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Amortized Cost $10,693,966) .                   10,693,966
                                              --------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost $192,006,772)              197,549,284
OTHER ASSETS
 LESS LIABILITIES (1.2%).......                    2,496,181
                                              --------------
NET ASSETS (100.0%)............                 $200,045,465
                                              ==============
------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $64,160,002 or 32.1% of net assets.
(a) Dividends may be paid-in-kind or in cash until a specific date; thereafter, all payments will be in cash.
(b) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
(d)    Security purchased on a when issued basis.
(e)    Paid-in-kind.
(f) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                    NUMBER         VALUE
                                   OF SHARES      (NOTE 1)
-------------------------------  -----------  --------------
COMMON STOCKS:
BASIC MATERIALS (1.2%)
CHEMICALS
Dow Chemical Co. ...............     35,000     $  2,743,125
                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
WMX Technologies, Inc. .........     40,000        1,305,000
                                              --------------
PRINTING, PUBLISHING &
 BROADCASTING (3.3%)
Comcast Corp. (Class A) SPL ....     92,000        1,638,750
LibertyMediaGroup(ClassA)*  ...      62,000        1,770,875
Lin Television Corp.*...........     26,000        1,098,500
New York Times Co...............     41,000        1,558,000
Time Warner, Inc................     44,000        1,650,000
                                              --------------
                                                   7,716,125
                                              --------------
TRUCKING, SHIPPING (0.5%)
Xtra Corp.......................     26,500        1,149,438
                                              --------------
 TOTAL BUSINESS SERVICES
 (4.4%).........................                  10,170,563
                                              --------------
CAPITAL GOODS
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Louisiana Pacific Corp. ........     75,000        1,584,375
                                              --------------
ELECTRICAL EQUIPMENT (1.3%)
General Electric Co.............     30,000        2,966,250
                                              --------------
 TOTAL CAPITAL GOODS (2.0%)  ...                   4,550,625
                                              --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.8%)
Reebok International Ltd. ......     45,000        1,890,000
                                              --------------
AUTO RELATED (1.7%)
Goodyear Tire & Rubber Co. .....     76,500        3,930,188
                                              --------------
FOOD SERVICES, LODGING (0.4%)
Brinker International, Inc.* ...     60,000          960,000
                                              --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Black & Decker Corp.............     42,500        1,280,313
Sunbeam Corp. ..................     38,000          978,500
                                              --------------
                                                   2,258,813
                                              --------------
RETAIL--GENERAL (3.7%)
AutoZone, Inc.*.................     51,200        1,408,000
Dayton Hudson Corp..............     58,000        2,276,500
Federated Department Stores,
 Inc.*..........................     38,000        1,296,750
Price/Costco, Inc.*.............     75,000        1,884,374
Sears, Roebuck & Co. ...........     40,000        1,845,000
                                              --------------
                                                   8,710,624
                                              --------------
 TOTAL CONSUMER CYCLICALS (7.6%)                  17,749,625
                                              --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.6%)
Anheuser Busch, Inc. ...........     53,000        2,120,000
Pepsico, Inc....................    135,700        3,969,225
                                              --------------
                                                   6,089,225
                                              --------------
FOODS (5.7%)
Campbell Soup Co................     90,000        7,222,500
General Mills, Inc. ............     35,000        2,218,124
Nabisco Holdings Corp.
 (Class A)......................     54,000     $  2,099,250
Whitman Corp....................     76,000        1,738,500
                                              --------------
                                                  13,278,374
                                              --------------
DRUGS (7.0%)
Amgen, Inc.*....................     12,700          690,570
Bristol-Myers Squibb Co.........     25,000        2,718,750
Centocor, Inc.*.................    101,000        3,610,750
Merck & Co., Inc................    115,200        9,129,600
                                              --------------
                                                  16,149,670
                                              --------------




HOSPITAL SUPPLIES & SERVICES (1.3%)
Abbott Laboratories.............     60,000        3,045,000
                                              --------------
RETAIL--FOOD (0.5%)
Kroger Co.*.....................     23,000        1,069,500
                                              --------------
SOAPS & TOILETRIES (0.5%)
Gillette Corp...................     14,000        1,088,500
                                              --------------
TOBACCO (5.6%)
American Brands, Inc............     42,000        2,084,250
Philip Morris Cos., Inc.  ......     56,500        6,363,313
RJR Nabisco Holdings Corp. .....    135,500        4,607,000
                                              --------------
                                                  13,054,563
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (23.2%)              53,774,832
                                              --------------
CREDIT SENSITIVE
BANKS (5.7%)
Chase Manhattan Corp............     25,200       2,249,100
First Union Corp................     58,000       4,292,000
Morgan (J.P.) & Co., Inc. ......     24,000       2,343,000
Wells Fargo & Co. ..............     16,200       4,369,950
                                              --------------
                                                 13,254,050
                                              --------------
FINANCIAL SERVICES (2.0%)
Dean Witter Discover & Co.  ....     21,000       1,391,250
Merrill Lynch & Co., Inc. ......     40,000       3,260,000
                                              --------------
                                                  4,651,250
                                              --------------
INSURANCE (5.5%)
General Re Corp.................     26,400       4,164,600
ITT Hartford Group, Inc.........     56,600       3,820,500
PMI Group, Inc..................     48,600       2,691,225
Travelers Group, Inc............     45,333       2,056,985
                                              --------------
                                                 12,733,310
                                              --------------
UTILITY--ELECTRIC (4.2%)
Cinergy Corp....................     60,000       2,002,500
FPL Group, Inc..................     43,000       1,978,000
Houston Industries, Inc.........     60,000       1,357,500
NIPSCO Industries, Inc..........     28,000       1,109,500
Pinnacle West Capital Corp. ....     36,000       1,143,000
Texas Utilities Co..............     55,000       2,241,250
                                              --------------
                                                  9,831,750
                                              --------------
UTILITY--GAS (1.2%)
Consolidated Natural Gas Co.  ..     50,000       2,762,500
                                              --------------
UTILITY--TELEPHONE (5.2%)
AT&T Corp.......................    254,100      11,053,349
LCI International, Inc.*........     39,610         851,615
                                              --------------
                                                 11,904,964
                                              --------------
 TOTAL CREDIT SENSITIVE (23.8%).                 55,137,824
                                              --------------

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                    NUMBER         VALUE
                                   OF SHARES      (NOTE 1)
-------------------------------  -----------  --------------
ENERGY
COAL & GAS PIPELINES (0.9%)
MCN Corp. ......................     70,000     $  2,021,250
                                              --------------
OIL--DOMESTIC (0.3%)
Apache Corp.....................     22,000          778,250
                                              --------------
OIL--INTERNATIONAL (5.6%)
Exxon Corp......................     80,000        7,840,000
Mobil Corp......................     42,300        5,171,175
                                              --------------
                                                  13,011,175
                                              --------------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Transocean Offshore, Inc. ......      9,900          619,988
                                              --------------
RAILROADS (1.4%)
Canadian Pacific Ltd............     39,000        1,033,500
Union Pacific Corp..............     39,000        2,344,875
                                              --------------
                                                   3,378,375
                                              --------------
 TOTAL ENERGY (8.5%)............                  19,809,038
                                              --------------
TECHNOLOGY
ELECTRONICS (3.9%)
Atmel Corp.*....................     90,000        2,981,250
National Semiconductor Corp.* ..    153,000        3,729,375
Seagate Technology, Inc.* ......     12,811          506,035
Tyco International Ltd. ........     33,900        1,792,463
                                              --------------
                                                   9,009,123
                                              --------------
OFFICE EQUIPMENT (2.8%)
Compaq Computer Corp.*..........     25,000        1,856,250
International Business Machines
 Corp. .........................     20,000        3,020,000
Xerox Corp......................     30,000        1,578,750
                                              --------------
                                                   6,455,000
                                              --------------
TELECOMMUNICATIONS (4.1%)
ICG Communications, Inc.* ......     21,552          379,854
MFS Communications Co., Inc.* ..      1,045           56,953
Nokia Corp. (ADR)...............     62,000        3,572,750
Scientific Atlanta, Inc.........    100,000        1,500,000
Teleport Communications Group,
 Inc. (Class A)*................     79,700        2,430,850
Vodafone Group PLC (ADR)........     41,000        1,696,374
                                              --------------
                                                   9,636,781
                                              --------------
 TOTAL TECHNOLOGY (10.8%)  .....                  25,100,904
                                              --------------
DIVERSIFIED (0.7%)
MISCELLANEOUS
Allied Signal, Inc..............     27,000        1,809,000
                                              --------------
TOTAL COMMON STOCKS (82.2%)
 (Cost $168,673,703)............                 190,845,536
                                              --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Air Finance Trust
 8.5% Conv. ....................      7,500          502,500
                                              --------------
APPAREL, TEXTILE (0.2%)
Designer Finance Trust
 6.0% Conv. ....................      6,900          319,125
                                              --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                     821,625
                                              --------------
CONSUMER NONCYCLICALS (0.5%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ...................      23,100       $1,201,200
                                              --------------
CREDIT SENSITIVE
BANKS (0.3%)
First Chicago NBD Corp.
 5.75% Conv. Series B..........       7,600          685,900
                                              --------------
FINANCIAL SERVICES (0.1%)
Money Store
 6.5% Conv. ...................      12,000          328,500
                                              --------------
INSURANCE (0.3%)
PennCorp Financial Group, Inc.
 7.0% Conv.+ ..................      10,050          597,975
                                              --------------
 TOTAL CREDIT SENSITIVE
 (0.7%)........................                    1,612,375
                                              --------------
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv.....................      18,700        1,706,375
                                              --------------
TOTAL PREFERRED STOCKS (2.3%)
 (Cost $4,309,492) ............                    5,341,575
                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+...........   490,000          592,900
                                              --------------
PROFESSIONAL SERVICES (0.9%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............   220,000          431,475
Danka Business Systems PLC
 6.75% Conv., 04/01/02...........   470,000          634,500
First Financial Management Corp.
 5.0% Conv., 12/15/99............   655,000        1,101,218
                                               -------------
                                                   2,167,193
                                               -------------
 TOTAL BUSINESS SERVICES (1.2%)                    2,760,093
                                               -------------
CAPITAL GOODS (0.2%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........    510,000         484,500
                                               -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.3%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........    790,000         786,050
                                               -------------
FOOD SERVICES, LODGING (0.5%)
HFS, Inc.
 4.5% Conv., 10/01/99............    320,000       1,059,200
                                               -------------
RETAIL--GENERAL (0.5%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............    500,000         460,000
U.S. Office Products Co.
 5.5% Conv. Sub. Notes,
 02/01/01........................    490,000         637,000
                                               -------------
                                                   1,097,000
                                               -------------
 TOTAL CONSUMER CYCLICALS (1.3%)                   2,942,250
                                               -------------

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------  ------------  --------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ ....   $  500,000    $    538,750
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+.........      505,000        530,250
                                               --------------
                                                   1,069,000
                                               --------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+.........      545,000        587,237
Healthsouth Corp.
 5.0% Conv., 04/01/01...........      270,000        558,563
Phycor, Inc.
 4.5% Conv., 02/01/03...........      540,000        525,825
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05...........      415,000        435,750
                                               --------------
                                                   2,107,375
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (1.4%)                3,176,375
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.9%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+..........      330,000        445,913
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03.........      760,000        760,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ...      365,000        487,731
Safeguard Scientifics
 6.0% Conv., 02/01/06+..........      345,000        376,050
                                               --------------
                                                   2,069,694
                                               --------------
INSURANCE (0.3%)
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+.........      660,000        716,100
                                               --------------
 TOTAL CREDIT SENSITIVE (1.2%)                     2,785,794
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06...........      395,000        489,800
Swift Energy Co.
 6.25% Conv., 11/15/06..........      375,000        411,563
                                               --------------
                                                     901,363
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+......................      370,000        429,200
                                               --------------
 TOTAL ENERGY (0.6%) ...........                   1,330,563
                                               --------------
TECHNOLOGY
ELECTRONICS (4.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+......................      905,000      1,400,487
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 .....   $1,135,000    $ 2,008,950
 7.0% Conv. Sub. Euro,
 03/15/06.......................      100,000        177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05.........      500,000        647,500
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+.........      215,000        314,169
LSI Logic Corp.
 5.5% Conv., 03/15/01+..........      425,000        932,875
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+........      645,000        632,100
Sanmina Corporation
 5.5% Conv., 08/15/02+..........      750,000      1,568,438
SCI Systems, Inc.
 5.0% Conv., 05/01/06...........      780,000        891,150
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+......................      350,000        383,250
3Com Corp.
 10.25% Conv., 11/01/01+........      495,000      1,092,712
                                               --------------
                                                  10,048,631
                                               --------------
TELECOMMUNICATIONS (0.9%)
Bay Networks, Inc.
 5.25%, 05/15/03+...............      270,000        243,675
BBN Corp.
 6.0% Conv., 04/01/12...........      710,000        688,700
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ...    1,020,000      1,056,975
                                               --------------
                                                   1,989,350
                                               --------------
 TOTAL TECHNOLOGY (5.2%)  ......                  12,037,981
                                               --------------
DIVERSIFIED (0.4%)
MISCELLANEOUS
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 .....      585,000      1,159,763
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (11.5%)
 (Amortized Cost $22,329,200) ..                  26,677,319
                                               --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.25%, due 01/02/97............    3,000,000      2,999,563
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97.............    5,900,000      5,899,065
                                               --------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (3.9%) ..............                   8,898,628
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
 (Amortized Cost $8,898,628) ...                   8,898,628
                                               --------------
TOTAL INVESTMENTS (99.9%)
 (Cost/Amortized Cost $204,211,023)              231,763,058
OTHER ASSETS
 LESS LIABILITIES (0.1%)........                     317,330
                                               --------------
NET ASSETS (100.0%) ............                $232,080,388
                                               ==============
------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $14,197,337 or 6.1% of net assets.
      Glossary:
      ADR--American Depository Receipt
                         See Notes to Financial Statements.

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996


                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.5%)
Air Products & Chemicals, Inc.  ...     7,400      $    511,525
Avery Dennison Corp. ..............     7,200          254,700
Dow Chemical Co. ..................    16,100        1,261,837
Dupont (E.I.) de Nemours & Co.  ...    37,300        3,520,187
Eastman Chemical Company...........     5,400          298,350
Ecolab, Inc. ......................     5,000          188,125
FMC Corp.*.........................     2,600          182,325
Goodrich (B.F.) Co. ...............     4,400          178,200
Grace (W.R.) & Co. ................     6,400          331,200
Hercules, Inc. ....................     6,800          294,100
Millipore Corp. ...................     5,000          206,875
Monsanto Co. ......................    38,900        1,512,238
Nalco Chemical Co..................     5,100          184,238
Rohm & Haas Co. ...................     4,200          342,825
Union Carbide Corp. ...............     8,400          343,350
                                                 --------------
                                                     9,610,075
                                                 --------------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp. ........     4,400          205,700
Morton International, Inc. ........    10,100          411,575
Raychem Corp. .....................     3,000          240,375
Sigma-Aldrich Corp. ...............     3,600          224,775
                                                 --------------
                                                     1,082,425
                                                 --------------
METALS & MINING (1.2%)
Alcan Aluminium Ltd................       900           30,262
Alcan Aluminium Ltd. (Canada) .....    14,800          499,908
Aluminum Co. of America............    12,400          790,500
Barrick Gold Corp. ................    23,500          675,625
Cyprus Amax Minerals Co. ..........     7,900          184,663
Engelhard Corp. ...................     9,450          180,731
Freeport-McMoRan
 Copper & Gold, Inc. (Class B) ....    13,600          406,300
Homestake Mining Co. ..............    11,700          166,725
Inco Ltd. .........................    12,000          382,500
Newmont Mining Corp. ..............     6,948          310,923
Phelps Dodge Corp. ................     4,600          310,500
Placer Dome, Inc. .................    17,000          369,750
Reynolds Metals Co. ...............     4,300          242,412
Santa Fe Pacific Gold Corp.  ......    12,420          190,958
                                                 --------------
                                                     4,741,757
                                                 --------------
PAPER (1.3%)
Champion International Corp.  .....     6,400          276,800
Georgia Pacific Corp. .............     6,100          439,200
International Paper Co. ...........    20,225          816,584
James River Corp...................     6,000          198,750
Kimberly Clark Corp. ..............    19,022        1,811,846
Mead Corp. ........................     3,500          203,438
Moore Corp. Ltd. ..................     9,100          185,412
Stone Container Corp. .............    12,400          184,450
Temple Inland, Inc. ...............     3,900          211,087
Union Camp Corp. ..................     4,800          229,200
Westvaco Corp. ....................     7,500          215,625
Willamette Industries, Inc.  ......     3,900          271,538
                                                 --------------
                                                     5,043,930
                                                 --------------
STEEL (0.3%)
Allegheny Teledyne, Inc. ..........    10,600      $    243,800
Bethlehem Steel Corp.*.............    13,600          122,400
Nucor Corp. .......................     6,100          311,100
USX-U.S. Steel Group...............     6,300          197,663
Worthington Industries, Inc.  .....     8,400          152,250
                                                 --------------
                                                     1,027,213
                                                 --------------
 TOTAL BASIC MATERIALS (5.6%) .....                 21,505,400
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc.  .    14,100          370,125
Johnson Controls, Inc. ............     2,800          232,050
WMX Technologies, Inc. ............    32,300        1,053,788
                                                 --------------
                                                     1,655,963
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (1.9%)
Comcast Corp. (Class A) SPL........    21,600          384,750
Deluxe Corp. ......................     6,500          212,875
Donnelley (R.R.) & Sons Co.  ......    10,000          313,750
Dow Jones & Co., Inc. .............     6,400          216,800
Dun & Bradstreet Corp. ............    12,100          287,375
Gannett Co. .......................     9,300          696,338
Jostens, Inc. .....................     8,692          183,619
King World Productions, Inc.* .....     5,200          191,750
Knight-Ridder, Inc. ...............     6,600          252,450
McGraw-Hill Companies, Inc.  ......     6,600          304,425
New York Times Co. ................     6,900          262,200
TCI Group (Class A)*...............    44,000          574,750
Time Warner, Inc. .................    37,700        1,413,750
Times Mirror Co. (Class A).........     6,600          328,350
Tribune Co. .......................     4,100          323,387
U.S. West Media Group*.............    41,400          765,900
Viacom, Inc. (Class A)*............     1,000           34,500
Viacom, Inc. (Class B)*............    22,500          784,687
                                                 --------------
                                                     7,531,656
                                                 --------------
PROFESSIONAL SERVICES (0.4%)
Block (H&R), Inc. .................     7,200          208,800
Ceridian Corp.*....................     5,000          202,500
Cognizant Corp. ...................    11,400          376,200
Interpublic Group Cos., Inc.  .....     5,400          256,500
Service Corp. International........    15,400          431,215
                                                 --------------
                                                     1,475,215
                                                 --------------
TRUCKING, SHIPPING (0.3%)
Federal Express Corp.*.............     7,800          347,100
Laidlaw, Inc. (Class B)............    20,800          239,200
Ryder System, Inc. ................     6,700          188,437
                                                 --------------
                                                       774,737
                                                 --------------
 TOTAL BUSINESS SERVICES (3.0%) ...                 11,437,571
                                                 --------------
CAPITAL GOODS
AEROSPACE (2.2%)
Boeing Co. ........................    24,267        2,581,402
General Dynamics Corp. ............     4,600          324,300
Lockheed Martin Corp. .............    12,704        1,162,416
McDonnell Douglas Corp. ...........    14,000          896,000
Northrop Grumman Corp. ............     4,000          331,000
Raytheon Co. ......................    15,600          750,750

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
Rockwell International Corp.  .....     15,900     $    967,913
TRW, Inc. .........................      8,400         415,800
United Technologies Corp. .........     15,900       1,049,400
                                                 --------------
                                                     8,478,981
                                                 --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Armstrong World Industries, Inc.  .      2,900         201,550
Crane Co. .........................      6,600         191,400
Louisiana Pacific Corp. ...........      8,600         181,675
Masco Corp. .......................     11,500         414,000
Owens Corning......................      4,600         196,075
PPG Industries, Inc. ..............     12,100         679,113
Sherwin Williams Co. ..............      5,800         324,800
Weyerhaeuser Co. ..................     13,300         630,087
                                                 --------------
                                                     2,818,700
                                                 --------------
ELECTRICAL EQUIPMENT (3.5%)
Emerson Electric Co. ..............     14,800       1,431,900
General Electric Co. ..............    110,100      10,886,138
Grainger (W.W.), Inc. .............      3,700         296,925
Thomas & Betts Corp................      4,200         186,375
Westinghouse Electric Corp.  ......     28,100         558,487
                                                 --------------
                                                    13,359,825
                                                 --------------
MACHINERY (1.3%)
Case Corp. ........................      4,900         267,050
Caterpillar, Inc. .................     12,700         955,675
Cooper Industries, Inc. ...........      7,200         303,300
Cummins Engine, Inc. ..............      4,400         202,400
Deere & Co.........................     17,200         698,750
Dover Corp. .......................      7,500         376,875
Fluor Corp. .......................      5,800         363,950
Foster Wheeler Corp. ..............      5,100         189,338
General Signal Corp. ..............      4,500         192,375
Harnischfeger Industries Corp.  ...      4,100         197,312
Illinois Tool Works, Inc...........      8,200         654,975
Ingersoll Rand Co. ................      7,300         324,850
Pall Corp..........................      8,200         209,100
Parker-Hannifin Corp. .............      5,300         205,375
                                                 --------------
                                                     5,141,325
                                                 --------------
 TOTAL CAPITAL GOODS (7.7%)........                 29,798,831
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.*.........................      5,700         502,313
Delta Air Lines, Inc...............      4,700         333,113
Southwest Airlines Co. ............      9,100         201,337
USAir Group, Inc.*.................      7,400         172,975
                                                 --------------
                                                     1,209,738
                                                 --------------
APPAREL, TEXTILE (0.6%)
Fruit of the Loom, Inc.*...........      5,000         189,375
Liz Claiborne, Inc. ...............      4,700         181,537
National Service Industries, Inc.        5,200         194,350
Nike, Inc. (Class B)...............     18,600       1,111,350
Reebok International Ltd. .........      5,200         218,400
Russell Corp. .....................      6,500         193,375
VF Corp. ..........................      4,200         283,500
                                                 --------------
                                                     2,371,887
                                                 --------------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. ..........      7,400     $    146,150
Dana Corp. ........................      6,200         202,275
Eaton Corp. .......................      5,600         390,600
Echlin, Inc. ......................      5,500         173,938
Genuine Parts Co...................      8,500         378,250
Goodyear Tire & Rubber Co..........      9,100         467,512
Snap-On, Inc. .....................      5,050         179,906
                                                 --------------
                                                     1,938,631
                                                 --------------
AUTOS & TRUCKS (1.8%)
Chrysler Corp. ....................     47,800       1,577,400
Ford Motor Co. ....................     77,800       2,479,875
General Motors Corp. ..............     49,600       2,765,200
Paccar, Inc........................      2,800         190,400
                                                 --------------
                                                     7,012,875
                                                 --------------
FOOD SERVICES, LODGING (0.9%)
Harrah's Entertainment, Inc.* .....     10,500         208,688
HFS, Inc.*.........................      8,700         519,825
Marriott International, Inc.  .....      8,500         469,625
McDonald's Corp. ..................     45,500       2,058,875
Wendy's International, Inc.  ......      9,000         184,500
                                                 --------------
                                                     3,441,513
                                                 --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.4%)
Black & Decker Corp. ..............      6,200         186,775
Maytag Corp. ......................      9,100         179,725
Newell Co. ........................     10,500         330,750
Rubbermaid, Inc. ..................     10,800         245,700
Stanley Works......................      6,600         178,200
Whirlpool Corp. ...................      5,200         242,450
Zenith Electronics Corp.*..........      1,205          13,104
                                                 --------------
                                                     1,376,704
                                                 --------------
LEISURE RELATED (1.5%)
American Greetings Corp. ..........      7,100         201,463
Brunswick Corp. ...................      7,700         184,800
CUC International, Inc.*...........     26,050         618,687
Disney (Walt) Co. .................     45,100       3,140,087
Hasbro, Inc. ......................      6,400         248,800
Hilton Hotels Corp. ...............     16,400         428,450
ITT Corp.*.........................      8,100         351,338
Mattel, Inc........................     17,743         492,368
                                                 --------------
                                                     5,665,993
                                                 --------------
PHOTO & OPTICAL (0.6%)
Allergan, Inc. ....................      5,400         192,375
Bausch & Lomb, Inc.................      5,200         182,000
Eastman Kodak Co. .................     21,400       1,717,350
Polaroid Corp. ....................      4,100         178,350
                                                 --------------
                                                     2,270,075
                                                 --------------
RETAIL--GENERAL (3.7%)
Circuit City Stores, Inc. .........      7,100         213,888
CVS Corp. .........................      7,000         289,625
Dayton Hudson Corp. ...............     14,400         565,200
Dillard Department Stores, Inc.
 (Class A).........................      7,600         234,650
Federated Department Stores,
 Inc.*.............................     13,800         470,925

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
Gap, Inc. .........................     18,900     $    569,362
Harcourt General, Inc. ............      4,600         212,175
Home Depot, Inc. ..................     32,000       1,604,000
K-Mart Corp.*......................     32,200         334,075
Limited, Inc. .....................     18,000         330,750
Lowe's Cos., Inc. .................     11,500         408,250
May Department Stores Co. .........     16,800         785,400
Nordstrom, Inc.....................      5,400         191,362
Penney (J.C.), Inc.................     15,400         750,750
Pep Boys Manny Moe & Jack..........      5,500         169,125
Price/Costco, Inc.*................     13,100         329,138
Rite Aid Corp. ....................      8,200         325,950
Sears, Roebuck & Co. ..............     26,100       1,203,863
Tandy Corp. .......................      4,300         189,200
TJX Cos., Inc......................      5,300         251,088
Toys R Us, Inc.*...................     18,300         549,000
Tupperware Corp. ..................      4,200         225,225
Wal-Mart Stores, Inc. .............    152,700       3,493,012
Walgreen Co. ......................     16,400         656,000
Woolworth Corp.*...................      9,400         205,625
                                                 --------------
                                                    14,557,638
                                                 --------------
 TOTAL CONSUMER CYCLICALS (10.3%)                   39,845,054
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.7%)
Anheuser Busch, Inc. ..............     33,700       1,348,000
Brown Forman Corp. (Class B) ......      4,700         215,025
Coca-Cola Co. .....................    165,900       8,730,488
Pepsico, Inc. .....................    103,100       3,015,675
Seagram Ltd. ......................     25,200         976,500
                                                 --------------
                                                    14,285,688
                                                 --------------
CONTAINERS (0.2%)
Bemis, Inc. .......................      5,300         195,437
Crown Cork & Seal Co., Inc.  ......      8,300         451,313
                                                 --------------
                                                       646,750
                                                 --------------
DRUGS (6.3%)
ALZA Corp. (Class A)*..............      7,300         188,888
American Home Products Corp.  .....     42,400       2,485,700
Amgen, Inc.*.......................     17,600         957,000
Bristol-Myers Squibb Co. ..........     33,300       3,621,375
Lilly (Eli) & Co. .................     36,700       2,679,100
Merck & Co., Inc. .................     80,400       6,371,700
Pharmacia & Upjohn, Inc. ..........     33,890       1,342,891
Pfizer, Inc. ......................     42,800       3,547,050
Schering Plough Corp. .............     24,700       1,599,325
Warner-Lambert Co. ................     18,100       1,357,500
                                                 --------------
                                                    24,150,529
                                                 --------------
FOODS (2.5%)
Archer Daniels Midland Co. ........     36,074         793,628
Campbell Soup Co. .................     15,500       1,243,875
ConAgra, Inc. .....................     16,000         796,000
CPC International, Inc. ...........      9,500         736,250
General Mills, Inc. ...............     10,400         659,100
Heinz (H.J.) Co. ..................     24,350         870,513
Hershey Foods Corp. ...............     10,200         446,250
Kellogg Co. .......................     14,000         918,750
Pioneer Hi Bred International,
 Inc. .............................      5,500         385,000
Quaker Oats Co. ...................      9,000         343,125
Ralston Purina Group...............      7,000         513,625
Sara Lee Corp. ....................     32,100     $ 1,195,725
Whitman Corp. .....................      9,000         205,875
Wrigley (Wm.), Jr. Co. ............      7,700         433,125
                                                 --------------
                                                     9,540,841
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories................     51,600       2,618,700
Baxter International, Inc. ........     18,100         742,100
Becton Dickinson & Co. ............      8,300         360,012
Biomet, Inc. ......................     12,400         187,550
Boston Scientific Corp.*...........     11,800         708,000
Columbia/HCA Healthcare Corp. .....     44,600       1,817,450
Guidant Corp. .....................      4,900         279,300
Humana, Inc.*......................     11,200         214,200
Johnson and Johnson................     88,500       4,402,875
Medtronic, Inc. ...................     15,900       1,081,200
Mallinckrodt, Inc. ................      5,100         225,037
Saint Jude Medical, Inc.*..........      5,750         245,093
Tenet Healthcare Corp.*............     14,400         315,000
United Healthcare Corp. ...........     12,300         553,500
U.S. Surgical Corp. ...............      5,200         204,750
                                                 --------------
                                                    13,954,767
                                                 --------------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................     16,800         598,500
American Stores Co. ...............      9,700         396,488
Giant Food, Inc. (Class A).........      5,500         189,750
Kroger Co.*........................      8,400         390,600
Supervalu, Inc. ...................      6,800         192,950
Sysco Corp. .......................     11,900         388,238
Winn Dixie Stores, Inc. ...........     10,100         319,412
                                                 --------------
                                                     2,475,938
                                                 --------------
SOAPS & TOILETRIES (2.9%)
Avon Products, Inc. ...............      9,500         542,688
Clorox Co. ........................      3,700         371,387
Colgate Palmolive Co. .............      9,800         904,050
Gillette Corp. ....................     29,800       2,316,950
International Flavors &
 Fragrances, Inc. .................      7,700         346,500
Procter & Gamble Co................     45,600       4,902,000
Unilever N.V. .....................     10,700       1,875,175
                                                 --------------
                                                    11,258,750
                                                 --------------
TOBACCO (2.0%)
American Brands, Inc. .............     11,300         560,763
Loews Corp. .......................      7,600         716,300
Philip Morris Cos., Inc. ..........     54,000       6,081,750
UST, Inc. .........................     13,300         430,587
                                                 --------------
                                                     7,789,400
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (21.8%)                84,102,663
                                                 --------------
CREDIT SENSITIVE
BANKS (7.5%)
Ahmanson (H.F.) & Co. .............      7,000         227,500
Banc One Corp. ....................     28,380       1,220,340
Bank of Boston Corp. ..............     10,100         648,925
Bank of New York Co. ..............     26,000         877,500
BankAmerica Corp. .................     23,800       2,374,050
Bankers Trust New York Corp.  .....      5,700         491,625
Barnett Banks, Inc. ...............     12,900         530,513
Boatmen's Bancshares, Inc. ........     10,300         664,350
Chase Manhattan Corp. .............     29,140       2,600,745

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
Citicorp...........................    31,200      $ 3,213,600
Comerica, Inc. ....................     7,100          371,863
CoreStates Financial Corp. ........    14,800          767,750
Fifth Third Bancorp................     7,000          439,687
First Bank Systems.................     8,900          607,425
First Chicago NBD Corp. ...........    21,149        1,136,759
First Union Corp. .................    18,845        1,394,530
Golden West Financial Corp.  ......     4,100          258,812
Great Western Financial Corp.  ....     9,700          281,300
KeyCorp. ..........................    14,900          752,450
Mellon Bank Corp. .................     8,600          610,600
Morgan (J.P.) & Co., Inc. .........    12,400        1,210,550
National City Corp. ...............    14,700          659,663
NationsBank Corp. .................    19,100        1,867,025
Norwest Corp. .....................    24,600        1,070,100
PNC Bank Corp. ....................    22,600          850,325
Republic New York Corp. ...........     3,900          318,337
Suntrust Banks, Inc. ..............    14,800          728,900
U.S. Bancorp.......................    10,000          449,375
Wachovia Corp. ....................    11,000          621,500
Wells Fargo & Co. .................     6,200        1,672,450
                                                 --------------
                                                    28,918,549
                                                 --------------
FINANCIAL SERVICES (2.0%)
American Express Co. ..............    31,400        1,774,100
Beneficial Corp. ..................     3,600          228,150
Dean Witter Discover & Co. ........    10,700          708,875
Fleet Financial Group, Inc.  ......    17,379          866,778
Green Tree Financial Corp. ........     9,100          351,488
Household International, Inc.  ....     6,400          590,400
MBIA, Inc. ........................     2,900          293,625
MBNA Corp. ........................    14,750          612,125
Merrill Lynch & Co., Inc. .........    10,900          888,350
Morgan Stanley Group, Inc. ........    10,100          576,962
Salomon, Inc. .....................     7,200          339,300
Transamerica Corp. ................     4,400          347,600
                                                 --------------
                                                     7,577,753
                                                 --------------
INSURANCE (3.8%)
Aetna, Inc. .......................     9,943          795,440
Allstate Corp. ....................    29,238        1,692,149
American General Corp. ............    13,400          547,725
American International Group, Inc.     30,950        3,350,338
Aon Corp. .........................     7,100          441,088
Chubb Corp. .......................    11,500          618,125
CIGNA Corp. .......................     5,000          683,125
General Re Corp. ..................     5,400          851,850
ITT Hartford Group, Inc. ..........     7,700          519,750
Jefferson-Pilot Corp. .............     4,700          266,137
Lincoln National Corp. Industries .     6,900          362,250
Marsh & McLennan Cos., Inc.  ......     4,700          488,800
MGIC Investment Corp. .............     4,200          319,200
Providian Corp. ...................     6,200          318,525
Safeco Corp. ......................     8,300          327,331
Saint Paul Cos., Inc. .............     5,500          322,438
Torchmark Corp.....................     4,600          232,300
Travelers Group, Inc...............    42,500        1,928,438
UNUM Corp. ........................     4,800          346,800
USF&G Corp. .......................     9,100          189,962
USLIFE Corp. ......................     5,800          192,850
                                                 --------------
                                                    14,794,621
                                                 --------------
MORTGAGE RELATED (1.0%)
Federal Home Loan
 Mortgage Corp. ...................    11,900      $ 1,310,488
Federal National Mortgage
 Association.......................    72,400        2,696,900
                                                 --------------
                                                     4,007,388
                                                 --------------
UTILITY--ELECTRIC (2.8%)
American Electric Power, Inc.  ....    12,400          509,950
Baltimore Gas & Electric Co. ......     9,800          262,150
Carolina Power & Light Co..........    10,100          368,650
Central & South West Corp..........    14,000          358,750
Cinergy Corp. .....................    10,513          350,871
Consolidated Edison Co. N.Y., Inc.     15,600          456,300
Dominion Resources, Inc. ..........    12,000          462,000
DTE Energy Co. ....................     9,600          310,800
Duke Power Co. ....................    13,400          619,750
Edison International...............    28,800          572,400
Entergy Corp. .....................    15,300          424,575
FPL Group, Inc. ...................    12,100          556,600
GPU, Inc...........................     8,000          269,000
Houston Industries, Inc............    15,600          352,950
Niagara Mohawk Power Co.*..........    17,900          176,763
Northern States Power Co...........     4,900          224,787
Ohio Edison Co. ...................    10,100          229,775
Pacific Gas & Electric Co. ........    27,400          575,400
Pacificorp.........................    19,600          401,800
Peco Energy Co. ...................    14,800          373,700
PP&L Resources, Inc. ..............    11,500          264,500
Public Service Enterprise Group ...    15,800          430,550
Southern Co. ......................    44,700        1,011,337
Texas Utilities Co.................    14,900          607,175
Unicom Corporation.................    14,300          387,887
Union Electric Co. ................     6,800          261,800
                                                 --------------
                                                    10,820,220
                                                 --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc...........     3,900          248,137
Consolidated Natural Gas Co.  .....     6,300          348,075
ENRON Corp. .......................    16,900          728,813
Nicor, Inc. .......................     5,200          185,900
Peoples Energy Corp. ..............     5,800          196,475
                                                 --------------
                                                     1,707,400
                                                 --------------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. ......................     13,400         420,425
Ameritech Corp. ...................     36,400       2,206,750
AT&T Corp..........................    107,400       4,671,900
Bell Atlantic Corp. ...............     29,000       1,877,750
BellSouth Corp. ...................     65,900       2,660,712
GTE Corp. .........................     63,800       2,902,900
NYNEX Corp. .......................     29,200       1,405,250
Pacific Telesis Group..............     28,400       1,043,700
SBC Communications, Inc............     40,000       2,070,000
Sprint Corp. ......................     28,500       1,136,437
U.S. West Communications Group ....     31,700       1,022,325
WorldCom, Inc.*....................     28,300         737,569
                                                 --------------
                                                    22,155,718
                                                 --------------
 TOTAL CREDIT SENSITIVE (23.3%) ...                 89,981,649
                                                 --------------

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
ENERGY
COAL & GAS PIPELINES (0.8%)
Burlington Resources, Inc. ........     8,200      $    413,075
Coastal Corp. .....................     7,000          342,125
Pacific Enterprises Ltd. ..........     6,400          194,400
Panenergy Corp. ...................    10,000          450,000
Praxair, Inc. .....................    10,400          479,700
Sonat, Inc. .......................     5,700          293,550
Tenneco, Inc. .....................    11,300          509,913
Williams Cos., Inc. ...............    10,350          388,125
                                                 --------------
                                                     3,070,888
                                                 --------------
OIL--DOMESTIC (2.2%)
Amerada Hess Corp. ................     6,100          353,037
Amoco Corp. .......................    32,600        2,624,300
Ashland, Inc. .....................     4,800          210,600
Atlantic Richfield Co. ............    10,600        1,404,500
Kerr McGee Corp. ..................     3,300          237,600
Louisiana Land & Exploration Corp.      3,300          176,963
Occidental Petroleum Corp. ........    22,900          535,288
Oryx Energy Co.*...................     8,000          198,000
Pennzoil Co........................     3,300          186,450
Phillips Petroleum Co. ............    17,300          765,524
Sun, Inc. .........................     7,600          185,250
Union Pacific Resources Group,
 Inc. .............................    16,408          479,934
Unocal Corp. ......................    16,400          666,250
USX-Marathon Group.................    19,800          472,725
                                                 --------------
                                                     8,496,421
                                                 --------------
OIL--INTERNATIONAL (5.7%)
Chevron Corp. .....................    43,300        2,814,500
Exxon Corp. .......................    82,700        8,104,600
Mobil Corp. .......................    26,100        3,190,725
Royal Dutch Petroleum Co. (ADR) ...    35,500        6,061,625
Texaco, Inc. ......................    17,500        1,717,188
                                                 --------------
                                                    21,888,638
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Baker Hughes, Inc. ................     9,500          327,750
Dresser Industries, Inc. ..........    11,600          359,600
Halliburton Co. ...................     8,300          500,075
McDermott International, Inc.  ....    11,900          197,838
Rowan Cos., Inc.*..................     8,900          201,363
Schlumberger, Ltd. ................    16,300        1,627,962
Western Atlas, Inc.*...............     3,900          276,412
                                                 --------------
                                                     3,491,000
                                                 --------------
RAILROADS (0.9%)
Burlington Northern Santa Fe ......    10,151          876,793
Conrail, Inc. .....................     5,647          562,582
CSX Corp. .........................    14,400          608,400
Norfolk Southern Corp. ............     8,300          726,250
Union Pacific Corp. ...............    16,200          974,025
                                                 --------------
                                                     3,748,050
                                                 --------------
 TOTAL ENERGY (10.5%)..............                 40,694,997
                                                 --------------
TECHNOLOGY
ELECTRONICS (5.0%)
Advanced Micro Devices, Inc.* .....     9,900          254,925
AMP, Inc...........................    14,500          556,438
Applied Materials, Inc.*...........    11,900      $    427,656
Bay Networks, Inc.*................    13,700          285,988
Cabletron Systems, Inc.*...........    10,300          342,475
Cisco Systems, Inc.*...............    43,200        2,748,600
EMC Corp.*.........................    15,400          510,125
General Instrument Corp.*..........     9,100          196,788
Harris Corp. ......................     3,000          205,875
Intel Corp. .......................    54,300        7,109,906
ITT Industries, Inc. ..............     8,400          205,800
LSI Logic Corp.*...................     8,900          238,075
Micron Technology, Inc.............    13,800          401,925
Motorola, Inc. ....................    39,200        2,405,900
National Semiconductor Corp.* .....     9,200          224,250
Perkin-Elmer Corp..................     3,600          211,950
Seagate Technology, Inc.*..........    14,200          560,900
Tektronix, Inc. ...................     3,700          189,625
Texas Instruments, Inc. ...........    12,600          803,250
Tyco International, Ltd. ..........    10,400          549,900
3Com Corp.*........................    11,500          843,812
                                                 --------------
                                                    19,274,163
                                                 --------------
OFFICE EQUIPMENT (3.7%)
Amdahl Corp.*......................    14,400          174,600
Apple Computer, Inc.*..............     8,600          179,525
Compaq Computer Corp.*.............    17,900        1,329,075
Dell Computer Corp.*...............    11,900          632,188
Digital Equipment Corp.*...........    10,300          374,663
Hewlett-Packard Co. ...............    67,300        3,381,825
Honeywell, Inc.....................     8,400          552,300
International Business Machines
 Corp. ............................    34,300        5,179,300
Pitney Bowes, Inc..................     9,800          534,100
Sun Microsystems, Inc.*............    24,300          624,206
Unisys Corp.*......................     3,200           21,600
Xerox Corp. .......................    21,500        1,131,437
                                                 --------------
                                                    14,114,819
                                                 --------------
OFFICE EQUIPMENT SERVICES (3.2%)
Autodesk, Inc. ....................     6,700          187,600
Automatic Data Processing, Inc.  ..    19,300          827,488
Computer Associates International,
 Inc. .............................    24,250        1,206,438
Computer Sciences Corp.*...........     5,100          418,838
First Data Corp. ..................    29,800        1,087,700
Microsoft Corp.*...................    79,200        6,543,900
Novell, Inc.*......................    25,700          243,345
Oracle Corp.*......................    43,525        1,817,169
Silicon Graphics, Inc.*............    12,500          318,750
                                                 --------------
                                                    12,651,228
                                                 --------------
TELECOMMUNICATIONS (1.6%)
AirTouch Communications, Inc.* ....    33,300          840,825
Andrew Corp.*......................     4,175          221,536
Cox Communications Inc.
 (Class A)*........................        95            2,197
DSC Communications Corp.*..........    10,300          184,113
Lucent Technologies, Inc...........    42,094        1,946,848
MCI Communications Corp............    45,400        1,484,012
Northern Telecommunications Ltd.  .    17,100        1,058,062
Tellabs, Inc.*.....................    12,600          474,075
                                                 --------------
                                                     6,211,668
                                                 --------------
 TOTAL TECHNOLOGY (13.5%)..........                 52,251,878
                                                 --------------

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Alco Standard Corp. ...............     8,800      $     454,300
Allied Signal, Inc. ...............    18,800         1,259,600
Corning, Inc. .....................    15,200           703,000
Minnesota Mining & Manufacturing
 Co. ..............................    27,700         2,295,637
Textron, Inc. .....................     5,500           518,375
                                                 --------------
 TOTAL DIVERSIFIED (1.4%)..........                   5,230,912
                                                 --------------
TOTAL COMMON STOCKS (97.1%)
 (Cost $312,422,283)...............                 374,848,955
                                                 --------------


                                      PRINCIPAL        VALUE
                                        AMOUNT       (NOTE 1)
-----------------------------------  ----------- --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97..........      $7,700,000      $  7,698,780
U.S. Treasury
 5.0%, due 02/20/97** .......         500,000           496,521
                                                  -------------
 TOTAL U.S. GOVERNMENT &
  AGENCIES (2.1%)............                         8,195,301
                                                  -------------
TOTAL SHORT-TERM DEBT SECURITIES (2.1%)
 (Amortized Cost
 $8,195,301).................                         8,195,301
                                                  -------------
TOTAL INVESTMENTS (99.2%) ...
 (Cost/Amortized Cost $320,617,584)                 383,044,256
OTHER ASSETS
 LESS LIABILITIES (0.8%) ....                         3,204,925
                                                  -------------
NET ASSETS (100.0%)..........                      $386,249,181
                                                  =============


Financial Futures Contracts outstanding at December 31, 1996:



                        EXPIRATION       NUMBER        ORIGINAL      VALUE AT      UNREALIZED
DESCRIPTION                DATE       OF CONTRACTS      VALUE        12/31/96     DEPRECIATION
--------------------  ------------  --------------  ------------  ------------  --------------
LONG S&P 500 INDEX*        3/97            21         $7,986,250    $7,817,250     $(169,000)

------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996


                                       NUMBER         VALUE
                                     OF SHARES       (NOTE 1)
---------------------------------  ------------  --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (1.0%)
Grace (W.R.) & Co. ...............     356,100    $  18,428,175
Monsanto Co.......................   1,245,000       48,399,375
                                                 --------------
 TOTAL BASIC MATERIALS (1.0%) ....                   66,827,550
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
WMX Technologies, Inc. ...........     900,000       29,362,500
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Chris Craft Industries, Inc.
 (Class B)*++ ....................   1,190,444       49,849,843
Comcast Corp. (Class A) SPL ......   1,031,800       18,378,938
Liberty Media Group (Class A)* ...   1,523,309       43,509,513
TCI Group (Class A)*..............   9,094,236      118,793,458
TCI Satellite Entertainment, Inc.
 (Class A)*.......................     919,423        9,079,302
Time Warner, Inc..................     190,000        7,125,000
U.S. West Media Group*............     855,000       15,817,500
                                                 --------------
                                                    262,553,554
                                                 --------------
PROFESSIONAL SERVICES (2.4%)
ADT Ltd.*.........................     446,000       10,202,250
Ceridian Corp.*++.................   3,665,000      148,432,500
Cognizant Corp. ..................     130,000        4,290,000
                                                 --------------
                                                    162,924,750
                                                 --------------
 TOTAL BUSINESS SERVICES (6.8%) ..                  454,840,804
                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
LoralSpace&Communications*(a)        1,540,000       28,297,500
                                                 --------------
ELECTRICAL EQUIPMENT (0.6%)
Westinghouse Electric Corp.  .....   1,785,000       35,476,875
                                                 --------------
 TOTAL CAPITAL GOODS (1.0%) ......                   63,774,375
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.5%)
Delta Air Lines, Inc..............     200,000       14,175,000
Northwest Airlines Corp.
 (Class A)*.......................      93,300        3,650,363
UAL Corp.*........................     291,700       18,231,250
                                                 --------------
                                                     36,056,613
                                                 --------------
LEISURE RELATED (3.6%)
CUC International, Inc.*(a) ......   6,618,700      157,194,125
Disney (Walt) Co..................     153,000       10,652,625
Hasbro, Inc.......................     336,100       13,065,888
ITT Corp.*........................   1,322,600       57,367,775
                                                 --------------
                                                    238,280,413
                                                 --------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ................     837,700       67,225,425
                                                 --------------
RETAIL--GENERAL (6.3%)
AutoZone, Inc.*...................   4,470,100      122,927,750
CompUSA, Inc.*(a).................   3,167,600       65,331,750
Home Depot, Inc...................     701,000     $  35,137,625
Lowe's Cos., Inc..................   1,741,400       61,819,700
Sears, Roebuck & Co. .............   1,950,500       89,966,813
Wal-Mart Stores, Inc. ............   1,766,000       40,397,250
                                                 --------------
                                                    415,580,888
                                                 --------------
 TOTAL CONSUMER CYCLICALS (11.4%)                   757,143,339
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.2%)
Pepsico, Inc......................     421,000       12,314,250
                                                 --------------
DRUGS (4.6%)
Amgen, Inc.*......................     150,000        8,156,250
Astra AB (A Shares)...............   1,290,000       63,750,955
Merck & Co., Inc..................   1,849,200      146,549,100
Pfizer, Inc. .....................     925,000       76,659,375
Schering Plough Corp..............     200,000       12,950,000
                                                 --------------
                                                    308,065,680
                                                 --------------
HOSPITAL SUPPLIES &
 SERVICES (2.3%)
Abbott Laboratories ..............   1,150,000       58,362,500
Boston Scientific Corp.*..........      70,100        4,206,000
Healthsource, Inc.*...............      83,000        1,089,375
Medtronic, Inc....................     992,900       67,517,200
Saint Jude Medical, Inc.*.........     114,600        4,884,825
United Healthcare Corp............     333,500       15,007,500
                                                 --------------
                                                    151,067,400
                                                 --------------
TOBACCO (5.0%)
Loews Corp........................   2,068,500      194,956,125
Philip Morris Cos., Inc. .........   1,180,300      132,931,288
                                                 --------------
                                                    327,887,413
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (12.1%)                799,334,743
                                                 --------------
CREDIT SENSITIVE
BANKS (5.6%)
Chase Manhattan Corp..............   1,183,768      105,651,294
CoreStates Financial Corp.  ......     295,000       15,303,125
First Chicago NBD Corp............     891,700       47,928,875
First Union Corp..................   1,055,000       78,070,000
Morgan (J.P.) & Co., Inc..........      84,900        8,288,363
NationsBank Corp..................   1,178,000      115,149,500
                                                 --------------
                                                    370,391,157
                                                 --------------
FINANCIAL SERVICES (2.3%)
American Express Co...............   1,505,000       85,032,500
Dean Witter Discover & Co.  ......     556,583       36,873,624
Household International, Inc. ....     103,000        9,501,750
MBNA Corp. .......................     527,300       21,882,950
                                                 --------------
                                                    153,290,824
                                                 --------------
INSURANCE (13.2%)
Allstate Corp.....................   1,851,647      107,164,070
American International Group,
 Inc. ............................   2,540,050      274,960,413
ITT Hartford Group, Inc. .........   1,128,600       76,180,500
PMI Group, Inc....................     808,700       44,781,763

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                     OF SHARES       (NOTE 1)
---------------------------------  ------------   --------------
Progressive Corp. ................    1,213,800   $   81,779,775
TIG Holdings, Inc. ...............    1,159,800       39,288,225
Travelers Group, Inc. ............    5,535,665      251,180,799
                                                  --------------
                                                     875,335,545
                                                  --------------
MORTGAGE RELATED (0.4%)
Federal National Mortgage
 Association......................      693,000       25,814,250
                                                  --------------
REAL ESTATE (2.9%)
CBL & Associates Properties,
 Inc.++ ..........................    1,077,200       27,872,550
Essex Property Trust, Inc.  ......      292,200        8,583,375
First Industrial Realty Trust ....      213,000        6,469,875
Macerich Co. .....................      717,500       18,744,688
Manufactured Home Communities ....      338,000        7,858,500
Regency Realty Corp.++............      623,700       16,372,125
Simon Debartolo Group, Inc. ......    1,443,000       44,733,000
Spieker Properties, Inc...........    1,307,200       47,059,200
Summit Properties, Inc............      519,100       11,485,088
Sun Communities, Inc. ............      161,000        5,554,500
                                                  --------------
                                                     194,732,901
                                                  --------------
UTILITY--TELEPHONE (0.2%)
BellSouth Corp. ..................       10,824          437,019
Frontier Corp. ...................      500,000       11,312,500
                                                  --------------
                                                      11,749,519
                                                  --------------
 TOTAL CREDIT SENSITIVE (24.6%).                   1,631,314,196
                                                  --------------
ENERGY
OIL--DOMESTIC (0.5%)
Union Pacific Resources Group,
 Inc. ............................    1,026,477       30,024,452
                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Western Atlas, Inc.*..............      458,800       32,517,450
                                                  --------------
RAILROADS (2.3%)
Canadian Pacific Ltd. ............    2,833,300       75,082,450
Union Pacific Corp................    1,340,371       80,589,806
                                                  --------------
                                                     155,672,256
                                                  --------------
 TOTAL ENERGY (3.3%)..............                   218,214,158
                                                  --------------
TECHNOLOGY
ELECTRONICS (22.3%)
Altera Corp.*.....................       50,000        3,634,375
Bay Networks, Inc.*(a)............      860,200       17,956,675
Cabletron Systems, Inc.*(a) ......    1,305,700       43,414,525
Cisco Systems, Inc.*(a)...........    6,383,000      406,118,375
EMC Corp.*(a).....................    3,590,900      118,948,563
General Instrument Corp.*.........    1,782,410       38,544,616
Intel Corp.(a)....................    2,752,800      360,444,750
Micron Technology, Inc............      100,000        2,912,500
National Semiconductor Corp.*(a) .    2,319,400       56,535,375
Seagate Technology, Inc.*(a) .....    1,210,000       47,795,000
Texas Instruments, Inc.(a)  ......      773,800       49,329,750
3Com Corp.*(a)....................    4,513,900      331,207,413
                                                  --------------
                                                   1,476,841,917
                                                  --------------
OFFICE EQUIPMENT (1.8%)
Compaq Computer Corp.*(a).........      500,000   $   37,125,000
Sterling Software, Inc.*..........      586,200       18,538,575
Xerox Corp........................    1,202,500       63,281,563
                                                  --------------
                                                     118,945,138
                                                  --------------
OFFICE EQUIPMENT SERVICES (3.8%)
Electronic Data Systems Corp. ....    2,100,000       90,825,000
Informix Corp.*(a)................    1,696,900       34,574,338
Microsoft Corp.*..................      854,000       70,561,750
Oracle Corp.*(a)..................      557,200       23,263,100
Sterling Commerce, Inc.*..........      933,582       32,908,766
                                                  --------------
                                                     252,132,954
                                                  --------------
TELECOMMUNICATIONS (8.4%)
AirTouch Communications, Inc.* ...    2,444,600       61,726,150
Deutsche Telekom AG (ADR)*  ......    1,142,600       23,280,475
DSC Communications Corp.*.........    2,016,100       36,037,788
Mannesmann AG (ADR)...............      185,700       80,222,400
MCI Communications Corp...........      421,000       13,761,438
MFS Communications Co., Inc.*(a) .    6,226,764      339,358,630
Teleport Communications Group,
 Inc. (Class A)*..................       20,000          610,000
                                                  --------------
                                                     554,996,881
                                                  --------------
 TOTAL TECHNOLOGY (36.3%).........                 2,402,916,890
                                                  --------------
DIVERSIFIED
MISCELLANEOUS (0.2%)
Anixter International, Inc.* .....      812,434       13,100,498
Hanson (ADR)--Warrants
 (Class B)*.......................   77,475,857          605,319
                                                  --------------
 TOTAL DIVERSIFIED (0.2%).........                    13,705,817
                                                  --------------
TOTAL COMMON STOCKS AND WARRANTS
 (96.7%)
 (Cost $4,791,317,138)............                 6,408,071,872
                                                  --------------
PREFERRED STOCKS:
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv. ......................      487,000       44,438,750
                                                  --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $34,577,944)...............                    44,438,750
                                                  --------------
                                      PRINCIPAL
                                        AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.0%)
ELECTRONICS
3Com Corp.
 10.25% Conv., 11/01/01+..........     $900,000        1,986,750
                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $1,247,499) .....                     1,986,750
                                                  --------------

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
------------------------------  -------------  --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.2%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97...........   $10,000,000   $    9,976,125
                                                --------------
COMMERCIAL PAPER
Alamo Funding
 5.45%, due 02/13/97...........    20,000,000       19,869,806
Associates Corp. of North
 America
 5.75%, due 01/02/97...........    25,000,000       24,996,007
Greenwich Asset Funding, Inc.
 5.4%, due 04/04/97............    12,200,000       12,034,222
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97...........    50,000,000       49,990,569
Three Rivers Funding
 5.85%, due 01/27/97...........     2,800,000        2,788,170
                                                --------------
 TOTAL COMMERCIAL PAPER (1.7%)                     109,678,774
                                                --------------
TIME DEPOSITS
Sumitomo Bank Ltd.
 6.0%, due 01/02/97............    69,800,000       69,800,000
Toronto Dominion Bank
 6.25%, due 01/02/97...........    25,000,000       25,000,000
                                                --------------
 TOTAL TIME DEPOSITS (1.4%) ...                     94,800,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.3%)
 (Amortized Cost
 $214,450,487).................                    214,454,899
                                                --------------
TOTAL INVESTMENTS (100.7%)
 (Cost/Amortized Cost $5,041,593,068)            6,668,952,271

                                     NUMBER OF
                                   CONTRACTS(B)
                                   ------------
CALL OPTIONS WRITTEN*(c):
Bay Networks, Inc.:
 January @ $26.5625............         2,000          (12,000)
 January @ $26.625.............         1,500           (9,000)
Cabletron Systems, Inc.:
 March @ $35.50................         2,000         (462,000)
 March @ $40.75................         3,000         (129,000)
Cisco Systems, Inc.:
 January @ $63.375.............         2,500         (680,000)
 January @ $65.................         1,500          (96,000)
 January @ $65.................         2,000         (248,000)
 February @ $63.375............         2,000         (734,000)
 February @ $65.375............         4,000       (1,140,000)
 February @ $67.375............         1,500         (386,400)
 March @ $63.25................         1,500         (852,000)
 March @ $66.25................         3,000       (1,257,000)
Compaq Computer Corp.:
 January @ $72.875.............         1,000         (359,000)
 January @ $73.................         1,000         (360,000)
 January @ $74.................         1,000         (290,000)
 February @ $66.375............         1,000         (969,500)
 February @ $78.94.............         1,000         (290,000)
CompUSA, Inc.:
 February @ $22.4375 ..........         2,000         (270,000)
 February @ $22.625............         4,000         (248,000)
 February @ $22.625............         2,000         (262,000)
 February @ $23................         4,000         (464,000)
 February @ $23.125............         6,000         (425,400)
 March @ $21.50................         1,500         (291,000)
 March @ $22.375...............         2,000         (248,000)
 March @ $22.6875..............         4,000         (536,000)
CUC International, Inc.:
 January @ $26.17..............         2,250          (20,250)
 January @ $27.17..............         3,000           (9,000)
 February @ $24.875............         1,500         (159,000)
 February @ $24.875............         1,000          (99,000)
 February @ $25................         1,000          (96,000)
 February @ $25.875............         1,500          (76,350)
 March @ $22.75................         1,500         (358,500)
 March @ $24.75 ...............         3,000         (426,000)
 March @ $25.25................         1,000          (96,800)
EMC Corp.
 January @ $26.50..............         2,000       (1,422,000)
Informix Corp.:
 January @ $20.75..............         2,450         (306,250)
 January @ $27.................         2,000          (12,000)
 February @ $20.625............         1,000         (160,000)
 February @ $20.75.............         1,500         (258,000)
 February @ $21.375............         2,000         (236,000)
 March @ $20.875...............         3,000         (713,700)
 March @ $21.625...............         2,000         (392,000)
Intel Corp.:
 January @ $104.75.............         1,000       (2,633,000)
 January @ $109.75.............         2,000       (4,356,000)
 February @ $121...............         2,000       (2,854,000)
 February @ $121.375...........         1,000       (1,461,000)
 February @ $122.875...........         1,000       (1,365,000)
 March @ $127.875..............         1,000       (1,110,000)
 March @ $132.50...............         1,000         (889,000)
Loral Space & Communications:
 February @ $17.25.............         2,000         (336,000)
 February @ $18.50.............         1,000         (131,000)
 February @ $18.75.............         1,500         (166,500)
MFS Communications Co., Inc.:
 January @ $45.125.............         2,000       (1,950,000)
 January @ $49.95..............         3,500       (2,082,500)
 January @ $50.375.............         1,500         (849,000)
 February @ $48.625............         2,000       (1,594,000)
 February @ $48.75.............         1,000         (792,000)
 February @ $48.875............         2,000       (1,546,000)
 February @ $49................         1,500       (1,168,500)
 February @ $49.375............         1,500       (1,035,000)
 February @ $50.50.............         1,500         (870,000)
 February @ $50.50.............         2,000       (1,294,000)
 February @ $51.125............         1,500         (876,000)
 March @ $48.125...............         1,500       (1,219,500)
National Semiconductor Corp.
 January @ $19.375.............         2,000       (1,011,400)
Oracle Corp.
 March @ $43.50................         2,000         (604,000)
Seagate Technology, Inc.
 February @ $37.6875...........         2,000         (720,000)
Texas Instruments, Inc.:
 January @ $50.50..............         2,000       (2,694,000)
 February @ $54.50.............         1,500       (1,485,000)
3Com Corp.:
 January @ $62.50..............         2,000       (2,276,600)
 January @ $62.75..............         2,000       (2,318,200)
 January @ $64.................         1,500       (1,591,050)

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                 NUMBER OF         VALUE
                                CONTRACTS(B)     (NOTE 1)
-----------------------------  ------------  ---------------
 January @ $65.59.............     2,000      $   (1,602,000)
 January @ $65.875............     1,500          (1,212,300)
 February @ $69.75............     1,500          (1,089,150)
 February @ $71...............     1,500            (912,900)
 February @ $72...............     1,500            (880,500)
 February @ $73.33............     1,500            (906,000)
 February @ $75.125...........     2,000            (927,800)
 February @ $75.50............     1,000            (449,000)
 March @ $79.125..............     2,000            (798,000)
 March @ $79.20...............     2,000            (770,000)
 March @ $79.25...............     2,000            (790,000)
 March @ $80..................     2,000            (730,000)
 March @ $81.125..............     2,000            (662,600)
                                             ---------------
TOTAL CALL OPTIONS WRITTEN (-1.1%)
 (Premiums Received $68,607,800)                 (70,867,650)
                                             ---------------
OTHER ASSETS
 LESS LIABILITIES (0.4%)......                    28,548,958
                                             ---------------
NET ASSETS (100.0%)...........                $6,626,633,579
                                             ===============
------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $1,986,750 or 0.03% of net assets.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).
(a)    Partially held as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
       Glossary:
       ADR--American Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
[S]                                 [C]          [C]
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.4%)
Bayer AG...........................      40,000    $ 1,623,343
Dainippon Ink & Chemical, Inc. ....     160,000        592,695
GP Batteries International Ltd.  ..     850,000      2,822,000
GP Batteries International
 Ltd.--Rights*.....................      12,500          6,250
Grace (W.R.) & Co. ................      39,000      2,018,250
Indo Gulf Fertilisers (GDR)........     150,000        105,000
Ishihara Sangyo Ltd.*..............     438,000      1,058,976
Millennium Chemicals, Inc.*........       7,142        126,771
Mitsubishi Chemical Corp...........      44,000        142,475
Royal Plastics Group Ltd.*+........      50,000        925,689
Sanyo Chemicals....................      96,000        737,760
Sekisui Chemical Co. Ltd. .........     144,000      1,454,797
Shin-Etsu Chemical Ltd. ...........      39,000        710,560
SKW Trostberg AG...................      45,000      1,222,966
Tessenderlo Chemie.................       1,000        429,789
                                                 --------------
                                                    13,977,321
                                                 --------------
CHEMICALS--SPECIALTY (1.3%)
SGL Carbon AG+.....................      91,100     11,491,103
UCAR International, Inc.*..........      40,000      1,505,000
                                                 --------------
                                                    12,996,103
                                                 --------------
METALS & MINING (0.5%)
Broken Hill Proprietary Co. Ltd. ..     100,000      1,424,371
Great Central Mines Ltd.*..........     408,900      1,163,551
Johnson Matthey PLC................      40,000        376,882
Plutonic Resources Ltd.............      50,000        232,494
Western Mining Corp. Ltd. .........     200,000      1,260,632
Westralian Sands Ltd. .............     280,000        890,232
                                                 --------------
                                                     5,348,162
                                                 --------------
PAPER (0.4%)
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*........................      70,000        393,750
Enso Oy (Series R).................     124,000        998,006
Fletcher Forestry Shares...........      17,026         28,527
Grupo Industrial Durango (ADR)* ...      70,000        743,750
Mayr-Melnhof Karton Aktien
 AG*+..............................      24,000      1,174,791
Nippon Paper Industries Co.  ......      32,000        149,210
Oji Paper Co. Ltd. ................      71,000        449,383
                                                 --------------
                                                     3,937,417
                                                 --------------
STEEL (0.6%)
Acerinox S.A.......................       2,002        289,509
British Steel......................     400,000      1,099,810
Hitachi Metals Ltd.................     158,000      1,256,524
SSAB Svenskt Stal (Class B)........       6,000        100,305
Sumitomo Metal Industries..........   1,196,000      2,943,269
                                                 --------------
                                                     5,689,417
                                                 --------------
 TOTAL BASIC MATERIALS (4.2%) .....                 41,948,420
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.5%)
B.U.S. Berzelius
 Umwelt-Service AG.................      76,700        947,037
Daiseki Co. Ltd....................      32,000        762,628
Matsuda Sangyo Co. Ltd.............      23,000        593,817
Powerscreen International..........     640,000      6,194,570
Tomra Systems ASA..................     335,000      5,234,994
WMX Technologies, Inc. ............      50,000      1,631,250
                                                 --------------
                                                    15,364,296
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (2.7%)
Carlton Communications PLC.........     130,000      1,145,807
Comcast Corp. (Class A) SPL........      57,000      1,015,313
Elsevier N.V. .....................     180,000      3,040,525
Liberty Media Group
 (Class A)*........................      94,050      2,686,303
Mirror Group Newspapers PLC  ......     250,000        922,933
Nippon Television Network Corp.  ..      12,300      3,717,296
Reed International.................      60,000      1,132,188
Takara Printing Co.................       4,000         32,467
TCI Group (Class A)*...............     482,709      6,305,390
TCI Satellite Entertainment, Inc.
 (Class A)*........................      47,800        472,025
Television Broadcasts..............      50,000        199,754
Time Warner, Inc...................      15,750        590,625
Tokyo Broadcasting System..........     170,000      2,598,221
TVI Televisao Independente*........       4,700         13,948
Ver Ned Uitgeversbedr Ver
 Bezit N.V.........................     150,000      3,132,504
                                                 --------------
                                                    27,005,299
                                                 --------------
PROFESSIONAL SERVICES (3.2%)
ADT Ltd.*..........................     140,993      3,225,215
Apcoa Parking AG...................      20,000      2,144,528
Asatsu, Inc. ......................      62,500      1,986,012
Ceridian Corp.*....................     264,700     10,720,350
Content Beheer N.V.*+..............     168,000      6,414,258
Dauphin O.T.A.*....................         150          9,309
Goudsmit (Eduard) N.V.*............      17,000      1,514,477
Meitec Corp. ......................     163,600      3,121,976
Prosegur Compania Seguridad SA ....       4,310         39,868
WPP Group PLC......................    600,000       2,610,764
                                                 --------------
                                                    31,786,757
                                                 --------------
TRUCKING, SHIPPING (1.1%)
Brambles Industries Ltd. ..........    140,000       2,731,899
Irish Continental Group............    153,500       1,079,937
Kawasaki Kisen*....................    292,000         665,642
Koninklijke Nedlloyd Groep N.V.  ..     80,000       2,193,621
Western Bulk Shipping+ ............     94,500         452,668
Yamato Transport ..................    343,000       3,554,097
                                                 --------------
                                                    10,677,864
                                                 --------------
 TOTAL BUSINESS SERVICES (8.5%) ...                 84,834,216
                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
Loral Space & Communications* .....    163,000       2,995,125
Swire Pacific Ltd. (Class A) ......    100,000         953,520
                                                 --------------
                                                     3,948,645
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
BUILDING & CONSTRUCTION (2.2%)
ABB AG ............................       3,000    $ 3,731,789
Bam Groep Holdings.................       1,000         56,113
Bufete Industrial S.A. (ADR)* .....      19,000        403,750
Fomento de Construcciones Y
 Contratas SA......................       1,000         93,272
Hitachi Plant Engineering &
 Construction Co...................     135,000        799,672
Japan Industrial Land Development .      50,000        949,832
Kajima Corp. ......................     121,000        865,107
Kaneshita Construction Co. ........     127,000      1,206,286
MacMahon Holdings Ltd. ............   2,000,000      1,780,464
Metacorp Berhard...................     308,000        786,617
Mitsui Home Co. Ltd................     127,000      1,568,172
Nanno Construction Co. Ltd.........      53,000        315,776
National House Industrial Co.  ....      22,000        292,548
Ohmoto Gumi Co. Ltd................      61,000        874,363
Oriental Construction Co. .........      60,300        775,814
Paul Y.-ITC Construction Holdings .     500,000        119,594
Paul Y.-ITC Construction
 Holdings--Warrants*...............     100,000          1,791
Penta Ocean Construction...........      37,000        164,856
PS Corp. ..........................     109,700      1,837,648
Sacos Corp. .......................      22,900        209,602
Sanyo Engineering & Construction,
 Inc. .............................      25,000        222,347
Sho Bond Construction..............     119,700      3,224,799
Suido Kiko Kaisha..................      42,000        297,384
Toda Construction..................     114,000        866,246
Wesco, Inc.........................      46,150        577,821
                                                 --------------
                                                    22,021,663
                                                 --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.2%)
Boral Ltd. ........................     180,000        512,201
BPB PLC ...........................     540,000      3,547,659
Fujikura Ltd. .....................     211,000      1,690,769
Lafarge Canada.....................       7,000        122,056
Lafarge Corp.......................      33,000      1,979,936
Macmillan Bloedel Ltd..............      30,000        393,281
Nichiha Corp.......................     154,500      2,734,867
Portland Valderrivas SA*...........      12,899        869,024
Sumitomo Forestry Co. .............      30,000        365,253
                                                 --------------
                                                    12,215,046
                                                 --------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom....................      20,000      1,606,630
Omron Corp. .......................     184,000      3,463,604
Vae Eisenbahnsys AG................       3,000        340,523
Yaskawa Electric Corp.*............     267,000        926,811
                                                 --------------
                                                     6,337,568
                                                 --------------
MACHINERY (3.0%)
Asahi Diamond
 Industry Co. Ltd. ................     108,000        979,190
BT Industries AB+..................      70,000      1,303,674
Construcciones Auxiliar Ferro .....       9,425        357,446
Danieli & Co.*.....................      32,200        265,349
Enshu*.............................      60,000        180,295
Fag Kugelfischer Georg Schaefer ...      16,200    $    221,608
IHC Caland N.V.....................      52,000      2,969,024
Ishikawajima Harima Heavy
 Industries Co. Ltd................     164,000        729,298
Kalmar Industries AB+..............      70,000      1,077,840
Kawasaki Heavy Industries..........     380,000      1,571,712
Keppel Corp. ......................      76,000        592,010
Keyence Corp. .....................      14,000      1,728,694
Makino Milling Machine Co. ........      76,000        484,967
Mitsubishi Heavy Industries Ltd. ..     515,000      4,091,184
Namura Shipbuilding Co.............     106,000        347,811
Nippon Seiko K.K. .................       4,000         24,247
Nireco.............................      24,000        273,552
Nitta Corp.........................     122,000      1,527,502
Nitto Kohki Co. Ltd................      62,000      2,221,743
Siebe PLC..........................      90,000      1,668,217
SMC Corp...........................      50,600      3,403,627
Sodick Co.*........................     380,000      3,149,987
Thai Engine Manufacturing Public
 Co. Ltd.*.........................      87,000        675,076
                                                 --------------
                                                    29,844,053
                                                 --------------
 TOTAL CAPITAL GOODS (7.5%)........                 74,366,975
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Air Canada*........................     100,000        452,803
British Airways....................     150,000      1,555,923
Continental Airlines, Inc.
 (Class B)*........................      38,000      1,073,500
Delta Air Lines, Inc...............      12,000        850,500
KLM................................     100,000      2,811,444
Northwest Airlines Corp.
 (Class A)*........................      27,100      1,060,288
Qantas Airways Ltd.................      15,000         25,038
Singapore Airlines Ltd. ...........     250,000      2,268,992
UAL Corp.*.........................      16,500      1,031,250
                                                 --------------
                                                    11,129,738
                                                 --------------
APPAREL, TEXTILE (0.4%)
Adidas AG+.........................      13,000      1,123,603
Carli Gry International A/S* ......      30,000      1,437,049
First Sign International
 Holdings Ltd. ....................   2,630,000        841,586
King Co.*..........................      55,000        247,431
Morishita Co. Ltd..................       6,000         42,069
Renown, Inc.*......................      27,000         72,040
                                                 --------------
                                                     3,763,778
                                                 --------------
AUTO RELATED (1.0%)
Asahi Glass Co. Ltd................      73,000        687,074
Autoliv AB.........................      20,000        876,937
Autoliv AB (ADS)*+.................      23,700      1,025,025
Bridgestone Metalpha ..............       7,000         59,839
FCC Co. Ltd........................      18,000        489,595
Mabuchi Motor Co. .................      44,300      2,230,110
Michelin (CGDE), (Class B).........      40,000      2,159,391
Minebea Co. .......................     230,000      1,922,459
Toyoda Gosei*......................       5,000         34,669
                                                 --------------
                                                     9,485,099
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
AUTOS & TRUCKS (0.6%)
Honda Motor Corp. .................     157,000    $  4,487,264
Isuzu Motors Ltd. .................     127,000         564,761
Toyota Motor Corp. ................      49,000       1,408,946
                                                 --------------
                                                      6,460,971
                                                 --------------
FOOD SERVICES, LODGING (0.6%)
AAPC Limited ......................   1,500,000         906,129
Accor SA ..........................      12,000       1,519,514
International Fast Food Corp.*  ...       8,000           1,040
Jurys Hotel Group PLC .............     400,000       1,864,810
QPQ Corp.* ........................      32,700          77,663
QPQ Corp.--Warrants* ..............      32,700           4,088
Sanyo Pax Co. Ltd. ................      48,000         833,089
Thistle Hotels PLC* ...............     249,200         774,832
                                                 --------------
                                                      5,981,165
                                                 --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.9%)
Hunter Douglas N.V. ...............      30,000       2,021,810
Industrie Natuzzi (ADR) ...........     114,000       2,622,000
Matsushita Electric Industrial
 Co. ..............................      60,000         979,190
Nippon Electric Glass .............      79,000       1,214,230
Philips Electronics ...............      10,000         404,941
Sanyo Electric Co. Ltd. ...........     377,000       1,562,559
Sharp Corp. .......................      37,000         527,157
                                                 --------------
                                                      9,331,887
                                                 --------------
LEISURE RELATED (2.9%)
Cinar Films, Inc. (Class B)*  .....      48,000       1,248,000
CUC International, Inc.* ..........     375,800       8,925,250
Enix Corp.* .......................      10,200         230,757
Hasbro, Inc. ......................      13,000         505,375
ITT Corp.* ........................      67,700       2,936,488
Japan Airport Terminal Co. ........     130,200       1,596,442
KTM Motorradholding AG* ...........      10,440         583,350
Mars Engineering Corp.* ...........      32,900         838,054
Namco Ltd. ........................      85,100       2,608,626
Nelvana Limited*+ .................     130,000       2,159,942
Nintendo Co. ......................      43,700       3,128,167
Rank Group PLC ....................     100,000         746,055
Tag Heuer International SA (ADR)*       143,200       2,309,100
Tourism Holdings Ltd. .............     600,000       1,145,259
                                                 --------------
                                                     28,960,865
                                                 --------------
PHOTO & OPTICAL (0.4%)
Luxottica Group (ADR) .............      20,000       1,040,000
Noritsu Koki Co. Ltd. .............      63,000       2,964,770
                                                 --------------
                                                      4,004,770
                                                 --------------
RETAIL--GENERAL (5.7%)
Asda Group PLC* ...................     400,000         842,845
AutoZone, Inc.* ...................     253,600       6,974,000
British Airport Author PLC ........     500,000       4,167,116
Centros Comerciales Pryca SA  .....      75,000       1,589,858
CompUSA, Inc.* ....................     179,700       3,706,313
Dai-Ichi Corp. ....................      35,000         707,193
Dixons Group PLC* .................     450,000       4,182,105
Doshisha Co. ......................      47,000         771,091
Eiden Sakakiya Co. Ltd. ...........      84,000         848,631
Fu Hui Jewellery* .................     450,000          41,890
Gucci Group N.V. ..................      15,000         958,125
Homac Corp. .......................      35,700         647,353
Home Centers Ltd.* ................     142,800         660,450
Home Wide Corp, Inc. ..............      18,000         161,644
House of Fraser PLC ...............     750,000       1,972,206
Isetan Co. ........................     190,000       2,460,927
Lowe's Cos., Inc. .................      24,300         862,650
Matsuyadenki Co. Industries  ......       6,000          56,472
MFI Furniture PLC .................     100,000         319,493
Nissen Corp. Ltd. .................      40,300         281,867
Paris Miki, Inc. ..................      60,900       2,198,100
Rinascente ........................     175,000       1,015,247
Rinascente--Warrants* .............       8,750           3,859
Sato Corp. ........................     105,700       2,062,706
Sears, Roebuck & Co. ..............     107,300       4,949,213
Siam Makro Public Co. Ltd. ........      50,000         210,559
Sriwani Holdings BHD ..............     680,000       1,830,925
Swank International Manufacturing     1,000,000         151,270
St. Dupont*+ ......................      64,400       2,184,523
Thorn PLC* ........................     500,000       2,154,223
Vendex International N.V. .........      14,400         615,602
Wal-Mart Stores, Inc. .............     165,000       3,774,375
Warehouse Group Ltd. ..............     846,250       2,034,072
Xebio Co. .........................      30,600         911,579
                                                 --------------
                                                     56,308,482
                                                 --------------
 TOTAL CONSUMER CYCLICALS (13.6%)                   135,426,755
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.4%)
Grand Metropolitan ................     300,000       2,358,939
Guinness PLC ......................     650,000       5,094,331
Lion Nathan Ltd. ..................     592,000       1,418,764
Louis Dreyfus Citrus*+ ............      71,500       2,342,681
Panamerican Beverages .............      30,000       1,406,250
Quilmes Industrial Quins (ADR) ....     131,100       1,196,288
                                                 --------------
                                                     13,817,253
                                                 --------------
DRUGS (5.1%)
Astra AB (A Shares) ...............      40,000       1,976,774
Biogen, Inc.* .....................      59,000       2,286,250
Hafslund Nycomed ASA
 (B Shares)........................      80,000         549,060
Merck & Co., Inc. .................     107,600       8,527,300
Novartis AG (ADR) .................      20,000       1,141,710
Novartis AG* ......................       1,110       1,271,296
Novo-Nordisk AS (ADR)
 (B Shares)........................      17,500       3,299,607
Nycomed ASA (B Shares)* ...........      90,000       1,385,214
Pfizer, Inc. ......................      54,000       4,475,250
Roche Holdings AG Genusscheine  ...         800       6,224,879
Santen Pharmaceutical Co. .........     150,000       3,108,540
Schering Plough Corp. .............      13,000         841,750
Smith & Nephew PLC* ...............     500,000       1,550,356
Smithkline Beecham PLC ............     200,000       2,773,509
Taisho Pharmaceutical Co. .........      95,000       2,239,444
Takeda Chemical Industries ........      30,000         629,479
Yamanouchi Pharmaceutical .........     198,000       4,069,079
Zeneca Group PLC ..................     180,000       5,080,198
                                                 --------------
                                                     51,429,695
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
FOODS (0.7%)
Fyffes PLC ........................   2,700,000    $  5,034,988
Nestle AG .........................         500         536,795
Nutrica Verenigde Bedrijven N.V. ..       2,900         440,373
Oie Sangyo Co. Ltd. ...............       4,000          51,809
Shriram Industrial Enterprises
 Ltd. (GDR)*+ .....................     165,000          24,750
Viscofan Envoltura ................      60,000         878,758
                                                 --------------
                                                      6,967,473
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Abbott Laboratories ...............      38,500       1,953,875
Boston Scientific Corp.* ..........      23,000       1,380,000
Cochlear Ltd. .....................      50,000         142,278
Coloplast A/S B ...................         800          91,047
Medtronic, Inc. ...................      56,400       3,835,200
Quest Medical, Inc.* ..............     164,543       1,275,208
Saint Jude Medical, Inc.* .........      46,600       1,986,325
Scandinavian Mobility
 International, Inc.+ .............      13,700         225,732
Tamro Group .......................      10,000          66,780
                                                 --------------
                                                     10,956,445
                                                 --------------
RETAIL--FOOD (0.6%)
Casino Guichard-Perrachon .........      13,590         632,812
Daimon Co. Ltd. ...................      45,400         729,160
Familymart Co. ....................       4,900         195,898
Loblaw Companies Ltd. .............      90,000         930,071
McBride PLC .......................     350,000         815,436
Ministop Co. Ltd. .................      19,800         483,844
Seven-Eleven Japan Ltd. ...........      41,000       2,400,311
                                                 --------------
                                                      6,187,532
                                                 --------------
SOAPS & TOILETRIES (0.2%)
Shiseido Co. ......................     146,000       1,689,319
                                                 --------------
TOBACCO (1.9%)
BAT Industries ....................     300,000       2,489,991
Imperial Tobacco PLC* .............     200,000       1,291,677
Loews Corp. .......................      97,800       9,217,650
RJ Reynolds BHD ...................     200,000         542,467
Swedish Match Co. AB* .............   1,100,000       3,871,426
Tabacalera SA .....................      40,000       1,723,599
                                                 --------------
                                                     19,136,810
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (11.0%)                110,184,527
                                                 --------------
CREDIT SENSITIVE
BANKS (5.0%)
Akita Bank ........................      75,000         466,281
Asahi Bank Ltd. ...................     164,000       1,458,596
Banco Comercial Portuguese SA .....      60,000         791,596
Banco Latinoamericano de
 Exportaciones S.A. ...............      60,000       3,045,000
Banco Popular .....................       5,000         982,822
Banco Santander-Chile (ADR)  ......      15,000         225,000
Bancomer B Local* .................   1,000,000         398,882
Bank of Tokyo-Mitsubishi Bank  ....     209,000       3,880,062
Bankinter-Banco Interc Espana  ....       1,000         155,170
Barclays Bank .....................     140,000       2,399,539
Chase Manhattan Corp. .............      68,288       6,094,704
First Chicago NBD Corp. ...........      67,000       3,601,250
First Union Corp. .................      88,000       6,512,000
Fokus Bank ........................      58,000         399,890
Grupo Financiero Bantorte (Class
 B)* ..............................     178,750         179,840
Hachijuni Bank ....................      59,000         560,401
HSBC Holdings PLC (H.K.$)..........      80,000       1,711,811
Mitsubishi Trust & Banking Corp.  .      93,000       1,244,711
Morgan (J.P.) & Co., Inc. .........       5,200         507,650
NationsBank Corp. .................      67,000       6,549,250
Overseas Chinese Bank .............      60,000         746,087
Overseas Union Bank Ltd. ..........     180,000       1,389,266
Shizuoka Bank .....................     149,000       1,582,506
Sparbanken Sverige AB
 (A Shares) .......................     148,000       2,539,304
Standard Chartered PLC ............     150,000       1,847,578
Toho Bank .........................      77,000         466,747
Union Bank of Norway ..............       8,600         270,132
                                                 --------------
                                                     50,006,075
                                                 --------------
FINANCIAL SERVICES (4.7%)
American Express Co. ..............     143,000       8,079,500
Americredit Corp.* ................     296,700       6,082,350
CMIC Finance & Securities Co. Ltd.      724,700       1,045,539
Credit Local de France ............      25,000       2,177,893
Credit Saison Co. .................     181,600       4,061,342
Dean Witter Discover & Co. ........      35,900       2,378,375
Hong Leong Finance Ltd. ...........     160,000         372,758
Household International, Inc.  ....      20,700       1,909,575
Invesco ...........................     400,000       1,778,198
JCG Holdings ......................     142,000         138,613
MBNA Corp. ........................      48,000       1,992,000
Mercury Finance Co. ...............     472,950       5,793,638
Nichiei Co. Ltd. ..................      57,500       4,225,240
Promise Co. Ltd. ..................      35,800       1,762,024
PT Bunas Finance Indonesia*  ......     377,000         399,026
Sanyo Shinpan Finance Co. Ltd.  ...      27,100       1,696,529
Takefuji Corp.* ...................      20,200       1,456,437
Yamaichi Securities ...............     343,000       1,525,300
                                                 --------------
                                                     46,874,337
                                                 --------------
INSURANCE (5.3%)
Acceptance Industries Cos., Inc.* .     110,100       2,174,475
Aegon N.V. ........................      95,000       6,050,679
American International
 Group, Inc. ......................      96,250      10,419,063
AMEV N.V. .........................     125,000       4,374,804
Corporacion Mapfre
 Cia Inter SA .....................      70,853       4,320,154
Irish Life PLC ....................     100,000         459,421
Koa Fire & Marine .................     109,000         528,953
Pacific & Orient BHD ..............     220,000         531,380
PennCorp Financial Group, Inc.  ...      35,700       1,285,200
PMI Group, Inc. ...................      36,500       2,021,188
Progressive Corp. .................      61,500       4,143,563
Travelers Group, Inc. .............     293,133      13,300,910
Twentieth Century Industries  .....     211,000       3,560,625
                                                 --------------
                                                     53,170,415
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
MORTGAGE RELATED (0.1%)
Federal National Mortgage
 Association ......................      15,000    $    558,750
                                                 --------------
REAL ESTATE (2.5%)
Arden Realty Group, Inc. ..........      98,500       2,733,375
Castle & Cooke, Inc.* .............      85,000       1,349,375
Cheung Kong Holdings ..............      90,000         799,987
Chubu Sekiwa Real Estate ..........      23,000         295,916
City Developments Ltd. ............     270,000       2,431,216
Daibiru Corp. .....................      90,000         831,534
JP Realty, Inc. ...................      87,300       2,258,888
Macerich Co. ......................     151,700       3,963,163
Mitsubishi Estate Co. .............     218,000       2,240,048
Prentiss Properties Trust .........      85,000       2,125,000
Sap Holdings* .....................      66,000         316,215
Spieker Properties, Inc. ..........      37,700       1,357,200
Storage USA, Inc. .................      28,000       1,053,500
Summit Properties, Inc. ...........      72,000       1,593,000
Sun Communities, Inc. .............      41,000       1,414,500
                                                 --------------
                                                     24,762,917
                                                 --------------
UTILITY--ELECTRIC (2.8%)
British Energy PLC* ...............   1,672,000       4,210,526
Enersis S.A. (ADR) ................      45,000       1,248,750
EVN ...............................       8,394       1,263,659
Gas Y Electridad SA (Series 2)  ...       5,000         319,899
Hidroelectrica del Cantabrico  ....      56,000       2,138,928
Iberdrola II ......................     150,000       2,127,520
Iberdrola SA ......................     250,000       3,545,866
Korea Electric Power (ADR) ........     100,000       2,050,000
National Grid Group PLC ...........   1,100,000       3,684,022
National Power PLC ................     450,000       3,769,677
Veba AG ...........................      60,000       3,450,741
                                                 --------------
                                                     27,809,588
                                                 --------------
UTILITY--GAS (0.4%)
General de Aguas d'Barcelona  .....      90,000       3,746,285
                                                 --------------
UTILITY--TELEPHONE (1.3%)
Empresas Telex-Chile S.A. (ADR)  ..     119,000         550,375
Frontier Corp. ....................      42,000         950,250
Hellenic Telecommunication
 Organization SA ..................      48,880         841,808
Kon. PTT Nederland+ ...............     120,000       4,574,671
PT Indonesian Satellite (ADR)  ....      40,000       1,095,000
Stet Societa Finanz Telefon  ......      40,000         181,953
Tele Danmark AS (B Shares) ........       6,000         331,235
Telefonica de Espana SA ...........     100,000       2,324,084
Telephone & Data Systems, Inc.  ...      61,700       2,236,625
                                                 --------------
                                                     13,086,001
                                                 --------------
 TOTAL CREDIT SENSITIVE (22.1%) ...                 220,014,368
                                                 --------------
ENERGY
COAL & GAS PIPELINES (0.7%)
Nabors Industries, Inc.* ..........     121,000       2,329,250
OMV AG ............................      40,000       4,510,754
                                                 --------------
                                                      6,840,004
                                                 --------------
OIL--DOMESTIC (0.1%)
Union Pacific Resources
 Group, Inc. ......................      39,465    $  1,154,351
XCL Corp.* ........................     700,000         131,250
                                                 --------------
                                                      1,285,601
                                                 --------------
OIL--INTERNATIONAL (0.6%)
Canadian Occidental ...............      10,000         160,000
ENI Spa ...........................     666,000       3,418,093
Repsol SA .........................      65,000       2,495,211
Yukong Ltd. (GDR)+ ................      25,000         156,250
                                                 --------------
                                                      6,229,554
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Bouygues Offshore SA (ADR)*  ......     148,000       1,905,500
Coflexip (ADR)* ...................      70,117       1,840,571
Tubos de Acero de Mexico SA (ADR)*      112,400       1,784,350
                                                 --------------
                                                      5,530,421
                                                 --------------
RAILROADS (1.0%)
Canadian Pacific Ltd. .............     218,400       5,787,600
Union Pacific Corp. ...............      63,633       3,825,934
                                                 --------------
                                                      9,613,534
                                                 --------------
 TOTAL ENERGY (3.0%) ..............                  29,499,114
                                                 --------------
TECHNOLOGY
ELECTRONICS (8.8%)
Austria Mikro Systeme
 International.....................       4,000         308,844
Aval Data .........................      14,000         112,426
Cabletron Systems, Inc.* ..........      54,100       1,798,825
Cisco Systems, Inc.* ..............     338,000      21,505,250
Cypress Semiconductor Corp.*  .....     120,000       1,695,000
EMC Corp.* ........................     160,000       5,300,000
Fujimi, Inc. ......................         500          26,941
Hirose Electric Co. Ltd............      45,400       2,630,464
Hoya Corp. ........................      86,000       3,378,810
Intel Corp. .......................     144,500      18,920,458
National Semiconductor Corp.*  ....      86,000       2,096,250
NEC Corp. .........................      35,000         423,107
Rohm Co. Ltd. .....................      31,000       2,034,367
Seagate Technology, Inc.* .........      97,000       3,831,500
Seatex Garex ASA* .................      81,700         443,963
TDK Corp. .........................      35,000       2,281,755
Texas Instruments, Inc. ...........      38,100       2,428,875
Tokyo Electron ....................      38,000       1,164,839
Yokogawa Electric Corp. ...........     471,000       4,067,006
3Com Corp.* .......................     182,500      13,390,938
                                                 --------------
                                                     87,839,618
                                                 --------------
OFFICE EQUIPMENT (1.2%)
Canon, Inc. .......................      50,000       1,105,259
Compaq Computer Corp.* ............      45,000       3,341,250
Ricoh Elemex Corp. ................      21,000         293,757
Sterling Software, Inc.* ..........     169,600       5,363,600
Xerox Corp. .......................      47,400       2,494,425
                                                 --------------
                                                     12,598,291
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                     NUMBER         VALUE
                                   OF SHARES       (NOTE 1)
-------------------------------  ------------  --------------
OFFICE EQUIPMENT SERVICES
 (2.7%)
Accugraph Corp. (Class A)*  ....        6,200    $      4,936
Electronic Data Systems Corp.  .      119,000       5,146,750
Fuji Soft Corp. ................       32,500         993,438
Informix Corp.* ................       67,000       1,365,125
Istar Internet, Inc.*+ .........       12,500          41,994
Micro Warehouse, Inc.* .........       60,900         715,575
Microsoft Corp.* ...............       66,000       5,453,250
Misys PLC ......................      130,000       2,486,479
Oracle Corp.* ..................       44,800       1,870,400
Sterling Commerce, Inc.*  ......      236,660       8,342,265
Turbon International AG ........       30,000         779,828
                                               --------------
                                                   27,200,040
                                               --------------
TELECOMMUNICATIONS (5.4%)
BCE Mobile Communications,
 Inc.* .........................       16,000         474,420
Cellular Communications Puerto
 Rico, Inc.* ...................        7,600         150,100
Cox Communications, Inc.
 (Class A)* ....................       17,000         393,125
DDI Corp. ......................          401       2,652,327
Deutsche Telekom AG (ADR)*  ....      232,000       4,727,000
Filtronic Comtek PLC ...........    1,210,000       7,648,820
Forval Corp. ...................        8,000         311,545
Korea Mobile Telecommunications
 Corp. (ADR) ...................      362,560       4,667,960
MFS Communications Co., Inc.*  .      361,145      19,682,400
NetCom Systems AB (B Shares)* ..       85,600       1,387,085
Rogers Cantel Mobile
 Communications (Class B)*  ....       20,000         396,567
Tadiran Telecommunications Ltd.       199,800       4,470,525
Teleport Communications Group,
 Inc. (Class A)* ...............       60,500       1,845,250
United States Cellular Corp.*  .       40,600       1,131,725
Vodafone Group .................      900,000       3,800,512
                                               --------------
                                                   53,739,361
                                               --------------
 TOTAL TECHNOLOGY (18.1%)  .....                  181,377,310
                                               --------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Alba ...........................        8,000         809,074
BTR PLC ........................      200,000         973,041
Cie Generale des Eaux ..........       30,000       3,717,838
Crean (James) PLC--Units  ......      385,000       1,207,465
Hanson PLC .....................      500,000         698,088
Indonesia Fund, Inc.* ..........       20,000         195,000
International UNP Holdings*  ...      450,000          92,021
International UNP
 Holdings--Warrants* ...........      225,000               0
Invesco Funding LLC* ...........       80,000         355,640
Mitsubishi Corp. ...............      186,000       1,927,295
Sime Darby BHD .................      800,000       3,151,851
Taiwan Fund ....................       40,000         890,000
Tomkins PLC ....................      500,000       2,299,837
                                               --------------
 TOTAL DIVERSIFIED (1.6%)  .....                   16,317,150
                                               --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (89.6%)
 (Cost $766,444,974) ...........                  893,968,835
                                               --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Fielmann AG ....................        8,000    $     252,145
                                               --------------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Fresenius AG* ..................        4,000         830,517
                                               --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
MFS Communications Co., Inc.
 8.0% Conv. ....................       22,000       2,007,500
Nokia Oy Cum ...................       44,000       2,553,574
                                               --------------
 TOTAL TECHNOLOGY (0.5%)  ......                    4,561,074
                                               --------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $3,075,940) .............                    5,643,736
                                               --------------
                                   PRINCIPAL
                                       AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.2%)
FOODS
Burns, Philp & Co., Ltd.
 5.5% Conv., 04/30/04 ..........   $2,000,000       1,756,250
                                               --------------
CREDIT SENSITIVE (0.0%)
INSURANCE
Corporacion Mapfre
 8.5% Conv., 02/27/99 .......Peseta 29,910,000        230,558
                                               --------------
TECHNOLOGY
ELECTRONICS (0.9%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .....................   $1,305,000       2,019,488
3Com Corp.
 10.25% Conv., 11/01/01+  ......    3,000,000       6,622,500
                                               --------------
 TOTAL TECHNOLOGY (0.9%)  ......                    8,641,988
                                               --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note,
 06/30/98.......................       27,900         24,063
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (1.1%)
 (Amortized Cost $7,465,869)  ..                  10,652,859
                                               --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (1.0%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ...........   10,000,000      9,976,125
                                               --------------
COMMERCIAL PAPER
BHF Delaware Inc.
 5.64%, due 03/10/97 ...........    5,000,000      4,950,228
Chase Manhattan Bank
 5.59%, due 03/14/97 ...........    5,000,000      4,947,300
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ...........    5,000,000      4,927,263
Enterprise Funding Corp.
 5.48%, due 03/03/97 ...........    1,300,000      1,288,391
International Securitization
 5.45%, due 03/18/97 ...........    7,000,000      6,922,121
Koch Industries
 6.9%, due 01/02/97 ............    1,800,000      1,799,655

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                   PRINCIPAL       VALUE
                                     AMOUNT       (NOTE 1)
-------------------------------  ------------  --------------
Premium Funding--Series B
 5.5%, due 02/18/97 ...........  $ 8,241,000    $  8,180,566
                                              --------------
 TOTAL COMMERCIAL PAPER (3.3%)                    33,015,524
                                              --------------
TIME DEPOSITS
Bank of Tokyo-
 Mitsubishi Bank Ltd., N.Y.
 5.5%, due 03/04/97 ...........   28,000,000      27,974,910
Toronto Dominion Bank
 6.25%, due 01/02/97 ..........   10,600,000      10,600,000
                                              --------------
 TOTAL TIME DEPOSITS (3.8%)  ..                   38,574,910
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.1%)
 (Amortized Cost $81,581,556)                     81,566,559
                                              --------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost $858,568,339)              991,831,989
OTHER ASSETS
 LESS LIABILITIES (0.6%).......                    5,499,495
                                              --------------
NET ASSETS (100.0%) ...........                 $997,331,484
                                              ==============

------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $45,781,555 or 4.6% of net assets.
      Glossary:
      ADR--Amercian Depository Receipt
      GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996


                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA
KTM Motorradholding AG* ..........      2,340      $   130,751
Quilmes Industrial Quins (ADR) ...     19,000         173,375
                                                ---------------
 TOTAL ARGENTINA (0.2%) ..........                    304,126
                                                ---------------
AUSTRALIA
AAPC Ltd. ........................    100,000          60,409
Aristocrat Leisure Ltd. ..........    160,000         415,866
Boral Ltd. .......................     50,000         142,278
Brambles Industries Ltd. .........     20,000         390,271
Broken Hill Proprietary Co. Ltd. .     21,000         299,118
Cochlear Ltd. ....................     90,000         256,101
Gio Australia Holdings Ltd.*  ....    200,000         511,883
Great Central Mines Ltd.* ........    100,000         284,556
Guinness Peat Group ..............     13,200           7,554
National Australia Bank Ltd.  ....      4,900          57,643
News Corp. Ltd. ..................      5,900          31,139
Oil Search Ltd. ..................    500,000         973,691
Orogen Minerals Ltd. (GDS)*+  ....     60,000       1,758,000
Plutonic Resources Ltd. ..........     20,000          92,997
Qantas Airways Ltd. ..............     70,000         116,843
QBE Insurance Group Ltd. .........     63,998         337,260
QCT Resources, Inc. ..............    200,000         270,249
Reinsurance Australia Corp.*  ....     40,000         155,791
Spectrum Network Systems*+  ......    600,000         209,840
Western Mining Corp. Ltd. ........     22,000         138,670
Westralian Sands Ltd. ............     14,000          44,512
                                                ---------------
 TOTAL AUSTRALIA (4.3%) ..........                  6,554,671
                                                ---------------
AUSTRIA
EVN-Energie Versorgung Niederland         800         120,435
OMV AG ...........................        600          67,661
VA Technologie AG* ...............      3,000         470,886
                                                ---------------
 TOTAL AUSTRIA (0.4%) ............                    658,982
                                                ---------------
BELGIUM
Electrabel .......................        250          59,224
Generale de Banque ...............        120          43,058
Petrofina SA .....................        110          35,046
Tractebel Investment
 International Capital ...........         70          32,625
Tractebel Investment
 International Capital--
 Warrants* .......................         70               0
                                                ---------------
 TOTAL BELGIUM (0.1%) ............                    169,953
                                                ---------------
CANADA
Accugraph Corp. (Class A)*  ......      5,000           3,980
Architel Systems Corp.* ..........     30,300         186,989
Istar Internet, Inc.*+ ...........     12,000          40,314
Loblaw Companies Ltd. ............     20,000         206,682
Prime Resource Group, Inc.  ......     20,000         141,683
Renaissance Energy Ltd.* .........      2,000          68,139
Rofin-Sinar Technologies, Inc.*  .     40,000         470,000
Transat A.T., Inc.* ..............     67,500         554,592
                                                ---------------
 TOTAL CANADA (1.1%) .............                  1,672,379
                                                ---------------
CHILE
Empresas Telex-Chile S.A. (ADR)  .     20,000          92,500
Enersis S.A. (ADR) ...............      1,000          27,750
Santa Isabel S.A. (ADR) ..........     17,000         384,625
                                                ---------------
 TOTAL CHILE (0.3%) ..............                    504,875
                                                ---------------
DENMARK
Carli Gry International A/S*  ....     15,600         747,266
Coloplast A/S B ..................      4,000         455,235
Den Danske Bank ..................        400          32,274
Scandinavian Mobility
 International, Inc.+ ............      6,000          98,861
Tele Danmark AS (B Shares)  ......      1,000          55,206
                                                ---------------
 TOTAL DENMARK (0.9%) ............                  1,388,842
                                                ---------------
FINLAND
KCI Konecranes International*  ...     20,000         630,824
Nokia Corp. (ADR) ................      3,000         172,875
                                                ---------------
 TOTAL FINLAND (0.5%) ............                    803,699
                                                ---------------
FRANCE
Accor SA .........................      8,000       1,013,010
Alcatel Alsthom ..................      3,500         281,160
Banque Nationale de Paris ........        700          27,091
Bouygues Offshore SA (ADR)*  .....     40,000         515,000
BSN Gervais Danone ...............        500          69,673
Carrefour ........................        225         146,401
Cie de St. Gobain ................        250          35,367
Cie Fin Paribas (Series A)  ......        750          50,723
Cie Generale des Eaux ............      6,000         743,568
Coflexip (ADR)* ..................      3,000          78,750
Credit Local de France ...........      1,000          87,116
Dauphin O.T.A.* ..................        195          12,102
Elf Aquitaine ....................      2,250         204,814
Havas ............................        350          24,554
Lafarge Corp. ....................        450          26,999
L'Air Liquide SA .................        550          85,863
L'Oreal ..........................        495         186,418
Louis Dreyfus Citrus*+ ...........     20,300         665,125
Louis Vuitton Moet Hennessy  .....        500         139,636
Lyonnais des Eaux Dumez ..........        400          37,228
Michelin (CGDE), (Class B)  ......      1,800          97,173
Pernod-Ricard ....................      2,000         110,629
Peugeot SA .......................        250          28,139
Pinault Printemps ................        150          59,497
Promodes .........................        100          28,236
Schneider SA .....................        800          36,990
Societe Generale .................        550          59,468
St. Dupont*+ .....................     34,900       1,183,848
                                                ---------------
 TOTAL FRANCE (4.0%) .............                 6,034,578
                                                ---------------
GERMANY
Adidas AG+ .......................      3,000         259,293
Allianz AG Holding ...............        150         270,016
Apcoa Parking AG .................        800          85,781
Bayer AG .........................      4,500         182,626
B.U.S. Berzelius
 Umwelt-Service AG ...............     24,850         306,830
Daimler-Benz AG* .................      2,000         137,120

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
Deutsche Bank AG .................      3,250      $   151,644
Deutsche Telekom AG (ADR)*  ......     50,000       1,018,750
Dresdner Bank AG .................      2,850          85,196
Kiekert AG .......................      1,000          28,789
Linde AG .........................         50          30,381
Lufthansa AG .....................      2,000          27,008
Pfeiffer Vacuum Technology (ADR)*      10,000         180,000
RWE AG ...........................      1,850          77,424
SAP AG ...........................        500          68,397
Schering AG ......................        400          33,767
SGL Carbon AG+ ...................      6,900         870,345
Siemens AG .......................      2,500         116,032
SKW Trostberg AG .................      5,000         135,885
Thyssen AG .......................        150          26,602
Turbon International AG ..........      4,500         116,974
Veba AG ..........................      5,150         296,189
Viag AG ..........................        150          58,731
                                                ---------------
 TOTAL GERMANY (3.0%) ............                  4,563,780
                                                ---------------
GREECE (0.2%)
Hellenic Telecommunication
 Organization S.A. ...............     14,070         242,313
                                                ---------------
HONG KONG
Aeon Credit Service Co. ..........    924,000         295,675
Associated International Hotels  .     10,000           7,499
Cheung Kong Holdings .............     50,000         444,437
China Apollo Holdings Ltd.  ......    700,000          73,308
China Travel International
 Investment Hong Kong Ltd.*  .....    700,000         309,975
First Sign International
 Holdings Ltd. ...................    600,000         191,997
Hang Seng Bank ...................      5,000          60,767
HSBC Holdings PLC (H.K.$).........     14,200         303,846
Hutchison Whampoa ................     12,000          94,253
Jardine International
 Holdings Ltd. ...................     32,000          42,821
JCG Holdings .....................    250,000         244,036
Television Broadcasts ............     37,000         147,818
                                                ---------------
 TOTAL HONG KONG (1.5%) ..........                  2,216,432
                                                ---------------
INDONESIA
PT Bunas Finance Indonesia*  .....     93,000          98,434
PT Citatah* ......................    430,000         300,381
PT Indonesian Satellite (ADR)  ...     10,000         273,750
PT Kalbe Farma* ..................    350,000         400,085
PT Sekar Bumi ....................    510,000         323,878
                                                ---------------
 TOTAL INDONESIA (0.9%) ..........                  1,396,528
                                                ---------------
IRELAND
Crean (James) PLC--Units .........      5,000          15,681
Fyffes PLC .......................    600,000       1,118,886
Irish Continental Group ..........     20,000         150,032
Irish Life PLC ...................     50,000         229,711
Jurys Hotel Group PLC ............     62,000         289,046
                                                ---------------
 TOTAL IRELAND (1.2%) ............                  1,803,356
                                                ---------------
ISRAEL
Home Centers Ltd.* ...............     15,400          71,225
Tadiran Telecommunications Ltd. ..     20,000         447,500
                                                ---------------
 TOTAL ISRAEL (0.3%) .............                    518,725
                                                ---------------
ITALY
Assicurazioni Generali Spa  ......      5,500         104,244
Banca Commerciale Italiana Spa ...     10,000          18,195
Danieli & Co.* ...................     24,800         204,368
Editorale La Repubblica Spa*  ....     40,000          55,509
ENI Spa ..........................     30,000         153,968
ENI Spa (ADR) ....................      6,000         309,750
Fiat Spa .........................     20,000          60,519
Istituto Bancario San Paolo di
 Torino ..........................      5,000          30,655
Istituto Mobilare Italiano  ......      2,500          21,426
Istituto Naz Delle Assicurazioni       22,500          29,310
Mediaset Spa* ....................    260,000       1,199,836
Mediolanum Spa*+ .................     36,000         340,807
Rinascente .......................     10,000          58,014
Rinascente--Warrants* ............        500             221
Simint Spa* ......................    100,000         372,477
Telecom Italia Mobile Spa ........     40,000         101,129
Telecom Italia Spa ...............      5,000          12,987
Unicem Spa* ......................     16,000         104,425
                                                ---------------
 TOTAL ITALY (2.1%) ..............                  3,177,840
                                                ---------------
JAPAN
Ajinomoto Co., Inc. ..............      3,000          30,567
Akita Bank .......................     20,000         124,342
Asahi Bank Ltd. ..................     40,000         355,755
Asahi Chemical Industry Co.  .....      6,000          33,987
Asahi Diamond Industry Co. Ltd.  .     22,000         199,465
Asahi Glass Co. Ltd. .............     16,000         150,591
Asatsu, Inc. .....................     14,000         444,867
Bank of Tokyo-Mitsubishi Bank  ...     48,000         891,115
Bridgestone Corp. ................      4,000          75,987
Bridgestone Metalpha Corp.  ......     12,000         102,582
Canon, Inc. ......................     10,000         221,052
Capcom Co. Ltd. ..................      8,000         163,716
Chubu Sekiwa Real Estate .........      5,000          64,330
Credit Saison Co. ................     44,000         984,026
Daibiru Corp. ....................     21,000         194,025
Dai-Ichi Corp. ...................      6,000         121,233
Dai-Ichi Kangyo Bank .............     12,000         173,042
Daimon Co. Ltd. ..................      9,000         144,547
Dainippon Ink & Chemical, Inc.  ..     27,000         100,017
Dainippon Printing Co. Ltd.  .....      3,000          52,586
Daiseki Co. Ltd. .................      6,000         142,993
Daiwa House Industry Co. .........      2,000          25,732
DDI Corp. ........................         80         529,143
Doshisha Co. .....................      4,000          65,625
Eiden Sakakiya Co. Ltd. ..........     18,000         181,850
Enix Corp.* ......................      9,400         212,659
Enshu* ...........................     42,000         126,207
Familymart Co. ...................      3,500         139,927
Fanuc Co. ........................        900          28,832
FCC Co. Ltd. .....................     10,000         271,997
Fuji Bank Ltd. ...................     11,000         160,522
Fuji Photo Film Co. ..............      1,000          32,985
Fuji Soft Corp. ..................      7,600         232,312
Fujikura Ltd. ....................     48,000         384,630
Fujimi, Inc. .....................      5,500         296,347
Hachijuni Bank ...................      9,000          85,485
Hankyu Corp. .....................     25,000         124,126

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
Hirose Electric Co. Ltd. .........     11,000       $ 637,337
Hitachi Ltd. .....................     16,000        149,210
Hitachi Metals Ltd. ..............     28,000        222,675
Hitachi Plant Engineering &
 Construction Co. ................     24,000        142,164
Hokushin .........................        600          4,072
Homac Corp. ......................      7,500        135,999
Home Wide Corp., Inc. ............     15,000        134,703
Honda Motor Corp. ................     22,000        628,789
Hoya Corp. .......................     20,000        785,770
Industrial Bank of Japan .........      9,720        168,700
Isetan & Co. .....................     46,000        595,803
Ishihara Sangyo Ltd.* ............    100,000        241,775
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     60,000        266,816
Isuzu Motors Ltd. ................     40,000        177,878
Ito Yokado Co. Ltd. ..............      2,000         87,039
Japan Airport Terminal Co.  ......     32,200        394,819
Japan Industrial Land Development       8,000        151,973
Kajima Corp. .....................     16,000        114,394
Kaneshita Construction Co.  ......      6,000         56,990
KAO Corp. ........................      3,000         34,971
Kawasaki Heavy Industries ........    150,000        620,413
Kawasaki Kisen* ..................     20,000         45,592
Kawasaki Steel ...................     13,000         37,380
Keyence Corp. ....................      4,000        493,912
Kikuchi Co. Ltd. .................     14,000        181,331
King Co.* ........................     38,000        170,952
Kinki Nippon Railroad Co. ........      7,000         43,701
Kirin Brewery Co. ................      4,000         39,375
Koa Fire & Marine ................     22,000        106,761
Komatsu Ltd. .....................      4,000         32,812
Kubota Corp. .....................      6,000         28,961
Mabuchi Motor Co. ................     10,000        503,411
Makino Milling Machine Co.  ......     30,000        191,434
Mars Engineering Corp.* ..........      6,000        152,837
Matsuda Sangyo Co. Ltd. ..........      8,000        206,545
Matsushita Electric
 Industrial Co. ..................     11,000        179,518
Matsuyadenki Co. Industries  .....      6,000         56,472
Meitec Corp. .....................     39,000        744,236
Minebea Co. ......................     50,000        417,926
Ministop Co. Ltd. ................      4,700        114,852
Misawa Ceramic Corp. .............     34,000        184,958
Mitsubishi Chemical Corp. ........     50,000        161,903
Mitsubishi Corp. .................     44,000        455,919
Mitsubishi Estate Co. ............     46,000        472,671
Mitsubishi Heavy Industries Ltd. .    100,000        794,405
Mitsubishi Materials Corp.  ......      6,000         24,247
Mitsubishi Trust & Banking Corp.       20,000        267,680
Mitsui Home Co. Ltd. .............     28,000        345,739
Mitsui & Co. .....................      6,000         48,700
Murata Manufacturing Co. Ltd.  ...      1,000         33,244
Namco Ltd. .......................     20,000        613,073
Namura Shipbuilding Co. ..........     26,000         85,312
Nanno Construction Co. Ltd.  .....     15,000         89,371
NEC Corp. ........................      6,000         72,533
NGK Spark Plug Co. ...............     32,000        350,920
Nichiei Co. Ltd. .................     12,000        881,789
Nichiha Corp. ....................     38,000        672,653
Nintendo Co. .....................     12,000        858,993
Nippon Denwa Shisetsu* ...........     30,000        277,178
Nippon Electric Glass ............     20,000        307,400
Nippon Express Co. Ltd. ..........      5,000         34,280
Nippon Kanzai Co. ................      1,000         25,905
Nippon Paper Industries Co.  .....     18,000         83,931
Nippon Steel Corp. ...............     27,000         79,734
Nippon Television Network Corp.  .      2,860        864,347
Nippon Yusen K.K. ................      4,000         18,099
Nippondenso Co. Ltd. .............      4,000         96,365
Nireco ...........................     15,000        170,970
Nissen Corp. Ltd. ................      2,300         16,087
Nitta Corp. ......................     27,000        338,054
Nitto Kohki Co. Ltd. .............     15,000        537,518
Nomura Securities Co. ............      8,000        120,197
Noritsu Koki Co. Ltd. ............     18,000        847,077
Ohmoto Gumi Co. Ltd. .............     11,000        157,672
Oie Sangyo Co. Ltd. ..............     12,000        155,427
Oji Paper Co. Ltd. ...............     14,000         88,611
Omron Corp. ......................     44,000        828,253
Oriental Construction Co. ........     11,000        141,525
Paris Miki, Inc. .................     13,500        487,264
Promise Co. Ltd. .................      9,000        442,967
PS Corp. .........................     18,900        316,605
Renown, Inc.* ....................     70,000        186,771
Ricoh Elemex Corp. ...............      8,000        111,907
Rohm Co. Ltd. ....................      7,000        459,373
Rohto Pharmaceutical Co. .........     33,000        319,143
Royal Ltd. .......................     12,000        274,588
Santen Pharmaceutical Co. ........     34,000        704,602
Sanyo Chemicals ..................     20,000        153,700
Sanyo Electric Co. Ltd. ..........     60,000        248,683
Sanyo Engineering & Construction,
 Inc. ............................     27,000        240,135
Sanyo Pax Co. Ltd. ...............     23,000        399,188
Sanyo Shinpan Finance Co. Ltd.  ..      6,000        375,615
Sato Corp. .......................     26,000        507,383
Sekisui Chemical Co. Ltd. ........     22,000        222,261
Sekisui House Ltd. ...............      3,000         30,567
Seven-Eleven Japan Ltd. ..........      7,000        409,809
Shaddy Co. Ltd. ..................      2,000         31,949
Sharp Corp. ......................     12,000        170,970
Shimizu Corp. ....................      3,000         22,407
Shin-Etsu Chemical Ltd. ..........      5,000         91,097
Shiseido Co. .....................     32,000        370,262
Shizuoka Bank ....................     30,000        318,625
Sho Bond Construction ............     28,000        754,339
SMC Corp. ........................     10,000        672,653
Sodick Co.* ......................     78,000        646,576
Sony Corp. .......................      1,000         65,538
Suido Kiko Kaisha ................      8,000         56,645
Sumitomo Bank Ltd. ...............     12,000        173,042
Sumitomo Chemical Co. Ltd.  ......      7,000         27,744
Sumitomo Forestry Co. ............      6,000         73,051
Sumitomo Metal Industries ........    200,000        492,185
Taisei Corp. .....................      4,000         20,724
Taisho Pharmaceutical Co. ........     22,000        518,608
Takara Printing Co. ..............     19,000        154,218
Takeda Chemical Industries  ......      8,000        167,861
Takefuji Corp.* ..................      4,000        288,403
Takihyo Co. Ltd. .................     21,000        253,864

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
TDK Corp. ........................      8,000      $    521,544
Toda Construction ................     18,000          136,776
Toei Co. .........................     50,000          322,079
Toho Bank ........................     15,000           90,925
Tokio Marine & Fire
 Insurance Co. ...................      6,000           56,472
Tokyo Broadcasting System ........     41,000          626,630
Tokyo Electric Power Co., Inc.  ..      7,000          153,527
Tokyo Electron ...................     10,000          306,537
Tokyu Corp. ......................      5,000           28,409
Toray Industries, Inc. ...........      6,000           37,043
Toso Co. Ltd. ....................     16,000          248,683
Tostem Corp. .....................      1,000           27,631
Toyoda Gosei* ....................     20,000          138,675
Toyota Motor Corp. ...............     11,000          316,294
Warabeya Nichiyo Co. Ltd.*  ......     12,000          102,582
Wesco, Inc. ......................      5,200           65,107
Xebio Co. ........................      6,000          178,741
Yamaichi Securities ..............     40,000          177,878
Yamanouchi Pharmaceutical ........     32,000          657,629
Yamato Transport .................     65,000          673,516
Yaskawa Electric Corp.* ..........     48,000          166,618
Yokogawa Electric Corp. ..........    106,000          915,290
                                                ---------------
 TOTAL JAPAN (30.3%) .............                  45,982,150
                                                ---------------
MALAYSIA
Guinness Anchor BHD ..............     30,000           73,649
Hong Leong Bank BHD ..............     50,000          174,223
IOI Corp. BHD ....................    250,000          384,082
Kim Hin Industry BHD .............    100,000          167,888
Lingkaran Trans Kota Holdings
 BHD*+ ...........................    152,000          312,968
Malayan Banking Berhad ...........     24,000          266,086
Mancon BHD* ......................     76,666          233,747
Metacorp Berhard .................    120,000          306,474
Pacific & Orient BHD .............     80,000          193,229
Resorts World BHD ................     20,000           91,071
RJ Reynolds BHD ..................    200,000          542,467
Sap Holdings* ....................     60,000          287,468
Sime Darby BHD ...................    150,000          590,972
Sriwani Holdings BHD .............    180,000          484,657
Star Publications BHD ............     30,000          118,194
                                                ---------------
 TOTAL MALAYSIA (2.8%) ...........                   4,227,175
                                                ---------------
MEXICO
Elamex S.A. de C.V.* .............     33,300          320,513
Grupo Elektra S.A. de C.V.*  .....     60,000          471,799
Panamerican Beverages ............      5,000          234,375
                                                ---------------
 TOTAL MEXICO (0.7%) .............                   1,026,687
                                                ---------------
NETHERLANDS
ABN Amro Holdings ................      1,456           94,672
Aegon N.V. .......................      8,000          509,531
Akzo Nobel N.V. ..................        330           45,053
AMEV N.V. ........................     10,000          349,984
Content Beheer N.V.*+ ............     30,000        1,145,403
Elsevier N.V. ....................     17,310          292,397
Goudsmit (Eduard) N.V.* ..........      6,000          534,521
Gucci Group N.V. .................      5,000          319,375
Heineken N.V. ....................        233           41,218
Hunter Douglas N.V. ..............      3,000          202,181
IHC Caland N.V. ..................      4,000          228,386
ING Groep N.V. ...................      3,392          122,050
KLM ..............................      2,000      $     56,229
Kon. PTT Nederland+ ..............     25,000          953,056
Koninklijke Nedlloyd Groep N.V. ..     20,000          548,405
Nutrica Verenigde Bedrijven
 N.V.+............................      1,000          151,853
Royal Dutch Petroleum Co. ........      2,487          435,781
Toolex Alpha N.V.* ...............     15,000          159,375
Unilever N.V. CVA ................        742          131,175
Vendex International N.V. ........      3,600          153,901
Ver Ned Uitgeversbedr
 Ver Bezit N.V. ..................      5,000          104,417
                                                ---------------
 TOTAL NETHERLANDS (4.3%) ........                   6,578,963
                                                ---------------
NEW ZEALAND
Lion Nathan Ltd. .................     15,000           35,948
Tourism Holdings Ltd. ............     15,000           28,631
Warehouse Group Ltd.* ............    120,000          288,436
                                                ---------------
 TOTAL NEW ZEALAND (0.2%) ........                     353,015
                                                ---------------
NORWAY
Alvern Norway ASA* ...............    110,000        1,468,453
Hafslund Nycomed ASA
 (B Shares) ......................      5,000           34,316
Merkantildata A/S ................      1,000           18,375
Norsk Hydro AS ...................      1,100           59,602
Nycomed ASA (B Shares)* ..........      5,000           76,956
Seatex Garex ASA* ................    100,000          543,406
Tomra Systems ....................     58,000          906,357
Union Bank of Norway .............     12,000          376,929
                                                ---------------
 TOTAL NORWAY (2.3%) .............                   3,484,394
                                                ---------------
PANAMA (0.3%)
Banco Latinoamericano de
 Exportaciones, S.A. (E Shares) ..     10,000          507,500
                                                ---------------
PERU
Banco Wiese Limitado (ADR)  ......     10,000           58,750
Telefonica del Peru S.A. (ADR)  ..     60,000        1,132,500
                                                ---------------
 TOTAL PERU (0.8%) ...............                   1,191,250
                                                ---------------
PORTUGAL
Banco Comercial Portugues SA  ....     32,700          431,420
Telecel-Comunicacoes
 Pessoai SA* .....................     15,000          958,044
                                                ---------------
 TOTAL PORTUGAL (0.9%) ...........                   1,389,464
                                                ---------------
SINGAPORE
City Developments Ltd. ...........     65,000          585,293
Comfort Group Ltd. ...............     18,000           15,951
Fraser & Neave ...................     50,000          514,543
GP Batteries International Ltd. ..     30,000           99,600
GP Batteries International Ltd.+ .    110,000          365,200
Great Eastern Life
 Assurance Co.* ..................      7,000          120,560
Overseas Union Bank Ltd. .........     20,000          154,363
Singapore Airlines Ltd. ..........     20,000          181,519
SM Summit Holdings Ltd.* .........     30,000           10,076
                                                ---------------
 TOTAL SINGAPORE (1.4%) ..........                   2,047,105
                                                ---------------
SOUTH KOREA
Korea Electric Power (ADR)  ......     10,000          205,000
Korea Mobile Telecommunications
 Corp. (ADR) .....................     63,860          822,198
                                                ---------------
 TOTAL SOUTH KOREA (0.7%) ........                   1,027,198
                                                ---------------

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
SPAIN
Banco Bilbao Vizcaya SA ..........      1,627      $    87,916
Banco de Valencia ................     30,000         586,224
Banco Popular ....................        200          39,313
Banco Santander SA ...............      1,156          74,050
Centros Comerciales Pryca SA  ....      3,000          63,594
Construcciones Auxiliar Ferro  ...        500          18,963
Corporacion Mapfre Cia
 Inter SA ........................     10,000         609,735
Cubiertas Y Mzov SA ..............      2,000         154,168
El Aguila SA* ....................     19,000          91,244
Empresa Nacional de
 Celulosa SA* ....................      5,000          59,933
Endesa ...........................      1,122          79,915
Gas Y Electridad SA (Series 2)  ..     16,000       1,023,676
General de Aguas d'Barcelona  ....      6,000         249,752
Hidroelectrica del Cantabrico  ...     10,000         381,951
Iberdrola II .....................     10,000         141,835
Iberdrola SA .....................     25,668         364,061
Portland Valderrivas SA* .........      5,424         365,423
Prosegur Compania
 Seguridad SA ....................      4,315          39,914
Repsol SA ........................      4,392         168,599
Tabacalera SA ....................     10,000         430,900
Telefonica de Espana SA ..........     12,358         287,210
Viscofan Envoltura ...............      2,500          36,615
                                                ---------------
 TOTAL SPAIN (3.5%) ..............                  5,354,991
                                                ---------------
SWEDEN
Astra AB (A Shares) ..............      2,900         143,316
Autoliv AB .......................      3,000         131,541
BT Industries AB+ ................     10,000         186,239
Dahl International AB*+ ..........     33,000         694,437
Ericsson (L.M.) Telephone Co.
 (Series B) ......................      6,400         198,029
Kalmar Industries AB+ ............      4,000          61,591
Meda AB* .........................      8,100         153,229
NetCom Systems AB
 (B Shares)* .....................     26,400         427,793
Scandic Hotels AB*+ ..............     71,600       1,196,975
Sparbanken Sverige AB
 (A Shares) ......................     16,000         274,519
Swedish Match Co. AB* ............    200,000         703,896
                                                ---------------
 TOTAL SWEDEN (2.8%) .............                  4,171,565
                                                ---------------
SWITZERLAND
ABB AG ...........................        210         261,225
CS Holdings ......................      1,250         128,409
Nestle AG ........................        180         193,246
Novartis AG* .....................        528         604,725
Roche Holdings AG Genusscheine  ..         52         404,617
Schweizerische Bankgesellschaft  .        120         105,163
Schweizerische Ruckversicherungs
 Gesellschaft ....................        120         128,114
Tag Heuer International SA (ADR)*      30,200         486,975
                                                ---------------
 TOTAL SWITZERLAND (1.5%) ........                  2,312,474
                                                ---------------
THAILAND
CMIC Finance & Securities
 Co. Ltd. ........................     51,000          73,579
Nation Publishing Group
 Co. Ltd. ........................    130,000         380,176
Nawarat Patanakarn Public Co.  ...     30,000          35,093
Siam Makro Public Co. Ltd.  ......     50,000         210,559
Thai Engine Manufacturing Public
 Co. Ltd.* .......................     70,000         543,165
                                                ---------------
 TOTAL THAILAND (0.8%) ...........                  1,242,572
                                                ---------------
UNITED KINGDOM
Barclays Bank ....................     20,000         342,791
Bass Breweries ...................      5,132          72,179
BAT Industries ...................     60,000         497,998
BOC Group Co. PLC ................      2,591          38,772
Boots Co. PLC ....................      5,806          59,926
BPB PLC ..........................     70,000         459,882
British Aerospace ................      2,120          46,487
British Airport Author PLC  ......    100,000         833,423
British Airways ..................     38,000         394,167
British Energy PLC* ..............    251,400         633,090
British Gas ......................     25,021          96,229
British Petroleum Co. PLC ........     29,367         352,412
British Sky Broadcasting
 Group PLC .......................      8,097          72,406
British Steel ....................     20,000          54,991
British Telecommunications  ......     35,150         237,550
BTR PLC ..........................     21,470         104,456
Cable & Wireless .................     12,409         103,207
Cadbury Schweppes PLC ............      5,961          50,293
Carlton Communications PLC  ......     20,000         176,278
Commercial Union PLC .............      2,801          32,797
Cordiant PLC* ....................    170,000         299,964
Dixons Group PLC* ................    120,000       1,115,228
Filtronic Comtek PLC .............    180,000       1,137,841
General Accident .................      2,904          38,132
General Electric Co. PLC .........     13,890          90,897
GKN PLC ..........................      2,089          35,822
Glaxo Wellcome PLC................     23,220         377,097
Granada Group PLC ................      3,225          47,596
Grand Metropolitan ...............     24,736         194,502
Great Universal Stores ...........      3,970          41,622
Guinness PLC .....................     80,571         631,470
Hanson PLC .......................     44,569          62,226
Harvey Nichols Group PLC*+  ......     70,000         411,315
House of Fraser PLC ..............    150,000         394,441
HSBC Holdings PLC ................     10,000         217,906
Imperial Chemical Industries  ....      3,109          40,931
Imperial Tobacco PLC* ............     49,999         322,913
Invesco ..........................    100,000         444,549
Invesco Funding LLC* .............     20,000          88,910
Kingfisher PLC ...................      4,084          44,182
Land Securities PLC ..............      3,207          40,875
Legal & General Group PLC ........      7,475          47,636
Lloyds TSB Group PLC .............     34,379         253,542
Marks & Spencer ..................     17,109         143,909
McBride PLC ......................     20,000          46,596
Millennium Chemicals, Inc.*  .....        636          11,289
Mirror Group Newspapers PLC  .....     40,000         147,669
Misys PLC ........................     12,000         229,521
National Grid Group PLC ..........    280,754         940,276
National Power PLC ...............    100,000         837,706
Peninsular & Oriental Steam
 Navigation Co. ..................      3,314          33,496
Powerscreen International ........     40,000         387,161
Prudential Corp. .................      8,019          67,519

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
Rank Organisation PLC ............     12,574     $      93,809
Reed International ...............     13,000          245,307
Rentokil Group PLC ...............     70,000          526,436
Reuters Holdings .................      7,496           96,503
RTZ Corp. ........................      5,510           88,398
Safeway PLC ......................      6,932           47,976
Scottish Power PLC ...............      5,263           31,736
Smith & Nephew PLC* ..............    100,000          310,071
Smithkline Beecham PLC ...........     40,000          554,702
Tate & Lyle PLC ..................     12,000           97,441
Tesco PLC ........................     12,625           76,671
Thistle Hotels PLC* ..............     94,000          292,272
Thorn PLC* .......................    120,000          517,014
Tomkins PLC ......................     25,000          114,992
Unilever .........................      4,907          119,074
United Utilities PLC .............      2,901           30,862
Vodafone Group ...................    150,000          633,419
WPP Group PLC ....................     60,000          261,076
Zeneca Group PLC .................     10,336          291,716
                                                ---------------
 TOTAL UNITED KINGDOM (12.1%) ....                  18,313,548
                                                ---------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (86.4%)
 (Cost $126,187,152) .............                 131,221,130
                                                ---------------
PREFERRED STOCKS:
GERMANY
Fielmann AG ......................      9,000          283,663
Fresenius AG* ....................      2,000          415,258
                                                ---------------
 TOTAL GERMANY (0.5%) ............                     698,921
                                                ---------------
FINLAND (0.0%)
Nokia Oy Cum .....................      1,400           81,250
                                                ---------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost $868,953) .................                     780,171
                                                ---------------

                                   PRINCIPAL         VALUE
                                    AMOUNT         (NOTE 1)
------------------------------  -------------  ---------------
[S]                             [C]            [C]
LONG-TERM DEBT SECURITIES:
SPAIN (0.0%)
Corporacion Mapfre
 8.5% Conv., 02/27/99..........     2,520,000     $     19,425
                                                 -------------
                     Peseta
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,681) ....................          19,425
                                                 -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ...........   $12,300,000       12,298,053
Federal National Mortgage
 Association
 5.45%, due 02/13/97 ..........     5,000,000        5,000,000
                                                 -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (11.4%) ............                     17,298,053
                                                 -------------
TOTAL SHORT-TERM DEBT SECURITIES (11.4%)
 (Amortized Cost $17,298,053) .                     17,298,053
                                                 -------------
TOTAL INVESTMENTS (98.3%)
 (Cost/Amortized $144,374,839)                     149,318,779
OTHER ASSETS
 LESS LIABILITIES (1.7%)  .....                      2,588,056
                                                 -------------
NET ASSETS (100.0%) ...........                   $151,906,835
                                                 =============
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Basic Materials ...............                            4.2%
Business Services .............                           10.8
Capital Goods .................                           13.2
Consumer Cyclicals ............                           21.0
Consumer Non-Cyclicals ........                           13.2
Credit Sensitive ..............                           21.7
Energy.........................                            4.1
Technology.....................                           10.0
Diversified ...................                            1.8
                                                       -------
                                                         100.0%
                                                       =======
------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $10,905,470 or 7.2% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDS--Global Depository Share

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-----------------------------------------------------------------------------


                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
METALS & MINING (2.0%)
Cyprus Amax Minerals Co. ........     907,300   $   21,208,138
Kaiser Aluminum Corp.* ..........     780,900        9,077,962
Titanium Metals Corp.* ..........   1,392,200       45,768,575
                                               --------------
                                                    76,054,675
                                               --------------
CHEMICALS--SPECIALTY (4.4%)
Crompton & Knowles Corp. ........   3,404,400       65,534,700
Cytec Industries, Inc.* .........   2,087,500       84,804,688
IDEXX Laboratories, Inc.*  ......     549,700       19,789,200
                                               --------------
                                                   170,128,588
                                               --------------
STEEL (2.2%)
AK Steel Holding Corp.++ ........   1,326,300       52,554,637
Worthington Industries, Inc.  ...   1,949,700       35,338,313
                                               --------------
                                                    87,892,950
                                               --------------
 TOTAL BASIC MATERIALS (8.6%)  ..                  334,076,213
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (6.7%)
Philip Environmental, Inc.*  ....   1,625,000       23,562,500
Republic Industries, Inc.*  .....   2,694,000       84,019,125
USA Waste Services, Inc.*  ......   3,421,900      109,073,062
Wheelabrator Technologies, Inc.     2,597,800       42,214,250
                                               --------------
                                                   258,868,937
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Comcast Corp. (Class A) SPL  ....   5,147,100       91,682,719
Evergreen Media Corp.
 (Class A) *++ ..................   2,511,300       62,782,500
                                               --------------
                                                   154,465,219
                                               --------------
TRUCKING, SHIPPING (1.5%)
Xtra Corp.++ ....................   1,376,400       59,701,350
                                               --------------
 TOTAL BUSINESS SERVICES
 (12.2%).........................                  473,035,506
                                               --------------
CONSUMER CYCLICALS
AIRLINES (3.9%)
America West Airlines, Inc.
 (Class B)* .....................   2,056,800       32,651,700
Continental Airlines, Inc.
 (Class B)* .....................   1,684,500       47,587,125
Delta Air Lines, Inc. ...........     569,700       40,377,488
Northwest Airlines Corp.
 (Class A)* .....................     788,700       30,857,888
                                               --------------
                                                   151,474,201
                                               --------------
APPAREL, TEXTILE (8.5%)
Tommy Hilfiger Corp.* ...........   1,127,300       54,110,400
Mohawk Industries, Inc.* ........   1,230,400       27,068,800
Nine West Group, Inc.*++ ........   3,112,800      144,356,100
Polymer Group, Inc.*++ ..........   2,534,600       35,167,575
Shaw Industries, Inc. ...........   2,542,100       29,869,675
UNIFI, Inc. .....................   1,223,900       39,317,787
                                               --------------
                                                   329,890,337
                                               --------------
FOOD SERVICES, LODGING (6.4%)
Choice Hotels International,
 Inc.* ..........................   1,742,400       30,709,800
Doubletree Corp.* ...............     590,700       26,581,500
Extended Stay America, Inc.*  ...   1,573,600       31,668,700
Host Marriott Corp.* ............   7,650,400      122,406,400
La Quinta Motor Inns, Inc.  .....     649,300       12,417,862
Studio Plus Hotels, Inc.*  ......     478,600        7,537,950
Suburban Lodges of America*++  ..     942,400       15,078,400
                                               --------------
                                                   246,400,612
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (2.1%)
Industrie Natuzzi (ADR) .........   2,169,800       49,905,400
Sunbeam Corp. ...................   1,175,800       30,276,850
                                               --------------
                                                    80,182,250
                                               --------------
LEISURE RELATED (5.6%)
Electronic Arts* ................     762,000       22,812,375
Harman International Industries,
 Inc. ++ ........................   1,497,200       83,281,750
Hasbro, Inc. ....................   1,938,600       75,363,075
ITT Corp.* ......................     814,500       35,328,938
                                               --------------
                                                   216,786,138
                                               --------------
RETAIL--GENERAL (3.1%)
AutoZone, Inc.* .................   1,460,200       40,155,500
Circuit City Stores, Inc.  ......   2,166,900       65,277,862
Pep Boys Manny Moe & Jack  ......     515,800       15,860,850
                                               --------------
                                                   121,294,212
                                               --------------
 TOTAL CONSUMER CYCLICALS (29.6%)                1,146,027,750
                                               --------------
CONSUMER NONCYCLICALS
DRUGS (3.8%)
Biogen, Inc.* ...................   1,651,000       63,976,250
Centocor, Inc.* .................   1,847,400       66,044,550
MedImmune, Inc.* ................   1,012,100       17,205,700
                                               --------------
                                                   147,226,500
                                               --------------
HOSPITAL SUPPLIES & SERVICES (7.9%)
Healthsouth Corp.* ..............   3,124,375      120,678,984
Health Management Associates,
 Inc. (Class A)* ................   1,510,900       33,995,250
Manor Care, Inc. ................   1,742,400       47,044,800
Saint Jude Medical, Inc.*  ......   2,436,350      103,849,419
                                               --------------
                                                   305,568,453
                                               --------------
SOAPS & TOILETRIES (1.8%)
Dial Corp. ......................   2,653,800       39,143,550
Estee Lauder Cos. (Class A)  ....     587,000       29,863,625
                                               --------------
                                                    69,007,175
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (13.5%)               521,802,128
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (1.0%)
Aames Financial Corp.++ .........   1,112,400       39,907,350
                                               --------------
INSURANCE (3.1%)
CNA Financial Corp.* ............   1,133,100      121,241,700
                                               --------------
UTILITY--TELEPHONE (2.8%)
Telephone & Data Systems,
 Inc.++..........................   2,883,000      104,508,750
                                               --------------
 TOTAL CREDIT SENSITIVE (6.9%)  .                  265,657,800
                                               --------------
ENERGY
OIL--DOMESTIC (4.8%)
Oryx Energy Co.* ................   2,098,400       51,935,400
Ultramar Diamond Shamrock Corp.
 ++ .............................   4,184,622      132,338,671
                                               --------------
                                                   184,274,071
                                               --------------

                               77

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Diamond Offshore Drilling,
 Inc.*...........................   1,609,184   $   91,723,488
Rowan Cos., Inc.* ...............   3,785,500       85,646,937
                                               --------------
                                                   177,370,425
                                               --------------
 TOTAL ENERGY (9.4%) ............                  361,644,496
                                               --------------
TECHNOLOGY
ELECTRONICS (3.0%)
American Power Conversion Corp.*      178,000        4,850,500
DT Industries, Inc. ++ ..........     581,900       20,366,500
Pairgain Technologies, Inc.*  ...     183,400        5,582,238
Parametric Technology Corp.*  ...   1,351,600       69,438,450
Xylan Corp.* ....................     534,100       15,088,325
                                               --------------
                                                   115,326,013
                                               --------------
OFFICE EQUIPMENT (2.0%)
Read-Rite Corp.* ................     876,100       22,121,525
Storage Technology Corp.*  ......     739,800       35,232,975
Symantec Corp.* .................   1,490,600       21,613,700
                                               --------------
                                                    78,968,200
                                               --------------
OFFICE EQUIPMENT SERVICES (4.1%)
Baan Co. N.V.* ..................     890,000       30,927,500
Fore Systems, Inc.* .............   1,112,500       36,573,438
Informix Corp.* .................   1,411,300       28,755,237
Premisys Communications, Inc.*  .     872,500       29,446,875
Sterling Commerce, Inc.* ........     893,448       31,494,042
                                               --------------
                                                   157,197,092
                                               --------------
TELECOMMUNICATIONS (4.7%)
American Satellite
 Network--Warrants* .............      49,450                0
Andrew Corp.* ...................     701,200       37,207,425
Glenayre Technologies, Inc.*  ...   1,297,400       27,975,188
Millicom International Cellular
 S.A.* ..........................   1,314,415       42,225,582
Tellabs, Inc.* ..................     648,400       24,396,050
United States Cellular Corp.*  ..   1,033,100       28,797,662
Vanguard Cellular Systems, Inc.
 (Class A)* .....................   1,132,450       17,836,087
                                               --------------
                                                   178,437,994
                                               --------------
 TOTAL TECHNOLOGY (13.8%)  ......                  529,929,299
                                               --------------
TOTAL COMMON STOCKS
 AND WARRANTS (94.0%)
 (Cost $3,138,615,856) ..........                3,632,173,192
                                               --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of Tokyo
 5.52%, due 02/10/97 ............ $14,000,000   $   13,914,133
Canadian Imperial Bank of
 Commerce
 5.38%, due 03/27/97 ............  12,000,000       11,850,400
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ............  10,000,000        9,976,125
                                               --------------
 TOTAL BANKERS' ACCEPTANCES (0.9%)                  35,740,658
                                               --------------
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97 ............  25,000,000       25,009,103
Sumitomo Bank Ltd.
 5.51%, due 01/13/97 ............   5,000,000        4,999,736
                                              ---------------
 TOTAL CERTIFICATES OF DEPOSIT (0.8%)               30,008,839
                                              ---------------
COMMERCIAL PAPER
ASCC Commercial Paper
 5.33%, due 03/18/97 ............  11,300,000       11,174,280
Centauri Corp.
 5.4%, due 02/06/97 .............   9,000,000        8,951,400
Corporate Asset Securitization
 Australia
 5.55%, due 03/14/97 ............   9,000,000        8,905,140
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ............   5,000,000        4,927,263
Eureka Corp.
 5.42%, due 02/19/97 ............  10,000,000        9,926,228
Gotham Funding Corp.
 5.45%, due 03/12/97 ............  10,000,000        9,897,528
Jefferson Smurfit Corp.
 5.45%, due 03/04/97 ............   4,000,000        3,963,696
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97 ............  77,000,000       76,985,477
Sigma Finance Corp.
 5.36%, due 04/28/97 ............  10,000,000        9,829,050
                                               --------------
 TOTAL COMMERCIAL PAPER (3.7%)                     144,560,062
                                               --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97 .............  14,000,000       14,000,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97 .............  34,000,000       34,000,000
                                               --------------
 TOTAL TIME DEPOSITS (1.2%)  ....                   48,000,000
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (6.6%)
 (Amortized Cost
 $258,282,887)...................                  258,309,559
                                               --------------
TOTAL INVESTMENTS (100.6%)
 (Cost/Amortized Cost $3,396,898,743)            3,890,482,751
OTHER ASSETS
 LESS LIABILITIES (-0.6%)  ......                  (24,613,334)
                                               --------------
NET ASSETS (100.0%) .............               $3,865,869,417
                                               ==============
------------
*      Non-income producing.
++     Affiliated company as defined under the Investment Company Act of 1940
       (see Note 6).
       Glossary:
       ADR--American Depository Receipt

See Notes to Financial Statements.


                               78

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. .................     1,505       $  205,467
Bayer AG.........................     5,735          232,747
Freeport-McMoRan, Inc............     7,500          240,938
Holliday Chemical Holdings PLC ..    23,700           49,939
Olin Corp. ......................     1,700           63,963
Toagosei Co. Ltd. ...............     5,000           17,701
UBE Industries Ltd. .............     9,000           25,490
                                               --------------
                                                     836,245
                                               --------------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.*..........     4,000          162,500
NGK Insulators ..................     4,000           37,993
                                               --------------
                                                     200,493
                                               --------------
METALS & MINING (0.3%)
Mitsubishi Materials Corp. ......     7,000           28,288
Nippon Light Metal Co............     9,000           36,992
Pechiney SA (A Shares)...........     1,446           60,588
Reynolds Metals Co...............     9,300          524,288
Western Mining Corp. Ltd.........    11,494           72,449
                                               --------------
                                                     722,605
                                               --------------
PAPER (0.0%)
Fletcher Forestry Shares.........    14,000           23,457
UPM-Kymmene Oy...................     3,510           73,679
                                               --------------
                                                      97,136
                                               --------------
STEEL (0.1%)
Nippon Steel Corp................    24,000           70,875
Nisshin Steel Co. Ltd. ..........    44,000          118,158
NKK Corp.*.......................    28,000           63,103
Pohang Iron & Steel Co. Ltd.
 (ADR)...........................     2,000           40,500
Tokyo Steel Manufacturing Co.
 Ltd. ...........................    11,000          156,721
Usinor Sacilor...................     5,280           76,831
                                               --------------
                                                     526,188
                                               --------------
 TOTAL BASIC MATERIALS (0.8%)  ..                  2,382,667
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
Republic Industries, Inc.* ......     5,500          171,531
USA Waste Services, Inc.*........    26,000          828,750
WMX Technologies, Inc. ..........    19,500          636,188
                                               --------------
                                                   1,636,469
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.9%)
British Sky Broadcasting
 Group PLC.......................    12,200          109,097
Cablevision Systems Corp.
 (Class A)*......................     6,000          183,750
Dainippon Printing Co. Ltd. .....     6,000          105,172
Liberty Media Group (Class A)* ..     2,700           77,119
New York Times Co................    14,500          551,000
Pearson PLC......................     7,470           95,912
Reed International...............     8,830          166,620
Reuters Holdings.................    14,000          180,235
Schibsted ASA....................     1,780           32,848
Singapore Press Holdings.........     5,000           98,621
TCI Group (Class A)*.............    10,000          130,625
Television Broadcasts............    16,000           63,921
Time Warner, Inc.................     7,200          270,000
Viacom, Inc. (Class B)*..........    14,560          507,780
                                               --------------
                                                   2,572,700
                                               --------------
PROFESSIONAL SERVICES (0.3%)
Adecco SA........................       189           47,444
Associated First Capital Corp.  .     7,500          330,938
Ceridian Corp.*..................    10,000          405,000
ISS International Service
 System A/S (Class B)*...........     2,510           66,086
                                               --------------
                                                     849,468
                                               --------------
TRUCKING, SHIPPING (0.1%)
Autopistas Concesionaria
 Espanola........................     4,260           58,780
Bergesen Dy AS (A Shares)........     5,380          131,812
Kamigumi Co. Ltd.................     6,000           39,375
Mayne Nickless Ltd. .............     6,000           41,014
Nippon Express Co. Ltd...........    10,000           68,561
Toyo Kanetsu.....................     7,000           24,297
Unitor ASA*......................       940           12,106
                                               --------------
                                                     375,945
                                               --------------
 TOTAL BUSINESS SERVICES (1.9%) .                  5,434,582
                                               --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Boeing Co........................     5,600          595,700
British Aerospace................     6,200          135,952
Coltec Industries, Inc.*.........    11,000          207,625
General Electric Co. PLC.........    18,400          120,410
Swire Pacific Ltd. (Class A) ....     6,000           57,211
United Technologies Corp.........     4,800          316,800
                                               --------------
                                                   1,433,698
                                               --------------
BUILDING & CONSTRUCTION (0.3%)

American Standard
 Companies, Inc.*................     6,700          256,275
Bouygues.........................     1,203          124,740
Daito Trust Construction Co. ....     8,112           90,359
GTM Entrepose....................     1,116           51,622
Maeda Road Construction Co. .....     2,000           23,141
Matsushita Electric Works Ltd. ..     7,000           60,263
National House Industrial Co. ...     7,000           93,084
Shimizu Corp.....................     7,000           52,284
Wimpey (George) PLC..............    46,100           99,902
                                               --------------
                                                     851,670
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.2%)
BPB PLC..........................     8,200           53,872
Hepworth PLC.....................     8,600           37,347
Louisiana Pacific Corp...........     5,200          109,850
Martin Marietta Materials, Inc. .     4,200           97,650
Rugby Group PLC..................    38,400           62,494
Stora Kopparbergs (Series B) ....     7,950          108,422
                                               --------------
                                                     469,635
                                               --------------
ELECTRICAL EQUIPMENT (0.5%)
Alcatel Alsthom..................       320           25,706
General Electric Co..............    13,700        1,354,588
Sumitomo Electric Industries ....     7,000           97,919
                                               --------------
                                                   1,478,213
                                               --------------

                              79

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
MACHINERY (0.3%)
Amano Corp.......................     8,000      $    85,657
Daifuku Co.......................     7,000           88,247
Furukawa Co. Ltd. ...............    11,000           37,042
Ishikawajima Harima Heavy
 Industries Co. Ltd. ............     9,000           40,022
KSB AG...........................       590           92,020
Legris Industries................     1,990           83,804
Mitsubishi Heavy Industries
 Ltd.............................    11,000           87,385
Schindler Holding AG*............        52           56,526
Siebe PLC........................     7,150          132,531
TI Group PLC.....................    15,500          154,539
                                               --------------
                                                     857,773
                                               --------------
 TOTAL CAPITAL GOODS (1.8%)                        5,090,989
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Delta Air Lines, Inc.............     1,100           77,963
Lufthansa AG.....................     7,000           94,528
Northwest Airlines Corp.
 (Class A)*......................    11,800          461,675
Qantas Airways Ltd...............     7,000           11,684
Singapore Airlines Ltd...........     1,000            9,076
Swissair*........................        60           48,547
                                               --------------
                                                     703,473
                                               --------------
APPAREL, TEXTILE (0.5%)
Cone Mills Corp.*................    12,000           94,500
Kuraray Co. Ltd..................    10,000           92,393
Reebok International Ltd.........    31,250        1,312,500
                                               --------------
                                                   1,499,393
                                               --------------
AUTO RELATED (0.1%)
Asahi Glass Co. Ltd..............    17,000          160,003
Magneti Marelli Spa*.............    26,250           32,621
Sumitomo Rubber
 Industries, Inc.................     6,000           44,711
                                               --------------
                                                     237,335
                                               --------------
AUTOS & TRUCKS (0.2%)
Bajaj Auto Ltd. (GDR)............     4,000          105,500
Honda Motor Corp.................     3,000           85,744
Toyota Motor Corp................    13,000          373,802
Volkswagen AG*...................       150           62,143
                                               --------------
                                                     627,189
                                               --------------
FOOD SERVICES, LODGING (0.5%)
Brinker International, Inc.* ....    30,500          488,000
Compass Group PLC*...............     9,500          100,495
Host Marriott Corp.*.............    16,200          259,200
John Q Hammons Hotels, Inc.
 (Class A)*......................    15,000          127,500
La Quinta Motor Inns, Inc. ......    27,900          533,588
                                               --------------
                                                   1,508,783
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.6%)
Electrolux B.....................       920           53,426
First Brands Corp................    12,500          354,688
Matsushita Electric
 Industrial Co...................    12,000          195,838
Sunbeam Corp. ...................    46,900        1,207,675
                                               --------------
                                                   1,811,627
                                               --------------
LEISURE RELATED (0.7%)
Carnival Corp. ..................     1,600           52,800
Disney (Walt) Co.................    15,166        1,055,933
ITT Corp.*.......................     7,300          316,638
Ladbroke Group PLC...............    33,300          131,777
Learning Company, Inc.*..........     4,800           69,000
Rank Group PLC...................    22,300          166,370
Resorts World BHD................    20,000           91,071
Salomon SA.......................       830           71,186
Shimano, Inc.....................     3,000           51,032
                                               --------------
                                                   2,005,807
                                               --------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co...............     1,000           32,985
                                               --------------
RETAIL--GENERAL (1.4%)
AutoZone, Inc.*..................    46,500        1,278,750
British Airport Author PLC ......    17,700          147,516
CompUSA, Inc.*...................    42,600          878,625
Dayton Hudson Corp...............    17,300          679,025
Fingerhut Companies, Inc.........    12,000          147,000
Kingfisher PLC...................     5,200           56,255
Kokuyo Co. ......................     3,000           74,087
Sainsbury (J) PLC................    22,800          151,547
Sears PLC........................    64,700          105,295
Vendex International N.V.  ......     2,850          121,838
Woolworths Ltd...................    55,026          132,524
                                               --------------
                                                   3,772,462
                                               --------------
 TOTAL CONSUMER CYCLICALS (4.3%)                  12,199,054
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.5%)
Bass Breweries...................     7,980          112,235
Cadbury Schweppes PLC............    14,900          125,712
Coca-Cola Amatil Ltd.............     7,048           75,348
Coca-Cola Co.....................    18,000          947,250
Grand Metropolitan...............    16,900          132,887
Kirin Brewery Co.................    11,000          108,281
Lion Nathan Ltd..................    17,000           40,742
                                               --------------
                                                   1,542,455
                                               --------------
CONTAINERS (0.3%)
Crown Cork & Seal Co., Inc. .....    12,000          652,500
Schmalbach Lubeca AG*............       540          132,649
                                               --------------
                                                     785,149
                                               --------------
DRUGS (2.5%)
Amgen, Inc.*.....................     9,200          500,250
Apothekers Cooperatie Opg-CV ....       940           27,026
Astra AB (A Shares)..............     3,040          150,235
Biogen, Inc.*....................    20,000          775,000
Centocor, Inc.*..................    23,800          850,850
Eisai Co. Ltd....................     4,000           78,750
Geltex Pharmaceuticals, Inc.* ...     3,200           77,600
Glaxo Wellcome PLC ..............     8,940          145,187
Merck & Co., Inc.................    17,200        1,363,100
Novartis AG*.....................       330          377,953
Orion-Yhtymae Oy (B Shares) .....     3,030          116,661
Pfizer, Inc. ....................    18,600        1,541,475
Revco D.S., Inc.*................     3,000          111,000
Sankyo Co........................     1,000           28,322
Santen Pharmaceutical Co.........     2,000           41,447

                              80

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Smithkline Beecham PLC...........     8,900      $   123,421
Taisho Pharmaceutical Co.........     4,000           94,292
Takeda Chemical Industries ......     3,000           62,948
Warner-Lambert Co................     6,500          487,500
Yamanouchi Pharmaceutical........     7,000          143,856
                                               --------------
                                                   7,096,873
                                               --------------
FOODS (0.7%)
Campbell Soup Co.................     9,170          735,893
CSM N.V.*........................       450           24,991
House Foods Industry.............     2,000           32,294
Nabisco Holdings Corp.
 (Class A).......................    19,770          768,559
Nestle AG........................       186          199,688
Orkla A/S 'A'....................       930           64,997
Suedzucker AG....................       240          117,130
Viscofan Envoltura...............     1,950           28,560
Yakult Honsha Co. ...............     6,000           62,171
Yamakazi Baking Co. .............     3,000           47,923
                                               --------------
                                                   2,082,206
                                               --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Columbia/HCA Healthcare Corp. ...    27,000        1,100,250
Medtronic, Inc...................     9,600          652,800
Oxford Health Plans, Inc*........     4,900          286,956
Pacificare Health Systems, Inc.
 (Class B)*......................     8,700          741,675
Steris Corp.*....................     6,600          287,100
                                               --------------
                                                   3,068,781
                                               --------------
RETAIL--FOOD (0.2%)
Delhaize Freres..................       930           55,298
Ito Yokado Co. Ltd. .............     1,000           43,520
Kesko*...........................     1,750           24,705
Seven-Eleven Japan Ltd...........     5,000          292,721
Tesco PLC........................     4,300           26,114
                                               --------------
                                                     442,358
                                               --------------
SOAPS & TOILETRIES (0.6%)
Colgate Palmolive Co.............     8,680          800,730
Gillette Corp....................    10,275          798,881
KAO Corp. .......................    11,000          128,227
Shiseido Co......................     7,000           80,995
                                               --------------
                                                   1,808,833
                                               --------------
TOBACCO (1.0%)
BAT Industries...................    10,600           87,980
Hanjaya Mandala Sampoerna........    24,000          128,027
Japan Tobacco, Inc...............        10           67,782
Loews Corp.......................     3,000          282,750
Philip Morris Cos., Inc. ........    17,400        1,959,675
Tabacalera SA....................     1,880           81,008
                                               --------------
                                                   2,607,222
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (6.9%)               19,433,877
                                               --------------
CREDIT SENSITIVE
BANKS (1.1%)
AMMB Holdings BHD................     8,000           67,155
Banco Santander SA...............       990           63,416
Bangkok Bank Public Co. .........     2,000           19,340
Bank of Tokyo-Mitsubishi Bank ...     8,000          148,519
Barclays Bank ...................    14,050          240,811
Chase Manhattan Corp.............     2,500          223,125
Chiba Bank.......................     5,000      $     34,108
Den Danske Bank..................     2,000          161,371
First Union Corp.................    18,000        1,332,000
Kredietbank......................       200           65,612
Malayan Banking Berhad...........     4,000           44,348
Mitsui Trust & Banking Co. ......    22,000          171,920
National Westminster Bank* ......    10,050          118,020
Overseas Chinese Bank............     7,600           94,504
Overseas Union Bank Ltd..........    10,000           77,181
Philippine Commercial
 International Bank..............     1,000           13,118
Sparbanken Sverige AB
 (A Shares)......................     2,300           39,462
Sparekassen Bikuben A/S*.........       870           40,788
State Bank of India (GDR)* ......     4,000           58,000
Thai Farmers Bank Public Co. ....    13,000           81,104
Thai Farmers Bank Public Co.--
 Warrants*.......................       375              102
Tokai Bank.......................    10,000          104,481
                                               --------------
                                                   3,198,485
                                               --------------
FINANCIAL SERVICES (1.9%)
American Express Co..............    24,000        1,356,000
Beneficial Corp. ................     3,500          221,813
Daiwa Securities Co. Ltd.........     3,000           26,682
Dean Witter Discover & Co.  .....    18,350        1,215,688
Incentive AB (B Shares)*.........       450           32,665
Industrial Credit & Investment
 Corp. (GDR)*....................     3,000           29,250
Industrial Credit & Investment
 Corp. of India Ltd. (GDR)* .....     1,000            9,500
ING Groep N.V....................     6,260          225,246
Japan Securities Finance Co.  ...     9,000          104,913
MBNA Corp........................    28,300        1,174,450
Merrill Lynch & Co., Inc.........     9,900          806,850
Nikko Securities Co..............     8,000           59,684
Nomura Securities Co.............     7,000          105,172
                                               --------------
                                                   5,367,913
                                               --------------
INSURANCE (1.4%)
AMEV N.V.........................     6,310          220,840
Assurances Generales de France ..     4,510          145,596
Baloise Holdings.................        60          120,583
Istituto Naz Delle
 Assicurazioni...................    83,800          109,165
ITT Hartford Group, Inc..........       500           33,750
MGIC Investment Corp. ...........     4,500          342,000
Mitsui Marine & Fire
 Insurance Co. ..................    11,000           59,175
PennCorp Financial Group, Inc. ..    16,200          583,200
Sumitomo Marine & Fire Insurance
 Co. ............................     9,000           55,954
TIG Holdings, Inc................    17,500          592,813
Travelers Group, Inc.............    35,566        1,613,807
United Assurance Group PLC ......    10,000           82,314
Zurich Versicherungs Reg.........       190           52,805
                                               --------------
                                                   4,012,002
                                               --------------
REAL ESTATE (0.2%)
Hysan Development Co. Ltd. ......     7,000           27,875
Hysan Development Co.
 Ltd.--Warrants*.................       300              272
New World Development Co.........     5,000           33,777

                              81

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Sefimeg..........................       600      $    43,481
Simco S.A........................       550           48,020
Societe des Immeubles
 de France SA....................       628           37,037
Sumitomo Realty & Development
 Co..............................    11,000           69,338
Unibail S.A......................       950           94,478
Union Immobiliere de France .....       530           43,260
Wharf Holdings...................     8,000           39,925
                                               --------------
                                                     437,463
                                               --------------
UTILITY--ELECTRIC (0.5%)
Cinergy Corp.....................     6,900          230,288
FPL Group, Inc...................    11,600          533,600
Korea Electric Power (ADR) ......     2,000           41,000
Malakoff BHD*....................     9,000           44,189
Manila Electric Co...............     5,200           42,510
National Grid Group PLC..........    44,100          147,696
Tokyo Electric Power Co., Inc. ..     3,000           65,797
Veba AG..........................     3,800          218,547
                                               --------------
                                                   1,323,627
                                               --------------
UTILITY--GAS (0.1%)
Anglian Water PLC................    11,900          120,277
Hong Kong & China Gas Co.........    13,200           25,514
Hong Kong & China Gas
 Co.--Warrants*..................     1,100              612
Osaka Gas Co.....................    21,000           57,482
Tokyo Gas Co.....................    41,000          111,165
                                               --------------
                                                     315,050
                                               --------------
UTILITY--TELEPHONE (0.3%)
British Telecommunications ......    17,500          118,268
Frontier Corp....................     5,500          124,438
Telecom Corp. of New Zealand ....    14,000           71,458
Telecom Italia Spa...............    55,900          145,196
Telephone & Data Systems, Inc. ..     7,500          271,875
WorldCom, Inc.*..................     4,000          104,250
                                               --------------
                                                     835,485
                                               --------------
 TOTAL CREDIT SENSITIVE (5.5%)  .                 15,490,025
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.*.........    29,000          558,250
                                               --------------
OIL--DOMESTIC (0.5%)
Apache Corp......................    14,100          498,788
Louisiana Land & Exploration
 Corp. ..........................     9,800          525,525
Union Pacific Resources
 Group, Inc......................     9,824          287,352
                                               --------------
                                                   1,311,665
                                               --------------
OIL--INTERNATIONAL (0.8%)
British Petroleum Co. PLC........    17,700          212,405
Elf Aquitaine....................     2,110          192,070
ENI Spa..........................    25,400          130,360
Exxon Corp.......................    12,900        1,264,200
Mitsubishi Oil Co................    10,000           59,839
Repsol SA........................     2,410           92,515
Shell Transport & Trading Co.* ..     5,500           95,304
Tatneft (ADR)*...................       500           24,000
Total Campagnie Francaise........     2,881          234,322
                                               --------------
                                                   2,305,015
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc................    23,850          822,825
BJ Services Co.*.................    17,200          877,200
Halliburton Co...................     3,500          210,875
Noble Drilling Corp.*............    12,500          248,438
Saipem Spa*......................    11,950           54,989
Schlumberger, Ltd. ..............     8,500          848,938
Transocean Offshore, Inc.........    12,400          776,550
                                               --------------
                                                   3,839,815
                                               --------------
RAILROADS (0.6%)
Burlington Northern Santa Fe ....     6,600          570,074
Canadian Pacific Ltd.............    21,500          569,750
East Japan Railway Co............        19           85,475
Guangshen Railway Co. Ltd.
 (ADR)*..........................     2,000           41,250
Union Pacific Corp...............     9,000          541,125
                                               --------------
                                                   1,807,674
                                               --------------
 TOTAL ENERGY (3.5%) ............                  9,822,419
                                               --------------
TECHNOLOGY
ELECTRONICS (2.7%)
Advanced Semiconductor
 Engineering (GDR)*..............     3,400           32,300
Altera Corp.*....................    15,000        1,090,313
Cisco Systems, Inc.*.............    27,700        1,762,413
Hirose Electric Co. Ltd. ........     2,000          115,879
Hoya Corp........................     5,000          196,442
Intel Corp.......................     8,800        1,152,250
Intergraph Corp.*................    10,500          107,625
Kandenko Co. Ltd.................     6,000           56,990
Kyocera Corp. ...................     1,000           62,343
National Semiconductor Corp.* ...     1,500           36,563
Rohm Co. Ltd.....................     6,000          393,748
Seagate Technology, Inc.*........     6,500          256,750
SGS-Thomson Microelectronics
 N.V.*...........................       760           53,757
TDK Corp.........................     4,000          260,772
Teradyne, Inc.*..................     5,000          121,875
Texas Instruments, Inc...........     2,750          175,313
Ushio, Inc.*.....................     7,000           76,159
Yamatake-Honeywell Co............     3,000           48,441
3Com Corp.*......................    23,100        1,694,963
                                               --------------
                                                   7,694,896
                                               --------------
OFFICE EQUIPMENT (0.4%)
Canon, Inc.......................     9,000          198,947
Compaq Computer Corp.*...........     9,300          690,525
Sterling Software, Inc.*.........     4,000          126,500
Storage Technology Corp.*........     1,500           71,438
                                               --------------
                                                   1,087,410
                                               --------------
OFFICE EQUIPMENT SERVICES (1.5%)
Electronic Data Systems Corp. ...    12,400          536,300
First Data Corp..................    16,600          605,900
Informix Corp.*..................    50,000        1,018,750
Microsoft Corp.*.................     7,800          644,475
Oracle Corp.*....................    31,600        1,319,300
Sterling Commerce, Inc.*.........     6,370          224,543
                                               --------------
                                                   4,349,268
                                               --------------
TELECOMMUNICATIONS (1.0%)
Asia Satellite Telecommunications
 Holdings Ltd.*..................     2,000            4,642
DDI Corp. .......................        65          429,928

                              82

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Deutsche Telekom AG*.............     2,140      $     44,641
Deutsche Telekom AG (ADR)* ......     2,000           40,750
DSC Communications Corp.*........     5,100           91,163
Korea Mobile Telecommunications
 Corp. (ADR).....................     9,270          119,351
MFS Communications Co., Inc.* ...     5,250          286,125
Netscape Communications
 Corp.*..........................     9,600          546,000
Nokia Corp. (ADR)................     3,000          172,875
PT Indosat.......................    41,000          121,506
PT Telekomunikasi Indonesia .....    30,000           51,756
Scientific Atlanta, Inc..........    19,000          285,000
Telecel Comunicacoes
 Pessoai SA*.....................       280           17,883
Vanguard Cellular Systems, Inc.
 (Class A)*......................    25,000          393,750
Vodafone Group ..................    22,800           96,280
                                               --------------
                                                   2,701,650
                                               --------------
 TOTAL TECHNOLOGY (5.6%) ........                 15,833,224
                                               --------------
DIVERSIFIED MISCELLANEOUS (1.0%)
Allied Signal, Inc...............    18,700        1,252,900
BTR PLC..........................    37,300          181,472
Cie Generale des Eaux............       843          104,471
Citic Pacific Ltd................    12,000           69,662
First Pacific Co.................    38,734           50,330
Hanson PLC.......................    52,000           72,601
Preussag AG......................       210           47,492
Tomkins PLC......................    23,600          108,552
U.S. Industries, Inc.*...........    25,500          876,564
                                               --------------
 TOTAL DIVERSIFIED (1.0%)  ......                  2,764,044
                                               --------------
TOTAL COMMON STOCKS
 AND WARRANTS (31.3%)
 (Cost $78,614,373) .............                 88,450,881
                                               --------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.....................     3,144          157,117
                                               --------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG..............     1,490          106,512
                                               --------------
TECHNOLOGY (0.0%)
TELECOMMUNICATIONS
Nokia Oy Cum.....................     1,580           91,697
                                               --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $285,154) ................                    355,326
                                               --------------



THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996




                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------  ------------  --------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (2.5%)
PRINTING, PUBLISHING &
 BROADCASTING
Time Warner Entertainment Co.
 8.375%, 03/15/23...............  $ 7,000,000    $  7,097,090
                                               --------------
CREDIT SENSITIVE
BANKS (5.7%)
Chase Manhattan Corp.
 8.625% Sub. Deb., 05/01/02 ....    5,500,000       5,961,010
Deutsche Bank
 6.7%, 12/13/06.................    5,000,000       4,906,800
Sumitomo Bank International
 0.75% Conv., 05/31/01..........   11,000,000         100,445
                     Yen
Zion's First National Bank
 8.536%, 12/15/26+..............  $ 5,050,000       5,209,227
                                               --------------
                                                   16,177,482
                                               --------------
FINANCIAL SERVICES (2.0%)
Ford Motor Credit Co.
 6.125%, 01/09/06...............    6,000,000       5,633,640
                                               --------------
FOREIGN GOVERNMENT (0.9%)
Province of Quebec
 7.5%, 07/15/23.................    2,500,000       2,487,625
                                               --------------
INSURANCE (2.5%)
Prudential Insurance Co.
 8.1%, 07/15/15+................    6,800,000       6,935,523
                                               --------------
MORTGAGE RELATED (15.2%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................    8,943,760       8,940,970
Federal National Mortgage
 Association:
 6.0%, 11/01/10.................   16,453,280      15,820,866
 6.5%, 01/01/11.................    3,752,490       3,684,476
 7.0%, 05/01/26.................    8,999,030       8,804,993
Premier Auto Trust
 7.15%, 02/04/99................    5,650,000       5,692,375
                                               --------------
                                                   42,943,680
                                               --------------
UTILITY--GAS (1.8%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............    5,000,000       5,081,075
                                               --------------
U.S. GOVERNMENT (27.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........   38,450,000      38,786,430
 6.125% Note, 09/30/00..........   10,385,000      10,378,508
 6.25% Note, 10/31/01...........   11,590,000      11,597,244
 5.75% Note, 08/15/03...........    8,850,000       8,584,500
 6.5% Note, 08/15/05............    4,250,000       4,279,218
 6.5% Bond, 11/15/26............    2,950,000       2,894,688
                                               --------------
                                                   76,520,588
                                               --------------
 TOTAL CREDIT SENSITIVE
 (55.2%)........................                  155,779,613
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (57.7%)
 (Amortized Cost $163,076,530) .                  162,876,703
                                               --------------

                              83

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                    PRINCIPAL      VALUE
                                      AMOUNT      (NOTE 1)
--------------------------------  -----------  --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
ASCC Commercial Paper
 5.34%, due 02/27/97............  $ 5,000,000    $  4,957,725
Associates Corp. of North
 America
 5.75%, due 01/02/97............      400,000         399,936
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97............      400,000         399,925
                                               --------------
 TOTAL COMMERCIAL PAPER (2.0%)                      5,757,586
                                               --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97.............    4,300,000       4,300,000
Harris Trust & Savings
 6.5%, due 01/02/97.............      900,000         900,000
Toronto Dominion Bank
 6.25%, due 01/02/97............   13,000,000      13,000,000
                                               --------------
 TOTAL TIME DEPOSITS (6.5%)  ...                   18,200,000
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.5%)
 (Amortized Cost $23,957,586) ..                   23,957,586
                                               --------------
TOTAL INVESTMENTS (97.6%)
 (Cost/Amortized Cost $265,933,643)               275,640,496
OTHER ASSETS
 LESS LIABILITIES (2.4%) .......                    6,761,905
                                               --------------
NET ASSETS (100.0%) ............                 $282,402,401
                                               ==============

DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada....................     0.2%
Japan.....................     2.6
New Zealand & Australia ..     0.2
Scandinavia...............     0.5
Southeast Asia............     0.7
United Kingdom............     1.7
United States**...........    92.2
Other European Countries       1.9
                           -------
                             100.0%
                           =======
------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 8.7%.
+      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $17,225,825 or 6.1% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.


                              84

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                       NUMBER         VALUE
                                      OF SHARES     (NOTE 1)
----------------------------------  -----------  -------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.6%)
Akzo Nobel N.V. ...................     13,380    $   1,826,675
Bayer AG...........................     51,000        2,069,762
Freeport-McMoRan, Inc..............    101,500        3,260,688
Holliday Chemical Holdings PLC ....    214,000          450,922
Monsanto Co........................     55,000        2,138,125
Olin Corp. ........................      9,900          372,488
Toagosei Co. Ltd. .................     44,000          155,772
UBE Industries Ltd. ...............     70,000          198,256
                                                 -------------
                                                     10,472,688
                                                 -------------
CHEMICALS--SPECIALTY (0.1%)
Crompton & Knowles Corp............     49,700          956,725
Cytec Industries, Inc.*............     16,700          678,438
NGK Insulators.....................     36,000          341,939
                                                 -------------
                                                      1,977,102
                                                 -------------
METALS & MINING (0.6%)
Century Aluminum Co................     40,700          702,075
Gibraltar Steel Corp.*.............     31,700          832,125
Kaiser Aluminum Corp.* ............     40,500          470,813
Mitsubishi Materials Corp..........     57,000          230,343
Nippon Light Metal Co..............     93,000          382,247
Nord Resources Corp.*..............     27,939          122,233
Pechiney SA (A Shares).............     12,472          522,581
Reynolds Metals Co.................     81,200        4,577,650
Steel Dynamics, Inc.*..............     39,200          749,700
Western Mining Corp. Ltd...........    107,481          677,470
                                                 -------------
                                                      9,267,237
                                                 -------------
PAPER (0.1%)
Fletcher Forestry Shares...........    122,000          204,408
UPM-Kymmene Oy.....................     31,120          653,246
                                                 -------------
                                                        857,654
                                                 -------------
STEEL (0.3%)
Nippon Steel Corp..................    206,000          608,341
Nisshin Steel Co. Ltd. ............    410,000        1,101,028
NKK Corp.*.........................    265,000          597,228
Pohang Iron & Steel Co. Ltd.
 (ADR).............................     13,000          263,250
Tokyo Steel Manufacturing Co. Ltd.      99,000        1,410,500
Usinor Sacilor.....................     47,000          683,916
                                                 -------------
                                                      4,664,263
                                                 -------------
 TOTAL BASIC MATERIALS (1.7%) .....                  27,238,944
                                                 -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.9%)
Culligan Water Technologies,
 Inc.*.............................     17,400          704,700
Philip Environmental, Inc.*........     46,300          671,350
Republic Industries, Inc.*.........     39,100        1,219,431
Superior Services, Inc.*...........      7,800          158,925
United States Filter Corp.*........     23,000          730,250
United Waste Systems, Inc.*........     21,600          742,500
USA Waste Services, Inc.*..........    180,200        5,743,875
WMX Technologies, Inc. ............    143,000        4,665,375
                                                 -------------
                                                     14,636,406
                                                 -------------
PRINTING, PUBLISHING &
 BROADCASTING (1.6%)
British Sky Broadcasting Group
 PLC...............................    108,100          966,671
Cablevision Systems Corp.
 (Class A)*........................    127,500        3,904,688
Dainippon Printing Co. Ltd.........     51,000          893,964
Evergreen Media Corp.
 (Class A)*........................     46,200        1,155,000
EZ Communications, Inc.*...........     12,600          461,475
Liberty Media Group
 (Class A)*........................     20,900          596,956
New York Times Co..................    111,300        4,229,400
Pearson PLC........................     66,200          849,987
Reed International.................     78,600        1,483,166
Reuters Holdings...................    124,400        1,601,519
Schibsted ASA......................     15,800          291,570
Sinclair Broadcast Group, Inc.* ...     17,200          447,200
Singapore Press Holdings...........     49,000          966,483
Tele-Communications International,
 Inc.*.............................    110,000        1,457,500
Television Broadcasts..............    145,000          579,288
Time Warner, Inc...................     65,000        2,437,500
Universal Outdoor Holdings,
 Inc.*.............................     15,900          373,650
Viacom, Inc. (Class B)*............    110,311        3,847,096
                                                 -------------
                                                     26,543,113
                                                 -------------
PROFESSIONAL SERVICES (0.6%)
Adecco SA..........................      1,670          419,216
Associated First Capital Corp.  ...     39,500        1,742,938
Ceridian Corp.*....................     73,800        2,988,900
Equity Corporation
 International *...................     18,750          375,000
Ha-Lo Industries, Inc.*............     48,062        1,321,705
Interim Services, Inc.*............     11,700          415,350
ISS International Service
 System A/S (Class B)*.............     23,850          627,945
Telespectrum Worldwide, Inc.* .....     49,700          788,988
                                                 -------------
                                                      8,680,042
                                                 -------------
TRUCKING, SHIPPING (0.2%)
Autopistas Concesionaria Espanola .     37,850          522,256
Bergesen Dy AS (A Shares)..........     47,300        1,158,868
Kamigumi Co. Ltd...................     56,000          367,498
Mayne Nickless Ltd.................     55,005          375,998
Nippon Express Co. Ltd.............     81,000          555,341
Toyo Kanetsu.......................     61,000          211,743
Unitor ASA *.......................      8,560          110,239
                                                 -------------
                                                      3,301,943
                                                 -------------
 TOTAL BUSINESS SERVICES (3.3%)                      53,161,504
                                                 -------------
CAPITAL GOODS
AEROSPACE (0.6%)
Boeing Co..........................     27,100        2,882,763
British Aerospace..................     55,400        1,214,793
Coltec Industries, Inc.*...........    115,000        2,170,625
General Electric Co. PLC...........    163,900        1,072,568
Swire Pacific Ltd. (Class A) ......     51,000          486,295
United Technologies Corp...........     39,400        2,600,400
                                                 -------------
                                                     10,427,444
                                                 -------------

                              85

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES       (NOTE 1)
--------------------------------  -----------   --------------
BUILDING & CONSTRUCTION (0.4%)
American Standard Companies,
 Inc.*.............................     24,700    $     944,775
Bouygues...........................     10,708        1,110,322
Daito Trust Construction Co. ......     70,570          786,075
GTM Entrepose......................      9,953          460,387
Maeda Road Construction Co.........     19,000          219,843
Matsushita Electric Works Ltd. ....     65,000          559,580
National House Industrial Co.  ....     53,000          704,775
Shimizu Corp.......................     64,000          478,024
Wimpey (George) PLC ...............    416,000          901,502
                                                 -------------
                                                      6,165,283
                                                 -------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.4%)
BPB PLC............................     72,700          477,620
Buckeye Cellulose Corp.*...........     15,400          410,025
Hepworth PLC.......................     76,500          332,217
Hughes Supply, Inc.................     16,200          698,625
Louisiana Pacific Corp.............     48,200        1,018,225
Martin Marietta Materials, Inc. ...    110,000        2,557,500
Rugby Group PLC....................    347,000          564,723
Stora Kopparbergs (Series B) ......     70,600          962,841
                                                 -------------
                                                      7,021,776
                                                 -------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom....................      2,640          212,075
General Electric Co................    110,100       10,886,138
Sumitomo Electric Industries ......     56,000          783,352
                                                 -------------
                                                     11,881,565
                                                 -------------
MACHINERY (0.5%)
Amano Corp.........................     73,000          781,625
Daifuku Co.........................     57,000          718,591
Furukawa Co. Ltd. .................    105,000          353,596
Ishikawajima Harima Heavy
 Industries Co. Ltd. ..............     83,000          369,096
KSB AG-Vorzug......................      5,600          873,408
Legris Industries..................     17,300          728,544
Mitsubishi Heavy Industries Ltd. ..    100,000          794,405
Schindler Holding AG*..............        465          505,473
Siebe PLC..........................     63,500        1,177,020
TI Group PLC.......................    138,200        1,377,887
                                                 -------------
                                                      7,679,645
                                                 -------------
 TOTAL CAPITAL GOODS (2.6%)........                  43,175,713
                                                 -------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Lufthansa AG.......................     62,850          848,728
Mesa Airlines, Inc.*...............     47,200          318,600
Northwest Airlines Corp.
 (Class A)*........................     94,800        3,709,050
Qantas Airways Ltd.................     62,000          103,489
Singapore Airlines Ltd. ...........     11,000           99,836
Swissair *.........................        560          453,104
                                                 -------------
                                                      5,532,807
                                                 -------------
APPAREL, TEXTILE (1.0%)
Designer Holdings Ltd.*............     33,600          541,800
Kuraray Co. Ltd....................     96,000          886,970
Mohawk Industries, Inc.*...........     32,500          715,000
Nine West Group, Inc.*.............     27,200        1,261,400
Polymer Group, Inc.*...............     32,100          445,388
Reebok International Ltd. .........    244,500       10,269,000
Stage Stores, Inc.*................     28,300          516,475
Tommy Hilfiger Corp.*..............     16,900          811,200
Warnaco Group, Inc. (Class A) .....     22,300          660,638
                                                 -------------
                                                     16,107,871
                                                 -------------
AUTO RELATED (0.2%)
Asahi Glass Co. Ltd................    140,000        1,317,676
Magneti Marelli Spa *..............    256,100          318,253
Miller Industries, Inc.*...........     22,950          459,000
Sumitomo Rubber Industries, Inc. ..     49,000          365,141
Team Rental Group, Inc.*...........     50,900          820,763
                                                 -------------
                                                      3,280,833
                                                 -------------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR)..............     30,400          801,800
Honda Motor Corp...................     27,000          771,695
Toyota Motor Corp..................    112,000        3,220,447
Volkswagen AG*.....................      1,310          542,712
                                                 -------------
                                                      5,336,654
                                                 -------------
FOOD SERVICES, LODGING (1.0%)
Brinker International, Inc.* ......    234,700        3,755,200
Compass Group PLC*.................     84,700          895,990
Doubletree Corp.*..................     25,341        1,140,345
Host Marriott Corp.*...............    138,200        2,211,200
Innkeepers USA Trust...............     43,300          600,788
Interstate Hotels Co.*.............     29,100          822,075
John Q Hammons Hotels, Inc. (Class
 A)*...............................    200,000        1,700,000
La Quinta Motor Inns, Inc..........    225,750        4,317,469
Suburban Lodges of America, Inc.* .     31,700          507,200
                                                 -------------
                                                     15,950,267
                                                 -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Electrolux B.......................      8,210          476,766
First Brands Corp..................     95,200        2,701,300
Industrie Natuzzi (ADR)............     19,000          437,000
Matsushita Electric Industrial Co..    109,000        1,778,862
Sunbeam Corp. .....................    394,500       10,158,375
                                                 -------------
                                                     15,552,303
                                                 -------------
LEISURE RELATED (1.1%)
Carnival Corp......................     12,400          409,200
Cyrk, Inc.*........................    220,600        2,867,800
Disney (Walt) Co. .................    118,200        8,229,675
Harman International Industries,
 Inc...............................     18,100        1,006,813
Ladbroke Group PLC.................    296,000        1,171,349
Learning Company, Inc.*............     62,700          901,313
Rank Group PLC.....................    198,700        1,482,411
Resorts World BHD..................    187,000          851,515
Salomon SA ........................      7,450          638,961
Shimano, Inc. .....................     34,000          578,361
                                                 -------------
                                                     18,137,398
                                                 -------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ...............     14,000          461,791
                                                 -------------
RETAIL--GENERAL (2.1%)
AutoZone, Inc.*....................    380,000       10,450,000
British Airport Author PLC.........    157,500        1,312,641
CompUSA, Inc.*.....................    333,600        6,880,500
Consolidated Stores Corp.*.........     18,750          602,344
Dayton Hudson Corp.................    128,500        5,043,625

                              86

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
--------------------------------    -----------  --------------
Fingerhut Companies, Inc...........    260,500    $   3,191,125
Kingfisher PLC.....................     46,500          503,048
Kokuyo Co. ........................     29,000          716,173
Petco Animal Supplies, Inc.* ......     31,400          651,550
Sainsbury (J) PLC..................    202,600        1,346,647
Sears PLC .........................    584,900          951,893
Vendex International N.V. .........     25,300        1,081,579
Woolworths Ltd.....................    509,991        1,228,260
                                                 -------------
                                                     33,959,385
                                                 -------------
 TOTAL CONSUMER CYCLICALS (7.0%)                    114,319,309
                                                 -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass Breweries.....................     71,000          998,583
Cadbury Schweppes PLC..............    132,700        1,119,592
Coca-Cola Amatil Ltd...............     64,000          684,207
Coca-Cola Co.......................     97,000        5,104,625
Grand Metropolitan.................    150,000        1,179,469
Kirin Brewery Co...................     42,000          413,436
Lion Nathan Ltd. ..................    157,000          376,260
                                                 -------------
                                                      9,876,172
                                                 -------------
CONTAINERS (0.5%)
Crown Cork & Seal Co., Inc.........    105,000        5,709,375
Hub Group, Inc. (Class A)*.........     24,400          652,700
Schmalbach Lubeca AG *.............      4,760        1,169,275
                                                 -------------
                                                      7,531,350
                                                 -------------
DRUGS (3.3%)
Amgen, Inc.*.......................     90,700        4,931,813
Apothekers Cooperatie Opg-CV ......      9,445          271,551
Astra AB (A Shares)................     27,030        1,335,805
Biogen, Inc.*......................    161,655        6,264,131
Centocor, Inc.*....................    198,000        7,078,500
Eisai Co. Ltd......................     37,000          728,435
Geltex Pharmaceuticals, Inc.* .....     33,100          802,675
Glaxo Wellcome PLC ................     79,700        1,294,343
Medicis Pharmaceutical Corp.
 (Class A)*........................     11,300          497,200
MedImmune, Inc.*...................     28,500          484,500
Merck & Co., Inc...................    116,000        9,193,000
Novartis AG*.......................      3,105        3,556,194
Orion-Yhtymae Oy (B Shares)........     26,700        1,028,003
Pfizer, Inc. ......................    107,600        8,917,350
Sankyo Co..........................      8,000          226,578
Santen Pharmaceutical Co...........     11,000          227,960
Smithkline Beecham PLC.............     80,100        1,110,790
Taisho Pharmaceutical Co...........     37,000          872,204
Takeda Chemical Industries.........     30,000          629,479
United Natural Foods, Inc.*........     32,600          554,200
Warner-Lambert Co..................     41,200        3,090,000
Yamanouchi Pharmaceutical..........     58,000        1,191,952
                                                 -------------
                                                     54,286,663
                                                 -------------
FOODS (1.0%)
Campbell Soup Co...................     69,500        5,577,375
CSM N.V.*..........................      4,100          227,692
House Foods Industry...............     22,000          355,237
Nabisco Holdings Corp.
 (Class A).........................    141,900        5,516,363
Nestle AG..........................      1,650        1,771,423
Orkla A/S 'A'......................      8,300          580,078
Suedzucker AG......................      2,115        1,032,210
Viscofan Envoltura.................     16,700          244,588
Yakult Honsha Co. .................     46,000          476,643
Yamakazi Baking Co. ...............     32,000          511,182
                                                 -------------
                                                     16,292,791
                                                 -------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Columbia/HCA Healthcare Corp. .....    225,000        9,168,750
Compdent Corp.*....................     15,700          553,425
Coventry Corp.*....................     46,600          431,778
Enterprises Systems, Inc.*.........     33,000          775,500
Medtronic, Inc.....................     81,700        5,555,600
National Surgery Centers, Inc.* ...     18,000          684,000
Oxford Health Plans, Inc.*.........     31,500        1,844,719
Pacificare Health Systems, Inc.
 (Class B)*........................     24,000        2,046,000
Rotech Medical Corp.*..............     29,200          613,200
Steris Corp.*......................     84,762        3,687,147
                                                 -------------
                                                     25,360,119
                                                 -------------
RETAIL--FOOD (0.3%)
Delhaize Freres....................      8,300          493,524
Ito Yokado Co. Ltd. ...............     13,000          565,754
Kesko*.............................     14,530          205,126
Seven-Eleven Japan Ltd.............     48,000        2,810,120
Tesco PLC..........................     38,000          230,772
                                                 -------------
                                                      4,305,296
                                                 -------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co...............     71,210        6,569,123
Gillette Corp......................     80,810        6,282,978
KAO Corp. .........................    100,000        1,165,702
Shiseido Co........................     60,000          694,241
                                                 -------------
                                                     14,712,044
                                                 -------------
TOBACCO (1.0%)
BAT Industries.....................     94,300          782,687
Hanjaya Mandala Sampoerna..........    221,000        1,178,916
Japan Tobacco, Inc.................         95          643,943
Philip Morris Cos., Inc. ..........    118,100       13,301,013
Tabacalera SA......................     16,960          730,806
                                                 -------------
                                                     16,637,365
                                                 -------------
 TOTAL CONSUMER NONCYCLICALS (9.1%)                 149,001,800
                                                 -------------
CREDIT SENSITIVE
BANKS (1.5%)
AMMB Holdings BHD..................     70,000          587,606
Banco Santander SA.................      8,800          563,700
Bangkok Bank Public Co. ...........     18,000          174,062
Bank of Tokyo-Mitsubishi Bank .....     72,000        1,336,672
Barclays Bank .....................    125,400        2,149,302
Chase Manhattan Corp...............      3,000          267,750
Chiba Bank.........................     53,000          361,540
Den Danske Bank....................     17,570        1,417,642
First Union Corp...................    140,600       10,404,400
Kredietbank........................      1,940          636,435
Long-Term Credit Bank of Japan ....      1,000            5,414
Malayan Banking Berhad.............     41,000          454,563
Mitsui Trust & Banking Co..........    198,000        1,547,276
National Westminster Bank*.........     89,500        1,051,025
Overseas Chinese Bank..............     68,100          846,809
Overseas Union Bank Ltd............     91,000          702,351
Philippine Commercial
 International Bank................      5,000           65,589
Sparbanken Sverige AB
 (A Shares)........................     19,600          336,286

                              87

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
--------------------------------    -----------  --------------
Sparekassen Bikuben A/S *..........      7,770    $     364,277
State Bank of India (GDR)*.........     32,000          464,000
Thai Farmers Bank Public Co. ......    116,000          723,700
Thai Farmers Bank Public
 Co.--Warrants*....................      2,875              785
Tokai Bank.........................     85,000          888,093
                                                 -------------
                                                     25,349,277
                                                 -------------
FINANCIAL SERVICES (2.7%)
Aames Financial Corp...............     16,800          602,700
American Express Co................    152,000        8,588,000
Beneficial Corp. ..................     35,000        2,218,125
Daiwa Securities Co. Ltd...........     32,000          284,604
Dean Witter Discover & Co..........    142,000        9,407,500
Hambrecht & Quist Group*...........     28,000          605,500
Incentive AB (B Shares)*...........      3,820          277,291
Industrial Credit & Investment
 Corp.(GDR)*.......................     32,000          312,000
Industrial Credit & Investment
 Corp. of India Ltd.(GDR)*.........      8,000           76,000
ING Groep N.V......................     55,800        2,007,788
Japan Securities Finance Co. ......     78,000          909,248
MBNA Corp..........................    223,700        9,283,550
Merrill Lynch & Co., Inc...........     77,200        6,291,800
Nikko Securities Co................     67,000          499,853
Nomura Securities Co...............     71,000        1,066,747
Oxford Resources Corp.
 (Class A)*........................     29,900          923,163
RAC Financial Group, Inc.*.........     20,900          441,513
Union Acceptance Corp.
 (Class A)*........................     41,900          743,725
                                                 -------------
                                                     44,539,107
                                                 -------------
INSURANCE (2.6%)
AMEV N.V...........................     56,100        1,963,412
Assurances Generales de France ....     40,100        1,294,546
Baloise Holdings...................        540        1,085,245
Istituto Naz Delle Assicurazioni ..    745,000          970,497
ITT Hartford Group, Inc............      3,600          243,000
Life Re Corp.......................    140,500        5,426,813
MGIC Investment Corp. .............     51,000        3,876,000
Mitsui Marine & Fire Insurance
 Co................................    105,000          564,848
NAC Re Corp........................     88,800        3,008,100
PennCorp Financial Group, Inc. ....    133,800        4,816,800
PMI Group, Inc.....................     12,400          686,650
Sumitomo Marine & Fire Insurance
 Co. ..............................     82,000          509,801
TIG Holdings, Inc. ................    120,000        4,065,000
Travelers Group, Inc...............    278,166       12,621,782
United Assurance Group PLC.........     89,200          734,245
Zurich Versicherungs Reg. .........      1,700          472,469
                                                 -------------
                                                     42,339,208
                                                 -------------
REAL ESTATE (0.3%)
Hysan Development Co. Ltd..........     67,000          266,805
Hysan Development Co.
 Ltd.--Warrants *..................      3,350            3,032
JP Realty, Inc.....................     20,000          517,500
Macerich Co. ......................     19,600          512,050
New World Development Co. .........     43,000          290,484
Sefimeg ...........................      5,800          420,314
Simco Ord SA.......................      5,275          460,552

Societe des Immeubles
 de France SA......................      6,240          368,014
Sumitomo Realty & Development Co. .    103,000          649,253
Unibail SA.........................      7,880          783,672
Union Immobiliere de France........      4,600          375,465
Wharf Holdings.....................     74,000          369,306
                                                 -------------
                                                      5,016,447
                                                 -------------
UTILITY--ELECTRIC (0.6%)
Cinergy Corp.......................     53,900        1,798,913
FPL Group, Inc.....................     65,000        2,990,000
Korea Electric Power (ADR).........     18,000          369,000
Malakoff BHD *.....................     81,000          397,703
Manila Electric Co.................     49,400          403,840
National Grid Group PLC............    392,000        1,312,851
Tokyo Electric Power Co., Inc. ....     35,000          767,637
Veba AG............................     33,800        1,943,917
                                                 -------------
                                                      9,983,861
                                                 -------------
UTILITY--GAS (0.2%)
Anglian Water PLC..................    106,100        1,072,383
Hong Kong & China Gas Co...........    130,800          252,823
Hong Kong & China Gas
 Co.--Warrants *...................     10,900            6,060
Osaka Gas Co.......................    178,000          487,229
Tokyo Gas Co.......................    372,000        1,008,618
                                                 -------------
                                                      2,827,113
                                                 -------------
UTILITY--TELEPHONE (0.5%)
British Telecommunications.........    155,300        1,049,545
Frontier Corp......................     50,000        1,131,250
LCI International, Inc.*...........     38,000          817,000
Telecom Corp. of New Zealand ......    128,000          653,335
Telecom Italia Spa.................    530,800        1,378,727
Telephone & Data Systems, Inc. ....     34,700        1,257,875
WorldCom, Inc.*....................     43,900        1,144,144
                                                 -------------
                                                      7,431,876
                                                 -------------
 TOTAL CREDIT SENSITIVE (8.4%) ....                 137,486,889
                                                 -------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.*...........    200,000        3,850,000
                                                 -------------
OIL--DOMESTIC (1.3%)
Apache Corp........................    131,000        4,634,125
Costilla Energy, Inc.*.............     63,400          863,825
KCS Energy, Inc. ..................     18,900          675,675
Louis Dreyfus Natural Gas Corp.* ..    245,400        4,202,475
Louisiana Land & Exploration Corp.      76,700        4,113,038
Tom Brown, Inc.*...................    121,000        2,525,875
Ultramar Diamond Shamrock Corp.  ..     16,258          514,159
Union Pacific Resources Group,
 Inc...............................    123,176        3,602,898
                                                 -------------
                                                     21,132,070
                                                 -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC..........    157,700        1,892,442
Elf Aquitaine......................     18,800        1,711,331
ENI Spa............................    225,800        1,158,867
Exxon Corp.........................     98,200        9,623,600

                              88

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                      NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
--------------------------------    -----------  --------------
Mitsubishi Oil Co..................     86,000    $     514,619
Repsol SA..........................     20,950          804,226
Shell Transport & Trading Co.* ....     49,000          849,072
Tatneft (ADR)*.....................      4,700          225,600
Total Campagnie Francaise..........     26,234        2,133,709
                                                 -------------
                                                     18,913,466
                                                 -------------
OIL--SUPPLIES & CONSTRUCTION (2.1%)
Baker Hughes, Inc..................    212,000        7,314,000
BJ Services Co.*...................    152,000        7,752,000
Halliburton Co.....................     35,000        2,108,750
Noble Drilling Corp.*..............    133,000        2,643,375
Parker Drilling Co.*...............    132,100        1,271,463
Rowan Cos., Inc.*..................     49,700        1,124,463
Saipem Spa*........................    106,400          489,608
Schlumberger, Ltd. ................     46,500        4,644,188
Transocean Offshore, Inc. .........    110,500        6,920,063
                                                 -------------
                                                     34,267,910
                                                 -------------
RAILROADS (1.0%)
Burlington Northern Santa Fe ......     56,600        4,888,825
Canadian Pacific Ltd...............    182,000        4,823,000
East Japan Railway Co..............        185          832,268
Genesee & Wyoming, Inc.
 (Class A)*........................     24,500          851,375
Guangshen Railway Co. Ltd. (ADR)* .     16,000          330,000
Union Pacific Corp.................     86,400        5,194,800
                                                 -------------
                                                     16,920,268
                                                 -------------
 TOTAL ENERGY (5.8%)...............                  95,083,714
                                                 -------------
TECHNOLOGY
ELECTRONICS (4.4%)
Advanced Semiconductor Engineering
 (GDR)*............................     32,060          304,570
Altera Corp.*......................    114,600        8,329,988
BMC Industries, Inc................     36,400        1,146,600
Cisco Systems, Inc.*...............    239,400       15,231,825
Exabyte Corp.*.....................     37,700          504,238
Hirose Electric Co. Ltd............     25,000        1,448,493
HMT Technology Corp.*..............     28,000          420,438
Hoya Corp. ........................     45,000        1,767,982
IDT Corp.*.........................     35,700          392,700
Insight Enterprises, Inc.*.........     14,900          417,200
Intel Corp.........................     73,800        9,663,187
Intergraph Corp.*..................     90,000          922,500
Kandenko Co. Ltd...................     51,000          484,414
Kent Electronics Corp.*............     24,700          636,025
Kyocera Corp. .....................     11,000          685,778
National Semiconductor Corp.* .....     30,000          731,250
Network General Corp.*.............     21,100          638,275
Rohm Co. Ltd.......................     53,000        3,478,111
Seagate Technology, Inc.*..........     68,600        2,709,700
SGS-Thomson Microelectronics
 N.V.*.............................      6,750          477,450
Systemsoft Corp.*..................     31,800          473,025
TDK Corp...........................     38,000        2,477,334
Teradyne, Inc.*....................     30,000          731,250
Texas Instruments, Inc. ...........     21,000        1,338,750
Uniphase Corp.*....................      9,900          519,750
Ushio, Inc.*.......................     64,000          696,313
Westell Technologies, Inc.*........     18,800          430,050
Yamatake-Honeywell Co..............     37,000          597,444
3Com Corp.*........................    181,300       13,302,880
3D Labs, Inc. Ltd.*................     15,100    $     347,300
                                                 -------------
                                                     71,304,820
                                                 -------------
OFFICE EQUIPMENT (0.7%)
Applix, Inc.*......................     24,500          535,938
Canon, Inc.........................     75,000        1,657,888
Compaq Computer Corp.*.............     75,600        5,613,300
Read-Rite Corp.*...................     33,100          835,775
Sterling Software, Inc.*...........     47,100        1,489,538
Storage Technology Corp.*..........     19,100          909,638
                                                 -------------
                                                     11,042,077
                                                 -------------
OFFICE EQUIPMENT SERVICES (2.3%)
Adobe Systems, Inc. ...............     39,300        1,468,838
Comverse Technology, Inc.*.........     44,900        1,697,781
Electronic Data Systems Corp. .....     79,000        3,416,750
First Data Corp....................    125,000        4,562,500
Informix Corp.*....................    430,000        8,761,250
Microsoft Corp.*...................     61,600        5,089,700
Oracle Corp.*......................    259,450       10,832,038
Premisys Communications, Inc.* ....     11,300          381,375
Sterling Commerce, Inc.*...........     54,685        1,927,646
Structural Dynamics Research Corp.
 (Class A)*........................     23,100          462,000
                                                 -------------
                                                     38,599,878
                                                 -------------
TELECOMMUNICATIONS (1.5%)
Act Networks, Inc.*................     14,800          540,200
Asia Satellite Telecommunications
 Holdings Ltd.*....................     18,000           41,774
Cable Design Technologies *........     17,400          541,575
Comnet Cellular, Inc.*.............     98,800        2,754,050
DDI Corp. .........................        618        4,087,620
Deutsche Telekom AG*...............     19,250          401,563
DSC Communications Corp.*..........     44,000          786,500
ICG Communications, Inc.*..........     28,800          507,600
Korea Mobile Telecommunications
 Corp. (ADR).......................     74,160          954,810
MFS Communications Co., Inc.* .....     45,013        2,453,209
Millicom International
 Cellular SA *.....................     11,500          369,438
Netscape Communications Corp.* ....     79,200        4,504,500
Nokia Corp. (ADR)..................     35,000        2,016,875
PT Indosat ........................    375,000        1,111,346
PT Telekomunikasi Indonesia........    277,000          477,890
Scientific Atlanta, Inc............    107,300        1,609,500
Telecel-Comunicacoes
 Pessoai SA *......................      2,490          159,035
Vodafone Group.....................    202,500          855,115
Winstar Communications, Inc.* .....     28,300          594,300
Xircom *...........................     26,700          580,725
                                                 -------------
                                                     25,347,625
                                                 -------------
 TOTAL TECHNOLOGY (8.9%)...........                 146,294,400
                                                 -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Allied Signal, Inc.................    147,900        9,909,300
BTR PLC............................    331,800        1,614,275
Cie Generale des Eaux..............      7,259          899,593
Citic Pacific Ltd..................    111,000          644,373
First Pacific Co...................    355,685          462,167
Hanson PLC.........................    463,000          646,430
Preussag AG........................      1,860          420,639

                              89

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Tomkins PLC........................    210,000    $     965,931
U.S. Industries, Inc.*.............     88,000        3,025,000
                                                 -------------
 TOTAL DIVERSIFIED (1.1%)..........                  18,587,708
                                                 -------------
TOTAL COMMON STOCKS AND WARRANTS
 (47.9%)
 (Cost $682,993,577)...............                 784,349,981
                                                 -------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.......................     27,980        1,398,272
                                                 -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. .......................     12,300          568,875
                                                 -------------
RETAIL--GENERAL (0.1%)
Hornbach Holding AG................     12,420          887,835
                                                 -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                      1,456,710
                                                 -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv ........................     10,500          546,000
                                                 -------------
CREDIT SENSITIVE
BANKS (0.1%)
First Chicago NBD Corp.
 5.75% Conv. Series B..............     23,000        2,075,750
                                                 -------------
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv.........................     22,500          615,938
                                                 -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv. +......................     19,950        1,187,025
                                                 -------------
 TOTAL CREDIT SENSITIVE (0.2%) ....                   3,878,713
                                                 -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.2%)
MFS Communications Co., Inc.
 8.0% Conv.........................     34,900        3,184,625
Nokia Oy Cum.......................     14,100          818,304
                                                 -------------
 TOTAL TECHNOLOGY (0.2%)...........                   4,002,929
                                                 -------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $8,111,854).................                  11,282,624
                                                 -------------
                                     PRINCIPAL
                                      AMOUNT
                                  -------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+.............$ 1,135,000        1,373,350
                                                  ------------
PRINTING, PUBLISHING &
 BROADCASTING (1.3%)
Time Warner Entertainment Co.
 8.375%, 03/15/23.................. 20,950,000       21,240,577
                                                  ------------
PROFESSIONAL SERVICES (0.2%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02..............    415,000          813,919
Danka Business Systems PLC
 6.75% Conv., 04/01/02.............    905,000        1,221,750
First Financial Management Corp.
 5.0% Conv., 12/15/99..............  1,320,000        2,219,250
                                                 --------------
                                                      4,254,919
                                                 --------------
 TOTAL BUSINESS SERVICES (1.6%)                      26,868,846
                                                 --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+.............  1,100,000        1,045,000
                                                 --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+.............  1,675,000        1,666,625
                                                 --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99..............    612,000        2,025,720
                                                 --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06..............    875,000          805,000
U.S. Office Products Co.
 5.5% Conv., 02/01/01..............  1,035,000        1,345,500
                                                 --------------
                                                      2,150,500
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                      5,842,845
                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .......  1,025,000        1,104,438
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+............    790,000          829,500
                                                 --------------
                                                      1,933,938
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+............    940,000       1,012,850
Healthsouth Corp.
 5.0% Conv., 04/01/01..............    540,000       1,117,125
Phycor, Inc.
 4.5% Conv., 02/01/03..............    800,000         779,000
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05..............    980,000       1,029,000
                                                 --------------
                                                     3,937,975
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                  5,871,913
                                                 --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/14/06...................  21,450,000      21,050,172
Sumitomo Bank International
    0.75% Conv., 05/31/01 ... Yen  101,000,000         922,265
                                                 --------------
                                                    21,972,437
                                                 --------------
FINANCIAL SERVICES (3.1%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+ ..........  $   720,000         972,900
Bankamerica Capital II
 8.0%, 12/15/26..................   20,000,000      20,381,000
Commercial Credit Co.
 6.125%, 12/01/05................   10,000,000       9,412,700

                              90

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03..........  $  1,430,000   $   1,430,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....       625,000         835,156
Santander Financial Issuances
 7.0%, 04/01/06..................    18,300,000      18,172,266
                                                 --------------
                                                     51,204,022
                                                 --------------
FOREIGN GOVERNMENT (1.3%)
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........    25,000,000      21,125,000
                                                 --------------
INSURANCE (2.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............    23,750,000      22,891,913
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........       450,000         488,250
Travelers Capital III
 7.625%, 12/01/36................    18,000,000      17,515,260
                                                 --------------
                                                     40,895,423
                                                 --------------
MORTGAGE RELATED (9.3%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................    28,523,343      28,514,444
Federal National Mortgage
 Association:
 6.5%, 05/01/11..................    45,305,228      44,484,072
 6.5%, 08/01/11..................    18,430,548      18,096,494
 7.0%, 05/01/26..................    28,699,610      28,080,790
Government National Mortgage
 Association
 7.5%, 5/15/26...................    33,329,990      33,350,822
                                                 --------------
                                                    152,526,622
                                                 --------------
UTILITY--ELECTRIC (0.6%)
Empresa Electrica del Norte
 7.75%, 03/15/06+................     9,400,000       9,476,798
                                                 --------------
UTILITY--GAS (1.0%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............    16,730,000      17,001,277
                                                 --------------
U.S. GOVERNMENT (17.7%)
U.S. Treasury:
 6.375% Note, 05/15/99...........   104,500,000     105,414,371
 7.75% Note, 01/31/00............    56,000,000      58,607,528
 6.75% Note, 04/30/00............    25,600,000      26,088,013
 6.5% Note, 08/31/01.............    60,000,000      60,656,280
 6.25% Note, 10/31/01............    18,035,000      18,046,272
 5.75% Note, 08/15/03............    19,925,000      19,327,250
 6.5% Note, 08/15/05.............     1,225,000       1,233,422
                                                 --------------
                                                    289,373,136
                                                 --------------
 TOTAL CREDIT SENSITIVE (36.8%) .                   603,574,715
                                                 --------------

ENERGY
COAL & GAS PIPELINES (0.0%)
Swift Energy Co.
 6.25% Conv., 11/15/06...........  $    710,000   $     779,225
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................       675,000         783,000
                                                 --------------
 TOTAL ENERGY (0.1%).............                     1,562,225
                                                 --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................     1,630,000       2,522,425
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......     2,120,000       3,752,400
 7.0% Conv. Sub. Euro, 03/15/06 .       140,000         247,800
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........       930,000       1,204,350
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........       455,000         664,869
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........       780,000       1,712,100
Plasma & Materials Technologies,
 Inc.
 7.125% Conv., 10/15/01+.........     1,100,000       1,078,000
Sanmina Corporation
 5.5% Conv., 08/15/02+...........     1,410,000       2,948,663
SCI Systems, Inc.
 5.0% Conv., 05/01/06............     1,385,000       1,582,363
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................       605,000         662,475
3Com Corp.
 10.25% Conv., 11/01/01+.........     1,035,000       2,284,763
                                                 --------------
                                                     18,660,208
                                                 --------------
TELECOMMUNICATIONS (0.3%)
BBN Corp.
 6.0% Conv., 04/01/12............     1,660,000       1,610,200
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....     2,185,000       2,264,206
                                                 --------------
                                                      3,874,406
                                                 --------------
 TOTAL TECHNOLOGY (1.4%).........                    22,534,614
                                                 --------------
DIVERSIFIED (0.1%)
MISCELLANEOUS
THERMO ELECTRON CORP.
  5.0% CONV. EURO., 04/15/01.....    1,055,000        2,091,538
                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (40.9%)
 (Amortized Cost $656,543,317) .                    669,391,696
                                                 --------------

                              91

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                  PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
------------------------------  ------------  --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.6%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97.............   $10,000,000   $    9,976,125
                                                 --------------
CERTIFICATES OF DEPOSIT (1.5%)
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............    25,000,000       25,009,103
                                                 --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............    10,000,000        9,915,450
 5.37%, due 03/27/97.............    19,300,000       19,059,849
Associates Corp. of North
 America
 5.75%, due 01/02/97.............     2,400,000        2,399,617
BHF Delaware, Inc.
 5.64%, due 03/10/97.............     5,000,000        4,950,228
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............     5,000,000        4,927,263
International Securitization
 5.45%, due 03/18/97.............    13,000,000       12,855,367
Koch Industries
 6.9%, due 01/02/97..............       500,000          499,904
Morgan (J.P.) & Co.
 5.62%, due 03/05/97.............     5,000,000        4,953,538
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............    19,700,000       19,696,284
Sigma Finance Corp.
 5.4%, due 03/17/97..............   $15,000,000   $   14,835,312
Suntrust Banks, Inc.:
 5.3%, due 03/10/97..............     5,000,000        4,950,039
 5.35%, due 03/31/97.............    10,000,000        9,869,219
                                                 --------------
 TOTAL COMMERCIAL PAPER (6.7%)                       108,912,070
                                                 --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............     5,300,000        5,300,000
Harris Trust & Savings
 6.5%, due 01/02/97..............     4,800,000        4,800,000
Toronto Dominion Bank
 6.25%, due 01/20/97.............     8,100,000        8,100,000
                                                 --------------
 TOTAL TIME DEPOSITS (1.1%) .....                     18,200,000
                                                 --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.9%)
 (Amortized Cost $162,066,577) ..                    162,097,298
                                                 --------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $1,509,715,325)              1,627,121,599
OTHER ASSETS
 LESS LIABILITIES (0.7%).........                     10,733,905
                                                 --------------
NET ASSETS (100.0%)..............                 $1,637,855,504
                                                 ==============

----------------------------------
DISTRIBUTION OF INVESTMENTS BY
 GLOBAL REGION
As a Percentage of Total
Investments
Canada...................     0.3%
Japan....................     4.0
New Zealand & Australia .     0.3
Scandinavia..............     0.7
Southeast Asia...........     1.1
United Kingdom...........     2.5
United States**..........    86.7
Other European
 Countries...............     4.4
                          -------
                            100.0%
                          =======



















------------
 *     Non-income producing.
 **    Includes Short-Term Debt Securities of 10.0%.
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $74,805,583 or 4.6% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996



                                      NUMBER         VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------  -----------  -------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.1%)
AGA AB (A Shares).................      3,400     $     51,355
Akzo Nobel N.V....................        875         119,457
Asahi Chemical Industry Co.  .....     27,000         152,940
Bayer AG..........................     15,850         643,250
BOC Group Co. PLC ................      6,825         102,129
Dainippon Ink & Chemical, Inc. ...     51,000         188,922
Freeport-McMoRan, Inc.............    103,000       3,308,875
GP Batteries International Ltd. ..    143,000         474,760
GP Batteries International Ltd.+ .     37,000         122,840
GP Batteries International
 Ltd.--Rights* ...................      5,750           2,875
Imperial Chemical Industries  ....     18,212         239,764
Indo Gulf Fertilisers (GDR) ......     50,000          35,000
Ishihara Sangyo Ltd.*.............    161,000         389,258
L'Air Liquide SA..................      2,035         317,693
Linde AG..........................        150          91,142
Millennium Chemicals, Inc.* ......      1,904          33,796
Mitsubishi Chemical Corp..........     52,000         168,379
Mitsui Toatsu Chemicals, Inc. ....     15,000          45,721
Monsanto Co.......................    125,000       4,859,375
Olin Corp. .......................     26,000         978,250
Royal Plactics Group Ltd.*+ ......     10,000         185,138
Sanyo Chemicals...................     20,000         153,700
Sekisui Chemical Co. Ltd. ........     41,000         414,213
Shin-Etsu Chemical Ltd. ..........     10,000         182,195
Solvay Et Cie Societe Anonyme ....        120          73,529
Sumitomo Chemical Co. Ltd.........     31,000         122,865
Toray Industries, Inc.............     33,000         203,739
UBE Industries Ltd. ..............     14,000          39,651
                                                -------------
                                                   13,700,811
                                                -------------
CHEMICALS--SPECIALTY (0.5%)
Crompton & Knowles Corp...........     59,900       1,153,075
Cytec Industries, Inc.*...........     65,200       2,648,750
Kyowa Hakko Kogyo Co. ............      8,000          61,066
NGK Insulators....................      6,000          56,990
SGL Carbon AG+....................     15,000       1,892,059
UCAR International, Inc.*.........      5,000         188,125
                                                -------------
                                                    6,000,065
                                                -------------
METALS & MINING (0.7%)
Alusuisse Lonza Holding AG........         90          71,744
Broken Hill Proprietary Co. Ltd.       24,800         353,244
Century Aluminum Co...............     48,200         831,450
CRA Ltd...........................      5,800          91,050
Degussa AG........................        250         113,725
Gibraltar Steel Corp.*............     38,300       1,005,375
Great Central Mines Ltd.*.........    120,000         341,468
Gwalia Consolidated Ltd...........     95,800         224,633
Kaiser Aluminum Corp.*............     48,800         567,300
Mitsubishi Materials Corp.........     24,000          96,986
Plutonic Resources Ltd............     30,000         139,496
Reynolds Metals Co................     67,000       3,777,125
RTZ Corp..........................     19,347         310,387
Steel Dynamics, Inc.*.............     46,700         893,138
Sumitomo Metal Mining Co. ........     10,000          67,438
Western Mining Corp. Ltd..........     40,700         256,539
                                                -------------
                                                    9,141,098
                                                -------------
PAPER (0.1%)
Amcor Ltd.........................      8,900          57,230
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*.......................      5,000          28,125
Enso Oy (Series R) ...............     30,000         241,453
Fletcher Forestry Shares..........      4,256           7,131
Grupo Industrial Durango (ADR)* ..     12,000         127,500
Mayr-Melnhof Karton Aktien AG*+ ..      1,500          73,424
Nippon Paper Industries Co. ......     37,000         172,524
Oji Paper Co. Ltd. ...............     27,000         170,892
Svenska Cellulosa (Series B) .....      3,200          64,993
UPM-Kymmene Oy....................      3,292          69,103
                                                -------------
                                                    1,012,375
                                                -------------
STEEL (0.2%)
British Steel.....................     69,074         189,921
Hitachi Metals Ltd................     54,000         429,445
Kawasaki Steel....................     61,000         175,399
Nippon Steel Corp.................    147,000         434,108
NKK Corp.*........................     85,000         191,564
Sumitomo Metal Industries.........    320,000         787,497
Thyssen AG........................        450          79,806
Usinor Sacilor....................      3,500          50,930
                                                -------------
                                                    2,338,670
                                                -------------
 TOTAL BASIC MATERIALS (2.6%) ....                 32,193,019
                                                -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.7%)
B.U.S. Berzelius Umwelt-Service
 AG...............................     16,550         204,348
Culligan WaterTechnologies,Inc.*.      21,000         850,500
Daiseki Co. Ltd...................     10,000         238,321
Matsuda Sangyo Co. Ltd............     12,000         309,818
Philip Environmental, Inc.* ......     50,800         736,600
Powerscreen International.........     75,000         725,926
Rentokil Group PLC................     30,000         225,615
Republic Industries, Inc.*........     51,100       1,593,681
Superior Services, Inc.*..........      9,400         191,525
Tomra Systems ASA.................    110,000       1,718,953
United States Filter Corp.* ......     27,800         882,650
United Waste Systems, Inc.* ......     26,000         893,750
USA Waste Services, Inc.*.........    174,200       5,552,625
WMX Technologies, Inc. ...........    260,000       8,482,500
                                                -------------
                                                   22,606,812
                                                -------------
PRINTING, PUBLISHING &
 BROADCASTING (2.0%)
British Sky Broadcasting Group
 PLC..............................     33,749         301,796
Cablevision Systems Corp.
 (Class A)*.......................     98,500       3,016,563
Carlton Communications PLC........     25,000         220,347
Dainippon Printing Co. Ltd. ......     12,000         210,345

                              93

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Elsevier N.V......................     60,000      $1,013,508
Evergreen Media Corp.
 (Class A)* ......................     55,800       1,395,000
EZ Communications, Inc.*..........     15,300         560,363
Havas.............................        200          14,031
Lagardere S.C.A...................      2,100          57,635
Liberty Media Group (Class A)* ...     28,500         814,031
Mediaset Spa*.....................    200,000         922,952
Mirror Group Newspapers PLC  .....     70,000         258,421
New York Times Co.................    109,200       4,149,600
News Corp. Ltd....................     34,500         182,084
Nippon Television Network Corp.  .      3,930       1,187,721
Pegasus Media & Communications
 (Class B)*.......................         50          15,000
Reed International................     22,000         415,136
Reuters Holdings..................     36,570         470,800
Sinclair Broadcast Group, Inc.* ..     20,800         540,800
Singapore Press Holdings..........      3,000          59,172
Star Publications BHD.............     20,000          78,796
Takara Printing Co................     14,000         113,634
TCI Group (Class A)*..............     41,500         542,094
Time Warner, Inc..................    120,050       4,501,875
Tokyo Broadcasting System.........     56,000         855,885
Toppan Printing Co. ..............      7,000          87,644
Universal Outdoor
 Holdings, Inc.*..................     19,100         448,850
Ver Ned Uitgeversbedr
 Ver Bezit N.V....................     25,000         522,084
Viacom, Inc. (Class B)*...........     97,540       3,401,708
                                                -------------
                                                   26,357,875
                                                -------------
PROFESSIONAL SERVICES (1.4%)
Adecco SA.........................        275          69,033
ADT Ltd.*.........................      1,664          38,064
Apcoa Parking AG..................      3,000         321,679
Asatsu, Inc. .....................     21,000         667,300
Associated First Capital Corp.  ..     71,600       3,159,350
Ceridian Corp.*...................    141,400       5,726,700
Content Beheer N.V.*+.............     53,000       2,023,546
Cordiant PLC*.....................    200,000         352,899
Equity Corporation
 International*...................     22,700         454,000
Ha-Lo Industries, Inc.*...........     57,937       1,593,268
Interim Services, Inc.*...........     13,800         489,900
Meitec Corp.......................     55,800       1,064,830
Nackebro Fastighets AB*...........        310           5,319
Secom Co. ........................      2,000         121,060
SGS Holdings......................         25          61,449
Telespectrum Worldwide, Inc.* ....     60,000         952,500
WPP Group PLC.....................    100,000         435,127
                                                -------------
                                                   17,536,024
                                                -------------
TRUCKING, SHIPPING (0.2%)
Brambles Industries Ltd. .........     30,000         585,407
Comfort Group Ltd. ...............    160,000         141,785
Irish Continental Group...........     30,000         211,063
Kawasaki Kisen*...................     55,000         125,378
Mitsui O.S.K. Lines Ltd.*.........     19,000          45,445
Nippon Express Co. Ltd............     25,000         171,401
Nippon Yusen K.K..................     17,000          76,919
Peninsular & Oriental Steam
 Navigation Co....................     10,466         105,783
Western Bulk Shipping+............     31,500         150,889
Yamato Transport .................    110,000       1,139,798
                                                -------------
                                                    2,753,868
                                                -------------
 TOTAL BUSINESS SERVICES (5.3%) ..                 69,254,579
                                                -------------
CAPITAL GOODS
AEROSPACE (0.9%)
Boeing Co.........................     65,350       6,951,606
British Aerospace.................      5,576         122,269
Coltec Industries, Inc.*..........    128,000       2,416,000
General Electric Co. PLC..........     36,076         236,083
Rolls-Royce.......................     22,528          99,376
United Technologies Corp..........     32,600       2,151,600
                                                -------------
                                                   11,976,934
                                                -------------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ...........................        550         684,161
American Standard Companies,
 Inc.*............................     59,900       2,291,175
CSR Ltd...........................     16,900          59,105
Cubiertas Y Mzov SA...............      3,824         294,769
Daiwa House Industry Co...........      9,000         115,793
Hitachi Plant Engineering &
 Construction Co..................     40,000         236,940
Hochtief AG.......................      1,500          58,975
Japan Industrial Land
 Development......................     15,000         284,949
Kajima Corp. .....................     33,000         235,938
Kaneshita Construction Co.  ......     28,000         265,953
Kumagai Gumi Co...................     13,000          32,217
MacMahon Holdings Ltd.............    700,000         623,162
Mancon BHD*.......................     47,999         146,344
Mitsui Home Co. Ltd...............     42,000         518,608
Nanno Construction Co. Ltd. ......     26,000         154,909
Nawarat Patanakarn Public Co.  ...     80,000          93,582
Nishimatsu Construction Co.  .....      5,000          43,606
Obayashi Corp.....................     12,000          81,029
Ohmoto Gumi Co. Ltd...............     15,000         215,007
Oriental Construction Co. ........     17,000         218,720
Paul Y.-ITC Construction
 Holdings.........................    400,000          95,675
Paul Y.-ITC Construction
 Holdings--Warrants* .............     80,000           1,432
Penta Ocean Construction..........     10,000          44,556
PS Corp...........................     31,200         522,649
Sanyo Engineering & Construction,
 Inc..............................     23,000         204,559
Sekisui House Ltd. ...............     13,000         132,458
Shimizu Corp......................     15,000         112,037
Sho Bond Construction.............     39,900       1,074,933
Suido Kiko Kaisha.................      3,000          21,242
Taisei Corp. .....................     20,000         103,618
Toda Construction.................     32,000         243,157
United Engineers Malaysia BHD ....     11,000          99,307
Wesco, Inc........................      9,050         113,311
YTL Corp. BHD.....................     11,000          59,236
                                                -------------
                                                    9,483,112
                                                -------------

                              94

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Blue Circle Industries............      13,338    $    81,115
Boral Ltd. .......................      40,000        113,823
BPB PLC...........................      90,000        591,276
Buckeye Cellulose Corp.*..........      18,600        495,225
Chichibu Onoda Cement Co..........      11,000         46,827
Cie de St. Gobain.................       2,100        297,080
Dahl International AB*+...........      50,000      1,052,177
Fujikura Ltd. ....................      68,000        544,893
Furukawa Electric Co..............      13,000         61,627
Heidelberg Zement AG..............       1,000         80,712
Holderbank Financiere Glarus AG  .          80         57,139
Hughes Supply, Inc................      19,500        840,938
Lafarge Corp......................       4,750        284,991
Martin Marietta Materials, Inc. ..      59,200      1,376,400
Nichiha Corp......................      52,700        932,864
Portland Valderrivas SA*..........       5,000        336,857
Redland PLC.......................       9,480         59,520
Rexan PLC.........................      13,121         81,032
RMC Group PLC.....................       4,518         77,204
Sumitomo Forestry Co. ............       8,000         97,401
Wolseley PLC......................      10,088         79,842
                                                -------------
                                                    7,588,943
                                                -------------
ELECTRICAL EQUIPMENT (0.9%)
Alcatel Alsthom...................       5,000        401,658
Daikin Industries Ltd.............       5,000         44,469
General Electric Co...............      93,900      9,284,363
Kinden Corp.......................       5,000         63,466
Omron Corp. ......................      62,000      1,167,084
Schneider SA......................       2,250        104,033
Siemens AG........................      10,400        482,693
Sumitomo Electric Industries .....      17,000        237,803
Yaskawa Electric Corp.*...........      72,000        249,927
                                                -------------
                                                   12,035,496
                                                -------------
MACHINERY (0.8%)
Amada Co. Ltd. ...................       5,000         38,857
Asahi DiamondIndustryCo.Ltd. ....       35,000        317,330
Construcciones Auxiliar Ferro ....       3,000        113,776
Ebara Corp........................       5,000         65,193
Enshu*............................      60,000        180,295
Fag Kugelfischer Georg Schaefer ..       3,200         43,774
Fanuc Co..........................       5,900        189,008
IHC Caland N.V....................      10,000        570,966
Ishikawajima Harima Heavy
 Industries.......................      80,000        355,755
Kalmar Industries AB+.............      12,000        184,773
Kawasaki Heavy Industries.........     126,000        521,147
Keyence Corp. ....................       6,000        740,869
Komatsu Ltd.......................      29,000        237,890
Kubota Corp.......................      33,000        159,287
Makino Milling Machine Co.  ......      50,000        319,057
Mitsubishi Heavy Industries Ltd. .     180,000      1,429,928
Namura Shipbuilding Co............      39,000        127,968
Nireco............................      12,000        136,776
Nitta Corp........................      39,000        488,300
Nitto Kohki Co. Ltd...............      20,200        723,858
Rofin-Sinar Technologies, Inc.* ..      20,000        235,000
SMC Corp..........................      17,400      1,170,417
Sodick Co.*.......................     126,000      1,044,469
Thai Engine Manufacturing Public
 Co.*.............................     100,000        775,949
Toyoda Automatic Loom Works ......       5,000         93,688
                                                -------------
                                                   10,264,330
                                                -------------
 TOTAL CAPITAL GOODS (3.9%) ......                 51,348,815
                                                -------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
British Airways...................      45,000        466,777
Cathay Pacific Airways............      41,000         64,671
Delta Air Lines, Inc..............       1,100         77,963
Japan Air Lines Co.*..............      24,000        127,450
KLM...............................      14,000        393,602
Lufthansa AG......................       5,500         74,272
Mesa Airlines, Inc.*..............      57,000        384,750
Northwest Airlines Corp.
 (Class A)* ......................      78,300      3,063,488
Qantas Airways Ltd................     100,000        166,919
Singapore Airlines Ltd. ..........      73,000        662,546
                                                -------------
                                                    5,482,438
                                                -------------
APPAREL, TEXTILE (1.3%)
Adidas AG+........................       5,500        475,370
Carli Gry International A/S* .....      20,000        958,033
Designer Holdings Ltd.*...........      40,500        653,063
First Sign International
 Holdings Ltd.....................   1,300,000        415,993
King Co.*.........................      67,000        301,416
Kuraray Co. Ltd...................       6,000         55,436
Mohawk Industries, Inc.*..........      39,200        862,400
Nine West Group, Inc.*............      32,800      1,521,100
Polymer Group, Inc.*..............      38,600        535,575
Reebok International Ltd..........     193,000      8,106,000
Renown, Inc.*.....................     120,000        320,180
Stage Stores, Inc.*...............      34,100        622,325
Teijin Ltd........................      18,000         78,646
Tommy Hilfiger Corp.*.............      18,500        888,000
Warnaco Group, Inc. (Class A) ....      26,900        796,913
                                                -------------
                                                   16,590,450
                                                -------------
AUTO RELATED (0.4%)
Asahi Glass Co. Ltd...............      35,000        329,419
Autoliv AB........................       6,000        263,081
Autoliv AB (ADS)*+................       6,000        259,500
Bridgestone Corp..................      14,000        265,953
Bridgestone Metalpha .............      15,000        128,227
FCC Co. Ltd.......................      10,000        271,997
LucasVarity PLC...................      17,320         66,018
Mabuchi Motor Co..................      14,200        714,843
Michelin (CGDE), (Class B)........       2,400        129,563
Miller Industries, Inc.*..........      27,750        555,000
Minebea Co........................      75,000        626,889
NGK Spark Plug Co.................      14,000        153,527
Nippondenso Co. Ltd...............      21,000        505,915
Team Rental Group, Inc.*..........      59,300        956,213
Toyoda Gosei*.....................      30,000        208,013
                                                -------------
                                                    5,434,158
                                                -------------

                              95

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
AUTOS & TRUCKS (0.3%)
Fiat Spa..........................     67,500     $    204,253
Daimler-Benz AG*..................     18,250       1,251,218
Honda Motor Corp..................     34,000         971,764
Isuzu Motors Ltd..................     30,000         133,408
Perusahaan Otomobl Nasional BHD ..      9,000          57,018
Peugeot SA........................        700          78,790
Toyota Motor Corp.................     15,000         431,310
                                                -------------
                                                    3,127,761
                                                -------------
FOOD SERVICES, LODGING (1.2%)
AAPC Limited......................    400,000         241,634
Accor SA..........................        550          69,644
Brinker International, Inc.* .....    198,700       3,179,200
Doubletree Corp.*.................     30,627       1,378,215
Fujita Kanko, Inc.................      3,000          55,695
Host Marriott Corp.*..............    200,300       3,204,800
Innkeepers USA Trust..............     52,300         725,663
Interstate Hotels Co.*............     35,100         991,575
Jurys Hotel Group PLC.............    100,000         466,203
La Quinta Motor Inns, Inc.........    191,600       3,664,350
QPQ Corp.*........................     16,400          38,950
QPQ Corp.--Warrants*..............     16,400           2,050
Sanyo Pax Co. Ltd.................     35,000         607,461
Suburban Lodges of America* ......     38,300         612,800
Thistle Hotels PLC*...............    131,600         409,181
                                                -------------
                                                   15,647,421
                                                -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.2%)
Elamex S.A. de C.V.*..............     76,700         738,238
Electrolux B......................      1,100          63,879
First Brands Corp.................    115,000       3,263,125
Industrie Natuzzi (ADR)...........     36,200         832,600
MatsushitaElectricIndustrialCo. .      20,000         326,397
Nippon Electric Glass.............     26,000         399,620
Philips Electronics...............      3,000         121,482
Sanyo Electric Co. Ltd............    108,000         447,630
Sharp Corp. ......................     17,000         242,207
Sunbeam Corp. ....................    360,500       9,282,875
Tostem Corp.......................      3,000          82,894
Toto..............................      5,000          56,990
                                                -------------
                                                   15,857,937
                                                -------------
LEISURE RELATED (1.7%)
Aristocrat Leisure Ltd............     60,000         155,950
Canal Plus........................        350          77,306
Carnival Corp. ...................     11,300         372,900
Cinar Films, Inc. (Class B)* .....     15,000         390,000
Cyrk, Inc.*.......................    195,000       2,535,000
Disney (Walt) Co..................     95,791       6,669,448
Enix Corp.* ......................     12,900         291,840
Granada Group PLC.................     17,347         256,013
Harman International
 Industries, Inc..................     21,800       1,212,625
ITT Corp.*........................     85,600       3,712,900
Japan Airport Terminal Co.........     44,000         539,504
KTM Motorradholding AG*...........      3,420         191,097
Learning Company, Inc.*...........    101,300       1,456,188
Mars Engineering Corp.*...........      9,000         229,255
Namco Ltd.........................     28,000         858,302
Nelvana Limited*+.................     18,000         299,069
Nintendo Co. .....................     14,000       1,002,159
Rank Group PLC....................     32,498         242,453
Resorts World BHD.................     24,000         109,285
Sega Enterprises Ltd..............      2,000          67,352
SMH AG............................        100          61,636
Tag Heuer International SA
 (ADR)*...........................     50,200         809,475
Thorn EMI.........................      4,927         116,478
Toei Co...........................     33,000         212,572
Toho Co. .........................        400          58,026
Tokyo Dome Corp...................      3,000          52,327
Tourism Holdings Ltd..............     70,000         133,614
                                                -------------
                                                   22,112,774
                                                -------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co................     12,000         395,821
Noritsu Koki Co. Ltd..............     21,000         988,257
                                                -------------
                                                    1,384,078
                                                -------------
RETAIL--GENERAL (2.9%)
Ahold N.V.........................      1,789         111,771
AutoZone, Inc.*...................    317,900       8,742,250
Boots Co. PLC.....................     26,111         269,503
British Airport Author PLC........    120,000       1,000,108
Carrefour.........................        825         536,803
Centros Comerciales Pryca SA .....      7,000         148,387
CompUSA, Inc.*....................    285,000       5,878,125
Consolidated Stores Corp.*........     22,500         722,813
Daiei, Inc........................     14,000         106,986
Dai-Ichi Corp.....................      9,000         181,850
Dayton Hudson Corp................    102,600       4,027,050
Dixons Group PLC*.................    160,000       1,486,971
Doshisha Co. .....................      7,000         114,843
Eiden Sakakiya Co. Ltd. ..........     28,000         282,877
Federated Department Stores,
 Inc.*............................     99,800       3,405,675
Fingerhut Companies, Inc..........    160,000       1,960,000
Fu Hui Jewellery*.................    250,000          23,272
Great Universal Stores............     28,714         301,043
Harvey Nichols Group PLC*+........     30,600         179,804
Hennes & Mauritz AB
 (B Shares).......................        500          69,216
Homac Corp. ......................     11,400         206,718
Home Wide Corp, Inc...............     16,000         143,684
Isetan Co.........................     64,000         828,944
Karstadt AG.......................        150          49,909
Kokuyo Co. .......................      2,000          49,391
Marks & Spencer...................     60,611         509,819
Marui Co. Ltd.....................      7,000         126,328
Metro AG* ........................        950          74,392
Nissen Corp. Ltd. ................      5,700          39,867
Paris Miki, Inc...................     20,000         721,872
Petco Animal Supplies, Inc.* .....     37,900         786,425
Pinault Printemps.................        350         138,826
Promodes..........................        300          84,707
Rinascente........................     13,000          75,418
Rinascente--Warrants*.............        650             287
Sainsbury (J) PLC.................      7,365          48,954
Sato Corp. .......................     35,700         696,676
Shaddy Co. Ltd. ..................      3,000          47,923
Sriwani Holdings BHD..............    400,000       1,077,014

                              96

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Swank International Manufacturing     300,000      $   45,381
St. Dupont*+......................     29,100         987,106
Takihyo Co. Ltd...................     27,000         326,397
Warehouse Group Ltd. .............    200,900         482,889
Xebio Co..........................      9,800         291,944
                                                -------------
                                                   37,390,218
                                                -------------
 TOTAL CONSUMER CYCLICALS (9.5%)                  123,027,235
                                                -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Asahi Breweries Ltd...............      8,000          82,894
Bass Breweries....................     13,487         189,689
Cadbury Schweppes PLC.............     18,792         158,548
Carlsberg 'A'.....................        900          60,845
Coca-Cola Amatil Ltd. ............      7,600          81,250
Coca-Cola Co......................    122,000       6,420,250
Fraser & Neave....................     30,000         308,726
Grand Metropolitan................     85,339         671,032
Guinness PLC......................    164,568       1,289,791
Heineken N.V. ....................        801         141,698
Kirin Brewery Co..................     16,000         157,499
Lion Nathan Ltd. .................     60,000         143,794
Louis Dreyfus Citrus*+............     43,500       1,425,267
Louis Vuitton Moet Hennessy ......      1,500         418,907
Panamerican Beverages.............      9,000         421,875
Quilmes Industrial Quins (ADR) ...     33,300         303,863
                                                -------------
                                                   12,275,928
                                                -------------
CONTAINERS (0.4%)
Crown Cork & Seal Co., Inc. ......     75,000       4,078,125
Hub Group, Inc. (Class A)*........     28,900         773,075
Toyo Seikan Kaisha................      3,000          72,274
                                                -------------
                                                    4,923,474
                                                -------------
DRUGS (4.7%)
Amgen, Inc.*......................     61,800       3,360,375
Astra AB (A Shares)...............     13,000         642,451
Biogen, Inc.*.....................    150,000       5,812,500
Centocor, Inc.*...................    152,200       5,441,150
Daiichi Pharmaceutical Co.........      5,000          80,304
Eisai Co. Ltd.....................      5,000          98,437
Geltex Pharmaceuticals, Inc.* ....     58,200       1,411,350
Glaxo Wellcome PLC ...............     32,082         521,018
Hafslund Nycomed ASA
 (B Shares) ......................     11,700          80,300
Medicis Pharmaceutical Corp.
 (Class A)*.......................     13,500         594,000
MedImmune, Inc.*..................     32,800         557,600
Merck & Co., Inc..................    103,000       8,162,750
Novartis AG*......................      1,571       1,799,285
Novo-Nordisk AS (ADR)
 (B Shares) ......................      3,000         565,647
Nycomed ASA (B Shares)*...........     11,700         180,078
Pfizer, Inc. .....................    136,200      11,287,575
Revco D.S., Inc.*.................     88,000       3,256,000
Roche Holdings AG Genusscheine ...        201       1,564,001
Rohto Pharmaceutical Co...........      7,000          67,697
Santen Pharmaceutical Co..........     50,000       1,036,180
Schering AG.......................      1,250         105,521
Smithkline Beecham PLC............    130,169       1,805,124
Smithkline Beecham PLC (ADR) .....     46,000       3,128,000
Taisho Pharmaceutical Co..........     31,000         730,766
Takeda Chemical Industries........     11,000         230,809
United Natural Foods, Inc.* ......     39,200         666,400
Warner-Lambert Co.................     81,500       6,112,500
Yamanouchi Pharmaceutical.........     54,000       1,109,749
Zeneca Group PLC..................     30,000         846,700
                                                -------------
                                                   61,254,267
                                                -------------
FOODS (1.1%)
Ajinomoto Co., Inc................     12,000         122,269
BSN Gervais Danone................      1,250         174,183
Campbell Soup Co..................     62,635       5,026,459
Fyffes PLC........................    900,000       1,678,329
Nabisco Holdings Corp.
 (Class A)........................    125,040       4,860,930
Nestle AG.........................        630         676,362
Nippon Meat Packers, Inc..........      4,000          51,809
Nissin Food Products Co...........      3,000          63,984
Nutrica Verenigde Bedrijven
 N.V.+............................      2,600         394,817
Oie Sangyo Co. Ltd. ..............      6,000          77,714
PT Sekar Bumi.....................    182,500         115,898
Shriram Industrial Enterprises
 Ltd. (GDR)*+.....................     24,000           3,600
Tingyi Holdings Corp.*............    500,000         130,907
Viscofan Envoltura................      9,000         131,814
Warabeya Nichiyo Co. Ltd.*........     18,000         153,873
Yamakazi Baking Co. ..............      4,000          63,898
                                                -------------
                                                   13,726,846
                                                -------------
HOSPITAL SUPPLIES & SERVICES (2.0%)
Cochlear Ltd......................    130,000         369,923
Columbia/HCAHealthcareCorp.......     211,500       8,618,625
Compdent Corp.*...................     18,900         666,225
Coventry Corp.*...................     56,100         519,802
Enterprises Systems, Inc.*........     39,700         932,950
National Surgery Centers, Inc.* ..     21,800         828,400
Oxford Health Plans, Inc.*........     64,000       3,748,000
Pacificare Health Systems, Inc.
 (Class B)*.......................     50,300       4,288,075
Rotech Medical Corp.*.............     35,700         749,700
Scandinavian Mobility
 International, Inc.+.............     27,600         454,760
Steris Corp.*.....................     97,500       4,241,250
Tamro Group ......................     17,500         116,866
                                                -------------
                                                   25,534,576
RETAIL--FOOD (0.2%)
Daimon Co. Ltd....................     14,000         224,851
Ito Yokado Co. Ltd. ..............     10,000         435,196
Jusco Co..........................      9,000         305,414
McBride PLC.......................     60,000         139,789
Ministop Co. Ltd..................      5,500         134,401
Santa Isabel S.A. (ADR)...........     27,400         619,925
Seven-Eleven Japan Ltd............     12,000         702,530
Tesco PLC.........................     48,646         295,424
                                                -------------
                                                    2,857,530
                                                -------------

                              97

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
SOAPS & TOILETRIES (1.0%)
BIC...............................        600    $     89,968
Colgate Palmolive Co..............     61,660       5,688,135
Gillette Corp.....................     74,850       5,819,588
KAO Corp. ........................     10,000         116,570
L'Oreal...........................      1,605         604,446
Shiseido Co.......................     42,000         485,968
Unilever..........................     16,865         409,247
Unilever N.V. CVA.................      2,553         451,333
                                                -------------
                                                   13,665,255
                                                -------------
TOBACCO (1.6%)
BAT Industries....................    100,000         829,997
Imperial Tobacco PLC*.............     39,999         258,329
Loews Corp........................     45,000       4,241,250
Philip Morris Cos., Inc. .........    120,500      13,571,313
RJ Reynolds BHD...................    200,000         542,467
Rothmans of Pall Mall BHD.........      6,000          62,958
Swedish Match Co. AB*.............    360,000       1,267,012
                                                -------------
                                                   20,773,326
                                                -------------
 TOTAL CONSUMER NONCYCLICALS (11.9%)              155,011,202
                                                -------------
CREDIT SENSITIVE
BANKS (1.9%)
ABN Amro Holdings.................      3,879         252,220
Akita Bank........................     18,000         111,907
Asahi Bank Ltd....................     58,000         515,845
Banca Commerciale Italiana........     35,000          63,684
Banco Bilbao Vizcaya SA...........      4,050         218,845
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...      9,500         482,125
Banco Popular.....................      1,000         196,564
Banco Santander Chile (ADR) ......     16,000         240,000
Banco Santander SA................      2,691         172,377
Bancomer B Local*.................     50,000          19,944
Bank Austria AG...................        920          67,975
Bank of Tokyo-Mitsubishi Bank ....     72,000       1,336,672
Banque Nationale de Paris.........      2,250          87,077
Barclays Bank ....................     48,309         827,995
Chase Manhattan Corp..............     15,000       1,338,750
Cie Fin Paribas Series A .........      1,400          94,682
CS Holdings.......................      4,550         467,408
Dai-Ichi Kangyo Bank..............     10,000         144,202
Den Danske Bank...................      1,300         104,891
Deutsche Bank AG..................     13,300         620,574
Dresdner Bank AG..................      2,900          86,691
First Union Corp..................    128,500       9,509,000
Fokus Bank........................      8,000          55,157
Fuji Bank Ltd. ...................     63,000         919,351
Generale de Banque................        200          71,763
Grupo Financiero Bantorte (Class
 B)*..............................     22,500          22,637
Hang Seng Bank....................     39,000         473,980
HSBC Holdings PLC (H.K.$).........     20,000         427,953
HSBC Holdings PLC.................     20,000         435,813
International Bank of Asia........    270,000         179,779
Istituto Bancario San Paolo di
 Torino...........................     15,000          91,966
Istituto Mobilare Italiano........     10,000          85,703
Kredietbank.......................        170          55,770
Lloyds TSB Group PLC..............    115,481         851,660
Malayan Banking Berhad............     18,000         199,564
Mediobanca Spa....................     10,000          53,960
Mitsubishi Trust&BankingCorp. ...      23,000         307,832
National Australia Bank Ltd. .....     37,700         443,495
Overseas Union Bank Ltd...........     40,000         308,726
Sakura Bank Ltd. .................     82,000         586,271
Schweizerische Bankgesellschaft ..        610         534,576
Shizuoka Bank.....................     44,000         467,317
Skandinaviska Enskilda Banken
 (Series A).......................      8,000          82,121
Societe Generale..................      1,400         151,373
Sparbanken Sverige AB
 (A Shares).......................     16,000         274,519
Sumitomo Bank Ltd. ...............     68,000         980,572
Svenska Handelsbanken
 (Series A) ......................      3,100          89,101
Toho Bank ........................     20,000         121,233
Union Bank of Hong Kong*..........     20,000          25,212
                                                -------------
                                                   25,256,832
                                                -------------
FINANCIAL SERVICES (3.6%)
Aames Financial Corp..............     20,300         728,263
American Express Co...............    177,300      10,017,450
Beneficial Corp...................     51,750       3,279,656
CMIC Finance & Securities Co.
 Ltd. ............................    200,000         288,544
Credit Local de France............      3,500         304,905
Credit Saison Co. ................     64,000       1,431,310
Daiwa Securities Co. Ltd. ........     19,000         168,984
Dean Witter Discover & Co.  ......    119,600       7,923,500
Groupe Bruxelles Lambert SA ......        450          57,986
Hambrecht & Quist Group*..........     33,200         717,950
Hong Leong Finance Ltd. ..........     50,000         116,487
ING Groep N.V.....................     12,194         438,763
Invesco...........................     60,000         266,730
JCG Holdings......................     60,000          58,569
MBNA Corp.........................    189,500       7,864,250
Merrill Lynch & Co., Inc..........     85,000       6,927,500
Nichiei Co. Ltd. .................     20,000       1,469,649
Nomura Securities Co..............     41,000         616,009
Oxford Resources Corp.
 (Class A)*.......................     35,000       1,080,625
Promise Co. Ltd...................     12,500         615,232
RAC Financial Group, Inc.*........     25,300         534,463
Sanyo Shinpan Finance Co. Ltd. ...      9,000         563,423
Schroders PLC.....................      3,875         100,570
Takefuji Corp.*...................      6,500         468,656
Union Acceptance Corp.
 (Class A)*.......................     50,600         898,150
Yamaichi Securities...............     70,000         311,286
                                                -------------
                                                   47,248,910
                                                -------------
INSURANCE (3.1%)
Aegon N.V.........................     15,000         955,370
Allianz AG Holding................        600       1,080,062
AMEV N.V..........................     17,000         594,973
Assicurazioni Generali............     14,300         271,035
Commercial Union PLC..............     10,726         125,591
Corporacion Mapfre Cia
 Inter SA.........................     12,000         731,682

                              98

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Fortis AG.........................        740    $     118,814
General Accident..................      8,971         117,797
Gio Australia Holdings Ltd.* .....    100,000         255,942
Istituto Naz Delle Assicurazioni .     60,000          78,161
ITT Hartford Group, Inc...........     23,600       1,593,000
Koa Fire & Marine.................     35,000         169,847
Legal & General Group.............     23,090         147,146
Life Re Corp......................    150,000       5,793,750
MGIC Investment Corp. ............     66,400       5,046,400
Mitsui Marine &
 Fire Insurance Co................     13,000          69,934
Pacific & Orient BHD..............    150,000         362,304
PennCorp Financial Group, Inc. ...    126,100       4,539,600
PMI Group, Inc....................     10,900         603,588
Prudential Corp...................     42,249         355,732
Royal & Sun Alliance Insurance
 Group PLC........................     33,539         255,390
Schweizerische Ruckversicherungs
 Gesellschaft ....................        420         448,397
Skanska AB (Series B).............      1,800          79,584
Sumitomo Marine & Fire Insurance
 Co. .............................     10,000          62,171
TIG Holdings, Inc. ...............    141,000       4,776,375
Tokio Marine & Fire
 Insurance Co. ...................     34,000         320,007
Travelers Group, Inc..............    248,534      11,277,230
                                                -------------
                                                   40,229,882
                                                -------------
REAL ESTATE (0.4%)
British Land Co...................      8,416          74,538
Cheung Kong Holdings..............     35,000         311,106
City Developments Ltd.............     95,000         855,428
Daibiru Corp......................     28,000         258,700
DBS Land..........................     17,000          62,567
Diligentia AB*....................        800          12,611
IOI Corp. BHD.....................    100,000         153,633
JP Realty, Inc. ..................     22,100         571,838
Land Securities PLC...............      9,978         127,174
Lend Lease Corp. Ltd..............      4,100          79,517
Macerich Co. .....................     20,900         546,013
MEPC PLC..........................      8,200          60,825
Mitsubishi Estate Co..............     71,000         729,557
Mitsui Fudosan....................     20,000         200,328
New World Development Co..........     29,000         195,908
Sap Holdings*.....................     40,000         191,645
Sun Hung Kai Properties...........     23,000         281,757
Wharf Holdings....................     17,000          84,841
                                                -------------
                                                    4,797,986
                                                -------------
UTILITY--ELECTRIC (1.1%)
British Energy PLC*...............    418,000       1,052,631
China Light & Power Co. Ltd. .....     11,000          48,924
Cinergy Corp......................     46,600       1,555,275
Edison Spa........................     15,000          94,932
Electrabel........................        870         206,100
Endesa............................      5,741         408,906
Enersis S.A. (ADR)................      6,000         166,500
FPL Group, Inc....................     75,700       3,482,200
Gas Y Electridad SA (Series 2) ...      5,000         319,899
Hidroelectrica del Cantabrico ....     15,000         572,927
Iberdrola II......................     30,000         425,504
Iberdrola SA......................     55,303         784,388
Kansai Electric Power Co., Inc. ..     22,400         464,209
National Grid Group PLC...........    150,027         502,457
National Power PLC................    120,560       1,009,938
Powergen PLC (ADR)................      1,250          49,375
RWE AG............................      4,800         200,884
Tenaga Nasional BHD...............     49,000         234,765
Tohoku Electric Power Co., Inc. ..     11,500         228,391
Tokyo Electric Power Co., Inc. ...     28,000         614,109
Tractebel Investment
 International Capital............        220         102,534
Tractebel Investment
 International Capital--
 Warrants*........................        220               0
United Utilities PLC..............      8,965          95,373
Veba AG...........................     19,550       1,124,366
Viag AG...........................        500         195,769
                                                -------------
                                                   13,940,356
                                                -------------
UTILITY--GAS (0.0%)
Scottish Power PLC................     13,327          80,363
Thames Water......................      7,439          78,055
                                                -------------
                                                      158,418
                                                -------------
UTILITY--TELEPHONE (0.9%)
British Telecommunications........    121,891         823,761
Empresas Telex-Chile S.A. (ADR) ..     40,000         185,000
Frontier Corp.....................    106,000       2,398,250
Hellenic Telecommunication
 Organization SA..................     17,000         292,773
Kon. PTT Nederland+...............     40,000       1,524,890
LCI International, Inc.*..........     55,594       1,195,271
PT Indonesian Satellite (ADR) ....      6,000         164,250
Singapore Telecommunications Ltd.      20,000          47,166
Tele Danmark AS (B Shares)........      2,000         110,412
Telecom Corp. of New Zealand .....     23,300         118,927
Telecom Italia Spa................     37,500          97,404
Telefonica de Espana SA...........     23,566         547,694
Telefonica del Peru S.A. (ADR) ...     32,000         604,000
Telekom Malaysia BHD..............     28,000         249,456
Telephone & Data Systems, Inc. ...     42,100       1,526,125
WorldCom, Inc.*...................     80,115       2,087,997
                                                -------------
                                                   11,973,376
                                                -------------
 TOTAL CREDIT SENSITIVE (11.0%) ..                143,605,760
                                                -------------
ENERGY
COAL & GAS PIPELINES (0.3%)
British Gas.......................    100,557         386,733
Nabors Industries, Inc.*..........    170,000       3,272,500
OMV AG............................      5,000         563,844
                                                -------------
                                                    4,223,077
                                                -------------
OIL--DOMESTIC (1.4%)
Apache Corp.......................    138,100       4,885,288
Costilla Energy, Inc.*............     69,500         946,938
KCS Energy, Inc. .................     22,400         800,800
Louis Dreyfus Natural Gas Corp.*      139,100       2,382,088
Louisiana Land & Exploration
 Corp. ...........................     92,200       4,944,225
Ultramar Diamond Shamrock Corp.  .     19,482         616,118

                              99

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
Union Pacific Resources Group,
 Inc..............................    108,439     $ 3,171,841
XCL Corp.*........................    200,000          37,500
                                                -------------
                                                   17,784,798
                                                -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC.........    100,804       1,209,675
Canadian Occidental...............      6,000          96,000
Cosmo Oil Co. Ltd.................     11,000          52,906
Elf Aquitaine.....................      8,250         750,983
ENI Spa...........................    108,500         556,852
ENI Spa (ADR).....................      5,000         258,125
Exxon Corp........................     92,800       9,094,400
Japan Energy Corp.................     19,000          51,679
Mitsubishi Oil Co.................      8,000          47,872
Nippon Oil Co. Ltd. ..............     22,000         113,030
Norsk Hydro AS....................      2,100         113,785
Oil Search Ltd....................    340,000         662,110
Petrofina SA......................        290          92,393
Repsol SA.........................     12,748         489,368
Royal Dutch Petroleum Co..........      8,553       1,498,687
Tatneft (ADR)*....................      7,000         336,000
Total Campagnie Francaise.........        900          73,200
                                                -------------
                                                   15,497,065
                                                -------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
Baker Hughes, Inc.................    221,250       7,633,125
BJ Services Co.*..................    148,600       7,578,600
Bouygues Offshore SA (ADR)* ......     80,000       1,030,000
Coflexip (ADR)*...................     11,000         288,750
Halliburton Co....................     50,000       3,012,500
Noble Drilling Corp.*.............    180,700       3,591,413
Parker Drilling Co.*..............    235,100       2,262,838
Rowan Cos., Inc...................     59,800       1,352,975
Schlumberger, Ltd. ...............     76,800       7,670,400
Transocean Offshore, Inc..........    105,000       6,575,625
                                                -------------
                                                   40,996,226
                                                -------------
RAILROADS (1.2%)
Burlington Northern Santa Fe .....     46,900       4,050,988
Canadian Pacific Ltd..............    216,000       5,724,000
East Japan Railway Co.............         55         247,431
Genesee & Wyoming, Inc.
 (Class A)*.......................     29,600       1,028,600
Hankyu Corp.......................     40,000         198,601
Kinki Nippon Railroad Co. ........     28,650         178,862
Odakyu Electric Railway Co. ......      4,000          24,005
Tobu Railway Co. Ltd..............     14,000          68,543
Tokyu Corp........................     20,000         113,634
Union Pacific Corp................     69,000       4,148,625
                                                -------------
                                                   15,783,289
                                                -------------
 TOTAL ENERGY (7.2%)..............                 94,284,455
                                                -------------
TECHNOLOGY
ELECTRONICS (4.9%)
Altera Corp.*.....................     92,000       6,687,250
Austria Mikro Systeme
 International+...................      1,430         110,412
BMC Industries, Inc...............     43,900       1,382,850
Cable & Wireless .................     32,650         271,553
Cisco Systems, Inc.*..............    224,800      14,302,890
Electrocomponents PLC.............      8,375          66,284
Exabyte Corp.*....................     45,400         607,225
Fujimi, Inc.......................      6,100         328,676
Hirose Electric Co. Ltd. .........     15,000         869,096
Hitachi Ltd. .....................     58,000         540,886
HMT Technology Corp.*.............     33,800         507,528
Hoya Corp.........................     29,000       1,139,366
IDT Corp.* .......................     43,000         473,000
Insight Enterprises, Inc.*........     18,000         504,000
Intel Corp........................     50,000       6,546,875
Intergraph Corp.*.................    100,000       1,025,000
Kent Electronics Corp.*...........     29,500         759,625
Kyocera Corp......................      1,000          62,343
Murata Manufacturing Co. Ltd.  ...      5,000         166,221
National Semiconductor Corp.* ....     30,000         731,250
NEC Corp..........................     11,000         132,976
Network General Corp.*............     25,500         771,375
Rohm Co. Ltd......................     11,000         721,872
Seagate Technology, Inc.*.........    132,577       5,236,792
Sony Corp.........................      8,000         524,307
Systemsoft Corp.*.................     38,500         572,688
TDK Corp..........................     11,000         717,123
Teradyne, Inc.*...................     50,000       1,218,750
Texas Instruments, Inc. ..........     28,000       1,785,000
Tokyo Electron....................     14,000         429,151
Uniphase Corp.*...................     11,800         619,500
Westell Technologies Inc.*........     22,700         519,263
Yokogawa Electric Corp............    160,000       1,381,573
3Com Corp.*.......................    155,000      11,373,120
3D Labs, Inc. Ltd.*...............     18,300         420,900
                                                -------------
                                                   63,506,720
                                                -------------
OFFICE EQUIPMENT (0.8%)
Applix, Inc.*.....................     29,500         645,313
Canon, Inc........................     14,000         309,472
Compaq Computer Corp.*............     62,770       4,660,673
Oce-Van De Grinten N.V. ..........        460          49,921
Read-Rite Corp.*..................     39,800       1,004,950
Ricoh Elemex Corp. ...............      7,000          97,919
Sterling Software, Inc.*..........     67,800       2,144,175
Storage Technology Corp.*.........     30,200       1,438,275
Sun Microsystems, Inc.*...........     20,000         513,750
                                                -------------
                                                   10,864,448
                                                -------------
OFFICE EQUIPMENT SERVICES (2.8%)
Accugraph Corp. (Class A)*........     30,000          23,882
Comverse Technology, Inc.*........     54,100       2,045,656
Electronic Data Systems Corp. ....     83,700       3,620,025
First Data Corp...................    100,600       3,671,900
Fuji Soft Corp....................     12,000         366,808
Informix Corp.*...................    410,000       8,353,750
Istar Internet, Inc.*+............     38,000         127,661
Merkantildata A/S.................      2,000          36,751
Microsoft Corp.*..................     50,800       4,197,350
Misys PLC.........................     25,000         478,169
Oracle Corp.*.....................    214,550       8,957,463
Premisys Communications, Inc.* ...     13,400         452,250
SAP AG............................      1,600         218,872
Sterling Commerce, Inc.*..........    101,448       3,576,042
Structural Dynamics Research
 Corp. (Class A)*.................     27,800         556,000
                                                -------------
                                                   36,682,579
                                                -------------

                              100

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------  -----------  --------------
TELECOMMUNICATIONS (3.1%)
Act Networks, Inc.*...............     17,800    $    649,700
Architel Systems Corp.*...........     30,300         186,989
BCE Mobile Communications, Inc.* .      4,000         118,605
Cable Design Technologies*........     21,000         653,625
Cellular Communications Puerto
 Rico, Inc.*......................      3,600          71,100
Comnet Cellular, Inc.*............     21,600         602,100
DDI Corp. ........................        129         853,242
Deutsche Telekom AG (ADR)*........    272,000       5,542,000
DSC Communications Corp.*.........     71,650       1,280,744
Ericsson (L.M.) Telephone Co.
 (Series B).......................     14,700         454,849
Filtronic Comtek PLC..............    300,000       1,896,402
Forval Corp.......................      3,000         116,829
ICG Communications, Inc.*.........     83,686       1,474,966
KoreaMobileTelecommunications
 Corp. (ADR)......................    127,720       1,644,395
MFS Communications Co., Inc.* ....     72,639       3,958,825
Millicom International Cellular
 SA*..............................     13,300         427,263
NetCom Systems AB (B Shares)* ....     44,000         712,988
NetscapeCommunicationsCorp.*.....      63,700       3,622,938
Nokia Corp. (ADR).................     95,500       5,503,188
Rogers Cantel Mobile
 Communications (Class B)*........      6,000         118,970
Scientific Atlanta, Inc...........    310,500       4,657,500
Spectrum Network Systems*+........    440,000         153,883
Tadiran Telecommunications Ltd. ..     66,600       1,490,175
Telecom Italia Mobile Spa.........    125,000         316,029
Vanguard Cellular Systems, Inc.
 (Class A)*.......................    100,000       1,575,000
Vodafone Group....................    215,846         911,473
Winstar Communications, Inc.* ....     33,600         705,600
Xircom*...........................     32,500         706,875
                                                -------------
                                                   40,406,253
                                                -------------
 TOTAL TECHNOLOGY (11.6%).........                151,460,000
                                                -------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Allied Signal, Inc................    116,500       7,805,500
Austral Enterprises BHD...........     23,999          44,853
BTR PLC...........................     78,068         379,817
Cie Generale des Eaux.............      9,450       1,171,119
Crean (James) PLC-Units...........     40,000         125,451
Damskibs AS (Class B).............          5         128,672
GKN PLC...........................      5,325          91,314
Hanson PLC........................    133,335         186,159
Hutchison Whampoa.................     78,000         612,645
Indonesia Fund, Inc.*.............      4,000          39,000
International UNP Holdings* ......    143,000          29,242
International UNP
 Holdings-Warrants* ..............    125,000               0
Invesco Funding LLC*..............     12,000          53,346
Lyonnais des Eaux Dumez...........      1,000          93,071
Mitsubishi Corp...................     71,000         735,688
Mitsui & Co. .....................     39,000         316,553
Montedison Spa*...................     74,000          50,443
Pilkington PLC....................     17,397          46,641
Sime Darby BHD....................    180,000         709,167
Smiths Industries.................      5,559          76,280
Sophus Berendsen A/S 'B'..........        385          49,571
Sumitomo Corp.....................     22,000         173,439
Taiwan Fund.......................      5,000         111,250
Tomkins PLC.......................     70,000         321,977
U.S. Industries, Inc.*............     76,000       2,612,500
Williams Holdings PLC.............     10,569          62,193
                                                -------------
 TOTAL DIVERSIFIED (1.2%).........                 16,025,891
                                                -------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (64.2%)
 (Cost $748,000,811)..............                836,210,956
                                                -------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust
 8.5% Conv. ......................      7,500         502,500
                                                -------------
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. ......................      9,600         444,000
                                                -------------
RETAIL--GENERAL (0.0%)
Fielmann AG.......................      4,200         132,375
                                                -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                    1,078,875
                                                -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ......................      9,500         494,000
                                                -------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. ......................     16,500         451,688
                                                -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv.+......................     15,500         922,250
                                                -------------
 TOTAL CREDIT SENSITIVE (0.1%) ...                  1,373,938
                                                -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
MFS Communications Co., Inc.
 8.0% Conv. ......................     25,800       2,354,250
Nokia Oy Cum......................     16,775         973,550
                                                -------------
 TOTAL TECHNOLOGY (0.3%)..........                  3,327,800
                                                -------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost 4,659,785).................                  6,274,613
                                                -------------
                                   PRINCIPAL
                                     AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES
 :
BASIC MATERIALS (0.7%)
CHEMICALS
Reliance Industries Ltd.
 10.5%, 08/06/46+................. $7,950,000       8,562,548
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+............    710,000         859,100
                                               --------------
 LONG-TERM DEBT SECURITIES


                              101

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
--------------------------------  -------------  --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.7%)
Time WarnerCommunicationsCo. ...
 9.15%, 02/01/23.................   $ 8,035,000    $ 8,707,353
                                                 --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............       305,000        598,181
First Financial Management Corp.
 5.0% Conv., 12/15/99............       985,000      1,656,031
                                                 --------------
                                                     2,254,212
                                                 --------------
 TOTAL BUSINESS SERVICES (0.9%) .                   11,820,665
                                                 --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........       740,000        703,000
                                                 --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........     1,165,000      1,159,175
                                                 --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99............       450,000      1,489,500
                                                 --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............       705,000        648,600
U.S. Office Products Co.:
 5.5% Conv., 02/01/01............       965,000      1,254,500
 5.5% Conv. Sub. Note,
 05/15/03+.......................        35,000         32,550
                                                 --------------
                                                     1,935,650
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                     4,584,325
                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .....       780,000        840,450
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+..........       690,000        724,500
                                                 --------------
                                                     1,564,950
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+..........       755,000        813,513
Healthsouth Corp.
 5.0% Conv., 04/01/01............       405,000        837,844
Phycor, Inc.
 4.5% Conv., 02/01/03............       695,000        676,756
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05............       665,000        698,250
                                                 --------------
                                                     3,026,363
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                  4,591,313
                                                 --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/13/06..................   $ 8,000,000    $ 7,850,880
St. George Bank Ltd.
 7.15%, 10/15/05+................     9,525,000      9,509,951
                                                 --------------
                                                    17,360,831
                                                 --------------
FINANCIAL SERVICES (0.2%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+...........       530,000        716,163
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03..........     1,045,000      1,045,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....       505,000        674,806
Safeguard Scientifics
 6.0% Conv., 02/01/06+...........       475,000        517,750
                                                 --------------
                                                     2,953,719
                                                 --------------
FOREIGN GOVERNMENT (1.1%)
Province of Quebec
 7.5%, 07/15/23..................     5,500,000      5,472,775
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........    11,000,000      9,295,000
                                                 --------------
                                                    14,767,775
                                                 --------------
INSURANCE (0.8%)
Conseco Finance Trust II
 8.7%, 11/15/26..................     5,000,000      5,025,850
Corporacion Mapfre
 8.5% Conv., 02/27/99 ........  Peseta 4,700,000        36,230
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............   $ 5,000,000      4,819,350
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........       700,000        759,500
                                                 --------------
                                                    10,640,930
                                                 --------------
MORTGAGE RELATED (3.4%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................    10,152,376     10,149,209
Federal National Mortgage
 Association:
 6.5%, 01/01/11..................       934,876        917,932
 6.0%, 04/01/11..................    12,327,153     11,853,334
 6.5%, 08/01/11..................     8,894,098      8,732,893
 7.0%, 05/01/26..................    10,215,115      9,994,857
 7.0%, 08/01/26..................     2,456,571      2,403,603
                                                 --------------
                                                   44,051,828
                                                 --------------
UTILITY--ELECTRIC (0.4%)
California Energy Co., Inc.
 9.5%, 09/15/06..................     4,760,000     4,926,600
                                                 --------------
UTILITY--GAS (0.7%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............     8,500,000     8,637,828
                                                 --------------

                              102

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
                                  PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
------------------------------  ------------  --------------
U.S. GOVERNMENT (10.4%)
U.S. Treasury:
 7.25% Note, 02/15/98............   $24,450,000    $ 24,778,556
 6.375% Note, 05/15/99...........    53,490,000      53,958,035
 6.75%, Note 04/30/00............     4,000,000       4,076,252
 6.5% Note, 08/31/01.............     7,000,000       7,076,566
 6.25% Note, 10/31/01............    10,230,000      10,236,394
 5.75% Note, 08/15/03............    32,825,000      31,840,250
 6.5% Note, 08/15/05.............     4,015,000       4,042,603
                                                 --------------
                                                    136,008,656
                                                 --------------
 TOTAL CREDIT SENSITIVE (18.3%) .                   239,348,167
                                                 --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06............       545,000         675,800
Swift Energy Co.
 6.25% Conv., 11/15/06...........       515,000         565,213
                                                 --------------
                                                      1,241,013
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................       495,000         574,200
                                                 --------------
 TOTAL ENERGY (0.1%) ............                     1,815,213
                                                 --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................     1,330,000       2,058,175
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......     1,530,000       2,708,100
 7.0% Conv. Sub. Euro, 03/15/06 .       100,000         177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........       705,000         912,975
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........       310,000         452,988
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........       570,000       1,251,150
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+.........       920,000         901,600
Sanmina Corporation
 5.5% Conv., 08/15/02+...........     1,030,000       2,153,988
SCI Systems, Inc.
 5.0%, Conv., 05/01/06...........     1,085,000       1,239,613
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................       505,000         552,975
3Com Corp.
 10.25% Conv., 11/01/01+.........       865,000       1,909,488
                                                 --------------
                                                     14,318,052
                                                 --------------

TELECOMMUNICATIONS (0.2%)
Bay Networks, Inc.
 5.25%, 05/15/03+................   $   375,000    $    338,438
BBN Corp.
 6.0% Conv., 04/01/12............     1,235,000       1,197,950
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....     1,175,000       1,217,594
                                                 --------------
                                                      2,753,982
                                                 --------------
 TOTAL TECHNOLOGY (1.3%) ........                    17,072,034
                                                 --------------
DIVERSIFIED
MISCELLANEOUS (0.1%)
Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98 .        14,000          12,075
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 ......       845,000       1,675,213
                                                 --------------
 TOTAL DIVERSIFIED (0.1%)  ......                     1,687,288
                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (22.3%)
 (Amortized Cost $282,739,720) ..                   290,184,553
                                                 --------------

SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............    25,000,000      25,009,103
Sanwa Bank Ltd.
 5.495%, due 01/22/97............     2,000,000       1,999,802
                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT (2.1%)                 27,008,905
                                                 --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............    31,000,000      30,737,895
 5.37%, due 03/27/97.............       700,000         691,290
Associates Corp. of North
 America
 5.75%, due 01/02/97.............       400,000         399,936
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............     5,000,000       4,927,263
Enterprise Funding Corp.
 5.45%, due 03/03/97.............     5,034,000       4,989,048
Koch Industries
 6.9%, due 01/02/97..............    18,300,000      18,296,493
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............     2,900,000       2,899,453
Old Line Funding Corp.
 5.5%, due 02/27/97..............    15,200,000      15,067,632
Suntrust Banks, Inc.:
 5.3%, due 03/03/97..............    13,000,000      12,883,473
 5.35%, due 03/31/97.............    10,000,000       9,869,219
                                                 --------------
 TOTAL COMMERCIAL PAPER (7.7%)                      100,761,702
                                                 --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............     6,100,000       6,100,000

                              103

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
                                    PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
------------------------------     ------------  --------------
Harris Trust & Savings
 6.5%, due 01/02/97..............   $ 4,400,000   $    4,400,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97..............     1,500,000        1,500,000
Toronto Dominion Bank
 6.25%, due 01/02/97.............    18,400,000       18,400,000
                                                 --------------
 TOTAL TIME DEPOSITS (2.3%) .....                     30,400,000
                                                 --------------
TOTAL SHORT-TERM DEBT SECURITIES (12.1%)
 (Amortized Cost $158,157,826) ..                    158,170,607
                                                 --------------
TOTAL INVESTMENTS (99.1%)
 (Cost/Amortized Cost $1,193,558,142)              1,290,840,729
OTHER ASSETS
 LESS LIABILITIES (0.9%).........                     11,274,254
                                                 --------------
NET ASSETS (100.0%)..............                 $1,302,114,983
                                                 ==============
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Canada...................     0.6%
Japan....................     5.9
Latin America............     0.3
New Zealand & Australia .     1.3
Scandinavia..............     1.3
Southeast Asia...........     1.0
United Kingdom...........     2.8
United States**..........    81.3
Other European
 Countries...............     5.5
                          -------
                            100.0%
                          =======
------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 12.3%.
+      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $63,744,015 or 4.9% of net assets.
(a)    Coupon will increase periodically based upon a predetermined schedule.
       Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.


                              104

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund,
Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment
Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among thirteen Portfolios (the "Portfolios"): Money Market,
Intermediate Government Securities, Quality Bond, High Yield, Growth and
Income, Equity Index, Common Stock, Global, International, Aggressive Stock,
Conservative Investors, Balanced and Growth Investors. Effective October 2,
1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares has been redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan
(the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.
Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life
Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life
Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable
Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable.

   The investment objectives of each Portfolio are as follows:

   Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The
Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities.
The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

   Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United
States companies as well as United States issuers.

                              105

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities.
Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available;
however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.


                              106

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


    Except for the Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio.
Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. At December 31, 1996, the value of securities loaned and collateral received were as follows:

                                       VALUE OF       VALUE OF
                                      SECURITIES     COLLATERAL
PORTFOLIO                               LOANED        RECEIVED*
----------------------------------  -------------  -------------
Intermediate Government
 Securities........................  $ 17,601,878   $ 18,301,550
Quality Bond ......................    27,315,488     28,167,188
Growth and Income .................     1,943,750      2,000,000
Equity Index ......................     1,288,680      1,356,953
Common Stock ......................   102,898,955    105,377,860
Global ............................    69,205,867     72,320,750
International .....................    12,267,188     12,820,136
Aggressive Stock ..................   195,608,196    200,344,604
Conservative Investors ............    23,376,066     24,170,813
Balanced ..........................   133,571,671    138,838,707
Growth Investors ..................    88,709,978     90,833,147

------------

*      Including U.S. Government securities valued at $919,250, $743,460 and
       $1,827,086 for the Global, International and Growth Investors
       Portfolios, respectively.

   Chase invests the cash collateral and retains a portion of the interest earned. During the year ended December 31, 1996, the Intermediate Government
Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common
Stock, Global, International, Aggressive Stock, Conservative Investors,
Balanced and Growth Investors Portfolios received $37,318, $27,425, $8,919,
$3,183, $1,082, $78,441, $210,691, $33,846, $405,162, $97,871, $306,462 and
$274,815, respectively, of security loan fees, net of rebates paid. Such net fees are included in interest income in the accompanying Statements of Operations.


                              107

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional Shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Money Market and Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.


                              108

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1996, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment
Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:


                                         QUALITY                    EQUITY
                                          BOND       HIGH YIELD      INDEX      COMMON STOCK      GLOBAL
                                        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                      -----------  ------------  -----------  --------------  ------------
Paid-in capital......................   $     --     $      --     $  (7,525)   $  (988,124)    $ (220,445)
Undistributed (overdistributed) net
 investment income...................     42,229       449,873      (284,528)    (8,723,430)     1,186,161
Accumulated net realized gain
 (loss)..............................    (42,229)     (449,873)      292,053      9,711,554       (965,716)

                                                         AGGRESSIVE    CONSERVATIVE                  GROWTH
                                        INTERNATIONAL      STOCK        INVESTORS      BALANCED     INVESTORS
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                      ---------------  ------------  --------------  -----------  -----------
Paid-in capital......................     $      --       $    --        $    --       $     --     $      --
Undistributed (overdistributed) net
 investment income ..................       352,064         3,794         (8,654)       (35,347)      842,896
Accumulated net realized gain
 (loss)..............................      (352,064)       (3,794)         8,654         35,347      (842,896)


2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. The investment advisory fees are as follows:

                                                                           AVERAGE DAILY NET ASSETS
                                                            ----------------------------------------------------
                                                                  FIRST              NEXT              OVER
                                                               $350 MILLION      $400 MILLION      $750 MILLION
                                                            ----------------  ----------------  ----------------
Common Stock, Money Market and Balanced Portfolios ........        .40%              .375%             .35%
Aggressive Stock and Intermediate Government Securities  ..
 Portfolios................................................        .50%              .475%             .45%
High Yield, Global, Conservative Investors and Growth
 Investors Portfolios......................................        .55%              .525%             .50%
                                                                  FIRST              NEXT              OVER
                                                               $500 MILLION      $500 MILLION       $1 BILLION
                                                            ----------------  ----------------  ----------------
Quality Bond and Growth and Income Portfolios .............        .55%              .525%             .50%
                                                                  FIRST              NEXT              OVER
                                                               $750 MILLION      $750 MILLION      $1.5 BILLION
                                                            ----------------  ----------------  ----------------
Equity Index Portfolio.....................................        .35%               .30%             .25%
                                                                  FIRST              NEXT              OVER
                                                               $500 MILLION       $1 BILLION       $1.5 BILLION
                                                            ----------------  ----------------  ----------------
International Portfolio....................................        .90%               .85%             .80%

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


 3. Distribution Plan

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Under the Plan, the Trust pays a distribution fee to Equitable Distributors, Inc. ("Distributor"), an indirect, wholly-owned subsidiary of the Equitable, at an annual rate of up to 0.50% of each Portfolio's average daily net assets attributable to Class IB shares. The Trustees currently limit payments at an annual rate equal to 0.25% of average daily net assets attributable to its Class IB shares. In accordance with the Plan, payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures incurred by the Distributor. The Plan provides that the Distributor will use such payments for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios for the year ended December 31, 1996 were as follows:

                                            INTER-
                                            MEDIATE                                         GROWTH
                                          GOVERNMENT       QUALITY                           AND
                                          SECURITIES         BOND         HIGH YIELD        INCOME
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        -------------  --------------  --------------  --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities ...........................  $         --    $253,934,635    $781,128,281    $248,681,019
U.S. Government securities ............   250,043,480     417,690,775              --              --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................            --     274,718,651     720,651,732     129,315,154
U.S. Government securities.............   227,916,328     400,265,960              --              --

                                             EQUITY          COMMON
                                             INDEX           STOCK           GLOBAL       INTERNATIONAL
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                        --------------  --------------  --------------  ---------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................   $206,816,773   $3,642,874,019   $657,898,998    $145,560,889
U.S. Government securities.............             --               --             --              --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................     43,594,778    3,133,001,586    441,217,164      38,206,577
U.S. Government securities.............             --               --             --              --

                                           AGGRESSIVE     CONSERVATIVE                       GROWTH
                                             STOCK         INVESTORS        BALANCED       INVESTORS
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        --------------  --------------  --------------  --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................  $3,743,831,253   $185,088,283   $1,502,532,357  $1,459,573,841
U.S. Government securities.............              --    288,281,378    1,071,280,407     608,182,035
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................   3,319,337,126    135,333,021    1,618,684,625   1,138,232,981
U.S. Government securities.............              --    313,973,715    1,026,954,569     711,943,608

   No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


    Transactions in options written for the year ended December 31, 1996 are summarized as follows:

                                                              COMMON STOCK
                                                               PORTFOLIO
                                                     ----------------------------
                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                     -----------  ---------------
Options outstanding--January 1, 1996................     72,400     $  31,689,532
Options written.....................................    745,200       310,976,384
Options terminated in closing purchase
 transactions.......................................   (350,625)     (151,830,550)
Options expired.....................................    (31,650)      (12,066,500)
Options exercised ..................................   (274,125)     (110,161,066)
                                                     -----------  ---------------
Options outstanding--December 31, 1996 .............    161,200     $  68,607,800
                                                     ===========  ===============

   The Portfolios (except for the Money Market, Intermediate Government Securities and Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1996, the Quality Bond, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                         CONTRACT      COST ON        U.S.$        UNREALIZED
                                          AMOUNT     ORIGINATION     CURRENT      APPRECIATION/
QUALITY BOND PORTFOLIO:                  (000'S)        DATE          VALUE      (DEPRECIATION)
-------------------------------------  ----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Swedish Krona, expiring 01/22/97 .....    59,511     $ 8,802,011   $ 8,764,492      $(37,519)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, expiring
 01/28/97.............................    17,266      13,541,486    13,632,563       (91,077)
Swedish Krona, expiring 01/22/97 .....     9,003       9,279,351     9,003,162       276,189
                                                                                ---------------
                                                                                    $147,593
                                                                                ===============

                                                    CONTRACT       COST ON        U.S.$        UNREALIZED
                                                     AMOUNT      ORIGINATION     CURRENT      APPRECIATION/
GLOBAL PORTFOLIO:                                    (000'S)        DATE          VALUE      (DEPRECIATION)
------------------------------------------------  -----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, expiring 01/02/97-01/03/97  .....         171    $   109,716   $   110,421     $      705
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97................      20,000     13,740,113    13,368,627        371,486
Japanese Yen, expiring 03/12/97..................   2,055,000     19,731,483    18,738,032        993,451
Netherland Guilders, expiring 01/21/97-04/28/97        55,662     33,596,109    32,897,910        698,199
                                                                                            ---------------
                                                                                               $2,063,841
                                                                                            ===============

                                                   CONTRACT      COST ON        U.S.$        UNREALIZED
                                                    AMOUNT     ORIGINATION     CURRENT      APPRECIATION/
INTERNATIONAL PORTFOLIO:                           (000'S)        DATE          VALUE      (DEPRECIATION)
-----------------------------------------------  ----------  -------------  ------------  ---------------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....     2,600     $1,739,380     $1,714,504      $ 24,876
Japanese Yen, expiring 03/12/97.................   404,800      3,886,767      3,691,074       195,693
Netherland Guilders, expiring
 01/21/97-04/28/97..............................     7,970      4,675,150      4,642,843        32,307
                                                                                          ---------------
                                                                                              $252,876
                                                                                          ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


                                              CONTRACT      COST ON       U.S.$      UNREALIZED
                                               AMOUNT     ORIGINATION    CURRENT    APPRECIATION/
CONSERVATIVE INVESTORS PORTFOLIO:             (000'S)        DATE         VALUE    (DEPRECIATION)
------------------------------------------  ----------  -------------  ---------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring
 01/03/97-01/07/97.........................      36         $35,639      $35,740        $101
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/03/97 ......     174          22,522       22,529          (7)
Malaysian Ringgit, expiring 01/02/97 ......      13           4,946        4,951          (5)
                                                                                  ---------------
                                                                                        $ 89
                                                                                  ===============

                                                 CONTRACT      COST ON       U.S.$       UNREALIZED
                                                  AMOUNT     ORIGINATION    CURRENT     APPRECIATION/
BALANCED PORTFOLIO:                              (000'S)        DATE         VALUE     (DEPRECIATION)
---------------------------------------------  ----------  -------------  ----------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 01/07/97.............      146       $250,112      $250,127        $ 15
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/30/97 .........    1,420        183,435       183,485         (50)
Malaysian Ringgit, expiring
 01/02/97-01/06/97............................       71         28,001        28,024         (23)
                                                                                      ---------------
                                                                                            $(58)
                                                                                      ===============

                                                   CONTRACT      COST ON        U.S.$       UNREALIZED
                                                    AMOUNT     ORIGINATION     CURRENT     APPRECIATION/
GROWTH INVESTORS PORTFOLIO:                        (000'S)        DATE          VALUE     (DEPRECIATION)
-----------------------------------------------  ----------  -------------  -----------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 01/06/97.................    20,600     $  177,939    $  177,908      $    (31)
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....     7,600      5,049,513     4,994,213        55,300
French Francs, expiring 01/03/97................       600        115,196       115,418          (222)
Japanese Yen, expiring 03/12/97.................   716,700      6,881,535     6,535,060       346,475
Netherland Guilders, expiring
 01/21/97-04/28/97..............................    12,488      7,444,730     7,334,434       110,296
                                                                                         ---------------
                                                                                             $511,818
                                                                                         ===============

   As of December 31, 1996, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                           INTER-
                                                          MEDIATE                                         GROWTH
                                            MONEY        GOVERNMENT       QUALITY                          AND
                                           MARKET        SECURITIES        BOND         HIGH YIELD        INCOME
                                          PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                       --------------  -------------  --------------  --------------  -------------
Aggregate gross unrealized
 appreciation  .......................  $    161,362    $   901,616    $  2,230,258    $  8,181,913    $ 29,363,104
Aggregate gross unrealized
 depreciation  .......................        (3,841)      (280,447)        (69,964)     (3,017,609)     (1,811,069)
                                       --------------  -------------  --------------  --------------  -------------
Net unrealized appreciation ..........  $    157,521    $   621,169    $  2,160,294    $  5,164,304    $ 27,552,035
                                       ==============  =============  ==============  ==============  =============
Federal income tax cost of
 investments .........................  $450,833,231    $92,000,197    $151,122,493    $192,384,980    $204,211,023
                                       ==============  =============  ==============  ==============  =============











                                               EQUITY          COMMON
                                               INDEX           STOCK           GLOBAL       INTERNATIONAL
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          --------------  --------------  --------------  ---------------
Aggregate gross unrealized appreciation .   $ 66,168,971   $1,832,534,355   $187,742,897    $ 13,964,200
Aggregate gross unrealized depreciation       (3,933,846)    (210,788,064)   (56,564,269)     (9,944,597)
                                          --------------  --------------  --------------  ---------------
Net unrealized appreciation .............   $ 62,235,125   $1,621,746,291   $131,178,628    $  4,019,603
                                          ==============  ==============  ==============  ===============
Federal income tax cost of investments ..   $320,809,131   $5,047,205,980   $860,653,361    $145,299,176
                                          ==============  ==============  ==============  ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


                                             AGGRESSIVE     CONSERVATIVE                       GROWTH
                                               STOCK         INVESTORS        BALANCED        INVESTORS
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          --------------  --------------  --------------  ---------------
Aggregate gross unrealized appreciation .  $  586,112,647   $ 14,217,803   $  148,244,711  $  136,653,070
Aggregate gross unrealized depreciation       (97,924,279)    (4,914,681)     (34,205,650)    (42,072,029)
                                          --------------  --------------  --------------  ---------------
Net unrealized appreciation .............  $  488,188,368   $  9,303,122   $  114,039,061  $   94,581,041
                                          ==============  ==============  ==============  ===============
Federal income tax cost of investments ..  $3,402,294,383   $266,337,374   $1,513,082,539  $1,196,259,689
                                          ==============  ==============  ==============  ===============

   During the year ended December 31, 1996, the Quality Bond, High Yield and Growth and Income Portfolios utilized available capital loss carryforwards of $395,138, $1,100,531 and $474,588, respectively.

   The Intermediate Government Securities Portfolio had net capital loss carryforwards of $9,831,366 (of which $9,349,227 expires in the year 2002 and $482,139 expires in the year 2004) and the Quality Bond Portfolio had net capital loss carryforwards of $4,993,809 which expires in the year 2002. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Capital Share Transactions

   At December 31, 1996, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:


                                                              INTERMEDIATE
                               MONEY MARKET              GOVERNMENT SECURITIES
                                PORTFOLIO                      PORTFOLIO
                     ------------------------------  ----------------------------
                                YEAR ENDED                     YEAR ENDED
                               DECEMBER 31,                   DECEMBER 31,
                           1996            1995           1996           1995
                     --------------  --------------  -------------  -------------
Class IA
Shares sold.........    49,765,857      38,608,910      3,938,806      3,178,905
Shares issued in
 reinvestment of
 dividends and
 distributions .....     1,878,824       1,793,866        496,768        391,277
                     --------------  --------------  -------------  -------------
Total shares
 issued.............    51,644,681      40,402,776      4,435,574      3,570,182
Shares redeemed.....   (44,125,860)    (34,441,594)    (2,495,957)    (1,464,671)
                     --------------  --------------  -------------  -------------
Net increase
 (decrease).........     7,518,821       5,961,182      1,939,617      2,105,511
                     ==============  ==============  =============  =============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                              QUALITY BOND                   HIGH YIELD
                               PORTFOLIO                     PORTFOLIO
                     ----------------------------  ----------------------------
                               YEAR ENDED                    YEAR ENDED
                              DECEMBER 31,                  DECEMBER 31,
                          1996           1995           1996           1995
                     -------------  -------------  -------------  -------------
Class IA
Shares sold.........    2,872,392      2,039,780      7,067,122      4,920,577
Shares issued in
 reinvestment of
 dividends and
 distributions .....    1,135,383        941,017      2,737,878      1,087,864
                     -------------  -------------  -------------  -------------
Total shares
 issued.............    4,007,775      2,980,797      9,805,000      6,008,441
Shares redeemed.....   (4,048,559)    (1,231,693)    (2,158,843)    (2,047,031)
                     -------------  -------------  -------------  -------------
Net increase
 (decrease).........      (40,784)     1,749,104      7,646,157      3,961,410
                     =============  =============  =============  =============


                                       GROWTH AND
                                         INCOME                    EQUITY INDEX                   COMMON STOCK
                                        PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                               -------------------------  ----------------------------  ------------------------------
                                       YEAR ENDED                   YEAR ENDED                     YEAR ENDED
                                      DECEMBER 31,                 DECEMBER 31,                   DECEMBER 31,
                                    1996         1995          1996           1995            1996            1995
                               ------------  -----------  -------------  -------------  --------------  --------------
Class IA
Shares sold...................    9,026,248    5,330,789    16,152,780     12,811,615      43,446,898      32,314,046
Shares issued in reinvestment
 of dividends and
 distributions ...............    1,157,520      173,344     1,372,168        243,074      39,581,929      20,247,043
                               ------------  -----------  -------------  -------------  --------------  --------------
Total shares issued...........   10,183,768    5,504,133    17,524,948     13,054,689      83,028,827      52,561,089
Shares redeemed ..............     (730,115)    (375,025)   (4,670,841)    (4,148,263)    (15,634,826)    (15,886,663)
                               ------------  -----------  -------------  -------------  --------------  --------------
Net increase .................    9,453,653    5,129,108    12,854,107      8,906,426      67,394,001      36,674,426
                               ============  ===========  =============  =============  ==============  ==============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


                                          GLOBAL                   INTERNATIONAL              AGGRESSIVE STOCK
                                        PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                               ---------------------------  --------------------------- ---------------------------
                                                                             APRIL 3,
                                        YEAR ENDED           YEAR ENDED       1995*              YEAR ENDED
                                       DECEMBER 31,         DECEMBER 31,        TO              DECEMBER 31,
                                                                           DECEMBER 31,
                                    1996          1995          1996           1995          1996          1995
                               ------------- -------------  ------------- ------------- -------------  -------------
Class IA
Shares sold...................   15,536,853    15,621,046    12,450,977     2,781,575      28,813,436    24,290,758
Shares issued in reinvestment
 of dividends and
 distributions ...............    3,493,773     1,875,847       409,789        46,457      18,391,950     8,689,767
                               ------------- -------------  ------------- ------------- -------------  -------------
Total shares issued...........   19,030,626    17,496,893    12,860,766     2,828,032      47,205,386    32,980,525
Shares redeemed...............   (3,682,913)   (4,317,611)   (2,284,561)     (190,166)    (15,090,379)  (17,101,621)
                               ------------- -------------  ------------- ------------- -------------  -------------
Net increase .................   15,347,713    13,179,282    10,576,205     2,637,866      32,115,007    15,878,904
                               ============= =============  ============= ============= =============  =============

                                       CONSERVATIVE                                                  GROWTH
                                        INVESTORS                     BALANCED                     INVESTORS
                                        PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                               --------------------------  ----------------------------  ----------------------------
                                        YEAR ENDED                   YEAR ENDED                    YEAR ENDED
                                       DECEMBER 31,                 DECEMBER 31,                  DECEMBER 31,
                                    1996          1995          1996           1995           1996           1995
                               -------------  -----------  -------------  -------------  -------------  -------------
Class IA
Shares sold...................    4,420,391     4,574,632     3,826,284      3,451,513     17,024,570     16,117,087
Shares issued in reinvestment
 of dividends and
 distributions ...............    1,758,154     1,178,017    11,161,085      5,393,327      9,635,249      2,104,190
                               -------------  -----------  -------------  -------------  -------------  -------------
Total shares issued...........    6,178,545     5,752,649    14,987,369      8,844,840     26,659,819     18,221,277
Shares redeemed...............   (3,042,720)     (983,364)   (7,431,615)    (7,393,399)    (1,643,924)    (1,144,340)
                               -------------  -----------  -------------  -------------  -------------  -------------
Net increase..................    3,135,825     4,769,285     7,555,754      1,451,441     25,015,895     17,076,937
                               =============  ===========  =============  =============  =============  =============

                                                                 MONEY MARKET        HIGH YIELD        COMMON STOCK
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              -----------------  -----------------  -----------------
                                                               OCTOBER 2, 1996*   OCTOBER 2, 1996*   OCTOBER 2, 1996*
                                                                      TO                 TO                 TO
                                                               DECEMBER 31, 1996  DECEMBER 31, 1996  DECEMBER 31, 1996
                                                              -----------------  -----------------  -----------------
Class IB
Shares sold .................................................       353,450            64,659             64,063
Shares issued in reinvestment of dividends and distributions          3,389             3,757              4,203
                                                              -----------------  -----------------  -----------------
Total shares issued .........................................       356,839            68,416             68,266
Shares redeemed..............................................       (43,566)               --                 --
                                                              -----------------  -----------------  -----------------
Net increase ................................................       313,273            68,416             68,266
                                                              =================  =================  =================

                                                                    GLOBAL        AGGRESSIVE STOCK   GROWTH INVESTORS
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              -----------------  -----------------  -----------------
                                                               OCTOBER 2, 1996*   OCTOBER 2, 1996*   OCTOBER 2, 1996*
                                                                      TO                 TO                 TO
                                                               DECEMBER 31, 1996  DECEMBER 31, 1996  DECEMBER 31, 1996
                                                              -----------------  -----------------  -----------------
Class IB
Shares sold .................................................       16,657             16,059             26,902
Shares issued in reinvestment of dividends and distributions           486              1,035                571
                                                              -----------------  -----------------  -----------------
Total shares issued .........................................       17,143             17,094             27,473
Shares redeemed .............................................           --                 --                 (5)
                                                              -----------------  -----------------  -----------------
Net increase ................................................       17,143             17,094             27,468
                                                              =================  =================  =================

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1996


6. Transactions with Affiliated Companies

   An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1996 are summarized as follows:

                               MARKET VALUE                                 MARKET VALUE                   REALIZED
                               DECEMBER 31,     PURCHASES      SALES AT     DECEMBER 31,    DIVIDEND         GAIN
                                   1995          AT COST         COST           1996         INCOME         (LOSS)
                             --------------  -------------  ------------- --------------  ------------ --------------
COMMON STOCK PORTFOLIO:
CBL & Associates Properties,
 Inc.  ......................  $ 23,864,100   $         --   $    389,999   $ 27,872,550   $1,826,496    $     71,285
Ceridian Corp.  .............            --    147,330,475             --    148,432,500           --              --
Chris Craft Industries, Inc.
 (Class B)  .................    52,926,452             --        699,730     49,849,843           --       2,150,539
Essex Property Trust, Inc.
 (a)  .......................     7,026,250             --      1,419,599      8,583,375      439,632         230,986
Regency Realty Corp.  .......    13,260,075             --      2,791,249     16,372,125    1,194,671         344,155
                             --------------  -------------  ------------- --------------  ------------ --------------
                               $ 97,076,877                                 $251,110,393   $3,460,799    $  2,796,965
                             ==============  =============  ============= ==============  ============ ==============
AGGRESSIVE STOCK PORTFOLIO:
Aames Financial Corp.  ......  $         --   $ 42,877,524   $         --   $ 39,907,350   $       --    $         --
AK Steel Holding Corp.  .....            --     51,253,111             --     52,554,637      143,860              --
Diamond Shamrock, Inc. (b)  .    10,981,350    113,128,651    123,878,953             --    1,074,864         791,010
DT Industries, Inc.  ........            --     20,039,150             --     20,366,500           --              --
Evergreen Media Corp. (Class
 A)  ........................            --     70,859,044             --     62,782,500           --              --
Harman International
 Industries, Inc.  ..........            --     76,411,622             --     83,281,750       62,520              --
Healthwise of America, Inc.
 (c)  .......................    36,899,265             --     21,053,272             --           --              --
Nine West Group, Inc.  ......    87,810,000     60,430,963     16,605,324    144,356,100           --       9,981,987
Office Max, Inc.  ...........    62,813,337     33,646,805     99,154,141             --           --     (11,304,560)
Playboy Enterprises, Inc.
 (Class B) ..................     7,798,800             --      7,372,638             --           --       2,788,044
Polymer Group, Inc.  ........            --     46,201,327             --     35,167,575           --              --
Riscorp, Inc. (Class A)  ....            --     30,178,057     30,178,058             --           --     (20,701,356)
Rowan Cos., Inc. (a)  .......    40,817,325      8,147,199      7,648,972     85,646,937           --      14,436,064
Suburban Lodges of America  .            --     17,834,953             --     15,078,400           --              --
Sun Healthcare Group, Inc.  .    34,501,950             --     60,385,693             --           --     (29,805,407)
Telephone & Data Systems,
 Inc.  ......................   117,753,450      2,325,847      5,708,538    104,508,750    1,153,200         598,524
Ultramar Diamond Shamrock
 Corp. (b)  .................            --    126,586,516             --    132,338,671           --              --
United Healthcare (c)  ......            --     21,053,272     21,053,272             --           --      13,682,853
USA Waste Services, Inc. (a)     47,349,825     61,436,395     25,853,037    109,073,062      977,490      10,711,824
Xtra Corp.  .................    50,417,750      8,070,269             --     59,701,350           --              --
                             --------------  -------------  ------------- --------------  ------------ --------------
                               $497,143,052                                 $944,763,582   $3,411,934    $ (8,821,017)
                             ==============  =============  ============= ==============  ============ ==============
GLOBAL PORTFOLIO:
Nelvana Ltd. (a)  ...........  $  1,889,495   $         --   $     59,767   $  2,159,942   $       --    $     60,876
                             ==============  =============  ============= ==============  ============ ==============

------------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1996, although ownership was above 5% for a period of time during the year.
(b)    Exchanged for Ultramar Diamond Shamrock Corp.
(c)    Exchanged for United Healthcare.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1996

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

MONEY MARKET PORTFOLIO:

                                                                       CLASS IA                              CLASS IB
                                             ----------------------------------------------------------  --------------
                                                                                                            OCTOBER 2,
                                                               YEAR ENDED DECEMBER 31,                       1996 TO
                                             ----------------------------------------------------------    DECEMBER 31,
                                                 1996        1995        1994       1993*        1992          1996
                                             ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, beginning of period (a) ...   $  10.16    $  10.14    $  10.12    $  10.11    $  10.13       $10.16
                                             ----------  ----------  ----------  ----------  ----------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................       0.54        0.57        0.41        0.30        0.37         0.11
 Net realized and unrealized gain (loss) on
  investments...............................      (0.01)         --          --          --       (0.01)        0.01
                                             ----------  ----------  ----------  ----------  ----------  --------------
 Total from investment operations...........       0.53        0.57        0.41        0.30        0.36         0.12
                                             ----------  ----------  ----------  ----------  ----------  --------------
 LESS DIVIDENDS:
 Dividends from net investment income ......      (0.52)      (0.55)      (0.39)      (0.29)      (0.38)       (0.02)
 Dividends in excess of net investment
  income....................................         --          --          --          --          --        (0.10)
                                             ----------  ----------  ----------  ----------  ----------  --------------
 Total dividends............................      (0.52)      (0.55)      (0.39)      (0.29)      (0.38)       (0.12)
                                             ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period .............   $  10.17    $  10.16    $  10.14    $  10.12    $  10.11       $10.16
                                             ==========  ==========  ==========  ==========  ==========  ==============
Total return (d)............................       5.33%       5.74%       4.02%       3.00%       3.57%        1.29%
                                             ==========  ==========  ==========  ==========  ==========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $463,422    $386,691    $325,391    $248,460    $268,584          $3,184
Ratio of expenses to average net assets ....       0.43%       0.44%       0.42%       0.42%       0.43%        0.67%(b)
Ratio of net investment income to average
 net assets.................................       5.17%       5.53%       4.01%       2.91%       3.63%        4.94%(b)

INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                     CLASS IA
                                             -------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                                1996       1995       1994       1993*        1992
                                             ---------  ---------  ---------  ----------  ----------
Net asset value, beginning of period (a) ...   $  9.47    $  8.87    $ 10.08    $  10.53    $  10.73
                                             ---------  ---------  ---------  ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.54       0.58       0.65        0.59        0.60
 Net realized and unrealized gain (loss) on
  investments...............................     (0.19)      0.57      (1.08)       0.51       (0.02)
                                             ---------  ---------  ---------  ----------  ----------
 Total from investment operations ..........      0.35       1.15      (0.43)       1.10        0.58
                                             ---------  ---------  ---------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.53)     (0.55)     (0.78)      (0.68)      (0.60)
 Distributions from realized gains..........        --         --         --       (0.87)      (0.18)
                                             ---------  ---------  ---------  ----------  ----------
 Total dividends and distributions  ........     (0.53)     (0.55)     (0.78)      (1.55)      (0.78)
                                             ---------  ---------  ---------  ----------  ----------
Net asset value, end of period..............   $  9.29    $  9.47    $  8.87    $  10.08    $  10.53
                                             =========  =========  =========  ==========  ==========
Total return (d)............................      3.78%     13.33%     (4.37)%     10.58%       5.53%
                                             =========  =========  =========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $88,384    $71,780    $48,518    $158,511    $293,587
Ratio of expenses to average net assets ....      0.56%      0.57%      0.56%       0.53%       0.52%
Ratio of net investment income to average
 net assets.................................      5.73%      6.15%      6.75%       5.43%       5.63%
Portfolio turnover rate.....................       318%       255%       133%        254%        316%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996


QUALITY BOND PORTFOLIO:

                                                                                      CLASS IA
                                                               -----------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,         OCTOBER 1, 1993
                                                               ----------------------------------    TO DECEMBER 31,
                                                                   1996        1995        1994           1993
                                                               ----------  ----------  ----------  -----------------
Net asset value, beginning of period (a)......................      $9.61    $   8.72    $   9.82       $  10.00
                                                               ----------  ----------  ----------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................................       0.57        0.57        0.66           0.11
 Net realized and unrealized gain (loss) on investments and
 foreign  currency transactions...............................      (0.07)       0.88       (1.16)         (0.16)
                                                               ----------  ----------  ----------  -----------------
 Total from investment operations.............................       0.50        1.45       (0.50)         (0.05)
                                                               ----------  ----------  ----------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........................      (0.60)      (0.56)      (0.55)         (0.12)
 Dividends in excess of net investment income.................      (0.02)         --          --             --
 Distributions in excess of realized gains....................         --          --          --          (0.01)
 Tax return of capital distributions..........................         --          --       (0.05)            --
                                                               ----------  ----------  ----------  -----------------
 Total dividends and distributions............................      (0.62)      (0.56)      (0.60)         (0.13)
                                                               ----------  ----------  ----------  -----------------
Net asset value, end of period ...............................      $9.49    $   9.61    $   8.72       $   9.82
                                                               ==========  ==========  ==========  =================
Total return (d)..............................................       5.36%      17.02%      (5.10)%        (0.51)%
                                                               ==========  ==========  ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............................   $155,023    $157,443    $127,575           $104,832
Ratio of expenses to average net assets.......................       0.59%       0.59%       0.59%          0.69%(b)
Ratio of net investment income to average net assets..........       6.06%       6.13%       7.17%          4.62%(b)
Portfolio turnover rate.......................................        431%        411%        222%            77%

HIGH YIELD PORTFOLIO:

                                                                     CLASS IA                             CLASS IB
                                             -------------------------------------------------------  --------------
                                                                                                         OCTOBER 2,
                                                              YEAR ENDED DECEMBER 31,                     1996 TO
                                             -------------------------------------------------------    DECEMBER 31,
                                                 1996        1995       1994       1993*      1992          1996
                                             ----------  ----------  ---------  ---------  ---------  --------------
Net asset value, beginning of period (a) ...   $   9.64    $   8.91      $10.08   $  9.15    $  8.96       $10.25
                                             ----------  ----------  ---------  ---------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................       1.02        0.98        0.89      0.94       0.89         0.19
 Net realized and unrealized gain (loss) on
  investments...............................       1.07        0.73       (1.17)     1.10       0.19         0.15
                                             ----------  ----------  ---------  ---------  ---------  --------------
 Total from investment operations...........       2.09        1.71       (0.28)     2.04       1.08         0.34
                                             ----------  ----------  ---------  ---------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......      (0.98)      (0.94)      (0.88)    (0.92)     (0.89)       (0.03)
 Dividends in excess of net investment
  income....................................      (0.03)      (0.04)      (0.01)       --         --        (0.25)
 Distributions from realized gains..........      (0.70)         --          --     (0.19)        --        (0.01)
 Distributions in excess of realized gains .         --          --          --        --         --        (0.29)
                                             ----------  ----------  ---------  ---------  ---------  --------------
 Total dividends and distributions..........      (1.71)      (0.98)      (0.89)    (1.11)     (0.89)       (0.58)
                                             ----------  ----------  ---------  ---------  ---------  --------------
Net asset value, end of period .............   $  10.02    $   9.64       $8.91   $ 10.08    $  9.15       $10.01
                                             ==========  ==========  =========  =========  =========  ==============
Total return (d)............................      22.89%      19.92%      (2.79)%   23.15%     12.31%        3.32%
                                             ==========  ==========  =========  =========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $199,360    $118,129    $73,895     $67,169   $47,687           $  685
Ratio of expenses to average net assets ....       0.59%       0.60%       0.61%     0.63%      0.60%        0.82%(b)
Ratio of net investment income to average
 net assets.................................       9.93%      10.34%       9.23%     9.52%      9.58%        8.71%(b)
Portfolio turnover rate.....................        485%        350%        248%      280%       177%         485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996


GROWTH AND INCOME PORTFOLIO:

                                                                               CLASS IA
                                                         ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,        OCTOBER 1, 1993
                                                         --------------------------------           TO
                                                             1996       1995       1994     DECEMBER 31, 1993
                                                         ----------  ---------  ---------  -----------------
Net asset value, beginning of period (a) ...............   $  11.70    $  9.70    $  9.95        $10.00
                                                         ----------  ---------  ---------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................       0.24       0.33       0.31          0.03
 Net realized and unrealized gain (loss) on investments        2.05       1.97      (0.36)        (0.06)
                                                         ----------  ---------  ---------  -----------------
 Total from investment operations ......................       2.29       2.30      (0.05)        (0.03)
                                                         ----------  ---------  ---------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................      (0.23)     (0.30)     (0.20)        (0.02)
 Dividends in excess of net investment income  .........         --         --         --         (0.00)
 Distributions from realized gains......................      (0.75)        --         --            --
 Tax return of capital distributions ...................         --         --         --         (0.00)
                                                         ----------  ---------  ---------  -----------------
 Total dividends and distributions .....................      (0.98)     (0.30)     (0.20)        (0.02)
                                                         ----------  ---------  ---------  -----------------
Net asset value, end of period .........................   $  13.01    $ 11.70    $  9.70        $ 9.95
                                                         ==========  =========  =========  =================
Total return (d) .......................................      20.09%     24.07%     (0.58)%       (0.25)%
                                                         ==========  =========  =========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $232,080     $98,053   $31,522            $1,456
Ratio of expenses to average net assets.................       0.58%      0.60%      0.78%         2.70%(b)
Ratio of net investment income to average net asset  ...       1.94%      3.11%      3.13%         1.12%(b)
Portfolio turnover rate ................................         88%        65%        52%           48%
Average commission rate paid (f)........................   $0.0604         --         --               --




EQUITY INDEX PORTFOLIO:



                                                                          CLASS IA
                                                         -----------------------------------------
                                                         YEAR ENDED DECEMBER 31,    MARCH 1, 1994
                                                         ----------------------       TO
                                                             1996        1995     DECEMBER 31, 1994
                                                         ----------  ----------  -----------------
Net asset value, beginning of period (a) ...............    $13.13      $ 9.87         $10.00
                                                         ----------  ----------  -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................      0.27        0.26           0.20
  Net realized and unrealized gain (loss) on investments      2.65        3.32          (0.09)
                                                         ----------  ----------  -----------------
  Total from investment operations......................      2.92        3.58           0.11
                                                         ----------  ----------  -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .................     (0.25)      (0.22)         (0.20)
  Distributions from realized gains ....................     (0.64)      (0.09)         (0.03)
  Distributions in excess of realized gains ............        --       (0.01)         (0.01)
                                                         ----------  ----------  -----------------
  Total dividends and distributions ....................     (0.89)      (0.32)         (0.24)
                                                         ----------  ----------  -----------------
Net asset value, end of period .........................    $15.16      $13.13         $ 9.87
                                                         ==========  ==========  =================
Total return (d) .......................................     22.39%      36.48%          1.08%
                                                         ==========  ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................   $386,249    $165,785         $36,748
Ratio of expenses to average net assets ................      0.39%       0.48%          0.49%(b)
Ratio of net investment income to average net assets  ..      1.91%       2.16%          2.42%(b)
Portfolio turnover rate ................................        15%          9%             7%
Average commission rate paid (f)........................    $0.0306         --             --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

COMMON STOCK PORTFOLIO:

                                                                 CLASS IA                                   CLASS IB
                                  --------------------------------------------------------------------  --------------
                                                                                                           OCTOBER 2,
                                                         YEAR ENDED DECEMBER 31,                            1996 TO
                                  --------------------------------------------------------------------    DECEMBER 31,
                                       1996          1995          1994         1993*          1992           1996
                                  ------------  ------------  ------------  ------------  ------------  --------------
Net asset value, beginning of
 period (a)......................       $16.48    $    13.36    $    14.65    $    13.49    $    14.18      $17.90
                                  ------------  ------------  ------------  ------------  ------------  --------------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income  .........        0.15          0.20          0.20          0.23          0.24        0.02
  Net realized and unrealized
   gain (loss) on
   investments and foreign
   currency
   transactions..................         3.73          4.12         (0.51)         3.10          0.20        1.52
                                  ------------  ------------  ------------  ------------  ------------  --------------
  Total from investment
   operations....................         3.88          4.32         (0.31)         3.33          0.44        1.54
                                  ------------  ------------  ------------  ------------  ------------  --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income........................        (0.15)        (0.20)        (0.19)        (0.23)        (0.24)      (0.00 )
  Dividends in excess of net
   investment
   income........................           --         (0.02)        (0.01)        (0.00)           --       (0.03 )
  Distributions from realized
   gains.........................        (1.76)        (0.95)        (0.77)        (1.94)        (0.89)      (0.16 )
  Distributions in excess of
   realized gains ...............        (0.22)        (0.03)           --            --            --       (1.03 )
  Tax return of capital
   distributions ................           --            --         (0.01)           --            --          --
                                  ------------  ------------  ------------  ------------  ------------  --------------
  Total dividends and
   distributions.................        (2.13)        (1.20)        (0.98)        (2.17)        (1.13)      (1.22 )
                                  ------------  ------------  ------------  ------------  ------------  --------------
Net asset value, end of period ..       $18.23    $    16.48    $    13.36    $    14.65    $    13.49      $18.22
                                  ============  ============  ============  ============  ============  ==============
Total return (d).................        24.28%        32.45%        (2.14)%       24.84%         3.22%       8.49 %
                                  ============  ============  ============  ============  ============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) ........................  $6,625,390    $4,879,677    $3,466,245    $3,125,128    $2,307,292      $1,244
Ratio of expenses to average net
  assets .........................        0.38%         0.38%         0.38%         0.38%         0.38%       0.63 %(b)
Ratio of net investment income to
  average net assets .............        0.85%         1.27%         1.40%         1.55%         1.73%       0.61 %(b)
Portfolio turnover rate .........           55%           61%           52%           82%           71%         55 %
Average commission rate paid (f)       $0.0565            --            --            --            --         $0.0565

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996


GLOBAL PORTFOLIO:

                                                                 CLASS IA                              CLASS IB
                                       -----------------------------------------------------------  --------------
                                                                                                      OCTOBER 2,
                                                         YEAR ENDED DECEMBER 31,                       1996 TO
                                       -----------------------------------------------------------   DECEMBER 31,
                                           1996         1995        1994        1993*       1992         1996
                                       ------------  ----------  ----------  ----------  ---------  --------------
Net asset value, beginning of period
 (a) .................................      $15.74    $  13.87    $  13.62    $  11.41    $ 11.64       $ 16.57
                                       ------------  ----------  ----------  ----------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............        0.21        0.26        0.20        0.08       0.14          0.02
 Net realized and unrealized gain
 (loss)  on investments and foreign
 currency  transactions ..............        2.05        2.32        0.52        3.58      (0.20)         0.81
                                       ------------  ----------  ----------  ----------  ---------  --------------
 Total from investment operations ....        2.26        2.58        0.72        3.66      (0.06)         0.83
                                       ------------  ----------  ----------  ----------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
 income ..............................       (0.21)      (0.25)      (0.17)      (0.15)     (0.11)           --
 Dividends in excess of net
 investment  income ..................       (0.08)         --          --          --         --         (0.11)
 Distributions from realized gains  ..       (0.79)      (0.42)      (0.28)      (1.30)     (0.06)        (0.10)
 Distributions in excess of realized
 gains ...............................          --       (0.03)      (0.00)      (0.00)        --         (0.28)
 Tax return of capital distributions         (0.00)      (0.01)      (0.02)         --         --         (0.00)
                                       ------------  ----------  ----------  ----------  ---------  --------------
 Total dividends and distributions  ..       (1.08)      (0.71)      (0.47)      (1.45)     (0.17)        (0.49)
                                       ------------  ----------  ----------  ----------  ---------  --------------
Net asset value, end of period .......      $16.92    $  15.74    $  13.87    $  13.62    $ 11.41       $ 16.91
                                       ============  ==========  ==========  ==========  =========  ==============
Total return (d)  ....................       14.60%      18.81%       5.23%      32.09%     (0.50)%        4.98%
                                       ============  ==========  ==========  ==========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...    $997,041     $686,140    $421,698    $141,257     $49,171        $   290
Ratio of expenses to average net
 assets  .............................        0.60%       0.61%       0.69%       0.84%      0.70%         0.86%(b)
Ratio of net investment income to
 average net assets  .................        1.28%       1.76%       1.41%       0.62%      1.20%         0.48%(b)
Portfolio turnover rate  .............          59%         67%         71%        150%       216%           59%
Average commission rate paid (f) .....     $0.0418          --          --          --         --       $0.0418

INTERNATIONAL PORTFOLIO:

                                                                      CLASS IA
                                                       ------------------------------------
                                                                             APRIL 3, 1995
                                                           YEAR ENDED             TO
                                                        DECEMBER 31, 1996  DECEMBER 31, 1995
                                                       -----------------  -----------------
Net asset value, beginning of period (a) .............       $10.87             $10.00
                                                       -----------------  -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............................         0.13               0.14
  Net realized and unrealized gain on investments ....         0.94               0.98
                                                       -----------------  -----------------
  Total from investment operations....................         1.07               1.12
                                                       -----------------  -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ...............        (0.10)             (0.07)
  Dividends in excess of net investment income .......        (0.09)             (0.13)
  Distributions from realized gains ..................        (0.25)             (0.05)
                                                       -----------------  -----------------
  Total dividends and distributions ..................        (0.44)             (0.25)
                                                       -----------------  -----------------
Net asset value, end of period .......................       $11.50             $10.87
                                                       =================  =================
Total return (d) .....................................         9.82%             11.29%
                                                       =================  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................        $151,907            $28,684
Ratio of expenses to average net assets ..............         1.06%              1.03%(b)
Ratio of net investment income to average net assets           1.10%              1.71%(b)
Portfolio turnover rate ..............................           48%                56%
Average commission rate paid (f) .....................        $0.0251               --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996


AGGRESSIVE STOCK PORTFOLIO:

                                                                CLASS IA                                 CLASS IB
                                  ------------------------------------------------------------------- --------------
                                                                                                        OCTOBER 2,
                                                        YEAR ENDED DECEMBER 31,                          1996 TO
                                  -------------------------------------------------------------------  DECEMBER 31,
                                      1996          1995          1994         1993*         1992          1996
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, beginning of
 period (a)......................      $35.68    $    30.63      $31.89     $    29.81    $    33.82   $      37.28
                                  ------------ ------------  ------------  ------------ ------------  --------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ..........        0.09          0.10          0.04         0.09          0.17          (0.01)
 Net realized and unrealized gain
  (loss) on investments .........        7.52          9.54         (1.26)        4.91         (1.25)          0.85
                                  ------------ ------------  ------------  ------------ ------------  --------------
 Total from investment operations        7.61          9.64         (1.22)        5.00         (1.08)          0.84
                                  ------------ ------------  ------------  ------------ ------------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ........................       (0.09)        (0.10)        (0.04)       (0.09)        (0.18)            --
 Dividends in excess of net
  investment income..............       (0.00)           --            --           --            --          (0.02)
 Distributions from realized
 gains ..........................       (7.33)        (4.49)           --        (2.75)        (2.75)         (0.23)
 Distributions in excess of
 realized  gains ................       (0.02)           --            --        (0.07)           --          (2.04)
 Tax return of capital
 distributions...................          --            --         (0.00)       (0.01)           --             --
                                  ------------ ------------  ------------  ------------ ------------  --------------
 Total dividends and
 distributions...................       (7.44)        (4.59)        (0.04)       (2.92)        (2.93)         (2.29)
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, end of period ..      $35.85    $    35.68    $    30.63   $    31.89    $    29.81   $      35.83
                                  ============ ============  ============  ============ ============  ==============
Total return (d).................       22.20%        31.63%        (3.81)%      16.77%        (3.16)%         2.32%
                                  ============ ============  ============  ============ ============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's).........................  $3,865,256    $2,700,515    $1,832,164   $1,557,332    $1,210,576   $        613
Ratio of expenses to average net
 assets .........................        0.48%         0.49%         0.49%        0.49%         0.50%          0.73%(b)
Ratio of net investment income
 (loss) to average net assets ...        0.24%         0.28%         0.12%        0.28%         0.57%         (0.10)%(b)
Portfolio turnover rate .........         108%          127%           92%          89%           68%           108%
Average commission rate paid (f)      $0.0263            --            --           --            --        $0.0263

CONSERVATIVE INVESTORS PORTFOLIO:

                                                                         CLASS IA
                                               ----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995        1994       1993*       1992
                                               -----------  ----------  ----------  ----------  ---------
Net asset value, beginning of period (a)  ....     $11.52     $  10.15    $  11.12    $  10.94    $ 11.29
                                               -----------  ----------  ----------  ----------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.50         0.60        0.55        0.52       0.64
 Net realized and unrealized gain (loss) on
  investments.................................       0.07         1.43       (1.00)       0.65      (0.01)
                                               -----------  ----------  ----------  ----------  ---------
 Total from investment operations.............       0.57         2.03       (0.45)       1.17       0.63
                                               -----------  ----------  ----------  ----------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......      (0.51)       (0.59)      (0.52)      (0.50)     (0.62)
 Dividends in excess of net investment
  income......................................         --           --          --       (0.00)        --
 Distributions from realized gains ...........      (0.27)       (0.07)         --       (0.49)     (0.36)
 Distributions in excess of realized gains ...      (0.02)          --          --          --         --
                                               -----------  ----------  ----------  ----------  ---------
 Total dividends and distributions............      (0.80)       (0.66)      (0.52)      (0.99)     (0.98)
                                               -----------  ----------  ----------  ----------  ---------
Net asset value, end of period................     $11.29     $  11.52    $  10.15    $  11.12    $ 10.94
                                               ===========  ==========  ==========  ==========  =========
Total return (d) .............................       5.21%       20.40%      (4.10)%     10.76%      5.64 %
                                               ===========  ==========  ==========  ==========  =========









RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............   $282,402     $252,101    $173,691    $114,418    $70,675
Ratio of expenses to average net assets  .....       0.61%        0.59%       0.59%       0.60%      0.61%
Ratio of net investment income to average net
 assets ......................................       4.48%        5.48%       5.22%       4.49%      5.77%
Portfolio turnover rate ......................        181%         287%        228%        178%       136%
Average commission rate paid (f) .............    $0.0488           --          --          --         --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996


BALANCED PORTFOLIO:

                                                                              CLASS IA
                                               --------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                    1996          1995          1994         1993*          1992
                                               ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period (a) .....      $16.76        $14.87        $16.67        $16.19        $18.48
                                               ------------  ------------  ------------  ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................        0.53          0.54          0.45          0.50          0.56
 Net realized and unrealized gain (loss) on
  investments.................................        1.31          2.36         (1.78)         1.46         (1.11 )
                                               ------------  ------------  ------------  ------------  ------------
 Total from investment operations.............        1.84          2.90         (1.33)         1.96         (0.55 )
                                               ------------  ------------  ------------  ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       (0.53)        (0.54)        (0.44)        (0.50 )       (0.55 )
 Dividends in excess of net investment
  income......................................          --            --         (0.03)           --            --
 Distributions from realized gains............       (1.40)        (0.47)           --         (0.95 )       (1.19 )
 Distributions in excess of realized gains ...       (0.03)           --            --         (0.03 )          --
 Tax return of capital distributions .........          --            --         (0.00)            --            --
                                               ------------  ------------  ------------  ------------  ------------
 Total dividends and distributions............       (1.96)        (1.01)        (0.47)        (1.48 )       (1.74 )
                                               ------------  ------------  ------------  ------------  ------------
Net asset value, end of period ...............      $16.64        $16.76        $14.87        $16.67        $16.19
                                               ============  ============  ============  ============  ============
Total return (d)..............................       11.68%        19.75%        (8.02)%       12.28 %       (2.85 )%
                                               ============  ============  ============  ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............  $1,637,856    $1,523,142    $1,329,820    $1,364,640    $1,076,670
Ratio of expenses to average net assets ......        0.41%         0.40%         0.39%         0.39 %        0.40 %
Ratio of net investment income to average net
 assets.......................................        3.15%         3.33%         2.87%         2.99 %        3.30 %
Portfolio turnover rate.......................         177%          186%          115%           99 %          91 %
Average commission rate paid (f) .............     $0.0516            --            --            --            --

GROWTH INVESTORS PORTFOLIO:

                                                                    CLASS IA                               CLASS IB
                                         ------------------------------------------------------------  --------------
                                                                                                          OCTOBER 2,
                                                            YEAR ENDED DECEMBER 31,                         1996 TO
                                         ------------------------------------------------------------    DECEMBER 31,
                                              1996         1995        1994       1993*        1992          1996
                                         ------------  ----------  ----------  ----------  ----------  --------------
Net asset value, beginning of period
 (a)....................................      $17.68     $  14.66    $  15.61    $  14.69    $  15.17     $ 16.78
                                         ------------  ----------  ----------  ----------  ----------  --------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................        0.40         0.57        0.50        0.43        0.44        0.07
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions  ..............        1.66         3.24       (0.98)       1.79        0.28        0.71
                                         ------------  ----------  ----------  ----------  ----------  --------------
  Total from investment operations .....        2.06         3.81       (0.48)       2.22        0.72        0.78
                                         ------------  ----------  ----------  ----------  ----------  --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .       (0.40 )      (0.54)      (0.46)      (0.42)      (0.41)      (0.02 )
  Dividends in excess of net investment
   income  .............................       (0.03 )      (0.01)      (0.01)         --          --       (0.09 )
  Distributions from realized gains ....       (2.10 )      (0.24)         --       (0.88)      (0.79)      (0.02 )
  Distributions in excess of realized
   gains ...............................       (0.01 )         --          --          --          --       (0.24 )
                                         ------------  ----------  ----------  ----------  ----------  --------------
  Total dividends and distributions ....       (2.54 )      (0.79)      (0.47)      (1.30)      (1.20)      (0.37 )
                                         ------------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period .........      $17.20     $  17.68    $  14.66    $  15.61    $  14.69     $ 17.19
                                         ============  ==========  ==========  ==========  ==========  ==============
Total return (d)........................       12.61 %      26.37%      (3.15)%     15.26%       4.85%       4.64 %
                                         ============  ==========  ==========  ==========  ==========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......  $1,301,643     $896,134    $492,478    $278,467    $148,650     $   472
Ratio of expenses to average net
  assets................................        0.57 %       0.56%       0.59%       0.62%       0.60%       0.84 %(b)
Ratio of net investment income to
  average net assets....................        2.31 %       3.43%       3.32%       2.71%       3.00%       1.69 %(b)
Portfolio turnover rate ................         190 %        107%        131%        118%        129%        190 %
Average commission rate paid (f)  ......     $0.0495           --          --          --          --       $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1996

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Class IA:
       Common Stock Portfolio--June 16, 1975
       Money Market Portfolio--July 13, 1981
       Balanced Portfolio--January 27, 1986
       Aggressive Stock Portfolio--January 27, 1986
       High Yield Portfolio--January 2, 1987
       Global Portfolio--August 27, 1987
       Conservative Investors Portfolio--October 2, 1989
       Growth Investors Portfolio--October 2, 1989
       Intermediate Government Securities Portfolio--April 1, 1991
       Quality Bond Portfolio--October 1, 1993
       Growth and Income Portfolio--October 1, 1993
       Equity Index Portfolio--March 1, 1994
       International Portfolio--April 3, 1995
       Class IB:
       Money Market, High Yield, Common Stock, Global, Aggressive Stock and Growth Investors Portfolios--October 2, 1996.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Hudson River Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, Intermediate Government Securities Portfolio, Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Equity Index Portfolio, Common Stock Portfolio, Global Portfolio, International Portfolio, Aggressive Stock Portfolio, Conservative Investors Portfolio, Balanced Portfolio and Growth Investors Portfolio (constituting The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended December 31, 1992 were audited by other independent accountants whose report dated February 10, 1993 expressed an unqualified opinion on those financial statements.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1997

                                  APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:
  o  liquidity ratios are adequate to meet cash requirements;
  o  long-term senior debt is rated "A" or better;
  o  the issuer has access to at least two additional channels of borrowing;
  o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
  o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
  o  the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
  o  evaluation of the management of the issuer;
  o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
  o evaluation of the issuer's products in relation to competition and customer acceptance;
  o  liquidity;
  o  amount and quality of long-term debt;
  o  trend of earnings over a period of ten years;
  o financial strength of parent company and the relationships which exist with the issuer; and
  o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                            THE HUDSON RIVER TRUST

           1345 Avenue of the Americas -- New York, New York 10105

                     STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 1997

This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust (Trust) Prospectus dated May 1, 1997 relating to Class IB shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IB shares. A separate Statement of Additional Information relates to the Trust's Class IA shares.

A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.

                              TABLE OF CONTENTS


                                                                            PAGE
                                                                         -------
General Information and History.........................................      2
Investment Restrictions of the Portfolios...............................      4
Description of Certain Securities in Which the Portfolios May Invest ...      7
Management of the Trust.................................................     21
Investment Advisory and Other Services..................................     26
Brokerage Allocation....................................................     28
Trust Expenses and Other Charges........................................     30
Purchase and Pricing of Securities......................................     30
Certain Tax Considerations..............................................     32
Portfolio Performance...................................................     33
Other Services..........................................................     35
Financial Statements ...................................................     38
Appendix A--Description of Commercial Paper Ratings.....................    A-1


------------------------------------------------------------------------------
HRT-SAI (5/97)     Copyright 1997. The Hudson River Trust. All rights reserved.
                                                             Catalog No.126491

GENERAL INFORMATION AND HISTORY
THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to a separate Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset pursuant to this Statement of Additional Information and a related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Class IB shares are sold only to an insurance company separate account of The Equitable Life Assurance Society of the United States ("Equitable"). Currently, the Trust's shareholders of Class IA shares are a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1997, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding class IB shares and, as a result, may be deemed to control the Trust.

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters"). The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987. The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Portfolio is expected to receive its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1997, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of any class of the outstanding shares of a Portfolio.

                                     QUALITY BOND               GLOBAL
                                      PORTFOLIO                PORTFOLIO
                              ------------------------ -----------------------
                                  UNITS        % OF        UNITS       % OF
                                  OWNED      PORTFOLIO     OWNED     PORTFOLIO
                              ------------ ----------- ----------- -----------
Boatmen's Trust Co.*..........  11,475,054     64.8
Equitable Realty Assets
 Corp.........................                           3,674,844      5.9

    [FN]
------------
 * Boatmen's Trust Co., Trustee under Master Trust Agreement for SBC Communications, Inc. Deferred Compensation Plans and other Executive Benefit Plans.


                                   CLASS IB




                     MONEY MARKET            GLOBAL            COMMON STOCK
                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                -------------------- -------------------- ---------------------
                  UNITS      % OF      UNITS      % OF       UNITS      % OF
                  OWNED    PORTFOLIO   OWNED    PORTFOLIO    OWNED    PORTFOLIO
                -------- ----------- -------- ----------- --------- -----------
PAINE WEBBER ...  74,962      9.1      44,923     11.8      102,446     10.2
KEWPIE DUNCAN ..  49,644      6.0
JAMES AND JANET
 VANDERVELD.....                       20,973      5.5
RAYMOND JAMES
 AND
 ASSOCIATES.....                       20,732      5.4       52,613      5.2
WALTER CERSKI ..


                          (TABLE RESTUBED FROM ABOVE)


                        GROWTH
                      INVESTORS         AGGRESSIVE STOCK           HIGH YIELD
                      PORTFOLIO            PORTFOLIO               PORTFOLIO
                -------------------- --------------------    --------------------
                  UNITS      % OF      UNITS      % OF      UNITS         % OF
                  OWNED    PORTFOLIO   OWNED    PORTFOLIO   OWNED       PORTFOLIO
                -------- ----------- -------- -----------    -------- -----------
PAINE WEBBER ...  35,907      8.5      24,603      8.1         61,490     13.1
KEWPIE DUNCAN ..
JAMES AND JANET
 VANDERVELD.....                                               24,887      5.3
RAYMOND JAMES
 AND
 ASSOCIATES.....                       16,121      5.7
WALTER CERSKI ..                                               39,664      8.4



The principal addresses of Boatmen's Trust Co., Equitable Realty Asset Corp., Paine Webber, Kewpie Duncan, James and Janet Vanderveld, Raymond James and Associates and Walter Cerski are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, 1200 Harbor Boulevard, Union City, New Jersey, P.O. Box 122, Aspermont, Texas, 1042 Willow Creek Road, Prescott, Arizona, 880 Carillon Parkway, St. Petersburg, Florida, and 15165 Chamisal Drive, Chesterfield, Missouri, respectively.


Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust (including both Class IA and Class IB shares) may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.

In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

   o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

   o issue senior securities;

   o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;


   o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

   o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.


Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.

Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company
Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.


These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;


   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;


   o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the

     Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or


   o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:


   o acquire securities of investment companies not registered under the Investment Company Act.


ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:


   o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o purchase oil and gas interests;

   o purchase or write puts or calls (options); or

   o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.


The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:


   o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B-by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B-by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B-or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.

DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST REPURCHASE AGREEMENTS


All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during the Portfolio's holding period.

Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."


If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

WARRANTS


All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.


FOREIGN SECURITIES


Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. currency shall not exceed 25% of the Portfolio's total assets.


No percentage limitation applies to investments in foreign securities by the Global Portfolio or the International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.

The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.

MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.


In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.


CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.

ASSET-BACKED SECURITIES


The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.


Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.

SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.

COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium-to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.

EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.

HIGH YIELD DEBT SECURITIES


The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance investment adviser. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.


Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.


In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on Alliance's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.

TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS


To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES


Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.


A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.


Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.


SECURITIES INDEX OPTIONS


The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid securities having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."


A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.

OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

FUTURES TRANSACTIONS


All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

OPTIONS ON FUTURES CONTRACTS


Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.


Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES


The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.


Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell (transaction hedging). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.


In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counter parties that, in the opinion of Alliance do not present undue credit risk.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly, a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If, in the event of an adverse movement, the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.

MANAGEMENT OF THE TRUST


As of March 31, 1997, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.


THE TRUSTEES


 NAME, ADDRESS AND AGE                 PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----------------------                 --------------------------------------------
*John D. Carifa (52)................... President, Chief Operating Officer and a Director of ACMC;
 Alliance Capital Management L.P.       Chairman and Chief Executive Officer of Alliance's Mutual Fund
 1345 Avenue of the Americas            Division. Currently a Director and Trustee of all other
 New York, NY 10105                     registered investment companies (the "Alliance Mutual Funds")
                                        sponsored by Alliance, and Director of Frontier Trust Company, a
                                        subsidiary of Equitable.

 Richard W. Couper (74)................ President Emeritus of the Woodrow Wilson National Fellowship
 The Burke Library                      Foundation and President Emeritus of the New York Public
 Hamilton College                       Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 Brenton W. Harries (69)............... Director of Enhance Reinsurance Co. since December 1986. Mr.
 14 Point Road                          Harries was also President and Chief Executive Officer, Global
 Wilton Point,                          Electronic Markets Company from August 1985 to October 1986.
 South Norwalk, CT 06854

 Howard E. Hassler (Chairman)(67) ..... Currently a consultant specializing in retailing, finance and
 200 East 57th Street                   real estate. Former Chairman and Chief Executive Officer of
 Penthouse D                            Brooks Fashion Stores, Inc. (specialty clothing stores); Former
 New York, NY 10022                     Chairman, President and Chief Operating Officer of Allied Stores
                                        Corporation (department and specialty stores), 1987; Executive
                                        Vice President and Director, Allied Stores Corporation from June
                                        1984 to June 1987.

 William L. Mannion (66)............... Retired. Former Group Senior Vice President of Operations of
 45 Bonnie Way                          American Ultramar Limited until December, 1986; President and
 Allendale, NJ 07401                    Chief Executive Officer of Tittston Petroleum, Inc., from
                                        January 1978 to July 1985; Director of the East Jersey Railroad
                                        and the Bayonne Terminal Warehouse from July 1978 to May 1983.

 Alton G. Marshall (75)................ Senior Fellow, Nelson A. Rockefeller Institute of Government
 136 E. 79th Street                     since January 1991. President of Alton G. Marshall Associates,
 New York, NY 10021                     Inc., New York, New York, a real estate investment corporation, since 1981; Director of EQK Partners, Atlanta, Georgia, since
                                        1984; Director, New York State Electric & Gas Corp., since 1971;
                                        Director and Chairman of the Executive Committee of Lincoln
                                        Savings Bank since January 1991, and Chairman and Chief
                                        Executive Officer of such bank from March 1984 through December
                                        1990.

                               21

NAME, ADDRESS AND AGE                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
----------------------                 --------------------------------------------
 Clifford L. Michel (57)............... Partner of the law firm of Cahill Gordon & Reindel since January
 St. Bernard's Road                     1972. President, Chief Executive Officer and Director of Wenonah
 Gladstone, NJ 07934                    Development Company (investment holding company) since 1976.
                                        Director since 1987 and Member of the Human Resources,
                                        Environmental and Safety, and Executive Committees since 1987 of
                                        Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of
                                        Trustees of St. Mark's School from 1988 to 1993. Chairman of the
                                        Board of Trustees of Morristown Memorial Hospital (and Memorial
                                        Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic
                                        Hospital since 1996.

*Peter D. Noris (41)................... Executive Vice President (since May 1995) and Chief Investment
 The Equitable Life Assurance           Officer of Equitable (since July 1995); Executive Vice
 Society of the United States           President, The Equitable Companies Incorporated ("Equitable
 787 Seventh Avenue                     Companies")(since May 1995); Director of Alliance Capital
 New York, NY 10019                     Management Corporation ("ACMC"), the general partner of
                                        Alliance, since July 1995. Prior thereto, Vice President of
                                        Salomon Brothers Inc., from 1992 to 1995. Principal of Morgan
                                        Stanley & Co. Inc., from 1984 to 1992.

 Donald J. Robinson (62)............... Senior Partner of the law firm of Orrick, Herrington & Sutcliffe
 599 Lexington Avenue                   from July 1987 to December 1994; Member of the Executive
 New York, NY 10022                     Committee of the firm from January to December 1994; Senior
                                        Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995.


*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his position as a director and officer and director of ACMC and Alliance. Mr. Noris is deemed an "interested person" of the Trust by virtue of his position as an officer of Equitable and a director of ACMC.


Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Marshall is an independent general partner (but not an "interested person") of Equitable Capital Partners, L.P. and Equitable Capital Partners (Retirement Fund), L.P., both of which are business development companies registered under the Investment Company Act. Trustee Michel is a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc.


COMMITTEES OF THE BOARD


The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Harries, Hassler, Marshall, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.

The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.


The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.


                          TRUSTEE COMPENSATION TABLE


                                                                                TOTAL
                                         PENSION OR                       COMPENSATION FROM
                        AGGREGATE        RETIREMENT                       THE ALLIANCE FUND
                       COMPENSATION   BENEFITS ACCRUED  ESTIMATED ANNUAL      COMPLEX,
                         FROM THE     AS PART OF TRUST   BENEFITS UPON      INCLUDING THE
TRUSTEE                   TRUST           EXPENSES         RETIREMENT          TRUST(1)
------------------------------------------------------------------------------------------
John D. Carifa           $   -0-            $-0-              $-0-            $    -0-
------------------------------------------------------------------------------------------
Richard W. Couper        $59,000(2)         $-0-              $-0-            $ 85,000
------------------------------------------------------------------------------------------
Brenton W. Harries       $59,000            $-0-              $-0-            $ 86,000
------------------------------------------------------------------------------------------
Howard E. Hassler        $85,000            $-0-              $-0-            $ 86,750
------------------------------------------------------------------------------------------
William L. Mannion       $66,000(2)         $-0-              $-0-            $ 66,000
------------------------------------------------------------------------------------------
Alton G. Marshall        $61,000            $-0-              $-0-            $134,500
------------------------------------------------------------------------------------------
Clifford L. Michel(3)    $20,068            $-0-              $-0-            $146,068
------------------------------------------------------------------------------------------
Peter D. Noris           $   -0-            $-0-              $-0-            $    -0-
------------------------------------------------------------------------------------------
Donald J. Robinson       $63,000(2)         $-0-              $-0-            $137,250
------------------------------------------------------------------------------------------

------------
(1)   As of December 31, 1996, there were 110 investment companies in the Alliance Fund Complex.

(2)   Completely deferred.

(3)   Appointed as Trustee on October 16, 1996.



COMPENSATION OF TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.

During the year ended December 31, 1996 the Trust paid total retainer and meeting fees of $413,068 (including deferrals of $188,000).

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five-to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:


 NAME AND AGE                   POSITION WITH TRUST                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
 ------------                   -------------------                -------------------------------------------
Mark D. Gersten (46)            Treasurer and Chief Financial      Senior Vice President, Alliance Fund
                                 Officer                           Services, Inc. ("AFS"), with which he has
                                                                   been associated since prior to 1991.

Thomas R. Manley (45)           Controller and Chief               Vice President, ACMC (May 1996 to present);
                                 Accounting Officer                Assistant Vice President, ACMC (July 1993 to
                                                                   May 1996); Assistant Vice President,
                                                                   Equitable Capital Management Corporation
                                                                   ("ECMC")(March 1991 to July 1993).

Bruce Calvert (50)              Vice President                     Vice Chairman and Chief Investment Officer
                                                                   of ACMC, with which he has been associated
                                                                   since prior to 1991.

Kathleen A. Corbet (37)         Vice President                     Senior Vice President, ACMC (July 1993 to
                                                                   present); Executive Vice President, ECMC
                                                                   (June 1992 to July 1993); Senior Vice
                                                                   President, ECMC (May 1991 to June 1992);
                                                                   Managing Director, ECMC (September 1988 to
                                                                   May 1991).

Nelson R. Jantzen (52)          Vice President                     Senior Vice President, ACMC (July 1993 to
                                                                   present); Executive Vice President, ECMC
                                                                   (June 1992 to July 1993); Senior Vice
                                                                   President, ECMC (February 1990 to June
                                                                   1992); Managing Director, ECMC (January 1987
                                                                   to February 1990).

Wayne D. Lyski (55)             Vice President                     Executive Vice President, ACMC, with which
                                                                   he has been associated since prior to 1991.

                               24

 NAME AND AGE                   POSITION WITH TRUST                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
 ------------                   -------------------                -------------------------------------------

Michael S. Martin (50)          Vice President                     Senior Vice President, Equitable (June 1985
                                                                   to present); Chairman, EQF (May 1992 to
                                                                   present); Chief Executive Officer, EQF
                                                                   (January 1994 to present); formerly, Vice
                                                                   President, Equitable Variable (May 1996 to
                                                                   December 1996); Chairman and Chief Executive
                                                                   Officer, EquiSource of New York (January
                                                                   1992 to October 1994) and Frontier (April
                                                                   1992 to October 1994); Vice President and
                                                                   Treasurer, Equitable Distributors, Inc.
                                                                   (August 1993 to February 1995). Director of
                                                                   several Equitable-affiliated companies.

Samuel B. Shlesinger (49)       Vice President                     Senior Vice President, Equitable (November
                                                                   1986 to present); Senior Vice President,
                                                                   Equitable Variable (February 1988 to
                                                                   December 1996); President and Chief
                                                                   Executive Officer, Equitable of Colorado
                                                                   (October 1985 to present).

Alden M. Stewart (51)           Vice President                     Executive Vice President, ACMC (July 1993 to
                                                                   present); ECMC since prior to 1991.

Edmund P. Bergan, Jr. (46)      Secretary                          Senior Vice President and General Counsel,
                                                                   AFD, with which he has been associated since
                                                                   prior to 1991.

INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION

Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of more than 1,400 employees operating out of domestic offices and the overseas offices of subsidiaries in London, England; Tokyo, Japan; Vancouver and Toronto, Canada; Melbourne, Australia; and Dusseldorf, Germany. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.


Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance are located at 1345 Avenue of the Americas, New York, New York 10105.


Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated (The Equitable Companies), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group of insurance and related financial services companies. AXA is the eleventh largest insurance group in the world based on worldwide revenues in 1994 and the second largest French insurance group based on worldwide gross premiums in 1994. AXA is also engaged in asset management, investment banking, securities trading and financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.

ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:


                                                            DAILY AVERAGE NET ASSETS
                                  --------------------------------------------------------------------------
                                       FIRST            NEXT           NEXT           NEXT
                                    $750 MILLION    $750 MILLION    $1 BILLION    $2.5 BILLION    THEREAFTER
                                  --------------  --------------  ------------  --------------  ------------
 Alliance Conservative Investors        .475%           .425%          .375%          .350%          .325%
 Alliance Balanced ..............       .450%           .400%          .350%          .325%          .300%
 Alliance Growth Investors  .....       .550%           .500%          .450%          .425%          .400%
 Alliance Common Stock ..........       .475%           .425%          .375%          .355%          .345%
 Alliance Global ................       .675%           .600%          .550%          .530%          .520%
 Alliance Aggressive Stock  .....       .625%           .575%          .525%          .500%          .475%
 Alliance Small Cap Growth ......       .900%           .850%          .825%          .800%          .775%
 Alliance Money Market ..........       .350%           .325%          .300%          .280%          .270%
 Alliance Intermediate
  Government Securities .........       .500%           .475%          .450%          .430%          .420%
 Alliance High Yield ............       .600%           .575%          .550%          .530%          .520%
 Alliance Growth and Income  ....       .550%           .525%          .500%          .480%          .470%
 Alliance Quality Bond ..........       .525%           .500%          .475%          .455%          .445%
 Alliance Equity Index ..........       .325%           .300%          .275%          .255%          .245%
 Alliance International .........       .900%           .825%          .800%          .780%          .770%



------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.

In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance. In 1994, the Trust paid advisory fees of $31,614,475 to Alliance.


SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.

Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio. Alliance furnishes to the Trust, at least once every three months, a schedule of the investments and other assets held in each Portfolio and a statement of all purchases and sales for each Portfolio made during the period since the last preceding report. Alliance prepares the financial statements for the Trust's Prospectuses, SAIs and annual and semi-annual reports to shareholders and furnishes such other investment accounting services as the Trust may from time to time reasonably request.

At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.

BROKERAGE ALLOCATION

SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.


Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1994 the Trust paid an aggregate of $15,624,978 in brokerage commissions of which $3,918,833 was paid to brokers relating to transactions aggregating $1,594,352,806 which were directed to them in part for research services provided by them. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them.


BROKERAGE TRANSACTIONS WITH AFFILIATES


To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the years ended December 31, 1994 and December 31, 1995, the Trust paid no brokerage commissions to DLJ, and during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, in accordance with the procedures described above.

TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of the its operating expenses not specifically assumed by Alliance. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable do not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.


The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.


PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

   o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

   o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

   o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

   o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

   o Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   o Short-term debt securities held by the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

   o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.

CERTAIN TAX CONSIDERATIONS

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.


Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios. However, if foreign securities comprise more than 50% of the year-end value of any Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a Federal tax deduction or credit for foreign taxes, as appropriate. As of December 31, 1996 only the Alliance Global Portfolio qualified to pass through foreign tax paid to its shareholders.


To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. A Portfolio must also derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of stock or securities held for less than three months. Other investments subject to this three-month limit are options, futures or forward contracts (other than those relating to foreign currency), or in certain circumstances, foreign currencies and related options, futures and forward contracts the gains on which are not directly related to the Portfolio's business of investing in stock or securities. This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of these tests, gross income is determined without regard to losses from the sale or other disposition of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

   o  98% of the Portfolio's ordinary income for the calendar year;

   o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

   o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE


Investment operations commenced with respect to Class IB shares of the Alliance Aggressive Stock, Alliance Common Stock, Alliance Growth Investors, Alliance Global, Alliance High Yield and Alliance Money Market Portfolios on October 2, 1996.

At any time in the future, yields and total returns may be higher or lower than past yields or returns and there can be no assurance that any historical results will continue. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] -1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.

The seven-day current yield for Class IB shares of the Alliance Money Market Portfolio was 4.93% for the period ended December 31, 1996. The effective yield for that period was 5.02%.

ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS

Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.

The 30-day yield for Class IB shares of the Alliance High Yield Portfolio for the period ended December 31, 1996 was 10.42%.


TOTAL RETURN CALCULATIONS

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n -1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.


The cumulative total return through December 31, 1996 for Class IB shares of the Alliance Common Stock Portfolio since October 2, 1997 was 8.49%.

The cumulative total return through December 31, 1996 for Class IB shares of the Alliance High Yield Portfolio since October 2, 1996 was 3.32%.

The cumulative total return through December 31, 1996 for Class IB shares of the Alliance Global Portfolio since October 2, 1996 was 4.98%.

The cumulative total return through December 31, 1996 for Class IB shares of the Alliance Aggressive Stock Portfolio since October 2, 1996 was 2.32%, respectively.

The cumulative total return through December 31, 1996 for Class IB shares of the Alliance Growth Investors Portfolio since October 2, 1996 was 4.64%, respectively.


   Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) -1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

OTHER SERVICES

INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountant. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance International and Alliance Equity Index Portfolios for the year ended December 31, 1996, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountant for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


CUSTODIAN


The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.


TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1996, Equitable received no compensation for providing such services for the Trust.

UNDERWRITER


The Trust has a distribution agreement with Equitable Distributors, Inc. (the "Class IB Distributor"), an indirect wholly-owned subsidiary of Equitable and an affiliate of Alliance, in respect of the Class IB shares. The address for the Class IB Distributor is 787 Seventh Avenue, New York, New York 10019.


The Trust's distribution agreement in respect of Class IB shares dated July 8, 1996 (the "Class IB Underwriting Agreement"), will remain in effect until July 8, 1997, and from year to year thereafter only if its continuance is approved annually by (1) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company
Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the distribution plan adopted under Rule 12b-1 of the Investment Company Act (the "Distribution Plan") or any such related agreement (the "Independent Trustees") and (2) either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust.

The Class IB Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class IB shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IB shares to prospective investors. The Class IB Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class IB shares issued by the Trust, unless the Distribution Plan in effect for Class IB shares provides that the Trust or another entity shall bear some or all of such expenses.

As agent, the Class IB Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the

Trust may from time to time be registered or where permitted by applicable law. The Class IB Underwriting Agreement provides that the Class IB Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Class IB Distributor has made no firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan and related services and fees thereunder is provided in the prospectus. On June 7, 1996, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry generally and with other competing funding vehicles for variable annuity and variable life contracts. Legal counsel for the Independent Trustees provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including (a) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (b) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (e) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry; and (h) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Board realizes that there is no assurance that the expenditure of Trust assets to finance distribution of Class IB shares of the Trust will have the anticipated results. However, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Class IB shares of the Trust, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Distribution Plan.


The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Class IB Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, and in the case of any Rule 12b-1 related agreement, upon 60 days' written notice, without penalty, by vote of a majority of the outstanding Class IB shares of that Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (to more than .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio. The Trustees currently limit payments under the Distribution Plan to .25% of a Portfolio's aggregate average daily net assets attributable to the Class IB shares. The Distribution Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of a Portfolio attributable to Class IB shares constitutes a service fee that the Class IB Distributor will use for personal service and/or the maintenance of shareholder accounts. The Distribution Plan also provides that Alliance may use its own resources, which may include management fees received by Alliance from the Trust or other investment companies which it manages and Alliance's past profits, to finance the distribution of the Portfolios' shares.

   For services rendered by the Class IB Distributor in connection with the distribution of Class IB shares pursuant to the Distribution Plan, the Class IB Distributor received $63 with respect to the Class IB shares of Alliance Aggressive Stock Portfolio, $134 with respect to the Class IB shares of Alliance Common Stock Portfolio, $78 with respect to the Class IB shares of Alliance Growth Investors Portfolio, $49 with respect to the Class IB shares of Alliance Global Portfolio, $58 with respect to the Class IB shares of Alliance High Yield Portfolio and $254 with respect to the Class IB shares of Alliance Money Market Portfolio, for the period October 2, 1996 to December 31, 1996.

   The Class IB Distributor has informed the Trust that expenses incurred by it and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the period October 2, 1996 to December 31, 1996:

                     AMOUNT OF EXPENSE AND ALLOCATED COST



                              ALLIANCE                     ALLIANCE
                             AGGRESSIVE      ALLIANCE       GROWTH       ALLIANCE       ALLIANCE      ALLIANCE
    CATEGORY OF EXPENSE         STOCK      COMMON STOCK    INVESTORS      GLOBAL       HIGH YIELD   MONEY MARKET
                            ------------- ------------- -------------  ------------- ------------- -------------
Advertising/Marketing  ....    $   63         $  134        $   78        $   49         $   58        $  254
Printing and Mailing of
 Prospectuses and
 Semi-Annual and Annual
 Reports to Other than
 Current Shareholders  ....         0              0             0             0              0             0
Compensation to
 Underwriters  ............         0              0             0             0              0             0
Compensation to Dealers  ..         0              0             0             0              0             0
Compensation to Sales
 Personnel  ...............         0              0             0             0              0             0
Interest, Carrying or
 Other Financing Charges  .         0              0             0             0              0             0
Other (includes personnel
 cost of those home office
 employees involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars)  ....         0              0             0             0              0             0

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996

                                                       INTERMEDIATE
                                                        GOVERNMENT                                     GROWTH AND
                                        MONEY MARKET    SECURITIES     QUALITY BOND     HIGH YIELD       INCOME
                                         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                      --------------  -------------- --------------  --------------  --------------
ASSETS:
Investments at value (Notes 1 and 4)    $450,990,752   $ 92,621,366    $153,282,787    $197,549,284   $231,763,058
Cash  ................................       171,525        124,732         176,934       2,017,705        125,387
Foreign cash  ........................            --             --              --              --             --
Receivable for securities sold  ......            --             --       5,071,875              --        461,289
Deposits received for securities
 lending  ............................            --     18,301,550      28,167,188              --      2,000,000
Receivable from Separate Accounts for
 Trust shares sold  ..................    14,190,878        817,649          64,327       1,043,413        229,252
Unrealized appreciation of forward
 currency
 contracts (Notes 1 and 4)  ..........            --             --         147,593              --             --
Dividends, interest and other
 receivables  ........................     1,458,902        822,759       1,476,344       3,556,124        754,268
                                      --------------  -------------- --------------  --------------  --------------
  Total assets  ......................   466,812,057    112,688,056     188,387,048     204,166,526    235,333,254
                                      --------------  -------------- --------------  --------------  --------------
LIABILITIES:
Options written at value (Premiums
 received:
 Common Stock
  Portfolio--$68,607,800)(Notes 1 and
  4)  ................................            --             --              --              --             --
Payable to custodian  ................            --             --              --              --             --
Payable for securities purchased  ....            --      5,942,099       5,081,250       3,997,946      1,117,681
Payable for securities loaned  .......            --     18,301,550      28,167,188              --      2,000,000
Payable to Separate Accounts for
 Trust shares redeemed  ..............            --             --              --              --             --
Unrealized depreciation of forward
 currency
 contracts (Notes 1 and 4)  ..........            --             --              --              --             --
Variation margin payable on futures
 contracts  ..........................            --             --              --              --             --
Distribution fees payable  ...........           254             --              --              58             --
Investment advisory fees payable  ....       144,177         38,264          85,952          94,624        108,563
Trustees' fees payable  ..............        24,024          5,014           4,226           5,132          2,919
Accrued expenses  ....................        37,408         16,704          24,960          23,301         23,703
                                      --------------  -------------- --------------  --------------  --------------
  Total liabilities  .................       205,863     24,303,631      33,363,576       4,121,061      3,252,866
                                      --------------  -------------- --------------  --------------  --------------
NET ASSETS  ..........................  $466,606,194   $ 88,384,425    $155,023,472    $200,045,465   $232,080,388
                                      ==============  ============== ==============  ==============  ==============
Investments at cost  .................  $450,833,231   $ 92,000,197    $151,005,932    $192,006,772   $204,211,023
                                      ==============  ============== ==============  ==============  ==============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital  ....................  $466,405,482   $ 97,591,462    $157,812,746    $195,004,416   $204,516,556
 Accumulated undistributed
  (overdistributed) net
  investment income  .................        43,191          3,160        (220,079)         23,927         11,797
 Accumulated net realized loss .......            --     (9,831,366)     (4,993,810)       (525,390)            --
 Unrealized appreciation on
  investments and
  foreign currency denominated assets
  and liabilities  ...................       157,521        621,169       2,424,615       5,542,512     27,552,035
                                      --------------  -------------- --------------  --------------  --------------
NET ASSETS  ..........................  $466,606,194   $ 88,384,425    $155,023,472    $200,045,465   $232,080,388
                                      ==============  ============== ==============  ==============  ==============
CLASS IA SHARES:
Net Assets  ..........................  $463,422,535   $ 88,384,425    $155,023,472    $199,360,473   $232,080,388
                                      ==============  ============== ==============  ==============  ==============
Shares outstanding (Note 5) ..........    45,575,983      9,517,076      16,343,116      19,900,343     17,833,887
                                      ==============  ============== ==============  ==============  ==============
Net asset value, offering and
 redemption
 price per share (Note 1)  ...........  $      10.17   $       9.29    $       9.49    $      10.02   $      13.01
                                      ==============  ============== ==============  ==============  ==============
CLASS IB SHARES:
Net Assets ...........................  $  3,183,659                                   $    684,992
                                      ==============                                 ==============
Shares outstanding (Note 5)  .........       313,273                                         68,416
                                      ==============                                 ==============
Net asset value, offering and
 redemption
 price per share (Note 1) ............  $      10.16                                   $      10.01
                                      ==============                                 ==============


See Notes to Financial Statements.

                                                              AGGRESSIVE    CONSERVATIVE                     GROWTH
 EQUITY INDEX   COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK        INVESTORS      BALANCED       INVESTORS
   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $383,044,256  $6,668,952,271 $  991,831,989  $149,318,779  $3,890,482,751  $275,640,496  $1,627,121,599 $1,290,840,729
      188,834       1,501,081        456,313            --       2,364,412     5,139,961       4,172,088        480,215
           --              --      2,258,618     1,672,592              --            --             465      1,008,532
           --      65,341,050      3,867,161       613,862       2,337,046       156,273       2,937,003      3,246,261
    1,356,953     105,377,860     72,320,750    12,820,136     200,344,604    24,170,813     138,838,707     90,833,147
    2,643,610       9,646,997      1,281,713     1,519,154              --            --         768,754      3,693,911
           --              --      2,063,841       252,876              --            89              --        511,818
      701,269       8,133,115      1,216,101       205,847         350,639     2,100,127       9,549,968      5,129,713
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  387,934,922   6,858,952,374  1,075,296,486   166,403,246   4,095,879,452   307,207,759   1,783,388,584  1,395,744,326
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --      70,867,650             --            --              --            --              --             --
           --              --             --       534,429              --         8,074              --             --
           --      53,373,896      4,987,613       971,883      21,101,356       182,066       5,921,615      2,011,774
    1,356,953     105,377,860     72,320,750    12,820,136     200,344,604    24,170,813     138,838,707     90,833,147
           --              --             --            --       6,662,427       250,025              --             --
           --              --             --            --              --            --              58             --
      152,250              --             --            --              --            --              --             --
           --             134             49            --              63            --              --             78
      127,671       2,040,224        452,415       115,412       1,530,928       136,367         525,339        588,404
        5,276         205,484         19,851         1,520          93,747         7,170          61,689         25,366
       43,591         453,547        184,324        53,031         276,910        50,843         185,672        170,574
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,685,741     232,318,795     77,965,002    14,496,411     230,010,035    24,805,358     145,533,080     93,629,343
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $386,249,181  $6,626,633,579 $  997,331,484  $151,906,835  $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
============== ============== ============== ============== ============== ============== ============== ==============
 $320,617,584  $5,041,593,068 $  858,568,339  $144,374,839  $3,396,898,743  $265,933,643  $1,509,715,325 $1,193,558,142
============== ============== ============== ============== ============== ============== ============== ==============
 $324,019,332  $5,094,665,983 $  865,441,879  $147,381,465  $3,377,717,888  $273,073,244  $1,523,732,949 $1,207,265,289
       (5,276)       (194,316)    (3,212,284)     (614,431)        (58,479)        9,815        (190,700)    (1,135,946)
      (22,547)    (92,937,401)      (258,562)      (50,107)     (5,374,000)     (387,954)     (3,096,172)    (1,817,216)
   62,257,672   1,625,099,313    135,360,451     5,189,908     493,584,008     9,707,296     117,409,427     97,802,856
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $386,249,181  $6,626,633,579 $  997,331,484  $151,906,835  $3,865,869,417  $282,402,401  $1,637,855,504 $1,302,114,983
============== ============== ============== ============== ============== ============== ============== ==============
 $386,249,181  $6,625,390,070 $  997,041,626  $151,906,835  $3,865,256,884  $282,402,401  $1,637,855,504 $1,301,642,871
============== ============== ============== ============== ============== ============== ============== ==============
   25,484,413     363,529,982     58,938,705    13,214,071     107,805,909    25,019,109      98,455,586     75,693,420
============== ============== ============== ============== ============== ============== ============== ==============
 $      15.16  $        18.23 $        16.92  $      11.50  $        35.85  $      11.29  $        16.64 $        17.20
============== ============== ============== ============== ============== ============== ============== ==============
               $    1,243,509 $      289,858                $      612,533                               $      472,112
               ============== ==============                ==============                               ==============
                       68,266         17,143                        17,094                                       27,468
               ============== ==============                ==============                               ==============
               $        18.22 $        16.91                $        35.83                               $        17.19
               ============== ==============                ==============                               ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1996


                                                             INTERMEDIATE
                                                              GOVERNMENT                                  GROWTH AND
                                             MONEY MARKET     SECURITIES    QUALITY BOND    HIGH YIELD      INCOME
                                               PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                            -------------- --------------  -------------- -------------  ------------
INVESTMENT INCOME:
 Income*(Note 1):
  Dividends (including $3,460,799 and
   $3,411,934 from affiliated companies
   for the Common Stock and Aggressive
   Stock Portfolios, respectively).........   $        --    $        --     $        --    $   175,797   $ 3,034,669
  Interest ................................    20,638,163      5,024,881      11,293,429     16,214,440       933,842
                                            -------------- --------------  -------------- -------------  ------------
   Total income............................    20,638,163      5,024,881      11,293,429     16,390,237     3,968,511
                                            -------------- --------------  -------------- -------------  ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee..................     1,472,114        399,460         935,462        856,390       864,549
  Custody fees.............................        13,550         21,460          26,840         23,922        15,532
  Distribution fees--Class IB .............           254             --              --             58            --
  Printing and mailing expenses ...........        57,975         12,134          26,374         21,783        19,986
  Professional fees .......................        14,254          9,190           9,007          8,368         8,214
  SEC registration fees ...................         4,987            217             434            217         1,084
  Trustees' fees ..........................        12,178          3,159           5,643          4,849         4,554
  Miscellaneous ...........................         6,858          3,678           3,801          3,069         2,594
                                            -------------- --------------  -------------- -------------  ------------
   Total expenses..........................     1,582,170        449,298       1,007,561        918,656       916,513
                                            -------------- --------------  -------------- -------------  ------------
NET INVESTMENT INCOME .....................    19,055,993      4,575,583      10,285,868     15,471,581     3,051,998
                                            -------------- --------------  -------------- -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $2,796,965,
   $(8,821,017) and $60,876 from
   affiliated companies for the Common
   Stock, Aggressive Stock and Global
   Portfolios, respectively) ..............            --       (453,637)        939,845     12,420,138    12,181,263
  On options written ......................            --             --              --             --            --
  On foreign currency transactions  .......            --             --         (68,186)            --            --
  On futures contracts ....................            --             --              --             --            --
                                            -------------- --------------  -------------- -------------  ------------
 Realized gain (loss)--net ................            --       (453,637)        871,659     12,420,138    12,181,263
                                            -------------- --------------  -------------- -------------  ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities............................        (7,886)    (1,025,808)     (1,868,060)     3,447,403    16,443,384
  On options written ......................            --             --              --             --            --
  On foreign currency transactions  .......            --             --         118,525             --            --
  On futures contracts ....................            --             --              --             --            --
                                            -------------- --------------  -------------- -------------  ------------
 Unrealized appreciation/depreciation--net         (7,886)    (1,025,808)     (1,749,535)     3,447,403    16,443,384
                                            -------------- --------------  -------------- -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET  .        (7,886)    (1,479,445)       (877,876)    15,867,541    28,624,647
                                            -------------- --------------  -------------- -------------  ------------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS................................   $19,048,107    $ 3,096,138     $ 9,407,992    $31,339,122   $31,676,645
                                            ============== ==============  ============== =============  ============


------------
 * Net of foreign taxes withheld on dividends of $3,042, $32,886, $357,439, $1,103,645, $180,624, $53,371, $457,582 and $359,641 for the
       Growth and Income, Equity Index, Common Stock, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios, respectively, and on interest of $103 and $95 for the Global and Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                              AGGRESSIVE    CONSERVATIVE                     GROWTH
 EQUITY INDEX   COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK        INVESTORS      BALANCED       INVESTORS
   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  $ 6,341,057  $   64,326,955  $ 10,411,663    $1,229,599    $  7,463,840    $ 1,138,588   $ 10,683,609   $  9,229,448
      462,343       6,192,091     5,565,223       877,635      16,908,426     12,897,917     45,681,532     22,850,498
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    6,803,400      70,519,046    15,976,886     2,107,234      24,372,266     14,036,505     56,365,141     32,079,946
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,034,043      20,314,128     4,491,125       875,316      15,504,789      1,517,920      5,820,114      5,816,056
       51,343         136,065       447,082       137,463          62,332         90,112        296,359        313,381
           --             134            49            --              63             --             --             78
       36,406         843,481       122,011        11,232         491,450         41,649        251,544        157,430
       11,364         149,352        25,827         6,667          90,030         11,695         46,552         32,235
        1,951              --         5,637            --              --            434             --          6,721
        8,755         185,691        26,046         2,830         108,798          8,948         54,329         34,735
        3,192          78,424         9,756         1,652          39,802          4,952         24,921         13,196
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    1,147,054      21,707,275     5,127,533     1,035,160      16,297,264      1,675,710      6,493,819      6,373,832
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    5,656,346      48,811,771    10,849,353     1,072,074       8,075,002     12,360,795     49,871,322     25,706,114
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   13,813,315     517,703,619    42,673,209     2,763,980     651,849,153      6,717,096    128,577,417    130,296,769
           --      69,528,454            --            --              --             --             --             --
           --         (23,974)    2,323,828       287,769          (2,878)       (27,275)      (184,947)       903,574
    1,381,635              --            --            --              --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   15,194,950     587,208,099    44,997,037     3,051,749     651,846,275      6,689,821    128,392,470    131,200,343
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   41,401,218     651,940,355    57,875,656     4,019,520     (19,577,800)    (4,721,625)    (3,423,214)   (21,124,616)
           --     (15,633,132)           --            --              --             --             --             --
           --            (216)    2,507,509       225,883              --            443          3,153        575,473
     (172,800)             --            --            --              --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   41,228,418     636,307,007    60,383,165     4,245,403     (19,577,800)    (4,721,182)    (3,420,061)   (20,549,143)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   56,423,368   1,223,515,106   105,380,202     7,297,152     632,268,475      1,968,639    124,972,409    110,651,200
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  $62,079,714  $1,272,326,877  $116,229,555    $8,369,226    $640,343,477    $14,329,434   $174,843,731   $136,357,314
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          INTERMEDIATE GOVERNMENT
                                                           MONEY MARKET PORTFOLIO           SECURITIES PORTFOLIO
                                                      -------------------------------- ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1996            1995            1996            1995
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $  19,055,993    $  18,312,330   $  4,575,583    $  3,659,738
 Realized gain (loss)--net...........................             --               --       (453,637)      1,061,357
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................         (7,886)         145,252     (1,025,808)      2,579,005
                                                      --------------- ---------------  -------------- --------------
 Net increase in net assets from operations  ........     19,048,107       18,457,582      3,096,138       7,300,100
                                                      --------------- ---------------  -------------- --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income ..............    (19,050,946)     (18,199,892)    (4,575,583)     (3,633,574)
  Dividends in excess of net investment income  .....        (25,232)              --        (19,617)             --
  Distributions from realized gains..................             --               --             --              --
  Distributions in excess of realized gains  ........             --               --             --              --
  Tax return of capital distributions ...............             --               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IA dividends and distributions  ........    (19,076,178)     (18,199,892)    (4,595,200)     (3,633,574)
                                                      --------------- ---------------  -------------- --------------
 Class IB:
  Dividends from net investment income...............         (5,047)              --             --              --
  Dividends in excess of net investment income ......        (29,384)              --             --              --
  Distributions from realized gains..................             --               --             --              --
  Distributions in excess of realized gains .........             --               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IB dividends and distributions  ........        (34,431)              --             --              --
                                                      --------------- ---------------  -------------- --------------
 Decrease in net assets from dividends and
  distributions .....................................    (19,110,609)     (18,199,892)    (4,595,200)     (3,633,574)
                                                      --------------- ---------------  -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    508,537,942      394,575,427     36,879,548      29,533,754
  Shares issued in reinvestment of dividends and
   distributions.....................................     19,076,178       18,199,892      4,595,200       3,633,574
  Shares redeemed....................................   (450,848,823)    (351,733,059)   (23,371,086)    (13,571,893)
                                                      --------------- ---------------  -------------- --------------
 Total Class IA transactions ........................     76,765,297       61,042,260     18,103,662      19,595,435
                                                      --------------- ---------------  -------------- --------------
 Class IB:
  Shares sold .......................................      3,624,653               --             --              --
  Shares issued in reinvestment of dividends and
   distributions.....................................         34,431               --             --              --
  Shares redeemed....................................       (446,631)              --             --              --
                                                      --------------- ---------------  -------------- --------------
 Total Class IB transactions ........................      3,212,453               --             --              --
                                                      --------------- ---------------  -------------- --------------
 Net increase (decrease) in net assets derived from
  share transactions.................................     79,977,750       61,042,260     18,103,662      19,595,435
                                                      --------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS....................     79,915,248       61,299,950     16,604,600      23,261,961
NET ASSETS, BEGINNING OF PERIOD......................    386,690,946      325,390,996     71,779,825      48,517,864
                                                      --------------- ---------------  -------------- --------------
NET ASSETS, END OF PERIOD* ..........................  $ 466,606,194    $ 386,690,946   $ 88,384,425    $ 71,779,825
                                                      =============== ===============  ============== ==============


------------
* Including accumulated undistributed (overdistributed) net investment income of $43,191 and $97,807 for the Money Market Portfolio; $3,160 and $22,777 for the Intermediate Government Securities Portfolio; $(220,079) and $63,771 for the Quality Bond Portfolio; $23,927 and $22,557 for the High Yield Portfolio; $11,797 and $10,278 for the Growth and Income Portfolio; $(5,276) and $(851) for the Equity Index Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

                                                                  GROWTH AND INCOME
    QUALITY BOND PORTFOLIO         HIGH YIELD PORTFOLIO               PORTFOLIO               EQUITY INDEX PORTFOLIO
----------------------------- ----------------------------- ----------------------------- -----------------------------
          YEAR ENDED                    YEAR ENDED                    YEAR ENDED                    YEAR ENDED
         DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
     1996           1995           1996           1995           1996           1995           1996           1995
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $ 10,285,868   $  8,846,857   $ 15,471,581   $  9,874,042   $  3,051,998    $ 1,929,904   $  5,656,346   $  1,847,863
      871,659      3,312,031     12,420,138      1,037,899     12,181,263        (78,675)    15,194,950      1,143,375
   (1,749,535)    10,351,408      3,447,403      6,108,056     16,443,384     11,348,703     41,228,418     21,464,214
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    9,407,992     22,510,296     31,339,122     17,019,997     31,676,645     13,199,932     62,079,714     24,455,452
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,285,868)    (8,729,254)   (15,469,541)    (9,874,042)    (3,050,479)    (1,919,557)    (5,656,346)    (1,841,475)
     (326,079)            --       (432,568)      (385,462)            --             --         (4,427)            --
           --             --    (11,348,200)            --    (11,682,352)            --    (15,093,505)    (1,143,375)
           --             --             --             --             --             --             --        (84,099)
           --             --             --             --             --             --         (7,525)          (123)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,611,947)    (8,729,254)   (27,250,309)   (10,259,504)   (14,732,831)    (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         (2,040)            --             --             --             --             --
           --             --        (15,935)            --             --             --             --             --
           --             --           (908)            --             --             --             --             --
           --             --        (18,516)            --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        (37,399)            --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (10,611,947)    (8,729,254)   (27,287,708)   (10,259,504)   (14,732,831)    (1,919,557)   (20,761,803)    (3,069,072)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   27,205,153     18,946,820     71,897,677     46,607,272    111,512,120     57,426,026    230,679,439    153,767,030
   10,611,947      8,729,254     27,250,309     10,259,504     14,732,831      1,919,557     20,761,803      3,069,072
  (39,032,520)   (11,589,738)   (21,997,075)   (19,393,315)    (9,161,198)    (4,095,508)   (72,295,253)   (49,185,409)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (1,215,420)    16,086,336     77,150,911     37,473,461    117,083,753     55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        677,158             --             --             --             --             --
           --             --         37,399             --             --             --             --             --
           --             --             --             --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --        714,557             --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (1,215,420)    16,086,336     77,865,468     37,473,461    117,083,753     55,250,075    179,145,989    107,650,693
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (2,419,375)    29,867,378     81,916,882     44,233,954    134,027,567     66,530,450    220,463,900    129,037,073
  157,442,847    127,575,469    118,128,583     73,894,629     98,052,821     31,522,371    165,785,281     36,748,208
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $155,023,472   $157,442,847   $200,045,465   $118,128,583   $232,080,388    $98,052,821   $386,249,181   $165,785,281
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                           COMMON STOCK PORTFOLIO             GLOBAL PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                                 YEAR ENDED                      YEAR ENDED
                                                                DECEMBER 31,                    DECEMBER 31,
                                                            1996            1995            1996            1995
                                                      --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   48,811,771  $   53,432,936   $ 10,849,353    $  9,803,075
 Realized gain--net .................................     587,208,099     262,461,526     44,997,037      17,804,800
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     636,307,007     845,152,888     60,383,165      72,106,049
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets from operations  ........   1,272,326,877   1,161,047,350    116,229,555      99,713,924
                                                      --------------  --------------  --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
1):
 Class IA:
  Dividends from net investment income ..............     (44,580,327)    (53,432,936)   (10,849,259)     (9,500,310)
  Dividends in excess of net investment income ......              --      (6,567,658)    (4,499,020)             --
  Distributions from realized gains..................    (587,198,121)   (262,461,526)   (42,474,239)    (17,804,800)
  Distributions in excess of realized gains  ........     (71,434,343)     (8,497,379)            --      (1,081,237)
  Tax return of capital distributions ...............        (988,016)             --       (220,411)       (546,316)
                                                      --------------  --------------  --------------  --------------
 Total Class IA dividends and distributions  ........    (704,200,807)   (330,959,499)   (58,042,929)    (28,932,663)
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Dividends from net investment income...............            (326)             --            (94)             --
  Dividends in excess of net investment income ......          (4,564)             --         (2,076)             --
  Distributions from realized gains..................          (9,978)             --         (1,502)             --
  Distributions in excess of realized gains  ........         (62,273)             --         (4,502)             --
  Tax return of capital distributions................            (108)             --            (31)             --
                                                      --------------  --------------  --------------  --------------
 Total Class IB dividends and distributions  ........         (77,249)             --         (8,205)             --
                                                      --------------  --------------  --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................    (704,278,056)   (330,959,499)   (58,051,134)    (28,932,663)
                                                      --------------  --------------  --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     756,034,799     509,750,491    255,537,439     229,097,991
  Shares issued in reinvestment of dividends and
   distributions ....................................     704,200,807     330,959,499     58,042,929      28,932,663
  Shares redeemed ...................................    (282,642,349)   (257,365,702)   (60,861,388)    (64,369,805)
                                                      --------------  --------------  --------------  --------------
 Total Class IA transactions ........................   1,177,593,257     583,344,288    252,718,980     193,660,849
                                                      --------------  --------------  --------------  --------------
 Class IB:
  Shares sold .......................................       1,237,252              --        285,485              --
  Shares issued in reinvestment of dividends and
   distributions ....................................          77,249              --          8,205              --
  Shares redeemed ...................................              --              --             --              --
                                                      --------------  --------------  --------------  --------------
 Total Class IB transactions ........................       1,314,501              --        293,690              --
                                                      --------------  --------------  --------------  --------------
 Net increase in net assets derived from share
  transactions.......................................   1,178,907,758     583,344,288    253,012,670     193,660,849
                                                      --------------  --------------  --------------  --------------
INCREASE IN NET ASSETS...............................   1,746,956,579   1,413,432,139    311,191,091     264,442,110
NET ASSETS, BEGINNING OF PERIOD .....................   4,879,677,000   3,466,244,861    686,140,393     421,698,283
                                                      --------------  --------------  --------------  --------------
NET ASSETS, END OF PERIOD* ..........................  $6,626,633,579  $4,879,677,000   $997,331,484    $686,140,393
                                                      ==============  ==============  ==============  ==============


------------
* Including accumulated undistributed (overdistributed) net investment income of $(194,316) and $8,246,095 for the Common Stock Portfolio; $(3,212,284) and $455,586 for the Global Portfolio; $(614,431) and
       $6,487 for the International Portfolio; $(58,479) and $(4,129) for the Aggressive Stock Portfolio; $9,815 and $63,026 for the Conservative Investors Portfolio; $(190,700) and $86,599 for the Balanced Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

**     Commencement of Operations.

See Notes to Financial Statements.

                                                                CONSERVATIVE INVESTORS
   INTERNATIONAL PORTFOLIO      AGGRESSIVE STOCK PORTFOLIO            PORTFOLIO                 BALANCED PORTFOLIO
----------------------------- ----------------------------- ----------------------------- -----------------------------
                  APRIL 3,
                   1995**
  YEAR ENDED         TO                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
 DECEMBER 31,   DECEMBER 31,           DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
     1996           1995           1996           1995           1996           1995           1996           1995
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $  1,072,074    $   142,455  $    8,075,002 $    6,203,510  $ 12,360,795   $ 11,574,771  $   49,871,322 $   47,303,460
    3,051,749        266,775     651,846,275    346,368,084     6,689,821     11,270,671     128,392,470     64,616,058

    4,245,403        944,505     (19,577,800)   262,696,319    (4,721,182)    16,138,395      (3,420,061)   144,740,180
               -------------- -------------- -------------- -------------- -------------- -------------- --------------
    8,369,226      1,353,735     640,343,477    615,267,913    14,329,434     38,983,837     174,843,731    256,659,698
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

   (1,072,074)      (142,455)     (8,075,028)    (6,203,510)  (12,360,795)   (11,510,223)    (49,871,322)   (47,099,230)
     (972,982)      (240,038)        (50,994)       (43,012)      (44,557)            --        (241,952)            --
   (2,651,391)      (118,651)   (651,842,635)  (300,293,392)   (6,689,821)    (1,556,393)   (128,392,470)   (41,562,533)
           --             --      (1,362,771)            --      (396,608)            --      (2,491,886)            --
           --             --              --             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (4,696,447)      (501,144)   (661,331,428)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

           --             --              --             --            --             --              --             --
           --             --            (452)            --            --             --              --             --
           --             --          (3,630)            --            --             --              --             --
           --             --         (32,780)            --            --             --              --             --
           --             --              --             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         (36,862)            --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (4,696,447)      (501,144)   (661,368,290)  (306,539,914)  (19,491,781)   (13,066,616)   (180,997,630)   (88,661,763)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  141,011,557     29,365,420   1,093,061,087    843,611,785    50,046,532     50,112,293      64,030,181     55,178,023
    4,696,447        501,144     661,331,428    306,539,914    19,491,781     13,066,616     180,997,630     88,661,763
  (26,157,811)    (2,035,292)   (568,654,477)  (590,529,129)  (34,074,560)   (10,686,445)   (124,160,136)  (118,515,605)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  119,550,193     27,831,272   1,185,738,038    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         604,481             --            --             --              --             --
           --             --          36,862             --            --             --              --             --
           --             --              --             --            --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
           --             --         641,343             --            --             --              --             --
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  119,550,193     27,831,272   1,186,379,381    559,622,570    35,463,753     52,492,464     120,867,675     25,324,181
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  123,222,972     28,683,863   1,165,354,568    868,350,569    30,301,406     78,409,685     114,713,776    193,322,116
   28,683,863             --   2,700,514,849  1,832,164,280   252,100,995    173,691,310   1,523,141,728  1,329,819,612
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $151,906,835    $28,683,863  $3,865,869,417 $2,700,514,849  $282,402,401   $252,100,995  $1,637,855,504 $1,523,141,728
============== ============== ============== ============== ============== ============== ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                              GROWTH INVESTORS
                                                                 PORTFOLIO
                                                      ------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                            1996            1995
                                                      --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   25,706,114   $ 23,451,903
 Realized gain--net .................................     131,200,343     20,094,016
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     (20,549,143)   114,933,862
                                                      --------------  --------------
 Net increase in net assets from operations  ........     136,357,314    158,479,781
                                                      --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
1):
 Class IA:
  Dividends from net investment income ..............     (25,705,569)   (23,451,903)
  Dividends in excess of net investment income ......      (2,082,361)      (429,740)
  Distributions from realized gains..................    (131,199,726)   (11,896,371)
  Distributions in excess of realized gains .........        (570,518)            --
                                                      --------------  --------------
 Total Class IA dividends and distributions  ........    (159,558,174)   (35,778,014)
                                                      --------------  --------------
 Class IB:
  Dividends from net investment income ..............            (545)            --
  Dividends in excess of net investment income ......          (2,449)            --
  Distributions from realized gains .................            (617)            --
  Distributions in excess of realized gains .........          (6,239)            --
                                                      --------------  --------------
 Total Class IB dividends and distributions  ........          (9,850)            --
                                                      --------------  --------------
 Decrease in net assets from dividends and
  distributions .....................................    (159,568,024)   (35,778,014)
                                                      --------------  --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................     297,495,728    264,281,654
  Shares issued in reinvestment of dividends and
   distributions ....................................     159,558,174     35,778,014
  Shares redeemed ...................................     (28,339,916)   (19,105,124)
                                                      --------------  --------------
 Total Class IA transactions ........................     428,713,986    280,954,544
                                                      --------------  --------------
 Class IB:
  Shares sold .......................................         468,087             --
  Shares issued in reinvestment of dividends and
   distributions ....................................           9,850             --
  Shares redeemed ...................................             (90)            --
                                                      --------------  --------------
 Total Class IB transactions ........................         477,847             --
                                                      --------------  --------------
 Net increase in net assets derived from
  share transactions ................................     429,191,833    280,954,544
                                                      --------------  --------------
INCREASE IN NET ASSETS ..............................     405,981,123    403,656,311
NET ASSETS, BEGINNING OF PERIOD .....................     896,133,860    492,477,549
                                                      --------------  --------------
NET ASSETS, END OF PERIOD* ..........................  $1,302,114,983   $896,133,860
                                                      ==============  ==============


------------
* Including accumulated undistributed (overdistributed) net investment income of $(1,135,946) and $105,968 for the Growth Investors Portfolio, as of December 31, 1996 and December 31, 1995, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
-------------------------------------------------------------------------------



                                                                                          EFFECTIVE
                                                           PRINCIPAL         VALUE         ANNUAL
                                                             AMOUNT         (NOTE 1)       YIELD*
---------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES
Bank of New York:
 Due 03/24/97..........................................   $10,000,000     $10,001,699       5.48%
 Due 04/01/97..........................................     5,000,000       5,000,441       5.47
                                                                        --------------
  TOTAL BANK NOTES (3.2%) .............................                    15,002,140
                                                                        --------------
CERTIFICATES OF DEPOSIT
Bayerische Vereinsbank AG
 Due 07/29/97..........................................    15,000,000      15,004,438       5.50
Caisse Nationale de Credit Agricole
 Due 09/05/97..........................................    15,000,000      15,008,047       5.47
First National Bank-Chicago
 Due 06/18/97..........................................    10,000,000      10,006,299       5.51
Bank of Tokyo-Mitsubishi Bank Ltd., N.Y.
 Due 04/30/97..........................................    17,000,000      17,006,022       5.72
Norinchukin Bank Ltd.:
 Due 04/07/97..........................................     8,000,000       8,004,587       5.47
 Due 04/23/97..........................................     9,000,000       9,009,161       5.46
Sumitomo Bank Ltd.
 Due 01/27/97..........................................    17,000,000      17,004,514       5.78
                                                                        --------------
  TOTAL CERTIFICATES OF DEPOSIT (19.5%) ...............                    91,043,068
                                                                        --------------
COMMERCIAL PAPER
Alamo Funding
 Due 01/30/97..........................................    17,500,000      17,425,285       5.53
Allianz of America Financial Corp.
 Due 04/24/97..........................................     8,000,000       7,867,916       5.53
Atlas Funding Corp.:
 Due 01/21/97..........................................    16,400,000      16,351,893       5.51
 Due 02/04/97..........................................     1,253,000       1,246,764       5.50
Barton Capital Corp.:
 Due 01/31/97..........................................    13,600,000      13,540,273       5.50
 Due 06/16/97..........................................     3,876,000       3,781,990       5.55
Beta Finance, Inc.:
 Due 03/10/97..........................................     5,000,000       4,950,228       5.52
 Due 03/13/97..........................................     5,000,000       4,948,032       5.52
 Due 06/02/97..........................................     6,000,000       5,866,747       5.54
BHF Delaware, Inc.
 Due 03/10/97..........................................     5,000,000       4,950,228       5.52
Briarcliff Capital Corp.
 Due 01/24/97..........................................     1,910,000       1,903,557       5.51
Centauri Corp.:
 Due 03/13/97..........................................     6,300,000       6,234,272       5.54
 Due 04/11/97..........................................    11,200,000      11,036,356       5.52
Chase Manhattan Bank
 Due 03/14/97..........................................     5,000,000       4,947,300       5.52
Enterprise Funding Corp.
 Due 03/03/97..........................................     1,290,000       1,278,481       5.51
Eureka Corp.
 Due 02/03/97..........................................    14,000,000      13,932,368       5.50
General Electric Capital Corp.
 Due 03/03/97..........................................     5,000,000       4,955,182       5.54
Greenwich Asset Funding, Inc.
 Due 03/24/97..........................................     8,835,000       8,728,945       5.52
International Securitization
 Due 02/20/97..........................................     7,715,000       7,658,531       5.51

                                48

THE HUDSON RIVER TRUST
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

--------------------------------------------------------------------------------------------------
                                                                                         EFFECTIVE
                                                           PRINCIPAL         VALUE         ANNUAL
                                                             AMOUNT         (NOTE 1)       YIELD*
--------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
 Due 02/19/97..........................................   $ 5,000,000     $  4,964,135      5.51%
 Due 03/18/97..........................................     4,100,000        4,054,385      5.52
Morgan (J.P.) & Co.
 Due 03/05/97..........................................     5,000,000        4,953,888      5.52
Morgan Stanley Group, Inc.
 Due 02/12/97..........................................    17,500,000       17,391,588      5.55
Old Line Funding Corp.:
 Due 02/24/97..........................................    10,000,000        9,920,950      5.51
 Due 03/11/97..........................................     7,500,000        7,424,244      5.52
Premium Funding-Series B
 Due 02/18/97..........................................     2,000,000        1,985,947      5.51
Premium Funding-Series A & E:
 Due 02/05/97..........................................    10,108,000       10,056,211      5.50
 Due 02/14/97..........................................     5,400,000        5,365,218      5.51
Ranger Funding Corp.:
 Due 02/04/97..........................................     6,189,000        6,158,196      5.50
 Due 02/13/97..........................................     5,000,000        4,968,526      5.51
Receivable Capital Corp.
 Due 05/01/97..........................................    12,100,000       11,887,847      5.53
Riverwood Funding Corp.
 Due 02/14/97..........................................    17,500,000       17,387,281      5.51
R.O.S.E. Funding Ltd.
 Due 03/26/97..........................................    17,500,000       17,284,804      5.52
Sigma Finance Corp.:
 Due 02/10/97..........................................     5,800,000        5,766,038      5.51
 Due 04/09/97..........................................     4,500,000        4,435,565      5.52
Three Rivers Funding:
 Due 01/21/97..........................................     3,859,000        3,847,680      5.51
 Due 01/27/97..........................................     8,046,000        8,015,318      5.51
Working Capital Management, Inc.
 Due 01/13/97..........................................    17,500,000       17,468,675      5.60
                                                                        --------------
  TOTAL COMMERCIAL PAPER (65.4%) ......................                    304,940,844
                                                                        --------------
VARIABLE RATE LIBOR
General Electric Capital Corp.
 Due 06/27/97..........................................     5,000,000        4,997,351      5.72
Goldman Sachs & Co.
 Due 01/13/97..........................................    15,000,000       15,000,406      5.73
Merrill Lynch & Co., Inc.
 Due 03/24/97..........................................    15,000,000       14,998,479      5.76
                                                                        --------------
  TOTAL VARIABLE RATE LIBOR (7.5%) ....................                     34,996,236
                                                                        --------------
VARIABLE RATE SECURITIES (1.1%)
General Electric Capital Corp.
 Due 05/12/97..........................................     5,000,000        5,008,464      5.21
                                                                        --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (96.7%)
 (Amortized Cost $450,833,231) ........................                    450,990,752
OTHER ASSETS LESS LIABILITIES (3.3%)...................                     15,615,442
                                                                        --------------
NET ASSETS (100.0%) ...................................                   $466,606,194
                                                                        ==============

------------
* Based on market values at the close of business on December 31, 1996.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                  PRINCIPAL        VALUE
                                    AMOUNT       (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE
 OBLIGATIONS (0.5%)
Federal Home Loan
 Mortgage Corp.
 5.75% PAC-1(11), 10/15/11 ....  $   454,373    $   453,379
                                              -------------
MORTGAGE RELATED (28.8%)
Federal Home Loan
 Mortgage Corp:
 7.0% TBA, 12/10/11............    5,900,000      5,898,159
 9.5%, 01/01/20 ...............        4,951          5,329
Federal National Mortgage
 Association:
 8.031%, 05/01/27 (a)..........    1,639,402      1,718,307
 7.0% 7 Year Balloon,
 04/01/03......................      503,023        504,284
 7.0% 7 Year Balloon,
 05/01/03......................      775,588        777,531
 7.0% 7 Year Balloon,
 06/01/03......................    4,828,104      4,840,203
 7.0% 7 Year Balloon,
 07/01/03......................    1,084,899      1,087,619
 7.0% 7 Year Balloon,
 08/01/03......................    2,059,778      2,064,938
Government National Mortgage
 Association:
 8.0%, 06/15/23................      961,303        980,530
 8.0%, 11/15/23................      287,762        293,518
 8.0%, 07/15/24................      294,082        299,964
 8.0%, 09/15/24................      362,341        369,588
 8.0%, 10/15/24................      271,178        276,602
 8.0%, 11/15/24................      278,497        284,067
 8.0%, 03/15/25................      326,433        332,962
 8.0%, 04/15/25................      321,914        328,353
 8.0%, 05/15/25................    1,496,347      1,526,276
 8.0%, 05/15/26................      714,987        729,289
 8.0%, 07/15/26................    3,051,008      3,112,030
                                              -------------
                                                 25,429,549
                                              -------------
U.S. GOVERNMENT & AGENCIES (68.5%)
Federal Home Loan Bank
 5.5%, 01/10/01 ...............  $ 4,500,000    $ 4,373,955
Resolution Funding S.T.R.I.P.S
 Zero Coupon Deb., 04/15/99 ...    5,000,000      4,367,750
Tennessee Valley Authority
 6.5%, 08/20/01 ...............    5,400,000      5,422,787
U.S. Treasury:
 6.125% Note, 08/31/98.........    6,800,000      6,819,128
 6.0% Note, 08/15/99...........   14,000,000     13,995,630
 5.5% Note, 12/31/00...........    6,600,000      6,447,375
 6.625% Note, 06/30/01.........    3,200,000      3,251,002
 6.25% Note, 10/31/01..........    4,000,000      4,002,500
 5.875% Note, 11/30/01.........    3,700,000      3,645,658
 11.875% Bond, 11/15/03........    6,300,000      8,213,625
                                              -------------
                                                 60,539,410
                                              -------------
TOTAL LONG-TERM DEBT SECURITIES (97.8%)
 (Amortized Cost $85,801,169) .                  86,422,338
                                              -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.0%, due 01/02/97............      500,000        499,931
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97............    5,700,000      5,699,097
                                              -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (7.0%) .............                   6,199,028
                                              -------------
TOTAL SHORT-TERM DEBT SECURITIES (7.0%)
 (Amortized Cost $6,199,028) ..                   6,199,028
                                              -------------
TOTAL INVESTMENTS (104.8%)
 (Amortized Cost $92,000,197) .                  92,621,366
OTHER ASSETS LESS LIABILITIES (-4.8%)            (4,236,941)
                                              -------------
NET ASSETS (100.0%)............                 $88,384,425
                                              =============
------------
(a)    Adjustable rate mortgage; stated interest rate in effect at December
       31, 1996.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (8.7%)
Reliance Industries Ltd.
 10.375%, 06/24/16+.............  $ 6,700,000    $  7,253,554
Soc Quimica Y Minera
 7.7%, 09/15/06+................    6,000,000       6,154,620
                                               --------------
 TOTAL BASIC MATERIALS (8.7%) ..                   13,408,174
                                               --------------
CREDIT SENSITIVE
BANKS (4.3%)
Zion's First National Bank
 8.536%, 12/15/26+..............    6,500,000       6,704,945
                                               --------------
FOREIGN GOVERNMENT (13.5%)
Government of Australia
 7.0%, 04/15/00.................   17,250,000      13,819,508
Republic of Poland
 4.0% PDI, 10/27/14(a)..........    8,500,000       7,182,500
                                               --------------
                                                   21,002,008
                                               --------------
INSURANCE (3.3%)
Conseco Finance Trust II
 8.7%, 11/15/26.................    5,050,000       5,076,109
                                               --------------
MORTGAGE RELATED (23.6%)
Chase Manhattan Grantor Trust
 5.2%, 02/15/02.................    5,926,867       5,874,854
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................    7,735,144       7,732,731
Federal National Mortgage
 Association:
 6.5%, 05/01/11.................   13,074,403      12,837,429
 6.5%, 08/01/11.................    2,124,701       2,086,191
 7.0%, 05/01/26.................    8,269,379       8,091,075
                                               --------------
                                                   36,622,280
                                               --------------
UTILITY--ELECTRIC (4.7%)
Empresa Electrica del Norte
 7.75%, 03/15/06+...............  $ 7,165,000    $  7,223,538
                                               --------------
UTILITY--GAS (3.3%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............    5,000,000       5,081,075
                                               --------------
U.S. GOVERNMENT (34.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........   25,290,000      25,511,288
 6.25% Note, 10/31/01...........   14,735,000      14,744,209
 5.75% Note, 08/15/03...........   13,000,000      12,610,000
                                               --------------
                                                   52,865,497
                                               --------------
 TOTAL CREDIT SENSITIVE
 (86.8%)........................                  134,575,452
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (95.5%)
 (Amortized Cost $145,706,771) .                  147,983,626
                                               --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97.............    5,300,000       5,299,161
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.4%)
 (Amortized Cost $5,299,161) ...                    5,299,161
                                               --------------
TOTAL INVESTMENTS (98.9%)
 (Amortized Cost $151,005,932) .                  153,282,787
OTHER ASSETS
 LESS LIABILITIES (1.1%)........                    1,740,685
                                               --------------
NET ASSETS (100.0%).............                 $155,023,472
                                               ==============

------------
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $32,417,732 or 20.9% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                     NUMBER         VALUE
                                   OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
Pegasus Media & Communications
 (Class B)*.....................          150    $     45,000
                                               -------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--
 Warrants*......................       11,850         17,775
                                               -------------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants*......................        5,000         20,000
Florists Transworld Corp.
 (Class B)*+....................       18,750         18,750
                                               -------------
 TOTAL CONSUMER CYCLICALS (0.0%)                      38,750
                                               -------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
 Inc.--Warrants*................          618         80,340
                                               -------------
SOAPS & TOILETRIES (0.1%)
Renaissance Cosmetics--
 Warrants*+ ....................        2,000        100,000
                                               -------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                  180,340
                                               -------------
TOTAL COMMON STOCKS
 AND WARRANTS (0.1%)
 (Cost $157,935)................                     281,865
                                               -------------
PREFERRED STOCKS:
BUSINESS SERVICES (3.4%)
PRINTING, PUBLISHING &
 BROADCASTING
Cablevision Systems Corp.
 11.125%, Series M (a)..........       75,495      6,775,676
                                               -------------
TOTAL PREFERRED STOCKS (3.4%)
 (Cost $7,042,039)..............                   6,775,676
                                               -------------
                                   PRINCIPAL
                                    AMOUNT
                                    ------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (4.9%)
Kaiser Aluminum & Chemical
 10.875%, 10/15/06+.............   $4,000,000      4,240,000
                                               -------------
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02.............    5,500,000      5,527,500
                                               -------------
                                                   9,767,500
                                               -------------
METALS & MINING (1.3%)
Great Lakes Carbon Corp.
 10.0%, 01/01/06................    2,500,000      2,650,000
                                               -------------
PAPER (3.4%)
FSW International
 12.5%, 11/01/06+...............    4,000,000      4,240,000
Maxxam Group Holdings, Inc.
 12.0%, 08/01/03+ ..............    2,500,000      2,550,000
                                               -------------
                                                   6,790,000
                                               -------------
STEEL (3.3%)
AK Steel Corp.
 9.125%, 12/15/06+.............   $4,000,000    $ 4,103,752
Ivaco, Inc.
 11.5%, 09/15/05 ..............    2,500,000      2,487,500
                                              --------------
                                                  6,591,252
                                              --------------
 TOTAL BASIC MATERIALS
 (12.9%).......................                  25,798,752
                                              --------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (16.3%)
All American Communications,
 Inc.
 10.875%, 10/15/01.............    4,000,000      4,060,000
Albritton Communications
 9.75%, 11/30/07...............    5,000,000      4,850,000
Goss Graphic Systems, Inc.
 12.0%, 10/15/06 ..............    5,250,000      5,407,500
Grupo Televisa S.A.
 Zero Coupon, 05/15/08 (b) ....    9,000,000      5,940,000
Park Broadcasting, Inc.
 11.75%, 05/15/04+.............    5,000,000      5,875,000
Telemundo Group, Inc.
 7.0%, 02/15/06 (c)............    6,735,000      6,499,275
                                              --------------
                                                 32,631,775
                                              --------------
TRUCKING, SHIPPING (2.1%)
Ryder Trucks Inc.
 10.0%, 12/01/06+..............   4,000,000       4,160,000
                                              --------------
 TOTAL BUSINESS SERVICES (18.4%)                 36,791,775
                                              --------------
CAPITAL GOODS
AEROSPACE (1.8%)
Hawk Corp.
 10.25%, 12/01/03+.............   3,500,000       3,570,000
                                              --------------
MACHINERY (2.1%)
Dictaphone Corp.
 11.75%, 08/01/05..............   4,500,000       4,140,000
                                              --------------
 TOTAL CAPITAL GOODS (3.9%) ...                   7,710,000
                                              --------------
CONSUMER CYCLICALS
AIRLINES (1.0%)
Continental Airlines, Inc.
 9.5%, 12/15/01+ ..............   2,000,000       2,030,000
                                              --------------
AUTO RELATED (1.5%)
Harvard Industries, Inc.
 12.0%, 07/15/04...............   3,500,000       3,027,500
                                              --------------
LEISURE RELATED (4.2%)
American Skiing Corp.
 12.0%, 07/15/06+..............   4,000,000       4,210,000
Waterford Gaming LLC
 12.75%, 11/15/03+.............   4,000,000       4,170,000
                                              --------------
                                                  8,380,000
                                              --------------
RETAIL--GENERAL (2.1%)
Pantry, Inc.
 12.0%, 11/15/00...............   4,500,000       4,241,250
                                              --------------
 TOTAL CONSUMER CYCLICALS (8.8%)                 17,678,750
                                              --------------

THE HUDSON RIVER TRUST
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
CONSUMER NONCYCLICALS
CONTAINERS (3.0%)
Gaylord Container Corp.
 11.5%, 05/15/01...............   $3,500,000    $  3,780,000
MVE, Inc.
 12.5%, 02/15/02...............    2,000,000       2,160,000
                                              --------------
                                                   5,940,000
                                              --------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Quest Diagnostic, Inc.
 10.75%, 12/15/06..............    3,452,000       3,624,600
Unison Healthcare Corp.
 12.25%, 11/01/06+.............    2,500,000       2,562,500
                                              --------------
                                                   6,187,100
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (6.1%)               12,127,100
                                              --------------
CREDIT SENSITIVE
FOREIGN GOVERNMENT (1.2%)
Republic of Russia
 Floater, 12/15/20 (d).........    4,000,000       2,335,000
                                              --------------
UTILITY--ELECTRIC (1.5%)
AES China Generating Co.
 10.125%, 12/15/06.............    3,000,000       3,120,000
                                              --------------
 TOTAL CREDIT SENSITIVE
 (2.7%)........................                    5,455,000
                                              --------------
ENERGY
OIL--DOMESTIC (7.9%)
Abraxas Petroleum Corp.
 11.5%, 11/01/04+..............    3,500,000       3,718,750
National Energy Group
 10.75%, 11/01/06+.............    6,500,000       6,760,000
TransTexas Gas Corp.
 Zero Coupon, 12/31/03 (b) ....    9,512,000       5,231,600
                                              --------------
                                                  15,710,350
                                              --------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Deeptech International, Inc.
 12.0%, 12/15/00...............    3,500,000       3,675,000
Transamerican Refining Corp.
 Zero Coupon, 02/15/02 (b) ....    6,750,000       5,568,750
                                              --------------
                                                   9,243,750
                                              --------------
 TOTAL ENERGY (12.5%)..........                   24,954,100
                                              --------------
TECHNOLOGY
ELECTRONICS (11.8%)
Advanced Micro Devices
 11.0%, 08/01/03...............    6,000,000       6,510,000
Anacomp, Inc.
 13.0%, 06/04/02 (e)...........   $4,500,000    $  4,826,250
Sullivan Graphic, Inc.
 12.75%, 08/01/05..............    5,000,000       4,825,000
Unisys Corp.:
 12.0%, 04/15/03...............    5,000,000       5,325,000
 11.75%, 10/15/04..............    2,000,000       2,135,000
                                              --------------
                                                  23,621,250
                                              --------------
TELECOMMUNICATIONS (12.8%)
CAI Wireless Systems, Inc.
 12.25%, 09/15/02..............    4,880,000       2,244,800
Celestica International, Inc.
 10.5%, 12/31/06+..............    2,500,000       2,625,000
Colt Telecom Group PLC
 Zero Coupon, 12/15/06 (b) ....    7,000,000       4,200,000
Ionica Corp. PLC
 13.5%, 08/15/06+ (f)..........    6,000,000       6,720,000
Lodgenet Entertainment
 10.25%, 12/15/06+.............    2,500,000       2,506,250
Nextel Communications
 Zero Coupon, 08/15/04 (b) ....    7,000,000       4,777,500
Phonetel Technologies, Inc.
 12.0%, 12/15/06...............    2,500,000       2,587,500
                                              --------------
                                                  25,661,050
                                              --------------
 TOTAL TECHNOLOGY (24.6%) .....                   49,282,300
                                              --------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost
 $174,112,832).................                  179,797,777
                                              --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.26%, due 01/15/97...........    2,300,000       2,295,296
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97............    8,400,000       8,398,670
                                              --------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (5.4%)..............                   10,693,966
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Amortized Cost $10,693,966) .                   10,693,966
                                              --------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost $192,006,772)              197,549,284
OTHER ASSETS
 LESS LIABILITIES (1.2%).......                    2,496,181
                                              --------------
NET ASSETS (100.0%)............                 $200,045,465
                                              ==============
------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $64,160,002 or 32.1% of net assets.
(a) Dividends may be paid-in-kind or in cash until a specific date; thereafter, all payments will be in cash.
(b) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
(d)    Security purchased on a when issued basis.
(e)    Paid-in-kind.
(f) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

                    See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (1.2%)
CHEMICALS
Dow Chemical Co. ...............     35,000     $  2,743,125
                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
WMX Technologies, Inc. .........     40,000        1,305,000
                                              --------------
PRINTING, PUBLISHING &
 BROADCASTING (3.3%)
Comcast Corp. (Class A) SPL ....     92,000        1,638,750
LibertyMediaGroup(ClassA)*  ...      62,000        1,770,875
Lin Television Corp.*...........     26,000        1,098,500
New York Times Co...............     41,000        1,558,000
Time Warner, Inc................     44,000        1,650,000
                                              --------------
                                                   7,716,125
                                              --------------
TRUCKING, SHIPPING (0.5%)
Xtra Corp.......................     26,500        1,149,438
                                              --------------
 TOTAL BUSINESS SERVICES
 (4.4%).........................                  10,170,563
                                              --------------
CAPITAL GOODS
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Louisiana Pacific Corp. ........     75,000        1,584,375
                                              --------------
ELECTRICAL EQUIPMENT (1.3%)
General Electric Co.............     30,000        2,966,250
                                              --------------
 TOTAL CAPITAL GOODS (2.0%)  ...                   4,550,625
                                              --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.8%)
Reebok International Ltd. ......     45,000        1,890,000
                                              --------------
AUTO RELATED (1.7%)
Goodyear Tire & Rubber Co. .....     76,500        3,930,188
                                              --------------
FOOD SERVICES, LODGING (0.4%)
Brinker International, Inc.* ...     60,000          960,000
                                              --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Black & Decker Corp.............     42,500        1,280,313
Sunbeam Corp. ..................     38,000          978,500
                                              --------------
                                                   2,258,813
                                              --------------
RETAIL--GENERAL (3.7%)
AutoZone, Inc.*.................     51,200        1,408,000
Dayton Hudson Corp..............     58,000        2,276,500
Federated Department Stores,
 Inc.*..........................     38,000        1,296,750
Price/Costco, Inc.*.............     75,000        1,884,374
Sears, Roebuck & Co. ...........     40,000        1,845,000
                                              --------------
                                                   8,710,624
                                              --------------
 TOTAL CONSUMER CYCLICALS (7.6%)                  17,749,625
                                              --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.6%)
Anheuser Busch, Inc. ...........     53,000        2,120,000
Pepsico, Inc....................    135,700        3,969,225
                                              --------------
                                                   6,089,225
                                              --------------
FOODS (5.7%)
Campbell Soup Co................     90,000        7,222,500
General Mills, Inc. ............     35,000        2,218,124
Nabisco Holdings Corp.
 (Class A)......................     54,000     $  2,099,250
Whitman Corp....................     76,000        1,738,500
                                              --------------
                                                  13,278,374
                                              --------------
DRUGS (7.0%)
Amgen, Inc.*....................     12,700          690,570
Bristol-Myers Squibb Co.........     25,000        2,718,750
Centocor, Inc.*.................    101,000        3,610,750
Merck & Co., Inc................    115,200        9,129,600
                                              --------------
                                                  16,149,670
                                              --------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Abbott Laboratories.............     60,000        3,045,000
                                              --------------
RETAIL--FOOD (0.5%)
Kroger Co.*.....................     23,000        1,069,500
                                              --------------
SOAPS & TOILETRIES (0.5%)
Gillette Corp...................     14,000        1,088,500
                                              --------------
TOBACCO (5.6%)
American Brands, Inc............     42,000        2,084,250
Philip Morris Cos., Inc.  ......     56,500        6,363,313
RJR Nabisco Holdings Corp. .....    135,500        4,607,000
                                              --------------
                                                  13,054,563
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (23.2%)              53,774,832
                                              --------------
CREDIT SENSITIVE
BANKS (5.7%)

Chase Manhattan Corp............     25,200       2,249,100
First Union Corp................     58,000       4,292,000
Morgan (J.P.) & Co., Inc. ......     24,000       2,343,000
Wells Fargo & Co. ..............     16,200       4,369,950
                                              --------------
                                                 13,254,050
                                              --------------
FINANCIAL SERVICES (2.0%)
Dean Witter Discover & Co.  ....     21,000       1,391,250
Merrill Lynch & Co., Inc. ......     40,000       3,260,000
                                              --------------
                                                  4,651,250
                                              --------------
INSURANCE (5.5%)
General Re Corp.................     26,400       4,164,600
ITT Hartford Group, Inc.........     56,600       3,820,500
PMI Group, Inc..................     48,600       2,691,225
Travelers Group, Inc............     45,333       2,056,985
                                              --------------
                                                 12,733,310
                                              --------------
UTILITY--ELECTRIC (4.2%)
Cinergy Corp....................     60,000       2,002,500
FPL Group, Inc..................     43,000       1,978,000
Houston Industries, Inc.........     60,000       1,357,500
NIPSCO Industries, Inc..........     28,000       1,109,500
Pinnacle West Capital Corp. ....     36,000       1,143,000
Texas Utilities Co..............     55,000       2,241,250
                                              --------------
                                                  9,831,750
                                              --------------
UTILITY--GAS (1.2%)
Consolidated Natural Gas Co.  ..     50,000       2,762,500
                                              --------------
UTILITY--TELEPHONE (5.2%)
AT&T Corp.......................    254,100      11,053,349
LCI International, Inc.*........     39,610         851,615
                                              --------------
                                                 11,904,964
                                              --------------
 TOTAL CREDIT SENSITIVE
 (23.8%)........................                 55,137,824
                                              --------------

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
ENERGY
COAL & GAS PIPELINES (0.9%)
MCN Corp. ......................     70,000     $  2,021,250
                                              --------------
OIL--DOMESTIC (0.3%)
Apache Corp.....................     22,000          778,250
                                              --------------
OIL--INTERNATIONAL (5.6%)
Exxon Corp......................     80,000        7,840,000
Mobil Corp......................     42,300        5,171,175
                                              --------------
                                                  13,011,175
                                              --------------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Transocean Offshore, Inc. ......      9,900          619,988
                                              --------------
RAILROADS (1.4%)
Canadian Pacific Ltd............     39,000        1,033,500
Union Pacific Corp..............     39,000        2,344,875
                                              --------------
                                                   3,378,375
                                              --------------
 TOTAL ENERGY (8.5%)............                  19,809,038
                                              --------------
TECHNOLOGY
ELECTRONICS (3.9%)
Atmel Corp.*....................     90,000        2,981,250
National Semiconductor Corp.* ..    153,000        3,729,375
Seagate Technology, Inc.* ......     12,811          506,035
Tyco International Ltd. ........     33,900        1,792,463
                                              --------------
                                                   9,009,123
                                              --------------
OFFICE EQUIPMENT (2.8%)
Compaq Computer Corp.*..........     25,000        1,856,250
International Business Machines
 Corp. .........................     20,000        3,020,000
Xerox Corp......................     30,000        1,578,750
                                              --------------
                                                   6,455,000
                                              --------------
TELECOMMUNICATIONS (4.1%)
ICG Communications, Inc.* ......     21,552          379,854
MFS Communications Co., Inc.* ..      1,045           56,953
Nokia Corp. (ADR)...............     62,000        3,572,750
Scientific Atlanta, Inc.........    100,000        1,500,000
Teleport Communications Group,
 Inc. (Class A)*................     79,700        2,430,850
Vodafone Group PLC (ADR)........     41,000        1,696,374
                                              --------------
                                                   9,636,781
                                              --------------
 TOTAL TECHNOLOGY (10.8%)  .....                  25,100,904
                                              --------------
DIVERSIFIED (0.7%)
MISCELLANEOUS
Allied Signal, Inc..............     27,000        1,809,000
                                              --------------
TOTAL COMMON STOCKS (82.2%)
 (Cost $168,673,703)............                 190,845,536
                                              --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Air Finance Trust
 8.5% Conv. ....................      7,500          502,500
                                              --------------
APPAREL, TEXTILE (0.2%)
Designer Finance Trust
 6.0% Conv. ....................      6,900          319,125
                                              --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                     821,625
                                              --------------
CONSUMER NONCYCLICALS (0.5%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ...................    23,100       $1,201,200
                                             --------------
CREDIT SENSITIVE
BANKS (0.3%)
First Chicago NBD Corp.
 5.75% Conv. Series B..........     7,600          685,900
                                             --------------
FINANCIAL SERVICES (0.1%)
Money Store
 6.5% Conv. ...................    12,000          328,500
                                             --------------
INSURANCE (0.3%)
PennCorp Financial Group, Inc.
 7.0% Conv.+ ..................    10,050          597,975
                                             --------------
 TOTAL CREDIT SENSITIVE
 (0.7%)........................                  1,612,375
                                             --------------
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv.....................    18,700        1,706,375
                                             --------------
TOTAL PREFERRED STOCKS (2.3%)
 (Cost $4,309,492) ............                  5,341,575
                                             --------------
                                   PRINCIPAL
                                    AMOUNT
                                    ------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+...........   $490,000       592,900
                                             --------------
PROFESSIONAL SERVICES (0.9%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............    220,000       431,475
Danka Business Systems PLC
 6.75% Conv., 04/01/02...........    470,000       634,500
First Financial Management Corp.
 5.0% Conv., 12/15/99............    655,000     1,101,218
                                             --------------
                                                 2,167,193
                                             --------------
 TOTAL BUSINESS SERVICES (1.2%)                  2,760,093
                                             --------------
CAPITAL GOODS (0.2%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........    510,000       484,500
                                             --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.3%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........    790,000       786,050
                                             --------------
FOOD SERVICES, LODGING (0.5%)
HFS, Inc.
 4.5% Conv., 10/01/99............    320,000     1,059,200
                                             --------------
RETAIL--GENERAL (0.5%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............    500,000       460,000
U.S. Office Products Co.
 5.5% Conv. Sub. Notes,
 02/01/01........................    490,000       637,000
                                             --------------
                                                 1,097,000
                                             --------------
 TOTAL CONSUMER CYCLICALS (1.3%)                 2,942,250
                                             --------------

THE HUDSON RIVER TRUST
GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996


-------------------------------------------------------------
                                   PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ ....   $  500,000    $   538,750
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+.........      505,000        530,250
                                               --------------
                                                   1,069,000
                                               --------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+.........      545,000        587,237
Healthsouth Corp.
 5.0% Conv., 04/01/01...........      270,000        558,563
Phycor, Inc.
 4.5% Conv., 02/01/03...........      540,000        525,825
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05...........      415,000        435,750
                                               --------------
                                                   2,107,375
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (1.4%)                3,176,375
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.9%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+..........      330,000        445,913
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03.........      760,000        760,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ...      365,000        487,731
Safeguard Scientifics
 6.0% Conv., 02/01/06+..........      345,000        376,050
                                               --------------
                                                   2,069,694
                                               --------------
INSURANCE (0.3%)
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+.........      660,000        716,100
                                               --------------
 TOTAL CREDIT SENSITIVE (1.2%)                     2,785,794
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06...........      395,000        489,800
Swift Energy Co.
 6.25% Conv., 11/15/06..........      375,000        411,563
                                               --------------
                                                     901,363
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+......................      370,000        429,200
                                               --------------
 TOTAL ENERGY (0.6%) ...........                   1,330,563
                                               --------------
TECHNOLOGY
ELECTRONICS (4.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+......................      905,000      1,400,487

Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 .....   $1,135,000    $ 2,008,950
 7.0% Conv. Sub. Euro,
 03/15/06.......................      100,000        177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05.........      500,000        647,500
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+.........      215,000        314,169
LSI Logic Corp.
 5.5% Conv., 03/15/01+..........      425,000        932,875
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+........      645,000        632,100
Sanmina Corporation
 5.5% Conv., 08/15/02+..........      750,000      1,568,438
SCI Systems, Inc.
 5.0% Conv., 05/01/06...........      780,000        891,150
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+......................      350,000        383,250
3Com Corp.
 10.25% Conv., 11/01/01+........      495,000      1,092,712
                                               --------------
                                                  10,048,631
                                               --------------
TELECOMMUNICATIONS (0.9%)
Bay Networks, Inc.
 5.25%, 05/15/03+...............      270,000        243,675
BBN Corp.
 6.0% Conv., 04/01/12...........      710,000        688,700
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ...    1,020,000      1,056,975
                                               --------------
                                                   1,989,350
                                               --------------
 TOTAL TECHNOLOGY (5.2%)  ......                  12,037,981
                                               --------------
DIVERSIFIED (0.4%)
MISCELLANEOUS
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 .....      585,000      1,159,763
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (11.5%)
 (Amortized Cost $22,329,200) ..                  26,677,319
                                               --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.25%, due 01/02/97............   3,000,000        2,999,563
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97.............   5,900,000        5,899,065
                                               --------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (3.9%) ..............                    8,898,628
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
 (Amortized Cost $8,898,628) ...                    8,898,628
                                               --------------
TOTAL INVESTMENTS (99.9%)
 (Cost/Amortized Cost $204,211,023)               231,763,058
OTHER ASSETS
 LESS LIABILITIES (0.1%)........                      317,330
                                               --------------
NET ASSETS (100.0%) ............                 $232,080,388
                                               ==============
------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $14,197,337 or 6.1% of net assets.
      Glossary:
      ADR--American Depository Receipt

                         See Notes to Financial Statements.

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
----------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.5%)
Air Products & Chemicals, Inc.  ...     7,400      $   511,525
Avery Dennison Corp. ..............     7,200          254,700
Dow Chemical Co. ..................    16,100        1,261,837
Dupont (E.I.) de Nemours & Co.  ...    37,300        3,520,187
Eastman Chemical Company...........     5,400          298,350
Ecolab, Inc. ......................     5,000          188,125
FMC Corp.*.........................     2,600          182,325
Goodrich (B.F.) Co. ...............     4,400          178,200
Grace (W.R.) & Co. ................     6,400          331,200
Hercules, Inc. ....................     6,800          294,100
Millipore Corp. ...................     5,000          206,875
Monsanto Co. ......................    38,900        1,512,238
Nalco Chemical Co..................     5,100          184,238
Rohm & Haas Co. ...................     4,200          342,825
Union Carbide Corp. ...............     8,400          343,350
                                                 --------------
                                                     9,610,075
                                                 --------------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp. ........     4,400          205,700
Morton International, Inc. ........    10,100          411,575
Raychem Corp. .....................     3,000          240,375
Sigma-Aldrich Corp. ...............     3,600          224,775
                                                 --------------
                                                     1,082,425
                                                 --------------
METALS & MINING (1.2%)
Alcan Aluminium Ltd................       900           30,262
Alcan Aluminium Ltd. (Canada) .....    14,800          499,908
Aluminum Co. of America............    12,400          790,500
Barrick Gold Corp. ................    23,500          675,625
Cyprus Amax Minerals Co. ..........     7,900          184,663
Engelhard Corp. ...................     9,450          180,731
Freeport-McMoRan
 Copper & Gold, Inc. (Class B) ....    13,600          406,300
Homestake Mining Co. ..............    11,700          166,725
Inco Ltd. .........................    12,000          382,500
Newmont Mining Corp. ..............     6,948          310,923
Phelps Dodge Corp. ................     4,600          310,500
Placer Dome, Inc. .................    17,000          369,750
Reynolds Metals Co. ...............     4,300          242,412
Santa Fe Pacific Gold Corp.  ......    12,420          190,958
                                                 --------------
                                                     4,741,757
                                                 --------------
PAPER (1.3%)
Champion International Corp.  .....     6,400          276,800
Georgia Pacific Corp. .............     6,100          439,200
International Paper Co. ...........    20,225          816,584
James River Corp...................     6,000          198,750
Kimberly Clark Corp. ..............    19,022        1,811,846
Mead Corp. ........................     3,500          203,438
Moore Corp. Ltd. ..................     9,100          185,412
Stone Container Corp. .............    12,400          184,450
Temple Inland, Inc. ...............     3,900          211,087
Union Camp Corp. ..................     4,800          229,200
Westvaco Corp. ....................     7,500          215,625
Willamette Industries, Inc.  ......     3,900          271,538
                                                 --------------
                                                     5,043,930
                                                 --------------
STEEL (0.3%)
Allegheny Teledyne, Inc. ..........    10,600      $   243,800
Bethlehem Steel Corp.*.............    13,600          122,400
Nucor Corp. .......................     6,100          311,100
USX-U.S. Steel Group...............     6,300          197,663
Worthington Industries, Inc.  .....     8,400          152,250
                                                 --------------
                                                     1,027,213
                                                 --------------
 TOTAL BASIC MATERIALS (5.6%) .....                 21,505,400
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc.  .    14,100          370,125
Johnson Controls, Inc. ............     2,800          232,050
WMX Technologies, Inc. ............    32,300        1,053,788
                                                 --------------
                                                     1,655,963
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (1.9%)
Comcast Corp. (Class A) SPL........    21,600          384,750
Deluxe Corp. ......................     6,500          212,875
Donnelley (R.R.) & Sons Co.  ......    10,000          313,750
Dow Jones & Co., Inc. .............     6,400          216,800
Dun & Bradstreet Corp. ............    12,100          287,375
Gannett Co. .......................     9,300          696,338
Jostens, Inc. .....................     8,692          183,619
King World Productions, Inc.* .....     5,200          191,750
Knight-Ridder, Inc. ...............     6,600          252,450
McGraw-Hill Companies, Inc.  ......     6,600          304,425
New York Times Co. ................     6,900          262,200
TCI Group (Class A)*...............    44,000          574,750
Time Warner, Inc. .................    37,700        1,413,750
Times Mirror Co. (Class A).........     6,600          328,350
Tribune Co. .......................     4,100          323,387
U.S. West Media Group*.............    41,400          765,900
Viacom, Inc. (Class A)*............     1,000           34,500
Viacom, Inc. (Class B)*............    22,500          784,687
                                                 --------------
                                                     7,531,656
                                                 --------------
PROFESSIONAL SERVICES (0.4%)
Block (H&R), Inc. .................     7,200          208,800
Ceridian Corp.*....................     5,000          202,500
Cognizant Corp. ...................    11,400          376,200
Interpublic Group Cos., Inc.  .....     5,400          256,500
Service Corp. International........    15,400          431,215
                                                 --------------
                                                     1,475,215
                                                 --------------
TRUCKING, SHIPPING (0.3%)
Federal Express Corp.*.............     7,800          347,100
Laidlaw, Inc. (Class B)............    20,800          239,200
Ryder System, Inc. ................     6,700          188,437
                                                 --------------
                                                       774,737
                                                 --------------
 TOTAL BUSINESS SERVICES (3.0%) ...                 11,437,571
                                                 --------------
CAPITAL GOODS
AEROSPACE (2.2%)
Boeing Co. ........................    24,267        2,581,402
General Dynamics Corp. ............     4,600          324,300
Lockheed Martin Corp. .............    12,704        1,162,416
McDonnell Douglas Corp. ...........    14,000          896,000
Northrop Grumman Corp. ............     4,000          331,000
Raytheon Co. ......................    15,600          750,750

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
----------------------------------  -----------  --------------
Rockwell International Corp.  .....     15,900     $   967,913
TRW, Inc. .........................      8,400         415,800
United Technologies Corp. .........     15,900       1,049,400
                                                 --------------
                                                     8,478,981
                                                 --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Armstrong World Industries, Inc.  .      2,900         201,550
Crane Co. .........................      6,600         191,400
Louisiana Pacific Corp. ...........      8,600         181,675
Masco Corp. .......................     11,500         414,000
Owens Corning......................      4,600         196,075
PPG Industries, Inc. ..............     12,100         679,113
Sherwin Williams Co. ..............      5,800         324,800
Weyerhaeuser Co. ..................     13,300         630,087
                                                 --------------
                                                     2,818,700
                                                 --------------
ELECTRICAL EQUIPMENT (3.5%)
Emerson Electric Co. ..............     14,800       1,431,900
General Electric Co. ..............    110,100      10,886,138
Grainger (W.W.), Inc. .............      3,700         296,925
Thomas & Betts Corp................      4,200         186,375
Westinghouse Electric Corp.  ......     28,100         558,487
                                                 --------------
                                                    13,359,825
                                                 --------------
MACHINERY (1.3%)
Case Corp. ........................      4,900         267,050
Caterpillar, Inc. .................     12,700         955,675
Cooper Industries, Inc. ...........      7,200         303,300
Cummins Engine, Inc. ..............      4,400         202,400
Deere & Co.........................     17,200         698,750
Dover Corp. .......................      7,500         376,875
Fluor Corp. .......................      5,800         363,950
Foster Wheeler Corp. ..............      5,100         189,338
General Signal Corp. ..............      4,500         192,375
Harnischfeger Industries Corp.  ...      4,100         197,312
Illinois Tool Works, Inc...........      8,200         654,975
Ingersoll Rand Co. ................      7,300         324,850
Pall Corp..........................      8,200         209,100
Parker-Hannifin Corp. .............      5,300         205,375
                                                 --------------
                                                     5,141,325
                                                 --------------
 TOTAL CAPITAL GOODS (7.7%)........                 29,798,831
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.*.........................      5,700         502,313
Delta Air Lines, Inc...............      4,700         333,113
Southwest Airlines Co. ............      9,100         201,337
USAir Group, Inc.*.................      7,400         172,975
                                                 --------------
                                                     1,209,738
                                                 --------------
APPAREL, TEXTILE (0.6%)
Fruit of the Loom, Inc.*...........      5,000         189,375
Liz Claiborne, Inc. ...............      4,700         181,537
National Service Industries, Inc.        5,200         194,350
Nike, Inc. (Class B)...............     18,600       1,111,350
Reebok International Ltd. .........      5,200         218,400
Russell Corp. .....................      6,500         193,375
VF Corp. ..........................      4,200         283,500
                                                 --------------
                                                     2,371,887
                                                 --------------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. ..........      7,400     $   146,150
Dana Corp. ........................      6,200         202,275
Eaton Corp. .......................      5,600         390,600
Echlin, Inc. ......................      5,500         173,938
Genuine Parts Co...................      8,500         378,250
Goodyear Tire & Rubber Co..........      9,100         467,512
Snap-On, Inc. .....................      5,050         179,906
                                                 --------------
                                                     1,938,631
                                                 --------------
AUTOS & TRUCKS (1.8%)
Chrysler Corp. ....................     47,800       1,577,400
Ford Motor Co. ....................     77,800       2,479,875
General Motors Corp. ..............     49,600       2,765,200
Paccar, Inc........................      2,800         190,400
                                                 --------------
                                                     7,012,875
                                                 --------------
FOOD SERVICES, LODGING (0.9%)
Harrah's Entertainment, Inc.* .....     10,500         208,688
HFS, Inc.*.........................      8,700         519,825
Marriott International, Inc.  .....      8,500         469,625
McDonald's Corp. ..................     45,500       2,058,875
Wendy's International, Inc.  ......      9,000         184,500
                                                 --------------
                                                     3,441,513
                                                 --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.4%)
Black & Decker Corp. ..............      6,200         186,775
Maytag Corp. ......................      9,100         179,725
Newell Co. ........................     10,500         330,750
Rubbermaid, Inc. ..................     10,800         245,700
Stanley Works......................      6,600         178,200
Whirlpool Corp. ...................      5,200         242,450
Zenith Electronics Corp.*..........      1,205          13,104
                                                 --------------
                                                     1,376,704
                                                 --------------
LEISURE RELATED (1.5%)
American Greetings Corp. ..........      7,100         201,463
Brunswick Corp. ...................     7,700         184,800
CUC International, Inc.*...........    26,050         618,687
Disney (Walt) Co. .................    45,100       3,140,087
Hasbro, Inc. ......................     6,400         248,800
Hilton Hotels Corp. ...............    16,400         428,450
ITT Corp.*.........................     8,100         351,338
Mattel, Inc........................    17,743         492,368
                                                 --------------
                                                    5,665,993
                                                 --------------
PHOTO & OPTICAL (0.6%)
Allergan, Inc. ....................     5,400         192,375
Bausch & Lomb, Inc.................     5,200         182,000
Eastman Kodak Co. .................    21,400       1,717,350
Polaroid Corp. ....................     4,100         178,350
                                                 --------------
                                                    2,270,075
                                                 --------------
RETAIL--GENERAL (3.7%)
Circuit City Stores, Inc. .........     7,100         213,888
CVS Corp. .........................     7,000         289,625
Dayton Hudson Corp. ...............    14,400         565,200
Dillard Department Stores, Inc.
 (Class A).........................     7,600         234,650
Federated Department Stores,
 Inc.*.............................    13,800         470,925

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
Gap, Inc. .........................     18,900     $   569,362
Harcourt General, Inc. ............      4,600         212,175
Home Depot, Inc. ..................     32,000       1,604,000
K-Mart Corp.*......................     32,200         334,075
Limited, Inc. .....................     18,000         330,750
Lowe's Cos., Inc. .................     11,500         408,250
May Department Stores Co. .........     16,800         785,400
Nordstrom, Inc.....................      5,400         191,362
Penney (J.C.), Inc.................     15,400         750,750
Pep Boys Manny Moe & Jack..........      5,500         169,125
Price/Costco, Inc.*................     13,100         329,138
Rite Aid Corp. ....................      8,200         325,950
Sears, Roebuck & Co. ..............     26,100       1,203,863
Tandy Corp. .......................      4,300         189,200
TJX Cos., Inc......................      5,300         251,088
Toys R Us, Inc.*...................     18,300         549,000
Tupperware Corp. ..................      4,200         225,225
Wal-Mart Stores, Inc. .............    152,700       3,493,012
Walgreen Co. ......................     16,400         656,000
Woolworth Corp.*...................      9,400         205,625
                                                 --------------
                                                    14,557,638
                                                 --------------
 TOTAL CONSUMER CYCLICALS (10.3%)                   39,845,054
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.7%)
Anheuser Busch, Inc. ..............     33,700       1,348,000
Brown Forman Corp. (Class B) ......      4,700         215,025
Coca-Cola Co. .....................    165,900       8,730,488
Pepsico, Inc. .....................    103,100       3,015,675
Seagram Ltd. ......................     25,200         976,500
                                                 --------------
                                                    14,285,688
                                                 --------------
CONTAINERS (0.2%)
Bemis, Inc. .......................      5,300         195,437
Crown Cork & Seal Co., Inc.  ......      8,300         451,313
                                                 --------------
                                                       646,750
                                                 --------------
DRUGS (6.3%)
ALZA Corp. (Class A)*..............      7,300         188,888
American Home Products Corp.  .....     42,400       2,485,700
Amgen, Inc.*.......................     17,600         957,000
Bristol-Myers Squibb Co. ..........     33,300       3,621,375
Lilly (Eli) & Co. .................     36,700       2,679,100
Merck & Co., Inc. .................     80,400       6,371,700
Pharmacia & Upjohn, Inc. ..........     33,890       1,342,891
Pfizer, Inc. ......................     42,800       3,547,050
Schering Plough Corp. .............     24,700       1,599,325
Warner-Lambert Co. ................     18,100       1,357,500
                                                 --------------
                                                    24,150,529
                                                 --------------
FOODS (2.5%)
Archer Daniels Midland Co. ........     36,074         793,628
Campbell Soup Co. .................     15,500       1,243,875
ConAgra, Inc. .....................     16,000         796,000
CPC International, Inc. ...........      9,500         736,250
General Mills, Inc. ...............     10,400         659,100
Heinz (H.J.) Co. ..................     24,350         870,513
Hershey Foods Corp. ...............     10,200         446,250
Kellogg Co. .......................     14,000         918,750
Pioneer Hi Bred International,
 Inc. .............................      5,500         385,000
Quaker Oats Co. ...................      9,000         343,125
Ralston Purina Group...............      7,000         513,625
Sara Lee Corp. ....................     32,100     $ 1,195,725
Whitman Corp. .....................      9,000         205,875
Wrigley (Wm.), Jr. Co. ............      7,700         433,125
                                                 --------------
                                                     9,540,841
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories................     51,600       2,618,700
Baxter International, Inc. ........     18,100         742,100
Becton Dickinson & Co. ............      8,300         360,012
Biomet, Inc. ......................     12,400         187,550
Boston Scientific Corp.*...........     11,800         708,000
Columbia/HCA Healthcare Corp. .....     44,600       1,817,450
Guidant Corp. .....................      4,900         279,300
Humana, Inc.*......................     11,200         214,200
Johnson and Johnson................     88,500       4,402,875
Medtronic, Inc. ...................     15,900       1,081,200
Mallinckrodt, Inc. ................      5,100         225,037
Saint Jude Medical, Inc.*..........      5,750         245,093
Tenet Healthcare Corp.*............     14,400         315,000
United Healthcare Corp. ...........     12,300         553,500
U.S. Surgical Corp. ...............      5,200         204,750
                                                 --------------
                                                    13,954,767
                                                 --------------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................     16,800         598,500
American Stores Co. ...............      9,700         396,488
Giant Food, Inc. (Class A).........      5,500         189,750
Kroger Co.*........................      8,400         390,600
Supervalu, Inc. ...................      6,800         192,950
Sysco Corp. .......................     11,900         388,238
Winn Dixie Stores, Inc. ...........     10,100         319,412
                                                 --------------
                                                     2,475,938
                                                 --------------
SOAPS & TOILETRIES (2.9%)
Avon Products, Inc. ...............      9,500         542,688
Clorox Co. ........................      3,700         371,387
Colgate Palmolive Co. .............      9,800         904,050
Gillette Corp. ....................     29,800       2,316,950
International Flavors &
 Fragrances, Inc. .................     7,700          346,500
Procter & Gamble Co................    45,600        4,902,000
Unilever N.V. .....................    10,700        1,875,175
                                                 --------------
                                                    11,258,750
                                                 --------------
TOBACCO (2.0%)
American Brands, Inc. .............    11,300          560,763
Loews Corp. .......................     7,600          716,300
Philip Morris Cos., Inc. ..........    54,000        6,081,750
UST, Inc. .........................    13,300          430,587
                                                 --------------
                                                     7,789,400
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (21.8%)                84,102,663
                                                 --------------
CREDIT SENSITIVE
BANKS (7.5%)
Ahmanson (H.F.) & Co. .............     7,000          227,500
Banc One Corp. ....................    28,380        1,220,340
Bank of Boston Corp. ..............    10,100          648,925
Bank of New York Co. ..............    26,000          877,500
BankAmerica Corp. .................    23,800        2,374,050
Bankers Trust New York Corp.  .....     5,700          491,625
Barnett Banks, Inc. ...............    12,900          530,513
Boatmen's Bancshares, Inc. ........    10,300          664,350
Chase Manhattan Corp. .............    29,140        2,600,745

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
Citicorp...........................    31,200      $ 3,213,600
Comerica, Inc. ....................     7,100          371,863
CoreStates Financial Corp. ........    14,800          767,750
Fifth Third Bancorp................     7,000          439,687
First Bank Systems.................     8,900          607,425
First Chicago NBD Corp. ...........    21,149        1,136,759
First Union Corp. .................    18,845        1,394,530
Golden West Financial Corp.  ......     4,100          258,812
Great Western Financial Corp.  ....     9,700          281,300
KeyCorp. ..........................    14,900          752,450
Mellon Bank Corp. .................     8,600          610,600
Morgan (J.P.) & Co., Inc. .........    12,400        1,210,550
National City Corp. ...............    14,700          659,663
NationsBank Corp. .................    19,100        1,867,025
Norwest Corp. .....................    24,600        1,070,100
PNC Bank Corp. ....................    22,600          850,325
Republic New York Corp. ...........     3,900          318,337
Suntrust Banks, Inc. ..............    14,800          728,900
U.S. Bancorp.......................    10,000          449,375
Wachovia Corp. ....................    11,000          621,500
Wells Fargo & Co. .................     6,200        1,672,450
                                                 --------------
                                                    28,918,549
                                                 --------------
FINANCIAL SERVICES (2.0%)
American Express Co. ..............    31,400        1,774,100
Beneficial Corp. ..................     3,600          228,150
Dean Witter Discover & Co. ........    10,700          708,875
Fleet Financial Group, Inc.  ......    17,379          866,778
Green Tree Financial Corp. ........     9,100          351,488
Household International, Inc.  ....     6,400          590,400
MBIA, Inc. ........................     2,900          293,625
MBNA Corp. ........................    14,750          612,125
Merrill Lynch & Co., Inc. .........    10,900          888,350
Morgan Stanley Group, Inc. ........    10,100          576,962
Salomon, Inc. .....................     7,200          339,300
Transamerica Corp. ................     4,400          347,600
                                                 --------------
                                                     7,577,753
                                                 --------------
INSURANCE (3.8%)
Aetna, Inc. .......................     9,943          795,440
Allstate Corp. ....................    29,238        1,692,149
American General Corp. ............    13,400          547,725
American International Group, Inc.     30,950        3,350,338
Aon Corp. .........................     7,100          441,088
Chubb Corp. .......................    11,500          618,125
CIGNA Corp. .......................     5,000          683,125
General Re Corp. ..................     5,400          851,850
ITT Hartford Group, Inc. ..........     7,700          519,750
Jefferson-Pilot Corp. .............     4,700          266,137
Lincoln National Corp. Industries .     6,900          362,250
Marsh & McLennan Cos., Inc.  ......     4,700          488,800
MGIC Investment Corp. .............     4,200          319,200
Providian Corp. ...................     6,200          318,525
Safeco Corp. ......................     8,300          327,331
Saint Paul Cos., Inc. .............     5,500          322,438
Torchmark Corp.....................     4,600          232,300
Travelers Group, Inc...............    42,500        1,928,438
UNUM Corp. ........................     4,800          346,800
USF&G Corp. .......................     9,100          189,962
USLIFE Corp. ......................     5,800          192,850
                                                 --------------
                                                    14,794,621
                                                 --------------
MORTGAGE RELATED (1.0%)
Federal Home Loan
 Mortgage Corp. ...................    11,900      $ 1,310,488
Federal National Mortgage
 Association.......................    72,400        2,696,900
                                                 --------------
                                                     4,007,388
                                                 --------------
UTILITY--ELECTRIC (2.8%)
American Electric Power, Inc.  ....    12,400          509,950
Baltimore Gas & Electric Co. ......     9,800          262,150
Carolina Power & Light Co..........    10,100          368,650
Central & South West Corp..........    14,000          358,750
Cinergy Corp. .....................    10,513          350,871
Consolidated Edison Co. N.Y., Inc.     15,600          456,300
Dominion Resources, Inc. ..........    12,000          462,000
DTE Energy Co. ....................     9,600          310,800
Duke Power Co. ....................    13,400          619,750
Edison International...............    28,800          572,400
Entergy Corp. .....................    15,300          424,575
FPL Group, Inc. ...................    12,100          556,600
GPU, Inc...........................     8,000          269,000
Houston Industries, Inc............    15,600          352,950
Niagara Mohawk Power Co.*..........    17,900          176,763
Northern States Power Co...........     4,900          224,787
Ohio Edison Co. ...................    10,100          229,775
Pacific Gas & Electric Co. ........    27,400          575,400
Pacificorp.........................    19,600          401,800
Peco Energy Co. ...................    14,800          373,700
PP&L Resources, Inc. ..............    11,500          264,500
Public Service Enterprise Group ...    15,800          430,550
Southern Co. ......................    44,700        1,011,337
Texas Utilities Co.................    14,900          607,175
Unicom Corporation.................    14,300          387,887
Union Electric Co. ................     6,800          261,800
                                                 --------------
                                                    10,820,220
                                                 --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc...........     3,900          248,137
Consolidated Natural Gas Co.  .....     6,300          348,075
ENRON Corp. .......................    16,900          728,813
Nicor, Inc. .......................     5,200          185,900
Peoples Energy Corp. ..............     5,800          196,475
                                                 --------------
                                                     1,707,400
                                                 --------------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. ......................     13,400         420,425
Ameritech Corp. ...................     36,400       2,206,750
AT&T Corp..........................    107,400       4,671,900
Bell Atlantic Corp. ...............     29,000       1,877,750
BellSouth Corp. ...................     65,900       2,660,712
GTE Corp. .........................     63,800       2,902,900
NYNEX Corp. .......................     29,200       1,405,250
Pacific Telesis Group..............     28,400       1,043,700
SBC Communications, Inc............     40,000       2,070,000
Sprint Corp. ......................     28,500       1,136,437
U.S. West Communications Group ....     31,700       1,022,325
WorldCom, Inc.*....................     28,300         737,569
                                                 --------------
                                                    22,155,718
                                                 --------------
 TOTAL CREDIT SENSITIVE (23.3%) ...                 89,981,649
                                                 --------------

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
ENERGY
COAL & GAS PIPELINES (0.8%)
Burlington Resources, Inc. ........     8,200      $   413,075
Coastal Corp. .....................     7,000          342,125
Pacific Enterprises Ltd. ..........     6,400          194,400
Panenergy Corp. ...................    10,000          450,000
Praxair, Inc. .....................    10,400          479,700
Sonat, Inc. .......................     5,700          293,550
Tenneco, Inc. .....................    11,300          509,913
Williams Cos., Inc. ...............    10,350          388,125
                                                 --------------
                                                     3,070,888
                                                 --------------
OIL--DOMESTIC (2.2%)
Amerada Hess Corp. ................     6,100          353,037
Amoco Corp. .......................    32,600        2,624,300
Ashland, Inc. .....................     4,800          210,600
Atlantic Richfield Co. ............    10,600        1,404,500
Kerr McGee Corp. ..................     3,300          237,600
Louisiana Land & Exploration Corp.      3,300          176,963
Occidental Petroleum Corp. ........    22,900          535,288
Oryx Energy Co.*...................     8,000          198,000
Pennzoil Co........................     3,300          186,450
Phillips Petroleum Co. ............    17,300          765,524
Sun, Inc. .........................     7,600          185,250
Union Pacific Resources Group,
 Inc. .............................    16,408          479,934
Unocal Corp. ......................    16,400          666,250
USX-Marathon Group.................    19,800          472,725
                                                 --------------
                                                     8,496,421
                                                 --------------
OIL--INTERNATIONAL (5.7%)
Chevron Corp. .....................    43,300        2,814,500
Exxon Corp. .......................    82,700        8,104,600
Mobil Corp. .......................    26,100        3,190,725
Royal Dutch Petroleum Co. (ADR) ...    35,500        6,061,625
Texaco, Inc. ......................    17,500        1,717,188
                                                 --------------
                                                    21,888,638
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Baker Hughes, Inc. ................     9,500          327,750
Dresser Industries, Inc. ..........    11,600          359,600
Halliburton Co. ...................     8,300          500,075
McDermott International, Inc.  ....    11,900          197,838
Rowan Cos., Inc.*..................     8,900          201,363
Schlumberger, Ltd. ................    16,300        1,627,962
Western Atlas, Inc.*...............     3,900          276,412
                                                 --------------
                                                     3,491,000
                                                 --------------
RAILROADS (0.9%)
Burlington Northern Santa Fe ......    10,151          876,793
Conrail, Inc. .....................     5,647          562,582
CSX Corp. .........................    14,400          608,400
Norfolk Southern Corp. ............     8,300          726,250
Union Pacific Corp. ...............    16,200          974,025
                                                 --------------
                                                     3,748,050
                                                 --------------
 TOTAL ENERGY (10.5%)..............                 40,694,997
                                                 --------------
TECHNOLOGY
ELECTRONICS (5.0%)
Advanced Micro Devices, Inc.* .....     9,900          254,925
AMP, Inc...........................    14,500          556,438
Applied Materials, Inc.*...........    11,900      $   427,656
Bay Networks, Inc.*................    13,700          285,988
Cabletron Systems, Inc.*...........    10,300          342,475
Cisco Systems, Inc.*...............    43,200        2,748,600
EMC Corp.*.........................    15,400          510,125
General Instrument Corp.*..........     9,100          196,788
Harris Corp. ......................     3,000          205,875
Intel Corp. .......................    54,300        7,109,906
ITT Industries, Inc. ..............     8,400          205,800
LSI Logic Corp.*...................     8,900          238,075
Micron Technology, Inc.............    13,800          401,925
Motorola, Inc. ....................    39,200        2,405,900
National Semiconductor Corp.* .....     9,200          224,250
Perkin-Elmer Corp..................     3,600          211,950
Seagate Technology, Inc.*..........    14,200          560,900
Tektronix, Inc. ...................     3,700          189,625
Texas Instruments, Inc. ...........    12,600          803,250
Tyco International, Ltd. ..........    10,400          549,900
3Com Corp.*........................    11,500          843,812
                                                 --------------
                                                    19,274,163
                                                 --------------
OFFICE EQUIPMENT (3.7%)
Amdahl Corp.*......................    14,400          174,600
Apple Computer, Inc.*..............     8,600          179,525
Compaq Computer Corp.*.............    17,900        1,329,075
Dell Computer Corp.*...............    11,900          632,188
Digital Equipment Corp.*...........    10,300          374,663
Hewlett-Packard Co. ...............    67,300        3,381,825
Honeywell, Inc.....................     8,400          552,300
International Business Machines
 Corp. ............................    34,300        5,179,300
Pitney Bowes, Inc..................     9,800          534,100
Sun Microsystems, Inc.*............    24,300          624,206
Unisys Corp.*......................     3,200           21,600
Xerox Corp. .......................    21,500        1,131,437
                                                 --------------
                                                    14,114,819
                                                 --------------
OFFICE EQUIPMENT SERVICES (3.2%)
Autodesk, Inc. ....................     6,700          187,600
Automatic Data Processing, Inc.  ..    19,300          827,488
Computer Associates International,
 Inc. .............................    24,250        1,206,438
Computer Sciences Corp.*...........     5,100          418,838
First Data Corp. ..................    29,800        1,087,700
Microsoft Corp.*...................    79,200        6,543,900
Novell, Inc.*......................    25,700          243,345
Oracle Corp.*......................    43,525        1,817,169
Silicon Graphics, Inc.*............    12,500          318,750
                                                 --------------
                                                    12,651,228
                                                 --------------
TELECOMMUNICATIONS (1.6%)
AirTouch Communications, Inc.* ....    33,300          840,825
Andrew Corp.*......................     4,175          221,536
Cox Communications Inc.
 (Class A)*........................        95            2,197
DSC Communications Corp.*..........    10,300          184,113
Lucent Technologies, Inc...........    42,094        1,946,848
MCI Communications Corp............    45,400        1,484,012
Northern Telecommunications Ltd.  .    17,100        1,058,062
Tellabs, Inc.*.....................    12,600          474,075
                                                 --------------
                                                     6,211,668
                                                 --------------
 TOTAL TECHNOLOGY (13.5%)..........                 52,251,878
                                                 --------------

THE HUDSON RIVER TRUST
EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS  (Concluded)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Alco Standard Corp. ...............     8,800      $    454,300
Allied Signal, Inc. ...............    18,800         1,259,600
Corning, Inc. .....................    15,200           703,000
Minnesota Mining & Manufacturing
 Co. ..............................    27,700         2,295,637
Textron, Inc. .....................     5,500           518,375
                                                 --------------
 TOTAL DIVERSIFIED (1.4%)..........                   5,230,912
                                                 --------------
TOTAL COMMON STOCKS (97.1%)
 (Cost $312,422,283)...............                 374,848,955
                                                 --------------

---------------------------------------------------------------
                                PRINCIPAL        VALUE
                                  AMOUNT       (NOTE 1)
---------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97..........   $7,700,000   $  7,698,780
U.S. Treasury
 5.0%, due 02/20/97** .......      500,000        496,521
                                            -------------
 TOTAL U.S. GOVERNMENT &
  AGENCIES (2.1%)............                   8,195,301
                                            -------------
TOTAL SHORT-TERM DEBT SECURITIES (2.1%)
 (Amortized Cost
 $8,195,301).................                   8,195,301
                                            -------------
TOTAL INVESTMENTS (99.2%) ...
 (Cost/Amortized Cost $320,617,584)           383,044,256
OTHER ASSETS
 LESS LIABILITIES (0.8%) ....                   3,204,925
                                            -------------
NET ASSETS (100.0%)..........                $386,249,181
                                            =============
------------------
Financial Futures Contracts outstanding at December 31, 1996:

                        EXPIRATION       NUMBER        ORIGINAL      VALUE AT      UNREALIZED
DESCRIPTION                DATE       OF CONTRACTS      VALUE        12/31/96     DEPRECIATION
--------------------  ------------  --------------  ------------  ------------  --------------
LONG S&P 500 INDEX*        3/97            21         $7,986,250    $7,817,250     $(169,000)



------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996


---------------------------------------------------------------
                                       NUMBER         VALUE
                                     OF SHARES       (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (1.0%)
Grace (W.R.) & Co. ...............     356,100     $ 18,428,175
Monsanto Co.......................   1,245,000       48,399,375
                                                 --------------
 TOTAL BASIC MATERIALS (1.0%) ....                   66,827,550
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
WMX Technologies, Inc. ...........     900,000       29,362,500
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Chris Craft Industries, Inc.
 (Class B)*++ ....................   1,190,444       49,849,843
Comcast Corp. (Class A) SPL ......   1,031,800       18,378,938
Liberty Media Group (Class A)* ...   1,523,309       43,509,513
TCI Group (Class A)*..............   9,094,236      118,793,458
TCI Satellite Entertainment, Inc.
 (Class A)*.......................     919,423        9,079,302
Time Warner, Inc..................     190,000        7,125,000
U.S. West Media Group*............     855,000       15,817,500
                                                 --------------
                                                    262,553,554
                                                 --------------
PROFESSIONAL SERVICES (2.4%)
ADT Ltd.*.........................     446,000       10,202,250
Ceridian Corp.*++.................   3,665,000      148,432,500
Cognizant Corp. ..................     130,000        4,290,000
                                                 --------------
                                                    162,924,750
                                                 --------------
 TOTAL BUSINESS SERVICES (6.8%) ..                  454,840,804
                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
LoralSpace&Communications*(a)        1,540,000       28,297,500
                                                 --------------
ELECTRICAL EQUIPMENT (0.6%)
Westinghouse Electric Corp.  .....   1,785,000       35,476,875
                                                 --------------
 TOTAL CAPITAL GOODS (1.0%) ......                   63,774,375
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.5%)
Delta Air Lines, Inc..............     200,000       14,175,000
Northwest Airlines Corp.
 (Class A)*.......................      93,300        3,650,363
UAL Corp.*........................     291,700       18,231,250
                                                 --------------
                                                     36,056,613
                                                 --------------
LEISURE RELATED (3.6%)
CUC International, Inc.*(a) ......   6,618,700      157,194,125
Disney (Walt) Co..................     153,000       10,652,625
Hasbro, Inc.......................     336,100       13,065,888
ITT Corp.*........................   1,322,600       57,367,775
                                                 --------------
                                                    238,280,413
                                                 --------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ................     837,700       67,225,425
                                                 --------------
RETAIL--GENERAL (6.3%)
AutoZone, Inc.*...................   4,470,100      122,927,750
CompUSA, Inc.*(a).................   3,167,600       65,331,750
Home Depot, Inc...................     701,000     $ 35,137,625
Lowe's Cos., Inc..................   1,741,400       61,819,700
Sears, Roebuck & Co. .............   1,950,500       89,966,813
Wal-Mart Stores, Inc. ............   1,766,000       40,397,250
                                                 --------------
                                                    415,580,888
                                                 --------------
 TOTAL CONSUMER CYCLICALS (11.4%)                   757,143,339
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.2%)
Pepsico, Inc......................     421,000       12,314,250
                                                 --------------
DRUGS (4.6%)
Amgen, Inc.*......................     150,000        8,156,250
Astra AB (A Shares)...............   1,290,000       63,750,955
Merck & Co., Inc..................   1,849,200      146,549,100
Pfizer, Inc. .....................     925,000       76,659,375
Schering Plough Corp..............     200,000       12,950,000
                                                 --------------
                                                    308,065,680
                                                 --------------
HOSPITAL SUPPLIES &
 SERVICES (2.3%)
Abbott Laboratories ..............   1,150,000       58,362,500
Boston Scientific Corp.*..........      70,100        4,206,000
Healthsource, Inc.*...............      83,000        1,089,375
Medtronic, Inc....................     992,900       67,517,200
Saint Jude Medical, Inc.*.........     114,600        4,884,825
United Healthcare Corp............     333,500       15,007,500
                                                 --------------
                                                    151,067,400
                                                 --------------
TOBACCO (5.0%)
Loews Corp........................   2,068,500      194,956,125
Philip Morris Cos., Inc. .........   1,180,300      132,931,288
                                                 --------------
                                                    327,887,413
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (12.1%)                799,334,743
                                                 --------------
CREDIT SENSITIVE
BANKS (5.6%)
Chase Manhattan Corp..............   1,183,768     105,651,294
CoreStates Financial Corp.  ......     295,000      15,303,125
First Chicago NBD Corp............     891,700      47,928,875
First Union Corp..................   1,055,000      78,070,000
Morgan (J.P.) & Co., Inc..........      84,900       8,288,363
NationsBank Corp..................   1,178,000     115,149,500
                                                 --------------
                                                   370,391,157
                                                 --------------
FINANCIAL SERVICES (2.3%)
American Express Co...............   1,505,000      85,032,500
Dean Witter Discover & Co.  ......     556,583      36,873,624
Household International, Inc. ....     103,000       9,501,750
MBNA Corp. .......................     527,300      21,882,950
                                                 --------------
                                                   153,290,824
                                                 --------------
INSURANCE (13.2%)
Allstate Corp.....................   1,851,647     107,164,070
American International Group,
 Inc. ............................   2,540,050     274,960,413
ITT Hartford Group, Inc. .........   1,128,600      76,180,500
PMI Group, Inc....................     808,700      44,781,763

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                     OF SHARES       (NOTE 1)
---------------------------------------------------------------
Progressive Corp. ................    1,213,800   $   81,779,775
TIG Holdings, Inc. ...............    1,159,800       39,288,225
Travelers Group, Inc. ............    5,535,665      251,180,799
                                                  --------------
                                                     875,335,545
                                                  --------------
MORTGAGE RELATED (0.4%)
Federal National Mortgage
 Association......................      693,000       25,814,250
                                                  --------------
REAL ESTATE (2.9%)
CBL & Associates Properties,
 Inc.++ ..........................    1,077,200       27,872,550
Essex Property Trust, Inc.  ......      292,200        8,583,375
First Industrial Realty Trust ....      213,000        6,469,875
Macerich Co. .....................      717,500       18,744,688
Manufactured Home Communities ....      338,000        7,858,500
Regency Realty Corp.++............      623,700       16,372,125
Simon Debartolo Group, Inc. ......    1,443,000       44,733,000
Spieker Properties, Inc...........    1,307,200       47,059,200
Summit Properties, Inc............      519,100       11,485,088
Sun Communities, Inc. ............      161,000        5,554,500
                                                  --------------
                                                     194,732,901
                                                  --------------
UTILITY--TELEPHONE (0.2%)
BellSouth Corp. ..................       10,824          437,019
Frontier Corp. ...................      500,000       11,312,500
                                                  --------------
                                                      11,749,519
                                                  --------------
 TOTAL CREDIT SENSITIVE (24.6%).                   1,631,314,196
                                                  --------------
ENERGY
OIL--DOMESTIC (0.5%)
Union Pacific Resources Group,
 Inc. ............................    1,026,477       30,024,452
                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Western Atlas, Inc.*..............      458,800       32,517,450
                                                  --------------
RAILROADS (2.3%)
Canadian Pacific Ltd. ............    2,833,300       75,082,450
Union Pacific Corp................    1,340,371       80,589,806
                                                  --------------
                                                     155,672,256
                                                  --------------
 TOTAL ENERGY (3.3%)..............                   218,214,158
                                                  --------------
TECHNOLOGY
ELECTRONICS (22.3%)
Altera Corp.*.....................       50,000        3,634,375
Bay Networks, Inc.*(a)............      860,200       17,956,675
Cabletron Systems, Inc.*(a) ......    1,305,700       43,414,525
Cisco Systems, Inc.*(a)...........    6,383,000      406,118,375
EMC Corp.*(a).....................    3,590,900      118,948,563
General Instrument Corp.*.........    1,782,410       38,544,616
Intel Corp.(a)....................    2,752,800      360,444,750
Micron Technology, Inc............      100,000        2,912,500
National Semiconductor Corp.*(a) .    2,319,400       56,535,375
Seagate Technology, Inc.*(a) .....    1,210,000       47,795,000
Texas Instruments, Inc.(a)  ......      773,800       49,329,750
3Com Corp.*(a)....................    4,513,900      331,207,413
                                                  --------------
                                                   1,476,841,917
                                                  --------------
OFFICE EQUIPMENT (1.8%)
Compaq Computer Corp.*(a).........      500,000   $   37,125,000
Sterling Software, Inc.*..........      586,200       18,538,575
Xerox Corp........................    1,202,500       63,281,563
                                                  --------------
                                                     118,945,138
                                                  --------------
OFFICE EQUIPMENT SERVICES (3.8%)
Electronic Data Systems Corp. ....    2,100,000       90,825,000
Informix Corp.*(a)................    1,696,900       34,574,338
Microsoft Corp.*..................      854,000       70,561,750
Oracle Corp.*(a)..................      557,200       23,263,100
Sterling Commerce, Inc.*..........      933,582       32,908,766
                                                  --------------
                                                     252,132,954
                                                  --------------
TELECOMMUNICATIONS (8.4%)
AirTouch Communications, Inc.* ...    2,444,600       61,726,150
Deutsche Telekom AG (ADR)*  ......    1,142,600       23,280,475
DSC Communications Corp.*.........    2,016,100       36,037,788
Mannesmann AG (ADR)...............      185,700       80,222,400
MCI Communications Corp...........      421,000       13,761,438
MFS Communications Co., Inc.*(a) .    6,226,764      339,358,630
Teleport Communications Group,
 Inc. (Class A)*..................       20,000          610,000
                                                  --------------
                                                     554,996,881
                                                  --------------
 TOTAL TECHNOLOGY (36.3%).........                 2,402,916,890
                                                  --------------
DIVERSIFIED
MISCELLANEOUS (0.2%)
Anixter International, Inc.* .....      812,434       13,100,498
Hanson (ADR)--Warrants
 (Class B)*.......................   77,475,857          605,319
                                                  --------------
 TOTAL DIVERSIFIED (0.2%).........                    13,705,817
                                                  --------------
TOTAL COMMON STOCKS AND WARRANTS
 (96.7%)
 (Cost $4,791,317,138)............                 6,408,071,872
                                                  --------------
PREFERRED STOCKS:
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
MFS Communications Co., Inc.
 8.0% Conv. ......................     487,000        44,438,750
                                                  --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $34,577,944)...............                    44,438,750
                                                  --------------

                                      PRINCIPAL
                                        AMOUNT
                                   ------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.0%)
ELECTRONICS
3Com Corp.
 10.25% Conv., 11/01/01+..........    $900,000       1,986,750
                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $1,247,499) .....                   1,986,750
                                                 --------------

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 1996

---------------------------------------------------------------
                                   PRINCIPAL        VALUE
                                    AMOUNT         (NOTE 1)
---------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.2%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97...........   $10,000,000   $    9,976,125
                                                --------------
COMMERCIAL PAPER
Alamo Funding
 5.45%, due 02/13/97...........    20,000,000       19,869,806
Associates Corp. of North
 America
 5.75%, due 01/02/97...........    25,000,000       24,996,007
Greenwich Asset Funding, Inc.
 5.4%, due 04/04/97............    12,200,000       12,034,222
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97...........    50,000,000       49,990,569
Three Rivers Funding
 5.85%, due 01/27/97...........     2,800,000        2,788,170
                                                --------------
 TOTAL COMMERCIAL PAPER (1.7%)                     109,678,774
                                                --------------
TIME DEPOSITS
Sumitomo Bank Ltd.
 6.0%, due 01/02/97............    69,800,000       69,800,000
Toronto Dominion Bank
 6.25%, due 01/02/97...........    25,000,000       25,000,000
                                                --------------
 TOTAL TIME DEPOSITS (1.4%) ...                     94,800,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.3%)
 (Amortized Cost
 $214,450,487).................                    214,454,899
                                                --------------
TOTAL INVESTMENTS (100.7%)
 (Cost/Amortized Cost $5,041,593,068)            6,668,952,271
                                                --------------
                            NUMBER OF
                           CONTRACTS(B)
                          ------------
CALL OPTIONS WRITTEN*(c):
Bay Networks, Inc.:
 January @ $26.5625......     2,000           (12,000)
 January @ $26.625.......     1,500            (9,000)
Cabletron Systems, Inc.:
 March @ $35.50..........     2,000          (462,000)
 March @ $40.75..........     3,000          (129,000)
Cisco Systems, Inc.:
 January @ $63.375.......     2,500          (680,000)
 January @ $65...........     1,500           (96,000)
 January @ $65...........     2,000          (248,000)
 February @ $63.375......     2,000          (734,000)
 February @ $65.375......     4,000        (1,140,000)
 February @ $67.375......     1,500          (386,400)
 March @ $63.25..........     1,500          (852,000)
 March @ $66.25..........     3,000        (1,257,000)
Compaq Computer Corp.:
 January @ $72.875.......     1,000          (359,000)
 January @ $73...........     1,000          (360,000)
 January @ $74...........     1,000          (290,000)
 February @ $66.375......     1,000          (969,500)
 February @ $78.94.......     1,000          (290,000)
CompUSA, Inc.:
 February @ $22.4375 ....     2,000          (270,000)
 February @ $22.625......     4,000          (248,000)
 February @ $22.625......     2,000          (262,000)
 February @ $23..........     4,000          (464,000)
 February @ $23.125......     6,000          (425,400)

---------------------------------------------------------------
                             NUMBER OF        VALUE
                            CONTACTS(B)      (NOTE 1)
---------------------------------------------------------------
 March @ $21.50..........     1,500        $ (291,000)
 March @ $22.375.........     2,000          (248,000)
 March @ $22.6875........     4,000          (536,000)
CUC International, Inc.:
 January @ $26.17........     2,250           (20,250)
 January @ $27.17........     3,000            (9,000)
 February @ $24.875......     1,500          (159,000)
 February @ $24.875......     1,000           (99,000)
 February @ $25..........     1,000           (96,000)
 February @ $25.875......     1,500           (76,350)
 March @ $22.75..........     1,500          (358,500)
 March @ $24.75 .........     3,000          (426,000)
 March @ $25.25..........     1,000           (96,800)
EMC Corp.
 January @ $26.50........     2,000        (1,422,000)
Informix Corp.:
 January @ $20.75........     2,450          (306,250)
 January @ $27...........     2,000           (12,000)
 February @ $20.625......     1,000          (160,000)
 February @ $20.75.......     1,500          (258,000)
 February @ $21.375......     2,000          (236,000)
 March @ $20.875.........     3,000          (713,700)
 March @ $21.625.........     2,000          (392,000)
Intel Corp.:
 January @ $104.75.......     1,000        (2,633,000)
 January @ $109.75.......     2,000        (4,356,000)
 February @ $121.........     2,000        (2,854,000)
 February @ $121.375.....     1,000        (1,461,000)
 February @ $122.875.....     1,000        (1,365,000)
 March @ $127.875........     1,000        (1,110,000)
 March @ $132.50.........     1,000          (889,000)
Loral Space & Communications:
 February @ $17.25.......     2,000          (336,000)
 February @ $18.50.......     1,000          (131,000)
 February @ $18.75.......     1,500          (166,500)
MFS Communications Co., Inc.:
 January @ $45.125.......     2,000        (1,950,000)
 January @ $49.95........     3,500        (2,082,500)
 January @ $50.375.......     1,500          (849,000)
 February @ $48.625......     2,000        (1,594,000)
 February @ $48.75.......     1,000          (792,000)
 February @ $48.875......     2,000        (1,546,000)
 February @ $49..........     1,500        (1,168,500)
 February @ $49.375......     1,500        (1,035,000)
 February @ $50.50.......     1,500          (870,000)
 February @ $50.50.......     2,000        (1,294,000)
 February @ $51.125......     1,500          (876,000)
 March @ $48.125.........     1,500        (1,219,500)
National Semiconductor Corp.
 January @ $19.375.......     2,000        (1,011,400)
Oracle Corp.
 March @ $43.50..........     2,000          (604,000)
Seagate Technology, Inc.
 February @ $37.6875.....     2,000          (720,000)
Texas Instruments, Inc.:
 January @ $50.50........     2,000        (2,694,000)
 February @ $54.50.......     1,500        (1,485,000)
3Com Corp.:
 January @ $62.50........     2,000        (2,276,600)
 January @ $62.75........     2,000        (2,318,200)
 January @ $64...........     1,500        (1,591,050)

THE HUDSON RIVER TRUST
COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
---------------------------------------------------------------
                                 NUMBER OF         VALUE
                                CONTRACTS(B)     (NOTE 1)
---------------------------------------------------------------

 January @ $65.59.............     2,000      $   (1,602,000)
 January @ $65.875............     1,500          (1,212,300)
 February @ $69.75............     1,500          (1,089,150)
 February @ $71...............     1,500            (912,900)
 February @ $72...............     1,500            (880,500)
 February @ $73.33............     1,500            (906,000)
 February @ $75.125...........     2,000            (927,800)
 February @ $75.50............     1,000            (449,000)
 March @ $79.125..............     2,000            (798,000)
 March @ $79.20...............     2,000            (770,000)
 March @ $79.25...............     2,000            (790,000)
 March @ $80..................     2,000            (730,000)
 March @ $81.125..............     2,000            (662,600)
                                             ---------------
TOTAL CALL OPTIONS WRITTEN (-1.1%)
 (Premiums Received $68,607,800)                 (70,867,650)
                                             ---------------
OTHER ASSETS
 LESS LIABILITIES (0.4%)......                    28,548,958
                                             ---------------
NET ASSETS (100.0%)...........                $6,626,633,579
                                             ===============




------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $1,986,750 or 0.03% of net assets.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).
(a)    Partially held as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
       Glossary:
       ADR--American Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.4%)
Bayer AG...........................      40,000    $ 1,623,343
Dainippon Ink & Chemical, Inc. ....     160,000        592,695
GP Batteries International Ltd.  ..     850,000      2,822,000
GP Batteries International
 Ltd.--Rights*.....................      12,500          6,250
Grace (W.R.) & Co. ................      39,000      2,018,250
Indo Gulf Fertilisers (GDR)........     150,000        105,000
Ishihara Sangyo Ltd.*..............     438,000      1,058,976
Millennium Chemicals, Inc.*........       7,142        126,771
Mitsubishi Chemical Corp...........      44,000        142,475
Royal Plastics Group Ltd.*+........      50,000        925,689
Sanyo Chemicals....................      96,000        737,760
Sekisui Chemical Co. Ltd. .........     144,000      1,454,797
Shin-Etsu Chemical Ltd. ...........      39,000        710,560
SKW Trostberg AG...................      45,000      1,222,966
Tessenderlo Chemie.................       1,000        429,789
                                                 --------------
                                                    13,977,321
                                                 --------------
CHEMICALS--SPECIALTY (1.3%)
SGL Carbon AG+.....................      91,100     11,491,103
UCAR International, Inc.*..........      40,000      1,505,000
                                                 --------------
                                                    12,996,103
                                                 --------------
METALS & MINING (0.5%)
Broken Hill Proprietary Co. Ltd. ..     100,000      1,424,371
Great Central Mines Ltd.*..........     408,900      1,163,551
Johnson Matthey PLC................      40,000        376,882
Plutonic Resources Ltd.............      50,000        232,494
Western Mining Corp. Ltd. .........     200,000      1,260,632
Westralian Sands Ltd. .............     280,000        890,232
                                                 --------------
                                                     5,348,162
                                                 --------------
PAPER (0.4%)
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*........................      70,000        393,750
Enso Oy (Series R).................     124,000        998,006
Fletcher Forestry Shares...........      17,026         28,527
Grupo Industrial Durango (ADR)* ...      70,000        743,750
Mayr-Melnhof Karton Aktien
 AG*+..............................      24,000      1,174,791
Nippon Paper Industries Co.  ......      32,000        149,210
Oji Paper Co. Ltd. ................      71,000        449,383
                                                 --------------
                                                     3,937,417
                                                 --------------
STEEL (0.6%)
Acerinox S.A.......................       2,002        289,509
British Steel......................     400,000      1,099,810
Hitachi Metals Ltd.................     158,000      1,256,524
SSAB Svenskt Stal (Class B)........       6,000        100,305
Sumitomo Metal Industries..........   1,196,000      2,943,269
                                                 --------------
                                                     5,689,417
                                                 --------------
 TOTAL BASIC MATERIALS (4.2%) .....                 41,948,420
                                                 --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.5%)
B.U.S. Berzelius
 Umwelt-Service AG.................      76,700        947,037
Daiseki Co. Ltd....................      32,000    $    762,628
Matsuda Sangyo Co. Ltd.............      23,000        593,817
Powerscreen International..........     640,000      6,194,570
Tomra Systems ASA..................     335,000      5,234,994
WMX Technologies, Inc. ............      50,000      1,631,250
                                                 --------------
                                                    15,364,296
                                                 --------------
PRINTING, PUBLISHING &
 BROADCASTING (2.7%)
Carlton Communications PLC.........     130,000      1,145,807
Comcast Corp. (Class A) SPL........      57,000      1,015,313
Elsevier N.V. .....................     180,000      3,040,525
Liberty Media Group
 (Class A)*........................      94,050      2,686,303
Mirror Group Newspapers PLC  ......     250,000        922,933
Nippon Television Network Corp.  ..      12,300      3,717,296
Reed International.................      60,000      1,132,188
Takara Printing Co.................       4,000         32,467
TCI Group (Class A)*...............     482,709      6,305,390
TCI Satellite Entertainment, Inc.
 (Class A)*........................      47,800        472,025
Television Broadcasts..............      50,000        199,754
Time Warner, Inc...................      15,750        590,625
Tokyo Broadcasting System..........     170,000      2,598,221
TVI Televisao Independente*........       4,700         13,948
Ver Ned Uitgeversbedr Ver
 Bezit N.V.........................     150,000      3,132,504
                                                 --------------
                                                    27,005,299
                                                 --------------
PROFESSIONAL SERVICES (3.2%)
ADT Ltd.*..........................     140,993      3,225,215
Apcoa Parking AG...................      20,000      2,144,528
Asatsu, Inc. ......................      62,500      1,986,012
Ceridian Corp.*....................     264,700     10,720,350
Content Beheer N.V.*+..............     168,000      6,414,258
Dauphin O.T.A.*....................         150          9,309
Goudsmit (Eduard) N.V.*............      17,000      1,514,477
Meitec Corp. ......................     163,600      3,121,976
Prosegur Compania Seguridad SA ....       4,310         39,868
WPP Group PLC......................     600,000      2,610,764
                                                 --------------
                                                    31,786,757
                                                 --------------
TRUCKING, SHIPPING (1.1%)
Brambles Industries Ltd. ..........    140,000       2,731,899
Irish Continental Group............    153,500       1,079,937
Kawasaki Kisen*....................    292,000         665,642
Koninklijke Nedlloyd Groep N.V.  ..     80,000       2,193,621
Western Bulk Shipping+ ............     94,500         452,668
Yamato Transport ..................    343,000       3,554,097
                                                 --------------
                                                    10,677,864
                                                 --------------
 TOTAL BUSINESS SERVICES (8.5%) ...                 84,834,216
                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
Loral Space & Communications* .....    163,000       2,995,125
Swire Pacific Ltd. (Class A) ......    100,000         953,520
                                                 --------------
                                                     3,948,645
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
BUILDING & CONSTRUCTION (2.2%)
ABB AG ............................       3,000    $ 3,731,789
Bam Groep Holdings.................       1,000         56,113
Bufete Industrial S.A. (ADR)* .....      19,000        403,750
Fomento de Construcciones Y
 Contratas SA......................       1,000         93,272
Hitachi Plant Engineering &
 Construction Co...................     135,000        799,672
Japan Industrial Land Development .      50,000        949,832
Kajima Corp. ......................     121,000        865,107
Kaneshita Construction Co. ........     127,000      1,206,286
MacMahon Holdings Ltd. ............   2,000,000      1,780,464
Metacorp Berhard...................     308,000        786,617
Mitsui Home Co. Ltd................     127,000      1,568,172
Nanno Construction Co. Ltd.........      53,000        315,776
National House Industrial Co.  ....      22,000        292,548
Ohmoto Gumi Co. Ltd................      61,000        874,363
Oriental Construction Co. .........      60,300        775,814
Paul Y.-ITC Construction Holdings .     500,000        119,594
Paul Y.-ITC Construction
 Holdings--Warrants*...............     100,000          1,791
Penta Ocean Construction...........      37,000        164,856
PS Corp. ..........................     109,700      1,837,648
Sacos Corp. .......................      22,900        209,602
Sanyo Engineering & Construction,
 Inc. .............................      25,000        222,347
Sho Bond Construction..............     119,700      3,224,799
Suido Kiko Kaisha..................      42,000        297,384
Toda Construction..................     114,000        866,246
Wesco, Inc.........................      46,150        577,821
                                                 --------------
                                                    22,021,663
                                                 --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.2%)
Boral Ltd. ........................     180,000        512,201
BPB PLC ...........................     540,000      3,547,659
Fujikura Ltd. .....................     211,000      1,690,769
Lafarge Canada.....................       7,000        122,056
Lafarge Corp.......................      33,000      1,979,936
Macmillan Bloedel Ltd..............      30,000        393,281
Nichiha Corp.......................     154,500      2,734,867
Portland Valderrivas SA*...........      12,899        869,024
Sumitomo Forestry Co. .............      30,000        365,253
                                                 --------------
                                                    12,215,046
                                                 --------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom....................      20,000      1,606,630
Omron Corp. .......................     184,000      3,463,604
Vae Eisenbahnsys AG................       3,000        340,523
Yaskawa Electric Corp.*............     267,000        926,811
                                                 --------------
                                                     6,337,568
                                                 --------------
MACHINERY (3.0%)
Asahi Diamond
 Industry Co. Ltd. ................     108,000        979,190
BT Industries AB+..................      70,000      1,303,674
Construcciones Auxiliar Ferro .....       9,425        357,446
Danieli & Co.*.....................      32,200        265,349
Enshu*.............................      60,000        180,295
Fag Kugelfischer Georg Schaefer ...      16,200    $    221,608
IHC Caland N.V.....................      52,000      2,969,024
Ishikawajima Harima Heavy
 Industries Co. Ltd................     164,000        729,298
Kalmar Industries AB+..............      70,000      1,077,840
Kawasaki Heavy Industries..........     380,000      1,571,712
Keppel Corp. ......................      76,000        592,010
Keyence Corp. .....................      14,000      1,728,694
Makino Milling Machine Co. ........      76,000        484,967
Mitsubishi Heavy Industries Ltd. ..     515,000      4,091,184
Namura Shipbuilding Co.............     106,000        347,811
Nippon Seiko K.K. .................       4,000         24,247
Nireco.............................      24,000        273,552
Nitta Corp.........................     122,000      1,527,502
Nitto Kohki Co. Ltd................      62,000      2,221,743
Siebe PLC..........................      90,000      1,668,217
SMC Corp...........................      50,600      3,403,627
Sodick Co.*........................     380,000      3,149,987
Thai Engine Manufacturing Public
 Co. Ltd.*.........................      87,000        675,076
                                                 --------------
                                                    29,844,053
                                                 --------------
 TOTAL CAPITAL GOODS (7.5%)........                 74,366,975
                                                 --------------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Air Canada*........................     100,000        452,803
British Airways....................     150,000      1,555,923
Continental Airlines, Inc.
 (Class B)*........................      38,000      1,073,500
Delta Air Lines, Inc...............      12,000        850,500
KLM................................     100,000      2,811,444
Northwest Airlines Corp.
 (Class A)*........................      27,100      1,060,288
Qantas Airways Ltd.................      15,000         25,038
Singapore Airlines Ltd. ...........     250,000      2,268,992
UAL Corp.*.........................      16,500      1,031,250
                                                 --------------
                                                    11,129,738
                                                 --------------
APPAREL, TEXTILE (0.4%)
Adidas AG+.........................      13,000      1,123,603
Carli Gry International A/S* ......      30,000      1,437,049
First Sign International
 Holdings Ltd. ....................   2,630,000        841,586
King Co.*..........................      55,000        247,431
Morishita Co. Ltd..................       6,000         42,069
Renown, Inc.*......................      27,000         72,040
                                                 --------------
                                                    3,763,778
                                                 --------------
AUTO RELATED (1.0%)
Asahi Glass Co. Ltd................     73,000        687,074
Autoliv AB.........................     20,000        876,937
Autoliv AB (ADS)*+.................     23,700      1,025,025
Bridgestone Metalpha ..............      7,000         59,839
FCC Co. Ltd........................     18,000        489,595
Mabuchi Motor Co. .................     44,300      2,230,110
Michelin (CGDE), (Class B).........     40,000      2,159,391
Minebea Co. .......................    230,000      1,922,459
Toyoda Gosei*......................      5,000         34,669
                                                 --------------
                                                    9,485,099
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
AUTOS & TRUCKS (0.6%)
Honda Motor Corp. .................     157,000    $  4,487,264
Isuzu Motors Ltd. .................     127,000         564,761
Toyota Motor Corp. ................      49,000       1,408,946
                                                 --------------
                                                      6,460,971
                                                 --------------
FOOD SERVICES, LODGING (0.6%)
AAPC Limited ......................   1,500,000         906,129
Accor SA ..........................      12,000       1,519,514
International Fast Food Corp.*  ...       8,000           1,040
Jurys Hotel Group PLC .............     400,000       1,864,810
QPQ Corp.* ........................      32,700          77,663
QPQ Corp.--Warrants* ..............      32,700           4,088
Sanyo Pax Co. Ltd. ................      48,000         833,089
Thistle Hotels PLC* ...............     249,200         774,832
                                                 --------------
                                                      5,981,165
                                                 --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.9%)
Hunter Douglas N.V. ...............      30,000       2,021,810
Industrie Natuzzi (ADR) ...........     114,000       2,622,000
Matsushita Electric Industrial
 Co. ..............................      60,000         979,190
Nippon Electric Glass .............      79,000       1,214,230
Philips Electronics ...............      10,000         404,941
Sanyo Electric Co. Ltd. ...........     377,000       1,562,559
Sharp Corp. .......................      37,000         527,157
                                                 --------------
                                                      9,331,887
                                                 --------------
LEISURE RELATED (2.9%)
Cinar Films, Inc. (Class B)*  .....      48,000       1,248,000
CUC International, Inc.* ..........     375,800       8,925,250
Enix Corp.* .......................      10,200         230,757
Hasbro, Inc. ......................      13,000         505,375
ITT Corp.* ........................      67,700       2,936,488
Japan Airport Terminal Co. ........     130,200       1,596,442
KTM Motorradholding AG* ...........      10,440         583,350
Mars Engineering Corp.* ...........      32,900         838,054
Namco Ltd. ........................      85,100       2,608,626
Nelvana Limited*+ .................     130,000       2,159,942
Nintendo Co. ......................      43,700       3,128,167
Rank Group PLC ....................     100,000         746,055
Tag Heuer International SA (ADR)*       143,200       2,309,100
Tourism Holdings Ltd. .............     600,000       1,145,259
                                                 --------------
                                                     28,960,865
                                                 --------------
PHOTO & OPTICAL (0.4%)
Luxottica Group (ADR) .............      20,000       1,040,000
Noritsu Koki Co. Ltd. .............      63,000       2,964,770
                                                 --------------
                                                      4,004,770
                                                 --------------
RETAIL--GENERAL (5.7%)
Asda Group PLC* ...................     400,000         842,845
AutoZone, Inc.* ...................     253,600       6,974,000
British Airport Author PLC ........     500,000       4,167,116
Centros Comerciales Pryca SA  .....      75,000       1,589,858
CompUSA, Inc.* ....................     179,700       3,706,313
Dai-Ichi Corp. ....................      35,000         707,193
Dixons Group PLC* .................     450,000       4,182,105
Doshisha Co. ......................      47,000         771,091
Eiden Sakakiya Co. Ltd. ...........      84,000         848,631
Fu Hui Jewellery* .................     450,000    $     41,890
Gucci Group N.V. ..................      15,000         958,125
Homac Corp. .......................      35,700         647,353
Home Centers Ltd.* ................     142,800         660,450
Home Wide Corp, Inc. ..............      18,000         161,644
House of Fraser PLC ...............     750,000       1,972,206
Isetan Co. ........................     190,000       2,460,927
Lowe's Cos., Inc. .................      24,300         862,650
Matsuyadenki Co. Industries  ......       6,000          56,472
MFI Furniture PLC .................     100,000         319,493
Nissen Corp. Ltd. .................      40,300         281,867
Paris Miki, Inc. ..................      60,900       2,198,100
Rinascente ........................     175,000       1,015,247
Rinascente--Warrants* .............       8,750           3,859
Sato Corp. ........................     105,700       2,062,706
Sears, Roebuck & Co. ..............     107,300       4,949,213
Siam Makro Public Co. Ltd. ........      50,000         210,559
Sriwani Holdings BHD ..............     680,000       1,830,925
Swank International Manufacturing     1,000,000         151,270
St. Dupont*+ ......................      64,400       2,184,523
Thorn PLC* ........................     500,000       2,154,223
Vendex International N.V. .........      14,400         615,602
Wal-Mart Stores, Inc. .............     165,000       3,774,375
Warehouse Group Ltd. ..............     846,250       2,034,072
Xebio Co. .........................      30,600         911,579
                                                 --------------
                                                     56,308,482
                                                 --------------
 TOTAL CONSUMER CYCLICALS (13.6%)                   135,426,755
                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.4%)
Grand Metropolitan ................     300,000       2,358,939
Guinness PLC ......................     650,000       5,094,331
Lion Nathan Ltd. ..................     592,000       1,418,764
Louis Dreyfus Citrus*+ ............      71,500       2,342,681
Panamerican Beverages .............      30,000       1,406,250
Quilmes Industrial Quins (ADR) ....     131,100       1,196,288
                                                 --------------
                                                     13,817,253
                                                 --------------
DRUGS (5.1%)
Astra AB (A Shares) ...............      40,000       1,976,774
Biogen, Inc.* .....................      59,000       2,286,250
Hafslund Nycomed ASA
 (B Shares)........................     80,000         549,060
Merck & Co., Inc. .................    107,600       8,527,300
Novartis AG (ADR) .................     20,000       1,141,710
Novartis AG* ......................      1,110       1,271,296
Novo-Nordisk AS (ADR)
 (B Shares)........................     17,500       3,299,607
Nycomed ASA (B Shares)* ...........     90,000       1,385,214
Pfizer, Inc. ......................     54,000       4,475,250
Roche Holdings AG Genusscheine  ...        800       6,224,879
Santen Pharmaceutical Co. .........    150,000       3,108,540
Schering Plough Corp. .............     13,000         841,750
Smith & Nephew PLC* ...............    500,000       1,550,356
Smithkline Beecham PLC ............    200,000       2,773,509
Taisho Pharmaceutical Co. .........     95,000       2,239,444
Takeda Chemical Industries ........     30,000         629,479
Yamanouchi Pharmaceutical .........    198,000       4,069,079
Zeneca Group PLC ..................    180,000       5,080,198
                                                 --------------
                                                    51,429,695
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
FOODS (0.7%)
Fyffes PLC ........................   2,700,000    $  5,034,988
Nestle AG .........................         500         536,795
Nutrica Verenigde Bedrijven N.V. ..       2,900         440,373
Oie Sangyo Co. Ltd. ...............       4,000          51,809
Shriram Industrial Enterprises
 Ltd. (GDR)*+ .....................     165,000          24,750
Viscofan Envoltura ................      60,000         878,758
                                                 --------------
                                                      6,967,473
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Abbott Laboratories ...............      38,500       1,953,875
Boston Scientific Corp.* ..........      23,000       1,380,000
Cochlear Ltd. .....................      50,000         142,278
Coloplast A/S B ...................         800          91,047
Medtronic, Inc. ...................      56,400       3,835,200
Quest Medical, Inc.* ..............     164,543       1,275,208
Saint Jude Medical, Inc.* .........      46,600       1,986,325
Scandinavian Mobility
 International, Inc.+ .............      13,700         225,732
Tamro Group .......................      10,000          66,780
                                                 --------------
                                                     10,956,445
                                                 --------------
RETAIL--FOOD (0.6%)
Casino Guichard-Perrachon .........      13,590         632,812
Daimon Co. Ltd. ...................      45,400         729,160
Familymart Co. ....................       4,900         195,898
Loblaw Companies Ltd. .............      90,000         930,071
McBride PLC .......................     350,000         815,436
Ministop Co. Ltd. .................      19,800         483,844
Seven-Eleven Japan Ltd. ...........      41,000       2,400,311
                                                 --------------
                                                      6,187,532
                                                 --------------
SOAPS & TOILETRIES (0.2%)
Shiseido Co. ......................     146,000       1,689,319
                                                 --------------
TOBACCO (1.9%)
BAT Industries ....................     300,000       2,489,991
Imperial Tobacco PLC* .............     200,000       1,291,677
Loews Corp. .......................      97,800       9,217,650
RJ Reynolds BHD ...................     200,000         542,467
Swedish Match Co. AB* .............   1,100,000       3,871,426
Tabacalera SA .....................      40,000       1,723,599
                                                 --------------
                                                     19,136,810
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (11.0%)                110,184,527
                                                 --------------
CREDIT SENSITIVE
BANKS (5.0%)
Akita Bank ........................      75,000         466,281
Asahi Bank Ltd. ...................     164,000       1,458,596
Banco Comercial Portuguese SA .....      60,000         791,596
Banco Latinoamericano de
 Exportaciones S.A. ...............      60,000       3,045,000
Banco Popular .....................       5,000         982,822
Banco Santander-Chile (ADR)  ......      15,000         225,000
Bancomer B Local* .................   1,000,000         398,882
Bank of Tokyo-Mitsubishi Bank  ....     209,000       3,880,062
Bankinter-Banco Interc Espana  ....       1,000         155,170
Barclays Bank .....................     140,000       2,399,539
Chase Manhattan Corp. .............      68,288       6,094,704
First Chicago NBD Corp. ...........      67,000    $  3,601,250
First Union Corp. .................      88,000       6,512,000
Fokus Bank ........................      58,000         399,890
Grupo Financiero Bantorte (Class
 B)* ..............................     178,750         179,840
Hachijuni Bank ....................      59,000         560,401
HSBC Holdings PLC (H.K.$)..........      80,000       1,711,811
Mitsubishi Trust & Banking Corp.  .      93,000       1,244,711
Morgan (J.P.) & Co., Inc. .........       5,200         507,650
NationsBank Corp. .................      67,000       6,549,250
Overseas Chinese Bank .............      60,000         746,087
Overseas Union Bank Ltd. ..........     180,000       1,389,266
Shizuoka Bank .....................     149,000       1,582,506
Sparbanken Sverige AB
 (A Shares) .......................     148,000       2,539,304
Standard Chartered PLC ............     150,000       1,847,578
Toho Bank .........................      77,000         466,747
Union Bank of Norway ..............       8,600         270,132
                                                 --------------
                                                     50,006,075
                                                 --------------
FINANCIAL SERVICES (4.7%)
American Express Co. ..............     143,000       8,079,500
Americredit Corp.* ................     296,700       6,082,350
CMIC Finance & Securities Co. Ltd.      724,700       1,045,539
Credit Local de France ............      25,000       2,177,893
Credit Saison Co. .................     181,600       4,061,342
Dean Witter Discover & Co. ........      35,900       2,378,375
Hong Leong Finance Ltd. ...........     160,000         372,758
Household International, Inc.  ....      20,700       1,909,575
Invesco ...........................     400,000       1,778,198
JCG Holdings ......................     142,000         138,613
MBNA Corp. ........................      48,000       1,992,000
Mercury Finance Co. ...............     472,950       5,793,638
Nichiei Co. Ltd. ..................      57,500       4,225,240
Promise Co. Ltd. ..................      35,800       1,762,024
PT Bunas Finance Indonesia*  ......     377,000         399,026
Sanyo Shinpan Finance Co. Ltd.  ...      27,100       1,696,529
Takefuji Corp.* ...................      20,200       1,456,437
Yamaichi Securities ...............     343,000       1,525,300
                                                 --------------
                                                     46,874,337
                                                 --------------
INSURANCE (5.3%)
Acceptance Industries Cos., Inc.* .    110,100       2,174,475
Aegon N.V. ........................     95,000       6,050,679
American International
 Group, Inc. ......................     96,250      10,419,063
AMEV N.V. .........................    125,000       4,374,804
Corporacion Mapfre
 Cia Inter SA .....................     70,853       4,320,154
Irish Life PLC ....................    100,000         459,421
Koa Fire & Marine .................    109,000         528,953
Pacific & Orient BHD ..............    220,000         531,380
PennCorp Financial Group, Inc.  ...     35,700       1,285,200
PMI Group, Inc. ...................     36,500       2,021,188
Progressive Corp. .................     61,500       4,143,563
Travelers Group, Inc. .............    293,133      13,300,910
Twentieth Century Industries  .....    211,000       3,560,625
                                                 --------------
                                                    53,170,415
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 1996

---------------------------------------------------------------
                                       NUMBER         VALUE
                                      OF SHARES      (NOTE 1)
---------------------------------------------------------------
MORTGAGE RELATED (0.1%)
Federal National Mortgage
 Association ......................      15,000    $    558,750
                                                 --------------
REAL ESTATE (2.5%)
Arden Realty Group, Inc. ..........      98,500       2,733,375
Castle & Cooke, Inc.* .............      85,000       1,349,375
Cheung Kong Holdings ..............      90,000         799,987
Chubu Sekiwa Real Estate ..........      23,000         295,916
City Developments Ltd. ............     270,000       2,431,216
Daibiru Corp. .....................      90,000         831,534
JP Realty, Inc. ...................      87,300       2,258,888
Macerich Co. ......................     151,700       3,963,163
Mitsubishi Estate Co. .............     218,000       2,240,048
Prentiss Properties Trust .........      85,000       2,125,000
Sap Holdings* .....................      66,000         316,215
Spieker Properties, Inc. ..........      37,700       1,357,200
Storage USA, Inc. .................      28,000       1,053,500
Summit Properties, Inc. ...........      72,000       1,593,000
Sun Communities, Inc. .............      41,000       1,414,500
                                                 --------------
                                                     24,762,917
                                                 --------------
UTILITY--ELECTRIC (2.8%)
British Energy PLC* ...............   1,672,000       4,210,526
Enersis S.A. (ADR) ................      45,000       1,248,750
EVN ...............................       8,394       1,263,659
Gas Y Electridad SA (Series 2)  ...       5,000         319,899
Hidroelectrica del Cantabrico  ....      56,000       2,138,928
Iberdrola II ......................     150,000       2,127,520
Iberdrola SA ......................     250,000       3,545,866
Korea Electric Power (ADR) ........     100,000       2,050,000
National Grid Group PLC ...........   1,100,000       3,684,022
National Power PLC ................     450,000       3,769,677
Veba AG ...........................      60,000       3,450,741
                                                 --------------
                                                     27,809,588
                                                 --------------
UTILITY--GAS (0.4%)
General de Aguas d'Barcelona  .....      90,000       3,746,285
                                                 --------------
UTILITY--TELEPHONE (1.3%)
Empresas Telex-Chile S.A. (ADR)  ..     119,000         550,375
Frontier Corp. ....................      42,000         950,250
Hellenic Telecommunication
 Organization SA ..................      48,880         841,808
Kon. PTT Nederland+ ...............     120,000       4,574,671
PT Indonesian Satellite (ADR)  ....      40,000       1,095,000
Stet Societa Finanz Telefon  ......      40,000         181,953
Tele Danmark AS (B Shares) ........       6,000         331,235
Telefonica de Espana SA ...........     100,000       2,324,084
Telephone & Data Systems, Inc.  ...      61,700       2,236,625
                                                 --------------
                                                     13,086,001
                                                 --------------
 TOTAL CREDIT SENSITIVE (22.1%) ...                 220,014,368
                                                 --------------
ENERGY
COAL & GAS PIPELINES (0.7%)
Nabors Industries, Inc.* ..........     121,000       2,329,250
OMV AG ............................      40,000       4,510,754
                                                 --------------
                                                      6,840,004
                                                 --------------
OIL--DOMESTIC (0.1%)
Union Pacific Resources
 Group, Inc. ......................      39,465    $  1,154,351
XCL Corp.* ........................     700,000         131,250
                                                 --------------
                                                      1,285,601
                                                 --------------
OIL--INTERNATIONAL (0.6%)
Canadian Occidental ...............      10,000         160,000
ENI Spa ...........................     666,000       3,418,093
Repsol SA .........................      65,000       2,495,211
Yukong Ltd. (GDR)+ ................      25,000         156,250
                                                 --------------
                                                      6,229,554
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Bouygues Offshore SA (ADR)*  ......     148,000       1,905,500
Coflexip (ADR)* ...................      70,117       1,840,571
Tubos de Acero de Mexico SA (ADR)*      112,400       1,784,350
                                                 --------------
                                                      5,530,421
                                                 --------------
RAILROADS (1.0%)
Canadian Pacific Ltd. .............     218,400       5,787,600
Union Pacific Corp. ...............      63,633       3,825,934
                                                 --------------
                                                      9,613,534
                                                 --------------
 TOTAL ENERGY (3.0%) ..............                  29,499,114
                                                 --------------
TECHNOLOGY
ELECTRONICS (8.8%)
Austria Mikro Systeme
 International.....................       4,000         308,844
Aval Data .........................      14,000         112,426
Cabletron Systems, Inc.* ..........      54,100       1,798,825
Cisco Systems, Inc.* ..............     338,000      21,505,250
Cypress Semiconductor Corp.*  .....     120,000       1,695,000
EMC Corp.* ........................     160,000       5,300,000
Fujimi, Inc. ......................         500          26,941
Hirose Electric Co. Ltd............      45,400       2,630,464
Hoya Corp. ........................      86,000       3,378,810
Intel Corp. .......................     144,500      18,920,458
National Semiconductor Corp.*  ....      86,000       2,096,250
NEC Corp. .........................      35,000         423,107
Rohm Co. Ltd. .....................      31,000       2,034,367
Seagate Technology, Inc.* .........      97,000       3,831,500
Seatex Garex ASA* .................      81,700         443,963
TDK Corp. .........................      35,000       2,281,755
Texas Instruments, Inc. ...........      38,100       2,428,875
Tokyo Electron ....................      38,000       1,164,839
Yokogawa Electric Corp. ...........     471,000       4,067,006
3Com Corp.* .......................     182,500      13,390,938
                                                 --------------
                                                     87,839,618
                                                 --------------
OFFICE EQUIPMENT (1.2%)
Canon, Inc. .......................     50,000       1,105,259
Compaq Computer Corp.* ............     45,000       3,341,250
Ricoh Elemex Corp. ................     21,000         293,757
Sterling Software, Inc.* ..........    169,600       5,363,600
Xerox Corp. .......................     47,400       2,494,425
                                                 --------------
                                                    12,598,291
                                                 --------------

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                     NUMBER         VALUE
                                   OF SHARES       (NOTE 1)
---------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (2.7%)
Accugraph Corp. (Class A)*  ....        6,200    $      4,936
Electronic Data Systems Corp.  .      119,000       5,146,750
Fuji Soft Corp. ................       32,500         993,438
Informix Corp.* ................       67,000       1,365,125
Istar Internet, Inc.*+ .........       12,500          41,994
Micro Warehouse, Inc.* .........       60,900         715,575
Microsoft Corp.* ...............       66,000       5,453,250
Misys PLC ......................      130,000       2,486,479
Oracle Corp.* ..................       44,800       1,870,400
Sterling Commerce, Inc.*  ......      236,660       8,342,265
Turbon International AG ........       30,000         779,828
                                               --------------
                                                   27,200,040
                                               --------------
TELECOMMUNICATIONS (5.4%)
BCE Mobile Communications,
 Inc.* .........................       16,000         474,420
Cellular Communications Puerto
 Rico, Inc.* ...................        7,600         150,100
Cox Communications, Inc.
 (Class A)* ....................       17,000         393,125
DDI Corp. ......................          401       2,652,327
Deutsche Telekom AG (ADR)*  ....      232,000       4,727,000
Filtronic Comtek PLC ...........    1,210,000       7,648,820
Forval Corp. ...................        8,000         311,545
Korea Mobile Telecommunications
 Corp. (ADR) ...................      362,560       4,667,960
MFS Communications Co., Inc.*  .      361,145      19,682,400
NetCom Systems AB (B Shares)* ..       85,600       1,387,085
Rogers Cantel Mobile
 Communications (Class B)*  ....       20,000         396,567
Tadiran Telecommunications Ltd.       199,800       4,470,525
Teleport Communications Group,
 Inc. (Class A)* ...............       60,500       1,845,250
United States Cellular Corp.*  .       40,600       1,131,725
Vodafone Group .................      900,000       3,800,512
                                               --------------
                                                   53,739,361
                                               --------------
 TOTAL TECHNOLOGY (18.1%)  .....                  181,377,310
                                               --------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Alba ...........................        8,000         809,074
BTR PLC ........................      200,000         973,041
Cie Generale des Eaux ..........       30,000       3,717,838
Crean (James) PLC--Units  ......      385,000       1,207,465
Hanson PLC .....................      500,000         698,088
Indonesia Fund, Inc.* ..........       20,000         195,000
International UNP Holdings*  ...      450,000          92,021
International UNP
 Holdings--Warrants* ...........      225,000               0
Invesco Funding LLC* ...........       80,000         355,640
Mitsubishi Corp. ...............      186,000       1,927,295
Sime Darby BHD .................      800,000       3,151,851
Taiwan Fund ....................       40,000         890,000
Tomkins PLC ....................      500,000       2,299,837
                                               --------------
 TOTAL DIVERSIFIED (1.6%)  .....                   16,317,150
                                               --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (89.6%)
 (Cost $766,444,974) ...........                  893,968,835
                                               --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Fielmann AG ....................        8,000    $    252,145
                                               --------------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Fresenius AG* ..................        4,000         830,517
                                               --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
MFS Communications Co., Inc.
 8.0% Conv. ....................       22,000       2,007,500
Nokia Oy Cum ...................       44,000       2,553,574
                                               --------------
 TOTAL TECHNOLOGY (0.5%)  ......                    4,561,074
                                               --------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $3,075,940) .............                    5,643,736
                                               --------------

                                    PRINCIPAL
                                     AMOUNT
                                     ------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.2%)
FOODS
Burns, Philp & Co., Ltd.
 5.5% Conv., 04/30/04 ..........   $2,000,000       1,756,250
                                               --------------
CREDIT SENSITIVE (0.0%)
INSURANCE
Corporacion Mapfre
 8.5% Conv., 02/27/99 .......Peseta 29,910,000        230,558
                                               --------------
TECHNOLOGY
ELECTRONICS (0.9%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .....................   $1,305,000       2,019,488
3Com Corp.
 10.25% Conv., 11/01/01+  ......    3,000,000       6,622,500
                                               --------------
 TOTAL TECHNOLOGY (0.9%)  ......                    8,641,988
                                               --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note,
 06/30/98.......................       27,900         24,063
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (1.1%)
 (Amortized Cost $7,465,869)  ..                  10,652,859
                                               --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (1.0%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ...........   10,000,000      9,976,125
                                               --------------
COMMERCIAL PAPER
BHF Delaware Inc.
 5.64%, due 03/10/97 ...........    5,000,000      4,950,228
Chase Manhattan Bank
 5.59%, due 03/14/97 ...........    5,000,000      4,947,300
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ...........    5,000,000      4,927,263
Enterprise Funding Corp.
 5.48%, due 03/03/97 ...........    1,300,000      1,288,391
International Securitization
 5.45%, due 03/18/97 ...........    7,000,000      6,922,121
Koch Industries
 6.9%, due 01/02/97 ............    1,800,000      1,799,655

THE HUDSON RIVER TRUST
GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

---------------------------------------------------------------
                                  PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
---------------------------------------------------------------
Premium Funding--Series B
 5.5%, due 02/18/97 ...........  $ 8,241,000    $  8,180,566
                                              --------------
 TOTAL COMMERCIAL PAPER (3.3%)                    33,015,524
                                              --------------
TIME DEPOSITS
Bank of Tokyo-
 Mitsubishi Bank Ltd., N.Y.
 5.5%, due 03/04/97 ...........   28,000,000      27,974,910
Toronto Dominion Bank
 6.25%, due 01/02/97 ..........   10,600,000      10,600,000
                                              --------------
 TOTAL TIME DEPOSITS (3.8%)  ..                   38,574,910
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.1%)
 (Amortized Cost $81,581,556)                     81,566,559
                                              --------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost $858,568,339)              991,831,989
OTHER ASSETS
 LESS LIABILITIES (0.6%).......                    5,499,495
                                              --------------
NET ASSETS (100.0%) ...........                 $997,331,484
                                              ==============

------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $45,781,555 or 4.6% of net assets.
      Glossary:
      ADR--Amercian Depository Receipt
      GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA
KTM Motorradholding AG* ..........      2,340      $  130,751
Quilmes Industrial Quins (ADR) ...     19,000         173,375
                                                ---------------
 TOTAL ARGENTINA (0.2%) ..........                    304,126
                                                ---------------
AUSTRALIA
AAPC Ltd. ........................    100,000          60,409
Aristocrat Leisure Ltd. ..........    160,000         415,866
Boral Ltd. .......................     50,000         142,278
Brambles Industries Ltd. .........     20,000         390,271
Broken Hill Proprietary Co. Ltd. .     21,000         299,118
Cochlear Ltd. ....................     90,000         256,101
Gio Australia Holdings Ltd.*  ....    200,000         511,883
Great Central Mines Ltd.* ........    100,000         284,556
Guinness Peat Group ..............     13,200           7,554
National Australia Bank Ltd.  ....      4,900          57,643
News Corp. Ltd. ..................      5,900          31,139
Oil Search Ltd. ..................    500,000         973,691
Orogen Minerals Ltd. (GDS)*+  ....     60,000       1,758,000
Plutonic Resources Ltd. ..........     20,000          92,997
Qantas Airways Ltd. ..............     70,000         116,843
QBE Insurance Group Ltd. .........     63,998         337,260
QCT Resources, Inc. ..............    200,000         270,249
Reinsurance Australia Corp.*  ....     40,000         155,791
Spectrum Network Systems*+  ......    600,000         209,840
Western Mining Corp. Ltd. ........     22,000         138,670
Westralian Sands Ltd. ............     14,000          44,512
                                                ---------------
 TOTAL AUSTRALIA (4.3%) ..........                  6,554,671
                                                ---------------
AUSTRIA
EVN-Energie Versorgung Niederland         800         120,435
OMV AG ...........................        600          67,661
VA Technologie AG* ...............      3,000         470,886
                                                ---------------
 TOTAL AUSTRIA (0.4%) ............                    658,982
                                                ---------------
BELGIUM
Electrabel .......................        250          59,224
Generale de Banque ...............        120          43,058
Petrofina SA .....................        110          35,046
Tractebel Investment
 International Capital ...........         70          32,625
Tractebel Investment
 International Capital--
 Warrants* .......................         70               0
                                                ---------------
 TOTAL BELGIUM (0.1%) ............                    169,953
                                                ---------------
CANADA
Accugraph Corp. (Class A)*  ......      5,000           3,980
Architel Systems Corp.* ..........     30,300         186,989
Istar Internet, Inc.*+ ...........     12,000          40,314
Loblaw Companies Ltd. ............     20,000         206,682
Prime Resource Group, Inc.  ......     20,000         141,683
Renaissance Energy Ltd.* .........      2,000          68,139
Rofin-Sinar Technologies, Inc.*  .     40,000         470,000
Transat A.T., Inc.* ..............     67,500         554,592
                                                ---------------
 TOTAL CANADA (1.1%) .............                  1,672,379
                                                ---------------
CHILE
Empresas Telex-Chile S.A. (ADR)  .     20,000      $   92,500
Enersis S.A. (ADR) ...............      1,000          27,750
Santa Isabel S.A. (ADR) ..........     17,000         384,625
                                                ---------------
 TOTAL CHILE (0.3%) ..............                    504,875
                                                ---------------
DENMARK
Carli Gry International A/S*  ....     15,600         747,266
Coloplast A/S B ..................      4,000         455,235
Den Danske Bank ..................        400          32,274
Scandinavian Mobility
 International, Inc.+ ............      6,000          98,861
Tele Danmark AS (B Shares)  ......      1,000          55,206
                                                ---------------
 TOTAL DENMARK (0.9%) ............                  1,388,842
                                                ---------------
FINLAND
KCI Konecranes International*  ...     20,000         630,824
Nokia Corp. (ADR) ................      3,000         172,875
                                                ---------------
 TOTAL FINLAND (0.5%) ............                    803,699
                                                ---------------
FRANCE
Accor SA .........................      8,000       1,013,010
Alcatel Alsthom ..................      3,500         281,160
Banque Nationale de Paris ........        700          27,091
Bouygues Offshore SA (ADR)*  .....     40,000         515,000
BSN Gervais Danone ...............        500          69,673
Carrefour ........................        225         146,401
Cie de St. Gobain ................        250          35,367
Cie Fin Paribas (Series A)  ......        750          50,723
Cie Generale des Eaux ............      6,000         743,568
Coflexip (ADR)* ..................      3,000          78,750
Credit Local de France ...........      1,000          87,116
Dauphin O.T.A.* ..................        195          12,102
Elf Aquitaine ....................      2,250         204,814
Havas ............................        350          24,554
Lafarge Corp. ....................        450          26,999
L'Air Liquide SA .................        550          85,863
L'Oreal ..........................        495         186,418
Louis Dreyfus Citrus*+ ...........     20,300         665,125
Louis Vuitton Moet Hennessy  .....        500         139,636
Lyonnais des Eaux Dumez ..........        400          37,228
Michelin (CGDE), (Class B)  ......      1,800          97,173
Pernod-Ricard ....................      2,000         110,629
Peugeot SA .......................        250          28,139
Pinault Printemps ................        150          59,497
Promodes .........................        100          28,236
Schneider SA .....................        800          36,990
Societe Generale .................        550          59,468
St. Dupont*+ .....................     34,900       1,183,848
                                                ---------------
 TOTAL FRANCE (4.0%) .............                  6,034,578
                                                ---------------
GERMANY
Adidas AG+ .......................     3,000          259,293
Allianz AG Holding ...............       150          270,016
Apcoa Parking AG .................       800           85,781
Bayer AG .........................     4,500          182,626
B.U.S. Berzelius
 Umwelt-Service AG ...............    24,850          306,830
Daimler-Benz AG* .................     2,000          137,120

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Deutsche Bank AG .................      3,250      $  151,644
Deutsche Telekom AG (ADR)*  ......     50,000       1,018,750
Dresdner Bank AG .................      2,850          85,196
Kiekert AG .......................      1,000          28,789
Linde AG .........................         50          30,381
Lufthansa AG .....................      2,000          27,008
Pfeiffer Vacuum Technology (ADR)*      10,000         180,000
RWE AG ...........................      1,850          77,424
SAP AG ...........................        500          68,397
Schering AG ......................        400          33,767
SGL Carbon AG+ ...................      6,900         870,345
Siemens AG .......................      2,500         116,032
SKW Trostberg AG .................      5,000         135,885
Thyssen AG .......................        150          26,602
Turbon International AG ..........      4,500         116,974
Veba AG ..........................      5,150         296,189
Viag AG ..........................        150          58,731
                                                ---------------
 TOTAL GERMANY (3.0%) ............                  4,563,780
                                                ---------------
GREECE (0.2%)
Hellenic Telecommunication
 Organization S.A. ...............     14,070         242,313
                                                ---------------
HONG KONG
Aeon Credit Service Co. ..........    924,000         295,675
Associated International Hotels  .     10,000           7,499
Cheung Kong Holdings .............     50,000         444,437
China Apollo Holdings Ltd.  ......    700,000          73,308
China Travel International
 Investment Hong Kong Ltd.*  .....    700,000         309,975
First Sign International
 Holdings Ltd. ...................    600,000         191,997
Hang Seng Bank ...................      5,000          60,767
HSBC Holdings PLC (H.K.$).........     14,200         303,846
Hutchison Whampoa ................     12,000          94,253
Jardine International
 Holdings Ltd. ...................     32,000          42,821
JCG Holdings .....................    250,000         244,036
Television Broadcasts ............     37,000         147,818
                                                ---------------
 TOTAL HONG KONG (1.5%) ..........                  2,216,432
                                                ---------------
INDONESIA
PT Bunas Finance Indonesia*  .....     93,000          98,434
PT Citatah* ......................    430,000         300,381
PT Indonesian Satellite (ADR)  ...     10,000         273,750
PT Kalbe Farma* ..................    350,000         400,085
PT Sekar Bumi ....................    510,000         323,878
                                                ---------------
 TOTAL INDONESIA (0.9%) ..........                  1,396,528
                                                ---------------
IRELAND
Crean (James) PLC--Units .........      5,000          15,681
Fyffes PLC .......................    600,000       1,118,886
Irish Continental Group ..........     20,000         150,032
Irish Life PLC ...................     50,000         229,711
Jurys Hotel Group PLC ............     62,000         289,046
                                                ---------------
 TOTAL IRELAND (1.2%) ............                  1,803,356
                                                ---------------
ISRAEL
Home Centers Ltd.* ...............     15,400          71,225
Tadiran Telecommunications Ltd. ..     20,000         447,500
                                                ---------------
 TOTAL ISRAEL (0.3%) .............                    518,725
                                                ---------------
ITALY
Assicurazioni Generali Spa  ......      5,500      $   104,244
Banca Commerciale Italiana Spa ...     10,000          18,195
Danieli & Co.* ...................     24,800         204,368
Editorale La Repubblica Spa*  ....     40,000          55,509
ENI Spa ..........................     30,000         153,968
ENI Spa (ADR) ....................      6,000         309,750
Fiat Spa .........................     20,000          60,519
Istituto Bancario San Paolo di
 Torino ..........................      5,000          30,655
Istituto Mobilare Italiano  ......      2,500          21,426
Istituto Naz Delle Assicurazioni       22,500          29,310
Mediaset Spa* ....................    260,000       1,199,836
Mediolanum Spa*+ .................     36,000         340,807
Rinascente .......................     10,000          58,014
Rinascente--Warrants* ............        500             221
Simint Spa* ......................    100,000         372,477
Telecom Italia Mobile Spa ........     40,000         101,129
Telecom Italia Spa ...............      5,000          12,987
Unicem Spa* ......................     16,000         104,425
                                                ---------------
 TOTAL ITALY (2.1%) ..............                  3,177,840
                                                ---------------
JAPAN
Ajinomoto Co., Inc. ..............      3,000          30,567
Akita Bank .......................     20,000         124,342
Asahi Bank Ltd. ..................     40,000         355,755
Asahi Chemical Industry Co.  .....      6,000          33,987
Asahi Diamond Industry Co. Ltd.  .     22,000         199,465
Asahi Glass Co. Ltd. .............     16,000         150,591
Asatsu, Inc. .....................     14,000         444,867
Bank of Tokyo-Mitsubishi Bank  ...     48,000         891,115
Bridgestone Corp. ................      4,000          75,987
Bridgestone Metalpha Corp.  ......     12,000         102,582
Canon, Inc. ......................     10,000         221,052
Capcom Co. Ltd. ..................      8,000         163,716
Chubu Sekiwa Real Estate .........      5,000          64,330
Credit Saison Co. ................     44,000         984,026
Daibiru Corp. ....................     21,000         194,025
Dai-Ichi Corp. ...................      6,000         121,233
Dai-Ichi Kangyo Bank .............     12,000         173,042
Daimon Co. Ltd. ..................      9,000         144,547
Dainippon Ink & Chemical, Inc.  ..     27,000         100,017
Dainippon Printing Co. Ltd.  .....     3,000          52,586
Daiseki Co. Ltd. .................     6,000         142,993
Daiwa House Industry Co. .........     2,000          25,732
DDI Corp. ........................        80         529,143
Doshisha Co. .....................     4,000          65,625
Eiden Sakakiya Co. Ltd. ..........    18,000         181,850
Enix Corp.* ......................     9,400         212,659
Enshu* ...........................    42,000         126,207
Familymart Co. ...................     3,500         139,927
Fanuc Co. ........................       900          28,832
FCC Co. Ltd. .....................    10,000         271,997
Fuji Bank Ltd. ...................    11,000         160,522
Fuji Photo Film Co. ..............     1,000          32,985
Fuji Soft Corp. ..................     7,600         232,312
Fujikura Ltd. ....................    48,000         384,630
Fujimi, Inc. .....................     5,500         296,347
Hachijuni Bank ...................     9,000          85,485
Hankyu Corp. .....................    25,000         124,126

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
Hirose Electric Co. Ltd. .........     11,000       $ 637,337
Hitachi Ltd. .....................     16,000        149,210
Hitachi Metals Ltd. ..............     28,000        222,675
Hitachi Plant Engineering &
 Construction Co. ................     24,000        142,164
Hokushin .........................        600          4,072
Homac Corp. ......................      7,500        135,999
Home Wide Corp., Inc. ............     15,000        134,703
Honda Motor Corp. ................     22,000        628,789
Hoya Corp. .......................     20,000        785,770
Industrial Bank of Japan .........      9,720        168,700
Isetan & Co. .....................     46,000        595,803
Ishihara Sangyo Ltd.* ............    100,000        241,775
Ishikawajima Harima Heavy
 Industries Co. Ltd. .............     60,000        266,816
Isuzu Motors Ltd. ................     40,000        177,878
Ito Yokado Co. Ltd. ..............      2,000         87,039
Japan Airport Terminal Co.  ......     32,200        394,819
Japan Industrial Land Development       8,000        151,973
Kajima Corp. .....................     16,000        114,394
Kaneshita Construction Co.  ......      6,000         56,990
KAO Corp. ........................      3,000         34,971
Kawasaki Heavy Industries ........    150,000        620,413
Kawasaki Kisen* ..................     20,000         45,592
Kawasaki Steel ...................     13,000         37,380
Keyence Corp. ....................      4,000        493,912
Kikuchi Co. Ltd. .................     14,000        181,331
King Co.* ........................     38,000        170,952
Kinki Nippon Railroad Co. ........      7,000         43,701
Kirin Brewery Co. ................      4,000         39,375
Koa Fire & Marine ................     22,000        106,761
Komatsu Ltd. .....................      4,000         32,812
Kubota Corp. .....................      6,000         28,961
Mabuchi Motor Co. ................     10,000        503,411
Makino Milling Machine Co.  ......     30,000        191,434
Mars Engineering Corp.* ..........      6,000        152,837
Matsuda Sangyo Co. Ltd. ..........      8,000        206,545
Matsushita Electric
 Industrial Co. ..................     11,000        179,518
Matsuyadenki Co. Industries  .....      6,000         56,472
Meitec Corp. .....................     39,000        744,236
Minebea Co. ......................     50,000        417,926
Ministop Co. Ltd. ................      4,700        114,852
Misawa Ceramic Corp. .............     34,000        184,958
Mitsubishi Chemical Corp. ........     50,000        161,903
Mitsubishi Corp. .................     44,000        455,919
Mitsubishi Estate Co. ............     46,000        472,671
Mitsubishi Heavy Industries Ltd. .    100,000        794,405
Mitsubishi Materials Corp.  ......      6,000         24,247
Mitsubishi Trust & Banking Corp.       20,000        267,680
Mitsui Home Co. Ltd. .............     28,000        345,739
Mitsui & Co. .....................      6,000         48,700
Murata Manufacturing Co. Ltd.  ...      1,000         33,244
Namco Ltd. .......................     20,000        613,073
Namura Shipbuilding Co. ..........     26,000         85,312
Nanno Construction Co. Ltd.  .....     15,000         89,371
NEC Corp. ........................      6,000         72,533
NGK Spark Plug Co. ...............     32,000        350,920
Nichiei Co. Ltd. .................     12,000        881,789
Nichiha Corp. ....................     38,000        672,653
Nintendo Co. .....................     12,000       $ 858,993
Nippon Denwa Shisetsu* ...........     30,000        277,178
Nippon Electric Glass ............     20,000        307,400
Nippon Express Co. Ltd. ..........      5,000         34,280
Nippon Kanzai Co. ................      1,000         25,905
Nippon Paper Industries Co.  .....     18,000         83,931
Nippon Steel Corp. ...............     27,000         79,734
Nippon Television Network Corp.  .      2,860        864,347
Nippon Yusen K.K. ................      4,000         18,099
Nippondenso Co. Ltd. .............      4,000         96,365
Nireco ...........................     15,000        170,970
Nissen Corp. Ltd. ................      2,300         16,087
Nitta Corp. ......................     27,000        338,054
Nitto Kohki Co. Ltd. .............     15,000        537,518
Nomura Securities Co. ............      8,000        120,197
Noritsu Koki Co. Ltd. ............     18,000        847,077
Ohmoto Gumi Co. Ltd. .............     11,000        157,672
Oie Sangyo Co. Ltd. ..............     12,000        155,427
Oji Paper Co. Ltd. ...............     14,000         88,611
Omron Corp. ......................     44,000        828,253
Oriental Construction Co. ........     11,000        141,525
Paris Miki, Inc. .................     13,500        487,264
Promise Co. Ltd. .................      9,000        442,967
PS Corp. .........................     18,900        316,605
Renown, Inc.* ....................     70,000        186,771
Ricoh Elemex Corp. ...............      8,000        111,907
Rohm Co. Ltd. ....................      7,000        459,373
Rohto Pharmaceutical Co. .........     33,000        319,143
Royal Ltd. .......................     12,000        274,588
Santen Pharmaceutical Co. ........     34,000        704,602
Sanyo Chemicals ..................     20,000        153,700
Sanyo Electric Co. Ltd. ..........     60,000        248,683
Sanyo Engineering & Construction,
 Inc. ............................     27,000        240,135
Sanyo Pax Co. Ltd. ...............     23,000        399,188
Sanyo Shinpan Finance Co. Ltd.  ..      6,000        375,615
Sato Corp. .......................     26,000        507,383
Sekisui Chemical Co. Ltd. ........     22,000        222,261
Sekisui House Ltd. ...............      3,000         30,567
Seven-Eleven Japan Ltd. ..........      7,000        409,809
Shaddy Co. Ltd. ..................      2,000         31,949
Sharp Corp. ......................     12,000        170,970
Shimizu Corp. ....................      3,000         22,407
Shin-Etsu Chemical Ltd. ..........      5,000         91,097
Shiseido Co. .....................     32,000        370,262
Shizuoka Bank ....................     30,000        318,625
Sho Bond Construction ............     28,000        754,339
SMC Corp. ........................     10,000        672,653
Sodick Co.* ......................     78,000        646,576
Sony Corp. .......................      1,000         65,538
Suido Kiko Kaisha ................      8,000         56,645
Sumitomo Bank Ltd. ...............     12,000        173,042
Sumitomo Chemical Co. Ltd.  ......      7,000         27,744
Sumitomo Forestry Co. ............      6,000         73,051
Sumitomo Metal Industries ........    200,000        492,185
Taisei Corp. .....................      4,000         20,724
Taisho Pharmaceutical Co. ........     22,000        518,608
Takara Printing Co. ..............     19,000        154,218
Takeda Chemical Industries  ......      8,000        167,861
Takefuji Corp.* ..................      4,000        288,403
Takihyo Co. Ltd. .................     21,000        253,864

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------  -----------  ---------------
TDK Corp. ........................      8,000      $   521,544
Toda Construction ................     18,000          136,776
Toei Co. .........................     50,000          322,079
Toho Bank ........................     15,000           90,925
Tokio Marine & Fire
 Insurance Co. ...................      6,000           56,472
Tokyo Broadcasting System ........     41,000          626,630
Tokyo Electric Power Co., Inc.  ..      7,000          153,527
Tokyo Electron ...................     10,000          306,537
Tokyu Corp. ......................      5,000           28,409
Toray Industries, Inc. ...........      6,000           37,043
Toso Co. Ltd. ....................     16,000          248,683
Tostem Corp. .....................      1,000           27,631
Toyoda Gosei* ....................     20,000          138,675
Toyota Motor Corp. ...............     11,000          316,294
Warabeya Nichiyo Co. Ltd.*  ......     12,000          102,582
Wesco, Inc. ......................      5,200           65,107
Xebio Co. ........................      6,000          178,741
Yamaichi Securities ..............     40,000          177,878
Yamanouchi Pharmaceutical ........     32,000          657,629
Yamato Transport .................     65,000          673,516
Yaskawa Electric Corp.* ..........     48,000          166,618
Yokogawa Electric Corp. ..........    106,000          915,290
                                                ---------------
 TOTAL JAPAN (30.3%) .............                  45,982,150
                                                ---------------
MALAYSIA
Guinness Anchor BHD ..............     30,000           73,649
Hong Leong Bank BHD ..............     50,000          174,223
IOI Corp. BHD ....................    250,000          384,082
Kim Hin Industry BHD .............    100,000          167,888
Lingkaran Trans Kota Holdings
 BHD*+ ...........................    152,000          312,968
Malayan Banking Berhad ...........     24,000          266,086
Mancon BHD* ......................     76,666          233,747
Metacorp Berhard .................    120,000          306,474
Pacific & Orient BHD .............     80,000          193,229
Resorts World BHD ................     20,000           91,071
RJ Reynolds BHD ..................    200,000          542,467
Sap Holdings* ....................     60,000          287,468
Sime Darby BHD ...................    150,000          590,972
Sriwani Holdings BHD .............    180,000          484,657
Star Publications BHD ............     30,000          118,194
                                                ---------------
 TOTAL MALAYSIA (2.8%) ...........                   4,227,175
                                                ---------------
MEXICO
Elamex S.A. de C.V.* .............     33,300          320,513
Grupo Elektra S.A. de C.V.*  .....     60,000          471,799
Panamerican Beverages ............      5,000          234,375
                                                ---------------
 TOTAL MEXICO (0.7%) .............                   1,026,687
                                                ---------------
NETHERLANDS
ABN Amro Holdings ................      1,456           94,672
Aegon N.V. .......................      8,000          509,531
Akzo Nobel N.V. ..................        330           45,053
AMEV N.V. ........................     10,000          349,984
Content Beheer N.V.*+ ............     30,000        1,145,403
Elsevier N.V. ....................     17,310          292,397
Goudsmit (Eduard) N.V.* ..........      6,000          534,521
Gucci Group N.V. .................      5,000          319,375
Heineken N.V. ....................        233           41,218
Hunter Douglas N.V. ..............      3,000          202,181
IHC Caland N.V. ..................      4,000          228,386
ING Groep N.V. ...................      3,392          122,050
KLM ..............................      2,000      $     56,229
Kon. PTT Nederland+ ..............     25,000          953,056
Koninklijke Nedlloyd Groep N.V. ..     20,000          548,405
Nutrica Verenigde Bedrijven
 N.V.+............................      1,000          151,853
Royal Dutch Petroleum Co. ........      2,487          435,781
Toolex Alpha N.V.* ...............     15,000          159,375
Unilever N.V. CVA ................        742          131,175
Vendex International N.V. ........      3,600          153,901
Ver Ned Uitgeversbedr
 Ver Bezit N.V. ..................      5,000          104,417
                                                ---------------
 TOTAL NETHERLANDS (4.3%) ........                   6,578,963
                                                ---------------
NEW ZEALAND
Lion Nathan Ltd. .................     15,000           35,948
Tourism Holdings Ltd. ............     15,000           28,631
Warehouse Group Ltd.* ............    120,000          288,436
                                                ---------------
 TOTAL NEW ZEALAND (0.2%) ........                     353,015
                                                ---------------
NORWAY
Alvern Norway ASA* ...............    110,000        1,468,453
Hafslund Nycomed ASA
 (B Shares) ......................      5,000           34,316
Merkantildata A/S ................      1,000           18,375
Norsk Hydro AS ...................      1,100           59,602
Nycomed ASA (B Shares)* ..........      5,000           76,956
Seatex Garex ASA* ................    100,000          543,406
Tomra Systems ....................     58,000          906,357
Union Bank of Norway .............     12,000          376,929
                                                ---------------
 TOTAL NORWAY (2.3%) .............                   3,484,394
                                                ---------------
PANAMA (0.3%)
Banco Latinoamericano de
 Exportaciones, S.A. (E Shares) ..     10,000          507,500
                                                ---------------
PERU
Banco Wiese Limitado (ADR)  ......     10,000           58,750
Telefonica del Peru S.A. (ADR)  ..     60,000        1,132,500
                                                ---------------
 TOTAL PERU (0.8%) ...............                   1,191,250
                                                ---------------
PORTUGAL
Banco Comercial Portugues SA  ....     32,700         431,420
Telecel-Comunicacoes
 Pessoai SA* .....................     15,000         958,044
                                                ---------------
 TOTAL PORTUGAL (0.9%) ...........                  1,389,464
                                                ---------------
SINGAPORE
City Developments Ltd. ...........     65,000         585,293
Comfort Group Ltd. ...............     18,000          15,951
Fraser & Neave ...................     50,000         514,543
GP Batteries International Ltd. ..     30,000          99,600
GP Batteries International Ltd.+ .    110,000         365,200
Great Eastern Life
 Assurance Co.* ..................      7,000         120,560
Overseas Union Bank Ltd. .........     20,000         154,363
Singapore Airlines Ltd. ..........     20,000         181,519
SM Summit Holdings Ltd.* .........     30,000          10,076
                                                ---------------
 TOTAL SINGAPORE (1.4%) ..........                  2,047,105
                                                ---------------
SOUTH KOREA
Korea Electric Power (ADR)  ......     10,000         205,000
Korea Mobile Telecommunications
 Corp. (ADR) .....................     63,860         822,198
                                                ---------------
 TOTAL SOUTH KOREA (0.7%) ........                  1,027,198
                                                ---------------

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996
---------------------------------------------------------------
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
SPAIN
Banco Bilbao Vizcaya SA ..........      1,627      $    87,916
Banco de Valencia ................     30,000         586,224
Banco Popular ....................        200          39,313
Banco Santander SA ...............      1,156          74,050
Centros Comerciales Pryca SA  ....      3,000          63,594
Construcciones Auxiliar Ferro  ...        500          18,963
Corporacion Mapfre Cia
 Inter SA ........................     10,000         609,735
Cubiertas Y Mzov SA ..............      2,000         154,168
El Aguila SA* ....................     19,000          91,244
Empresa Nacional de
 Celulosa SA* ....................      5,000          59,933
Endesa ...........................      1,122          79,915
Gas Y Electridad SA (Series 2)  ..     16,000       1,023,676
General de Aguas d'Barcelona  ....      6,000         249,752
Hidroelectrica del Cantabrico  ...     10,000         381,951
Iberdrola II .....................     10,000         141,835
Iberdrola SA .....................     25,668         364,061
Portland Valderrivas SA* .........      5,424         365,423
Prosegur Compania
 Seguridad SA ....................      4,315          39,914
Repsol SA ........................      4,392         168,599
Tabacalera SA ....................     10,000         430,900
Telefonica de Espana SA ..........     12,358         287,210
Viscofan Envoltura ...............      2,500          36,615
                                                ---------------
 TOTAL SPAIN (3.5%) ..............                  5,354,991
                                                ---------------
SWEDEN
Astra AB (A Shares) ..............      2,900         143,316
Autoliv AB .......................      3,000         131,541
BT Industries AB+ ................     10,000         186,239
Dahl International AB*+ ..........     33,000         694,437
Ericsson (L.M.) Telephone Co.
 (Series B) ......................      6,400         198,029
Kalmar Industries AB+ ............      4,000          61,591
Meda AB* .........................      8,100         153,229
NetCom Systems AB
 (B Shares)* .....................     26,400         427,793
Scandic Hotels AB*+ ..............     71,600       1,196,975
Sparbanken Sverige AB
 (A Shares) ......................     16,000         274,519
Swedish Match Co. AB* ............    200,000         703,896
                                                ---------------
 TOTAL SWEDEN (2.8%) .............                  4,171,565
                                                ---------------
SWITZERLAND
ABB AG ...........................        210         261,225
CS Holdings ......................      1,250         128,409
Nestle AG ........................        180         193,246
Novartis AG* .....................        528         604,725
Roche Holdings AG Genusscheine  ..         52         404,617
Schweizerische Bankgesellschaft  .        120         105,163
Schweizerische Ruckversicherungs
 Gesellschaft ....................        120         128,114
Tag Heuer International SA (ADR)*      30,200         486,975
                                                ---------------
 TOTAL SWITZERLAND (1.5%) ........                  2,312,474
                                                ---------------
THAILAND
CMIC Finance & Securities
 Co. Ltd. ........................     51,000          73,579
Nation Publishing Group
 Co. Ltd. ........................    130,000         380,176
Nawarat Patanakarn Public Co.  ...     30,000      $    35,093
Siam Makro Public Co. Ltd.  ......     50,000         210,559
Thai Engine Manufacturing Public
 Co. Ltd.* .......................     70,000         543,165
                                                ---------------
 TOTAL THAILAND (0.8%) ...........                  1,242,572
                                                ---------------
UNITED KINGDOM
Barclays Bank ....................     20,000         342,791
Bass Breweries ...................      5,132          72,179
BAT Industries ...................     60,000         497,998
BOC Group Co. PLC ................      2,591          38,772
Boots Co. PLC ....................      5,806          59,926
BPB PLC ..........................     70,000         459,882
British Aerospace ................      2,120          46,487
British Airport Author PLC  ......    100,000         833,423
British Airways ..................     38,000         394,167
British Energy PLC* ..............    251,400         633,090
British Gas ......................     25,021          96,229
British Petroleum Co. PLC ........     29,367         352,412
British Sky Broadcasting
 Group PLC .......................      8,097          72,406
British Steel ....................     20,000          54,991
British Telecommunications  ......     35,150         237,550
BTR PLC ..........................     21,470         104,456
Cable & Wireless .................     12,409         103,207
Cadbury Schweppes PLC ............      5,961          50,293
Carlton Communications PLC  ......     20,000         176,278
Commercial Union PLC .............      2,801          32,797
Cordiant PLC* ....................    170,000         299,964
Dixons Group PLC* ................    120,000       1,115,228
Filtronic Comtek PLC .............    180,000       1,137,841
General Accident .................      2,904          38,132
General Electric Co. PLC .........     13,890          90,897
GKN PLC ..........................      2,089          35,822
Glaxo Wellcome PLC................     23,220         377,097
Granada Group PLC ................      3,225          47,596
Grand Metropolitan ...............     24,736         194,502
Great Universal Stores ...........      3,970          41,622
Guinness PLC .....................     80,571         631,470
Hanson PLC .......................     44,569          62,226
Harvey Nichols Group PLC*+  ......     70,000         411,315
House of Fraser PLC ..............    150,000         394,441
HSBC Holdings PLC ................     10,000         217,906
Imperial Chemical Industries  ....      3,109          40,931
Imperial Tobacco PLC* ............     49,999         322,913
Invesco ..........................    100,000         444,549
Invesco Funding LLC* .............     20,000         88,910
Kingfisher PLC ...................      4,084         44,182
Land Securities PLC ..............      3,207         40,875
Legal & General Group PLC ........      7,475         47,636
Lloyds TSB Group PLC .............     34,379        253,542
Marks & Spencer ..................     17,109        143,909
McBride PLC ......................     20,000         46,596
Millennium Chemicals, Inc.*  .....        636         11,289
Mirror Group Newspapers PLC  .....     40,000        147,669
Misys PLC ........................     12,000        229,521
National Grid Group PLC ..........    280,754        940,276
National Power PLC ...............    100,000        837,706
Peninsular & Oriental Steam
 Navigation Co. ..................      3,314         33,496
Powerscreen International ........     40,000        387,161
Prudential Corp. .................      8,019         67,519

THE HUDSON RIVER TRUST
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996
---------------------------------------------------------------
                                      NUMBER          VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
Rank Organisation PLC ............     12,574     $      93,809
Reed International ...............     13,000          245,307
Rentokil Group PLC ...............     70,000          526,436
Reuters Holdings .................      7,496           96,503
RTZ Corp. ........................      5,510           88,398
Safeway PLC ......................      6,932           47,976
Scottish Power PLC ...............      5,263           31,736
Smith & Nephew PLC* ..............    100,000          310,071
Smithkline Beecham PLC ...........     40,000          554,702
Tate & Lyle PLC ..................     12,000           97,441
Tesco PLC ........................     12,625           76,671
Thistle Hotels PLC* ..............     94,000          292,272
Thorn PLC* .......................    120,000          517,014
Tomkins PLC ......................     25,000          114,992
Unilever .........................      4,907          119,074
United Utilities PLC .............      2,901           30,862
Vodafone Group ...................    150,000          633,419
WPP Group PLC ....................     60,000          261,076
Zeneca Group PLC .................     10,336          291,716
                                                ---------------
 TOTAL UNITED KINGDOM (12.1%) ....                  18,313,548
                                                ---------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (86.4%)
 (Cost $126,187,152) .............                 131,221,130
                                                ---------------
PREFERRED STOCKS:
GERMANY
Fielmann AG ......................      9,000          283,663
Fresenius AG* ....................      2,000          415,258
                                                ---------------
 TOTAL GERMANY (0.5%) ............                     698,921
                                                ---------------
FINLAND (0.0%)
Nokia Oy Cum .....................      1,400           81,250
                                                ---------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost $868,953) .................                     780,171
                                                ---------------
---------------------------------------------------------------
                                   PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
SPAIN (0.0%)
Corporacion Mapfre
 8.5% Conv., 02/27/99..........     2,520,000   $     19,425
                                               -------------
                     Peseta
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,681) ....................        19,425
                                               -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
 Mortgage Corp.
 5.7%, due 01/02/97 ...........   $12,300,000     12,298,053
Federal National Mortgage
 Association
 5.45%, due 02/13/97 ..........     5,000,000      5,000,000
                                               -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (11.4%) ............                   17,298,053
                                               -------------
TOTAL SHORT-TERM DEBT SECURITIES (11.4%)
 (Amortized Cost $17,298,053) ................    17,298,053
                                               -------------
TOTAL INVESTMENTS (98.3%)
 (Cost/Amortized $144,374,839)                   149,318,779
OTHER ASSETS
 LESS LIABILITIES (1.7%)  .....                    2,588,056
                                               -------------
NET ASSETS (100.0%) ...........                 $151,906,835
                                               =============

---------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Basic Materials                    4.2%
Business Services                 10.8
Capital Goods                     13.2
Consumer Cyclicals                21.0
Consumer Non-Cyclicals            13.2
Credit Sensitive                  21.7
Energy                             4.1
Technology                        10.0
Diversified                        1.8
                               -------
                                 100.0%
                               =======
------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $10,905,470 or 7.2% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDS--Global Depository Share

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
METALS & MINING (2.0%)
Cyprus Amax Minerals Co. ........     907,300   $   21,208,138
Kaiser Aluminum Corp.* ..........     780,900        9,077,962
Titanium Metals Corp.* ..........   1,392,200       45,768,575
                                                --------------
                                                    76,054,675
                                                --------------
CHEMICALS--SPECIALTY (4.4%)
Crompton & Knowles Corp. ........   3,404,400       65,534,700
Cytec Industries, Inc.* .........   2,087,500       84,804,688
IDEXX Laboratories, Inc.*  ......     549,700       19,789,200
                                                --------------
                                                   170,128,588
                                                --------------
STEEL (2.2%)
AK Steel Holding Corp.++ ........   1,326,300       52,554,637
Worthington Industries, Inc.  ...   1,949,700       35,338,313
                                                --------------
                                                    87,892,950
                                                --------------
 TOTAL BASIC MATERIALS (8.6%)  ..                  334,076,213
                                                --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (6.7%)
Philip Environmental, Inc.*  ....   1,625,000       23,562,500
Republic Industries, Inc.*  .....   2,694,000       84,019,125
USA Waste Services, Inc.*  ......   3,421,900      109,073,062
Wheelabrator Technologies, Inc.     2,597,800       42,214,250
                                                --------------
                                                   258,868,937
                                                --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.0%)
Comcast Corp. (Class A) SPL  ....   5,147,100       91,682,719
Evergreen Media Corp.
 (Class A) *++ ..................   2,511,300       62,782,500
                                                --------------
                                                   154,465,219
                                                --------------
TRUCKING, SHIPPING (1.5%)
Xtra Corp.++ ....................   1,376,400       59,701,350
                                                --------------
 TOTAL BUSINESS SERVICES
 (12.2%).........................                  473,035,506
                                                --------------
CONSUMER CYCLICALS
AIRLINES (3.9%)
America West Airlines, Inc.
 (Class B)* .....................   2,056,800       32,651,700
Continental Airlines, Inc.
 (Class B)* .....................   1,684,500       47,587,125
Delta Air Lines, Inc. ...........     569,700       40,377,488
Northwest Airlines Corp.
 (Class A)* .....................     788,700       30,857,888
                                                --------------
                                                   151,474,201
                                                --------------
APPAREL, TEXTILE (8.5%)
Tommy Hilfiger Corp.* ...........   1,127,300       54,110,400
Mohawk Industries, Inc.* ........   1,230,400       27,068,800
Nine West Group, Inc.*++ ........   3,112,800      144,356,100
Polymer Group, Inc.*++ ..........   2,534,600       35,167,575
Shaw Industries, Inc. ...........   2,542,100       29,869,675
UNIFI, Inc. .....................   1,223,900       39,317,787
                                                --------------
                                                   329,890,337
                                                --------------
FOOD SERVICES, LODGING (6.4%)
Choice Hotels International,
 Inc.* ..........................   1,742,400       30,709,800
Doubletree Corp.* ...............     590,700       26,581,500
Extended Stay America, Inc.*  ...   1,573,600       31,668,700
Host Marriott Corp.* ............   7,650,400   $  122,406,400
La Quinta Motor Inns, Inc.  .....     649,300       12,417,862
Studio Plus Hotels, Inc.*  ......     478,600        7,537,950
Suburban Lodges of America*++  ..     942,400       15,078,400
                                                --------------
                                                   246,400,612
                                                --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (2.1%)
Industrie Natuzzi (ADR) .........   2,169,800       49,905,400
Sunbeam Corp. ...................   1,175,800       30,276,850
                                                --------------
                                                    80,182,250
                                                --------------
LEISURE RELATED (5.6%)
Electronic Arts* ................     762,000       22,812,375
Harman International Industries,
 Inc. ++ ........................   1,497,200       83,281,750
Hasbro, Inc. ....................   1,938,600       75,363,075
ITT Corp.* ......................     814,500       35,328,938
                                                --------------
                                                   216,786,138
                                                --------------
RETAIL--GENERAL (3.1%)
AutoZone, Inc.* .................   1,460,200       40,155,500
Circuit City Stores, Inc.  ......   2,166,900       65,277,862
Pep Boys Manny Moe & Jack  ......     515,800       15,860,850
                                                --------------
                                                   121,294,212
                                                --------------
 TOTAL CONSUMER CYCLICALS (29.6%)                1,146,027,750
                                                --------------
CONSUMER NONCYCLICALS
DRUGS (3.8%)
Biogen, Inc.* ...................   1,651,000       63,976,250
Centocor, Inc.* .................   1,847,400       66,044,550
MedImmune, Inc.* ................   1,012,100       17,205,700
                                                --------------
                                                   147,226,500
                                                --------------
HOSPITAL SUPPLIES & SERVICES (7.9%)
Healthsouth Corp.* ..............   3,124,375    120,678,984
Health Management Associates,
 Inc. (Class A)* ................   1,510,900     33,995,250
Manor Care, Inc. ................   1,742,400     47,044,800
Saint Jude Medical, Inc.*  ......   2,436,350    103,849,419
                                               --------------
                                                 305,568,453
                                               --------------
SOAPS & TOILETRIES (1.8%)
Dial Corp. ......................   2,653,800     39,143,550
Estee Lauder Cos. (Class A)  ....     587,000     29,863,625
                                               --------------
                                                  69,007,175
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (13.5%)             521,802,128
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (1.0%)
Aames Financial Corp.++ .........   1,112,400     39,907,350
                                               --------------
INSURANCE (3.1%)
CNA Financial Corp.* ............   1,133,100    121,241,700
                                               --------------
UTILITY--TELEPHONE (2.8%)
Telephone & Data Systems,
 Inc.++..........................   2,883,000    104,508,750
                                               --------------
 TOTAL CREDIT SENSITIVE (6.9%)  .                265,657,800
                                               --------------
ENERGY
OIL--DOMESTIC (4.8%)
Oryx Energy Co.* ................   2,098,400     51,935,400
Ultramar Diamond Shamrock Corp.
 ++ .............................   4,184,622    132,338,671
                                               --------------
                                                 184,274,071
                                               --------------

THE HUDSON RIVER TRUST
AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996


                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
---------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (4.6%)
Diamond Offshore Drilling,
 Inc.*...........................   1,609,184   $   91,723,488
Rowan Cos., Inc.* ...............   3,785,500       85,646,937
                                                --------------
                                                   177,370,425
                                                --------------
 TOTAL ENERGY (9.4%) ............                  361,644,496
                                                --------------
TECHNOLOGY
ELECTRONICS (3.0%)
American Power Conversion Corp.*      178,000        4,850,500
DT Industries, Inc. ++ ..........     581,900       20,366,500
Pairgain Technologies, Inc.*  ...     183,400        5,582,238
Parametric Technology Corp.*  ...   1,351,600       69,438,450
Xylan Corp.* ....................     534,100       15,088,325
                                                --------------
                                                   115,326,013
                                                --------------
OFFICE EQUIPMENT (2.0%)
Read-Rite Corp.* ................     876,100       22,121,525
Storage Technology Corp.*  ......     739,800       35,232,975
Symantec Corp.* .................   1,490,600       21,613,700
                                                --------------
                                                    78,968,200
                                                --------------
OFFICE EQUIPMENT SERVICES (4.1%)
Baan Co. N.V.* ..................     890,000       30,927,500
Fore Systems, Inc.* .............   1,112,500       36,573,438
Informix Corp.* .................   1,411,300       28,755,237
Premisys Communications, Inc.*  .     872,500       29,446,875
Sterling Commerce, Inc.* ........     893,448       31,494,042
                                                --------------
                                                   157,197,092
                                                --------------
TELECOMMUNICATIONS (4.7%)
American Satellite
 Network--Warrants* .............      49,450                0
Andrew Corp.* ...................     701,200       37,207,425
Glenayre Technologies, Inc.*  ...   1,297,400       27,975,188
Millicom International Cellular
 S.A.* ..........................   1,314,415       42,225,582
Tellabs, Inc.* ..................     648,400       24,396,050
United States Cellular Corp.*  ..   1,033,100       28,797,662
Vanguard Cellular Systems, Inc.
 (Class A)* .....................   1,132,450       17,836,087
                                                --------------
                                                   178,437,994
                                                --------------
 TOTAL TECHNOLOGY (13.8%)  ......                  529,929,299
                                                --------------
TOTAL COMMON STOCKS
 AND WARRANTS (94.0%)
 (Cost $3,138,615,856) ..........                3,632,173,192


                                     PRINCIPAL             VALUE
                                      AMOUNT              (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of Tokyo
 5.52%, due 02/10/97 ..........   $14,000,000         $   13,914,133
Canadian Imperial Bank of
 Commerce
 5.38%, due 03/27/97 ..........    12,000,000             11,850,400
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97 ..........    10,000,000              9,976,125
                                                       -------------
 TOTAL BANKERS' ACCEPTANCES (0.9%)                        35,740,658
                                                      ---------------
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97 ..........    25,000,000             25,009,103
Sumitomo Bank Ltd.
 5.51%, due 01/13/97 ..........     5,000,000              4,999,736
                                                      ---------------
 TOTAL CERTIFICATES OF DEPOSIT (0.8%)                     30,008,839
                                                      ---------------
COMMERCIAL PAPER
ASCC Commercial Paper
 5.33%, due 03/18/97 ..........    11,300,000             11,174,280
Centauri Corp.
 5.4%, due 02/06/97 ...........     9,000,000              8,951,400
Corporate Asset Securitization
 Australia
 5.55%, due 03/14/97 ..........     9,000,000              8,905,140
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97 ..........     5,000,000              4,927,263
Eureka Corp.
 5.42%, due 02/19/97 ..........    10,000,000              9,926,228
Gotham Funding Corp.
 5.45%, due 03/12/97 ..........    10,000,000              9,897,528
Jefferson Smurfit Corp.
 5.45%, due 03/04/97 ..........     4,000,000              3,963,696
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97 ..........    77,000,000             76,985,477
Sigma Finance Corp.
 5.36%, due 04/28/97 ..........    10,000,000              9,829,050
                                                      ---------------
 TOTAL COMMERCIAL PAPER (3.7%)                           144,560,062
                                                      ---------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97 ...........    14,000,000             14,000,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97 ...........    34,000,000             34,000,000
                                                      ---------------
 TOTAL TIME DEPOSITS (1.2%)  ..                           48,000,000
                                                      ---------------
TOTAL SHORT-TERM DEBT SECURITIES (6.6%)
 (Amortized Cost
 $258,282,887).................                          258,309,559
                                                      ---------------
TOTAL INVESTMENTS (100.6%)
 (Cost/Amortized Cost $3,396,898,743)                  3,890,482,751
OTHER ASSETS
 LESS LIABILITIES (-0.6%)  ....                          (24,613,334)
                                                      ---------------
NET ASSETS (100.0%) ...........                       $3,865,869,417
                                                      ===============

------------
*      Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).
       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. .................     1,505       $  205,467
Bayer AG.........................     5,735          232,747
Freeport-McMoRan, Inc............     7,500          240,938
Holliday Chemical Holdings PLC ..    23,700           49,939
Olin Corp. ......................     1,700           63,963
Toagosei Co. Ltd. ...............     5,000           17,701
UBE Industries Ltd. .............     9,000           25,490
                                               --------------
                                                     836,245
                                               --------------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.*..........     4,000          162,500
NGK Insulators ..................     4,000           37,993
                                               --------------
                                                     200,493
                                               --------------
METALS & MINING (0.3%)
Mitsubishi Materials Corp. ......     7,000           28,288
Nippon Light Metal Co............     9,000           36,992
Pechiney SA (A Shares)...........     1,446           60,588
Reynolds Metals Co...............     9,300          524,288
Western Mining Corp. Ltd.........    11,494           72,449
                                               --------------
                                                     722,605
                                               --------------
PAPER (0.0%)
Fletcher Forestry Shares.........    14,000           23,457
UPM-Kymmene Oy...................     3,510           73,679
                                               --------------
                                                      97,136
                                               --------------
STEEL (0.1%)
Nippon Steel Corp................    24,000           70,875
Nisshin Steel Co. Ltd. ..........    44,000          118,158
NKK Corp.*.......................    28,000           63,103
Pohang Iron & Steel Co. Ltd.
 (ADR)...........................     2,000           40,500
Tokyo Steel Manufacturing Co.
 Ltd. ...........................    11,000          156,721
Usinor Sacilor...................     5,280           76,831
                                               --------------
                                                     526,188
                                               --------------
 TOTAL BASIC MATERIALS (0.8%)  ..                  2,382,667
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
Republic Industries, Inc.* ......     5,500          171,531
USA Waste Services, Inc.*........    26,000          828,750
WMX Technologies, Inc. ..........    19,500          636,188
                                               --------------
                                                   1,636,469
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.9%)
British Sky Broadcasting
 Group PLC.......................    12,200          109,097
Cablevision Systems Corp.
 (Class A)*......................     6,000          183,750
Dainippon Printing Co. Ltd. .....     6,000          105,172
Liberty Media Group (Class A)* ..     2,700           77,119
New York Times Co................    14,500          551,000
Pearson PLC......................     7,470           95,912
Reed International...............     8,830          166,620
Reuters Holdings.................    14,000          180,235
Schibsted ASA....................     1,780           32,848
Singapore Press Holdings.........     5,000           98,621
TCI Group (Class A)*.............    10,000       $  130,625
Television Broadcasts............    16,000           63,921
Time Warner, Inc.................     7,200          270,000
Viacom, Inc. (Class B)*..........    14,560          507,780
                                               --------------
                                                   2,572,700
                                               --------------
PROFESSIONAL SERVICES (0.3%)
Adecco SA........................       189           47,444
Associated First Capital Corp.  .     7,500          330,938
Ceridian Corp.*..................    10,000          405,000
ISS International Service
 System A/S (Class B)*...........     2,510           66,086
                                               --------------
                                                     849,468
                                               --------------
TRUCKING, SHIPPING (0.1%)
Autopistas Concesionaria
 Espanola........................     4,260           58,780
Bergesen Dy AS (A Shares)........     5,380          131,812
Kamigumi Co. Ltd.................     6,000           39,375
Mayne Nickless Ltd. .............     6,000           41,014
Nippon Express Co. Ltd...........    10,000           68,561
Toyo Kanetsu.....................     7,000           24,297
Unitor ASA*......................       940           12,106
                                               --------------
                                                     375,945
                                               --------------
 TOTAL BUSINESS SERVICES (1.9%) .                  5,434,582
                                               --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Boeing Co........................     5,600          595,700
British Aerospace................     6,200          135,952
Coltec Industries, Inc.*.........    11,000          207,625
General Electric Co. PLC.........    18,400          120,410
Swire Pacific Ltd. (Class A) ....     6,000           57,211
United Technologies Corp.........     4,800          316,800
                                               --------------
                                                   1,433,698
                                               --------------
BUILDING & CONSTRUCTION (0.3%)
American Standard
 Companies, Inc.*................     6,700         256,275
Bouygues.........................     1,203         124,740
Daito Trust Construction Co. ....     8,112          90,359
GTM Entrepose....................     1,116          51,622
Maeda Road Construction Co. .....     2,000          23,141
Matsushita Electric Works Ltd. ..     7,000          60,263
National House Industrial Co. ...     7,000          93,084
Shimizu Corp.....................     7,000          52,284
Wimpey (George) PLC..............    46,100          99,902
                                               --------------
                                                    851,670
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.2%)
BPB PLC..........................     8,200          53,872
Hepworth PLC.....................     8,600          37,347
Louisiana Pacific Corp...........     5,200         109,850
Martin Marietta Materials, Inc. .     4,200          97,650
Rugby Group PLC..................    38,400          62,494
Stora Kopparbergs (Series B) ....     7,950         108,422
                                               --------------
                                                    469,635
                                               --------------
ELECTRICAL EQUIPMENT (0.5%)
Alcatel Alsthom..................       320          25,706
General Electric Co..............    13,700       1,354,588
Sumitomo Electric Industries ....     7,000          97,919
                                               --------------
                                                  1,478,213
                                               --------------

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
MACHINERY (0.3%)
Amano Corp.......................     8,000      $     85,657
Daifuku Co.......................     7,000           88,247
Furukawa Co. Ltd. ...............    11,000           37,042
Ishikawajima Harima Heavy
 Industries Co. Ltd. ............     9,000           40,022
KSB AG...........................       590           92,020
Legris Industries................     1,990           83,804
Mitsubishi Heavy Industries
 Ltd.............................    11,000           87,385
Schindler Holding AG*............        52           56,526
Siebe PLC........................     7,150          132,531
TI Group PLC.....................    15,500          154,539
                                               --------------
                                                     857,773
                                               --------------
 TOTAL CAPITAL GOODS (1.8%)                        5,090,989
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Delta Air Lines, Inc.............     1,100           77,963
Lufthansa AG.....................     7,000           94,528
Northwest Airlines Corp.
 (Class A)*......................    11,800          461,675
Qantas Airways Ltd...............     7,000           11,684
Singapore Airlines Ltd...........     1,000            9,076
Swissair*........................        60           48,547
                                               --------------
                                                     703,473
                                               --------------
APPAREL, TEXTILE (0.5%)
Cone Mills Corp.*................    12,000           94,500
Kuraray Co. Ltd..................    10,000           92,393
Reebok International Ltd.........    31,250        1,312,500
                                               --------------
                                                   1,499,393
                                               --------------
AUTO RELATED (0.1%)
Asahi Glass Co. Ltd..............    17,000          160,003
Magneti Marelli Spa*.............    26,250           32,621
Sumitomo Rubber
 Industries, Inc.................     6,000           44,711
                                               --------------
                                                     237,335
                                               --------------
AUTOS & TRUCKS (0.2%)
Bajaj Auto Ltd. (GDR)............     4,000          105,500
Honda Motor Corp.................     3,000           85,744
Toyota Motor Corp................    13,000          373,802
Volkswagen AG*...................       150           62,143
                                               --------------
                                                     627,189
                                               --------------
FOOD SERVICES, LODGING (0.5%)
Brinker International, Inc.* ....    30,500          488,000
Compass Group PLC*...............     9,500          100,495
Host Marriott Corp.*.............    16,200          259,200
John Q Hammons Hotels, Inc.
 (Class A)*......................    15,000          127,500
La Quinta Motor Inns, Inc. ......    27,900          533,588
                                               --------------
                                                   1,508,783
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.6%)
Electrolux B.....................       920           53,426
First Brands Corp................    12,500          354,688
Matsushita Electric
 Industrial Co...................    12,000          195,838
Sunbeam Corp. ...................    46,900        1,207,675
                                               --------------
                                                   1,811,627
                                               --------------
LEISURE RELATED (0.7%)
Carnival Corp. ..................     1,600      $     52,800
Disney (Walt) Co.................    15,166        1,055,933
ITT Corp.*.......................     7,300          316,638
Ladbroke Group PLC...............    33,300          131,777
Learning Company, Inc.*..........     4,800           69,000
Rank Group PLC...................    22,300          166,370
Resorts World BHD................    20,000           91,071
Salomon SA.......................       830           71,186
Shimano, Inc.....................     3,000           51,032
                                               --------------
                                                   2,005,807
                                               --------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co...............     1,000           32,985
                                               --------------
RETAIL--GENERAL (1.4%)
AutoZone, Inc.*..................    46,500        1,278,750
British Airport Author PLC ......    17,700          147,516
CompUSA, Inc.*...................    42,600          878,625
Dayton Hudson Corp...............    17,300          679,025
Fingerhut Companies, Inc.........    12,000          147,000
Kingfisher PLC...................     5,200           56,255
Kokuyo Co. ......................     3,000           74,087
Sainsbury (J) PLC................    22,800          151,547
Sears PLC........................    64,700          105,295
Vendex International N.V.  ......     2,850          121,838
Woolworths Ltd...................    55,026          132,524
                                               --------------
                                                   3,772,462
                                               --------------
 TOTAL CONSUMER CYCLICALS (4.3%)                  12,199,054
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.5%)
Bass Breweries...................     7,980          112,235
Cadbury Schweppes PLC............    14,900          125,712
Coca-Cola Amatil Ltd.............     7,048           75,348
Coca-Cola Co.....................    18,000          947,250
Grand Metropolitan...............    16,900          132,887
Kirin Brewery Co.................    11,000          108,281
Lion Nathan Ltd..................    17,000          40,742
                                               --------------
                                                  1,542,455
                                               --------------
CONTAINERS (0.3%)
Crown Cork & Seal Co., Inc. .....    12,000         652,500
Schmalbach Lubeca AG*............       540         132,649
                                               --------------
                                                    785,149
                                               --------------
DRUGS (2.5%)
Amgen, Inc.*.....................     9,200         500,250
Apothekers Cooperatie Opg-CV ....       940          27,026
Astra AB (A Shares)..............     3,040         150,235
Biogen, Inc.*....................    20,000         775,000
Centocor, Inc.*..................    23,800         850,850
Eisai Co. Ltd....................     4,000          78,750
Geltex Pharmaceuticals, Inc.* ...     3,200          77,600
Glaxo Wellcome PLC ..............     8,940         145,187
Merck & Co., Inc.................    17,200       1,363,100
Novartis AG*.....................       330         377,953
Orion-Yhtymae Oy (B Shares) .....     3,030         116,661
Pfizer, Inc. ....................    18,600       1,541,475
Revco D.S., Inc.*................     3,000         111,000
Sankyo Co........................     1,000          28,322
Santen Pharmaceutical Co.........     2,000          41,447

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Smithkline Beecham PLC...........     8,900      $   123,421
Taisho Pharmaceutical Co.........     4,000           94,292
Takeda Chemical Industries ......     3,000           62,948
Warner-Lambert Co................     6,500          487,500
Yamanouchi Pharmaceutical........     7,000          143,856
                                               --------------
                                                   7,096,873
                                               --------------
FOODS (0.7%)
Campbell Soup Co.................     9,170          735,893
CSM N.V.*........................       450           24,991
House Foods Industry.............     2,000           32,294
Nabisco Holdings Corp.
 (Class A).......................    19,770          768,559
Nestle AG........................       186          199,688
Orkla A/S 'A'....................       930           64,997
Suedzucker AG....................       240          117,130
Viscofan Envoltura...............     1,950           28,560
Yakult Honsha Co. ...............     6,000           62,171
Yamakazi Baking Co. .............     3,000           47,923
                                               --------------
                                                   2,082,206
                                               --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Columbia/HCA Healthcare Corp. ...    27,000        1,100,250
Medtronic, Inc...................     9,600          652,800
Oxford Health Plans, Inc*........     4,900          286,956
Pacificare Health Systems, Inc.
 (Class B)*......................     8,700          741,675
Steris Corp.*....................     6,600          287,100
                                               --------------
                                                   3,068,781
                                               --------------
RETAIL--FOOD (0.2%)
Delhaize Freres..................       930           55,298
Ito Yokado Co. Ltd. .............     1,000           43,520
Kesko*...........................     1,750           24,705
Seven-Eleven Japan Ltd...........     5,000          292,721
Tesco PLC........................     4,300           26,114
                                               --------------
                                                     442,358
                                               --------------
SOAPS & TOILETRIES (0.6%)
Colgate Palmolive Co.............     8,680          800,730
Gillette Corp....................    10,275          798,881
KAO Corp. .......................    11,000          128,227
Shiseido Co......................     7,000           80,995
                                               --------------
                                                   1,808,833
                                               --------------
TOBACCO (1.0%)
BAT Industries...................    10,600           87,980
Hanjaya Mandala Sampoerna........    24,000          128,027
Japan Tobacco, Inc...............        10           67,782
Loews Corp.......................     3,000          282,750
Philip Morris Cos., Inc. ........    17,400        1,959,675
Tabacalera SA....................     1,880           81,008
                                               --------------
                                                   2,607,222
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (6.9%)               19,433,877
                                               --------------
CREDIT SENSITIVE
BANKS (1.1%)
AMMB Holdings BHD................     8,000           67,155
Banco Santander SA...............       990           63,416
Bangkok Bank Public Co. .........     2,000           19,340
Bank of Tokyo-Mitsubishi Bank ...     8,000          148,519
Barclays Bank ...................    14,050          240,811
Chase Manhattan Corp.............     2,500          223,125
Chiba Bank.......................     5,000      $    34,108
Den Danske Bank..................     2,000          161,371
First Union Corp.................    18,000        1,332,000
Kredietbank......................       200           65,612
Malayan Banking Berhad...........     4,000           44,348
Mitsui Trust & Banking Co. ......    22,000          171,920
National Westminster Bank* ......    10,050          118,020
Overseas Chinese Bank............     7,600           94,504
Overseas Union Bank Ltd..........    10,000           77,181
Philippine Commercial
 International Bank..............     1,000           13,118
Sparbanken Sverige AB
 (A Shares)......................     2,300           39,462
Sparekassen Bikuben A/S*.........       870           40,788
State Bank of India (GDR)* ......     4,000           58,000
Thai Farmers Bank Public Co. ....    13,000           81,104
Thai Farmers Bank Public Co.--
 Warrants*.......................       375              102
Tokai Bank.......................    10,000          104,481
                                               --------------
                                                   3,198,485
                                               --------------
FINANCIAL SERVICES (1.9%)
American Express Co..............    24,000        1,356,000
Beneficial Corp. ................     3,500          221,813
Daiwa Securities Co. Ltd.........     3,000           26,682
Dean Witter Discover & Co.  .....    18,350        1,215,688
Incentive AB (B Shares)*.........       450           32,665
Industrial Credit & Investment
 Corp. (GDR)*....................     3,000           29,250
Industrial Credit & Investment
 Corp. of India Ltd. (GDR)* .....     1,000            9,500
ING Groep N.V....................     6,260          225,246
Japan Securities Finance Co.  ...     9,000          104,913
MBNA Corp........................    28,300        1,174,450
Merrill Lynch & Co., Inc.........     9,900          806,850
Nikko Securities Co..............     8,000           59,684
Nomura Securities Co.............     7,000          105,172
                                               --------------
                                                   5,367,913
                                               --------------
INSURANCE (1.4%)
AMEV N.V.........................     6,310          220,840
 Assurances Generales de France       4,510        145,596

 ................................
Baloise Holdings.................        60         120,583
Istituto Naz Delle
 Assicurazioni...................    83,800         109,165
ITT Hartford Group, Inc..........       500          33,750
MGIC Investment Corp. ...........     4,500         342,000
Mitsui Marine & Fire
 Insurance Co. ..................    11,000          59,175
PennCorp Financial Group, Inc. ..    16,200         583,200
Sumitomo Marine & Fire Insurance
 Co. ............................     9,000          55,954
TIG Holdings, Inc................    17,500         592,813
Travelers Group, Inc.............    35,566       1,613,807
United Assurance Group PLC ......    10,000          82,314
Zurich Versicherungs Reg.........       190          52,805
                                               --------------
                                                  4,012,002
                                               --------------
REAL ESTATE (0.2%)
Hysan Development Co. Ltd. ......     7,000          27,875
Hysan Development Co.
 Ltd.--Warrants*.................       300             272
New World Development Co.........     5,000          33,777

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996



---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Sefimeg..........................       600      $    43,481
Simco S.A........................       550           48,020
Societe des Immeubles
 de France SA....................       628           37,037
Sumitomo Realty & Development
 Co..............................    11,000           69,338
Unibail S.A......................       950           94,478
Union Immobiliere de France .....       530           43,260
Wharf Holdings...................     8,000           39,925
                                               --------------
                                                     437,463
                                               --------------
UTILITY--ELECTRIC (0.5%)
Cinergy Corp.....................     6,900          230,288
FPL Group, Inc...................    11,600          533,600
Korea Electric Power (ADR) ......     2,000           41,000
Malakoff BHD*....................     9,000           44,189
Manila Electric Co...............     5,200           42,510
National Grid Group PLC..........    44,100          147,696
Tokyo Electric Power Co., Inc. ..     3,000           65,797
Veba AG..........................     3,800          218,547
                                               --------------
                                                   1,323,627
                                               --------------
UTILITY--GAS (0.1%)
Anglian Water PLC................    11,900          120,277
Hong Kong & China Gas Co.........    13,200           25,514
Hong Kong & China Gas
 Co.--Warrants*..................     1,100              612
Osaka Gas Co.....................    21,000           57,482
Tokyo Gas Co.....................    41,000          111,165
                                               --------------
                                                     315,050
                                               --------------
UTILITY--TELEPHONE (0.3%)
British Telecommunications ......    17,500          118,268
Frontier Corp....................     5,500          124,438
Telecom Corp. of New Zealand ....    14,000           71,458
Telecom Italia Spa...............    55,900          145,196
Telephone & Data Systems, Inc. ..     7,500          271,875
WorldCom, Inc.*..................     4,000          104,250
                                               --------------
                                                     835,485
                                               --------------
 TOTAL CREDIT SENSITIVE (5.5%)  .                 15,490,025
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
Nabors Industries, Inc.*.........    29,000          558,250
                                               --------------
OIL--DOMESTIC (0.5%)
Apache Corp......................    14,100          498,788
Louisiana Land & Exploration
 Corp. ..........................     9,800          525,525
Union Pacific Resources
 Group, Inc......................     9,824          287,352
                                               --------------
                                                   1,311,665
                                               --------------
OIL--INTERNATIONAL (0.8%)
British Petroleum Co. PLC........    17,700          212,405
Elf Aquitaine....................     2,110          192,070
ENI Spa..........................    25,400          130,360
Exxon Corp.......................    12,900        1,264,200
Mitsubishi Oil Co................    10,000           59,839
Repsol SA........................     2,410           92,515
Shell Transport & Trading Co.* ..     5,500           95,304
Tatneft (ADR)*...................       500           24,000
Total Campagnie Francaise........     2,881          234,322
                                               --------------
                                                   2,305,015
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc................    23,850      $   822,825
BJ Services Co.*.................    17,200          877,200
Halliburton Co...................     3,500          210,875
Noble Drilling Corp.*............    12,500          248,438
Saipem Spa*......................    11,950           54,989
Schlumberger, Ltd. ..............     8,500          848,938
Transocean Offshore, Inc.........    12,400          776,550
                                               --------------
                                                   3,839,815
                                               --------------
RAILROADS (0.6%)
Burlington Northern Santa Fe ....     6,600          570,074
Canadian Pacific Ltd.............    21,500          569,750
East Japan Railway Co............        19           85,475
Guangshen Railway Co. Ltd.
 (ADR)*..........................     2,000           41,250
Union Pacific Corp...............     9,000          541,125
                                               --------------
                                                   1,807,674
                                               --------------
 TOTAL ENERGY (3.5%) ............                  9,822,419
                                               --------------
TECHNOLOGY
ELECTRONICS (2.7%)
Advanced Semiconductor
 Engineering (GDR)*..............     3,400           32,300
Altera Corp.*....................    15,000        1,090,313
Cisco Systems, Inc.*.............    27,700        1,762,413
Hirose Electric Co. Ltd. ........     2,000          115,879
Hoya Corp........................     5,000          196,442
Intel Corp.......................     8,800        1,152,250
Intergraph Corp.*................    10,500          107,625
Kandenko Co. Ltd.................     6,000           56,990
Kyocera Corp. ...................     1,000           62,343
National Semiconductor Corp.* ...     1,500           36,563
Rohm Co. Ltd.....................     6,000          393,748
Seagate Technology, Inc.*........     6,500          256,750
SGS-Thomson Microelectronics
 N.V.*...........................       760           53,757
TDK Corp.........................     4,000          260,772
Teradyne, Inc.*..................     5,000          121,875
Texas Instruments, Inc. .........     2,750          175,313
Ushio, Inc.*.....................     7,000          76,159
Yamatake-Honeywell Co............     3,000          48,441
3Com Corp.*......................    23,100       1,694,963
                                               --------------
                                                  7,694,896
                                               --------------
OFFICE EQUIPMENT (0.4%)
Canon, Inc.......................     9,000         198,947
Compaq Computer Corp.*...........     9,300         690,525
Sterling Software, Inc.*.........     4,000         126,500
Storage Technology Corp.*........     1,500          71,438
                                               --------------
                                                  1,087,410
                                               --------------
OFFICE EQUIPMENT SERVICES (1.5%)
Electronic Data Systems Corp. ...    12,400         536,300
First Data Corp..................    16,600         605,900
Informix Corp.*..................    50,000       1,018,750
Microsoft Corp.*.................     7,800         644,475
Oracle Corp.*....................    31,600       1,319,300
Sterling Commerce, Inc.*.........     6,370         224,543
                                               --------------
                                                  4,349,268
                                               --------------
TELECOMMUNICATIONS (1.0%)
Asia Satellite Telecommunications
 Holdings Ltd.*..................     2,000           4,642
DDI Corp. .......................        65         429,928

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Deutsche Telekom AG*.............     2,140      $    44,641
Deutsche Telekom AG (ADR)* ......     2,000           40,750
DSC Communications Corp.*........     5,100           91,163
Korea Mobile Telecommunications
 Corp. (ADR).....................     9,270          119,351
MFS Communications Co., Inc.* ...     5,250          286,125
Netscape Communications
 Corp.*..........................     9,600          546,000
Nokia Corp. (ADR)................     3,000          172,875
PT Indosat.......................    41,000          121,506
PT Telekomunikasi Indonesia .....    30,000           51,756
Scientific Atlanta, Inc..........    19,000          285,000
Telecel Comunicacoes
 Pessoai SA*.....................       280           17,883
Vanguard Cellular Systems, Inc.
 (Class A)*......................    25,000          393,750
Vodafone Group ..................    22,800           96,280
                                               --------------
                                                   2,701,650
                                               --------------
 TOTAL TECHNOLOGY (5.6%) ........                 15,833,224
                                               --------------
DIVERSIFIED MISCELLANEOUS (1.0%)
Allied Signal, Inc...............    18,700        1,252,900
BTR PLC..........................    37,300          181,472
Cie Generale des Eaux............       843          104,471
Citic Pacific Ltd................    12,000           69,662
First Pacific Co.................    38,734           50,330
Hanson PLC.......................    52,000           72,601
Preussag AG......................       210           47,492
Tomkins PLC......................    23,600          108,552
U.S. Industries, Inc.*...........    25,500          876,564
                                               --------------
 TOTAL DIVERSIFIED (1.0%)  ......                  2,764,044
                                               --------------
TOTAL COMMON STOCKS
 AND WARRANTS (31.3%)
 (Cost $78,614,373) .............                 88,450,881
                                               --------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.....................     3,144          157,117
                                               --------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG..............     1,490          106,512
                                               --------------
TECHNOLOGY (0.0%)
TELECOMMUNICATIONS
Nokia Oy Cum.....................     1,580           91,697
                                               --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $285,154) ................                    355,326
                                               --------------

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (2.5%)
PRINTING, PUBLISHING &
 BROADCASTING
Time Warner Entertainment Co.
 8.375%, 03/15/23...............  $ 7,000,000    $  7,097,090
                                               --------------
CREDIT SENSITIVE
BANKS (5.7%)
Chase Manhattan Corp.
 8.625% Sub. Deb., 05/01/02 ....    5,500,000       5,961,010
Deutsche Bank
 6.7%, 12/13/06.................    5,000,000       4,906,800
Sumitomo Bank International
 0.75% Conv., 05/31/01..........   11,000,000         100,445
                     Yen
Zion's First National Bank
 8.536%, 12/15/26+..............  $ 5,050,000       5,209,227
                                               --------------
                                                   16,177,482
                                               --------------
FINANCIAL SERVICES (2.0%)
Ford Motor Credit Co.
 6.125%, 01/09/06...............    6,000,000       5,633,640
                                               --------------
FOREIGN GOVERNMENT (0.9%)
Province of Quebec
 7.5%, 07/15/23.................    2,500,000       2,487,625
                                               --------------
INSURANCE (2.5%)
Prudential Insurance Co.
 8.1%, 07/15/15+................    6,800,000       6,935,523
                                               --------------
MORTGAGE RELATED (15.2%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................    8,943,760       8,940,970
Federal National Mortgage
 Association:
 6.0%, 11/01/10.................   16,453,280      15,820,866
 6.5%, 01/01/11.................    3,752,490       3,684,476
 7.0%, 05/01/26.................    8,999,030       8,804,993
Premier Auto Trust
 7.15%, 02/04/99................    5,650,000       5,692,375
                                               --------------
                                                   42,943,680
                                               --------------
UTILITY--GAS (1.8%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............    5,000,000       5,081,075
                                               --------------
U.S. GOVERNMENT (27.1%)
U.S. Treasury:
 6.375% Note, 05/15/99..........   38,450,000      38,786,430
 6.125% Note, 09/30/00..........   10,385,000      10,378,508
 6.25% Note, 10/31/01...........   11,590,000      11,597,244
 5.75% Note, 08/15/03...........    8,850,000       8,584,500
 6.5% Note, 08/15/05............    4,250,000       4,279,218
 6.5% Bond, 11/15/26............    2,950,000       2,894,688
                                               --------------
                                                   76,520,588
                                               --------------
 TOTAL CREDIT SENSITIVE
 (55.2%)........................                  155,779,613
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (57.7%)
 (Amortized Cost $163,076,530) .                  162,876,703
                                               --------------

THE HUDSON RIVER TRUST
CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
ASCC Commercial Paper
 5.34%, due 02/27/97............  $ 5,000,000    $  4,957,725
Associates Corp. of North
 America
 5.75%, due 01/02/97............      400,000         399,936
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97............      400,000         399,925
                                               --------------
 TOTAL COMMERCIAL PAPER (2.0%)                      5,757,586
                                               --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97.............    4,300,000       4,300,000
Harris Trust & Savings
 6.5%, due 01/02/97.............      900,000         900,000
Toronto Dominion Bank
 6.25%, due 01/02/97............   13,000,000      13,000,000
                                               --------------
 TOTAL TIME DEPOSITS (6.5%)  ...                   18,200,000
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.5%)
 (Amortized Cost $23,957,586) ..                   23,957,586
                                               --------------
TOTAL INVESTMENTS (97.6%)
 (Cost/Amortized Cost $265,933,643)               275,640,496
OTHER ASSETS
 LESS LIABILITIES (2.4%) .......                    6,761,905
                                               --------------
NET ASSETS (100.0%) ............                 $282,402,401
                                               ==============

--------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Canada....................     0.2%
Japan.....................     2.6
New Zealand & Australia ..     0.2
Scandinavia...............     0.5
Southeast Asia............     0.7
United Kingdom............     1.7
United States**...........    92.2
Other European Countries       1.9
                           -------
                             100.0%
                           =======


------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 8.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $17,225,825 or 6.1% of net assets.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS
CHEMICALS (0.6%)
Akzo Nobel N.V. ...................     13,380    $   1,826,675
Bayer AG...........................     51,000        2,069,762
Freeport-McMoRan, Inc..............    101,500        3,260,688
Holliday Chemical Holdings PLC ....    214,000          450,922
Monsanto Co........................     55,000        2,138,125
Olin Corp. ........................      9,900          372,488
Toagosei Co. Ltd. .................     44,000          155,772
UBE Industries Ltd. ...............     70,000          198,256
                                                 -------------
                                                     10,472,688
                                                 -------------
CHEMICALS--SPECIALTY (0.1%)
Crompton & Knowles Corp............     49,700          956,725
Cytec Industries, Inc.*............     16,700          678,438
NGK Insulators.....................     36,000          341,939
                                                 -------------
                                                      1,977,102
                                                 -------------
METALS & MINING (0.6%)
Century Aluminum Co................     40,700          702,075
Gibraltar Steel Corp.*.............     31,700          832,125
Kaiser Aluminum Corp.* ............     40,500          470,813
Mitsubishi Materials Corp..........     57,000          230,343
Nippon Light Metal Co..............     93,000          382,247
Nord Resources Corp.*..............     27,939          122,233
Pechiney SA (A Shares).............     12,472          522,581
Reynolds Metals Co.................     81,200        4,577,650
Steel Dynamics, Inc.*..............     39,200          749,700
Western Mining Corp. Ltd...........    107,481          677,470
                                                 -------------
                                                      9,267,237
                                                 -------------
PAPER (0.1%)
Fletcher Forestry Shares...........    122,000          204,408
UPM-Kymmene Oy.....................     31,120          653,246
                                                 -------------
                                                        857,654
                                                 -------------
STEEL (0.3%)
Nippon Steel Corp..................    206,000          608,341
Nisshin Steel Co. Ltd. ............    410,000        1,101,028
NKK Corp.*.........................    265,000          597,228
Pohang Iron & Steel Co. Ltd.
 (ADR).............................     13,000          263,250
Tokyo Steel Manufacturing Co. Ltd.      99,000        1,410,500
Usinor Sacilor.....................     47,000          683,916
                                                 -------------
                                                      4,664,263
                                                 -------------
 TOTAL BASIC MATERIALS (1.7%) .....                  27,238,944
                                                 -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.9%)
Culligan Water Technologies,
 Inc.*.............................     17,400          704,700
Philip Environmental, Inc.*........     46,300          671,350
Republic Industries, Inc.*.........     39,100        1,219,431
Superior Services, Inc.*...........      7,800          158,925
United States Filter Corp.*........     23,000          730,250
United Waste Systems, Inc.*........     21,600          742,500
USA Waste Services, Inc.*..........    180,200        5,743,875
WMX Technologies, Inc. ............    143,000        4,665,375
                                                 -------------
                                                     14,636,406
                                                 -------------
PRINTING, PUBLISHING &
 BROADCASTING (1.6%)
British Sky Broadcasting Group
 PLC...............................    108,100    $     966,671
Cablevision Systems Corp.
 (Class A)*........................    127,500        3,904,688
Dainippon Printing Co. Ltd.........     51,000          893,964
Evergreen Media Corp.
 (Class A)*........................     46,200        1,155,000
EZ Communications, Inc.*...........     12,600          461,475
Liberty Media Group
 (Class A)*........................     20,900          596,956
New York Times Co..................    111,300        4,229,400
Pearson PLC........................     66,200          849,987
Reed International.................     78,600        1,483,166
Reuters Holdings...................    124,400        1,601,519
Schibsted ASA......................     15,800          291,570
Sinclair Broadcast Group, Inc.* ...     17,200          447,200
Singapore Press Holdings...........     49,000          966,483
Tele-Communications International,
 Inc.*.............................    110,000        1,457,500
Television Broadcasts..............    145,000          579,288
Time Warner, Inc...................     65,000        2,437,500
Universal Outdoor Holdings,
 Inc.*.............................     15,900          373,650
Viacom, Inc. (Class B)*............    110,311        3,847,096
                                                 -------------
                                                     26,543,113
                                                 -------------
PROFESSIONAL SERVICES (0.6%)
Adecco SA..........................      1,670          419,216
Associated First Capital Corp.  ...     39,500        1,742,938
Ceridian Corp.*....................     73,800        2,988,900
Equity Corporation
 International *...................     18,750          375,000
Ha-Lo Industries, Inc.*............     48,062        1,321,705
Interim Services, Inc.*............     11,700          415,350
ISS International Service
 System A/S (Class B)*.............     23,850          627,945
Telespectrum Worldwide, Inc.* .....     49,700          788,988
                                                 -------------
                                                      8,680,042
                                                 -------------
TRUCKING, SHIPPING (0.2%)
Autopistas Concesionaria Espanola .     37,850          522,256
Bergesen Dy AS (A Shares)..........     47,300       1,158,868
Kamigumi Co. Ltd...................     56,000         367,498
Mayne Nickless Ltd.................     55,005         375,998
Nippon Express Co. Ltd.............     81,000         555,341
Toyo Kanetsu.......................     61,000         211,743
Unitor ASA *.......................      8,560         110,239
                                                 -------------
                                                     3,301,943
                                                 -------------
 TOTAL BUSINESS SERVICES (3.3%)                     53,161,504
                                                 -------------
CAPITAL GOODS
AEROSPACE (0.6%)
Boeing Co..........................     27,100       2,882,763
British Aerospace..................     55,400       1,214,793
Coltec Industries, Inc.*...........    115,000       2,170,625
General Electric Co. PLC...........    163,900       1,072,568
Swire Pacific Ltd. (Class A) ......     51,000         486,295
United Technologies Corp...........     39,400       2,600,400
                                                 -------------
                                                    10,427,444
                                                 -------------

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
BUILDING & CONSTRUCTION (0.4%)
American Standard Companies,
 Inc.*.............................     24,700    $     944,775
Bouygues...........................     10,708        1,110,322
Daito Trust Construction Co. ......     70,570          786,075
GTM Entrepose......................      9,953          460,387
Maeda Road Construction Co.........     19,000          219,843
Matsushita Electric Works Ltd. ....     65,000          559,580
National House Industrial Co.  ....     53,000          704,775
Shimizu Corp.......................     64,000          478,024
Wimpey (George) PLC ...............    416,000          901,502
                                                  -------------
                                                      6,165,283
                                                  -------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.4%)
BPB PLC............................     72,700          477,620
Buckeye Cellulose Corp.*...........     15,400          410,025
Hepworth PLC.......................     76,500          332,217
Hughes Supply, Inc.................     16,200          698,625
Louisiana Pacific Corp.............     48,200        1,018,225
Martin Marietta Materials, Inc. ...    110,000        2,557,500
Rugby Group PLC....................    347,000          564,723
Stora Kopparbergs (Series B) ......     70,600          962,841
                                                  -------------
                                                      7,021,776
                                                  -------------
ELECTRICAL EQUIPMENT (0.7%)
Alcatel Alsthom....................      2,640          212,075
General Electric Co................    110,100       10,886,138
Sumitomo Electric Industries ......     56,000          783,352
                                                  -------------
                                                     11,881,565
                                                  -------------
MACHINERY (0.5%)
Amano Corp.........................     73,000          781,625
Daifuku Co.........................     57,000          718,591
Furukawa Co. Ltd. .................    105,000          353,596
Ishikawajima Harima Heavy
 Industries Co. Ltd. ..............     83,000          369,096
KSB AG-Vorzug......................      5,600          873,408
Legris Industries..................     17,300          728,544
Mitsubishi Heavy Industries Ltd. ..    100,000          794,405
Schindler Holding AG*..............        465          505,473
Siebe PLC..........................     63,500        1,177,020
TI Group PLC.......................    138,200        1,377,887
                                                  -------------
                                                      7,679,645
                                                  -------------
 TOTAL CAPITAL GOODS (2.6%)........                  43,175,713
                                                  -------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Lufthansa AG.......................     62,850          848,728
Mesa Airlines, Inc.*...............     47,200          318,600
Northwest Airlines Corp.
 (Class A)*........................     94,800        3,709,050
Qantas Airways Ltd.................     62,000          103,489
Singapore Airlines Ltd. ...........     11,000           99,836
Swissair *.........................        560          453,104
                                                  -------------
                                                      5,532,807
                                                  -------------
APPAREL, TEXTILE (1.0%)
Designer Holdings Ltd.*............     33,600          541,800
Kuraray Co. Ltd....................     96,000          886,970
Mohawk Industries, Inc.*...........     32,500          715,000
Nine West Group, Inc.*.............     27,200        1,261,400
Polymer Group, Inc.*...............     32,100          445,388
Reebok International Ltd. .........    244,500       10,269,000
Stage Stores, Inc.*................     28,300          516,475
Tommy Hilfiger Corp.*..............     16,900    $     811,200
Warnaco Group, Inc. (Class A) .....     22,300          660,638
                                                  -------------
                                                     16,107,871
                                                  -------------
AUTO RELATED (0.2%)
Asahi Glass Co. Ltd................    140,000        1,317,676
Magneti Marelli Spa *..............    256,100          318,253
Miller Industries, Inc.*...........     22,950          459,000
Sumitomo Rubber Industries, Inc. ..     49,000          365,141
Team Rental Group, Inc.*...........     50,900          820,763
                                                  -------------
                                                      3,280,833
                                                  -------------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR)..............     30,400          801,800
Honda Motor Corp...................     27,000          771,695
Toyota Motor Corp..................    112,000        3,220,447
Volkswagen AG*.....................      1,310          542,712
                                                  -------------
                                                      5,336,654
                                                  -------------
FOOD SERVICES, LODGING (1.0%)
Brinker International, Inc.* ......    234,700        3,755,200
Compass Group PLC*.................     84,700          895,990
Doubletree Corp.*..................     25,341        1,140,345
Host Marriott Corp.*...............    138,200        2,211,200
Innkeepers USA Trust...............     43,300          600,788
Interstate Hotels Co.*.............     29,100          822,075
John Q Hammons Hotels, Inc. (Class
 A)*...............................    200,000        1,700,000
La Quinta Motor Inns, Inc..........    225,750        4,317,469
Suburban Lodges of America, Inc.* .     31,700          507,200
                                                  -------------
                                                     15,950,267
                                                  -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.0%)
Electrolux B.......................      8,210          476,766
First Brands Corp..................     95,200        2,701,300
Industrie Natuzzi (ADR)............     19,000          437,000
Matsushita Electric Industrial Co.     109,000        1,778,862

Sunbeam Corp. .....................    394,500       10,158,375
                                                   -------------
                                                     15,552,303
                                                   -------------
LEISURE RELATED (1.1%)
Carnival Corp......................     12,400        409,200
Cyrk, Inc.*........................    220,600      2,867,800
Disney (Walt) Co. .................    118,200      8,229,675
Harman International Industries,
 Inc...............................     18,100      1,006,813
Ladbroke Group PLC.................    296,000      1,171,349
Learning Company, Inc.*............     62,700        901,313
Rank Group PLC.....................    198,700      1,482,411
Resorts World BHD..................    187,000        851,515
Salomon SA ........................      7,450        638,961
Shimano, Inc. .....................     34,000        578,361
                                                 -------------
                                                   18,137,398
                                                 -------------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ...............     14,000        461,791
                                                 -------------
RETAIL--GENERAL (2.1%)
AutoZone, Inc.*....................    380,000     10,450,000
British Airport Author PLC.........    157,500      1,312,641
CompUSA, Inc.*.....................    333,600      6,880,500
Consolidated Stores Corp.*.........     18,750        602,344
Dayton Hudson Corp.................    128,500      5,043,625

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Fingerhut Companies, Inc...........    260,500    $   3,191,125
Kingfisher PLC.....................     46,500          503,048
Kokuyo Co. ........................     29,000          716,173
Petco Animal Supplies, Inc.* ......     31,400          651,550
Sainsbury (J) PLC..................    202,600        1,346,647
Sears PLC .........................    584,900          951,893
Vendex International N.V. .........     25,300        1,081,579
Woolworths Ltd.....................    509,991        1,228,260
                                                  -------------
                                                     33,959,385
                                                  -------------
 TOTAL CONSUMER CYCLICALS (7.0%)                    114,319,309
                                                  -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass Breweries.....................     71,000          998,583
Cadbury Schweppes PLC..............    132,700        1,119,592
Coca-Cola Amatil Ltd...............     64,000          684,207
Coca-Cola Co.......................     97,000        5,104,625
Grand Metropolitan.................    150,000        1,179,469
Kirin Brewery Co...................     42,000          413,436
Lion Nathan Ltd. ..................    157,000          376,260
                                                  -------------
                                                      9,876,172
                                                  -------------
CONTAINERS (0.5%)
Crown Cork & Seal Co., Inc.........    105,000        5,709,375
Hub Group, Inc. (Class A)*.........     24,400          652,700
Schmalbach Lubeca AG *.............      4,760        1,169,275
                                                  -------------
                                                      7,531,350
                                                  -------------
DRUGS (3.3%)
Amgen, Inc.*.......................     90,700        4,931,813
Apothekers Cooperatie Opg-CV ......      9,445          271,551
Astra AB (A Shares)................     27,030        1,335,805
Biogen, Inc.*......................    161,655        6,264,131
Centocor, Inc.*....................    198,000        7,078,500
Eisai Co. Ltd......................     37,000          728,435
Geltex Pharmaceuticals, Inc.* .....     33,100          802,675
Glaxo Wellcome PLC ................     79,700        1,294,343
Medicis Pharmaceutical Corp.
 (Class A)*........................     11,300          497,200
MedImmune, Inc.*...................     28,500          484,500
Merck & Co., Inc...................    116,000        9,193,000
Novartis AG*.......................      3,105        3,556,194
Orion-Yhtymae Oy (B Shares)........     26,700        1,028,003
Pfizer, Inc. ......................    107,600        8,917,350
Sankyo Co..........................      8,000          226,578
Santen Pharmaceutical Co...........     11,000          227,960
Smithkline Beecham PLC.............     80,100        1,110,790
Taisho Pharmaceutical Co...........     37,000          872,204
Takeda Chemical Industries.........     30,000          629,479
United Natural Foods, Inc.*........     32,600          554,200
Warner-Lambert Co..................     41,200        3,090,000
Yamanouchi Pharmaceutical..........     58,000        1,191,952
                                                  -------------
                                                     54,286,663
                                                  -------------
FOODS (1.0%)
Campbell Soup Co...................     69,500        5,577,375
CSM N.V.*..........................      4,100          227,692
House Foods Industry...............     22,000          355,237
Nabisco Holdings Corp.
 (Class A).........................    141,900        5,516,363
Nestle AG..........................      1,650        1,771,423
Orkla A/S 'A'......................      8,300          580,078
Suedzucker AG......................      2,115        1,032,210
Viscofan Envoltura.................     16,700          244,588
Yakult Honsha Co. .................     46,000          476,643
Yamakazi Baking Co. ...............     32,000    $     511,182
                                                  -------------
                                                     16,292,791
                                                  -------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Columbia/HCA Healthcare Corp. .....    225,000        9,168,750
Compdent Corp.*....................     15,700          553,425
Coventry Corp.*....................     46,600          431,778
Enterprises Systems, Inc.*.........     33,000          775,500
Medtronic, Inc.....................     81,700        5,555,600
National Surgery Centers, Inc.* ...     18,000          684,000
Oxford Health Plans, Inc.*.........     31,500        1,844,719
Pacificare Health Systems, Inc.
 (Class B)*........................     24,000        2,046,000
Rotech Medical Corp.*..............     29,200          613,200
Steris Corp.*......................     84,762        3,687,147
                                                  -------------
                                                     25,360,119
                                                  -------------
RETAIL--FOOD (0.3%)
Delhaize Freres....................      8,300          493,524
Ito Yokado Co. Ltd. ...............     13,000          565,754
Kesko*.............................     14,530          205,126
Seven-Eleven Japan Ltd.............     48,000        2,810,120
Tesco PLC..........................     38,000          230,772
                                                  -------------
                                                      4,305,296
                                                  -------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co...............     71,210        6,569,123
Gillette Corp......................     80,810        6,282,978
KAO Corp. .........................    100,000        1,165,702
Shiseido Co........................     60,000          694,241
                                                  -------------
                                                     14,712,044
                                                  -------------
TOBACCO (1.0%)
BAT Industries.....................     94,300          782,687
Hanjaya Mandala Sampoerna..........    221,000        1,178,916
Japan Tobacco, Inc.................         95          643,943
Philip Morris Cos., Inc. ..........    118,100       13,301,013
Tabacalera SA......................     16,960          730,806
                                                  -------------
                                                     16,637,365
                                                  -------------
 TOTAL CONSUMER NONCYCLICALS (9.1%)                 149,001,800
                                                  -------------
CREDIT SENSITIVE
BANKS (1.5%)
AMMB Holdings BHD..................     70,000         587,606
Banco Santander SA.................      8,800         563,700
Bangkok Bank Public Co. ...........     18,000         174,062
Bank of Tokyo-Mitsubishi Bank .....     72,000       1,336,672
Barclays Bank .....................    125,400       2,149,302
Chase Manhattan Corp...............      3,000         267,750
Chiba Bank.........................     53,000         361,540
Den Danske Bank....................     17,570       1,417,642
First Union Corp...................    140,600      10,404,400
Kredietbank........................      1,940         636,435
Long-Term Credit Bank of Japan ....      1,000           5,414
Malayan Banking Berhad.............     41,000         454,563
Mitsui Trust & Banking Co..........    198,000       1,547,276
National Westminster Bank*.........     89,500       1,051,025
Overseas Chinese Bank..............     68,100         846,809
Overseas Union Bank Ltd............     91,000         702,351
Philippine Commercial
 International Bank................      5,000          65,589
Sparbanken Sverige AB
 (A Shares)........................     19,600         336,286

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996



---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Sparekassen Bikuben A/S *..........      7,770    $     364,277
State Bank of India (GDR)*.........     32,000          464,000
Thai Farmers Bank Public Co. ......    116,000          723,700
Thai Farmers Bank Public
 Co.--Warrants*....................      2,875              785
Tokai Bank.........................     85,000          888,093
                                                  -------------
                                                     25,349,277
                                                  -------------
FINANCIAL SERVICES (2.7%)
Aames Financial Corp...............     16,800          602,700
American Express Co................    152,000        8,588,000
Beneficial Corp. ..................     35,000        2,218,125
Daiwa Securities Co. Ltd...........     32,000          284,604
Dean Witter Discover & Co..........    142,000        9,407,500
Hambrecht & Quist Group*...........     28,000          605,500
Incentive AB (B Shares)*...........      3,820          277,291
Industrial Credit & Investment
 Corp.(GDR)*.......................     32,000          312,000
Industrial Credit & Investment
 Corp. of India Ltd.(GDR)*.........      8,000           76,000
ING Groep N.V......................     55,800        2,007,788
Japan Securities Finance Co. ......     78,000          909,248
MBNA Corp..........................    223,700        9,283,550
Merrill Lynch & Co., Inc...........     77,200        6,291,800
Nikko Securities Co................     67,000          499,853
Nomura Securities Co...............     71,000        1,066,747
Oxford Resources Corp.
 (Class A)*........................     29,900          923,163
RAC Financial Group, Inc.*.........     20,900          441,513
Union Acceptance Corp.
 (Class A)*........................     41,900          743,725
                                                  -------------
                                                     44,539,107
                                                  -------------
INSURANCE (2.6%)
AMEV N.V...........................     56,100        1,963,412
Assurances Generales de France ....     40,100        1,294,546
Baloise Holdings...................        540        1,085,245
Istituto Naz Delle Assicurazioni ..    745,000          970,497
ITT Hartford Group, Inc............      3,600          243,000
Life Re Corp.......................    140,500        5,426,813
MGIC Investment Corp. .............     51,000        3,876,000
Mitsui Marine & Fire Insurance
 Co................................    105,000          564,848
NAC Re Corp........................     88,800        3,008,100
PennCorp Financial Group, Inc. ....    133,800        4,816,800
PMI Group, Inc.....................     12,400          686,650
Sumitomo Marine & Fire Insurance
 Co. ..............................     82,000          509,801
TIG Holdings, Inc. ................    120,000        4,065,000
Travelers Group, Inc...............    278,166       12,621,782
United Assurance Group PLC.........     89,200          734,245
Zurich Versicherungs Reg. .........      1,700          472,469
                                                  -------------
                                                     42,339,208
                                                  -------------
REAL ESTATE (0.3%)
Hysan Development Co. Ltd..........     67,000          266,805
Hysan Development Co.
 Ltd.--Warrants *..................      3,350            3,032
JP Realty, Inc.....................     20,000          517,500
Macerich Co. ......................     19,600          512,050
New World Development Co. .........     43,000          290,484
Sefimeg ...........................      5,800          420,314
Simco Ord SA.......................      5,275          460,552

Societe des Immeubles
 de France SA......................      6,240    $     368,014
Sumitomo Realty & Development Co. .    103,000          649,253
Unibail SA.........................      7,880          783,672
Union Immobiliere de France........      4,600          375,465
Wharf Holdings.....................     74,000          369,306
                                                  -------------
                                                      5,016,447
                                                  -------------
UTILITY--ELECTRIC (0.6%)
Cinergy Corp.......................     53,900        1,798,913
FPL Group, Inc.....................     65,000        2,990,000
Korea Electric Power (ADR).........     18,000          369,000
Malakoff BHD *.....................     81,000          397,703
Manila Electric Co.................     49,400          403,840
National Grid Group PLC............    392,000        1,312,851
Tokyo Electric Power Co., Inc. ....     35,000          767,637
Veba AG............................     33,800        1,943,917
                                                  -------------
                                                      9,983,861
                                                  -------------
UTILITY--GAS (0.2%)
Anglian Water PLC..................    106,100        1,072,383
Hong Kong & China Gas Co...........    130,800          252,823
Hong Kong & China Gas
 Co.--Warrants *...................     10,900            6,060
Osaka Gas Co.......................    178,000          487,229
Tokyo Gas Co.......................    372,000        1,008,618
                                                  -------------
                                                      2,827,113
                                                  -------------
UTILITY--TELEPHONE (0.5%)
British Telecommunications.........    155,300        1,049,545
Frontier Corp......................     50,000        1,131,250
LCI International, Inc.*...........     38,000          817,000
Telecom Corp. of New Zealand ......    128,000          653,335
Telecom Italia Spa.................    530,800        1,378,727
Telephone & Data Systems, Inc. ....     34,700        1,257,875
WorldCom, Inc.*....................     43,900        1,144,144
                                                  -------------
                                                      7,431,876
                                                  -------------
 TOTAL CREDIT SENSITIVE (8.4%) ....                 137,486,889
                                                  -------------
ENERGY
COAL & GAS PIPELINES (0.2%)
NABORS INDUSTRIES, INC.*                 200,000      3,850,000
                                                  -------------

OIL--DOMESTIC (1.3%)
Apache Corp........................    131,000       4,634,125
Costilla Energy, Inc.*.............     63,400         863,825
KCS Energy, Inc. ..................     18,900         675,675
Louis Dreyfus Natural Gas Corp.* ..    245,400       4,202,475
Louisiana Land & Exploration Corp.      76,700       4,113,038
Tom Brown, Inc.*...................    121,000       2,525,875
Ultramar Diamond Shamrock Corp.  ..     16,258         514,159
Union Pacific Resources Group,
 Inc...............................    123,176       3,602,898
                                                 -------------
                                                    21,132,070
                                                 -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC..........    157,700       1,892,442
Elf Aquitaine......................     18,800       1,711,331
ENI Spa............................    225,800       1,158,867
Exxon Corp.........................     98,200       9,623,600

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Mitsubishi Oil Co..................     86,000    $     514,619
Repsol SA..........................     20,950          804,226
Shell Transport & Trading Co.* ....     49,000          849,072
Tatneft (ADR)*.....................      4,700          225,600
Total Campagnie Francaise..........     26,234        2,133,709
                                                  -------------
                                                     18,913,466
                                                  -------------
OIL--SUPPLIES & CONSTRUCTION (2.1%)
Baker Hughes, Inc..................    212,000        7,314,000
BJ Services Co.*...................    152,000        7,752,000
Halliburton Co.....................     35,000        2,108,750
Noble Drilling Corp.*..............    133,000        2,643,375
Parker Drilling Co.*...............    132,100        1,271,463
Rowan Cos., Inc.*..................     49,700        1,124,463
Saipem Spa*........................    106,400          489,608
Schlumberger, Ltd. ................     46,500        4,644,188
Transocean Offshore, Inc. .........    110,500        6,920,063
                                                  -------------
                                                     34,267,910
                                                  -------------
RAILROADS (1.0%)
Burlington Northern Santa Fe ......     56,600        4,888,825
Canadian Pacific Ltd...............    182,000        4,823,000
East Japan Railway Co..............        185          832,268
Genesee & Wyoming, Inc.
 (Class A)*........................     24,500          851,375
Guangshen Railway Co. Ltd. (ADR)* .     16,000          330,000
Union Pacific Corp.................     86,400        5,194,800
                                                  -------------
                                                     16,920,268
                                                  -------------
 TOTAL ENERGY (5.8%)...............                  95,083,714
                                                  -------------
TECHNOLOGY
ELECTRONICS (4.4%)
Advanced Semiconductor Engineering
 (GDR)*............................     32,060          304,570
Altera Corp.*......................    114,600        8,329,988
BMC Industries, Inc................     36,400        1,146,600
Cisco Systems, Inc.*...............    239,400       15,231,825
Exabyte Corp.*.....................     37,700          504,238
Hirose Electric Co. Ltd............     25,000        1,448,493
HMT Technology Corp.*..............     28,000          420,438
Hoya Corp. ........................     45,000        1,767,982
IDT Corp.*.........................     35,700          392,700
Insight Enterprises, Inc.*.........     14,900          417,200
Intel Corp.........................     73,800        9,663,187
Intergraph Corp.*..................     90,000          922,500
Kandenko Co. Ltd...................     51,000          484,414
Kent Electronics Corp.*............     24,700          636,025
Kyocera Corp. .....................     11,000          685,778
National Semiconductor Corp.* .....     30,000          731,250
Network General Corp.*.............     21,100          638,275
Rohm Co. Ltd.......................     53,000        3,478,111
Seagate Technology, Inc.*..........     68,600        2,709,700
SGS-Thomson Microelectronics
 N.V.*.............................      6,750          477,450
Systemsoft Corp.*..................     31,800          473,025
TDK Corp...........................     38,000        2,477,334
Teradyne, Inc.*....................     30,000          731,250
Texas Instruments, Inc. ...........     21,000        1,338,750
Uniphase Corp.*....................      9,900          519,750
Ushio, Inc.*.......................     64,000          696,313
Westell Technologies, Inc.*........     18,800          430,050
Yamatake-Honeywell Co..............     37,000          597,444
3Com Corp.*........................    181,300       13,302,880
3D Labs, Inc. Ltd.*................     15,100    $     347,300
                                                  -------------
                                                     71,304,820
                                                  -------------
OFFICE EQUIPMENT (0.7%)
Applix, Inc.*......................     24,500          535,938
Canon, Inc.........................     75,000        1,657,888
Compaq Computer Corp.*.............     75,600        5,613,300
Read-Rite Corp.*...................     33,100          835,775
Sterling Software, Inc.*...........     47,100        1,489,538
Storage Technology Corp.*..........     19,100          909,638
                                                  -------------
                                                     11,042,077
                                                  -------------
OFFICE EQUIPMENT SERVICES (2.3%)
Adobe Systems, Inc. ...............     39,300        1,468,838
Comverse Technology, Inc.*.........     44,900        1,697,781
Electronic Data Systems Corp. .....     79,000        3,416,750
First Data Corp....................    125,000        4,562,500
Informix Corp.*....................    430,000        8,761,250
Microsoft Corp.*...................     61,600        5,089,700
Oracle Corp.*......................    259,450       10,832,038
Premisys Communications, Inc.* ....     11,300          381,375
Sterling Commerce, Inc.*...........     54,685        1,927,646
Structural Dynamics Research Corp.
 (Class A)*........................     23,100          462,000
                                                  -------------
                                                     38,599,878
                                                  -------------
TELECOMMUNICATIONS (1.5%)
Act Networks, Inc.*................     14,800          540,200
Asia Satellite Telecommunications
 Holdings Ltd.*....................     18,000           41,774
Cable Design Technologies *........     17,400          541,575
Comnet Cellular, Inc.*.............     98,800        2,754,050
DDI Corp. .........................        618        4,087,620
Deutsche Telekom AG*...............     19,250          401,563
DSC Communications Corp.*..........     44,000          786,500
ICG Communications, Inc.*..........     28,800          507,600
Korea Mobile Telecommunications
 Corp. (ADR).......................     74,160          954,810
MFS Communications Co., Inc.* .....     45,013        2,453,209
Millicom International
 Cellular SA *.....................     11,500          369,438
Netscape Communications Corp.* ....     79,200        4,504,500
Nokia Corp. (ADR)..................     35,000        2,016,875
             PT Indosat                375,000        1,111,346

PT Telekomunikasi Indonesia........    277,000          477,890
Scientific Atlanta, Inc............    107,300        1,609,500
Telecel-Comunicacoes
 Pessoai SA *......................      2,490          159,035
Vodafone Group.....................    202,500          855,115
Winstar Communications, Inc.* .....     28,300          594,300
Xircom *...........................     26,700          580,725
                                                  -------------
                                                     25,347,625
                                                  -------------
 TOTAL TECHNOLOGY (8.9%)...........                 146,294,400
                                                  -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Allied Signal, Inc.................    147,900       9,909,300
BTR PLC............................    331,800       1,614,275
Cie Generale des Eaux..............      7,259         899,593
Citic Pacific Ltd..................    111,000         644,373
First Pacific Co...................    355,685         462,167
Hanson PLC.........................    463,000         646,430
Preussag AG........................      1,860         420,639

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                     NUMBER OF        VALUE
                                      SHARES         (NOTE 1)
---------------------------------------------------------------
Tomkins PLC........................    210,000    $     965,931
U.S. Industries, Inc.*.............     88,000        3,025,000
                                                  -------------
 TOTAL DIVERSIFIED (1.1%)..........                  18,587,708
                                                  -------------
TOTAL COMMON STOCKS AND WARRANTS
 (47.9%)
 (Cost $682,993,577)...............                 784,349,981
                                                  -------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA*.......................     27,980        1,398,272
                                                  -------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. .......................     12,300          568,875
                                                  -------------
RETAIL--GENERAL (0.1%)
Hornbach Holding AG................     12,420          887,835
                                                  -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                      1,456,710
                                                  -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv ........................     10,500          546,000
                                                  -------------
CREDIT SENSITIVE
BANKS (0.1%)
First Chicago NBD Corp.
 5.75% Conv. Series B..............     23,000        2,075,750
                                                  -------------
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv.........................     22,500          615,938
                                                  -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv. +......................     19,950        1,187,025
                                                  -------------
 TOTAL CREDIT SENSITIVE (0.2%) ....                   3,878,713
                                                  -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.2%)
MFS Communications Co., Inc.
 8.0% Conv.........................     34,900        3,184,625
Nokia Oy Cum.......................     14,100          818,304
                                                  -------------
 TOTAL TECHNOLOGY (0.2%)...........                   4,002,929
                                                 -------------
TOTAL PREFERRED STOCKS (0.6%)
 (Cost $8,111,854).................                  11,282,624
                                                  -------------
                                  PRINCIPAL
                                   AMOUNT
                                   ------

LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+........   $ 1,135,000      1,373,350
                                               ------------
PRINTING, PUBLISHING &
 BROADCASTING (1.3%)
Time Warner Entertainment Co.
 8.375%, 03/15/23.............    20,950,000     21,240,577
                                               ------------
PROFESSIONAL SERVICES (0.2%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02.........       415,000        813,919
Danka Business Systems PLC
 6.75% Conv., 04/01/02........       905,000      1,221,750


---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
First Financial Management Corp.
 5.0% Conv., 12/15/99............  $  1,320,000   $   2,219,250
                                                 --------------
                                                      4,254,919
                                                 --------------
 TOTAL BUSINESS SERVICES (1.6%)                      26,868,846
                                                 --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........     1,100,000       1,045,000
                                                 --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........     1,675,000       1,666,625
                                                 --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99............       612,000       2,025,720
                                                 --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............       875,000         805,000
U.S. Office Products Co.
 5.5% Conv., 02/01/01............     1,035,000       1,345,500
                                                 --------------
                                                      2,150,500
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                      5,842,845
                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .....     1,025,000       1,104,438
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+..........       790,000         829,500
                                                 --------------
                                                      1,933,938
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+..........       940,000       1,012,850
Healthsouth Corp.
 5.0% Conv., 04/01/01............       540,000       1,117,125
Phycor, Inc.
 4.5% Conv., 02/01/03............       800,000         779,000
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05............       980,000       1,029,000
                                                 --------------
                                                      3,937,975
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                   5,871,913
                                                 --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/14/06..................    21,450,000      21,050,172
Sumitomo Bank International
    0.75% Conv., 05/31/01 ... Yen   101,000,000         922,265
                                                 --------------
                                                     21,972,437
                                                 --------------
FINANCIAL SERVICES (3.1%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+ ..........  $    720,000         972,900
Bankamerica Capital II
 8.0%, 12/15/26..................    20,000,000      20,381,000
Commercial Credit Co.
 6.125%, 12/01/05................    10,000,000       9,412,700

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03..........  $  1,430,000   $   1,430,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....       625,000         835,156
Santander Financial Issuances
 7.0%, 04/01/06..................    18,300,000      18,172,266
                                                 --------------
                                                     51,204,022
                                                 --------------
FOREIGN GOVERNMENT (1.3%)
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........    25,000,000      21,125,000
                                                 --------------
INSURANCE (2.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............    23,750,000      22,891,913
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........       450,000         488,250
Travelers Capital III
 7.625%, 12/01/36................    18,000,000      17,515,260
                                                 --------------
                                                     40,895,423
                                                 --------------
MORTGAGE RELATED (9.3%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................    28,523,343      28,514,444
Federal National Mortgage
 Association:
 6.5%, 05/01/11..................    45,305,228      44,484,072
 6.5%, 08/01/11..................    18,430,548      18,096,494
 7.0%, 05/01/26..................    28,699,610      28,080,790
Government National Mortgage
 Association
 7.5%, 5/15/26...................    33,329,990      33,350,822
                                                 --------------
                                                    152,526,622
                                                 --------------
UTILITY--ELECTRIC (0.6%)
Empresa Electrica del Norte
 7.75%, 03/15/06+................     9,400,000       9,476,798
                                                 --------------
UTILITY--GAS (1.0%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............    16,730,000      17,001,277
                                                 --------------
U.S. GOVERNMENT (17.7%)
U.S. Treasury:
 6.375% Note, 05/15/99...........   104,500,000     105,414,371
 7.75% Note, 01/31/00............    56,000,000      58,607,528
 6.75% Note, 04/30/00............    25,600,000      26,088,013
 6.5% Note, 08/31/01.............    60,000,000      60,656,280
 6.25% Note, 10/31/01............    18,035,000      18,046,272
 5.75% Note, 08/15/03............    19,925,000      19,327,250
 6.5% Note, 08/15/05.............     1,225,000       1,233,422
                                                 --------------
                                                    289,373,136
                                                 --------------
 TOTAL CREDIT SENSITIVE (36.8%) .                   603,574,715
                                                 --------------

ENERGY
COAL & GAS PIPELINES (0.0%)
Swift Energy Co.
 6.25% Conv., 11/15/06...........  $    710,000   $     779,225
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................       675,000         783,000
                                                 --------------
 TOTAL ENERGY (0.1%).............                     1,562,225
                                                 --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................     1,630,000       2,522,425
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......     2,120,000       3,752,400
 7.0% Conv. Sub. Euro, 03/15/06 .       140,000         247,800
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........       930,000       1,204,350
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........       455,000         664,869
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........       780,000       1,712,100
Plasma & Materials Technologies,
 Inc.
 7.125% Conv., 10/15/01+.........     1,100,000       1,078,000
Sanmina Corporation
 5.5% Conv., 08/15/02+...........     1,410,000       2,948,663
SCI Systems, Inc.
 5.0% Conv., 05/01/06............     1,385,000       1,582,363
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................       605,000         662,475
3Com Corp.
 10.25% Conv., 11/01/01+.........     1,035,000       2,284,763
                                                 --------------
                                                     18,660,208
                                                 --------------
TELECOMMUNICATIONS (0.3%)
BBN Corp.
 6.0% Conv., 04/01/12............     1,660,000       1,610,200
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....     2,185,000       2,264,206
                                                 --------------
                                                      3,874,406
                                                 --------------
 TOTAL TECHNOLOGY (1.4%).........                    22,534,614
                                                 --------------
DIVERSIFIED (0.1%)
MISCELLANEOUS
 THERMO ELECTRON CORP.
  5.0% CONV. EURO., 04/15/01          1,055,000      2,091,538
                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (40.9%)
 (Amortized Cost $656,543,317) .                   669,391,696
                                                 --------------

THE HUDSON RIVER TRUST
BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.6%)
Industrial Bank of Japan-L.A.
 5.73%, due 01/16/97.............   $10,000,000   $    9,976,125
                                                  --------------
CERTIFICATES OF DEPOSIT (1.5%)
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............    25,000,000       25,009,103
                                                  --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............    10,000,000        9,915,450
 5.37%, due 03/27/97.............    19,300,000       19,059,849
Associates Corp. of North
 America
 5.75%, due 01/02/97.............     2,400,000        2,399,617
BHF Delaware, Inc.
 5.64%, due 03/10/97.............     5,000,000        4,950,228
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............     5,000,000        4,927,263
International Securitization
 5.45%, due 03/18/97.............    13,000,000       12,855,367
Koch Industries
 6.9%, due 01/02/97..............       500,000          499,904
Morgan (J.P.) & Co.
 5.62%, due 03/05/97.............     5,000,000        4,953,538
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............    19,700,000       19,696,284
Sigma Finance Corp.
 5.4%, due 03/17/97..............   $15,000,000   $   14,835,312
Suntrust Banks, Inc.:
 5.3%, due 03/10/97..............     5,000,000        4,950,039
 5.35%, due 03/31/97.............    10,000,000        9,869,219
                                                  --------------
 TOTAL COMMERCIAL PAPER (6.7%)                       108,912,070
                                                  --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............     5,300,000        5,300,000
Harris Trust & Savings
 6.5%, due 01/02/97..............     4,800,000        4,800,000
Toronto Dominion Bank
 6.25%, due 01/20/97.............     8,100,000        8,100,000
                                                  --------------
 TOTAL TIME DEPOSITS (1.1%) .....                     18,200,000
                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.9%)
 (Amortized Cost $162,066,577) ..                    162,097,298
                                                  --------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $1,509,715,325)              1,627,121,599
OTHER ASSETS
 LESS LIABILITIES (0.7%).........                     10,733,905
                                                  --------------
NET ASSETS (100.0%)..............                 $1,637,855,504
                                                  ==============
--------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Canada...................     0.3%
Japan....................     4.0
New Zealand & Australia .     0.3
Scandinavia..............     0.7
Southeast Asia...........     1.1
United Kingdom...........     2.5
United States**..........    86.7
Other European Countries.     4.4
                          -------
                            100.0%
                          =======
------------
 *     Non-income producing.
 **    Includes Short-Term Debt Securities of 10.0%.
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $74,805,583 or 4.6% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

               See Notes to Financial Statements.

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1996
---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.1%)
AGA AB (A Shares).................      3,400     $    51,355
Akzo Nobel N.V....................        875         119,457
Asahi Chemical Industry Co.  .....     27,000         152,940
Bayer AG..........................     15,850         643,250
BOC Group Co. PLC ................      6,825         102,129
Dainippon Ink & Chemical, Inc. ...     51,000         188,922
Freeport-McMoRan, Inc.............    103,000       3,308,875
GP Batteries International Ltd. ..    143,000         474,760
GP Batteries International Ltd.+ .     37,000         122,840
GP Batteries International
 Ltd.--Rights* ...................      5,750           2,875
Imperial Chemical Industries  ....     18,212         239,764
Indo Gulf Fertilisers (GDR) ......     50,000          35,000
Ishihara Sangyo Ltd.*.............    161,000         389,258
L'Air Liquide SA..................      2,035         317,693
Linde AG..........................        150          91,142
Millennium Chemicals, Inc.* ......      1,904          33,796
Mitsubishi Chemical Corp..........     52,000         168,379
Mitsui Toatsu Chemicals, Inc. ....     15,000          45,721
Monsanto Co.......................    125,000       4,859,375
Olin Corp. .......................     26,000         978,250
Royal Plactics Group Ltd.*+ ......     10,000         185,138
Sanyo Chemicals...................     20,000         153,700
Sekisui Chemical Co. Ltd. ........     41,000         414,213
Shin-Etsu Chemical Ltd. ..........     10,000         182,195
Solvay Et Cie Societe Anonyme ....        120          73,529
Sumitomo Chemical Co. Ltd.........     31,000         122,865
Toray Industries, Inc.............     33,000         203,739
UBE Industries Ltd. ..............     14,000          39,651
                                                -------------
                                                   13,700,811
                                                -------------
CHEMICALS--SPECIALTY (0.5%)
Crompton & Knowles Corp...........     59,900       1,153,075
Cytec Industries, Inc.*...........     65,200       2,648,750
Kyowa Hakko Kogyo Co. ............      8,000          61,066
NGK Insulators....................      6,000          56,990
SGL Carbon AG+....................     15,000       1,892,059
UCAR International, Inc.*.........      5,000         188,125
                                                -------------
                                                    6,000,065
                                                -------------
METALS & MINING (0.7%)
Alusuisse Lonza Holding AG........         90          71,744
Broken Hill Proprietary Co. Ltd.       24,800         353,244
Century Aluminum Co...............     48,200         831,450
CRA Ltd...........................      5,800          91,050
Degussa AG........................        250         113,725
Gibraltar Steel Corp.*............     38,300       1,005,375
Great Central Mines Ltd.*.........    120,000         341,468
Gwalia Consolidated Ltd...........     95,800         224,633
Kaiser Aluminum Corp.*............     48,800         567,300
Mitsubishi Materials Corp.........     24,000          96,986
Plutonic Resources Ltd............     30,000         139,496
Reynolds Metals Co................     67,000       3,777,125
RTZ Corp..........................     19,347         310,387
Steel Dynamics, Inc.*.............     46,700         893,138
Sumitomo Metal Mining Co. ........     10,000          67,438
Western Mining Corp. Ltd..........     40,700     $   256,539
                                                -------------
                                                    9,141,098
                                                -------------
PAPER (0.1%)
Amcor Ltd.........................      8,900          57,230
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*.......................      5,000          28,125
Enso Oy (Series R) ...............     30,000         241,453
Fletcher Forestry Shares..........      4,256           7,131
Grupo Industrial Durango (ADR)* ..     12,000         127,500
Mayr-Melnhof Karton Aktien AG*+ ..      1,500          73,424
Nippon Paper Industries Co. ......     37,000         172,524
Oji Paper Co. Ltd. ...............     27,000         170,892
Svenska Cellulosa (Series B) .....      3,200          64,993
UPM-Kymmene Oy....................      3,292          69,103
                                                -------------
                                                    1,012,375
                                                -------------
STEEL (0.2%)
British Steel.....................     69,074         189,921
Hitachi Metals Ltd................     54,000         429,445
Kawasaki Steel....................     61,000         175,399
Nippon Steel Corp.................    147,000         434,108
NKK Corp.*........................     85,000         191,564
Sumitomo Metal Industries.........    320,000         787,497
Thyssen AG........................        450          79,806
Usinor Sacilor....................      3,500          50,930
                                                -------------
                                                    2,338,670
                                                -------------
 TOTAL BASIC MATERIALS (2.6%) ....                 32,193,019
                                                -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.7%)
B.U.S. Berzelius Umwelt-Service
 AG...............................     16,550         204,348
Culligan WaterTechnologies,Inc.*.      21,000         850,500
Daiseki Co. Ltd...................     10,000         238,321
Matsuda Sangyo Co. Ltd............     12,000         309,818
Philip Environmental, Inc.* ......     50,800         736,600
Powerscreen International.........     75,000         725,926
Rentokil Group PLC................     30,000         225,615
Republic Industries, Inc.*........     51,100       1,593,681
Superior Services, Inc.*..........      9,400         191,525
Tomra Systems ASA.................    110,000       1,718,953
United States Filter Corp.* ......     27,800         882,650
United Waste Systems, Inc.* ......     26,000         893,750
USA Waste Services, Inc.*.........    174,200       5,552,625
WMX Technologies, Inc. ...........    260,000       8,482,500
                                                -------------
                                                   22,606,812
                                                -------------
PRINTING, PUBLISHING &
 BROADCASTING (2.0%)
British Sky Broadcasting Group
 PLC..............................     33,749        301,796
Cablevision Systems Corp.
 (Class A)*.......................     98,500      3,016,563
Carlton Communications PLC........     25,000        220,347
Dainippon Printing Co. Ltd. ......     12,000        210,345

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Elsevier N.V......................     60,000     $ 1,013,508
Evergreen Media Corp.
 (Class A)* ......................     55,800       1,395,000
EZ Communications, Inc.*..........     15,300         560,363
Havas.............................        200          14,031
Lagardere S.C.A...................      2,100          57,635
Liberty Media Group (Class A)* ...     28,500         814,031
Mediaset Spa*.....................    200,000         922,952
Mirror Group Newspapers PLC  .....     70,000         258,421
New York Times Co.................    109,200       4,149,600
News Corp. Ltd....................     34,500         182,084
Nippon Television Network Corp.  .      3,930       1,187,721
Pegasus Media & Communications
 (Class B)*.......................         50          15,000
Reed International................     22,000         415,136
Reuters Holdings..................     36,570         470,800
Sinclair Broadcast Group, Inc.* ..     20,800         540,800
Singapore Press Holdings..........      3,000          59,172
Star Publications BHD.............     20,000          78,796
Takara Printing Co................     14,000         113,634
TCI Group (Class A)*..............     41,500         542,094
Time Warner, Inc..................    120,050       4,501,875
Tokyo Broadcasting System.........     56,000         855,885
Toppan Printing Co. ..............      7,000          87,644
Universal Outdoor
 Holdings, Inc.*..................     19,100         448,850
Ver Ned Uitgeversbedr
 Ver Bezit N.V....................     25,000         522,084
Viacom, Inc. (Class B)*...........     97,540       3,401,708
                                                -------------
                                                   26,357,875
                                                -------------
PROFESSIONAL SERVICES (1.4%)
Adecco SA.........................        275          69,033
ADT Ltd.*.........................      1,664          38,064
Apcoa Parking AG..................      3,000         321,679
Asatsu, Inc. .....................     21,000         667,300
Associated First Capital Corp.  ..     71,600       3,159,350
Ceridian Corp.*...................    141,400       5,726,700
Content Beheer N.V.*+.............     53,000       2,023,546
Cordiant PLC*.....................    200,000         352,899
Equity Corporation
 International*...................     22,700         454,000
Ha-Lo Industries, Inc.*...........     57,937       1,593,268
Interim Services, Inc.*...........     13,800         489,900
Meitec Corp.......................     55,800       1,064,830
Nackebro Fastighets AB*...........        310           5,319
Secom Co. ........................      2,000         121,060
SGS Holdings......................         25          61,449
Telespectrum Worldwide, Inc.* ....     60,000         952,500
WPP Group PLC.....................    100,000         435,127
                                                -------------
                                                   17,536,024
                                                -------------
TRUCKING, SHIPPING (0.2%)
Brambles Industries Ltd. .........     30,000         585,407
Comfort Group Ltd. ...............    160,000         141,785
Irish Continental Group...........     30,000         211,063
Kawasaki Kisen*...................     55,000         125,378
Mitsui O.S.K. Lines Ltd.*.........     19,000          45,445
Nippon Express Co. Ltd............     25,000         171,401
Nippon Yusen K.K..................     17,000     $    76,919
Peninsular & Oriental Steam
 Navigation Co....................     10,466         105,783
Western Bulk Shipping+............     31,500         150,889
Yamato Transport .................    110,000       1,139,798
                                                -------------
                                                    2,753,868
                                                -------------
 TOTAL BUSINESS SERVICES (5.3%) ..                 69,254,579
                                                -------------
CAPITAL GOODS
AEROSPACE (0.9%)
Boeing Co.........................     65,350       6,951,606
British Aerospace.................      5,576         122,269
Coltec Industries, Inc.*..........    128,000       2,416,000
General Electric Co. PLC..........     36,076         236,083
Rolls-Royce.......................     22,528          99,376
United Technologies Corp..........     32,600       2,151,600
                                                -------------
                                                   11,976,934
                                                -------------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ...........................        550         684,161
American Standard Companies,
 Inc.*............................     59,900       2,291,175
CSR Ltd...........................     16,900          59,105
Cubiertas Y Mzov SA...............      3,824         294,769
Daiwa House Industry Co...........      9,000         115,793
Hitachi Plant Engineering &
 Construction Co..................     40,000         236,940
Hochtief AG.......................      1,500          58,975
Japan Industrial Land
 Development......................     15,000         284,949
Kajima Corp. .....................     33,000         235,938
Kaneshita Construction Co.  ......     28,000         265,953
Kumagai Gumi Co...................     13,000          32,217
MacMahon Holdings Ltd.............    700,000         623,162
Mancon BHD*.......................     47,999         146,344
Mitsui Home Co. Ltd...............     42,000         518,608
Nanno Construction Co. Ltd. ......     26,000         154,909
Nawarat Patanakarn Public Co.  ...     80,000          93,582
Nishimatsu Construction Co.  .....      5,000          43,606
Obayashi Corp.....................     12,000          81,029
Ohmoto Gumi Co. Ltd...............     15,000         215,007
Oriental Construction Co. ........     17,000         218,720
Paul Y.-ITC Construction
 Holdings.........................    400,000          95,675
Paul Y.-ITC Construction
 Holdings--Warrants* .............     80,000           1,432
Penta Ocean Construction..........     10,000          44,556
PS Corp...........................     31,200         522,649
Sanyo Engineering & Construction,
 Inc..............................     23,000         204,559
Sekisui House Ltd.................     13,000         132,458
Shimizu Corp......................     15,000         112,037
Sho Bond Construction.............     39,900       1,074,933
Suido Kiko Kaisha.................      3,000          21,242
Taisei Corp. .....................     20,000         103,618
Toda Construction.................     32,000         243,157
United Engineers Malaysia BHD ....     11,000          99,307
Wesco, Inc........................      9,050         113,311
YTL Corp. BHD.....................     11,000          59,236
                                                -------------
                                                    9,483,112
                                                -------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Blue Circle Industries............      13,338    $    81,115
Boral Ltd. .......................      40,000        113,823
BPB PLC...........................      90,000        591,276
Buckeye Cellulose Corp.*..........      18,600        495,225
Chichibu Onoda Cement Co..........      11,000         46,827
Cie de St. Gobain.................       2,100        297,080
Dahl International AB*+...........      50,000      1,052,177
Fujikura Ltd. ....................      68,000        544,893
Furukawa Electric Co..............      13,000         61,627
Heidelberg Zement AG..............       1,000         80,712
Holderbank Financiere Glarus AG  .          80         57,139
Hughes Supply, Inc................      19,500        840,938
Lafarge Corp......................       4,750        284,991
Martin Marietta Materials, Inc. ..      59,200      1,376,400
Nichiha Corp......................      52,700        932,864
Portland Valderrivas SA*..........       5,000        336,857
Redland PLC.......................       9,480         59,520
Rexan PLC.........................      13,121         81,032
RMC Group PLC.....................       4,518         77,204
Sumitomo Forestry Co. ............       8,000         97,401
Wolseley PLC......................      10,088         79,842
                                                -------------
                                                    7,588,943
                                                -------------
ELECTRICAL EQUIPMENT (0.9%)
Alcatel Alsthom...................       5,000        401,658
Daikin Industries Ltd.............       5,000         44,469
General Electric Co...............      93,900      9,284,363
Kinden Corp.......................       5,000         63,466
Omron Corp. ......................      62,000      1,167,084
Schneider SA......................       2,250        104,033
Siemens AG........................      10,400        482,693
Sumitomo Electric Industries .....      17,000        237,803
Yaskawa Electric Corp.*...........      72,000        249,927
                                                -------------
                                                   12,035,496
                                                -------------
MACHINERY (0.8%)
Amada Co. Ltd. ...................       5,000         38,857
Asahi DiamondIndustryCo.Ltd. ....       35,000        317,330
Construcciones Auxiliar Ferro ....       3,000        113,776
Ebara Corp........................       5,000         65,193
Enshu*............................      60,000        180,295
Fag Kugelfischer Georg Schaefer ..       3,200         43,774
Fanuc Co..........................       5,900        189,008
IHC Caland N.V....................      10,000        570,966
Ishikawajima Harima Heavy
 Industries.......................      80,000        355,755
Kalmar Industries AB+.............      12,000        184,773
Kawasaki Heavy Industries.........     126,000        521,147
Keyence Corp. ....................       6,000        740,869
Komatsu Ltd.......................      29,000        237,890
Kubota Corp.......................      33,000        159,287
Makino Milling Machine Co.  ......      50,000        319,057
Mitsubishi Heavy Industries Ltd. .     180,000      1,429,928
Namura Shipbuilding Co............      39,000        127,968
Nireco............................      12,000        136,776
Nitta Corp........................      39,000        488,300
Nitto Kohki Co. Ltd...............      20,200        723,858
Rofin-Sinar Technologies, Inc.* ..      20,000    $   235,000
SMC Corp..........................      17,400      1,170,417
Sodick Co.*.......................     126,000      1,044,469
Thai Engine Manufacturing Public
 Co.*.............................     100,000        775,949
Toyoda Automatic Loom Works ......       5,000         93,688
                                                -------------
                                                   10,264,330
                                                -------------
 TOTAL CAPITAL GOODS (3.9%) ......                 51,348,815
                                                -------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
British Airways...................      45,000        466,777
Cathay Pacific Airways............      41,000         64,671
Delta Air Lines, Inc..............       1,100         77,963
Japan Air Lines Co.*..............      24,000        127,450
KLM...............................      14,000        393,602
Lufthansa AG......................       5,500         74,272
Mesa Airlines, Inc.*..............      57,000        384,750
Northwest Airlines Corp.
 (Class A)* ......................      78,300      3,063,488
Qantas Airways Ltd................     100,000        166,919
Singapore Airlines Ltd. ..........      73,000        662,546
                                                -------------
                                                    5,482,438
                                                -------------
APPAREL, TEXTILE (1.3%)
Adidas AG+........................       5,500        475,370
Carli Gry International A/S* .....      20,000        958,033
Designer Holdings Ltd.*...........      40,500        653,063
First Sign International
 Holdings Ltd.....................   1,300,000        415,993
King Co.*.........................      67,000        301,416
Kuraray Co. Ltd...................       6,000         55,436
Mohawk Industries, Inc.*..........      39,200        862,400
Nine West Group, Inc.*............      32,800      1,521,100
Polymer Group, Inc.*..............      38,600        535,575
Reebok International Ltd..........     193,000      8,106,000
Renown, Inc.*.....................     120,000        320,180
Stage Stores, Inc.*...............      34,100        622,325
Teijin Ltd........................      18,000         78,646
Tommy Hilfiger Corp.*.............      18,500        888,000
Warnaco Group, Inc. (Class A) ....      26,900        796,913
                                                -------------
                                                   16,590,450
                                                -------------
AUTO RELATED (0.4%)
Asahi Glass Co. Ltd...............      35,000        329,419
Autoliv AB........................       6,000        263,081
Autoliv AB (ADS)*+................       6,000        259,500
Bridgestone Corp..................      14,000        265,953
Bridgestone Metalpha..............      15,000        128,227
FCC Co. Ltd.......................      10,000        271,997
LucasVarity PLC...................      17,320         66,018
Mabuchi Motor Co..................      14,200        714,843
Michelin (CGDE), (Class B)........       2,400        129,563
Miller Industries, Inc.*..........      27,750        555,000
Minebea Co........................      75,000        626,889
NGK Spark Plug Co.................      14,000        153,527
Nippondenso Co. Ltd...............      21,000        505,915
Team Rental Group, Inc.*..........      59,300        956,213
Toyoda Gosei*.....................      30,000        208,013
                                                -------------
                                                    5,434,158
                                                -------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
AUTOS & TRUCKS (0.3%)
Fiat Spa..........................     67,500     $   204,253
Daimler-Benz AG*..................     18,250       1,251,218
Honda Motor Corp..................     34,000         971,764
Isuzu Motors Ltd..................     30,000         133,408
Perusahaan Otomobl Nasional BHD ..      9,000          57,018
Peugeot SA........................        700          78,790
Toyota Motor Corp.................     15,000         431,310
                                                -------------
                                                    3,127,761
                                                -------------
FOOD SERVICES, LODGING (1.2%)
AAPC Limited......................    400,000         241,634
Accor SA..........................        550          69,644
Brinker International, Inc.* .....    198,700       3,179,200
Doubletree Corp.*.................     30,627       1,378,215
Fujita Kanko, Inc.................      3,000          55,695
Host Marriott Corp.*..............    200,300       3,204,800
Innkeepers USA Trust..............     52,300         725,663
Interstate Hotels Co.*............     35,100         991,575
Jurys Hotel Group PLC.............    100,000         466,203
La Quinta Motor Inns, Inc.........    191,600       3,664,350
QPQ Corp.*........................     16,400          38,950
QPQ Corp.--Warrants*..............     16,400           2,050
Sanyo Pax Co. Ltd.................     35,000         607,461
Suburban Lodges of America* ......     38,300         612,800
Thistle Hotels PLC*...............    131,600         409,181
                                                -------------
                                                   15,647,421
                                                -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.2%)
Elamex S.A. de C.V.*..............     76,700         738,238
Electrolux B......................      1,100          63,879
First Brands Corp.................    115,000       3,263,125
Industrie Natuzzi (ADR)...........     36,200         832,600
MatsushitaElectricIndustrialCo. .      20,000         326,397
Nippon Electric Glass.............     26,000         399,620
Philips Electronics...............      3,000         121,482
Sanyo Electric Co. Ltd............    108,000         447,630
Sharp Corp. ......................     17,000         242,207
Sunbeam Corp. ....................    360,500       9,282,875
Tostem Corp.......................      3,000          82,894
Toto..............................      5,000          56,990
                                                -------------
                                                   15,857,937
                                                -------------
LEISURE RELATED (1.7%)
Aristocrat Leisure Ltd............     60,000         155,950
Canal Plus........................        350          77,306
Carnival Corp. ...................     11,300         372,900
Cinar Films, Inc. (Class B)* .....     15,000         390,000
Cyrk, Inc.*.......................    195,000       2,535,000
Disney (Walt) Co..................     95,791       6,669,448
Enix Corp.* ......................     12,900         291,840
Granada Group PLC.................     17,347         256,013
Harman International
 Industries, Inc..................     21,800       1,212,625
ITT Corp.*........................     85,600       3,712,900
Japan Airport Terminal Co.........     44,000         539,504
KTM Motorradholding AG*...........      3,420         191,097
Learning Company, Inc.*...........    101,300       1,456,188
Mars Engineering Corp.*...........      9,000         229,255
Namco Ltd.........................     28,000         858,302
Nelvana Limited*+.................     18,000     $   299,069
Nintendo Co. .....................     14,000       1,002,159
Rank Group PLC....................     32,498         242,453
Resorts World BHD.................     24,000         109,285
Sega Enterprises Ltd..............      2,000          67,352
SMH AG............................        100          61,636
Tag Heuer International SA
 (ADR)*...........................     50,200         809,475
Thorn EMI.........................      4,927         116,478
Toei Co...........................     33,000         212,572
Toho Co. .........................        400          58,026
Tokyo Dome Corp...................      3,000          52,327
Tourism Holdings Ltd..............     70,000         133,614
                                                -------------
                                                   22,112,774
                                                -------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co................     12,000         395,821
Noritsu Koki Co. Ltd..............     21,000         988,257
                                                -------------
                                                    1,384,078
                                                -------------
RETAIL--GENERAL (2.9%)
Ahold N.V.........................      1,789         111,771
AutoZone, Inc.*...................    317,900       8,742,250
Boots Co. PLC.....................     26,111         269,503
British Airport Author PLC........    120,000       1,000,108
Carrefour.........................        825         536,803
Centros Comerciales Pryca SA .....      7,000         148,387
CompUSA, Inc.*....................    285,000       5,878,125
Consolidated Stores Corp.*........     22,500         722,813
Daiei, Inc........................     14,000         106,986
Dai-Ichi Corp.....................      9,000         181,850
Dayton Hudson Corp................    102,600       4,027,050
Dixons Group PLC*.................    160,000       1,486,971
Doshisha Co. .....................      7,000         114,843
Eiden Sakakiya Co. Ltd. ..........     28,000         282,877
Federated Department Stores,
 Inc.*............................     99,800       3,405,675
Fingerhut Companies, Inc..........    160,000       1,960,000
Fu Hui Jewellery*.................    250,000          23,272
Great Universal Stores............     28,714         301,043
Harvey Nichols Group PLC*+........     30,600         179,804
Hennes & Mauritz AB
 (B Shares).......................        500          69,216
Homac Corp. ......................     11,400         206,718
Home Wide Corp, Inc...............     16,000         143,684
Isetan Co.........................     64,000         828,944
Karstadt AG.......................        150          49,909
Kokuyo Co. .......................      2,000          49,391
Marks & Spencer...................     60,611         509,819
Marui Co. Ltd.....................      7,000         126,328
Metro AG* ........................        950          74,392
Nissen Corp. Ltd. ................      5,700          39,867
Paris Miki, Inc...................     20,000         721,872
Petco Animal Supplies, Inc.* .....     37,900         786,425
Pinault Printemps.................        350         138,826
Promodes..........................        300          84,707
Rinascente........................     13,000          75,418
Rinascente--Warrants*.............        650             287
Sainsbury (J) PLC.................      7,365          48,954
Sato Corp. .......................     35,700         696,676
Shaddy Co. Ltd. ..................      3,000          47,923
Sriwani Holdings BHD..............    400,000       1,077,014

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Swank International
 Manufacturing....................    300,000    $     45,381
St. Dupont*+......................     29,100         987,106
Takihyo Co. Ltd...................     27,000         326,397
Warehouse Group Ltd. .............    200,900         482,889
Xebio Co..........................      9,800         291,944
                                                -------------
                                                   37,390,218
                                                -------------
 TOTAL CONSUMER CYCLICALS (9.5%)                  123,027,235
                                                -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Asahi Breweries Ltd...............      8,000          82,894
Bass Breweries....................     13,487         189,689
Cadbury Schweppes PLC.............     18,792         158,548
Carlsberg 'A'.....................        900          60,845
Coca-Cola Amatil Ltd. ............      7,600          81,250
Coca-Cola Co......................    122,000       6,420,250
Fraser & Neave....................     30,000         308,726
Grand Metropolitan................     85,339         671,032
Guinness PLC......................    164,568       1,289,791
Heineken N.V. ....................        801         141,698
Kirin Brewery Co..................     16,000         157,499
Lion Nathan Ltd. .................     60,000         143,794
Louis Dreyfus Citrus*+............     43,500       1,425,267
Louis Vuitton Moet Hennessy ......      1,500         418,907
Panamerican Beverages.............      9,000         421,875
Quilmes Industrial Quins (ADR) ...     33,300         303,863
                                                -------------
                                                   12,275,928
                                                -------------
CONTAINERS (0.4%)
Crown Cork & Seal Co., Inc. ......     75,000       4,078,125
Hub Group, Inc. (Class A)*........     28,900         773,075
Toyo Seikan Kaisha................      3,000          72,274
                                                -------------
                                                    4,923,474
                                                -------------
DRUGS (4.7%)
Amgen, Inc.*......................     61,800       3,360,375
Astra AB (A Shares)...............     13,000         642,451
Biogen, Inc.*.....................    150,000       5,812,500
Centocor, Inc.*...................    152,200       5,441,150
Daiichi Pharmaceutical Co.........      5,000          80,304
Eisai Co. Ltd.....................      5,000          98,437
Geltex Pharmaceuticals, Inc.* ....     58,200       1,411,350
Glaxo Wellcome PLC ...............     32,082         521,018
Hafslund Nycomed ASA
 (B Shares) ......................     11,700          80,300
Medicis Pharmaceutical Corp.
 (Class A)*.......................     13,500         594,000
MedImmune, Inc.*..................     32,800         557,600
Merck & Co., Inc..................    103,000       8,162,750
Novartis AG*......................      1,571       1,799,285
Novo-Nordisk AS (ADR)
 (B Shares) ......................      3,000         565,647
Nycomed ASA (B Shares)*...........     11,700         180,078
Pfizer, Inc. .....................    136,200      11,287,575
Revco D.S., Inc.*.................     88,000       3,256,000
Roche Holdings AG Genusscheine ...        201       1,564,001
Rohto Pharmaceutical Co...........      7,000          67,697
Santen Pharmaceutical Co..........     50,000       1,036,180
Schering AG.......................      1,250         105,521
Smithkline Beecham PLC............    130,169       1,805,124
Smithkline Beecham PLC (ADR) .....     46,000    $  3,128,000
Taisho Pharmaceutical Co..........     31,000         730,766
Takeda Chemical Industries........     11,000         230,809
United Natural Foods, Inc.* ......     39,200         666,400
Warner-Lambert Co.................     81,500       6,112,500
Yamanouchi Pharmaceutical.........     54,000       1,109,749
Zeneca Group PLC..................     30,000         846,700
                                                -------------
                                                   61,254,267
                                                -------------
FOODS (1.1%)
Ajinomoto Co., Inc................     12,000         122,269
BSN Gervais Danone................      1,250         174,183
Campbell Soup Co..................     62,635       5,026,459
Fyffes PLC........................    900,000       1,678,329
Nabisco Holdings Corp.
 (Class A)........................    125,040       4,860,930
Nestle AG.........................        630         676,362
Nippon Meat Packers, Inc..........      4,000          51,809
Nissin Food Products Co...........      3,000          63,984
Nutrica Verenigde Bedrijven
 N.V.+............................      2,600         394,817
Oie Sangyo Co. Ltd. ..............      6,000          77,714
PT Sekar Bumi.....................    182,500         115,898
Shriram Industrial Enterprises
 Ltd. (GDR)*+.....................     24,000           3,600
Tingyi Holdings Corp.*............    500,000         130,907
Viscofan Envoltura................      9,000         131,814
Warabeya Nichiyo Co. Ltd.*........     18,000         153,873
Yamakazi Baking Co. ..............      4,000          63,898
                                                -------------
                                                   13,726,846
                                                -------------
HOSPITAL SUPPLIES & SERVICES (2.0%)
Cochlear Ltd......................    130,000         369,923
Columbia/HCAHealthcareCorp.......     211,500       8,618,625
Compdent Corp.*...................     18,900         666,225
Coventry Corp.*...................     56,100         519,802
Enterprises Systems, Inc.*........     39,700         932,950
National Surgery Centers, Inc.* ..     21,800         828,400
Oxford Health Plans, Inc.*........     64,000       3,748,000
Pacificare Health Systems, Inc.
 (Class B)*.......................     50,300       4,288,075
Rotech Medical Corp.*.............     35,700         749,700
Scandinavian Mobility
 International, Inc.+.............     27,600         454,760
Steris Corp.*.....................     97,500       4,241,250
Tamro Group ......................     17,500         116,866
                                                -------------
                                                  25,534,576
                                                -------------

RETAIL--FOOD (0.2%)
Daimon Co. Ltd....................    14,000         224,851
Ito Yokado Co. Ltd. ..............    10,000         435,196
Jusco Co..........................     9,000         305,414
McBride PLC.......................    60,000         139,789
Ministop Co. Ltd..................     5,500         134,401
Santa Isabel S.A. (ADR)...........    27,400         619,925
Seven-Eleven Japan Ltd............    12,000         702,530
Tesco PLC.........................    48,646         295,424
                                                -------------
                                                   2,857,530
                                                -------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
SOAPS & TOILETRIES (1.0%)
BIC...............................        600    $     89,968
Colgate Palmolive Co..............     61,660       5,688,135
Gillette Corp.....................     74,850       5,819,588
KAO Corp. ........................     10,000         116,570
L'Oreal...........................      1,605         604,446
Shiseido Co.......................     42,000         485,968
Unilever..........................     16,865         409,247
Unilever N.V. CVA.................      2,553         451,333
                                                -------------
                                                   13,665,255
                                                -------------
TOBACCO (1.6%)
BAT Industries....................    100,000         829,997
Imperial Tobacco PLC*.............     39,999         258,329
Loews Corp........................     45,000       4,241,250
Philip Morris Cos., Inc. .........    120,500      13,571,313
RJ Reynolds BHD...................    200,000         542,467
Rothmans of Pall Mall BHD.........      6,000          62,958
Swedish Match Co. AB*.............    360,000       1,267,012
                                                -------------
                                                   20,773,326
                                                -------------
 TOTAL CONSUMER NONCYCLICALS (11.9%)              155,011,202
                                                -------------
CREDIT SENSITIVE
BANKS (1.9%)
ABN Amro Holdings.................      3,879         252,220
Akita Bank........................     18,000         111,907
Asahi Bank Ltd....................     58,000         515,845
Banca Commerciale Italiana........     35,000          63,684
Banco Bilbao Vizcaya SA...........      4,050         218,845
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ...      9,500         482,125
Banco Popular.....................      1,000         196,564
Banco Santander Chile (ADR) ......     16,000         240,000
Banco Santander SA................      2,691         172,377
Bancomer B Local*.................     50,000          19,944
Bank Austria AG...................        920          67,975
Bank of Tokyo-Mitsubishi Bank ....     72,000       1,336,672
Banque Nationale de Paris.........      2,250          87,077
Barclays Bank ....................     48,309         827,995
Chase Manhattan Corp..............     15,000       1,338,750
Cie Fin Paribas Series A .........      1,400          94,682
CS Holdings.......................      4,550         467,408
Dai-Ichi Kangyo Bank..............     10,000         144,202
Den Danske Bank...................      1,300         104,891
Deutsche Bank AG..................     13,300         620,574
Dresdner Bank AG..................      2,900          86,691
First Union Corp..................    128,500       9,509,000
Fokus Bank........................      8,000          55,157
Fuji Bank Ltd. ...................     63,000         919,351
Generale de Banque................        200          71,763
Grupo Financiero Bantorte (Class
 B)*..............................     22,500          22,637
Hang Seng Bank....................     39,000         473,980
HSBC Holdings PLC (H.K.$).........     20,000         427,953
HSBC Holdings PLC.................     20,000         435,813
International Bank of Asia........    270,000         179,779
Istituto Bancario San Paolo di
 Torino...........................     15,000          91,966
Istituto Mobilare Italiano........     10,000          85,703
Kredietbank.......................        170          55,770
Lloyds TSB Group PLC..............    115,481    $    851,660
Malayan Banking Berhad............     18,000         199,564
Mediobanca Spa....................     10,000          53,960
Mitsubishi Trust&BankingCorp. ...      23,000         307,832
National Australia Bank Ltd. .....     37,700         443,495
Overseas Union Bank Ltd...........     40,000         308,726
Sakura Bank Ltd. .................     82,000         586,271
Schweizerische Bankgesellschaft ..        610         534,576
Shizuoka Bank.....................     44,000         467,317
Skandinaviska Enskilda Banken
 (Series A).......................      8,000          82,121
Societe Generale..................      1,400         151,373
Sparbanken Sverige AB
 (A Shares).......................     16,000         274,519
Sumitomo Bank Ltd. ...............     68,000         980,572
Svenska Handelsbanken
 (Series A) ......................      3,100          89,101
Toho Bank ........................     20,000         121,233
Union Bank of Hong Kong*..........     20,000          25,212
                                                -------------
                                                   25,256,832
                                                -------------
FINANCIAL SERVICES (3.6%)
Aames Financial Corp..............     20,300         728,263
American Express Co...............    177,300      10,017,450
Beneficial Corp...................     51,750       3,279,656
CMIC Finance & Securities Co.
 Ltd. ............................    200,000         288,544
Credit Local de France............      3,500         304,905
Credit Saison Co. ................     64,000       1,431,310
Daiwa Securities Co. Ltd. ........     19,000         168,984
Dean Witter Discover & Co.  ......    119,600       7,923,500
Groupe Bruxelles Lambert SA ......        450          57,986
Hambrecht & Quist Group*..........     33,200         717,950
Hong Leong Finance Ltd. ..........     50,000         116,487
ING Groep N.V.....................     12,194         438,763
Invesco...........................     60,000         266,730
JCG Holdings......................     60,000          58,569
MBNA Corp.........................    189,500       7,864,250
Merrill Lynch & Co., Inc..........     85,000       6,927,500
Nichiei Co. Ltd. .................     20,000       1,469,649
Nomura Securities Co..............     41,000         616,009
Oxford Resources Corp.
 (Class A)*.......................     35,000       1,080,625
Promise Co. Ltd...................     12,500         615,232
RAC Financial Group, Inc.*........     25,300         534,463
Sanyo Shinpan Finance Co. Ltd. ...      9,000         563,423
Schroders PLC.....................      3,875         100,570
Takefuji Corp.*...................      6,500         468,656
Union Acceptance Corp.
 (Class A)*.......................     50,600         898,150
Yamaichi Securities...............     70,000         311,286
                                                -------------
                                                  47,248,910
                                                -------------
INSURANCE (3.1%)
Aegon N.V.........................    15,000         955,370
Allianz AG Holding................       600       1,080,062
AMEV N.V..........................    17,000         594,973
Assicurazioni Generali............    14,300         271,035
Commercial Union PLC..............    10,726         125,591
Corporacion Mapfre Cia
 Inter SA.........................    12,000         731,682

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Fortis AG.........................        740    $    118,814
General Accident..................      8,971         117,797
Gio Australia Holdings Ltd.* .....    100,000         255,942
Istituto Naz Delle Assicurazioni .     60,000          78,161
ITT Hartford Group, Inc...........     23,600       1,593,000
Koa Fire & Marine.................     35,000         169,847
Legal & General Group.............     23,090         147,146
Life Re Corp......................    150,000       5,793,750
MGIC Investment Corp. ............     66,400       5,046,400
Mitsui Marine &
 Fire Insurance Co................     13,000          69,934
Pacific & Orient BHD..............    150,000         362,304
PennCorp Financial Group, Inc. ...    126,100       4,539,600
PMI Group, Inc....................     10,900         603,588
Prudential Corp...................     42,249         355,732
Royal & Sun Alliance Insurance
 Group PLC........................     33,539         255,390
Schweizerische Ruckversicherungs
 Gesellschaft ....................        420         448,397
Skanska AB (Series B).............      1,800          79,584
Sumitomo Marine & Fire Insurance
 Co. .............................     10,000          62,171
TIG Holdings, Inc. ...............    141,000       4,776,375
Tokio Marine & Fire
 Insurance Co. ...................     34,000         320,007
Travelers Group, Inc..............    248,534      11,277,230
                                                -------------
                                                   40,229,882
                                                -------------
REAL ESTATE (0.4%)
British Land Co...................      8,416          74,538
Cheung Kong Holdings..............     35,000         311,106
City Developments Ltd.............     95,000         855,428
Daibiru Corp......................     28,000         258,700
DBS Land..........................     17,000          62,567
Diligentia AB*....................        800          12,611
IOI Corp. BHD.....................    100,000         153,633
JP Realty, Inc. ..................     22,100         571,838
Land Securities PLC...............      9,978         127,174
Lend Lease Corp. Ltd..............      4,100          79,517
Macerich Co. .....................     20,900         546,013
MEPC PLC..........................      8,200          60,825
Mitsubishi Estate Co..............     71,000         729,557
Mitsui Fudosan....................     20,000         200,328
New World Development Co..........     29,000         195,908
Sap Holdings*.....................     40,000         191,645
Sun Hung Kai Properties...........     23,000         281,757
Wharf Holdings....................     17,000          84,841
                                                -------------
                                                    4,797,986
                                                -------------
UTILITY--ELECTRIC (1.1%)
British Energy PLC*...............    418,000       1,052,631
China Light & Power Co. Ltd. .....     11,000          48,924
Cinergy Corp......................     46,600       1,555,275
Edison Spa........................     15,000          94,932
Electrabel........................        870         206,100
Endesa............................      5,741         408,906
Enersis S.A. (ADR)................      6,000         166,500
FPL Group, Inc....................     75,700       3,482,200
Gas Y Electridad SA (Series 2) ...      5,000         319,899
Hidroelectrica del Cantabrico ....     15,000         572,927
Iberdrola II......................     30,000         425,504
Iberdrola SA......................     55,303    $    784,388
Kansai Electric Power Co., Inc. ..     22,400         464,209
National Grid Group PLC...........    150,027         502,457
National Power PLC................    120,560       1,009,938
Powergen PLC (ADR)................      1,250          49,375
RWE AG............................      4,800         200,884
Tenaga Nasional BHD...............     49,000         234,765
Tohoku Electric Power Co., Inc. ..     11,500         228,391
Tokyo Electric Power Co., Inc. ...     28,000         614,109
Tractebel Investment
 International Capital............        220         102,534
Tractebel Investment
 International Capital--
 Warrants*........................        220               0
United Utilities PLC..............      8,965          95,373
Veba AG...........................     19,550       1,124,366
Viag AG...........................        500         195,769
                                                -------------
                                                   13,940,356
                                                -------------
UTILITY--GAS (0.0%)
Scottish Power PLC................     13,327          80,363
Thames Water......................      7,439          78,055
                                                -------------
                                                      158,418
                                                -------------
UTILITY--TELEPHONE (0.9%)
British Telecommunications........    121,891         823,761
Empresas Telex-Chile S.A. (ADR) ..     40,000         185,000
Frontier Corp.....................    106,000       2,398,250
Hellenic Telecommunication
 Organization SA..................     17,000         292,773
Kon. PTT Nederland+...............     40,000       1,524,890
LCI International, Inc.*..........     55,594       1,195,271
PT Indonesian Satellite (ADR) ....      6,000         164,250
Singapore Telecommunications Ltd.      20,000          47,166
Tele Danmark AS (B Shares)........      2,000         110,412
Telecom Corp. of New Zealand .....     23,300         118,927
Telecom Italia Spa................     37,500          97,404
Telefonica de Espana SA...........     23,566         547,694
Telefonica del Peru S.A. (ADR) ...     32,000         604,000
Telekom Malaysia BHD..............     28,000         249,456
Telephone & Data Systems, Inc. ...     42,100       1,526,125
WorldCom, Inc.*...................     80,115       2,087,997
                                                -------------
                                                   11,973,376
                                                -------------
 TOTAL CREDIT SENSITIVE (11.0%) ..                143,605,760
                                                -------------
ENERGY
 COAL & GAS PIPELINES (0.3%)
British Gas.......................    100,557        386,733
Nabors Industries, Inc.*..........    170,000      3,272,500
OMV AG............................      5,000        563,844
                                                -------------
                                                   4,223,077
                                                -------------
OIL--DOMESTIC (1.4%)
Apache Corp.......................    138,100      4,885,288
Costilla Energy, Inc.*............     69,500        946,938
KCS Energy, Inc. .................     22,400        800,800
Louis Dreyfus Natural Gas Corp.*      139,100      2,382,088
Louisiana Land & Exploration
 Corp. ...........................     92,200      4,944,225
Ultramar Diamond Shamrock Corp.  .     19,482        616,118

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
Union Pacific Resources Group,
 Inc..............................    108,439     $ 3,171,841
XCL Corp.*........................    200,000          37,500
                                                -------------
                                                   17,784,798
                                                -------------
OIL--INTERNATIONAL (1.2%)
British Petroleum Co. PLC.........    100,804       1,209,675
Canadian Occidental...............      6,000          96,000
Cosmo Oil Co. Ltd.................     11,000          52,906
Elf Aquitaine.....................      8,250         750,983
ENI Spa...........................    108,500         556,852
ENI Spa (ADR).....................      5,000         258,125
Exxon Corp........................     92,800       9,094,400
Japan Energy Corp.................     19,000          51,679
Mitsubishi Oil Co.................      8,000          47,872
Nippon Oil Co. Ltd. ..............     22,000         113,030
Norsk Hydro AS....................      2,100         113,785
Oil Search Ltd....................    340,000         662,110
Petrofina SA......................        290          92,393
Repsol SA.........................     12,748         489,368
Royal Dutch Petroleum Co..........      8,553       1,498,687
Tatneft (ADR)*....................      7,000         336,000
Total Campagnie Francaise.........        900          73,200
                                                -------------
                                                   15,497,065
                                                -------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
Baker Hughes, Inc.................    221,250       7,633,125
BJ Services Co.*..................    148,600       7,578,600
Bouygues Offshore SA (ADR)* ......     80,000       1,030,000
Coflexip (ADR)*...................     11,000         288,750
Halliburton Co....................     50,000       3,012,500
Noble Drilling Corp.*.............    180,700       3,591,413
Parker Drilling Co.*..............    235,100       2,262,838
Rowan Cos., Inc...................     59,800       1,352,975
Schlumberger, Ltd. ...............     76,800       7,670,400
Transocean Offshore, Inc..........    105,000       6,575,625
                                                -------------
                                                   40,996,226
                                                -------------
RAILROADS (1.2%)
Burlington Northern Santa Fe .....     46,900       4,050,988
Canadian Pacific Ltd..............    216,000       5,724,000
East Japan Railway Co.............         55         247,431
Genesee & Wyoming, Inc.
 (Class A)*.......................     29,600       1,028,600
Hankyu Corp.......................     40,000         198,601
Kinki Nippon Railroad Co. ........     28,650         178,862
Odakyu Electric Railway Co. ......      4,000          24,005
Tobu Railway Co. Ltd..............     14,000          68,543
Tokyu Corp........................     20,000         113,634
Union Pacific Corp................     69,000       4,148,625
                                                -------------
                                                   15,783,289
                                                -------------
 TOTAL ENERGY (7.2%)..............                 94,284,455
                                                -------------
TECHNOLOGY
ELECTRONICS (4.9%)
Altera Corp.*.....................     92,000       6,687,250
Austria Mikro Systeme
 International+...................      1,430         110,412
BMC Industries, Inc...............     43,900       1,382,850
Cable & Wireless .................     32,650         271,553
Cisco Systems, Inc.*..............    224,800      14,302,890
Electrocomponents PLC.............      8,375          66,284
Exabyte Corp.*....................     45,400     $   607,225
Fujimi, Inc.......................      6,100         328,676
Hirose Electric Co. Ltd. .........     15,000         869,096
Hitachi Ltd. .....................     58,000         540,886
HMT Technology Corp.*.............     33,800         507,528
Hoya Corp.........................     29,000       1,139,366
IDT Corp.* .......................     43,000         473,000
Insight Enterprises, Inc.*........     18,000         504,000
Intel Corp........................     50,000       6,546,875
Intergraph Corp.*.................    100,000       1,025,000
Kent Electronics Corp.*...........     29,500         759,625
Kyocera Corp......................      1,000          62,343
Murata Manufacturing Co. Ltd.  ...      5,000         166,221
National Semiconductor Corp.* ....     30,000         731,250
NEC Corp..........................     11,000         132,976
Network General Corp.*............     25,500         771,375
Rohm Co. Ltd......................     11,000         721,872
Seagate Technology, Inc.*.........    132,577       5,236,792
Sony Corp.........................      8,000         524,307
Systemsoft Corp.*.................     38,500         572,688
TDK Corp..........................     11,000         717,123
Teradyne, Inc.*...................     50,000       1,218,750
Texas Instruments, Inc. ..........     28,000       1,785,000
Tokyo Electron....................     14,000         429,151
Uniphase Corp.*...................     11,800         619,500
Westell Technologies Inc.*........     22,700         519,263
Yokogawa Electric Corp............    160,000       1,381,573
3Com Corp.*.......................    155,000      11,373,120
3D Labs, Inc. Ltd.*...............     18,300         420,900
                                                -------------
                                                   63,506,720
                                                -------------
OFFICE EQUIPMENT (0.8%)
Applix, Inc.*.....................     29,500         645,313
Canon, Inc........................     14,000         309,472
Compaq Computer Corp.*............     62,770       4,660,673
Oce-Van De Grinten N.V. ..........        460          49,921
Read-Rite Corp.*..................     39,800       1,004,950
Ricoh Elemex Corp. ...............      7,000          97,919
Sterling Software, Inc.*..........     67,800       2,144,175
Storage Technology Corp.*.........     30,200       1,438,275
Sun Microsystems, Inc.*...........     20,000         513,750
                                                -------------
                                                   10,864,448
                                                -------------
OFFICE EQUIPMENT SERVICES (2.8%)

Accugraph Corp. (Class A)*........     30,000         23,882
Comverse Technology, Inc.*........     54,100      2,045,656
Electronic Data Systems Corp. ....     83,700      3,620,025
First Data Corp...................    100,600      3,671,900
Fuji Soft Corp....................     12,000        366,808
Informix Corp.*...................    410,000      8,353,750
Istar Internet, Inc.*+............     38,000        127,661
Merkantildata A/S.................      2,000         36,751
Microsoft Corp.*..................     50,800      4,197,350
Misys PLC.........................     25,000        478,169
Oracle Corp.*.....................    214,550      8,957,463
Premisys Communications, Inc.* ...     13,400        452,250
SAP AG............................      1,600        218,872
Sterling Commerce, Inc.*..........    101,448      3,576,042
Structural Dynamics Research
 Corp. (Class A)*.................     27,800        556,000
                                                -------------
                                                  36,682,579
                                                -------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996



---------------------------------------------------------------
                                      NUMBER          VALUE
                                    OF SHARES        (NOTE 1)
---------------------------------------------------------------
TELECOMMUNICATIONS (3.1%)
Act Networks, Inc.*...............     17,800    $    649,700
Architel Systems Corp.*...........     30,300         186,989
BCE Mobile Communications, Inc.* .      4,000         118,605
Cable Design Technologies*........     21,000         653,625
Cellular Communications Puerto
 Rico, Inc.*......................      3,600          71,100
Comnet Cellular, Inc.*............     21,600         602,100
DDI Corp. ........................        129         853,242
Deutsche Telekom AG (ADR)*........    272,000       5,542,000
DSC Communications Corp.*.........     71,650       1,280,744
Ericsson (L.M.) Telephone Co.
 (Series B).......................     14,700         454,849
Filtronic Comtek PLC..............    300,000       1,896,402
Forval Corp.......................      3,000         116,829
ICG Communications, Inc.*.........     83,686       1,474,966
KoreaMobileTelecommunications
 Corp. (ADR)......................    127,720       1,644,395
MFS Communications Co., Inc.* ....     72,639       3,958,825
Millicom International Cellular
 SA*..............................     13,300         427,263
NetCom Systems AB (B Shares)* ....     44,000         712,988
NetscapeCommunicationsCorp.*.....      63,700       3,622,938
Nokia Corp. (ADR).................     95,500       5,503,188
Rogers Cantel Mobile
 Communications (Class B)*........      6,000         118,970
Scientific Atlanta, Inc...........    310,500       4,657,500
Spectrum Network Systems*+........    440,000         153,883
Tadiran Telecommunications Ltd. ..     66,600       1,490,175
Telecom Italia Mobile Spa.........    125,000         316,029
Vanguard Cellular Systems, Inc.
 (Class A)*.......................    100,000       1,575,000
Vodafone Group....................    215,846         911,473
Winstar Communications, Inc.* ....     33,600         705,600
Xircom*...........................     32,500         706,875
                                                -------------
                                                   40,406,253
                                                -------------
 TOTAL TECHNOLOGY (11.6%).........                151,460,000
                                                -------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Allied Signal, Inc................    116,500       7,805,500
Austral Enterprises BHD...........     23,999          44,853
BTR PLC...........................     78,068         379,817
Cie Generale des Eaux.............      9,450       1,171,119
Crean (James) PLC-Units...........     40,000         125,451
Damskibs AS (Class B).............          5         128,672
GKN PLC...........................      5,325          91,314
Hanson PLC........................    133,335         186,159
Hutchison Whampoa.................     78,000         612,645
Indonesia Fund, Inc.*.............      4,000          39,000
International UNP Holdings* ......    143,000          29,242
International UNP
 Holdings-Warrants* ..............    125,000               0
Invesco Funding LLC*..............     12,000          53,346
Lyonnais des Eaux Dumez...........      1,000          93,071
Mitsubishi Corp...................     71,000         735,688
Mitsui & Co. .....................     39,000         316,553
Montedison Spa*...................     74,000          50,443
Pilkington PLC....................     17,397          46,641
Sime Darby BHD....................    180,000         709,167
Smiths Industries.................      5,559    $     76,280
Sophus Berendsen A/S 'B'..........        385          49,571
Sumitomo Corp.....................     22,000         173,439
Taiwan Fund.......................      5,000         111,250
Tomkins PLC.......................     70,000         321,977
U.S. Industries, Inc.*............     76,000       2,612,500
Williams Holdings PLC.............     10,569          62,193
                                                -------------
 TOTAL DIVERSIFIED (1.2%).........                 16,025,891
                                                -------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (64.2%)
 (Cost $748,000,811)..............                836,210,956
                                                -------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust
 8.5% Conv. ......................      7,500         502,500
                                                -------------
APPAREL, TEXTILE (0.0%)
Designer Finance Trust
 6.0% Conv. ......................      9,600         444,000
                                                -------------
RETAIL--GENERAL (0.0%)
Fielmann AG.......................      4,200         132,375
                                                -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                    1,078,875
                                                -------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ......................      9,500         494,000
                                                -------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. ......................     16,500         451,688
                                                -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv.+......................     15,500         922,250
                                                -------------
 TOTAL CREDIT SENSITIVE (0.1%) ...                  1,373,938
                                                -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
MFS Communications Co., Inc.
 8.0% Conv. ......................     25,800       2,354,250
Nokia Oy Cum......................     16,775         973,550
                                                -------------
 TOTAL TECHNOLOGY (0.3%)..........                  3,327,800
                                                -------------
TOTAL PREFERRED STOCKS (0.5%)
 (Cost 4,659,785).................                 6,274,613
                                                -------------
 LONG-TERM DEBT SECURITIES

                                 PRINCIPAL
                                  AMOUNT
                                  ------
BASIC MATERIALS (0.7%)
CHEMICALS
Reliance Industries Ltd.
 10.5%, 08/06/46+............   $7,950,000     8,562,548
                                            --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
United Waste Systems, Inc.
 4.5% Conv., 06/01/01+.......      710,000       859,100
                                            --------------
 LONG-TERM DEBT SECURITIES

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
PRINTING, PUBLISHING &
 BROADCASTING (0.7%)
Time WarnerCommunicationsCo. ...
 9.15%, 02/01/23.................   $ 8,035,000    $ 8,707,353
                                                 --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............       305,000        598,181
First Financial Management Corp.
 5.0% Conv., 12/15/99............       985,000      1,656,031
                                                 --------------
                                                     2,254,212
                                                 --------------
 TOTAL BUSINESS SERVICES (0.9%) .                   11,820,665
                                                 --------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+...........       740,000        703,000
                                                 --------------
CONSUMER CYCLICALS
APPAREL, TEXTILE (0.1%)
Nine West Group, Inc.
 5.5% Conv., 07/15/03+...........     1,165,000      1,159,175
                                                 --------------
FOOD SERVICES, LODGING (0.1%)
HFS, Inc.
 4.5% Conv., 10/01/99............       450,000      1,489,500
                                                 --------------
RETAIL--GENERAL (0.2%)
Saks Holdings, Inc.
 5.5% Conv., 09/15/06............       705,000        648,600
U.S. Office Products Co.:
 5.5% Conv., 02/01/01............       965,000      1,254,500
 5.5% Conv. Sub. Note,
 05/15/03+.......................        35,000         32,550
                                                 --------------
                                                     1,935,650
                                                 --------------
 TOTAL CONSUMER CYCLICALS (0.4%)                     4,584,325
                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.
 7.0% Conv. Sub., 07/01/03+ .....       780,000        840,450
Quintiles Transnational Corp.
 4.25% Conv., 05/31/00+..........       690,000        724,500
                                                 --------------
                                                     1,564,950
                                                 --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
American Medical Response, Inc.
 5.25% Conv., 02/01/01+..........       755,000        813,513
Healthsouth Corp.
 5.0% Conv., 04/01/01............       405,000        837,844
Phycor, Inc.
 4.5% Conv., 02/01/03............       695,000        676,756
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05............       665,000        698,250
                                                 --------------
                                                     3,026,363
                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (0.4%)                  4,591,313
                                                 --------------
CREDIT SENSITIVE
BANKS (1.3%)
Deutsche Bank
 6.7%, 12/13/06..................   $ 8,000,000    $ 7,850,880
St. George Bank Ltd.
 7.15%, 10/15/05+................     9,525,000      9,509,951
                                                 --------------
                                                    17,360,831
                                                 --------------
FINANCIAL SERVICES (0.2%)
Aames Financial Corp.
 5.5% Conv., 03/15/06+...........       530,000        716,163
Leasing Solutions, Inc.
 6.875% Conv., 10/01/03..........     1,045,000      1,045,000
RAC Financial Group, Inc.
 7.25% Conv. Sub., 08/15/03+ ....       505,000        674,806
Safeguard Scientifics
 6.0% Conv., 02/01/06+...........       475,000        517,750
                                                 --------------
                                                     2,953,719
                                                 --------------
FOREIGN GOVERNMENT (1.1%)
Province of Quebec
 7.5%, 07/15/23..................     5,500,000      5,472,775
Republic of Poland
 4.0% PDI, 10/27/14 (a)..........    11,000,000      9,295,000
                                                 --------------
                                                    14,767,775
                                                 --------------
INSURANCE (0.8%)
Conseco Finance Trust II
 8.7%, 11/15/26..................     5,000,000      5,025,850
Corporacion Mapfre
 8.5% Conv., 02/27/99 ........  Peseta 4,700,000        36,230
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+...............   $ 5,000,000      4,819,350
Penn Treaty American Corp.
 6.25% Conv., 12/01/03+..........       700,000        759,500
                                                 --------------
                                                    10,640,930
                                                 --------------
MORTGAGE RELATED (3.4%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11..................    10,152,376     10,149,209
Federal National Mortgage
 Association:
 6.5%, 01/01/11..................       934,876        917,932
 6.0%, 04/01/11..................    12,327,153     11,853,334
 6.5%, 08/01/11..................     8,894,098      8,732,893
 7.0%, 05/01/26..................    10,215,115      9,994,857
 7.0%, 08/01/26..................     2,456,571      2,403,603
                                                 --------------
                                                    44,051,828
                                                 --------------
UTILITY--ELECTRIC (0.4%)
California Energy Co., Inc.
 9.5%, 09/15/06..................    4,760,000       4,926,600
                                                 --------------
UTILITY--GAS (0.7%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+...............    8,500,000       8,637,828
                                                 --------------

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
U.S. GOVERNMENT (10.4%)
U.S. Treasury:
 7.25% Note, 02/15/98............   $24,450,000    $ 24,778,556
 6.375% Note, 05/15/99...........    53,490,000      53,958,035
 6.75%, Note 04/30/00............     4,000,000       4,076,252
 6.5% Note, 08/31/01.............     7,000,000       7,076,566
 6.25% Note, 10/31/01............    10,230,000      10,236,394
 5.75% Note, 08/15/03............    32,825,000      31,840,250
 6.5% Note, 08/15/05.............     4,015,000       4,042,603
                                                 --------------
                                                    136,008,656
                                                 --------------
 TOTAL CREDIT SENSITIVE (18.3%) .                   239,348,167
                                                 --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06............       545,000         675,800
Swift Energy Co.
 6.25% Conv., 11/15/06...........       515,000         565,213
                                                 --------------
                                                      1,241,013
                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Seacor Holdings
 5.375% Conv. Sub. Notes,
 11/15/06+.......................       495,000         574,200
                                                 --------------
 TOTAL ENERGY (0.1%) ............                     1,815,213
                                                 --------------
TECHNOLOGY
ELECTRONICS (1.1%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+.......................     1,330,000       2,058,175
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06 ......     1,530,000       2,708,100
 7.0% Conv. Sub. Euro, 03/15/06 .       100,000         177,000
C-Cube Microsystems, Inc.
 5.875% Conv., 11/01/05..........       705,000         912,975
Checkpoint Systems, Inc.
 5.25% Conv., 11/01/05+..........       310,000         452,988
LSI Logic Corp.
 5.5% Conv., 03/15/01+...........       570,000       1,251,150
Plasma & Materials
 Technologies, Inc.
 7.125% Conv., 10/15/01+.........       920,000         901,600
Sanmina Corporation
 5.5% Conv., 08/15/02+...........     1,030,000       2,153,988
SCI Systems, Inc.
 5.0%, Conv., 05/01/06...........     1,085,000       1,239,613
S3 Incorporated
 5.75% Conv. Sub. Note,
 10/01/03+.......................       505,000         552,975
3Com Corp.
 10.25% Conv., 11/01/01+.........       865,000       1,909,488
                                                 --------------
                                                     14,318,052
                                                 --------------

TELECOMMUNICATIONS (0.2%)
Bay Networks, Inc.
 5.25%, 05/15/03+................   $   375,000    $    338,438
BBN Corp.
 6.0% Conv., 04/01/12............     1,235,000       1,197,950
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....     1,175,000       1,217,594
                                                 --------------
                                                      2,753,982
                                                 --------------
 TOTAL TECHNOLOGY (1.3%) ........                    17,072,034
                                                 --------------
DIVERSIFIED
MISCELLANEOUS (0.1%)
Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98 .        14,000          12,075
Thermo Electron Corp.
 5.0% Conv. Euro, 04/15/01 ......       845,000       1,675,213
                                                 --------------
 TOTAL DIVERSIFIED (0.1%)  ......                     1,687,288
                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (22.3%)
 (Amortized Cost $282,739,720) ..                   290,184,553
                                                 --------------

SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT
Canadian Imperial Bank of
 Commerce
 5.44%, due 03/31/97.............    25,000,000      25,009,103
Sanwa Bank Ltd.
 5.495%, due 01/22/97............     2,000,000       1,999,802
                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT (2.1%)                 27,008,905
                                                 --------------
COMMERCIAL PAPER
ASCC Commercial Paper:
 5.34%, due 02/27/97.............    31,000,000      30,737,895
 5.37%, due 03/27/97.............       700,000         691,290
Associates Corp. of North
 America
 5.75%, due 01/02/97.............       400,000         399,936
Dresdner U.S. Finance, Inc.
 5.31%, due 04/10/97.............     5,000,000       4,927,263
Enterprise Funding Corp.
 5.45%, due 03/03/97.............     5,034,000       4,989,048
Koch Industries
 6.9%, due 01/02/97..............    18,300,000      18,296,493
Morgan Stanley Group, Inc.
 6.79%, due 01/02/97.............     2,900,000       2,899,453
Old Line Funding Corp.
 5.5%, due 02/27/97..............    15,200,000      15,067,632
Suntrust Banks, Inc.:
 5.3%, due 03/03/97..............    13,000,000      12,883,473
 5.35%, due 03/31/97.............    10,000,000       9,869,219
                                                 --------------
 TOTAL COMMERCIAL PAPER (7.7%)                      100,761,702
                                                 --------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.0%, due 01/02/97..............    6,100,000       6,100,000

THE HUDSON RIVER TRUST
GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1996

---------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                      AMOUNT         (NOTE 1)
---------------------------------------------------------------
Harris Trust & Savings
 6.5%, due 01/02/97..............   $ 4,400,000   $    4,400,000
Sumitomo Bank Ltd.
 6.5%, due 01/02/97..............     1,500,000        1,500,000
Toronto Dominion Bank
 6.25%, due 01/02/97.............    18,400,000       18,400,000
                                                  --------------
 TOTAL TIME DEPOSITS (2.3%) .....                     30,400,000
                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (12.1%)
 (Amortized Cost $158,157,826) ..                    158,170,607
                                                  --------------
TOTAL INVESTMENTS (99.1%)
 (Cost/Amortized Cost $1,193,558,142)              1,290,840,729
OTHER ASSETS
 LESS LIABILITIES (0.9%).........                     11,274,254
                                                  --------------
NET ASSETS (100.0%)..............                 $1,302,114,983
                                                  ==============


--------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Canada...................     0.6%
Japan....................     5.9
Latin America............     0.3
New Zealand & Australia .     1.3
Scandinavia..............     1.3
Southeast Asia...........     1.0
United Kingdom...........     2.8
United States**..........    81.3
Other European
 Countries...............     5.5
                          -------
                            100.0%
                          =======
------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 12.3%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1996, these securities amounted to $63,744,015 or 4.9% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1996.
       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt
       PDI--Past Due Interest Bond

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among thirteen Portfolios (the "Portfolios"): Money Market, Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares has been redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable.

   The investment objectives of each Portfolio are as follows:

   Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

   Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    Except for the Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. At December 31, 1996, the value of securities loaned and collateral received were as follows:

                                       VALUE OF       VALUE OF
                                      SECURITIES     COLLATERAL
PORTFOLIO                               LOANED        RECEIVED*
----------------------------------  -------------  -------------
Intermediate Government
 Securities........................  $ 17,601,878   $ 18,301,550
Quality Bond ......................    27,315,488     28,167,188
Growth and Income .................     1,943,750      2,000,000
Equity Index ......................     1,288,680      1,356,953
Common Stock ......................   102,898,955    105,377,860
Global ............................    69,205,867     72,320,750
International .....................    12,267,188     12,820,136
Aggressive Stock ..................   195,608,196    200,344,604
Conservative Investors ............    23,376,066     24,170,813
Balanced ..........................   133,571,671    138,838,707
Growth Investors ..................    88,709,978     90,833,147

------------

* Including U.S. Government securities valued at $919,250, $743,460 and $1,827,086 for the Global, International and Growth Investors Portfolios, respectively.

   Chase invests the cash collateral and retains a portion of the interest earned. During the year ended December 31, 1996, the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios received $37,318, $27,425, $8,919, $3,183, $1,082, $78,441, $210,691, $33,846, $405,162, $97,871, $306,462 and
$274,815, respectively, of security loan fees, net of rebates paid. Such net fees are included in interest income in the accompanying Statements of Operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional Shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Money Market and Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1996, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                         QUALITY                    EQUITY
                                          BOND       HIGH YIELD      INDEX      COMMON STOCK      GLOBAL
                                        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                      -----------  ------------  -----------  --------------  ------------
Paid-in capital......................   $     --     $      --     $  (7,525)   $  (988,124)    $ (220,445)
Undistributed (overdistributed) net
 investment income...................     42,229       449,873      (284,528)    (8,723,430)     1,186,161
Accumulated net realized gain
 (loss)..............................    (42,229)     (449,873)      292,053      9,711,554       (965,716)

                                                         AGGRESSIVE    CONSERVATIVE                  GROWTH
                                        INTERNATIONAL      STOCK        INVESTORS      BALANCED     INVESTORS
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                      ---------------  ------------  --------------  -----------  -----------
Paid-in capital......................     $      --       $    --        $    --       $     --     $      --
Undistributed (overdistributed) net
 investment income ..................       352,064         3,794         (8,654)       (35,347)      842,896
Accumulated net realized gain
 (loss)..............................      (352,064)       (3,794)         8,654         35,347      (842,896)


2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. The investment advisory fees are as follows:

                                                                           AVERAGE DAILY NET ASSETS
                                                            ----------------------------------------------------
                                                                  FIRST              NEXT              OVER
                                                               $350 MILLION      $400 MILLION      $750 MILLION
                                                            ----------------  ----------------  ----------------
Common Stock, Money Market and Balanced Portfolios ........        .40%              .375%             .35%
Aggressive Stock and Intermediate Government Securities  ..
 Portfolios................................................        .50%              .475%             .45%
High Yield, Global, Conservative Investors and Growth
 Investors Portfolios......................................        .55%              .525%             .50%

                                                                  FIRST              NEXT              OVER
                                                               $500 MILLION      $500 MILLION       $1 BILLION
                                                            ----------------  ----------------  ----------------
Quality Bond and Growth and Income Portfolios .............        .55%              .525%             .50%

                                                                  FIRST              NEXT              OVER
                                                               $750 MILLION      $750 MILLION      $1.5 BILLION
                                                            ----------------  ----------------  ----------------
Equity Index Portfolio.....................................        .35%               .30%             .25%
                                                                  FIRST              NEXT              OVER
                                                               $500 MILLION       $1 BILLION       $1.5 BILLION
                                                            ----------------  ----------------  ----------------
International Portfolio....................................        .90%               .85%             .80%

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


3. Distribution Plan

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Under the Plan, the Trust pays a distribution fee to Equitable Distributors, Inc. ("Distributor"), an indirect, wholly-owned subsidiary of the Equitable, at an annual rate of up to 0.50% of each Portfolio's average daily net assets attributable to Class IB shares. The Trustees currently limit payments at an annual rate equal to 0.25% of average daily net assets attributable to its Class IB shares. In accordance with the Plan, payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures incurred by the Distributor. The Plan provides that the Distributor will use such payments for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the Intermediate Government Securities, Quality Bond, High Yield, Growth and Income, Equity Index, Common Stock, Global, International, Aggressive Stock, Conservative Investors, Balanced and Growth Investors Portfolios for the year ended December 31, 1996 were as follows:

                                            INTER-
                                            MEDIATE                                         GROWTH
                                          GOVERNMENT       QUALITY                           AND
                                          SECURITIES         BOND         HIGH YIELD        INCOME
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        -------------  --------------  --------------  --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities ...........................  $         --    $253,934,635    $781,128,281    $248,681,019
U.S. Government securities ............   250,043,480     417,690,775              --              --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................            --     274,718,651     720,651,732     129,315,154
U.S. Government securities.............   227,916,328     400,265,960              --              --

                                             EQUITY          COMMON
                                             INDEX           STOCK           GLOBAL       INTERNATIONAL
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                        --------------  --------------  --------------  ---------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................   $206,816,773   $3,642,874,019   $657,898,998    $145,560,889
U.S. Government securities.............             --               --             --              --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................     43,594,778    3,133,001,586    441,217,164      38,206,577
U.S. Government securities.............             --               --             --              --

                                           AGGRESSIVE     CONSERVATIVE                       GROWTH
                                             STOCK         INVESTORS        BALANCED       INVESTORS
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        --------------  --------------  --------------  --------------
COST OF PURCHASES:
Stocks and long-term corporate debt
 securities............................  $3,743,831,253   $185,088,283   $1,502,532,357  $1,459,573,841
U.S. Government securities.............              --    288,281,378    1,071,280,407     608,182,035
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt
 securities ...........................   3,319,337,126    135,333,021    1,618,684,625   1,138,232,981
U.S. Government securities.............              --    313,973,715    1,026,954,569     711,943,608

   No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

    Transactions in options written for the year ended December 31, 1996 are summarized as follows:

                                                              COMMON STOCK
                                                               PORTFOLIO
                                                     ----------------------------
                                                       NUMBER OF      PREMIUMS
                                                       CONTRACTS      RECEIVED
                                                     -----------  ---------------
Options outstanding--January 1, 1996................     72,400     $  31,689,532
Options written.....................................    745,200       310,976,384
Options terminated in closing purchase
 transactions.......................................   (350,625)     (151,830,550)
Options expired.....................................    (31,650)      (12,066,500)
Options exercised ..................................   (274,125)     (110,161,066)
                                                     -----------  ---------------
Options outstanding--December 31, 1996 .............    161,200     $  68,607,800
                                                     ===========  ===============

   The Portfolios (except for the Money Market, Intermediate Government Securities and Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1996, the Quality Bond, Global, International, Conservative Investors, Balanced and Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                         CONTRACT      COST ON        U.S.$        UNREALIZED
                                          AMOUNT     ORIGINATION     CURRENT      APPRECIATION/
QUALITY BOND PORTFOLIO:                  (000'S)        DATE          VALUE      (DEPRECIATION)
-------------------------------------  ----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Swedish Krona, expiring 01/22/97 .....    59,511     $ 8,802,011   $ 8,764,492      $(37,519)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, expiring
 01/28/97.............................    17,266      13,541,486    13,632,563       (91,077)
Swedish Krona, expiring 01/22/97 .....     9,003       9,279,351     9,003,162       276,189
                                                                                ---------------
                                                                                    $147,593
                                                                                ===============

                                                    CONTRACT       COST ON        U.S.$        UNREALIZED
                                                     AMOUNT      ORIGINATION     CURRENT      APPRECIATION/
GLOBAL PORTFOLIO:                                    (000'S)        DATE          VALUE      (DEPRECIATION)
------------------------------------------------  -----------  -------------  ------------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, expiring 01/02/97-01/03/97  .....         171    $   109,716   $   110,421     $      705
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97................      20,000     13,740,113    13,368,627        371,486
Japanese Yen, expiring 03/12/97..................   2,055,000     19,731,483    18,738,032        993,451
Netherland Guilders, expiring 01/21/97-04/28/97        55,662     33,596,109    32,897,910        698,199
                                                                                            ---------------
                                                                                               $2,063,841
                                                                                            ===============

                                                   CONTRACT      COST ON        U.S.$        UNREALIZED
                                                    AMOUNT     ORIGINATION     CURRENT      APPRECIATION/
INTERNATIONAL PORTFOLIO:                           (000'S)        DATE          VALUE      (DEPRECIATION)
-----------------------------------------------  ----------  -------------  ------------  ---------------
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....     2,600     $1,739,380     $1,714,504      $ 24,876
Japanese Yen, expiring 03/12/97.................   404,800      3,886,767      3,691,074       195,693
Netherland Guilders, expiring
 01/21/97-04/28/97..............................     7,970      4,675,150      4,642,843        32,307
                                                                                          ---------------
                                                                                              $252,876
                                                                                          ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


                                              CONTRACT      COST ON       U.S.$      UNREALIZED
                                               AMOUNT     ORIGINATION    CURRENT    APPRECIATION/
CONSERVATIVE INVESTORS PORTFOLIO:             (000'S)        DATE         VALUE    (DEPRECIATION)
------------------------------------------  ----------  -------------  ---------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring
 01/03/97-01/07/97.........................      36         $35,639      $35,740        $101
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/03/97 ......     174          22,522       22,529          (7)
Malaysian Ringgit, expiring 01/02/97 ......      13           4,946        4,951          (5)
                                                                                  ---------------
                                                                                        $ 89
                                                                                  ===============

                                                 CONTRACT      COST ON       U.S.$       UNREALIZED
                                                  AMOUNT     ORIGINATION    CURRENT     APPRECIATION/
BALANCED PORTFOLIO:                              (000'S)        DATE         VALUE     (DEPRECIATION)
---------------------------------------------  ----------  -------------  ----------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 01/07/97.............      146       $250,112      $250,127        $ 15
FOREIGN CURRENCY SALE CONTRACTS
Hong Kong Dollars, expiring 01/30/97 .........    1,420        183,435       183,485         (50)
Malaysian Ringgit, expiring
 01/02/97-01/06/97............................       71         28,001        28,024         (23)
                                                                                      ---------------
                                                                                            $(58)
                                                                                      ===============

                                                   CONTRACT      COST ON        U.S.$       UNREALIZED
                                                    AMOUNT     ORIGINATION     CURRENT     APPRECIATION/
GROWTH INVESTORS PORTFOLIO:                        (000'S)        DATE          VALUE     (DEPRECIATION)
-----------------------------------------------  ----------  -------------  -----------  ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, expiring 01/06/97.................    20,600     $  177,939    $  177,908      $    (31)
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 01/21/97-04/30/97 .....     7,600      5,049,513     4,994,213        55,300
French Francs, expiring 01/03/97................       600        115,196       115,418          (222)
Japanese Yen, expiring 03/12/97.................   716,700      6,881,535     6,535,060       346,475
Netherland Guilders, expiring
 01/21/97-04/28/97..............................    12,488      7,444,730     7,334,434       110,296
                                                                                         ---------------
                                                                                             $511,818
                                                                                         ===============


   As of December 31, 1996, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


                                                              INTER-
                                                              MEDIATE                                        GROWTH
                                               MONEY        GOVERNMENT       QUALITY                           AND
                                               MARKET       SECURITIES         BOND         HIGH YIELD       INCOME
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          --------------  -------------  --------------  --------------  -------------
Aggregate gross unrealized appreciation     $    161,362    $   901,616    $  2,230,258    $  8,181,913   $ 29,363,104
Aggregate gross unrealized depreciation           (3,841)      (280,447)        (69,964)     (3,017,609)    (1,811,069)
                                          --------------  -------------  --------------  --------------  -------------
Net unrealized appreciation..............   $    157,521    $   621,169    $  2,160,294    $  5,164,304   $ 27,552,035
                                          ==============  =============  ==============  ==============  =============
Federal income tax cost of investments ..   $450,833,231    $92,000,197    $151,122,493    $192,384,980   $204,211,023
                                          ==============  =============  ==============  ==============  =============


                                               EQUITY          COMMON
                                               INDEX           STOCK           GLOBAL       INTERNATIONAL
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          --------------  --------------  --------------  ---------------
Aggregate gross unrealized appreciation .   $ 66,168,971   $1,832,534,355   $187,742,897    $ 13,964,200
Aggregate gross unrealized depreciation       (3,933,846)    (210,788,064)   (56,564,269)     (9,944,597)
                                          --------------  --------------  --------------  ---------------
Net unrealized appreciation .............   $ 62,235,125   $1,621,746,291   $131,178,628    $  4,019,603
                                          ==============  ==============  ==============  ===============
Federal income tax cost of investments ..   $320,809,131   $5,047,205,980   $860,653,361    $145,299,176
                                          ==============  ==============  ==============  ===============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996


                                             AGGRESSIVE     CONSERVATIVE                       GROWTH
                                               STOCK         INVESTORS        BALANCED        INVESTORS
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          --------------  --------------  --------------  ---------------
Aggregate gross unrealized appreciation .  $  586,112,647   $ 14,217,803   $  148,244,711  $  136,653,070
Aggregate gross unrealized depreciation       (97,924,279)    (4,914,681)     (34,205,650)    (42,072,029)
                                          --------------  --------------  --------------  ---------------
Net unrealized appreciation .............  $  488,188,368   $  9,303,122   $  114,039,061  $   94,581,041
                                          ==============  ==============  ==============  ===============
Federal income tax cost of investments ..  $3,402,294,383   $266,337,374   $1,513,082,539  $1,196,259,689
                                          ==============  ==============  ==============  ===============


   During the year ended December 31, 1996, the Quality Bond, High Yield and Growth and Income Portfolios utilized available capital loss carryforwards of $395,138, $1,100,531 and $474,588, respectively.

   The Intermediate Government Securities Portfolio had net capital loss carryforwards of $9,831,366 (of which $9,349,227 expires in the year 2002 and $482,139 expires in the year 2004) and the Quality Bond Portfolio had net capital loss carryforwards of $4,993,809 which expires in the year 2002. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Capital Share Transactions

   At December 31, 1996, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:


                                                              INTERMEDIATE
                               MONEY MARKET              GOVERNMENT SECURITIES
                                PORTFOLIO                      PORTFOLIO
                     ------------------------------  ----------------------------
                                YEAR ENDED                     YEAR ENDED
                               DECEMBER 31,                   DECEMBER 31,
                           1996            1995           1996           1995
                     --------------  --------------  -------------  -------------
Class IA
Shares sold.........    49,765,857      38,608,910      3,938,806      3,178,905
Shares issued in
 reinvestment of
 dividends and
 distributions .....     1,878,824       1,793,866        496,768        391,277
                     --------------  --------------  -------------  -------------
Total shares
 issued.............    51,644,681      40,402,776      4,435,574      3,570,182
Shares redeemed.....   (44,125,860)    (34,441,594)    (2,495,957)    (1,464,671)
                     --------------  --------------  -------------  -------------
Net increase
 (decrease).........     7,518,821       5,961,182      1,939,617      2,105,511
                     ==============  ==============  =============  =============


                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                              QUALITY BOND                   HIGH YIELD
                               PORTFOLIO                     PORTFOLIO
                     ----------------------------  ----------------------------
                               YEAR ENDED                    YEAR ENDED
                              DECEMBER 31,                  DECEMBER 31,
                          1996           1995           1996           1995
                     -------------  -------------  -------------  -------------
Class IA
Shares sold.........    2,872,392      2,039,780      7,067,122      4,920,577
Shares issued in
 reinvestment of
 dividends and
 distributions .....    1,135,383        941,017      2,737,878      1,087,864
                     -------------  -------------  -------------  -------------
Total shares
 issued.............    4,007,775      2,980,797      9,805,000      6,008,441
Shares redeemed.....   (4,048,559)    (1,231,693)    (2,158,843)    (2,047,031)
                     -------------  -------------  -------------  -------------
Net increase
 (decrease).........      (40,784)     1,749,104      7,646,157      3,961,410
                     =============  =============  =============  =============


                                      GROWTH AND
                                        INCOME                   EQUITY INDEX                  COMMON STOCK
                                       PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                               ------------------------- ---------------------------- ------------------------------
                                      YEAR ENDED                  YEAR ENDED                    YEAR ENDED
                                     DECEMBER 31,                DECEMBER 31,                  DECEMBER 31,
                                   1996         1995          1996          1995           1996            1995
                               ------------ -----------  ------------- -------------  -------------- --------------
Class IA
Shares sold...................   9,026,248    5,330,789    16,152,780    12,811,615      43,446,898     32,314,046
Shares issued in reinvestment
 of dividends and
 distributions ...............   1,157,520      173,344     1,372,168       243,074      39,581,929     20,247,043
                               ------------ -----------  ------------- -------------  -------------- --------------
Total shares issued...........  10,183,768    5,504,133    17,524,948    13,054,689      83,028,827     52,561,089
Shares redeemed ..............    (730,115)    (375,025)   (4,670,841)   (4,148,263)    (15,634,826)   (15,886,663)
                               ------------ -----------  ------------- -------------  -------------- --------------
Net increase .................   9,453,653    5,129,108    12,854,107     8,906,426      67,394,001     36,674,426
                               ============ ===========  ============= =============  ============== ==============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1996

                                          GLOBAL                   INTERNATIONAL              AGGRESSIVE STOCK
                                        PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                               ---------------------------  --------------------------- ---------------------------
                                                                             APRIL 3,
                                        YEAR ENDED           YEAR ENDED       1995*              YEAR ENDED
                                       DECEMBER 31,         DECEMBER 31,        TO              DECEMBER 31,
                                                                           DECEMBER 31,
                                    1996          1995          1996           1995          1996          1995
                               ------------- -------------  ------------- ------------- -------------  -------------
Class IA
Shares sold...................   15,536,853    15,621,046    12,450,977     2,781,575      28,813,436    24,290,758
Shares issued in reinvestment
 of dividends and
 distributions ...............    3,493,773     1,875,847       409,789        46,457      18,391,950     8,689,767
                               ------------- -------------  ------------- ------------- -------------  -------------
Total shares issued...........   19,030,626    17,496,893    12,860,766     2,828,032      47,205,386    32,980,525
Shares redeemed...............   (3,682,913)   (4,317,611)   (2,284,561)     (190,166)    (15,090,379)  (17,101,621)
                               ------------- -------------  ------------- ------------- -------------  -------------
Net increase .................   15,347,713    13,179,282    10,576,205     2,637,866      32,115,007    15,878,904
                               ============= =============  ============= ============= =============  =============

                                       CONSERVATIVE                                                  GROWTH
                                        INVESTORS                     BALANCED                     INVESTORS
                                        PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                               --------------------------  ----------------------------  ----------------------------
                                        YEAR ENDED                   YEAR ENDED                    YEAR ENDED
                                       DECEMBER 31,                 DECEMBER 31,                  DECEMBER 31,
                                    1996          1995          1996           1995           1996           1995
                               -------------  -----------  -------------  -------------  -------------  -------------
Class IA
Shares sold...................    4,420,391     4,574,632     3,826,284      3,451,513     17,024,570     16,117,087
Shares issued in reinvestment
 of dividends and
 distributions ...............    1,758,154     1,178,017    11,161,085      5,393,327      9,635,249      2,104,190
                               -------------  -----------  -------------  -------------  -------------  -------------
Total shares issued...........    6,178,545     5,752,649    14,987,369      8,844,840     26,659,819     18,221,277
Shares redeemed...............   (3,042,720)     (983,364)   (7,431,615)    (7,393,399)    (1,643,924)    (1,144,340)
                               -------------  -----------  -------------  -------------  -------------  -------------
Net increase..................    3,135,825     4,769,285     7,555,754      1,451,441     25,015,895     17,076,937
                               =============  ===========  =============  =============  =============  =============

                                                                 MONEY MARKET        HIGH YIELD        COMMON STOCK
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              -----------------  -----------------  -----------------
                                                               OCTOBER 2, 1996*   OCTOBER 2, 1996*   OCTOBER 2, 1996*
                                                                      TO                 TO                 TO
                                                               DECEMBER 31, 1996  DECEMBER 31, 1996  DECEMBER 31, 1996
                                                              -----------------  -----------------  -----------------
Class IB
Shares sold .................................................       353,450            64,659             64,063
Shares issued in reinvestment of dividends and distributions          3,389             3,757              4,203
                                                              -----------------  -----------------  -----------------
Total shares issued .........................................       356,839            68,416             68,266
Shares redeemed..............................................       (43,566)               --                 --
                                                              -----------------  -----------------  -----------------
Net increase ................................................       313,273            68,416             68,266
                                                              =================  =================  =================

                                                                    GLOBAL        AGGRESSIVE STOCK   GROWTH INVESTORS
                                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              -----------------  -----------------  -----------------
                                                               OCTOBER 2, 1996*   OCTOBER 2, 1996*   OCTOBER 2, 1996*
                                                                      TO                 TO                 TO
                                                               DECEMBER 31, 1996  DECEMBER 31, 1996  DECEMBER 31, 1996
                                                              -----------------  -----------------  -----------------
Class IB
Shares sold .................................................       16,657             16,059             26,902
Shares issued in reinvestment of dividends and distributions           486              1,035                571
                                                              -----------------  -----------------  -----------------
Total shares issued .........................................       17,143             17,094             27,473
Shares redeemed .............................................           --                 --                 (5)
                                                              -----------------  -----------------  -----------------
Net increase ................................................       17,143             17,094             27,468
                                                              =================  =================  =================
------------
* Commencement of operations.


                                117

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1996

6. Transactions with Affiliated Companies


   An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1996 are summarized as follows:



                                 MARKET VALUE                                 MARKET VALUE                   REALIZED
                                 DECEMBER 31,     PURCHASES      SALES AT     DECEMBER 31,    DIVIDEND         GAIN
                                     1995          AT COST         COST           1996         INCOME         (LOSS)
                                -------------- -------------  ------------- --------------  ------------ --------------
COMMON STOCK PORTFOLIO:
CBL & Associates Properties,
 Inc. .........................  $ 23,864,100   $         --   $    389,999   $ 27,872,550   $1,826,496    $     71,285
Ceridian Corp. ................            --    147,330,475             --    148,432,500           --              --
Chris Craft Industries, Inc.
 (Class B) ....................    52,926,452             --        699,730     49,849,843           --       2,150,539
Essex Property Trust, Inc. (a)      7,026,250             --      1,419,599      8,583,375      439,632         230,986
Regency Realty Corp. ..........    13,260,075             --      2,791,249     16,372,125    1,194,671         344,155
                                -------------- -------------  ------------- --------------  ------------ --------------
                                 $ 97,076,877                                 $251,110,393   $3,460,799    $  2,796,965
                                ============== =============  ============= ==============  ============ ==============
AGGRESSIVE STOCK PORTFOLIO:
Aames Financial Corp. .........  $         --   $ 42,877,524   $         --   $ 39,907,350   $       --    $         --
AK Steel Holding Corp. ........            --     51,253,111             --     52,554,637      143,860              --
Diamond Shamrock, Inc. (b) ....    10,981,350    113,128,651    123,878,953             --    1,074,864         791,010
DT Industries, Inc. ...........            --     20,039,150             --     20,366,500           --              --
Evergreen Media Corp. (Class A)            --     70,859,044             --     62,782,500           --              --
Harman International
 Industries, Inc. .............            --     76,411,622             --     83,281,750       62,520              --
Healthwise of America, Inc. (c)    36,899,265             --     21,053,272             --           --              --
Nine West Group, Inc. .........    87,810,000     60,430,963     16,605,324    144,356,100           --       9,981,987
Office Max, Inc. ..............    62,813,337     33,646,805     99,154,141             --           --     (11,304,560)
Playboy Enterprises, Inc.
 (Class B).....................     7,798,800             --      7,372,638             --           --       2,788,044
Polymer Group, Inc. ...........            --     46,201,327             --     35,167,575           --              --
Riscorp, Inc. (Class A) .......            --     30,178,057     30,178,058             --           --     (20,701,356)
Rowan Cos., Inc. (a) ..........    40,817,325      8,147,199      7,648,972     85,646,937           --      14,436,064
Suburban Lodges of America ....            --     17,834,953             --     15,078,400           --              --
Sun Healthcare Group, Inc. ....    34,501,950             --     60,385,693             --           --     (29,805,407)
Telephone & Data Systems, Inc.    117,753,450      2,325,847      5,708,538    104,508,750    1,153,200         598,524
Ultramar Diamond Shamrock Corp.
 (b) ..........................            --    126,586,516             --    132,338,671           --              --
United Healthcare (c) .........            --     21,053,272     21,053,272             --           --      13,682,853
USA Waste Services, Inc. (a) ..    47,349,825     61,436,395     25,853,037    109,073,062      977,490      10,711,824
Xtra Corp. ....................    50,417,750      8,070,269             --     59,701,350           --              --
                                -------------- -------------  ------------- --------------  ------------ --------------
                                 $497,143,052                                 $944,763,582   $3,411,934    $ (8,821,017)
                                ============== =============  ============= ==============  ============ ==============
GLOBAL PORTFOLIO:
Nelvana Ltd. (a) ..............  $  1,889,495   $         --   $     59,767   $  2,159,942   $       --    $     60,876
                                ============== =============  ============= ==============  ============ ==============

------------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1996, although ownership was above 5% for a period of time during the year.
(b)    Exchanged for Ultramar Diamond Shamrock Corp.
(c)    Exchanged for United Healthcare.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1996

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

MONEY MARKET PORTFOLIO:

                                                                       CLASS IA                              CLASS IB
                                             ----------------------------------------------------------  --------------
                                                               YEAR ENDED DECEMBER 31,                      OCTOBER 2,
                                                                                                             1996 TO
                                             ----------------------------------------------------------    DECEMBER 31,
                                                 1996        1995        1994       1993*        1992          1996
                                             ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, beginning of period (a) ...   $  10.16    $  10.14    $  10.12    $  10.11    $  10.13       $10.16
                                             ----------  ----------  ----------  ----------  ----------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................       0.54        0.57        0.41        0.30        0.37         0.11
 Net realized and unrealized gain (loss) on
  investments...............................      (0.01)         --          --          --       (0.01)        0.01
                                             ----------  ----------  ----------  ----------  ----------  --------------
 Total from investment operations...........       0.53        0.57        0.41        0.30        0.36         0.12
                                             ----------  ----------  ----------  ----------  ----------  --------------
 LESS DIVIDENDS:
 Dividends from net investment income ......      (0.52)      (0.55)      (0.39)      (0.29)      (0.38)       (0.02)
 Dividends in excess of net investment
  income....................................         --          --          --          --          --        (0.10)
                                             ----------  ----------  ----------  ----------  ----------  --------------
 Total dividends............................      (0.52)      (0.55)      (0.39)      (0.29)      (0.38)       (0.12)
                                             ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period .............   $  10.17    $  10.16    $  10.14    $  10.12    $  10.11       $10.16
                                             ==========  ==========  ==========  ==========  ==========  ==============
Total return (d)............................       5.33%       5.74%       4.02%       3.00%       3.57%        1.29%
                                             ==========  ==========  ==========  ==========  ==========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $463,422    $386,691    $325,391    $248,460    $268,584          $3,184
Ratio of expenses to average net assets ....       0.43%       0.44%       0.42%       0.42%       0.43%        0.67%(b)
Ratio of net investment income to average
 net assets.................................       5.17%       5.53%       4.01%       2.91%       3.63%        4.94%(b)

INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                     CLASS IA
                                             -------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                                1996       1995       1994       1993*        1992
                                             ---------  ---------  ---------  ----------  ----------
Net asset value, beginning of period (a) ...   $  9.47    $  8.87    $ 10.08    $  10.53    $  10.73
                                             ---------  ---------  ---------  ----------  ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.54       0.58       0.65        0.59        0.60
 Net realized and unrealized gain (loss) on
  investments...............................     (0.19)      0.57      (1.08)       0.51       (0.02)
                                             ---------  ---------  ---------  ----------  ----------
 Total from investment operations ..........      0.35       1.15      (0.43)       1.10        0.58
                                             ---------  ---------  ---------  ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.53)     (0.55)     (0.78)      (0.68)      (0.60)
 Distributions from realized gains..........        --         --         --       (0.87)      (0.18)
                                             ---------  ---------  ---------  ----------  ----------
 Total dividends and distributions  ........     (0.53)     (0.55)     (0.78)      (1.55)      (0.78)
                                             ---------  ---------  ---------  ----------  ----------
Net asset value, end of period..............   $  9.29    $  9.47    $  8.87    $  10.08    $  10.53
                                             =========  =========  =========  ==========  ==========
Total return (d)............................      3.78%     13.33%     (4.37)%     10.58%       5.53%
                                             =========  =========  =========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $88,384    $71,780    $48,518    $158,511    $293,587
Ratio of expenses to average net assets ....      0.56%      0.57%      0.56%       0.53%       0.52%
Ratio of net investment income to average
 net assets.................................      5.73%      6.15%      6.75%       5.43%       5.63%
Portfolio turnover rate.....................       318%       255%       133%        254%        316%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

QUALITY BOND PORTFOLIO:

                                                                             CLASS IA
                                                      -----------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,         OCTOBER 1, 1993
                                                      ----------------------------------    TO DECEMBER 31,
                                                          1996        1995        1994           1993
                                                      ----------  ----------  ----------
Net asset value, beginning of period (a).............      $9.61    $   8.72    $   9.82       $  10.00
                                                      ----------  ----------  ----------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................       0.57        0.57        0.66           0.11
 Net realized and unrealized gain (loss) on
 investments and foreign  currency transactions......      (0.07)       0.88       (1.16)         (0.16)
                                                      ----------  ----------  ----------  -----------------
 Total from investment operations....................       0.50        1.45       (0.50)         (0.05)
                                                      ----------  ----------  ----------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................      (0.60)      (0.56)      (0.55)         (0.12)
 Dividends in excess of net investment income........      (0.02)         --          --             --
 Distributions in excess of realized gains...........         --          --          --          (0.01)
 Tax return of capital distributions.................         --          --       (0.05)            --
                                                      ----------  ----------  ----------  -----------------
 Total dividends and distributions...................      (0.62)      (0.56)      (0.60)         (0.13)
                                                      ----------  ----------  ----------  -----------------
Net asset value, end of period ......................      $9.49    $   9.61    $   8.72       $   9.82
                                                      ==========  ==========  ==========  =================
Total return (d).....................................       5.36%      17.02%      (5.10)%        (0.51)%
                                                      ==========  ==========  ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................   $155,023    $157,443    $127,575           $104,832
Ratio of expenses to average net assets..............       0.59%       0.59%       0.59%          0.69%(b)
Ratio of net investment income to average net assets.       6.06%       6.13%       7.17%          4.62%(b)
Portfolio turnover rate..............................        431%        411%        222%            77%

HIGH YIELD PORTFOLIO:

                                                                     CLASS IA                             CLASS IB
                                             -------------------------------------------------------  --------------
                                                                                                         OCTOBER 2,
                                                              YEAR ENDED DECEMBER 31,
                                                                                                          1996 TO
                                             -------------------------------------------------------    DECEMBER 31,
                                                 1996        1995       1994       1993*      1992          1996
                                             ----------  ----------  ---------  ---------  ---------  --------------
Net asset value, beginning of period (a) ...   $   9.64    $   8.91      $10.08   $  9.15    $  8.96       $10.25
                                             ----------  ----------  ---------  ---------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................       1.02        0.98        0.89      0.94       0.89         0.19
 Net realized and unrealized gain (loss) on
  investments...............................       1.07        0.73       (1.17)     1.10       0.19         0.15
                                             ----------  ----------  ---------  ---------  ---------  --------------
 Total from investment operations...........       2.09        1.71       (0.28)     2.04       1.08         0.34
                                             ----------  ----------  ---------  ---------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......      (0.98)      (0.94)      (0.88)    (0.92)     (0.89)       (0.03)
 Dividends in excess of net investment
  income....................................      (0.03)      (0.04)      (0.01)       --         --        (0.25)
 Distributions from realized gains..........      (0.70)         --          --     (0.19)        --        (0.01)
 Distributions in excess of realized gains .         --          --          --        --         --        (0.29)
                                             ----------  ----------  ---------  ---------  ---------  --------------
 Total dividends and distributions..........      (1.71)      (0.98)      (0.89)    (1.11)     (0.89)       (0.58)
                                             ----------  ----------  ---------  ---------  ---------  --------------
Net asset value, end of period .............   $  10.02    $   9.64       $8.91   $ 10.08    $  9.15       $10.01
                                             ==========  ==========  =========  =========  =========  ==============
Total return (d)............................      22.89%      19.92%      (2.79)%   23.15%     12.31%        3.32%
                                             ==========  ==========  =========  =========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $199,360    $118,129    $73,895     $67,169   $47,687           $  685
Ratio of expenses to average net assets ....       0.59%       0.60%       0.61%     0.63%      0.60%        0.82%(b)
Ratio of net investment income to average
 net assets.................................       9.93%      10.34%       9.23%     9.52%      9.58%        8.71%(b)
Portfolio turnover rate.....................        485%        350%        248%      280%       177%         485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

GROWTH AND INCOME PORTFOLIO:

                                                                               CLASS IA
                                                         ---------------------------------------------------
                                                                                             OCTOBER 1, 1993
                                                              YEAR ENDED DECEMBER 31,              TO
                                                         --------------------------------   DECMBER 31, 1993
                                                             1996       1995       1994
                                                         ----------  ---------  ---------  -----------------
Net asset value, beginning of period (a) ...............   $  11.70    $  9.70    $  9.95        $10.00
                                                         ----------  ---------  ---------  -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................       0.24       0.33       0.31          0.03
 Net realized and unrealized gain (loss) on investments        2.05       1.97      (0.36)        (0.06)
                                                         ----------  ---------  ---------  -----------------
 Total from investment operations ......................       2.29       2.30      (0.05)        (0.03)
                                                         ----------  ---------  ---------  -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................      (0.23)     (0.30)     (0.20)        (0.02)
 Dividends in excess of net investment income  .........         --         --         --         (0.00)
 Distributions from realized gains......................      (0.75)        --         --            --
 Tax return of capital distributions ...................         --         --         --         (0.00)
                                                         ----------  ---------  ---------  -----------------
 Total dividends and distributions .....................      (0.98)     (0.30)     (0.20)        (0.02)
                                                         ----------  ---------  ---------  -----------------
Net asset value, end of period .........................   $  13.01    $ 11.70    $  9.70        $ 9.95
                                                         ==========  =========  =========  =================
Total return (d) .......................................      20.09%     24.07%     (0.58)%       (0.25)%
                                                         ==========  =========  =========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................    $232,080     $98,053   $31,522            $1,456
Ratio of expenses to average net assets.................       0.58%      0.60%      0.78%         2.70%(b)
Ratio of net investment income to average net asset  ...       1.94%      3.11%      3.13%         1.12%(b)
Portfolio turnover rate ................................         88%        65%        52%           48%
Average commission rate paid (f)........................   $0.0604         --         --               --

EQUITY INDEX PORTFOLIO:

                                                                          CLASS IA
                                                         -----------------------------------------
                                                           YEAR ENDED DECEMBER
                                                                   31,
                                                         ----------------------   MARCH 1, 1994 TO
                                                             1996        1995     DECEMBER 31, 1994
                                                         ----------  ----------  -----------------
Net asset value, beginning of period (a) ...............    $13.13      $ 9.87         $10.00
                                                         ----------  ----------  -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................      0.27        0.26           0.20
  Net realized and unrealized gain (loss) on investments      2.65        3.32          (0.09)
                                                         ----------  ----------  -----------------
  Total from investment operations......................      2.92        3.58           0.11
                                                         ----------  ----------  -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .................     (0.25)      (0.22)         (0.20)
  Distributions from realized gains ....................     (0.64)      (0.09)         (0.03)
  Distributions in excess of realized gains ............        --       (0.01)         (0.01)
                                                         ----------  ----------  -----------------
  Total dividends and distributions ....................     (0.89)      (0.32)         (0.24)
                                                         ----------  ----------  -----------------
Net asset value, end of period .........................    $15.16      $13.13         $ 9.87
                                                         ==========  ==========  =================
Total return (d) .......................................     22.39%      36.48%          1.08%
                                                         ==========  ==========  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................   $386,249    $165,785         $36,748
Ratio of expenses to average net assets ................      0.39%       0.48%          0.49%(b)
Ratio of net investment income to average net assets  ..      1.91%       2.16%          2.42%(b)
Portfolio turnover rate ................................        15%          9%             7%
Average commission rate paid (f)........................    $0.0306         --             --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

COMMON STOCK PORTFOLIO:

                                                                CLASS IA                                 CLASS IB
                                  ------------------------------------------------------------------- --------------
                                                                                                        OCTOBER 2,
                                                        YEAR ENDED DECEMBER 31,
                                                                                                          1996 TO
                                  -------------------------------------------------------------------  DECEMBER 31,
                                      1996          1995          1994         1993*         1992          1996
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, beginning of
 period (a)......................      $16.48    $    13.36    $    14.65   $    13.49   $    14.18       $17.90
                                  ------------ ------------  ------------  ------------ ------------  --------------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income  .........       0.15          0.20          0.20         0.23         0.24         0.02
  Net realized and unrealized
   gain (loss) on
   investments and foreign
   currency
   transactions..................        3.73          4.12         (0.51)        3.10         0.20         1.52
                                  ------------ ------------  ------------  ------------ ------------  --------------
  Total from investment
   operations....................        3.88          4.32         (0.31)        3.33         0.44         1.54
                                  ------------ ------------  ------------  ------------ ------------  --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income........................       (0.15)        (0.20)        (0.19)       (0.23)       (0.24)       (0.00 )
  Dividends in excess of net
   investment
   income........................          --         (0.02)        (0.01)       (0.00)          --        (0.03 )
  Distributions from realized
   gains.........................       (1.76)        (0.95)        (0.77)       (1.94)       (0.89)       (0.16 )
  Distributions in excess of
   realized gains ...............       (0.22)        (0.03)           --           --           --        (1.03 )
  Tax return of capital
   distributions ................          --            --         (0.01)          --           --           --
                                  ------------ ------------  ------------  ------------ ------------  --------------
  Total dividends and
   distributions.................       (2.13)        (1.20)        (0.98)       (2.17)       (1.13)       (1.22 )
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, end of period ..      $18.23    $    16.48    $    13.36   $    14.65   $    13.49       $18.22
                                  ============ ============  ============  ============ ============  ==============
Total return (d).................       24.28%        32.45%        (2.14)%      24.84%        3.22%        8.49 %
                                  ============ ============  ============  ============ ============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's) ........................ $6,625,390    $4,879,677    $3,466,245   $3,125,128   $2,307,292       $1,244
Ratio of expenses to average net
  assets .........................       0.38%         0.38%         0.38%        0.38%        0.38%        0.63 %(b)
Ratio of net investment income to
  average net assets .............       0.85%         1.27%         1.40%        1.55%        1.73%        0.61 %(b)
Portfolio turnover rate .........          55%           61%           52%          82%          71%          55 %
Average commission rate paid (f)      $0.0565            --            --           --           --          $0.0565

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

 GLOBAL PORTFOLIO:

                                                                      CLASS IA                               CLASS IB
                                            -----------------------------------------------------------  --------------
                                                                                                            OCTOBER 2,
                                                               YEAR ENDED DECEMBER 31,
                                                                                                             1996 TO
                                            -----------------------------------------------------------    DECEMBER 31,
                                                 1996         1995        1994       1993*       1992          1996
                                            ------------  ----------  ----------  ----------  ---------  --------------
Net asset value, beginning of period (a) ..      $15.74    $  13.87    $  13.62    $  11.41     $ 11.64      $ 16.57
                                            ------------  ----------  ----------  ----------  ---------  --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................        0.21        0.26        0.20        0.08        0.14         0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions.............................        2.05        2.32        0.52        3.58       (0.20)        0.81
                                            ------------  ----------  ----------  ----------  ---------  --------------
 Total from investment operations..........        2.26        2.58        0.72        3.66       (0.06)        0.83
                                            ------------  ----------  ----------  ----------  ---------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .....       (0.21)      (0.25)      (0.17)      (0.15)      (0.11)          --
 Dividends in excess of net investment
  income...................................       (0.08)         --          --          --          --        (0.11)
 Distributions from realized gains  .......       (0.79)      (0.42)      (0.28)      (1.30)      (0.06)       (0.10)
 Distributions in excess of realized
 gains.....................................          --       (0.03)      (0.00)      (0.00)         --        (0.28)
 Tax return of capital distributions  .....       (0.00)      (0.01)      (0.02)         --          --        (0.00)
                                            ------------  ----------  ----------  ----------  ---------  --------------
 Total dividends and distributions  .......       (1.08)      (0.71)      (0.47)      (1.45)      (0.17)       (0.49)
                                            ------------  ----------  ----------  ----------  ---------  --------------
Net asset value, end of period.............      $16.92    $  15.74    $  13.87    $  13.62     $ 11.41      $ 16.91
                                            ============  ==========  ==========  ==========  =========  ==============
Total return (d) ..........................       14.60%      18.81%       5.23%      32.09%      (0.50)%       4.98%
                                            ============  ==========  ==========  ==========  =========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ........    $997,041     $686,140    $421,698    $141,257      $49,171       $   290
Ratio of expenses to average net assets  ..        0.60%       0.61%       0.69%       0.84%       0.70%        0.86%(b)
Ratio of net investment income to average
 net assets ...............................        1.28%       1.76%       1.41%       0.62%       1.20%        0.48%(b)
Portfolio turnover rate ...................          59%         67%         71%        150%        216%          59%
Average commission rate paid (f)...........     $0.0418          --          --          --          --      $0.0418

INTERNATIONAL PORTFOLIO:

                                                                      CLASS IA
                                                       ------------------------------------
                                                                             APRIL 3, 1995
                                                           YEAR ENDED             TO
                                                        DECEMBER 31, 1996  DECEMBER 31, 1995
                                                       -----------------  -----------------
Net asset value, beginning of period (a) .............       $10.87             $10.00
                                                       -----------------  -----------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............................         0.13               0.14
  Net realized and unrealized gain on investments ....         0.94               0.98
                                                       -----------------  -----------------
  Total from investment operations....................         1.07               1.12
                                                       -----------------  -----------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ...............        (0.10)             (0.07)
  Dividends in excess of net investment income .......        (0.09)             (0.13)
  Distributions from realized gains ..................        (0.25)             (0.05)
                                                       -----------------  -----------------
  Total dividends and distributions ..................        (0.44)             (0.25)
                                                       -----------------  -----------------
Net asset value, end of period .......................       $11.50             $10.87
                                                       =================  =================
Total return (d) .....................................         9.82%             11.29%
                                                       =================  =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................        $151,907            $28,684
Ratio of expenses to average net assets ..............         1.06%              1.03%(b)
Ratio of net investment income to average net assets           1.10%              1.71%(b)
Portfolio turnover rate ..............................           48%                56%
Average commission rate paid (f) .....................        $0.0251               --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

AGGRESSIVE STOCK PORTFOLIO:

                                                                CLASS IA                                 CLASS IB
                                  ------------------------------------------------------------------- --------------
                                                        YEAR ENDED DECEMBER 31,                         OCTOBER 2,
                                                                                                          1996 TO
                                  -------------------------------------------------------------------  DECEMBER 31,
                                      1996          1995          1994         1993*         1992          1996
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, beginning of
 period (a)......................      $35.68    $    30.63      $31.89     $    29.81    $    33.82   $      37.28
                                  ------------ ------------  ------------  ------------ ------------  --------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ..........        0.09          0.10          0.04         0.09          0.17          (0.01)
 Net realized and unrealized gain
  (loss) on investments .........        7.52          9.54         (1.26)        4.91         (1.25)          0.85
                                  ------------ ------------  ------------  ------------ ------------  --------------
 Total from investment operations        7.61          9.64         (1.22)        5.00         (1.08)          0.84
                                  ------------ ------------  ------------  ------------ ------------  --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ........................       (0.09)        (0.10)        (0.04)       (0.09)        (0.18)            --
 Dividends in excess of net
  investment income..............       (0.00)           --            --           --            --          (0.02)
 Distributions from realized
 gains ..........................       (7.33)        (4.49)           --        (2.75)        (2.75)         (0.23)
 Distributions in excess of
 realized  gains ................       (0.02)           --            --        (0.07)           --          (2.04)
 Tax return of capital
 distributions...................          --            --         (0.00)       (0.01)           --             --
                                  ------------ ------------  ------------  ------------ ------------  --------------
 Total dividends and
 distributions...................       (7.44)        (4.59)        (0.04)       (2.92)        (2.93)         (2.29)
                                  ------------ ------------  ------------  ------------ ------------  --------------
Net asset value, end of period ..      $35.85    $    35.68    $    30.63   $    31.89    $    29.81   $      35.83
                                  ============ ============  ============  ============ ============  ==============
Total return (d).................       22.20%        31.63%        (3.81)%      16.77%        (3.16)%         2.32%
                                  ============ ============  ============  ============ ============  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's).........................  $3,865,256    $2,700,515    $1,832,164   $1,557,332    $1,210,576   $        613
Ratio of expenses to average net
 assets .........................        0.48%         0.49%         0.49%        0.49%         0.50%          0.73%(b)
Ratio of net investment income
 (loss) to average net assets ...        0.24%         0.28%         0.12%        0.28%         0.57%         (0.10)%(b)
Portfolio turnover rate .........         108%          127%           92%          89%           68%           108%
Average commission rate paid (f)      $0.0263            --            --           --            --        $0.0263

CONSERVATIVE INVESTORS PORTFOLIO:

                                                                         CLASS IA
                                               ----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995        1994       1993*       1992
                                               -----------  ----------  ----------  ----------  ---------
Net asset value, beginning of period (a)  ....     $11.52     $  10.15    $  11.12    $  10.94    $ 11.29
                                               -----------  ----------  ----------  ----------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.50         0.60        0.55        0.52       0.64
 Net realized and unrealized gain (loss) on
  investments.................................       0.07         1.43       (1.00)       0.65      (0.01)
                                               -----------  ----------  ----------  ----------  ---------
 Total from investment operations.............       0.57         2.03       (0.45)       1.17       0.63
                                               -----------  ----------  ----------  ----------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  .......      (0.51)       (0.59)      (0.52)      (0.50)     (0.62)
 Dividends in excess of net investment
  income......................................         --           --          --       (0.00)        --
 Distributions from realized gains ...........      (0.27)       (0.07)         --       (0.49)     (0.36)
 Distributions in excess of realized gains ...      (0.02)          --          --          --         --
                                               -----------  ----------  ----------  ----------  ---------
 Total dividends and distributions............      (0.80)       (0.66)      (0.52)      (0.99)     (0.98)
                                               -----------  ----------  ----------  ----------  ---------
Net asset value, end of period................     $11.29     $  11.52    $  10.15    $  11.12    $ 10.94
                                               ===========  ==========  ==========  ==========  =========
Total return (d) .............................       5.21%       20.40%      (4.10)%     10.76%      5.64 %
                                               ===========  ==========  ==========  ==========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............   $282,402     $252,101    $173,691    $114,418    $70,675
Ratio of expenses to average net assets  .....       0.61%        0.59%       0.59%       0.60%      0.61%
Ratio of net investment income to average net
 assets ......................................       4.48%        5.48%       5.22%       4.49%      5.77%
Portfolio turnover rate ......................        181%         287%        228%        178%       136%
Average commission rate paid (f) .............    $0.0488           --          --          --         --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1996

BALANCED PORTFOLIO:

                                                                              CLASS IA
                                               --------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                    1996          1995          1994         1993*          1992
                                               ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period (a) .....      $16.76        $14.87        $16.67        $16.19        $18.48
                                               ------------  ------------  ------------  ------------  ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................        0.53          0.54          0.45          0.50          0.56
 Net realized and unrealized gain (loss) on
  investments.................................        1.31          2.36         (1.78)         1.46         (1.11 )
                                               ------------  ------------  ------------  ------------  ------------
 Total from investment operations.............        1.84          2.90         (1.33)         1.96         (0.55 )
                                               ------------  ------------  ------------  ------------  ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........       (0.53)        (0.54)        (0.44)        (0.50 )       (0.55 )
 Dividends in excess of net investment
  income......................................          --            --         (0.03)           --            --
 Distributions from realized gains............       (1.40)        (0.47)           --         (0.95 )       (1.19 )
 Distributions in excess of realized gains ...       (0.03)           --            --         (0.03 )          --
 Tax return of capital distributions .........          --            --         (0.00)            --            --
                                               ------------  ------------  ------------  ------------  ------------
 Total dividends and distributions............       (1.96)        (1.01)        (0.47)        (1.48 )       (1.74 )
                                               ------------  ------------  ------------  ------------  ------------
Net asset value, end of period ...............      $16.64        $16.76        $14.87        $16.67        $16.19
                                               ============  ============  ============  ============  ============
Total return (d)..............................       11.68%        19.75%        (8.02)%       12.28 %       (2.85 )%
                                               ============  ============  ============  ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............  $1,637,856    $1,523,142    $1,329,820    $1,364,640    $1,076,670
Ratio of expenses to average net assets ......        0.41%         0.40%         0.39%         0.39 %        0.40 %
Ratio of net investment income to average net
 assets.......................................        3.15%         3.33%         2.87%         2.99 %        3.30 %
Portfolio turnover rate.......................         177%          186%          115%           99 %          91 %
Average commission rate paid (f) .............     $0.0516            --            --            --            --

GROWTH INVESTORS PORTFOLIO:

                                                                    CLASS IA                               CLASS IB
                                         ------------------------------------------------------------  --------------
                                                            YEAR ENDED DECEMBER 31,                       OCTOBER 2,
                                                                                                           1996 TO
                                         ------------------------------------------------------------    DECEMBER 31,
                                              1996         1995        1994       1993*        1992          1996
                                         ------------  ----------  ----------  ----------  ----------  --------------
Net asset value, beginning of period
 (a)....................................      $17.68     $  14.66    $  15.61    $  14.69    $  15.17     $ 16.78
                                         ------------  ----------  ----------  ----------  ----------  --------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................        0.40         0.57        0.50        0.43        0.44        0.07
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions  ..............        1.66         3.24       (0.98)       1.79        0.28        0.71
                                         ------------  ----------  ----------  ----------  ----------  --------------
  Total from investment operations .....        2.06         3.81       (0.48)       2.22        0.72        0.78
                                         ------------  ----------  ----------  ----------  ----------  --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .       (0.40 )      (0.54)      (0.46)      (0.42)      (0.41)      (0.02 )
  Dividends in excess of net investment
   income  .............................       (0.03 )      (0.01)      (0.01)         --          --       (0.09 )
  Distributions from realized gains ....       (2.10 )      (0.24)         --       (0.88)      (0.79)      (0.02 )
  Distributions in excess of realized
   gains ...............................       (0.01 )         --          --          --          --       (0.24 )
                                         ------------  ----------  ----------  ----------  ----------  --------------
  Total dividends and distributions ....       (2.54 )      (0.79)      (0.47)      (1.30)      (1.20)      (0.37 )
                                         ------------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period .........      $17.20     $  17.68    $  14.66    $  15.61    $  14.69     $ 17.19
                                         ============  ==========  ==========  ==========  ==========  ==============
Total return (d)........................       12.61 %      26.37%      (3.15)%     15.26%       4.85%       4.64 %
                                         ============  ==========  ==========  ==========  ==========  ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......  $1,301,643     $896,134    $492,478    $278,467    $148,650     $   472
Ratio of expenses to average net
  assets................................        0.57 %       0.56%       0.59%       0.62%       0.60%       0.84 %(b)
Ratio of net investment income to
  average net assets....................        2.31 %       3.43%       3.32%       2.71%       3.00%       1.69 %(b)
Portfolio turnover rate ................         190 %        107%        131%        118%        129%        190 %
Average commission rate paid (f)  ......     $0.0495           --          --          --          --       $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1996

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Class IA:
       Common Stock Portfolio--June 16, 1975
       Money Market Portfolio--July 13, 1981
       Balanced Portfolio--January 27, 1986
       Aggressive Stock Portfolio--January 27, 1986
       High Yield Portfolio--January 2, 1987
       Global Portfolio--August 27, 1987
       Conservative Investors Portfolio--October 2, 1989
       Growth Investors Portfolio--October 2, 1989
       Intermediate Government Securities Portfolio--April 1, 1991
       Quality Bond Portfolio--October 1, 1993
       Growth and Income Portfolio--October 1, 1993
       Equity Index Portfolio--March 1, 1994
       International Portfolio--April 3, 1995
       Class IB:
       Money Market, High Yield, Common Stock, Global, Aggressive Stock and Growth Investors Portfolios--October 2, 1996.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Hudson River Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, Intermediate Government Securities Portfolio, Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Equity Index Portfolio, Common Stock Portfolio, Global Portfolio, International Portfolio, Aggressive Stock Portfolio, Conservative Investors Portfolio, Balanced Portfolio and Growth Investors Portfolio (constituting The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended December 31, 1992 were audited by other independent accountants whose report dated February 10, 1993 expressed an unqualified opinion on those financial statements.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1997

                                  APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:
  o  liquidity ratios are adequate to meet cash requirements;
  o  long-term senior debt is rated "A" or better;
  o  the issuer has access to at least two additional channels of borrowing;
  o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
  o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
  o  the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
  o  evaluation of the management of the issuer;
  o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
  o evaluation of the issuer's products in relation to competition and customer acceptance;
  o  liquidity;
  o  amount and quality of long-term debt;
  o  trend of earnings over a period of ten years;
  o financial strength of parent company and the relationships which exist with the issuer; and
  o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                          PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) Financial Statements:

         The following financial statements are filed as part of this amended Registration Statement.

         Included in Part A--Prospectus of the Registration Statement: Financial Highlights.

         Included in Part B--Statement of Additional Information of the Registration Statement:

         Audited Statements of Assets and Liabilities as of December 31, 1996.

         Audited Statements of Operations for the year ended December 31, 1996.

         Audited Statements of Changes in Net Assets of the Alliance Common Stock, Alliance Money Market,
         Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative
         Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance
         Equity Index and Alliance Intermediate Government Securities Portfolios for the years ended December
         31, 1996 and 1995 and of the Alliance International Portfolio for the year ended December 31, 1996 and for the period from April 3, 1995 (date of commencement of operations) through December 31, 1995.

         Alliance Money Market Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Intermediate Government Securities Portfolio Audited Portfolio of Investments as of December
         31, 1996.

         Alliance Quality Bond Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance High Yield Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Balanced Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Growth and Income Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Equity Index Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Common Stock Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Global Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Aggressive Stock Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Conservative Investors Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance Growth Investors Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Alliance International Portfolio Audited Portfolio of Investments as of December 31, 1996.

         Notes to Financial Statements.

         Financial Highlights.

         Report of Independent Accountants.

------------

         (b) Exhibits:

             The following exhibits are filed herewith or incorporated by reference to the filing indicated:

         (1) Amended and Restated Agreement and Declaration of Trust of the Trust.

         (2) By-Laws of the Trust.

         (3) Not applicable.

      (4)(a) Portions of Amended and Restated Agreement and Declaration of Trust relating to shareholders' rights
             (previously filed with Post-Effective Amendment No. 28 on February 14, 1997).

      (4)(b) Portions of By-Laws of the Trust relating to shareholders' rights (previously filed with Post-Effective
             Amendment No. 28 on February 14, 1997).

         (5) Investment Advisory Agreement between the Trust and Alliance dated May 1, 1997.

      (6)(a) Class IA Distribution Agreement between the Trust and EQ Financial Consultants, Inc. (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

      (6)(b) Class IB Distribution Agreement between the Trust and Equitable Distributors, Inc. (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

         (7) Not applicable.

         (8) Custodian Agreement between the Trust and Chase, dated August 25, 1988.

        (10) Not applicable.

     (11)(a) Consent of Price Waterhouse LLP.

     (11)(b) Powers of Attorney.

        (12) Not applicable.

        (13) Not applicable.

        (14) Not applicable.

        (15) Rule 12b-1 Plan (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).

        (16) Schedule for computation of Portfolio yield quotations and total return (previously filed with Post-Effective
             Amendment No. 26 on May 1, 1996).

        (17) Financial Data Schedules.

        (18) Rule 18f-3 Plan (previously filed with Post-Effective Amendment No. 27 on May 9, 1996).



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

   Equitable controls the Trust by virtue of their ownership of 99.7% of the Trust's shares as of March 31, 1997. All Trust shareholders are required to solicit instructions from their policyowners as to certain matters. The Trust also offers its shares to insurance companies unaffiliated with Equitable.

   On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Holding Company" or "EQ") and currently Equitable constitutes the Holding Company's only operating business.

   The largest stockholder of the Holding Company is AXA, a French insurance holding company. AXA currently owns approximately 60% of the outstanding shares of common stock of the Holding Company plus convertible preferred stock. AXA, a public company with shares traded on the Paris Bourse (the French stock exchange), is the principal holding company for most of the companies in one of the largest insurance groups in Europe. The majority of AXA's stock is owned by a group of five French mutual insurance companies.


   The response to Item 26 included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for Separate Account A of Equitable (File Nos. 33-47949 and 811-1705) is incorporated herein by reference.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


               (1)                                      (2)
          TITLE OF CLASS           NUMBER OF RECORD HOLDERS AS OF MARCH 31, 1997
--------------------------------  ----------------------------------------------
Class IA shares of beneficial
 interest                                                17

Class IB                                                  1



ITEM 27. INDEMNIFICATION

DECLARATION OF TRUST

   The Declaration of Trust provides in substance that no Trustee or officer and no investment adviser or other third party shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee or agent for any action or failure to act, except upon a showing of bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Declaration of Trust further provides in substance that, with the exceptions stated above, a Trustee or officer of the Trust is entitled to be indemnified against all liability incurred in connection with the affairs of the Trust. In addition, the Declaration of Trust authorizes the Trust to purchase and pay for liability insurance to indemnify the Trustees and officers against certain claims and liabilities.

MASSACHUSETTS LAW

   Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.

INSURANCE

   To the extent permitted by New York law and subject to all applicable requirements thereof, Equitable has undertaken to indemnify each Trustee and officer of the Trust, so long as Equitable indirectly controls the Trust, who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, his or her testator or intestate, is or was a Trustee or officer of the Trust.

   The Trustees and officers are insured under a policy issued by Lloyd's of London to Equitable and certain affiliates:

   Annual Limit:     $25,000,000

   Deductible:       $5,000,000 each loss and aggregate for company
                     retention, nil per trustee and officer individually.

The Trustees and officers are also insured under a policy issued by X.L. Insurance Company of $25,000,000 coverage and a policy issued by A.C.E. Insurance Company of $50,000,000 coverage excess of the Lloyd's policy.

UNDERTAKING

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

   The descriptions of Alliance Capital Management L.P. under the caption "Management of the Trust" in the Prospectus and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

   The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS


   (a) EQ Financial Consultants, Inc. is the principal underwriter of the Trust's Class IA shares, and Equitable Distributors, Inc. is the principal underwriter of the Trust's Class IB shares.

   (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., the principal underwriter of the Trust's Class IA shares, and of Equitable Distributors, Inc., the principal underwriter of the Trust's Class IB shares. The business address of the persons whose names are preceded by a single asterisk is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 1755 Broadway, 3rd Floor, New York, New York 10019. Mr. Higgins' business address is 6301 Morrison Boulevard, Charlotte, North Carolina 28211. Mr. Witte's business address is 135 West Fiftieth Street, 4th Floor, New York, New York 10020. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. Mr. Bullen's and Ms. Russo's business address is 200 Plaza Drive, Secaucus, New Jersey 07096. The business address for Messrs. Brakovich, Shepherdson and Meserve is 660 Newport Center Drive, Suite 1200, Newport Beach, California 92660.



                            POSITIONS AND                                          POSITIONS AND
NAME AND PRINCIPAL          OFFICES WITH                                           OFFICES WITH
BUSINESS ADDRESS            EQ FINANCIAL CONSULTANTS, INC.                         REGISTRANT
--------------------------  -----------------------------------------------------  ------------------
DIRECTORS
  *Derry E. Bishop          Director                                               None
  *Harvey Blitz             Director                                               None
  *Michael S. Martin        Director                                               Vice President
 **Michael F. McNelis       Director                                               None
  *Richard V. Silver        Director                                               None
  *Mark R. Wutt             Director                                               None

OFFICERS
  *Michael S. Martin        Chairman of the Board and Chief Executive Officer      Vice President
 **Michael F. McNelis       President and Chief Operating Officer                  None
  *Derry E. Bishop          Executive Vice President                               None
  *Gordon G. Dinsmore       Executive Vice President                               None

                                4

                            POSITIONS AND                                          POSITIONS AND
NAME AND PRINCIPAL          OFFICES WITH                                           OFFICES WITH
BUSINESS ADDRESS            EQ FINANCIAL CONSULTANTS, INC.                         REGISTRANT
--------------------------  -----------------------------------------------------  ------------------
 **Martin J. Telles         Executive Vice President and Chief Marketing Officer   None
  *Fred A. Folco            Executive Vice President                               None
  *Thomas J. Duddy, Jr.     Executive Vice President                               None
  *William J. Green         Executive Vice President                               None
  *A. Frank Beaz            Executive Vice President                               None
   Dennis D. Witte          Executive Vice President                               None
 **Robert McKenna           Senior Vice President and Chief Financial Officer      None
 **Theresa A. Nurge-Alws    Senior Vice President                                  None
   Mary P. Breen            Vice President and Counsel                             None
 **Ronald Boswell           First Vice President                                   None
 **Donna M. Dazzo           First Vice President                                   None
  *Michael Brzozowski       Vice President and Compliance Director                 None
 **Amy Franceschini         Vice President                                         None
 **Linda Funigiello         Vice President                                         None
 **James Furlong            Vice President                                         None
 **Richard Koll             Vice President                                         None
   Peter R. Kornweiss       Vice President                                         None
 **Frank Lupo               Vice President                                         None
 **T.S. Narayanan           Vice President                                         None
  *Janet E. Hannon          Secretary                                              None
  *Linda J. Galasso         Assistant Secretary                                    None
  *Harvey Blitz             Executive Vice President                               None
  *Peter D. Noris           Executive Vice President                               Trustee
 **James R. Anderson        Vice President                                         None
  *Raymond T. Barry         Vice President                                         None
 **Rosemary Magee           Vice President                                         None
 **Laura A. Pellegrini      Vice President                                         None
   Edna Russo               First Vice President                                   None
  *Rose A. Osorio           Vice President                                         None
 **T.S. Narayanan           Vice President                                         None



                                POSITIONS AND                                     POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH                                      OFFICES WITH
BUSINESS ADDRESS                EQUITABLE DISTRIBUTORS, INC.                      REGISTRANT
------------------------------  ------------------------------------------------  -----------------
DIRECTORS
  *Greg Brakovich               Director                                          None
  *Jerome S. Golden             Director                                          None
  *William T. McCaffrey         Director                                          None
  *James A. Shepherdson, III    Director                                          None
OFFICERS
  *Jerome S. Golden             Chairman of the Board                             None
   Greg Brakovich               Co-President, Co-Chief Executive Officer and      None
                                Managing Director
   James A. Shepherdson, III    Co-President, Co-Chief Executive Officer and      None
                                Managing Director

                                5

                                POSITIONS AND                                     POSITIONS AND
NAME AND PRINCIPAL              OFFICES WITH                                      OFFICES WITH
BUSINESS ADDRESS                EQUITABLE DISTRIBUTORS, INC.                      REGISTRANT
------------------------------  ------------------------------------------------  -----------------
   Dennis D. Witte              Senior Vice President                             None
   Phillipe D. Meserve          Managing Director                                 None
   Thomas D. Bullen             Chief Financial Officer                           None
  *Michael Brzozowski           Chief Compliance Officer                          None
   Mary P. Breen                Vice President                                    None
  *Ronald R. Quist              Treasurer                                         None
  *Janet Hannon                 Secretary                                         None
  *Linda J. Galasso             Assistant Secretary                               None



   (c) Inapplicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The Trust's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

The Trust

    Rule 31a-1(b)(4)
    Rule 31a-2(a)(1)

Alliance Capital Management Corporation
135 West 50th Street
New York, New York 10019

    Rule 31a-1(b)(1)-(3),(5)-(12)
    Rule 31a-2(a)(1)-(2)

The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, New York 10081

    Rule 31a-1(b)(2)-(3)
    Rule 31a-2(a)(2)

ITEM 31. MANAGEMENT SERVICES

   Inapplicable.

ITEM 32. UNDERTAKINGS

   The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.
                               ***************

                                    NOTICE

   A copy of the Declaration of Trust of The Hudson River Trust (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April 1997.
                                          THE HUDSON RIVER TRUST


                                          By: /s/  Kathleen A. Corbet
                                              -------------------------------
                                              Title: Vice President

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:
    John D. Carifa,
President and Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:
    Mark D. Gersten,
Treasurer and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:
    Thomas R. Manley,
Controller and Chief Accounting Officer

TRUSTEES:
     John D. Carifa
     Richard W. Couper
     Brenton W. Harries
     Howard E. Hassler
     William L. Mannion
     Alton G. Marshall
     Clifford L. Michel
     Peter D. Noris
     Donald J. Robinson

                                          By: /s/ Edmund P. Bergan, Jr.
                                              -------------------------------
                                              Edmund P. Bergan, Jr.
                                              As Attorney-in-Fact
                                              April 30, 1997

                                EXHIBIT INDEX


  EXHIBIT NO.             DESCRIPTION

            (1) Amended and Restated Agreement and Declaration of Trust of the Trust.

            (5) Investment Advisory Agreement between the Trust and Alliance.

         (6)(a) Class IA Distribution Agreement between the Trust and EQ Financial Consultants, Inc.

         (6)(b) Class IB Distribution Agreement between the Trust and Equitable Distributors, Inc.

            (8) Custodian Agreement between the Trust and Chase.

        (11)(a) Consent of Price Waterhouse LLP.

        (11)(b) Powers of Attorney.

           (27) Financial Data Schedules.